Registration No. 33-59474

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D. C. 20549
                                    --------
                       POST-EFFECTIVE AMENDMENT NO. 56 TO
                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     under
                           THE SECURITIES ACT OF 1933
                                      and
                             REGISTRATION STATEMENT
                                     under
                       THE INVESTMENT COMPANY ACT OF 1940
                                    --------
                         PRINCIPAL INVESTORS FUND, INC.
               (Exact name of Registrant as specified in Charter)
                         The Principal Financial Group
                             Des Moines, Iowa 50392
                    (Address of principal executive offices)
                                    --------
                        Telephone Number (515) 248-3842
                                    --------

                                     Copy to:
  MICHAEL D. ROUGHTON                JOHN W. BLOUCH, Esq.
  The Principal Financial Group      Dykema Gossett PLLC
  Des Moines, Iowa 50392             Franklin Square, Suite 300 West
                                     1300 I Street, N.W.
                                     Washington, DC 20005-3306


                    (Name and address of agent for service)
                                   ----------

It is proposed that this filing will become effective (check appropriate box)

      _____   immediately upon filing pursuant to paragraph (b) of Rule 485
      _____   on October 1, 2007 pursuant to paragraph (b) of Rule 485
      _____   60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
      _____   on (date) pursuant  to  paragraph (a)(1) of Rule 485
      _____   75 days  after  filing pursuant  to  paragraph  (a)(2) of Rule 485
      __XX_   on February 29, 2008 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)

      _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   ----------

                         PRINCIPAL INVESTORS FUND, INC.

                      CLASS A, CLASS B, AND CLASS C SHARES

                The date of this Prospectus is February 29, 2008.

 As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                                TABLE OF CONTENTS


Risk/Return Summary..............................................................    4
Balanced/Asset Allocation Funds
  Strategic Asset Management ("SAM") Portfolios..................................    7
     Flexible Income Portfolio...................................................   10
     Conservative Balanced Portfolio.............................................   12
     Balanced Portfolio..........................................................   13
     Conservative Growth Portfolio...............................................   15
     Strategic Growth Portfolio..................................................   16
  Principal LifeTime Funds.......................................................   20
     Principal LifeTime Strategic Income Fund....................................   23
     Principal LifeTime 2010 Fund................................................   24
     Principal LifeTime 2020 Fund................................................   25
     Principal LifeTime 2030 Fund................................................   26
     Principal LifeTime 2040 Fund................................................   27
     Principal LifeTime 2050 Fund................................................   28
LargeCap US Equity Funds
  Equity Income Fund I...........................................................   32
  Disciplined LargeCap Blend Fund................................................   35
  Partners LargeCap Blend Fund...................................................   38
  Partners LargeCap Blend Fund I.................................................   41
  LargeCap Growth Fund...........................................................   43
  Partners LargeCap Growth Fund I................................................   46
  Partners LargeCap Growth Fund II...............................................   49
  LargeCap S&P 500 Index Fund....................................................   52
  LargeCap Value Fund............................................................   55
  Partners LargeCap Value Fund...................................................   58
Small/MidCap US Equity Funds
  MidCap Blend Fund..............................................................   61
  Partners MidCap Growth Fund....................................................   64
  Partners MidCap Growth Fund I..................................................   67
  MidCap Stock Fund..............................................................   70
  Partners MidCap Value Fund.....................................................   73
  Real Estate Securities Fund....................................................   76
  SmallCap Blend Fund............................................................   79
  SmallCap Growth Fund...........................................................   82
  Partners SmallCap Growth Fund II...............................................   85
  SmallCap Value Fund............................................................   88
  West Coast Equity Fund.........................................................   91
International Equity Funds
  Diversified International Fund.................................................   94
  Global Real Estate Securities Fund.............................................   97
  International Growth Fund......................................................   99
  International Emerging Markets Fund............................................  102

 2                                                      Principal Investors Fund
                                                                  1-800-222-5852

Fixed-Income Funds
  Bond & Mortgage Securities Fund................................................  105
  California Municipal Fund......................................................  108
  Government & High Quality Bond Fund............................................  111
  High Yield Fund II.............................................................  114
  Income Fund....................................................................  116
  Inflation Protection Fund......................................................  119
  Mortgage Securities Fund.......................................................  122
  Preferred Securities Fund......................................................  124
  Tax-Exempt Bond Fund I.........................................................  127
Short-Term Fixed Income Funds
  Short-Term Bond Fund...........................................................  130
  Short-Term Income Fund.........................................................  133
  Ultra Short Bond Fund..........................................................  136
  Money Market Fund..............................................................  139
The Costs of Investing...........................................................  142
Certain Investment Strategies and Related Risks..................................  144
Management of the Funds..........................................................  151
Purchase of Fund Shares..........................................................  167
Choosing a Share Class...........................................................  168
  Class A Shares.................................................................  169
  Class B Shares.................................................................  173
  Class C Shares.................................................................  174
CDSC Calculation and Waivers.....................................................  175
Redemption of Fund Shares........................................................  175
Exchange of Fund Shares..........................................................  178
Frequent Purchases and Redemptions...............................................  179
Pricing of Fund Shares...........................................................  180
Dividends and Distributions......................................................  181
Tax Considerations...............................................................  182
Distribution Plans and Intermediary Compensation.................................  184
Fund Account Information.........................................................  187
Portfolio Holdings Information...................................................  189
Financial Highlights.............................................................  190
Additional Information...........................................................  190
Appendix A - Summary of Principal Risks..........................................  191
Appendix B - Definitions of the Indices Referenced in this Prospectus............  197




Principal Investors Fund                                                       3
www.PrincipalFunds.com

RISK/RETURN SUMMARY

Principal Investors Fund, Inc. (the "Fund" or "PIF") is comprised of seventy-two investment portfolios, forty-nine of which (together, the "Funds") are offered through this prospectus. Principal Management Corporation ("Principal")* serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory and certain corporate administrative services to the Fund.

Principal Investors Fund, Inc. will be changing its name to Principal Funds, Inc. effective June 16, 2008.

Principal Funds Distributor, Inc. (the "Distributor")* is the Fund's principal underwriter for Class A, Class B, and Class C shares. Princor Financial Services Corporation ("Princor")* is the Fund's principal underwriter for other share classes the Fund issues.

Principal has selected one or more Sub-Advisors for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisors and the Funds each sub-advise are:

      SUB-ADVISOR                                       FUND(S)
      -----------                                       -------

      AllianceBernstein L.P.                            Partners LargeCap Value

      American Century Investment Management, Inc.      Partners LargeCap Growth II

      Columbus Circle Investors*                        LargeCap Growth

      Edge Asset Management, Inc.                       Equity Income I
                                                        High Yield II
                                                        Income
                                                        MidCap Stock
                                                        Short-Term Income
                                                        Strategic Asset Management
                                                        Portfolios
                                                        Mortgage Securities
                                                        West Coast Equity

      Emerald Advisers, Inc.                            Partners SmallCap Growth II

      Essex Investment Management Company, LLC          Partners SmallCap Growth II

      Goldman Sachs Asset Management, L.P.              Partners LargeCap Blend I

      Jacobs Levy Equity Management, Inc.               Partners MidCap Value

      Mellon Equity Associates, LLP                     Partners MidCap Growth I

      Morgan Stanley Investment Management Inc. (doing  California Municipal
        business as Van Kampen)                         Tax-Exempt Bond I

      Neuberger Berman Management Inc.                  Partners MidCap Value

      Principal Global Investors, LLC*                  Bond & Mortgage Securities
                                                        Disciplined LargeCap Blend
                                                        Diversified International
                                                        Government & High Quality Bond
                                                        Inflation Protection
                                                        International Emerging Markets
                                                        LargeCap S&P 500 Index
                                                        LargeCap Value
                                                        MidCap Blend
                                                        Money Market
                                                        Principal LifeTime Funds
                                                        Short-Term Bond
                                                        SmallCap Blend
                                                        SmallCap Growth
                                                        SmallCap Value
                                                        Ultra Short Bond

 4       RISK/RETURN SUMMARY                            Principal Investors Fund
                                                                  1-800-222-5852

      SUB-ADVISOR                                       FUND(S)
      -----------                                       -------

      Principal Real Estate Investors, LLC*             Global Real Estate Securities
                                                        Real Estate Securities

      Spectrum Asset Management, Inc.*                  Preferred Securities

      T. Rowe Price Associates, Inc.                    Partners LargeCap Blend
                                                        Partners LargeCap Growth I

      Turner Investment Partners, LLC                   Partners MidCap Growth

      UBS Global Asset Management (Americas) Inc.       Partners SmallCap Growth II



 * Principal Management Corporation; Columbus Circle Investors; Principal Global Investors, LLC; Principal Real Estate Investors, LLC; Principal Funds Distributor, Inc.; Princor Financial Services Corporation; Spectrum Asset Management, Inc.; and Edge Asset Management, Inc., are affiliates of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group(R).

Pursuant to an Agreement and Plan of Reorganization with each of WM Trust I, WM Trust II, and WM Strategic Asset Management Portfolios, LLC (the "WM Group of Funds"), Principal Investors Fund acquired substantially all the assets of each of the funds in the WM Group of Funds (a "WM Fund") effective January 12, 2007 ("the Reorganization Date") (the "WM Reorganization"). Edge Asset Management, Inc. (formerly known as WM Advisors, Inc.), had served as the investment adviser to the WM Group of Funds. Certain Funds of Principal Investors Fund commenced operations on the effective date of the WM Reorganization by succeeding to the operations of predecessor WM Funds. These Funds are the California Municipal, Equity Income I, High Yield II, Income, MidCap Stock, Short-Term Income, Tax-Exempt Bond I, Mortgage Securities, and West Coast Equity Funds and the Balanced, Conservative Balanced, Conservative Growth, Flexible Income, and Strategic Growth Portfolios (the "PIF/WM Reorganization Funds").

All of the Funds described in this prospectus offer Class A shares and Class C shares. In addition, certain of the Funds offer Class B shares. Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase. Class B and Class C shares are not subject to a sales charge at the time of purchase but are subject to a contingent deferred sales charge ("CDSC") on shares redeemed within the applicable CDSC period as described in this prospectus. See "Choosing a Share Class" and "CDSC Calculation and Waivers" for more information.

MAIN STRATEGIES AND RISKS
Each Fund's investment objective is described in the summary description of each Fund. The Board of Directors may change a Fund's objective or its investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The summary of each Fund also describes each Fund's primary investment strategies (including the type or types of securities in which the Fund may invest), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries), and the principal risks associated with an investment in the Fund. A fuller discussion of investment strategies and risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."

Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions as more fully described under the caption "Certain Investment Strategies and Related Risks-Temporary Defensive Measures."

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds are intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to bear investment losses during periods of adverse market conditions. The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. Factors that may adversely affect a particular Fund as a whole are called

Principal Investors Fund                             RISK/RETURN SUMMARY       5
www.PrincipalFunds.com

"principal risks." The principal risks of investing in the Funds are stated as to each Fund in the Fund's description. In addition to the risks identified in each Fund's description, each of the Funds is also subject to credit and counterparty risk, liquidity risk, management risk, and market risk. Each Fund is also subject to Underlying Fund Risk to the extent that a Principal LifeTime Fund or SAM Portfolio invests in the Fund. These risks, and each of the other principal risks, are more fully explained in Appendix A to this prospectus.

INVESTMENT RESULTS
Below the description of each Fund is a bar chart showing the investment returns of its Class A shares for each of the past ten calendar years (or for each of the full calendar years since the Fund's inception). The bar chart is intended to provide some indication of the volatility of the Fund's past returns. The performance table following each bar chart shows how, for each applicable class of shares, average annual total returns of the Fund compare to returns of one or more broad-based securities market indices and an index of funds with similar investment objectives for the last one, five, and ten calendar years (or, in the case of a newer Fund, for the life of the Fund). An investment cannot be made directly in the indices and the indices' performance figures do not include any commissions, sales charges, or expenses that would be paid by investors purchasing the securities represented by the indices. Consult Appendix B for descriptions of the indices and category averages used in this prospectus. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. Average annual total returns shown in the performance table reflect the maximum applicable sales charge. PAST PERFORMANCE (BEFORE AND AFTER TAXES) DOES NOT GUARANTEE FUTURE RESULTS.

Performance for periods prior to the date on which a Fund's Class A, B, or C shares began operations (as indicated in the tables on the following pages) is based on the performance of another share class. For Funds other than the PIF/ WM Reorganization Funds, performance is based on the performance of the oldest share class of the Fund, either the Institutional Class shares or the Advisors Preferred Class shares (as noted in the performance chart and table), adjusted to reflect the expenses of the Fund's Class A, Class B, and Class C shares. The adjustments result in performance that is no higher than the historical performance of the applicable Institutional Class or Advisors Preferred Class shares. For the PIF/WM Reorganization Funds, performance of the Class A, B, and C shares of each Fund is based on the performance of the Class A, B, and C shares of the predecessor WM Fund. The performance of the Class B shares of the WM Fund that is the predecessor to High Yield Fund II for the periods prior to its introduction (May 5, 1998) and the performance of the Class C shares of each predecessor WM Fund for the periods prior to its introduction (March 1, 2002) are based on historical returns of the Class A shares of the predecessor WM Fund, adjusted to reflect the lack of initial sales charges and higher fund operating expenses for the Class B and C shares. The adjustments result in performance for the Class B and C shares that is likely to be different than the historical performance of the Class A shares.

The current 7-day yield for the Money Market Fund may be obtained by calling the Principal Investors Fund at 1-800-222-5852 or on the principalfunds.com website.

There can be no assurance that any Fund will achieve its investment objective. It is possible to lose money by investing in the Funds. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.


 6       RISK/RETURN SUMMARY                            Principal Investors Fund
                                                                  1-800-222-5852

STRATEGIC ASSET MANAGEMENT ("SAM") PORTFOLIOS

Principal Investors Fund provides a broad selection of investment choices, including asset allocation strategies available through the Flexible Income, Conservative Balanced, Balanced, Conservative Growth, and Strategic Growth Portfolios (each a "Portfolio," collectively the "Portfolios"). The SAM Portfolios offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The Portfolios are designed for long-term investors seeking total return or long-term capital appreciation. The SAM Portfolios currently invest principally in Institutional Class shares of the Equity Funds and Fixed-Income Funds identified below and the Money Market Fund ("Underlying Funds"). The "Equity Funds" include the Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth, and Diversified International Funds. The "Fixed-Income Funds" include the Short-Term Income, Mortgage Securities, Income, and High Yield II Funds. Each of the SAM Portfolios may also invest in the Institutional Class shares of other equity funds or fixed-income funds of Principal Investors Fund, at the Sub-Advisor's discretion. Each of the Underlying Funds is a series of Principal Investors Fund. The Sub-Advisor for the Portfolios is Edge Asset Management, Inc. ("Edge").

MAIN STRATEGIES FOR THE PORTFOLIOS
In pursuing its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the Underlying Funds described in this prospectus. The Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Portfolio will normally invest in the particular market segment represented by each Underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those market segments and their corresponding Underlying Funds. Edge may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective, Edge's outlook for the economy and the financial markets, and the relative market valuations of the Underlying Funds.

In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest, without limit, directly in stock or bond index futures and options thereon and the following short-term instruments:
- short-term securities issued by the U.S. government, its agencies, instrumentalities, authorities, or political subdivisions;
- other short-term fixed-income securities rated A or higher by Moody's Investors Services, Inc. ("Moody's"), Fitch Ratings ("Fitch"), or Standard & Poor's ("S&P") or, if unrated, of comparable quality in the opinion of Edge;
- commercial paper, including master notes;
- bank obligations, including negotiable certificates of deposit, time deposits, and bankers' acceptances; and
- repurchase agreements.

At the time a Portfolio invests in any commercial paper, bank obligations, or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's or the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P or equivalent ratings by Fitch; if no such ratings are available, the investment must be of comparable quality in the opinion of Edge. In addition to purchasing shares of the Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with Edge's current asset allocation strategy for the Portfolio. Specifically, each Portfolio may enter into futures contracts and options thereon, provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio's total assets. A Portfolio may also use futures contracts and options for bona fide hedging purposes. Futures contracts and options may also be used to reallocate the Portfolio's assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index.


Principal Investors Fund                             RISK/RETURN SUMMARY       7
www.PrincipalFunds.com

The principal investment strategies for each Portfolio are further described below in the description of each of the Portfolios, but there are some general principles Edge applies in making investment decisions. When making decisions about how to allocate a Portfolio's assets, Edge will generally consider, among other things, the following factors:

Federal Reserve       Government budget     State and federal fiscal policies
  monetary policy     deficits
Consumer debt         Tax policy            Trade pacts
Corporate profits     Demographic trends    Interest rate changes
Governmental          Mortgage demand       Business confidence
  elections
Employment trends     Business spending     Geopolitical risks
Consumer spending     Inflationary          Wage and payroll trends
                      pressures
Currency flows        Housing trends        Investment flows
Commodity prices      GDP growth            Import prices
Yield spreads         Historical financial  Factory capacity utilization
                      market returns
Stock market volume   Inventories           Market capitalization relative values
Capital goods         Investor psychology   Productivity growth
  expenditures
Historical asset      Technology trends     Asset class correlations
  class returns
Cyclical and secular  Risk/return           Business activity
  economic trends     characteristics
Volatility analysis   Stock valuations      Performance attribution by allocation and sector
Consumer confidence


The discussion of each Portfolio's and Underlying Fund's principal investment strategies includes some of the principal risks of investing in such a portfolio or fund. You can find a more detailed description of these and other principal risks of an investment in each Portfolio or Underlying Fund under "Certain Investment Strategies and Related Risks."

MAIN RISKS
There can be no assurance that any Portfolio will achieve its investment objective. The net asset value of each Portfolio's shares is affected by changes in the value of the shares of the Underlying Funds it owns. Each Portfolio's investments are invested in the Underlying Funds and, as a result, the Portfolio's performance is directly related to their performance. A Portfolio's ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives.

Each Portfolio's broad diversification is designed to help cushion severe losses in any one investment sector and moderate the Portfolio's overall price swings. However, the Portfolio's share price will fluctuate as the prices of the Underlying Funds rise or fall with changing market conditions.

Each Portfolio is subject to the particular risks of the Underlying Funds in the proportions in which the Portfolio invests in them. The primary risks associated with investing in the Underlying Funds are identified in this prospectus in the section entitled "SAM PORTFOLIO UNDERLYING FUNDS."

The greater the investment by each Portfolio in Underlying Funds that invest primarily in stocks, the greater the potential exposure to the following risks (as defined in Appendix A):

- Equity Securities Risk
- Derivatives Risk
- Active Trading Risk

- Growth Stock Risk
- Market Segment (LargeCap) Risk
- Underlying Fund Risk

- Value Stock Risk
- Exchange Rate Risk


 8       RISK/RETURN SUMMARY                            Principal Investors Fund
                                                                  1-800-222-5852

The greater the investment by each Portfolio in Underlying Funds that invest primarily in bonds, or other forms of fixed-income securities, the greater the potential exposure to the following risks (as defined in Appendix A):

- Fixed-Income Risk
- U.S. Government Securities Risk
- U.S. Government Sponsored Securities Risk

- Municipal Securities Risk
- Prepayment Risk
- Real Estate Securities Risk

- Portfolio Duration Risk
- High Yield Securities Risk
- Eurodollar and Yankee Obligations Risk

The greater the investment by each Portfolio in Underlying Funds that invest in foreign investments, the greater the exposure to the following risks (as defined in Appendix A):

- Foreign Securities Risk
- Market Segment Risk

- Exchange Rate Risk
- Derivatives Risk

- Small Company Risk

Each Portfolio is also subject to the following risks:

SECURITIES LENDING RISK (AS DEFINED IN APPENDIX A).

PAYMENT IN KIND LIQUIDITY RISK. Under certain circumstances, an Underlying Fund may determine to pay a redemption request by a Portfolio wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Portfolios may hold portfolio securities until Edge determines that it is appropriate to dispose of such securities.

CONFLICT OF INTEREST RISK. The officers, directors, advisor, distributor, and transfer agent of the Portfolios serve in the same capacities for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Portfolios and the Underlying Funds. Because Edge and its affiliated companies earn different fees from the Underlying Funds in which the Portfolios invest, there may be a conflict between the interests of the Portfolios and the economic interests of Edge and its affiliates.

Edge has provided investment advice to each SAM Portfolio since its inception.

As of October 31, 2006, the Portfolios' assets were allocated among the Underlying Funds as follows:

                                                   FLEXIBLE  CONSERVATIVE             CONSERVATIVE  STRATEGIC
                                                    INCOME     BALANCED     BALANCED     GROWTH       GROWTH
              UNDERLYING FUND                     PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO
              ---------------                     ---------  ------------  ---------  ------------  ---------
      REIT Fund                                       1.07%       2.19%        3.27%       4.33%        4.33%
      Equity Income Fund                              4.59        9.15        12.18       16.13        17.09
      Growth & Income Fund                            6.16        8.10        12.12       16.04        17.03
      West Coast Equity Fund                          1.32        4.00         6.01        7.84         8.88
      MidCap Stock Fund                               2.88        3.43         5.10        6.57         8.04
      Growth Fund                                     7.35        9.93        15.87       19.66        23.02
      SmallCap Value Fund                             1.13        1.23         2.05        2.82         3.03
      SmallCap Growth Fund                            1.08        1.13         1.87        2.61         2.81
      International Growth Fund                                   5.40         8.25       10.21        11.70
      Short Term Income Fund                         11.72        5.56         0.94
      U.S. Government Securities Fund                31.06       26.06        17.04        7.30
      Income Fund                                    24.76       17.72        10.26        3.88
      High Yield Fund                                 6.56        5.75         4.55        2.52         4.03
      Other Assets                                    0.32        0.35         0.49        0.09         0.04
                                                    ------      ------       ------      ------       ------
                                           TOTAL    100.00%     100.00%      100.00%     100.00%      100.00%


OTHER COMMON RISKS. Each of the Portfolios may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options. Therefore, the Portfolios are subject to the risks associated with such investments including:

- Fixed-Income Securities Risk

- U.S. Government Securities Risk

- Derivatives Risk


Principal Investors Fund                             RISK/RETURN SUMMARY       9
www.PrincipalFunds.com

HISTORICAL PERFORMANCE
A bar chart and table showing the historical investment performance of each SAM Portfolio are provided with the description of each Portfolio. The bar chart for each Portfolio shows how the Portfolio's total return has varied year by year, and the table for the Portfolio shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Portfolio. A Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Each Portfolio's investment return is net of the operating expenses of each of the Underlying Funds.

                            FLEXIBLE INCOME PORTFOLIO

OBJECTIVE:   The Portfolio seeks to provide a high level of total return
             (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio operates as a fund of funds and invests principally in Underlying Funds.

The Portfolio generally invests no more than 30% of its net assets in underlying Equity Funds.

The Portfolio may invest:
- Up to 40% of its assets in each of the following underlying Fixed-Income
  Funds: Short-Term Income, Mortgage Securities, Income, High Yield II, and Money Market Funds; and, subject to the limits in the prior paragraph,
- Up to 30% of its assets in each of the following underlying Equity Funds: Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, and SmallCap Growth.

The Portfolio may also invest in U.S. Government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and derivatives.


 10       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




1997                                                 10.25
1998                                                  9.24
1999                                                  8.64
2000                                                  5.10
2001                                                  4.33
2002                                                  1.03
2003                                                 12.08
2004                                                  5.73
2005                                                  2.66
2006                                                  6.70




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q2 '03    6.13%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q3 '02   -2.01%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                            1 YEAR   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)...........................................    1.90     4.61      6.02
         (AFTER TAXES ON DISTRIBUTIONS)(2).......................    0.58     3.29      4.10
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)....    1.31     3.17      4.01
CLASS B..........................................................    0.85     4.43      5.88
CLASS C..........................................................    4.83     4.77      5.66
Lehman Brothers Aggregate Bond Index(3)..........................    4.33     5.06      6.24
S&P 500 Index(3).................................................   15.79     6.19      8.42
20% S&P 500 Index and 80% Lehman Brothers Aggregate Bond
  Index(3).......................................................    6.62     5.44      6.89
Morningstar Conservative Allocation Category Average.............    8.17     5.66      5.91



 (1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The predecessor portfolio's performance between 1996 and 1999 benefited from the agreement of Edge and its affiliates to limit the portfolio's expenses.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       11
www.PrincipalFunds.com

                         CONSERVATIVE BALANCED PORTFOLIO

OBJECTIVE:  The Portfolio seeks to provide a high level of total return
            (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio operates as a fund of funds and invests principally in Underlying Funds.

The Portfolio invests between 40% and 80% of its net assets in a combination of underlying Fixed-Income Funds (including the underlying Money Market Fund) and between 20% and 60% of its net assets in underlying Equity Funds.

Subject to the limits in the prior paragraph, the Portfolio may invest:
- Up to 40% of its assets in each of the following underlying Fixed-Income
  Funds: Short-Term Income, Mortgage Securities, Income, High Yield II and Money Market Funds; and
- Up to 30% of its assets in each of the following underlying Equity Funds: Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth and Diversified International Funds.

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements and derivatives.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




1997                                                  8.29
1998                                                  5.28
1999                                                  1.97
2000                                                  3.97
2001                                                  2.20
2002                                                 -2.98
2003                                                 15.98
2004                                                  7.38
2005                                                  3.80
2006                                                  8.66




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q2 '03    8.00%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q3 '02   -4.84%




 12       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                            1 YEAR   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)...........................................    2.68     5.20      4.76
         (AFTER TAXES ON DISTRIBUTIONS)(2).......................    1.61     4.18      3.12
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)....    1.94     3.87      3.04
CLASS B..........................................................    2.73     5.23      4.71
CLASS C..........................................................    6.71     5.58      4.55
Lehman Brothers Aggregate Bond Index(3)..........................    4.33     5.06      6.24
S&P 500 Index(3).................................................   15.79     6.19      8.42
40% S&P 500 Index and 60% Lehman Brothers Aggregate Bond
  Index(3).......................................................    8.91     5.75      7.45
Morningstar Conservative Allocation Category Average.............    8.17     5.66      5.91



 (1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The predecessor portfolio's performance between 1996 and 2003 benefited from the agreement of Edge and its affiliates to limit the portfolio's expenses. Effective August 1, 2000, the investment objective and policies of the predecessor fund changed. Accordingly, the performance shown may not reflect what the predecessor fund's performance would have been under its current investment objective and policies.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

                               BALANCED PORTFOLIO

OBJECTIVE:  The Portfolio seeks to provide as high a level of total return
            (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio operates as a fund of funds and invests principally in Underlying Funds.

The Portfolio invests between at least 30% and no more than 70% of its net assets in underlying Equity Funds and at least 30% and no more than 70% of its net assets in underlying Fixed-Income Funds and the Money Market Fund.

Subject to the limits in the prior paragraph, the Portfolio may invest:
- Up to 40% of its assets in each of the following underlying Fixed-Income
  Funds: Short-Term Income, Mortgage Securities, Income, High Yield II and Money Market Funds; and
- Up to 30% of its assets in each of the following underlying Equity Funds: Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth and Diversified International Funds.

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and derivatives.


Principal Investors Fund                            RISK/RETURN SUMMARY       13
www.PrincipalFunds.com

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




1997                                                 10.22
1998                                                 16.27
1999                                                 26.97
2000                                                  0.13
2001                                                 -0.51
2002                                                 -9.41
2003                                                 21.34
2004                                                  9.23
2005                                                  5.21
2006                                                 10.36




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q4 '99   15.37%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q3 '02   -8.79%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006             1 YEAR   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)............................    4.31     5.67      7.88
         (AFTER TAXES ON DISTRIBUTIONS)(2)........    3.66     5.01      6.35
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  SHARES)(2)......................................    3.06     4.52      5.96
CLASS B...........................................    4.46     5.73      7.83
CLASS C...........................................    8.48     6.08      7.65
Lehman Brothers Aggregate Bond Index(3)...........    4.33     5.06      6.24
S&P 500 Index(3)..................................   15.79     6.19      8.42
60% S&P 500 Index and 40% Lehman Brothers
  Aggregate Bond Index(3).........................   11.20     5.98      7.88
Morningstar Moderate Allocation Category Average..   11.26     6.09      7.12



 (1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The predecessor portfolio's performance between 1996 and 1999 benefited from the agreement of Edge and its affiliates to limit the portfolio's expenses.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


 14       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

                          CONSERVATIVE GROWTH PORTFOLIO

OBJECTIVE:  The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio operates as a fund of funds and invests principally in Underlying Funds.

The Portfolio generally invests at least 60% of its net assets in underlying Equity Funds.

The Portfolio may invest up to 30% of its assets in each of the following underlying Fixed-Income Funds: Short-Term Income, Mortgage Securities, Income, High Yield II and Money Market Funds; and, subject to the limits in the prior paragraph, may invest up to 40% of its assets in each of the following underlying Equity Funds: Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth and Diversified International Funds.

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and derivatives.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)



      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF
        THE BAR CHART ABOVE:                              Q4 '99            22.16%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF
        THE BAR CHART ABOVE:                              Q3 '02 AND '01   -12.69%




Principal Investors Fund                            RISK/RETURN SUMMARY       15
www.PrincipalFunds.com

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                           1 YEAR   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)..........................................    5.74     5.92      8.42
         (AFTER TAXES ON DISTRIBUTIONS)(2)......................    5.54     5.64      7.27
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)...    3.98     4.99      6.72
CLASS B.........................................................    6.05     5.99      8.34
CLASS C.........................................................   10.01     6.32      8.15
Lehman Brothers Aggregate Bond Index(3).........................    4.33     5.06      6.24
S&P 500 Index(3)................................................   15.79     6.19      8.42
80% S&P 500 Index and 20% Lehman Brothers Aggregate Bond
  Index(3)......................................................   13.50     6.12      8.21
Morningstar Moderate Allocation Category Average................   11.26     6.09      7.12



 (1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The predecessor portfolio's performance between 1996 and 1999 benefited from the agreement of Edge and its affiliates to limit the portfolio's expenses.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

                           STRATEGIC GROWTH PORTFOLIO

OBJECTIVE:  The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio operates as a fund of funds and invests principally in Underlying Funds.

The Portfolio generally invests at least 75% of its net assets in underlying Equity Funds.

The Portfolio may invest:
- Up to 25% of its assets in each of the following underlying Fixed-Income
  Funds: Short-Term Income, High Yield II and Money Market Funds; and, subject to the limits in the prior paragraph,
- Up to 50% of its assets in each of the following underlying Equity Funds: Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth and Diversified International Funds.

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and derivatives.


 16       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




1997                                                  12.38
1998                                                  22.63
1999                                                  44.48
2000                                                  -4.43
2001                                                  -6.69
2002                                                 -20.85
2003                                                  31.27
2004                                                  11.92
2005                                                   6.98
2006                                                  12.75




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q4 '99    25.23%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q3 '01   -16.73%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1))

FOR THE PERIODS ENDED DECEMBER 31, 2006        1 YEAR   5 YEARS   10 YEARS
--------------------------------------------------------------------------
CLASS A (BEFORE TAXES).......................    6.53     5.80      8.94
         (AFTER TAXES ON DISTRIBUTIONS)(2)...    6.34     5.70      7.87
         (AFTER TAXES ON DISTRIBUTIONS AND
  SALE OF SHARES)(2).........................    4.49     4.99      7.24
CLASS B......................................    6.90     5.86      8.89
CLASS C......................................   10.89     6.23      8.64
Lehman Brothers Aggregate Bond Index(3)......    4.33     5.06      6.24
S&P 500 Index(3).............................   15.79     6.19      8.42
Russell 3000 Index(3)........................   15.72     7.17      8.64
Morningstar Large Blend Category Average.....   14.12     5.92      7.79



 (1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The predecessor portfolio's performance between 1996 and 1999 benefited from the agreement of Edge and its affiliates to limit the portfolio's expenses.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       17
www.PrincipalFunds.com

FEES AND EXPENSES OF THE PORTFOLIOS
Each of the Portfolios offers Class A, Class B, and Class C shares, which are subject to different fees and expenses. This section describes the fees and expenses that you may pay if you invest in Class A, Class B, or Class C shares of a Portfolio. Expenses of the underlying funds in which the portfolios invest are included.


                                             Annual Fund Operating Expenses
                                      (Expenses that are deducted from Fund Assets)

                                                  Flexible     Conservative                  Conservative     Strategic
                                                   Income        Balanced       Balanced        Growth         Growth
CLASS A SHARES                                  Portfolio(2)   Portfolio(3)   Portfolio(4)   Portfolio(5)   Portfolio(6)
------------------------------------------------------------------------------------------------------------------------
Management Fees                                     0.31%          0.31%          0.31%          0.31%          0.31%
12b-1 Fees(1)                                       0.25           0.25           0.25           0.25           0.25
Other Expenses                                      0.11           0.12           0.10           0.11           0.15
Gross Fees and Expenses                             0.67           0.68           0.66           0.67           0.71
Expense Reimbursement                               0.00           0.00           0.00           0.00           0.01
Net Fees and Expenses                               0.67           0.68           0.66           0.67           0.70
Acquired Fund ("Underlying Fund") Fees and
  Expenses                                          0.56           0.59           0.62           0.66           0.68
Total Annual Fund Operating Expenses                1.23           1.27           1.28           1.33           1.38




                                             ANNUAL FUND OPERATING EXPENSES
                                      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                  FLEXIBLE     CONSERVATIVE                  CONSERVATIVE     STRATEGIC
                                                   INCOME        BALANCED       BALANCED        GROWTH         GROWTH
CLASS B SHARES                                  PORTFOLIO(2)   PORTFOLIO(3)   PORTFOLIO(4)   PORTFOLIO(5)   PORTFOLIO(6)
------------------------------------------------------------------------------------------------------------------------
Management Fees                                     0.31%          0.31%          0.31%          0.31%          0.31%
12b-1 Fees(1)                                       1.00           1.00           1.00           1.00           1.00
Other Expenses                                      0.13           0.14           0.12           0.13           0.17
Gross Fees and Expenses                             1.44           1.45           1.43           1.44           1.48
Expense Reimbursement                               0.00           0.00           0.00           0.00           0.01
Net Fees and Expenses                               1.44           1.45           1.43           1.44           1.47
Acquired Fund ("Underlying Fund") Fees and
  Expenses                                          0.56           0.59           0.62           0.66           0.68
Total Annual Fund Operating Expenses                2.00           2.04           2.05           2.10           2.15




                                             ANNUAL FUND OPERATING EXPENSES
                                      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                  FLEXIBLE     CONSERVATIVE                  CONSERVATIVE     STRATEGIC
                                                   INCOME        BALANCED       BALANCED        GROWTH         GROWTH
CLASS C SHARES                                  PORTFOLIO(2)   PORTFOLIO(3)   PORTFOLIO(4)   PORTFOLIO(5)   PORTFOLIO(6)
------------------------------------------------------------------------------------------------------------------------
Management Fees                                     0.31%          0.31%          0.31%          0.31%          0.31%
12b-1 Fees(1)                                       1.00           1.00           1.00           1.00           1.00
Other Expenses                                      0.12           0.12           0.10           0.12           0.16
Gross Fees and Expenses                             1.43           1.43           1.41           1.43           1.47
Expense Reimbursement                               0.00           0.00           0.00           0.00           0.01
Net Fees and Expenses                               1.43           1.43           1.41           1.43           1.46
Acquired Fund ("Underlying Fund") Fees and
  Expenses                                          0.56           0.59           0.62           0.66           0.68
Total Annual Fund Operating Expenses                1.99           2.02           2.03           2.09           2.14



 (1) 12b-1 fees represent distribution and service fees that are paid to the Fund's Distributor. See "Distribution Plan and Additional Information Regarding Intermediary Compensation."

 (2) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses, excluding expenses of the Underlying Funds, (expressed as a percent of average net assets attributable to Class A, Class B, and Class C shares on an annualized basis) not to exceed 0.67% for Class A, 1.44% for Class B, and 1.43% for Class C shares.

 (3) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses, excluding expenses of the Underlying Funds, (expressed as a percent of average net assets attributable to Class A, Class B, and Class C shares on an annualized basis) not to exceed 0.68% for Class A, 1.45% for Class B, and 1.43% for Class C shares.

 (4) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses, excluding expenses of the Underlying Funds, (expressed as a percent of average net assets attributable to Class A, Class B, and Class C shares on an annualized basis) not to exceed 0.66% for Class A, 1.43% for Class B, and 1.42% for Class C shares.

 (5) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses, excluding expenses of the Underlying Funds, (expressed as a percent of average net assets attributable to Class A, Class B and Class C shares on an annualized basis) not to exceed 0.68% for Class A, 1.45% for Class B, and 1.44% for Class C shares.


 18       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

 (6) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses, excluding expenses of the Underlying Funds, (expressed as a percent of average net assets attributable to Class A, Class B and Class C shares on an annualized basis) not to exceed 0.70% for Class A, 1.47% for Class B, and 1.46% for Class C shares.

An affiliate of the Distributor may pay to intermediaries, with respect to shares of the SAM Portfolios, a revenue sharing fee accrued daily and payable monthly at the annual rate of 0.50% (0.25% for Class C Shares) of the average daily net assets of such shares sold prior to March 1, 2006, and held continuously by customers of the intermediaries, in addition to any dealer allowance, sales commissions, and/or service fees payable by the Distributor set forth above. This fee may be modified or terminated at any time upon notice to the intermediary and the intermediary may decline to accept this fee at any time upon written notice to the Distributor.

 EXAMPLE
 The examples below are intended to help you compare the cost of investing in the SAM Portfolios with the costs of investing in other mutual funds. The examples assume that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses, including the operating expenses of the Underlying Funds, remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                               CLASS A SHARES
      -----------------------------------------------------------------------------------------------
                                       IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -----------------------------------------------------------------------------------------------
                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
      -----------------------------------------------------------------------------------------------
                                     1      3       5        10          1      3       5        10
      -----------------------------------------------------------------------------------------------
      FLEXIBLE INCOME PORTFOLIO     $570   $823   $1,095   $1,872       $570   $823   $1,095   $1,872
      CONSERVATIVE BALANCED
        PORTFOLIO                    672    931    1,209    2,000        672    931    1,209    2,000
      BALANCED PORTFOLIO             673    934    1,214    2,010        673    934    1,214    2,010
      CONSERVATIVE GROWTH
        PORTFOLIO                    678    948    1,238    2,063        678    948    1,238    2,063
      STRATEGIC GROWTH PORTFOLIO     683    965    1,268    2,126        683    965    1,268    2,126



                                                CLASS B SHARES
      -------------------------------------------------------------------------------------------------
                                            IF YOU SELL YOUR SHARES      IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------------
                                                      NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------------
                                         1       3        5        10      1      3       5        10
      -------------------------------------------------------------------------------------------------
      FLEXIBLE INCOME PORTFOLIO         $703   $1,027   $1,278   $2,129   $203   $627   $1,078   $2,129
      CONSERVATIVE BALANCED PORTFOLIO    707    1,040    1,298    2,171    207    640    1,098    2,171
      BALANCED PORTFOLIO                 708    1,043    1,303    2,182    208    643    1,103    2,182
      CONSERVATIVE GROWTH PORTFOLIO      713    1,058    1,329    2,234    213    658    1,129    2,234
      STRATEGIC GROWTH PORTFOLIO         718    1,075    1,358    2,297    218    675    1,158    2,297



                                                   CLASS C SHARES
      -------------------------------------------------------------------------------------------------------
                                             IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------------------
                                                         NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------------------
                                          1        3        5        10       1        3        5        10
      -------------------------------------------------------------------------------------------------------
      FLEXIBLE INCOME PORTFOLIO          $302     $624    $1,073   $2,317    $202     $624    $1,073   $2,317
      CONSERVATIVE BALANCED PORTFOLIO     305      634     1,088    2,348     205      634     1,088    2,345
      BALANCED PORTFOLIO                  306      637     1,093    2,358     206      637     1,093    2,358
      CONSERVATIVE GROWTH PORTFOLIO       312      655     1,124    2,421     212      655     1,124    2,421
      STRATEGIC GROWTH PORTFOLIO          317      672     1,153    2,482     217      672     1,153    2,482




Principal Investors Fund                            RISK/RETURN SUMMARY       19
www.PrincipalFunds.com

PRINCIPAL LIFETIME FUNDS

Principal Investors Fund, Inc. offers Funds that are designed to meet the needs of an investor who wants an investment option that is suited to the investor's particular investment time horizon and who tends to be more accepting of risk in the early years of his or her time horizon and becomes more risk-averse as he or she nears the investment goal (for example, retirement or saving for college). Professional investment advisers manage the Funds to align, over time, underlying investments with the changing risk tolerance of the investor. These Funds are sometime referred as "target date funds." The target date Funds offered by the Fund are: Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, and Principal LifeTime Strategic Income (the "Principal LifeTime Funds").


OBJECTIVE:  The investment objective of each of the Principal LifeTime 2010, 2020, 2030,
            2040, and 2050 Funds is to seek a total return consisting of long-term growth of capital and current income.

            The investment objective of the Principal LifeTime Strategic Income Fund is to seek current income.


MAIN STRATEGIES AND RISKS
To pursue its goal, each Principal LifeTime Fund invests in other Principal Funds (the "underlying funds") that Principal and Principal Global Investors, LLC ("PGI"), the Fund's Sub-Advisor, consider appropriate based on the remaining time horizon of a particular Principal LifeTime Fund and the expected risk tolerance of those investors who have chosen that time horizon. The underlying funds provide each Fund with exposure to a broad range of asset classes, including domestic and foreign equity and fixed-income securities. In the case of Principal LifeTime Strategic Income Fund, most of the Fund's assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing securities through their investments in fixed-income securities, "hybrid" securities - such as real estate securities and preferred securities, which may produce current income as well as capital gains - and dividend generating domestic and foreign stocks.

Both Principal and PGI provide investment advisory services to the Principal LifeTime Funds. Principal has hired PGI to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for each Principal LifeTime Fund. PGI is also responsible for employing an active rebalancing strategy which is designed to identify asset classes that appear attractive or unattractive over the short term.

After PGI sets the percentage of Fund assets to be allocated to a particular asset class, Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of a Fund or market forces or Fund circumstances which indicate that changes in allocations may be appropriate. Principal may, at any time, add, remove, or substitute underlying funds in which a Principal LifeTime Fund invests.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. In addition, qualitative factors such as organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading, and compliance systems of the underlying fund's Sub-Advisor are also evaluated. There are no minimum or maximum percentages of assets that a Principal LifeTime Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established from time to time for underlying funds. Principal monitors the performance of the Sub-Advisor of each underlying fund relative to that fund's appropriate benchmark and peer group.

Over time, PGI intends to gradually shift the asset allocation targets of each Principal LifeTime Fund (other than the Principal LifeTime Strategic Income
Fund) to accommodate investors progressing from asset accumulation years to income-generation years. It is expected that, within 10 to 15 years after its target year, a Principal LifeTime Fund's underlying fund allocation will match that of the Principal LifeTime Strategic Income Fund. At that time the Principal


 20       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

LifeTime Fund may be combined with the Principal LifeTime Strategic Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.

There can be no assurance that any Principal LifeTime Fund will achieve its investment objective. The net asset value of each of the Principal LifeTime Fund's shares is affected by changes in the value of the securities it owns. The Fund's performance is directly related to the performance of the underlying funds. The ability of each Principal LifeTime Fund to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.

The broad diversification of each Principal LifeTime Fund is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of a Principal LifeTime Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

Each Principal LifeTime Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. The primary risks associated with investing in the underlying funds are identified in the summary of each underlying fund in this prospectus.

The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in stocks, the greater the potential exposure to the following risks (as defined in Appendix A):

- Equity Securities Risk
- Derivatives Risk
- Active Trading Risk

- Growth Stock Risk
- Market Segment (LargeCap) Risk
- Underlying Fund Risk

- Value Stock Risk
- Exchange Rate Risk

The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in bonds or other forms of fixed-income securities, the greater the potential exposure to the following risks (as defined in Appendix A):

- Fixed-Income Risk
- U.S. Government Securities Risk

- Municipal Securities Risk
- U.S. Government Sponsored Securities Risk

- Portfolio Duration Risk
- High Yield Securities Risk

The greater the investment by each Principal LifeTime Fund in Funds that invest in foreign investments, the greater the potential exposure to the following risks (as defined in Appendix A):

- Foreign Securities Risk
- Market Segment Risk

- Exchange Rate Risk
- Derivatives Risk

- Small Company Risk

Each Principal LifeTime Fund is also subject to the following risks:

SECURITIES LENDING RISK (AS DEFINED IN APPENDIX A)

PAYMENT IN KIND LIQUIDITY RISK. Under certain circumstances, an underlying fund may determine to pay a redemption request by a Principal LifeTime Fund wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Principal LifeTime Funds may hold portfolio securities until Principal determines that it is appropriate to dispose of such securities.

CONFLICT OF INTEREST RISK. The officers, directors, advisor, distributor, and transfer agent of the Principal LifeTime Funds serve in the same capacities for the underlying funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Principal LifeTime Funds and the underlying funds. Because Principal and its affiliated companies earn different fees from the underlying funds in which the Principal LifeTime Funds invest, there may be a conflict between the interests of the Principal LifeTime Funds and the economic interests of Principal and its affiliates.


Principal Investors Fund                            RISK/RETURN SUMMARY       21
www.PrincipalFunds.com

PGI has provided investment advice to each Principal LifeTime Fund since its inception.

As of October 31, 2006, each Principal LifeTime Fund's assets were allocated among the underlying funds as identified in the table below.

                                                                                                PRINCIPAL
                                         PRINCIPAL  PRINCIPAL  PRINCIPAL  PRINCIPAL  PRINCIPAL   LIFETIME
                                          LIFETIME   LIFETIME   LIFETIME   LIFETIME   LIFETIME  STRATEGIC
                                            2010       2020       2030       2040       2050      INCOME
       UNDERLYING FUND                      FUND       FUND       FUND       FUND       FUND       FUND
       ---------------                   ---------  ---------  ---------  ---------  ---------  ---------
Bond & Mortgage Securities                  31.96%     24.33%     17.17%     11.85%      6.65%     38.47%
Disciplined LargeCap Blend                  10.37      15.43      17.31      18.94      21.09       5.33
Inflation Protection                         0.82                                                   1.31
International Emerging Markets               0.69       0.99       1.16       1.10       1.11
International Growth                         5.93       9.55      12.12      12.61      14.91       3.71
LargeCap Growth                              4.13       5.63       6.78       8.05       8.72       2.33
LargeCap Value                               3.03       4.15       5.12       6.13       6.37       1.73
Partners International                       1.36       1.54       1.82       2.10       2.23       0.62
Partners LargeCap Blend I                    0.97       1.67       1.68       1.84       2.01       0.60
Partners LargeCap Growth I                   1.17       1.22       1.64       2.15       2.15       0.56
Partners LargeCap Growth II                  2.77       3.84       4.62       5.54       5.81       1.43
Partners LargeCap Value                      4.90       6.44       7.82       9.14      10.26       2.75
Partners LargeCap Value I                    0.76       0.98       1.19       1.26       1.37
Partners MidCap Growth                                  0.42       0.63       0.70       0.86
Partners MidCap Value I                                 0.43       0.64       0.71       0.87
Partners SmallCap Growth I                                         0.45       0.71       0.88
Partners SmallCap Growth III                 0.52       1.62       1.97       2.44       2.89
Partners SmallCap Value I                                          0.45       0.71       0.98
Preferred Securities                         9.14       9.25       6.13       4.05       2.72      10.04
Real Estate Securities                       8.73       8.66       7.16       4.89       2.67       6.97
SmallCap S&P 600 Index                       3.61       2.24       2.15       2.62       2.52       2.14
SmallCap Value                               0.56       1.61       1.99       2.46       2.93
Ultra Short Bond                             8.58                                                  22.01
                                           ------     ------     ------     ------     ------     ------
                                  TOTAL    100.00%    100.00%    100.00%    100.00%    100.00%    100.00%


HISTORICAL PERFORMANCE
The following bar charts and tables show the historical investment performance of each Principal LifeTime Fund. The bar chart for each Fund shows how the Fund's total return has varied year-by-year, and the table for the Fund shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Fund. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Each Fund's investment return is net of the operating expenses of each of the underlying funds.


 22       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

                    PRINCIPAL LIFETIME STRATEGIC INCOME FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in underlying fixed-income Funds, but also invests in underlying equity and hybrid funds according to an asset allocation strategy designed for investors seeking current income from their investment.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)((1))




2002                                                 -2.84
2003                                                 13.95
2004                                                  9.76
2005                                                  2.84
2006                                                  8.64




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03    6.73%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -3.61%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED
DECEMBER 31, 2006         1 YEAR   5 YEARS   LIFE OF FUND
---------------------------------------------------------
CLASS A (BEFORE TAXES)..    3.76     5.33        4.69
         (AFTER TAXES ON
  DISTRIBUTIONS)(2).....    2.62     4.52        3.88
         (AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF SHARES)(2).........    2.57     4.14        3.58
CLASS B.................    2.84     5.89        5.44
CLASS C.................    6.96     6.23        5.46
S&P 500 Index(3)........   15.79     6.19        4.10
Lehman Brothers
  Aggregate Bond
  Index(3)..............    4.33     5.06        5.33
Morningstar Conservative
  Allocation Category
  Average...............    8.17     5.66        4.29
Morningstar Target-Date
  2000-2014 Category
  Average(4)............    8.60     5.39        4.99



 (1) Class A shares commenced operations on June 28, 2005, Class B shares commenced operations on March 15, 2006, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 (4) Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       23
www.PrincipalFunds.com

                          PRINCIPAL LIFETIME 2010 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)((1))




2002                                                 -5.57
2003                                                 17.40
2004                                                 10.45
2005                                                  4.33
2006                                                 11.36




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03    8.40%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -5.72%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED
DECEMBER 31, 2006         1 YEAR   5 YEARS   LIFE OF FUND
---------------------------------------------------------
CLASS A (BEFORE TAXES)..    5.23     6.10        5.21
         (AFTER TAXES ON
  DISTRIBUTIONS)(2).....    4.25     5.39        4.50
         (AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF SHARES)(2).........    3.57     4.88        4.09
CLASS C.................    9.77     7.24        6.17
S&P 500 Index(3)........   15.79     6.19        4.10
Lehman Brothers
  Aggregate Bond
  Index(3)..............    4.33     5.06        5.33
Morningstar Conservative
  Allocation Category
  Average...............    8.17     5.66        4.29
Morningstar Target-Date
  2000-2014 Category
  Average(4)............    8.60     5.39        4.99



 (1) Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

 (2) After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 (4) Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


 24       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

                          PRINCIPAL LIFETIME 2020 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)((1))




2002                                                 -8.18
2003                                                 20.04
2004                                                 10.90
2005                                                  6.35
2006                                                 13.70




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03   10.00%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -7.86%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED
DECEMBER 31, 2006         1 YEAR   5 YEARS   LIFE OF FUND
---------------------------------------------------------
CLASS A (BEFORE TAXES)..    7.48     6.91        5.83
         (AFTER TAXES ON
  DISTRIBUTIONS)(2).....    6.55     6.23        5.15
         (AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF SHARES)(2).........    5.09     5.61        4.66
CLASS B.................    7.84     7.00        6.04
CLASS C.................   11.93     8.10        6.85
S&P 500 Index(3)........   15.79     6.19        4.10
Lehman Brothers
  Aggregate Bond
  Index(3)..............    4.33     5.06        5.33
Morningstar Moderate
  Allocation Category
  Average...............   11.26     6.09        4.88
Morningstar Target-Date
  2015-2029 Category
  Average(4)............   12.41     6.88        5.67



 (1) Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 (4) Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       25
www.PrincipalFunds.com

                          PRINCIPAL LIFETIME 2030 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




2002                                                -11.20
2003                                                 21.75
2004                                                 11.41
2005                                                  7.02
2006                                                 14.59




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 ' 03    11.09%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 ' 02   -10.26%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                            1 YEAR   5 YEARS   LIFE OF FUND
--------------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)...........................................    8.33     6.90        5.64
         (AFTER TAXES ON DISTRIBUTIONS)(2).......................    7.47     6.30        5.03
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)....    5.67     5.66        4.54
CLASS B..........................................................    8.75     7.02        5.88
CLASS C..........................................................   13.02     8.13        6.71
S&P 500 Index(3).................................................   15.79     6.19        4.10
Lehman Brothers Aggregate Bond Index(3)..........................    4.33     5.06        5.33
Morningstar Moderate Allocation Category Average.................   11.26     6.09        4.88
Morningstar Target-Date 2030+ Category Average(4)................   14.40     7.60        5.84



 (1) Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 (4) Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


 26       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

                          PRINCIPAL LIFETIME 2040 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)((1))




2002                                                 -13.72
2003                                                  22.91
2004                                                  11.57
2005                                                   7.38
2006                                                  15.18




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03    12.13%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -12.37%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006            1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)...........................    8.81     6.71        5.81
         (AFTER TAXES ON DISTRIBUTIONS)(2).......    7.99     6.10        5.20
         (AFTER TAXES ON DISTRIBUTIONS AND SALE
  OF SHARES)(2)..................................    5.98     5.49        4.70
CLASS B..........................................    9.20     6.81        6.05
CLASS C..........................................   13.32     7.89        6.85
S&P 500 Index(3).................................   15.79     6.19        4.10
Lehman Brothers Aggregate Bond Index(3)..........    4.33     5.06        5.33
Morningstar Moderate Allocation Category
  Average........................................   11.26     6.09        4.88
Morningstar Target-Date 2030+ Category
  Average(4).....................................   14.40     7.60        5.84



 (1) Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 (4) Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       27
www.PrincipalFunds.com

                          PRINCIPAL LIFETIME 2050 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)((1))




2002                                                 -16.88
2003                                                  24.72
2004                                                  11.74
2005                                                   7.76
2006                                                  15.58




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03    13.25%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -14.98%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006  1 YEAR   5 YEARS   LIFE OF FUND
------------------------------------------------------------------------
CLASS A (BEFORE TAXES).................    9.23     6.39        5.03
         (AFTER TAXES ON
  DISTRIBUTIONS)(2)....................    8.48     5.95        4.56
         (AFTER TAXES ON DISTRIBUTIONS
  AND SALE OF SHARES)(2)...............    6.28     5.32        4.11
CLASS B................................    9.85     7.40        6.17
CLASS C................................   13.84     7.70        6.17
S&P 500 Index(3).......................   15.79     6.19        4.10
Lehman Brothers Aggregate Bond
  Index(3).............................    4.33     5.06        5.33
Morningstar Large Blend Category
  Average..............................   14.12     5.92        4.10
Morningstar Target-Date 2030+ Category
  Average(4)...........................   14.40     7.60        5.84



 (1) Class A shares commenced operations on June 28, 2005, Class B shares commenced operations on March 15, 2006, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 (4) Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


 28       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

FEES AND EXPENSES OF THE PRINCIPAL LIFETIME FUNDS
The following tables show the operating expenses (expressed as a percentage of average daily net assets) incurred by the Class A and Class B shares of the Principal LifeTime Funds during the fiscal year ended October 31, 2006 and estimated for the Class C shares for the fiscal year ending October 31, 2007. The tables also show the estimated amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the Principal LifeTime Funds through their investments in the underlying funds based on expenses of the underlying funds for the fiscal year ended October 31, 2006.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                              CLASS A SHARES
---------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL
                                         PRINCIPAL  PRINCIPAL  PRINCIPAL  PRINCIPAL  PRINCIPAL   LIFETIME
                                          LIFETIME   LIFETIME   LIFETIME   LIFETIME   LIFETIME  STRATEGIC
                                            2010       2020       2030       2040       2050      INCOME
FOR THE YEAR ENDED OCTOBER 31, 2006         FUND       FUND       FUND       FUND       FUND       FUND
-----------------------------------      ---------  ---------  ---------  ---------  ---------  ---------
Management Fees........................    0.1225%    0.1225%    0.1225%    0.1225%    0.1225%    0.1225%
12b-1 Fees.............................    0.2500     0.2500     0.2500     0.2500     0.2500     0.2500
Other Expenses.........................    0.5000     0.5300     0.8200     1.4000     1.9100     0.8700
                                           ------     ------     ------     ------     ------     ------
         TOTAL GROSS OPERATING FEES AND
                            EXPENSES(1)    0.8725%    0.9025%    1.1925%    1.7725%    2.2825%    1.2425%
Fee Reduction and/or Expense
  Reimbursement at
  Principal LifeTime Fund level(2).....    0.3725     0.4025     0.6925     1.2725     1.7825     0.7425
                                           ------     ------     ------     ------     ------     ------
        NET OPERATING FEES AND EXPENSES    0.5000%    0.5000%    0.5000%    0.5000%    0.5000%    0.5000%
Acquired Fund ("Underlying Fund")
  Operating Expenses...................    0.6000     0.6800     0.6900     0.6900     0.7100     0.5600
                                           ------     ------     ------     ------     ------     ------
   TOTAL ANNUAL FUND OPERATING EXPENSES    1.1000%    1.1800%    1.1900%    1.1900%    1.2100%    1.0600%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 0.50% for the Principal LifeTime 2010 Fund, 0.50% for the Principal LifeTime 2020 Fund, 0.50% for the Principal LifeTime 2030 Fund, 0.50% for the Principal LifeTime 2040 Fund; 0.50% for the Principal LifeTime 2050 Fund, and 0.50% for the Principal LifeTime Strategic Income Fund.

                                            CLASS B SHARES
-----------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL
                                              PRINCIPAL  PRINCIPAL  PRINCIPAL  PRINCIPAL   LIFETIME
                                               LIFETIME   LIFETIME   LIFETIME   LIFETIME  STRATEGIC
                                                 2020       2030       2040       2050      INCOME
FOR THE YEAR ENDED OCTOBER 31, 2006              FUND       FUND       FUND       FUND       FUND
-----------------------------------           ---------  ---------  ---------  ---------  ---------
Management Fees.............................    0.1225%    0.1225%    0.1225%    0.1225%    0.1225%
12b-1 Fees..................................    1.0000     1.0000     1.0000     1.0000     1.0000
Other Expenses..............................    1.1600     1.5800     2.6800    22.5800    85.2500
                                                ------     ------     ------    -------    -------
  TOTAL GROSS OPERATING FEES AND EXPENSES(1)    2.2825%    2.7025%    3.8025%   23.7025%   86.3725%
Fee Reduction and/or Expense Reimbursement
  at
  Principal LifeTime Fund level(2)..........    1.0325     1.4525     2.5525    22.4525    85.1225
                                                ------     ------     ------    -------    -------
             NET OPERATING FEES AND EXPENSES    1.2500%    1.2500%    1.2500%    1.2500%    1.2500%
Acquired Fund ("Underlying Fund") Operating
  Expenses..................................    0.6800     0.6900     0.6900     0.7100     0.5600
                                                ------     ------     ------    -------    -------
        TOTAL ANNUAL FUND OPERATING EXPENSES    1.9300%    1.9400%    1.9400%    1.9600%    1.8100%



 (1) Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for the Principal LifeTime 2020 Fund, 1.25% for the Principal LifeTime 2030 Fund, 1.25% for the Principal LifeTime 2040 Fund; 1.25% for the Principal LifeTime 2050 Fund, and 1.25% for the Principal LifeTime Strategic Income Fund.


Principal Investors Fund                            RISK/RETURN SUMMARY       29
www.PrincipalFunds.com

                                              CLASS C SHARES
---------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL
                                         PRINCIPAL  PRINCIPAL  PRINCIPAL  PRINCIPAL  PRINCIPAL   LIFETIME
                                          LIFETIME   LIFETIME   LIFETIME   LIFETIME   LIFETIME  STRATEGIC
                                            2010       2020       2030       2040       2050      INCOME
FOR THE YEAR ENDED OCTOBER 31, 2006         FUND       FUND       FUND       FUND       FUND       FUND
-----------------------------------      ---------  ---------  ---------  ---------  ---------  ---------
Management Fees........................    0.1225%    0.1225%    0.1225%    0.1225%    0.1225%    0.1225%
12b-1 Fees.............................    1.0000     1.0000     1.0000     1.0000     1.0000     1.0000
Other Expenses.........................    2.3700     2.3500     2.3500     2.3600     2.3500     2.3600
                                           ------     ------     ------     ------     ------     ------
    TOTAL GROSS FUND OPERATING FEES AND
                               EXPENSES    3.4925%    3.4725%    3.4725%    3.4825%    3.4725%    3.4825%
Fee Reduction and/or Expense
  Reimbursement at
  Principal LifeTime Fund level(1).....    2.2425     2.2225     2.2225     2.2325     2.2225     2.2325
                                           ------     ------     ------     ------     ------     ------
        NET OPERATING FEES AND EXPENSES    1.2500%    1.2500%    1.2500%    1.2500%    1.2500%    1.2500%
Acquired Fund ("Underlying Fund")
  Operating Expenses...................    0.6000     0.6800     0.6900     0.6900     0.7100     0.5600
                                           ------     ------     ------     ------     ------     ------
   TOTAL ANNUAL FUND OPERATING EXPENSES    1.8500%    1.9300%    1.9400%    1.9400%    1.9600%    1.8100%



 (1) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for the Principal LifeTime 2010 Fund, 1.25% for the Principal LifeTime 2020 Fund, 1.25% for the Principal LifeTime 2030 Fund, 1.25% for the Principal LifeTime 2040 Fund; 1.25% for the Principal LifeTime 2050 Fund, and 1.25% for the Principal LifeTime Strategic Income Fund.

 EXAMPLE
 The examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, including the operating expenses of the underlying funds, remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                     CLASS A SHARES
      ------------------------------------------------------------------------------------------------------------
                                                  IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      ------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF YEARS YOU OWN YOUR SHARES
      ------------------------------------------------------------------------------------------------------------
                                               1        3        5        10       1        3        5        10
      ------------------------------------------------------------------------------------------------------------
      PRINCIPAL LIFETIME 2010 FUND            $656    $  930   $1,271   $2,178    $656    $  950   $1,271   $2,178
      PRINCIPAL LIFETIME 2020 FUND             664       979    1,322    2,290     664       979    1,322    2,290
      PRINCIPAL LIFETIME 2030 FUND             665     1,035    1,441    2,570     665     1,035    1,440    2,570
      PRINCIPAL LIFETIME 2040 FUND             665     1,140    1,662    3,088     665     1,140    1,662    3,088
      PRINCIPAL LIFETIME 2050 FUND             667     1,238    1,862    3,536     667     1,238    1,862    3,536
      PRINCIPAL LIFETIME STRATEGIC INCOME
        FUND                                   553       911    1,305    2,405     553       911    1,305    2,405



                                                     CLASS B SHARES
      ------------------------------------------------------------------------------------------------------------
                                                  IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      ------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF YEARS YOU OWN YOUR SHARES
      ------------------------------------------------------------------------------------------------------------
                                               1        3        5        10       1        3        5        10
      ------------------------------------------------------------------------------------------------------------
      PRINCIPAL LIFETIME 2020 FUND            $696    $1,203   $1,652   $2,867    $196    $  803   $1,452   $2,867
      PRINCIPAL LIFETIME 2030 FUND             697     1,284    1,820    3,216     197       884    1,620    3,216
      PRINCIPAL LIFETIME 2040 FUND             697     1,488    2,232    4,008     197     1,088    2,032    4,008
      PRINCIPAL LIFETIME 2050 FUND             699     4,364    6,959    9,471     199     4,085    6,868    9,471
      PRINCIPAL LIFETIME STRATEGIC INCOME
        FUND                                   684     6,869    7,205    7,217     184     6,845    7,205    7,217




 30       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

                                                     CLASS C SHARES
      ------------------------------------------------------------------------------------------------------------
                                                  IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      ------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF YEARS YOU OWN YOUR SHARES
      ------------------------------------------------------------------------------------------------------------
                                               1        3        5        10       1        3        5        10
      ------------------------------------------------------------------------------------------------------------
      PRINCIPAL LIFETIME 2010 FUND            $288    $1,005   $1,875   $4,122    $188    $1,005   $1,875   $4,122
      PRINCIPAL LIFETIME 2020 FUND             296     1,024    1,905    4,174     196     1,024    1,905    4,174
      PRINCIPAL LIFETIME 2030 FUND             297     1,027    1,910    4,183     197     1,027    1,910    4,183
      PRINCIPAL LIFETIME 2040 FUND             297     1,029    1,914    4,191     197     1,029    1,914    4,191
      PRINCIPAL LIFETIME 2050 FUND             299     1,033    1,919    4,198     199     1,033    1,919    4,198
      PRINCIPAL LIFETIME STRATEGIC INCOME
        FUND                                   284       991    1,853    4,080     184       991    1,853    4,080




Principal Investors Fund                            RISK/RETURN SUMMARY       31
www.PrincipalFunds.com

EQUITY INCOME FUND I
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS EQUITY INCOME FUND)


SUB-ADVISOR(S):    Edge Asset Management, Inc. ("Edge")

OBJECTIVE:         The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors who seek dividends to generate income or to be reinvested for growth and who can accept fluctuations in the value of investments and the risks of investing in
                   REIT securities, below-investment grade bonds, or foreign securities.


MAIN STRATEGIES AND RISKS
The Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in dividend-paying common stocks and preferred stocks. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, U.S. government securities, and asset-backed securities. The Fund may also invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds"). The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. The Fund may invest up to 20% of its assets in real estate investment trust ("REIT") securities. The Fund may write (sell) covered call options. The Fund may invest up to 25% of its assets in securities of foreign issuers.

The Fund's investments may also include convertible securities, repurchase agreements, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs").

In selecting investments for the Fund, Edge looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in "value" stocks currently selling for less than Edge believes they are worth.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Fixed-Income Securities Risk
- Underlying Fund Risk
- U.S. Government Sponsored Securities Risk
- Securities Lending Risk

- Real Estate Securities Risk
- Value Stock Risk
- Foreign Securities Risk
- High Yield Securities Risk

- U.S. Government Securities Risk
- Derivatives Risk
- Exchange Rate Risk
- Prepayment Risk

Edge has provided investment advice to the Fund since the Fund's inception.


 32       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




1997                                                  19.89
1998                                                   6.93
1999                                                   4.83
2000                                                  14.64
2001                                                   7.41
2002                                                 -12.82
2003                                                  29.22
2004                                                  18.72
2005                                                   9.46
2006                                                  17.73




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q2 '03    15.73%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q3 '02   -14.83%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                          1 YEAR   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES).........................................   11.27    10.25      10.42
         (AFTER TAXES ON DISTRIBUTIONS)(2).....................   10.15     9.51       8.65
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..    8.77     8.69       8.16
CLASS B........................................................   11.73    10.24      10.28
CLASS C........................................................   15.84    10.62      10.17
S&P 500 Index(3)(4)............................................   15.79     6.19       8.42
S&P 500/Citigroup Value Index(3)...............................   20.80    10.43       9.45
Morningstar Large Value Category Average.......................   18.18     8.38       8.80



 (1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 31, 1939.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 (4) Until December 16, 2005, when Standard & Poor's changed the name of the index and its calculation methodology, the index was called the S&P 500/Barra Value Index.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       33
www.PrincipalFunds.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                              CLASS A   CLASS B   CLASS C
      --------------------------------------------------------------------------------------------
      Management Fees................................................    0.51%     0.51%     0.51%
      12b-1 Fees.....................................................    0.25      1.00      1.00
      Other Expenses.................................................    0.11      0.22      0.13
                                                                         ----      ----      ----
                                 TOTAL ANNUAL FUND OPERATING EXPENSES    0.87%     1.73%     1.64%
      Expense Reimbursement(1).......................................     N/A       N/A       N/A
                                                                         ----      ----      ----
                                                         NET EXPENSES    0.87%     1.73%     1.64%



 (1) Principal has contractually agreed to limit the Fund's expenses attributable to Class A, B and C shares and, if necessary, pay expenses normally payable by the Fund through the period and ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A, B and C shares on an annualized basis) not to exceed 0.87% for Class A, 1.73% for Class B and 1.65% for Class C shares.

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $634    $812   $1,006  $1,564       $634    $812   $1,006  $1,564
      CLASS B                    676     945    1,139   1,813        176     545      939   1,813
      CLASS C                    267     517      892   1,944        167     517      892   1,944




 34       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

DISCIPLINED LARGECAP BLEND FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Standard & Poor's ("S&P") 500 Index (as of December 31, 2006 this range was between approximately $1.4 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, PGI, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below "fair value" for these stocks will result in investment management success. PGI's investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Underlying Fund Risk
- Active Trading Risk
- Securities Lending Risk

- Derivatives Risk
- Growth Stock Risk

- Market Segment (LargeCap) Risk
- Value Stock Risk


Principal Investors Fund                            RISK/RETURN SUMMARY       35
www.PrincipalFunds.com

PGI has been the Fund's Sub-Advisor since December 30, 2002.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




2003                                                 27.54
2004                                                 12.16
2005                                                  6.54
2006                                                 13.33




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q2' 03   14.82%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q1' 03   -3.45%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                                         1 YEAR   LIFE OF FUND
-----------------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)........................................................    7.10       13.03
         (AFTER TAXES ON DISTRIBUTIONS)(2)....................................    6.65       12.51
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2).................    5.22       11.15
CLASS B.......................................................................    7.15       13.36
CLASS C.......................................................................   11.65       13.93
S&P 500 Index(3)..............................................................   15.79       14.74
Morningstar Large Blend Category Average......................................   14.12       14.31



 (1) Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 30, 2002.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


 36       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                             CLASS A   CLASS B   CLASS C(1)
      ----------------------------------------------------------------------------------------------
      Management Fees...............................................    0.59%     0.59%      0.59%
      12b-1 Fees....................................................    0.25      1.00       1.00
      Other Expenses................................................    0.36      0.60       1.91
                                                                        ----      ----       ----
                             TOTAL ANNUAL FUND OPERATING EXPENSES(3)    1.20%     2.19%      3.50%
      Expense Reimbursement(2)......................................    0.32      0.28       1.68
                                                                        ----      ----       ----
                                                        NET EXPENSES    0.88%     1.91%      1.82%



 (1) The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 (2) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund beginning on the Reorganization Date and ending on February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A, Class B and Class C shares on an annualized basis) not to exceed 0.88% for Class A, 1.91% for Class B and 1.82% for Class C shares.

 (3) Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $635   $  875  $1,139  $1,893       $635    $875   $1,139  $1,893
      CLASS B                    694    1,054   1,345   2,246        194     654    1,145   2,246
      CLASS C                    285      891   1,649   3,644        185     891    1,649   3,644




Principal Investors Fund                            RISK/RETURN SUMMARY       37
www.PrincipalFunds.com

PARTNERS LARGECAP BLEND FUND
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS LARGECAP BLEND FUND II)


SUB-ADVISOR(S):    T. Rowe Price Associates, Inc. ("T. Rowe Price")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.


MAIN STRATEGIES AND RISKS
The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of December 31, 2006 this range was between approximately $1.4 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund will generally remain fully invested (less than 5% cash reserves) and will have approximately the same industry weightings as compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range. In addition, the Fund has the ability to purchase stocks whose market capitalization falls below the range of companies in the S&P 500 Index.

T. Rowe Price uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index. T. Rowe Price generally purchases for the Fund securities issued by companies in the S&P 500 Index, and therefore, its stock selection process will result in the purchase of both growth and value stocks.

A team of T. Rowe Price equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.

In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


 38       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk

- Derivatives Risk
- Value Stock Risk

- Market Segment (LargeCap) Risk
- Growth Stock Risk
- Securities Lending Risk

T. Rowe Price became Sub-Advisor to the Fund effective March 9, 2004.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




2001                                                  -7.77
2002                                                 -16.85
2003                                                  23.09
2004                                                   9.64
2005                                                   4.04
2006                                                  15.33




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03    14.02%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -15.58%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                         1 YEAR   5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)........................................    8.95     4.94        2.94
         (AFTER TAXES ON DISTRIBUTIONS)(2)....................    7.89     4.28        2.35
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  SHARES)(2)..................................................    6.73     4.08        2.34
CLASS B.......................................................    9.44     5.03        3.19
CLASS C.......................................................   13.27     5.29        3.13
S&P 500 Index(3)..............................................   15.79     6.19        2.94
Morningstar Large Blend Category Average......................   14.12     5.92        3.10



 (1) Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 6, 2000.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       39
www.PrincipalFunds.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                             CLASS A   CLASS B   CLASS C(1)
      ----------------------------------------------------------------------------------------------
      Management Fees...............................................    0.74%     0.74%      0.74%
      12b-1 Fees....................................................    0.25      1.00       1.00
      Other Expenses................................................    0.42      0.44       2.35
                                                                        ----      ----       ----
                             TOTAL ANNUAL FUND OPERATING EXPENSES(3)    1.41%     2.18%      4.09%
      Expense Reimbursement(2)......................................    0.01      0.01       1.89
                                                                        ----      ----       ----
                                                        NET EXPENSES    1.40%     2.17%      2.20%



 (1) The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 (2) Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.20%. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 (3) Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $686   $  972  $1,279  $2,148       $686   $  972  $1,279  $2,148
      CLASS B                    720    1,081   1,368   2,317        220      681   1,168   2,317
      CLASS C                    323    1,042   1,909   4,145        223    1,042   1,909   4,145




 40       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PARTNERS LARGECAP BLEND FUND I
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS LARGECAP BLEND FUND I)


SUB-ADVISOR(S):    Goldman Sachs Asset Management, L.P. ("GSAM")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


MAIN STRATEGIES AND RISKS
The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2006, the range was between approximately $1.4 billion and $446.9 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company's publicly-issued securities. Up to 25% of Fund assets may be invested in foreign securities.

GSAM seeks to outperform the S&P 500 Index by overweighting stocks that it believes are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Active Trading Risk
- Underlying Fund Risk

- Derivatives Risk
- Value Stock Risk
- Exchange Rate Risk

- Market Segment (LargeCap) Risk
- Growth Stock Risk
- Foreign Securities Risk
- Securities Lending Risk

GSAM became Sub-Advisor to the Fund on December 16, 2002.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




2001                                                 -17.24
2002                                                 -25.34
2003                                                  27.24
2004                                                  10.17
2005                                                   5.58
2006                                                  13.03




      HIGHEST RETURN FOR A
        QUARTER DURING THE
        PERIOD OF THE BAR
        CHART ABOVE:            Q2 '03    14.32%
      LOWEST RETURN FOR A
        QUARTER DURING THE
        PERIOD OF THE BAR
        CHART ABOVE:            Q3 '02   -17.59%




Principal Investors Fund                            RISK/RETURN SUMMARY       41
www.PrincipalFunds.com

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                         1 YEAR   5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)........................................    6.85     3.37        -0.70
         (AFTER TAXES ON DISTRIBUTIONS)(2)....................    6.84     3.25        -0.83
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  SHARES)(2)..................................................    4.47     2.85        -0.65
CLASS B.......................................................    6.89     3.35        -0.59
CLASS C.......................................................   11.09     3.68        -0.60
S&P 500 Index(3)..............................................   15.79     6.19         2.94
Morningstar Large Blend Category Average......................   14.12     5.92         3.10



 (1) Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                             CLASS A   CLASS B   CLASS C(1)
      ----------------------------------------------------------------------------------------------
      Management Fees...............................................    0.45%     0.45%      0.45%
      12b-1 Fees....................................................    0.25      1.00       1.00
      Other Expenses................................................    0.43      0.68       2.35
                                                                        ----      ----       ----
                             TOTAL ANNUAL FUND OPERATING EXPENSES(3)    1.13%     2.13%      3.80%
      Expense Reimbursement(2)......................................    0.02      0.02       1.90
                                                                        ----      ----       ----
                                                        NET EXPENSES    1.11%     2.11%      1.90%



 (1) The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 (2) Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.90%. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 (3) Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $659   $  889  $1,138  $1,849       $659    $889   $1,138  $1,849
      CLASS B                    714    1,065   1,342   2,205        214     665    1,142   2,205
      CLASS C                    293      956   1,771   3,894        193     956    1,771   3,894




 42       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

LARGECAP GROWTH FUND


SUB-ADVISOR(S):    Columbus Circle Investors ("CCI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000(R) Growth Index (as of December 31, 2006 this range was between approximately $1.2 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. To meet its investment objective, the Fund may invest in initial public offerings.

CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in depth analysis of company fundamentals in the context of the prevailing economic environment, CCI's team of investment professionals selects companies that meet the criteria of positive momentum in a company's progress and positive surprise in reported results.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Underlying Fund Risk
- Exchange Rate Risk

- Derivatives Risk
- Active Trading Risk
- Foreign Securities Risk

- Market Segment (LargeCap) Risk
- Growth Stock Risk
- Initial Public Offerings Risk
- Securities Lending Risk




Principal Investors Fund                            RISK/RETURN SUMMARY       43
www.PrincipalFunds.com

CCI became the Fund's Sub-Advisor on January 5, 2005.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




2001                                                 -24.65
2002                                                 -28.80
2003                                                  28.66
2004                                                   8.72
2005                                                  11.10
2006                                                   9.24




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q4 '01    13.65%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q1 '01   -23.34%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS
ENDED DECEMBER
31, 2006          1 YEAR   5 YEARS   LIFE OF FUND
-------------------------------------------------
CLASS A (BEFORE
  TAXES)........   3.20      2.70(2)     -3.54(2)
         (AFTER
  TAXES ON
  DISTRIBU-
  TIONS)(3).....   2.99      2.65(2)     -3.59(2)
         (AFTER
  TAXES ON
  DISTRIBUTIONS
  AND SALE OF
  SHARES)(3)....   2.36      2.31(2)     -2.97(2)
CLASS B.........   3.18      2.68(2)     -3.41(2)
CLASS C.........   7.29      2.93(2)     -3.52(2)
Russell 1000
  Growth
  Index(4)......   9.07      2.69        -1.58
Morningstar
  Large Growth
  Category
  Average.......   6.93      2.88        -1.26



 (1) Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Advisors Preferred Class. Had this gain not been recognized, the total return shown would have been lower.

 (3) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (4) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


 44       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                             CLASS A   CLASS B   CLASS C(1)
      ----------------------------------------------------------------------------------------------
      Management Fees...............................................    0.64%     0.64%      0.64%
      12b-1 Fees....................................................    0.25      1.00       1.00
      Other Expenses................................................    0.34      0.56       1.34
                                                                        ----      ----       ----
                             TOTAL ANNUAL FUND OPERATING EXPENSES(3)    1.23%     2.20%      2.98%
      Expense Reimbursement(2)......................................     N/A       N/A       0.95
                                                                        ----      ----       ----
                                                        NET EXPENSES    1.23%     2.20%      2.03%



 (1) The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 (2) Principal has contractually agreed to limit the Fund's expenses attributable to Class A, Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.28% for Class A, 2.26% for Class B and 2.03% for Class C shares.

 (3) Expense information has been restated to reflect current fees. The Fund's management fees were increased effective January 16, 2007. The Fund's 12b-1 fees were increased effective January 16, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $668   $  919  $1,188  $1,957       $668    $919   $1,188  $1,957
      CLASS B                    723    1,088   1,380   2,288        223     688    1,180   2,288
      CLASS C                    306      817   1,470   3,220        206     817    1,470   3,220




Principal Investors Fund                            RISK/RETURN SUMMARY       45
www.PrincipalFunds.com

PARTNERS LARGECAP GROWTH FUND I
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS LARGECAP GROWTH FUND I)


SUB-ADVISOR(S):    T. Rowe Price Associates, Inc. ("T. Rowe Price")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies with large market capitalizations that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with market capitalizations within the range of companies in the Russell 1000(R) Growth Index (as of December 31, 2006, this range was between approximately $1.2 billion and $446.9 billion) at the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The market capitalization of companies in the Fund's portfolio and the Russell index will change over time, and the Fund will not automatically sell or cease to purchase the stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range.

T. Rowe Price generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing its investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective.

Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices and foreign currencies.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Exchange Rate Risk
- Foreign Securities Risk

- Derivatives Risk
- Growth Stock Risk
- Underlying Fund Risk

- Market Segment (LargeCap) Risk
- Active Trading Risk
- Securities Lending Risk


 46       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

T. Rowe Price became the Sub-Advisor to the Fund on August 24, 2004.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




2001                                                 -14.99
2002                                                 -28.33
2003                                                  23.05
2004                                                   8.40
2005                                                   6.82
2006                                                   5.27




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q4 '01    12.68%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q1 '01   -18.16%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS
ENDED DECEMBER
31, 2006          1 YEAR   5 YEARS   LIFE OF FUND
-------------------------------------------------
CLASS A (BEFORE
  TAXES)........   -0.46     0.32        -3.36
         (AFTER
  TAXES ON
  DISTRIBU-
  TIONS)(2).....   -1.12     0.01        -3.61
         (AFTER
  TAXES ON
  DISTRIBUTIONS
  AND SALE OF
  SHARES)(2)....    0.55     0.22        -2.86
CLASS B.........   -0.56     0.29        -3.19
CLASS C.........    3.56     0.77        -3.11
Russell 1000
  Growth
  Index(3)......    9.07     2.69        -1.58
Morningstar
  Large Growth
  Category
  Average.......    6.93     2.88        -1.26



 (1) Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 6, 2000.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       47
www.PrincipalFunds.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                             CLASS A   CLASS B   CLASS C(1)
      ----------------------------------------------------------------------------------------------
      Management Fees...............................................    0.74%     0.74%      0.74%
      12b-1 Fees....................................................    0.25      1.00       1.00
      Other Expenses................................................    0.58      0.73       2.32
                                                                        ----      ----       ----
                             TOTAL ANNUAL FUND OPERATING EXPENSES(3)    1.57%     2.47%      4.06%
      Expense Reimbursement(2)......................................    0.01      0.01       1.86
                                                                        ----      ----       ----
                                                        NET EXPENSES    1.56%     2.46%      2.20%



 (1) The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 (2) Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.20%. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 (3) Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $701   $1,018  $1,358  $2,315       $701   $1,018  $1,358  $2,315
      CLASS B                    749    1,168   1,514   2,583        249      768   1,314   2,583
      CLASS C                    323    1,037   1,898   4,122        223    1,037   1,898   4,122




 48       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PARTNERS LARGECAP GROWTH FUND II
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS LARGECAP GROWTH FUND II)


SUB-ADVISOR(S):    American Century Investment Management, Inc. ("American Century")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2006, the range was between approximately $1.2 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

American Century selects stocks of larger-sized companies it believes will increase in value over time using a growth investment strategy it developed. In implementing this strategy, American Century uses a bottom-up approach to stock selection. This means that American Century makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues, and/or cash flow.

Using its extensive computer database, as well as other primary analytical research tools, American Century tracks financial information for individual companies to identify and evaluate trends in earnings, revenues, and other business fundamentals. Under normal market conditions, the Fund's portfolio will primarily consist of securities of companies demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company's business. These techniques help American Century buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

Although American Century intends to invest the Fund's assets primarily in U.S. stocks, the Fund may invest up to 25% of its assets in securities of foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.

American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in debt securities, options, preferred stock and equity equivalent securities, such as convertible securities, stock futures contracts, or stock index futures contracts. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Underlying Fund Risk
- Foreign Exchange Rate Risk

- Derivatives Risk
- Growth Stock Risk

- Market Segment (LargeCap) Risk
- Foreign Securities Risk
- Securities Lending Risk

American Century has been the Fund's Sub-Advisor since December 6, 2000.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Principal Investors Fund                            RISK/RETURN SUMMARY       49
www.PrincipalFunds.com

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




2001                                                 -18.46
2002                                                 -26.48
2003                                                  25.20
2004                                                   8.55
2005                                                   3.93
2006                                                   7.13




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q4 '01    14.31%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q1 '01   -19.74%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS
ENDED DECEMBER
31, 2006          1 YEAR   5 YEARS   LIFE OF FUND
-------------------------------------------------
CLASS A (BEFORE
  TAXES)........    1.22     1.01        -3.46
         (AFTER
  TAXES ON
  DISTRIBU-
  TIONS)(2).....   -0.65     0.55        -3.83
         (AFTER
  TAXES ON
  DISTRIBUTIONS
  AND SALE OF
  SHARES)(2)....    1.78     0.73        -3.00
CLASS C.........    5.16     1.37        -3.30
Russell 1000
  Growth
  Index(3)......    9.07     2.69        -1.58
Morningstar
  Large Growth
  Category
  Average.......    6.93     2.88        -1.26



 (1) Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 6, 2000.

 (2) After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


 50       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                 CLASS A   CLASS C(1)
      ----------------------------------------------------------------------------------------------
      Management Fees...................................................    0.99%      0.99%
      12b-1 Fees........................................................    0.25       1.00
      Other Expenses....................................................    8.80       2.32
                                                                           -----       ----
                                 TOTAL ANNUAL FUND OPERATING EXPENSES(3)   10.04%      4.31%
      Expense Reimbursement(2)..........................................    8.34       1.86
                                                                           -----       ----
                                                            NET EXPENSES    1.70%      2.45%



 (1) The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 (2) Principal has contractually agreed to limit the Fund's expenses attributable to Class A shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.70% for Class A shares.

     Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund with respect to its Class C shares through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.45% for Class C shares.

     Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 (3) Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $713   $2,465  $4,167  $7,728       $713   $2,465  $4,167  $7,728
      CLASS C                    348    1,109   2,014   4,332        248    1,109   2,014   4,332




Principal Investors Fund                            RISK/RETURN SUMMARY       51
www.PrincipalFunds.com

LARGECAP S&P 500 INDEX FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.


MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the S&P 500 Index. PGI attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2006, the market capitalization range of the Index was between approximately $1.4 billion and $446.9 billion. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of
1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P 500. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund's assets. PGI may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Securities Lending Risk
- Market Segment (LargeCap) Risk

NOTE: "Standard & Poor's 500" and "S&P 500(R)" are trademarks of The McGraw-Hill
      Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


 52       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PGI has been the Fund's Sub-Advisor since December 6, 2000.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




2001                                                 -12.56
2002                                                 -22.70
2003                                                  27.38
2004                                                   9.89
2005                                                   4.17
2006                                                  14.93




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03    14.93%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -17.36%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                               1 YEAR   5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)..............................................   13.26     5.00        1.43
         (AFTER TAXES ON DISTRIBUTIONS)(2)..........................   13.01     4.59        1.06
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2).......    8.96     4.23        1.13
CLASS C.............................................................   13.32     4.73        1.12
S&P 500 Index(3)....................................................   15.79     6.19        2.94
Morningstar Large Blend Category Average............................   14.12     5.92        3.10



 (1) Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       53
www.PrincipalFunds.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                   CLASS A   CLASS C(1)
      ------------------------------------------------------------------------------------------
      Management Fees.....................................................    0.15%      0.15%
      12b-1 Fees..........................................................    0.15       1.00
      Other Expenses......................................................    0.38       2.32
                                                                              ----       ----
                                   TOTAL ANNUAL FUND OPERATING EXPENSES(3)    0.68%      3.47%
      Expense Reimbursement(2)............................................    0.01       2.17
                                                                              ----       ----
                                                              NET EXPENSES    0.67%      1.30%



 (1) The expense shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 (2) Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.30%. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 (3) Expense information has been restated to reflect current fees. Certain operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $217    $361   $  518  $  972       $217    $361   $  518  $  972
      CLASS C                    232     827    1,584   3,577        132     828    1,584   3,577




 54       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

LARGECAP VALUE FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000(R) Value Index, which as of December 31, 2006 ranged between approximately $1.3 billion and $446.9 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
- determination that a stock is selling below its fair market value;
- early recognition of changes in a company's underlying fundamentals;
- evaluation of the sustainability of fundamental changes; and
- monitoring a stock's behavior in the market to assess the timeliness of the investment.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Underlying Fund Risk
- Exchange Rate Risk

- Derivatives Risk
- Active Trading Risk
- Foreign Securities Risk

- Market Segment (LargeCap) Risk
- Value Stock Risk
- Securities Lending Risk


Principal Investors Fund                            RISK/RETURN SUMMARY       55
www.PrincipalFunds.com

PGI has been the Fund's Sub-Advisor since December 6, 2000.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




2001                                                  -7.73
2002                                                 -13.32
2003                                                  24.77
2004                                                  12.06
2005                                                   6.30
2006                                                  19.48




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03    15.20%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -15.15%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                         1 YEAR   5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)........................................   12.94     7.78        5.51
         (AFTER TAXES ON DISTRIBUTIONS)(2)....................   11.96     7.24        5.03
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  SHARES)(2)..................................................    9.69     6.63        4.65
CLASS B.......................................................   13.13     8.07        5.89
CLASS C.......................................................   17.56     8.22        5.74
Russell 1000 Value Index(3)...................................   22.25    10.86        7.93
Morningstar Large Value Category Average......................   18.18     8.38        6.38



 (1) Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


 56       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                             CLASS A   CLASS B   CLASS C(1)
      ----------------------------------------------------------------------------------------------
      Management Fees...............................................    0.45%     0.45%      0.45%
      12b-1 Fees....................................................    0.25      1.00       1.00
      Other Expenses................................................    0.25      0.57       2.31
                                                                        ----      ----       ----
                             TOTAL ANNUAL FUND OPERATING EXPENSES(3)    0.95%     2.02%      3.76%
      Expense Reimbursement(2)......................................    0.01      0.01       2.06
                                                                        ----      ----       ----
                                                        NET EXPENSES    0.94%     2.01%      1.70%



 (1) The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 (2) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class C shares on an annualized basis) not to exceed 1.70%. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 (3) Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $642   $  836  $1,047  $1,652       $642    $836   $1,047  $1,652
      CLASS B                    705    1,034   1,288   2,072        205     634    1,088   2,072
      CLASS C                    273      927   1,735   3,847        173     927    1,735   3,847




Principal Investors Fund                            RISK/RETURN SUMMARY       57
www.PrincipalFunds.com

PARTNERS LARGECAP VALUE FUND
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS LARGECAP VALUE FUND III)


SUB-ADVISOR(S):    AllianceBernstein L.P. ("AllianceBernstein")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, AllianceBernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000(R) Value Index (as of December 31, 2006, this range was between approximately $1.3 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

AllianceBernstein employs an investment strategy, generally described as "value" investing. The firm seeks securities that exhibit low financial ratios, can be acquired for less than what AllianceBernstein believes is the issuer's intrinsic value, or whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to AllianceBernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that AllianceBernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For AllianceBernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Underlying Fund Risk
- Exchange Rate Risk

- Derivatives Risk
- Value Stock Risk

- Market Segment (LargeCap) Risk
- Foreign Securities Risk
- Securities Lending Risk

AllianceBernstein has been the Fund's Sub-Advisor since December 6, 2000.


 58       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




2001                                                   4.84
2002                                                 -14.15
2003                                                  26.65
2004                                                  12.58
2005                                                   4.61
2006                                                  21.16




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03    15.40%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -18.59%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                         1 YEAR   5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)........................................   14.51     7.96        8.12
         (AFTER TAXES ON DISTRIBUTIONS)(2)....................   13.59     7.45        7.62
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  SHARES)(2)..................................................   10.63     6.79        6.93
CLASS B.......................................................   15.33     7.95        8.40
CLASS C.......................................................   19.14     8.32        8.33
Russell 1000 Value Index(3)...................................   22.25    10.86        7.93
Morningstar Large Value Category Average......................   18.18     8.38        6.38



 (1) Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 6, 2000.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       59
www.PrincipalFunds.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                             CLASS A   CLASS B   CLASS C(1)
      ----------------------------------------------------------------------------------------------
      Management Fees...............................................    0.77%     0.77%      0.77%
      12b-1 Fees....................................................    0.25      1.00       1.00
      Other Expenses................................................    0.39      0.50       2.30
                                                                        ----      ----       ----
                             TOTAL ANNUAL FUND OPERATING EXPENSES(3)    1.41%     2.27%      4.07%
      Expense Reimbursement(2)......................................     N/A       N/A       1.82
                                                                        ----      ----       ----
                                                        NET EXPENSES    1.41%     2.27%      2.25%



 (1) The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 (2) Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.25%. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 (3) Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $686   $  972  $1,279  $2,148       $686   $  972  $1,279  $2,148
      CLASS B                    730    1,109   1,415   2,389        230      709   1,215   2,389
      CLASS C                    328    1,044   1,906   4,134        228    1,044   1,906   4,134




 60       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

MIDCAP BLEND FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap(R) Index (as of December 31, 2006, this range was between approximately $1.2 billion and $20.3 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that superior stock selection is the key to consistent out-performance. PGI seeks to achieve superior stock selection by systematically evaluating company fundamentals and in-depth original research.

PGI focuses its stock selections on established companies that it believes have a sustainable competitive advantage. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- MidCap Stock Risk

- Derivatives Risk
- Growth Stock Risk
- Initial Public Offerings Risk
- Securities Lending Risk

- Market Segment (MidCap) Risk
- Value Stock Risk
- Active Trading Risk


Principal Investors Fund                            RISK/RETURN SUMMARY       61
www.PrincipalFunds.com

PGI has been the Fund's Sub-Advisor since December 6, 2000.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




2001                                                 -3.76
2002                                                 -8.91
2003                                                 31.21
2004                                                 17.21
2005                                                  8.75
2006                                                 13.68




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03    14.10%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '01   -10.77%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                         1 YEAR   5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)........................................    7.43    10.35        8.53
         (AFTER TAXES ON DISTRIBUTIONS)(2)....................    5.78     9.57        7.86
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  SHARES)(2)..................................................    6.70     8.91        7.33
CLASS B.......................................................    8.40    11.18        9.38
CLASS C.......................................................   11.69    10.73        8.69
Russell Midcap Index(3).......................................   15.26    12.88        9.56
Morningstar Mid-Cap Blend Category Average....................   13.92    10.51        8.86



 (1) Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


 62       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                             CLASS A   CLASS B   CLASS C(1)
      ----------------------------------------------------------------------------------------------
      Management Fees...............................................    0.64%     0.64%      0.64%
      12b-1 Fees....................................................    0.25      1.00       1.00
      Other Expenses................................................    0.25      0.42       2.35
                                                                        ----      ----       ----
                             TOTAL ANNUAL FUND OPERATING EXPENSES(2)    1.14%     2.06%      3.99%
      Expense Reimbursement(3)......................................    0.12      0.74       2.04
                                                                        ----      ----       ----
                                                        NET EXPENSES    1.02%     1.32%      1.95%



 (1) The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 (2) Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (3) Principal has contractually agreed to limit the Fund's expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund with respect to its Class A and Class B shares through the period ending June 30, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percentage of average net assets on an annualized basis) not to exceed 1.02% for Class A and 1.32% for Class B shares.

    Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percentage of average net assets on an annualized basis) not to exceed 1.95% for Class C shares. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $648    $875   $1,126  $1,844       $648    $875   $1,126  $1,844
      CLASS B                    634     963    1,231   2,087        134     563    1,031   2,087
      CLASS C                    298     997    1,847   4,049        198     997    1,847   4,049




Principal Investors Fund                            RISK/RETURN SUMMARY       63
www.PrincipalFunds.com

PARTNERS MIDCAP GROWTH FUND
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS MIDCAP GROWTH FUND III)


SUB-ADVISOR(S):    Turner Investment Partners, LLC ("Turner")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2006 this range was between approximately $1.2 billion and $20.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.

Turner selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Small Company Risk

- Derivatives Risk
- Growth Stock Risk
- Initial Public Offerings Risk
- Underlying Fund Risk

- Market Segment (MidCap) Risk
- Active Trading Risk
- MidCap Stock Risk
- Securities Lending Risk

Turner has been the Fund's Sub-Advisor since December 6, 2000.


 64       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




2001                                                 -27.98
2002                                                 -31.56
2003                                                  47.71
2004                                                  11.43
2005                                                  11.23
2006                                                   5.70




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q4 '01    24.99%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '01   -31.51%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                         1 YEAR   5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)........................................   -0.16     4.59        -2.44
         (AFTER TAXES ON DISTRIBUTIONS)(2)....................   -0.58     4.48        -2.53
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  SHARES)(2)..................................................    0.48     3.95        -2.05
CLASS B.......................................................   -0.16     4.66        -2.26
CLASS C.......................................................    3.90     4.99        -2.26
Russell Midcap Growth Index(3)................................   10.66     8.22         2.87
Morningstar Mid-Cap Growth Category Average...................    9.01     6.48         2.13



 (1) Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       65
www.PrincipalFunds.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                             CLASS A   CLASS B   CLASS C(1)
      ----------------------------------------------------------------------------------------------
      Management Fees...............................................    1.00%     1.00%      1.00%
      12b-1 Fees....................................................    0.25      1.00       1.00
      Other Expense.................................................    0.58      0.68       1.44
                                                                        ----      ----       ----
                             TOTAL ANNUAL FUND OPERATING EXPENSES(3)    1.83%     2.68%      3.44%
      Expense Reimbursement(2)......................................    0.08      0.18       0.94
                                                                        ----      ----       ----
                                                        NET EXPENSES    1.75%     2.50%      2.50%



 (1) The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 (2) Principal has contractually agreed to limit the Fund's expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund through the period ending June 30, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75% for Class A and 2.50% for Class B shares.

    Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.50% for Class C shares. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 (3) Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $718   $1,083  $1,475  $2,570       $718   $1,083  $1,475  $2,570
      CLASS B                    753    1,213   1,602   2,793        253      813   1,402   2,793
      CLASS C                    353      955   1,694   3,647        253      955   1,694   3,647




 66       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PARTNERS MIDCAP GROWTH FUND I
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS MIDCAP GROWTH FUND III)


SUB-ADVISOR(S):    Mellon Equity Associates, LLC ("Mellon Equity")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept the potential for short-term fluctuations in the value of their investments.


MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap(R) Growth Index (as of December 31, 2006, this range was between approximately $1.2 billion and $20.3 billion)) at the time of purchase. In the view of Mellon Equity, many medium-sized companies:
- are in fast growing industries,
- offer superior earnings growth potential, and
- are characterized by strong balance sheets and high returns on equity.

The Fund may also hold investments in large and small capitalization companies, including emerging and cyclical growth companies. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Mellon Equity uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings momentum measures and higher expected earnings per share growth.

The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell," or "hold." The decision to buy, sell or hold is made by Mellon Equity based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Equity manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.

The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Securities Lending Risk

- Derivatives Risk
- Growth Stock Risk
- MidCap Stock Risk

- Market Segment (MidCap) Risk
- Initial Public Offerings Risk
- Emerging Market Risk


Principal Investors Fund                            RISK/RETURN SUMMARY       67
www.PrincipalFunds.com

Mellon Equity has been the Fund's Sub-Advisor since December 31, 2004.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




2004                                                 11.16
2005                                                 12.84
2006                                                  8.44




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q4 '04   12.68%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q2 '06   -4.30%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                               1 YEAR   LIFE OF FUND
-------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)..............................................    2.46        8.75
         (AFTER TAXES ON DISTRIBUTIONS)(2)..........................   -0.03        7.35
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2).......    3.47        7.08
CLASS C.............................................................    6.67        9.96
Russell Midcap Growth Index(3)......................................   10.66       12.73
Morningstar Mid-Cap Growth Category Average.........................    9.01       10.91



 (1) Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 29, 2003.

 (2) After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


 68       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                   CLASS A   CLASS C(1)
      ------------------------------------------------------------------------------------------
      Management Fees.....................................................    1.00%      1.00%
      12b-1 Fees..........................................................    0.25       1.00
      Other Expenses......................................................    2.54       1.44
                                                                              ----       ----
                                   TOTAL ANNUAL FUND OPERATING EXPENSES(3)    3.79%      3.44%
      Expense Reimbursement(2)............................................    2.04       0.94
                                                                              ----       ----
                                                              NET EXPENSES    1.75%      2.50%



 (1) The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 (2) Principal has contractually agreed to limit the Fund's expenses attributable to Class A shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75% for Class A shares.

    Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund with respect to its Class C shares through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.50% for Class C shares. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 (3) Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $718   $1,436  $2,205  $4,212       $718   $1,436  $2,205  $4,212
      CLASS C                    353      955   1,694   3,647        253      955   1,694   3,647




Principal Investors Fund                            RISK/RETURN SUMMARY       69
www.PrincipalFunds.com

MIDCAP STOCK FUND


SUB-ADVISOR(S):    Edge Asset Management, Inc. ("Edge")

OBJECTIVE:         The Fund seeks to provide long-term capital appreciation.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth and the risk of investing in REIT and foreign securities.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P MidCap 400 Index, which as of December 31, 2006 ranged between approximately $522 million and $10.6 billion at the time of purchase). Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund may invest up to 20% of its assets in real estate investment trust ("REIT") securities. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds"). The Fund may also invest in money market instruments for temporary or defensive purposes.

The Fund may purchase or sell U.S. government securities and collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total assets. The Fund may invest up to 25% of its assets in the securities of foreign issuers.

In selecting investments for the Fund, Edge looks for equity investments in companies that have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long run. In determining whether securities should be sold, Edge considers factors such as high valuations relative to other investment opportunities and deteriorating short- or long-term business fundamentals or future growth prospects. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the S&P MidCap 400 Index.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Small Company Risk
- Underlying Fund Risk
- MidCap Stock Risk
- U.S. Government Securities Risk

- Foreign Securities Risk
- Real Estate Securities Risk
- Exchange Rate Risk
- High Yield Securities Risk

- Market Segment (MidCap) Risk
- Derivatives Risk
- Fixed-Income Securities Risk
- Prepayment Risk
- Securities Lending Risk

Edge has provided investment advice to the Fund since the Fund's inception.


 70       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




2001                                                  10.69
2002                                                 -10.48
2003                                                  26.78
2004                                                  13.87
2005                                                  12.94
2006                                                  16.64




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q4 '01    13.83%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -13.58%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                          1 YEAR   5 YEARS   LIFE OF FUND
------------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES).........................................   10.25     9.98        13.65
         (AFTER TAXES ON DISTRIBUTIONS)(2).....................    9.43     9.44        12.99
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..    7.77     8.64        11.89
CLASS B........................................................   10.41     9.83        13.49
CLASS C........................................................   14.60    10.20        13.55
S&P MidCap 400 Index(3)........................................   10.32    10.89         9.71
Morningstar Mid-Cap Blend Category Average.....................   13.92    10.51         8.78



 (1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on March 1, 2000.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       71
www.PrincipalFunds.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                              CLASS A   CLASS B   CLASS C
      --------------------------------------------------------------------------------------------
      Management Fees................................................    0.75%     0.75%     0.75%
      12b-1 Fees.....................................................    0.25      1.00      1.00
      Other Expenses.................................................    0.09      0.32      0.20
                                                                         ----      ----      ----
                                 TOTAL ANNUAL FUND OPERATING EXPENSES    1.09%     2.07%     1.95%
      Expense Reimbursement..........................................     N/A      0.01       N/A
                                                                         ----      ----      ----
                                                         NET EXPENSES    1.09%     2.06%     1.95%



 (1) Principal has contractually agreed to limit the Fund's expenses attributable to Class A, Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.10% for Class A, 2.06% for Class B and 1.95% for Class C.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $655   $  878  $1,118  $1,806       $655    $878   $1,118  $1,806
      CLASS B                    709    1,048   1,312   2,148        209     648    1,112   2,148
      CLASS C                    298      612   1,052   2,275        198     612    1,052   2,275




 72       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PARTNERS MIDCAP VALUE FUND
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS MIDCAP VALUE FUND II)


SUB-ADVISOR(S):    Neuberger Berman Management, Inc. ("Neuberger Berman") and Jacobs Levy
                   Equity Management, Inc. ("Jacobs Levy")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap(R) Value Index (as of December 31, 2006, this range was between approximately $1.3 billion and $19.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well-known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

Each of the Sub-Advisors selects stocks using a value oriented investment approach.

Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
- strong fundamentals, such as a company's financial, operational, and competitive positions;
- consistent cash flow; and
- a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value. This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive.

Jacobs Levy selects stocks by using proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as "disentangling." The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return.

Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single-factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.

The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment

Principal Investors Fund                            RISK/RETURN SUMMARY       73
www.PrincipalFunds.com
professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Small Company Risk
- Initial Public Offerings Risk

- Value Stock Risk
- MidCap Stock Risk

- Market Segment (MidCap) Risk
- Underlying Fund Risk
- Securities Lending Risk

Neuberger Berman has been the Fund's Sub-Advisor since December 6, 2000. Jacobs Levy was added as an additional Sub-Advisor on June 30, 2006.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)((1))




2001                                                  -2.51
2002                                                 -10.59
2003                                                  34.96
2004                                                  21.66
2005                                                  10.01
2006                                                  12.73




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q4 '03    14.36%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -14.59%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                         1 YEAR   5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)........................................    6.51    11.46        10.01
         (AFTER TAXES ON DISTRIBUTIONS)(2)....................    4.80    10.44         9.14
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  SHARES)(2)..................................................    5.41     9.71         8.50
CLASS B.......................................................    7.78    11.82        10.36
CLASS C.......................................................   10.93    11.91        10.23
Russell Midcap Value Index(3).................................   20.22    15.88        13.51
Morningstar Mid-Cap Value Category Average....................   15.89    11.55        11.11



 (1) Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 6, 2000.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


 74       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31,  2006                            CLASS A   CLASS B   CLASS C(1)
      ----------------------------------------------------------------------------------------------
      Management Fees...............................................    1.00%     1.00%      1.00%
      12b-1 Fees....................................................    0.25      1.00       1.00
      Other Expenses................................................    1.21      4.66       1.42
                                                                        ----      ----       ----
                             TOTAL ANNUAL FUND OPERATING EXPENSES(3)    2.46%     6.66%      3.42%
      Expense Reimbursement(2)......................................    0.71      4.16       0.92
                                                                        ----      ----       ----
                                                        NET EXPENSES    1.75%     2.50%      2.50%



 (1) The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 (2) Principal has contractually agreed to limit the Fund's expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75% for Class A and 2.50% for Class B shares.

    Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.50% for Class C shares. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 (3) Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $718   $1,199  $1,718  $3,133       $718   $1,199  $1,718  $3,133
      CLASS B                    753    1,933   3,035   5,186        253    1,534   2,842   5,186
      CLASS C                    353      951   1,687   3,631        253      951   1,687   3,631




Principal Investors Fund                            RISK/RETURN SUMMARY       75
www.PrincipalFunds.com

REAL ESTATE SECURITIES FUND


SUB-ADVISOR(S):    Principal Real Estate Investors, LLC ("Principal - REI")

OBJECTIVE:         The Fund seeks to generate a total return.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund may invest in smaller capitalization companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
- equity REITs, which primarily own property and generate revenue from rental income;
- mortgage REITs, which invest in real estate mortgages; and
- hybrid REITs, which combine the characteristics of both equity and mortgage REITs.
In selecting securities for the Fund, the Sub-Advisor, Principal - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies. The Fund is "non-diversified," which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Sector Risk
- Prepayment Risk

- Derivatives Risk
- Exchange Rate Risk
- Underlying Fund Risk
- Non-Diversification Risk

- Small Company Risk
- Real Estate Securities Risk
- Active Trading Risk
- Securities Lending Risk


 76       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

Principal-REI has been the Fund's Sub-Advisor since December 6, 2000.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




2001                                                  7.52
2002                                                  7.81
2003                                                 37.30
2004                                                 33.14
2005                                                 14.85
2006                                                 35.68




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q4 '04   17.31%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q2' 04   -7.46%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                         1 YEAR   5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)........................................   28.22    23.75        21.30
         (AFTER TAXES ON DISTRIBUTIONS)(2)....................   26.56    22.32        19.83
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  SHARES)(2)..................................................   20.19    20.45        18.25
CLASS B.......................................................   30.06    24.16        21.62
CLASS C.......................................................   34.01    24.61        21.90
MSCI US REIT Index(3).........................................   35.92    23.22        21.42
Morningstar Specialty - Real Estate Category Average..........   33.61    22.98        20.90



 (1) Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       77
www.PrincipalFunds.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                             CLASS A   CLASS B   CLASS C(1)
      ----------------------------------------------------------------------------------------------
      Management Fees...............................................    0.84%     0.84%      0.84%
      12b-1 Fees....................................................    0.25      1.00       1.00
      Other Expenses................................................    0.34      0.47       0.69
                                                                        ----      ----       ----
                             TOTAL ANNUAL FUND OPERATING EXPENSES(3)    1.43%     2.31%      2.53%
      Expense Reimbursement(2)......................................    0.15      0.23       0.55
                                                                        ----      ----       ----
                                                        NET EXPENSES    1.28%     2.08%      1.98%



 (1) The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 (2) Principal has contractually agreed to limit the Fund's expenses attributable to Class A, Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.28% for Class A, 2.08% for Class B and 1.98% for Class C shares.

 (3) Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $673   $  961  $1,273  $2,155       $673    $961   $1,273  $2,155
      CLASS B                    711    1,096   1,411   2,404        211     696    1,211   2,404
      CLASS C                    301      726   1,288   2,817        201     726    1,288   2,817




 78       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

SMALLCAP BLEND FUND
(CLOSED TO NEW INVESTORS AS OF SEPTEMBER 1, 2007)


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000(R) Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

PGI may purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risks
- Foreign Securities Risk
- Exchange Rate Risk
- Small Company Risk

- Derivatives Risk
- Growth Stock Risk
- Active Trading Risk
- Securities Lending Risk

- Market Segment (SmallCap) Risk
- Value Stock Risk
- Initial Public Offerings Risk


Principal Investors Fund                            RISK/RETURN SUMMARY       79
www.PrincipalFunds.com

PGI has been the Fund's Sub-Advisor since December 6, 2006.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




2001                                                   6.85
2002                                                 -17.67
2003                                                  41.83
2004                                                  15.69
2005                                                   9.09
2006                                                  13.52




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03    19.65%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -16.31%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                         1 YEAR   5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)........................................    7.30     9.59        10.06
         (AFTER TAXES ON DISTRIBUTIONS)(2)....................    6.05     8.95         9.51
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  SHARES)(2)..................................................    6.43     8.29         8.75
CLASS B.......................................................    7.67     9.75        10.28
CLASS C.......................................................   11.68     9.98        10.23
Russell 2000 Index(3).........................................   18.37    11.39         9.85
Morningstar Small Blend Category Average......................   15.06    11.72        11.21



 (1) Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


 80       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                             CLASS A   CLASS B   CLASS C(1)
      ----------------------------------------------------------------------------------------------
      Management Fees...............................................    0.75%     0.75%      0.75%
      12b-1 Fees....................................................    0.25      1.00       1.00
      Other Expenses................................................    0.41      0.51       2.32
                                                                        ----      ----       ----
                             TOTAL ANNUAL FUND OPERATING EXPENSES(3)    1.41%     2.26%      4.07%
      Expense Reimbursement(2)......................................    0.01      0.01       1.87
                                                                        ----      ----       ----
                                                        NET EXPENSES    1.40%     2.25%      2.20%



 (1) The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 (2) Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.20%. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 (3) Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $685   $  971  $1,278  $2,147       $685   $  971  $1,278  $2,147
      CLASS B                    728    1,105   1,409   2,380        228      705   1,209   2,380
      CLASS C                    323    1,038   1,901   4,130        223    1,038   1,901   4,130




Principal Investors Fund                            RISK/RETURN SUMMARY       81
www.PrincipalFunds.com

SMALLCAP GROWTH FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of December 31, 2006, the range was between approximately $39 million and $3.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

The Fund may invest in foreign securities, including securities of companies that are located or do business in emerging markets, and in initial public offerings.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Underlying Fund Risk

- Derivatives Risk
- Growth Stock Risk
- Active Trading Risk
- Emerging Market Risk

- Market Segment (SmallCap) Risk
- Small Company Risk
- Initial Public Offerings Risk
- Securities Lending Risk




 82       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PGI has been the Fund's Sub-Advisor since December 6, 2000.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




2001                                                   0.92
2002                                                 -39.56
2003                                                  47.71
2004                                                  14.05
2005                                                   3.78
2006                                                  11.01




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q4 '01    33.61%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '01   -33.20%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                          1 YEAR   5 YEARS   LIFE OF FUND
------------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES).........................................    4.91     2.09        1.16
         (AFTER TAXES ON DISTRIBUTIONS)(2).....................    4.21     1.59        0.48
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..    4.03     1.70        0.74
CLASS B........................................................    4.65     1.59        0.83
CLASS C........................................................    9.04     2.33        1.20
Russell 2000 Growth Index(3)...................................   13.35     6.93        4.05
Morningstar Small Growth Category Average......................   10.50     6.12        3.61



 (1) Class A, B, and C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       83
www.PrincipalFunds.com

 ANNUAL FUND OPERATING EXPENSES(1)
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                              CLASS A   CLASS B   CLASS C
      --------------------------------------------------------------------------------------------
      Management Fees................................................    0.75%     0.75%     0.75%
      12b-1 Fees.....................................................    0.25      1.00      1.00
      Other Expenses.................................................    0.24      1.13      3.67
                                                                         ----      ----      ----
                                 TOTAL ANNUAL FUND OPERATING EXPENSES    1.24%     2.88%     5.42%
      Expenses Reimbursement(2)......................................     N/A      0.31      3.21
                                                                         ----      ----      ----
                                                         NET EXPENSES    1.24%     2.57%     2.21%



 (1) The expenses shown are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 (2) Principal has contractually agreed to limit the Fund's expenses attributable to Class A, Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.42% for Class A, 2.57% for Class B and 2.21% for Class C.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $669   $  922  $1,194  $1,967       $669   $  922  $1,194  $1,967
      CLASS B                    760    1,258   1,686   2,786        260      858   1,486   2,786
      CLASS C                    324    1,285   2,391   5,115        224    1,285   2,391   5,115




 84       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PARTNERS SMALLCAP GROWTH FUND II
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS SMALLCAP GROWTH FUND II)


SUB-ADVISOR(S):    UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), Emerald
                   Advisers, Inc. ("Emerald"), Essex Investment Management Company, LLC
                   ("Essex")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum, and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.

UBS Global AM may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.

Essex selects stocks of companies that are exhibiting improving business fundamentals and that Essex believes are undervalued relative to each company's future growth potential. Ordinarily, the Fund will invest in companies from all sectors of the market based on Essex's fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Essex uses earnings models to value a company against its own history, the industry and the market to identify securities that are undervalued relative to their future growth potential. Ordinarily, the Fund will sell a stock if the business fundamentals demonstrate a significant deterioration, or if the valuation is no longer attractive relative to Essex's long-term growth expectations.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including

Principal Investors Fund                            RISK/RETURN SUMMARY       85
www.PrincipalFunds.com
but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk

- Derivatives Risk
- Growth Stock Risk
- Small Company Risk

- Market Segment (SmallCap) Risk
- Initial Public Offerings Risk
- MidCap Stock Risk
- Securities Lending Risk

UBS Global AM became the Fund's Sub-Advisor on April 22, 2002. Emerald was added as an additional Sub-Advisor on September 1, 2004. Essex was added as an additional Sub-Advisor on June 30, 2006.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




2001                                                 -21.21
2002                                                 -25.35
2003                                                  43.74
2004                                                  10.03
2005                                                   6.16
2006                                                   7.99




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q4 '01    29.59%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '01   -31.34%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                         1 YEAR   5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)........................................    2.00     5.05        -2.05
         (AFTER TAXES ON DISTRIBUTIONS)(2)....................    0.90     4.55        -2.44
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  SHARES)(2)..................................................    2.82     4.32        -1.75
CLASS B.......................................................    2.26     5.12        -1.82
CLASS C.......................................................    6.14     5.43        -1.84
Russell 2000 Growth Index(3)..................................   13.35     6.93         4.05
Morningstar Small Growth Category Average.....................   10.50     6.12         3.61



 (1) Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 6, 2000.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


 86       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                             CLASS A   CLASS B   CLASS C(1)
      ----------------------------------------------------------------------------------------------
      Management Fees...............................................    1.00%     1.00%      1.00%
      12b-1 Fees....................................................    0.25      1.00       1.00
      Other Expenses................................................    0.82      0.85       2.32
                                                                        ----      ----       ----
                             TOTAL ANNUAL FUND OPERATING EXPENSES(3)    2.07%     2.85%      4.32%
      Expense Reimbursement(2)......................................    0.12      0.15       1.62
                                                                        ----      ----       ----
                                                        NET EXPENSES    1.95%     2.70%      2.70%



 (1) The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 (2) Principal has contractually agreed to limit the Fund's expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund through the period ending June 30, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.95% for Class A and 2.70% for Class B shares.

    Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund with through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.70% for Class C shares. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 (3) Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $737   $1,146  $1,586  $2,804       $737   $1,146  $1,586  $2,804
      CLASS B                    773    1,267   1,689   2,979        273      867   1,489   2,979
      CLASS C                    373    1,138   2,042   4,358        273    1,138   2,042   4,358




Principal Investors Fund                            RISK/RETURN SUMMARY       87
www.PrincipalFunds.com

SMALLCAP VALUE FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

The Fund may invest in initial public offerings.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Small Company Risk

- Derivatives Risk
- Value Stock Risk
- Active Trading Risk
- Securities Lending Risk

- Market Segment (SmallCap) Risk
- Initial Public Offerings Risk
- Underlying Fund Risk




 88       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PGI has been the Fund's Sub-Advisor since December 6, 2000.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)((1))




2001                                                  9.10
2002                                                 -3.51
2003                                                 42.22
2004                                                 18.85
2005                                                  8.23
2006                                                 17.87




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03    22.98%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -16.43%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                         1 YEAR   5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)........................................   11.38    14.47        14.59
         (AFTER TAXES ON DISTRIBUTIONS)(2)....................   10.11    13.12        13.13
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  SHARES)(2)..................................................    7.88    12.02        12.07
CLASS B.......................................................   12.12    14.84        14.93
CLASS C.......................................................   16.19    15.30        15.19
Russell 2000 Value Index(3)...................................   23.48    15.38        15.15
Morningstar Small Value Category Average......................   16.27    13.85        14.18



 (1) Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       89
www.PrincipalFunds.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                             CLASS A   CLASS B   CLASS C(1)
      ----------------------------------------------------------------------------------------------
      Management Fees...............................................    0.75%     0.75%      0.75%
      12b-1 Fees....................................................    0.25      1.00       1.00
      Other Expenses................................................    1.23      3.01       1.37
                                                                        ----      ----       ----
                             TOTAL ANNUAL FUND OPERATING EXPENSES(3)    2.23%     4.76%      3.12%
      Expense Reimbursement(2)......................................    0.88      2.47       1.04
                                                                        ----      ----       ----
                                                        NET EXPENSES    1.35%     2.29%      2.08%



 (1) The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 (2) Principal has contractually agreed to limit the Fund's expenses attributable to Class A, B, and Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A, Class B and Class C shares on an annualized basis) not to exceed 1.35% for Class A, 2.29% for Class B and 2.08% for Class C shares.

 (3) Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $680   $1,115  $1,590  $2,898       $680   $1,115  $1,590  $2,898
      CLASS B                    760    1,258   1,686   2,786        260      858   1,486   2,786
      CLASS C                    311      849   1,529   3,345        211      849   1,529   3,345




 90       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

WEST COAST EQUITY FUND


SUB-ADVISOR(S):    Edge Asset Management, Inc. ("Edge")

OBJECTIVE:         The Fund seeks to provide long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth, as well as the risks of investing in below-
                   investment grade bonds and REIT securities.


MAIN STRATEGIES AND RISKS
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in the common stocks of small, medium, and large capitalization West Coast companies. The Sub-Advisor, Edge, defines West Coast companies to include those with: (i) principal executive offices located in the region, which includes Alaska, California, Oregon, and Washington; (ii) over 50% of their work force employed in the region; or (iii) over 50% of their sales within the region. While no individual fund is intended as a complete investment program, this is particularly true of the West Coast Equity Fund which could be adversely impacted by economic trends within this four-state area.

The Fund may invest up to 20% of its assets in both REIT securities and below-investment-grade fixed-income securities (sometimes called "junk bonds"). The Fund may invest up to 25% of its net assets in U.S. dollar denominated securities of foreign issuers.

In selecting investments for the Fund, Edge selects equity securities based upon rigorous fundamental analysis that assesses the quality of each company's business, earnings growth potential, and stock valuation. Edge seeks to invest in good businesses that are well-managed, hold competitive advantages and that generate high returns on invested capital. Also taken into consideration is the industry in which a company operates, its position in the marketplace and the barriers to entry to prevent further competition. Edge seeks to buy companies at attractive prices compared to their business value.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Geographic Concentration Risk
- High Yield Securities Risk
- Prepayment Risk

- Exchange Rate Risk
- Real Estate Securities Risk
- Small Company Risk
- Foreign Securities Risk

- MidCap Stock Risk
- Underlying Fund Risk
- Securities Lending Risk

Edge has provided investment advice to the Fund since the Fund's inception.


Principal Investors Fund                            RISK/RETURN SUMMARY       91
www.PrincipalFunds.com

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




1997                                                  32.88
1998                                                  22.98
1999                                                  42.27
2000                                                   6.65
2001                                                   6.34
2002                                                 -22.45
2003                                                  41.36
2004                                                  13.23
2005                                                   8.13
2006                                                  11.81




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q4 '98    45.26%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q3 '01   -25.14%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                          1 YEAR   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES).........................................    5.65     7.24      14.10
         (AFTER TAXES ON DISTRIBUTIONS)(2).....................    5.24     7.02      12.65
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..    4.23     6.26      11.88
CLASS B........................................................    5.77     7.13      13.92
CLASS C........................................................    9.91     7.52      13.75
Russell 3000 Index(3)..........................................   15.72     7.17       8.64
Morningstar Mid-Cap Blend Category Average.....................   13.92    10.51      10.99



 (1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on November 24, 1986.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


 92       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS.

      FOR THE YEAR ENDED OCTOBER 31, 2006                              CLASS A   CLASS B   CLASS C
      --------------------------------------------------------------------------------------------
      Management Fees................................................    0.48%     0.48%     0.48%
      12b-1 Fees.....................................................    0.25      1.00      1.00
      Other Expenses.................................................    0.12      0.30      0.21
                                                                         ----      ----      ----
                                 TOTAL ANNUAL FUND OPERATING EXPENSES    0.85%     1.78%     1.69%
      Expense Reimbursement(1).......................................     N/A       N/A       N/A
                                                                         ----      ----      ----
                                                         NET EXPENSES    0.85%     1.78%     1.69%



 (1) Principal has contractually agreed to limit the Fund's expenses attributable to Class A, Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.86% for Class A, 1.78% for Class B and 1.70% for Class C shares.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $632    $806   $  995  $1,541       $632    $806    $995   $1,541
      CLASS B                    681     960    1,164   1,849        181     560     964    1,849
      CLASS C                    272     533      918   1,998        172     533     918    1,998




Principal Investors Fund                            RISK/RETURN SUMMARY       93
www.PrincipalFunds.com

DIVERSIFIED INTERNATIONAL FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-
                   U.S. currencies.


MAIN STRATEGIES AND RISKS
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of companies that meet all of the following criteria: the company's principal place of business or principal office is outside the U.S.; the company's principal securities trading market is outside the U.S.; and the company, regardless of where its securities are traded, derives 50% or more of its total revenue from either goods or services produced or sales made outside the U.S. Primary consideration is given to securities of corporations of Western Europe, Canada, Australia, New Zealand, and the Pacific Islands. Changes in investments are made as prospects change for particular countries, industries or companies. The Fund may invest in smaller capitalization companies.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its net assets (plus any borrowings for investment purposes) invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

In choosing investments for the fund, PGI pays particular attention to the long-term earnings prospects of the various companies under consideration. PGI then weighs those prospects relative to the price of the security.

The Fund may actively trade securities in an attempt to achieve its investment objective. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Small Company Risk
- Derivatives Risk
- Exchange Rate Risk
- Securities Lending Risk
- Market Segment (SmallCap) Risk
- Active Trading Risk




 94       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PGI has been the Fund's Sub-Advisor since December 6, 2000.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




2001                                                 -24.76
2002                                                 -16.84
2003                                                  33.34
2004                                                  19.53
2005                                                  23.16
2006                                                  27.14




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q4 '03    17.45%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -18.80%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                         1 YEAR   5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)........................................   20.16    14.42         7.26
         (AFTER TAXES ON DISTRIBUTIONS)(2)....................   18.32    13.80         6.78
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  SHARES)(2)..................................................   15.16    12.56         6.22
CLASS B.......................................................   21.42    14.96         7.77
CLASS C.......................................................   25.29    15.02         7.60
Citigroup BMI Global ex-US Index(3)...........................   27.28    18.08        10.90
MSCI ACWI Ex-US Index(3)(4)...................................
Morningstar Foreign Large Blend Category Average..............   24.80    13.19         6.61



 (1) Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 (4) This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       95
www.PrincipalFunds.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                             CLASS A   CLASS B   CLASS C(1)
      ----------------------------------------------------------------------------------------------
      Management Fees...............................................    0.90%     0.90%      0.90%
      12b-1 Fees....................................................    0.25      1.00       1.00
      Other Expenses................................................    0.33      0.47       0.69
                                                                        ----      ----       ----
                             TOTAL ANNUAL FUND OPERATING EXPENSES(3)    1.48%     2.37%      2.59%
      Expense Reimbursement(2)......................................    0.19      0.07       0.51
                                                                        ----      ----       ----
                                                        NET EXPENSES    1.29%     2.34%      2.08%



 (1) The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 (2) Principal has contractually agreed to limit the Fund's expenses attributable to Class A, Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.29% for Class A, 2.34% for Class B and 2.08% for Class C shares.

 (3) Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $674   $  972  $1,294  $2,203       $674    $972   $1,294  $2,203
      CLASS B                    737    1,136   1,462   2,482        237     736    1,262   2,482
      CLASS C                    311      749   1,322   2,880        211     749    1,322   2,880




 96       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

GLOBAL REAL ESTATE SECURITIES FUND


SUB-ADVISOR(S):    Principal Real Estate Investors, LLC ("Principal - REI")

OBJECTIVE:         The Fund seeks to generate a total return.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors who seek a total return, want to invest in U.S. and non-U.S. companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry ("real estate companies"). For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Other real estate companies include those whose products and services relate to the real estate industry such as building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund may invest in smaller capitalization companies.

Real estate investment trusts ("REITs") are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
- Equity REITs, which primarily own property and generate revenue from rental income;
- Mortgage REITs, which invest in real estate mortgages; and
- Hybrid REITs, which combine the characteristics of both equity and mortgage REITs.

Some foreign countries have adopted REIT structures that are very similar to those in the United States. Similarities include pass through tax treatment and portfolio diversification. Other countries may have REIT structures that are significantly different than the U.S., or may not have adopted a REIT-like structure at all. The Fund may invest a significant percentage of its portfolio in REITs and foreign REIT-like entities.

The Fund is "non-diversified" which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

The Fund has no limitation on the percentage of assets that is invested in any one country or denominated in any one currency. The Fund will typically have investments located in a number of different countries, which may include the U.S. The Fund may invest in companies located in countries with emerging securities markets.

The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and other purposes. The Fund may also enter into currency forwards or futures contracts and related options for the purpose of currency hedging and other purposes.

The Fund is actively managed against the FTSE-EPRA-NAREIT Global Real Estate Securities Index.

Among the principal risks (as defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Sector Risk
- Prepayment Risk

- Derivatives Risk
- Exchange Rate Risk
- Non-Diversification Risk
- Small Company Risk

- Real Estate Securities Risk
- Active Trading Risk
- Securities Lending Risk


Principal Investors Fund                            RISK/RETURN SUMMARY       97
www.PrincipalFunds.com

Principal-REI has been the Fund's Sub-Advisor since the Fund's inception.

PERFORMANCE
As the inception date of the Fund is October 1, 2007, historical performance information is not available.

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      ESTIMATED FOR THE YEAR ENDED OCTOBER 31, 2007                      CLASS A(1)   CLASS C(1)
      ---------------------------------------------------------------------------------------------
      Management Fees..................................................      0.90%        0.90%
      12b-1 Fees.......................................................      0.25         1.00
      Other Expenses...................................................     34.10        45.33
                                                                            -----        -----
                                   TOTAL ANNUAL FUND OPERATING EXPENSES     35.25%       47.23%
      Expense Reimbursement(2).........................................     33.80        45.03
                                                           NET EXPENSES      1.45%        2.20%



 (1) The annual fund operating expenses shown are estimated.

 (2) Principal has contractually agreed to limit the Fund's expenses attributable to Class A and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses, excluding interest expense, (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A and 2.20% for Class C shares.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                         IF YOU SELL YOUR      IF YOU DO NOT
                                                              SHARES         SELL YOUR SHARES
      ---------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
      ---------------------------------------------------------------------------------------
                                                            1         3         1         3
      ---------------------------------------------------------------------------------------
      CLASS A                                             $689     $3,478     $689     $3,478
      CLASS C                                              323      3,937      223      3,937




 98       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

INTERNATIONAL GROWTH FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-
                   U.S. currencies.


MAIN STRATEGIES AND RISKS
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. The Fund invests in securities of companies that meet all of the following criteria:
- the company's principal place of business or principal office is outside the U.S.;
- the company's principal securities trading market is outside the U.S.; and
- the company, regardless of where its securities are traded, derives 50% or more of its total revenue from either goods or services produced or sales made outside the U.S.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Small Company Risk
- Derivatives Risk
- Exchange Rate Risk
- Growth Stock Risk
- Market Segment Risk
- Underlying Fund Risk
- Securities Lending Risk




Principal Investors Fund                            RISK/RETURN SUMMARY       99
www.PrincipalFunds.com

PGI has been the Sub-Advisor to the Fund since the Fund's inception.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR




2001                                                 -21.54
2002                                                 -16.68
2003                                                  38.15
2004                                                  22.06
2005                                                  21.60
2006                                                  23.61




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03    18.24%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -21.51%


 AVERAGE ANNUAL TOTAL RETURNS (%)(WITH MAXIMUM SALES CHARGE)(1)

FOR THE YEAR ENDED DECEMBER 31, 2006                                 1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------
CLASS A............................................................   16.81    14.82        7.59
       (AFTER TAXES ON DISTRIBUTIONS)(2)...........................   14.47    13.36        6.39
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)........   12.63    12.41        6.08
CLASS C............................................................   21.70    15.26        7.79
CITI World Ex-US BMI Growth Index(3)...............................   23.69    14.72        6.78
MSCI World Ex-US Growth Index(3)(4)................................
Morningstar Foreign Large Growth Category Average..................   23.78    12.54        5.70



 (1) Class A and Class C shares commenced operations on October 1, 2007. The returns for Class A and C shares, for the periods prior to October 1, 2007, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 6, 2000.

 (2) After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 (4) This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 100       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      ESTIMATED FOR THE YEAR ENDED OCTOBER 31, 2007                        CLASS A(1)   CLASS C(1)
      --------------------------------------------------------------------------------------------
      Management Fees....................................................      0.99%        0.99%
      12b-1 Fees.........................................................      0.25         1.00
      Other Expenses.....................................................     22.83        30.45
                                                                              -----        -----
                                     TOTAL ANNUAL FUND OPERATING EXPENSES     24.07%       32.44%
      Expense Reimbursement(2)...........................................     22.47        30.09
                                                                              -----        -----
                                                             NET EXPENSES      1.60%        2.35%



 (1) The annual fund operating expenses shown are estimated.

 (2) Principal has contractually agreed to limit the Fund's expenses attributable to Class A and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses, excluding interest expense, (expressed as a percent of average net assets on an annualized basis) not to exceed 1.60% for Class A and 2.35% for Class C.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
                                                       $10,3-                              $10,3-
      CLASS A                   $704   $2,768  $6,134      06       $704   $2,768  $6,134      06
                                                        10,5-                               10,5-
      CLASS C                    338    3,060   7,000      00        238    3,060   7,000      00




Principal Investors Fund                           RISK/RETURN SUMMARY       101
www.PrincipalFunds.com

INTERNATIONAL EMERGING MARKETS FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


MAIN STRATEGIES AND RISKS
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. Under normal conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) are invested in emerging market country equity securities. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. PGI focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

The Fund invests in securities of companies that meet all of the following criteria:
- the company's principal place of business or principal office is in emerging market countries;
- the company's principal securities trading market is an emerging market country; and
- the company, regardless of where its securities are traded, derives 50% or more of its total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

The Fund may invest assets in smaller or mid capitalization companies. PGI defines a smaller capitalization company as having a market capitalization between approximately $39 million and $3.1 billion. PGI defines a mid capitalization company as having a market capitalization between approximately $1.2 billion and $20.3 billion.

The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may actively trade securities in an attempt to achieve its investment objective.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Market Segment (Small and MidCap) Risk

- Derivatives Risk
- Emerging Market Risk
- Exchange Rate Risk

- Small Company Risk
- Active Trading Risk
- Underlying Fund Risk
- Securities Lending Risk


 102       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

PGI has been the Fund's Sub-Advisor since December 6, 2000.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




2001                                                 -4.15
2002                                                 -7.56
2003                                                 55.89
2004                                                 24.95
2005                                                 34.98
2006                                                 36.42




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q4 '01    26.52%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '01   -23.88%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                         1 YEAR   5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)........................................   28.89    25.65        19.65
         (AFTER TAXES ON DISTRIBUTIONS)(2)....................   26.70    24.29        18.53
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  SHARES)(2)..................................................   19.61    22.24        16.98
CLASS B.......................................................   30.38    25.99        19.89
CLASS C.......................................................   34.33    26.18        19.90
MSCI Emerging Markets Free Index-NDTR(3)......................   32.17    26.59        21.11
Morningstar Diversified Emerging Markets Category Average.....   32.36    25.98        20.58



 (1) Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


Principal Investors Fund                           RISK/RETURN SUMMARY       103
www.PrincipalFunds.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                      CLASS A   CLASS B   CLASS C(1)
      ----------------------------------------------------------------------------------------------
      Management Fees...............................................    1.20%     1.20%      1.20%
      12b-1 Fees....................................................    0.25      1.00       1.00
      Other Expenses................................................    0.55      0.83       2.34
                                                                        ----      ----       ----
                             TOTAL ANNUAL FUND OPERATING EXPENSES(3)    2.00%     3.03%      4.54%
      Expense Reimbursement(2)......................................     N/A       N/A       1.74
                                                                        ----      ----       ----
                                                        NET EXPENSES    2.00%     3.03%      2.80%



 (1) The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 (2) Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.80% for Class C shares. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 (3) Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $742   $1,143  $1,568  $2,749       $742   $1,143  $1,568  $2,749
      CLASS B                    806    1,336   1,791   3,105        306      936   1,591   3,105
      CLASS C                    383    1,189   2,132   4,529        283    1,189   2,132   4,529




 104       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

BOND & MORTGAGE SECURITIES FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks to provide current income.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
- securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
- mortgage-backed securities representing an interest in a pool of mortgage loans;
- debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of PGI of comparable quality; and
- securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
- common and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
- securities rated less than the four highest grades of S&P or Moody's (i.e. less than investment grade (commonly known as "junk bonds")) but not lower than CCC- (S&P) or Caa (Moody's).

The Fund may also lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may actively trade securities in an attempt to achieve its investment objective.

During the fiscal year ended October 31, 2006, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

  68.43% in securities rated Aaa     11.85% in securities rated Baa      0.25% in securities rated Caa
   4.97% in securities rated Aa       3.08% in securities rated Ba       0.02% in securities rated Ca
   8.90% in securities rated A        2.50% in securities rated B


Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities
- Active Trading Risk
- Municipal Securities Risk
- U.S. Government Sponsored Securities Risk

- Prepayment Risk
- Derivatives Risk
- High Yield Securities Risk
- Securities Lending Risk

- U.S. Government Securities Risk
- Portfolio Duration Risk
- Underlying Funds Risk


Principal Investors Fund                           RISK/RETURN SUMMARY       105
www.PrincipalFunds.com

PGI has been the Fund's Sub-Advisor since December 6, 2000.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




2001                                                 6.94
2002                                                 8.58
2003                                                 3.56
2004                                                 4.08
2005                                                 2.17
2006                                                 4.22




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q3 '01    4.07%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q2 '04   -2.45%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                         1 YEAR   5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)........................................   -0.43     3.55        4.26
         (AFTER TAXES ON DISTRIBUTIONS)(2)....................   -2.02     2.16        2.71
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  SHARES)(2)..................................................   -0.31     2.20        2.70
CLASS B.......................................................   -1.53     3.59        4.51
CLASS C.......................................................    2.50     3.77        4.34
Lehman Brothers Aggregate Bond Index(3).......................    4.33     5.06        5.62
Morningstar Intermediate-Term Bond Category Average...........    4.11     4.61        5.19



 (1) Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


 106       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                             CLASS A   CLASS B   CLASS C(1)
      ----------------------------------------------------------------------------------------------
      Management Fees...............................................    0.53%     0.53%      0.53%
      12b-1 Fees....................................................    0.25      1.00       1.00
      Other Expense.................................................    0.25      0.52       2.33
                                                                        ----      ----       ----
                             TOTAL ANNUAL FUND OPERATING EXPENSES(3)    1.03%     2.05%      3.86%
      Expense Reimbursement(2)......................................    0.09      0.45       2.11
                                                                        ----      ----       ----
                                                        NET EXPENSES    0.94%     1.60%      1.75%



 (1) The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 (2) Principal has contractually agreed to limit the Fund's expenses attributable to Class A and to Class B shares and, if necessary pay expenses normally payable by the Fund through the period ending June 30, 2009. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.94% for Class A and 1.60% for Class B.
     Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75% for Class C shares. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 (3) Expense information has been restated to reflect current fees and to exclude interest expense paid on the borrowings through reverse repurchase agreements. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                     IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      ---------------------------------------------------------------------------------------------
                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
      ---------------------------------------------------------------------------------------------
                                    1       3       5      10           1       3       5      10
      ---------------------------------------------------------------------------------------------
      CLASS A                     $542    $741   $  971  $1,632       $542    $741   $  971  $1,632
      CLASS B                      663     929    1,195   2,020        163     529      995   2,020
      CLASS C                      278     951    1,778   3,931        178     951    1,778   3,931




Principal Investors Fund                           RISK/RETURN SUMMARY       107
www.PrincipalFunds.com

CALIFORNIA MUNICIPAL FUND


SUB-ADVISOR(S):    Morgan Stanley Investment Management Inc. doing business as Van Kampen
                   ("Van Kampen")

OBJECTIVE:         The Fund seeks to provide as high a level of current income that is exempt from federal and California state personal income tax as is consistent with prudent investment management and preservation of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-exempt dividends to produce income or to be reinvested for modest growth and are willing to accept fluctuations in the value of their investment.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in intermediate- and long-term California municipal obligations (municipal obligations that generate interest which is exempt from California State personal income tax). As a matter of fundamental policy, the Fund, under normal market conditions, invests at least 80% of its assets in these obligations. These obligations may include bonds that generate interest payments that are subject to the alternative minimum tax.

The Fund will invest primarily in investment-grade municipal obligations. The Fund may also invest in inverse floating rate obligations, which are generally more volatile than other types of municipal obligations. The Fund may also engage in swap agreements.

The Fund is "non-diversified," which means it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

The Fund may, under normal circumstances, invest up to 20% of its assets in:
- municipal obligations that are not exempt from California personal income tax;
- short-term municipal obligations;
- taxable cash equivalents, including short-term U.S. government securities, certificates of deposit and bankers' acceptances, commercial paper rated Prime-1 by Moody's or A-1+ or A-1 by S&P, or equivalent rating by Fitch, and repurchase agreements (collectively "short-term instruments"); and
- securities of unaffiliated money market mutual funds (subject to limitations prescribed by applicable law).

The Fund may, for temporary defensive purposes, invest in these securities without limitation, which may produce income that is not exempt from federal income taxes or California personal income tax.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- Geographic Concentration Risk

- Derivatives Risk
- Municipal Securities Risk

- Non-Diversification Risk


 108       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




1997                                                 10.30
1998                                                  6.09
1999                                                 -4.53
2000                                                 12.97
2001                                                  4.05
2002                                                  8.87
2003                                                  3.70
2004                                                  4.76
2005                                                  4.04
2006                                                  5.26




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q3 '02    5.74%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q2 '99   -2.37%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                          1 YEAR   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES).........................................    0.50     4.34      4.97
         (AFTER TAXES ON DISTRIBUTIONS)(2).....................    0.41     4.24      4.90
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..    1.90     4.31      4.91
CLASS B........................................................   -0.52     4.19      4.82
CLASS C........................................................    3.47     4.52      4.72
Lehman Brothers Municipal Bond Index(3)........................    4.84     5.53      5.76
Morningstar Muni California Long Category Average..............    4.56     5.01      5.17



 (1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1989. The predecessor fund's performance between 1996 and 1999 benefited from the agreement of Edge and its affiliates to limit the Fund's expenses.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.

 (3) Index performance information reflects no deduction for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


Principal Investors Fund                           RISK/RETURN SUMMARY       109
www.PrincipalFunds.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS.

      FOR THE YEAR ENDED OCTOBER 31, 2006                              CLASS A   CLASS B   CLASS C

      --------------------------------------------------------------------------------------------
      Management Fees................................................    0.50%     0.50%     0.50%
      12b-1 Fees.....................................................    0.25      1.00      1.00
      Other Expenses.................................................    0.09      0.08      0.09
                                                                         ----      ----      ----
                                 TOTAL ANNUAL FUND OPERATING EXPENSES    0.84%     1.58%     1.59%
      Expense Reimbursement(1).......................................    0.01       N/A       N/A
                                                                         ----      ----      ----
                                                         NET EXPENSES    0.83%     1.58%     1.59%



 (1) Principal has contractually agreed to limit the Fund's expenses attributable to Class A, Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses, excluding interest expense, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.83% for Class A, 1.59% for Class B and 1.59% for Class C shares.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $531    $705   $  894  $1,439       $531    $705    $894   $1,439
      CLASS B                    661     899    1,060   1,680        161     499     860    1,680
      CLASS C                    262     502      866   1,889        162     502     866    1,889




 110       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

GOVERNMENT & HIGH QUALITY BOND FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks to provide current income.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its net assets, plus any borrowings for investment purposes) in securities that are AAA rated or issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by PGI to be of equivalent quality.

PGI seeks undervalued securities that represent good long-term investment opportunities. Securities may be sold when PGI believes they no longer represent good long-term value.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- U.S. Government Securities Risk
- U.S. Government Sponsored
  Securities Risk

- Derivatives Risk
- Active Trading Risk
- Securities Lending Risk

- Portfolio Duration Risk
- Prepayment Risk


Principal Investors Fund                           RISK/RETURN SUMMARY       111
www.PrincipalFunds.com

PGI has been the Fund's Sub-Advisor since December 6, 2000.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




2001                                                 6.55
2002                                                 7.98
2003                                                 1.12
2004                                                 3.08
2005                                                 1.60
2006                                                 3.84




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q3 '01    4.05%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q2 '04   -1.70%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE YEAR ENDED DECEMBER 31, 2006                            1 YEAR   5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)........................................   -0.84     2.55        3.32
         (AFTER TAXES ON DISTRIBUTIONS)(2)....................   -2.31     1.16        1.79
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  SHARES)(2)..................................................   -0.57     1.35        1.90
CLASS B.......................................................   -2.03     2.47        3.45
CLASS C.......................................................    2.12     2.77        3.39
Lehman Brothers Government/Mortgage Index(3)..................    4.33     4.73        5.23
Morningstar Intermediate Government Category Average..........    3.44     3.90        4.40



 (1) Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


 112       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                             CLASS A   CLASS B   CLASS C(1)
      ----------------------------------------------------------------------------------------------
      Management Fees...............................................    0.40%     0.40%      0.40%
      12b-1 Fees....................................................    0.25      1.00       1.00
      Other Expenses................................................    0.22      0.35       2.35
                                                                        ----      ----       ----
                             TOTAL ANNUAL FUND OPERATING EXPENSES(3)    0.87%     1.75%      3.75%
      Expense Reimbursement(2)......................................    0.01      0.01       2.10
                                                                        ----      ----       ----
                                                        NET EXPENSES    0.86%     1.74%      1.65%



 (1) The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 (2) Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.65% for Class C shares. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 (3) Expense information has been restated to reflect current fees and to exclude interest expense paid on the borrowings through reverse repurchase agreements. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $534    $714   $  909  $1,473       $534    $714   $  909  $1,473
      CLASS B                    677     950    1,148   1,829        177     550      948   1,829
      CLASS C                    268     919    1,727   3,835        168     919    1,727   3,835




Principal Investors Fund                           RISK/RETURN SUMMARY       113
www.PrincipalFunds.com

HIGH YIELD FUND II
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS HIGH YIELD FUND)


SUB-ADVISOR(S):    Edge Asset Management, Inc. ("Edge")

OBJECTIVE:         The Fund seeks to provide a relatively high level of current income.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds,"
                   foreign securities and emerging markets.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in high-yield, high-risk, below-investment grade fixed-income securities (sometimes called "junk bonds"), which may include foreign investments. The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed-income securities (including convertible securities and preferred stocks) rated lower than BBB by S&P or Fitch or rated lower than Baa by Moody's or of equivalent quality as determined by Edge. The remainder of the Fund's assets may be invested in any other securities Edge believes are consistent with the Fund's objective, including higher rated fixed-income securities, common stocks, real estate investment trusts and other equity securities. The Fund may also invest in securities of foreign issuers, including those located in developing or emerging countries, and engage in hedging strategies involving options.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- High Yield Securities Risk
- Equity Securities Risk
- Portfolio Duration Risk

- Derivatives Risk
- Foreign Securities Risk
- Small Company Risk
- Emerging Market Risk

- Underlying Fund Risk
- Real Estate Securities Risk
- Exchange Rate Risk
- Securities Lending Risk

Edge has provided investment advice to the Fund since the Fund's inception.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




1999                                                 12.02
2000                                                 -1.53
2001                                                  3.14
2002                                                  3.66
2003                                                 28.10
2004                                                 11.43
2005                                                  6.59
2006                                                 14.46




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03   11.01%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q4 '00   -5.41%




 114       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                         1 YEAR   5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)........................................    9.37    11.51         7.61
         (AFTER TAXES ON DISTRIBUTIONS)(2)....................    6.28     8.22         3.92
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  SHARES)(2)..................................................    6.42     7.88         4.09
CLASS B.......................................................    8.55    11.42         7.47
CLASS C.......................................................   12.58    11.71         7.30
Citigroup US High-Yield Market Capped Index(3)................   10.21      N/A        10.44
Morningstar High Yield Bond Category Average..................   10.13     8.93         4.51



 (1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on April 8, 1998. The predecessor fund's performance between 1998 and 1999 benefited from the agreement of Edge and its affiliates to limit the Fund's expenses.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance information reflects no deduction for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS.

      FOR THE YEAR ENDED OCTOBER 31, 2006                              CLASS A   CLASS B   CLASS C
      --------------------------------------------------------------------------------------------
      Management Fees................................................    0.53%     0.53%     0.53%
      12b-1 Fees.....................................................    0.25      1.00      1.00
      Other Expenses.................................................    0.12      0.13      0.12
                                                                         ----      ----      ----
                                 TOTAL ANNUAL FUND OPERATING EXPENSES    0.90%     1.66%     1.65%
      Expense Reimbursement(1).......................................     N/A       N/A       N/A
                                                                         ----      ----      ----
                                                         NET EXPENSES    0.90%     1.66%     1.65%



 (1) Principal has contractually agreed to limit the Fund's expenses attributable to Class A, Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Class A, 1.66% for Class B and 1.65% for Class C shares.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $538    $724   $  926  $1,508       $538    $724    $926   $1,508
      CLASS B                    669     923    1,102   1,763        169     523     902    1,763
      CLASS C                    268     520      897   1,955        168     520     897    1,955




Principal Investors Fund                           RISK/RETURN SUMMARY       115
www.PrincipalFunds.com

INCOME FUND


SUB-ADVISOR(S):    Edge Asset Management, Inc. ("Edge")

OBJECTIVE:         The Fund seeks to provide a high level of current income consistent with preservation of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds,"
                   foreign securities, and REIT securities.


MAIN STRATEGIES AND RISKS
Under normal circumstances, the Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment-grade fixed-income securities (sometimes called "junk bonds"). The Fund may also invest in convertible securities and REIT securities.

The Fund may also invest in securities denominated in foreign currencies and receive interest, dividends and sale proceeds in foreign currencies. The Fund may engage in foreign currency exchange transactions for hedging or non-hedging purposes and may purchase and sell currencies on a spot (i.e. cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date, and buy and sell foreign currency futures contracts. The Fund may enter into dollar roll transactions, which may involve leverage and purchase and sell interest rate futures and options.

The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. The Fund may use futures, options, swaps, and derivative instruments to "hedge" or protect its portfolio from adverse movements insecurities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- Exchange Rate Risk
- Prepayment Risk
- U.S. Government Sponsored
  Securities Risk

- Derivatives Risk
- Underlying Fund Risk
- High Yield Securities Risk
- Portfolio Duration Risk

- Real Estate Securities Risk
- Foreign Securities Risk
- U.S. Government Securities Risk
- Securities Lending Risk

Edge has provided investment advice to the Fund since the Fund's inception.


 116       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)((1))




1997                                                 10.51
1998                                                  7.15
1999                                                  0.09
2000                                                  9.05
2001                                                  8.09
2002                                                  8.11
2003                                                  8.95
2004                                                  5.14
2005                                                  1.67
2006                                                  5.15




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q2 '03    4.63%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q2 '04   -2.87%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                          1 YEAR   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES).........................................    0.41     4.80      5.85
         (AFTER TAXES ON DISTRIBUTIONS)(2).....................   -1.49     2.68      3.39
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..    0.23     2.83      3.46
CLASS B........................................................   -0.73     4.67      5.71
CLASS C........................................................    3.27     4.99      5.65
Citigroup Broad Investment-Grade Bond Index(3).................    4.33     5.10      6.26
Morningstar Intermediate-Term Bond Category Average............    4.11     4.61      5.51



 (1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on December 15, 1975. The predecessor fund's performance in 1999 benefited from the agreement of Edge and its affiliates to limit the Fund's expenses.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance information reflects no deduction for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


Principal Investors Fund                           RISK/RETURN SUMMARY       117
www.PrincipalFunds.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS.

FOR THE YEAR ENDED OCTOBER 31, 2006                              CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------------------
Management Fees................................................    0.50%     0.50%     0.50%
12b-1 Fees.....................................................    0.25      1.00      1.00
Other Expenses.................................................    0.14      0.15      0.14
                                                                   ----      ----      ----
                           TOTAL ANNUAL FUND OPERATING EXPENSES    0.89%     1.65%     1.64%
Expense Reimbursement(1).......................................     N/A      0.01       N/A
                                                                   ----      ----      ----
                                                   NET EXPENSES    0.89%     1.64%     1.64%



 (1) Principal has contractually agreed to limit the Fund's expenses attributable to Class A, Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Class A, 1.64% for Class B and 1.65% for Class C shares.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $537    $721   $  921  $1,497       $537    $721    $921   $1,497
      CLASS B                    667     919    1,096   1,751        167     519     896    1,751
      CLASS C                    267     517      892   1,944        167     517     892    1,944




 118       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

INFLATION PROTECTION FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks to provide current income and real (after-inflation) total returns.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.


MAIN STRATEGIES AND RISKS
Under normal circumstances, the Fund invests primarily in inflation protected debt securities. Inflation protected debt securities are designed to provide a "real rate of return" - a return after adjusting for the impact of inflation. Inflation - a rise in the general price level - erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 5%. The investment's inflation adjustment is based on a designated inflation index (such as the Consumer Price Index for Urban Consumers) and typically is applied monthly to the principal of the security. The fixed coupon rate of the security is based on the adjusted principal so that as inflation increases, both the principal value and the interest payments increase. Because this inflation adjustment feature is designed to mitigate a major risk, inflation protected debt securities typically have lower nominal yields than conventional fixed-rate debt securities.

The Fund may invest in:
- inflation protected debt securities issued by the U.S. Treasury and U.S. Government sponsored entities as well as inflation protected debt securities issued by corporations;
- inflation protected debt securities issued by foreign governments and corporations that are linked to a non-U.S. inflation rate;
- floating rate notes;
- adjustable rate mortgages;
- derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities; and
- commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.

The Fund may invest up to 15% of assets in high yield securities ("junk bonds") but not in securities rated lower than CCC- or Caa3 by S&P or Moody's or, if unrated, determined by PGI to be of comparable quality.

The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions.

PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.


Principal Investors Fund                           RISK/RETURN SUMMARY       119
www.PrincipalFunds.com

During the fiscal year ended October 31, 2006, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

  88.50% in securities rated Aaa     3.79% in securities rated Baa       0.01% in securities rated Caa
   0.65% in securities rated Aa      4.07% in securities rated Ba        0.03% in securities rated Ca
   1.48% in securities rated A       1.45% in securities rated B         0.02% in securities rated C


Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- High Yield Securities Risk
- Underlying Fund Risk
- U.S. Government Sponsored Securities Risk

- Foreign Securities Risk
- Derivatives Risk
- Portfolio Duration Risk
- Securities Lending Risk

- Exchange Rate Risk
- Prepayment Risk
- U.S. Government Securities Risk

PGI has been the Fund's Sub-Advisor since December 29, 2004.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)((1))




2005                                                 2.35
2006                                                 0.84




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q3 '06    3.58%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q1 '06   -2.00%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                               1 YEAR   LIFE OF FUND
-------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)..............................................   -3.68       -0.57
         (AFTER TAXES ON DISTRIBUTIONS)(2)..........................   -4.96       -2.05
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2).......   -2.40       -1.33
CLASS C.............................................................   -0.66        0.97
Lehman Brothers US Treasury TIPS Index(3)...........................    0.41        1.66
Morningstar Inflation Protected Bond Category Average...............    0.09        1.04



 (1) Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 29, 2004.

 (2) After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


 120       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                   CLASS A   CLASS C(1)
      ------------------------------------------------------------------------------------------
      Management Fees.....................................................    0.40%      0.40%
      12b-1 Fees..........................................................    0.25       1.00
      Other Expenses......................................................    1.29       2.38
                                                                              ----       ----
                                   TOTAL ANNUAL FUND OPERATING EXPENSES(3)    1.94%      3.78%
      Expense Reimbursement(2)............................................    1.04       2.13
                                                                              ----       ----
                                                              NET EXPENSES    0.90%      1.65%



 (1) The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 (2) Principal has contractually agreed to limit the Fund's expenses attributable to Class A shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Class A shares.
     Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.65%. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 (3) Expense information has been restated to reflect current fees and to exclude interest expense paid on the borrowings through reverse repurchase agreements. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $538    $919    1,342  $2,518       $538    $919    1,342  $2,518
      CLASS C                    268     925    1,738   3,859        168     925    1,738   3,859




Principal Investors Fund                           RISK/RETURN SUMMARY       121
www.PrincipalFunds.com

MORTGAGE SECURITIES FUND


SUB-ADVISOR(S):    Edge Asset Management, Inc. ("Edge")

OBJECTIVE:         The Fund seeks to provide a high level of current income consistent with safety and liquidity.

INVESTOR PROFILE:  The Fund may be appropriate for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in mortgage-backed securities, including collateralized mortgage obligations. The Fund may also invest in dollar rolls, which may involve leverage.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements. The Fund may also invest in U.S. government securities. Certain issuers of U.S. government securities are sponsored or chartered by Congress but their securities are neither issued or guaranteed by the U.S. Treasury.

The Fund invests in mortgage securities which represent good longer term value, taking into account potential returns, prepayment and credit risk as well as deal-structure where appropriate. The Fund also invests in Treasury and Agency securities primarily for duration and liquidity management purposes.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- Portfolio Duration Risk
- U.S. Government Sponsored Securities Risk

- Derivatives Risk
- U.S. Government Securities Risk
- Securities Lending Risk

- Prepayment Risk
- Underlying Fund Risk

Edge has provided investment advice to the Fund since the Fund's inception.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)((1))




1997                                                  9.92
1998                                                  7.21
1999                                                  0.13
2000                                                 10.27
2001                                                  7.16
2002                                                  8.37
2003                                                  1.83
2004                                                  3.56
2005                                                  2.01
2006                                                  4.25




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q3 '01    4.11%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q2 '04   -1.23%




 122       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                           1 YEAR   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)..........................................   -0.46     3.03      4.93
         (AFTER TAXES ON DISTRIBUTIONS)(2)......................   -2.02     1.36      2.89
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)...   -0.32     1.59      2.94
CLASS B.........................................................   -1.51     2.88      4.78
CLASS C.........................................................    2.52     3.22      4.73
Citigroup Mortgage Index(3).....................................    5.17     4.90      6.18
Morningstar Intermediate Government Category Average............    3.44     3.90      5.16



 (1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 4, 1984. The predecessor fund's performance between 1998 and 2000 benefited from the agreement of Edge and its affiliates to limit the fund's expenses. On March 1, 2004, the investment policies of the predecessor fund were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance information reflects no deduction for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                              CLASS A   CLASS B   CLASS C
      --------------------------------------------------------------------------------------------
      Management Fees................................................    0.50%     0.50%     0.50%
      12b-1 Fees Other...............................................    0.25      1.00      1.00
      Expenses.......................................................    0.16      0.16      0.13
                                                                         ----      ----      ----
                                 TOTAL ANNUAL FUND OPERATING EXPENSES    0.91%     1.66%     1.63%
      Expense Reimbursement(1).......................................     N/A      0.01       N/A
                                                                         ----      ----      ----
                                                         NET EXPENSES    0.91%     1.65%     1.63%



 (1) Principal has contractually agreed to limit the Fund's expense attributable to Class A, B and C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.91% for Class A, 1.65% for Class B and 1.63% for Class C shares.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $539    $727   $  931  $1,519       $539    $727    $931   $1,519
      CLASS B                    668     922    1,101   1,765        168     522     901    1,765
      CLASS C                    266     514      887   1,933        166     514     887    1,933




Principal Investors Fund                           RISK/RETURN SUMMARY       123
www.PrincipalFunds.com

PREFERRED SECURITIES FUND


SUB-ADVISOR(S):    Spectrum Asset Management, Inc. ("Spectrum")

OBJECTIVE:         The Fund seeks to provide current income.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries. The rest of the Fund's assets may be invested in common stocks, debt securities, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.

Spectrum seeks to build a portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.

The Fund is considered non-diversified and can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- Non-Diversification Risk
- U.S. Government Sponsored Securities Risk
- Derivatives Risk
- Equity Securities Risk
- U.S. Government Securities
  Risk
- Sector Risk
- Real Estate Securities Risk
- Underlying Fund Risk
- Securities Lending Risk




 124       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

Spectrum has been the Fund's Sub-Advisor since May 1, 2002.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)((1))




2003                                                 10.06
2004                                                  3.74
2005                                                  1.05
2006                                                  6.67




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q2 '03    5.39%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q2 '04   -5.40%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                               1 YEAR   LIFE OF FUND
-------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)..............................................   1.87        4.51
         (AFTER TAXES ON DISTRIBUTIONS)(2)..........................   0.38        3.05
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2).......   1.43        3.03
CLASS C.............................................................   4.88        5.04
Merrill Lynch Hybrid Preferred Securities Index(3)..................   7.67        6.45
Morningstar Intermediate-Term Bond Category Average.................   4.11        4.70



 (1) Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on May 1, 2002.

 (2) After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


Principal Investors Fund                           RISK/RETURN SUMMARY       125
www.PrincipalFunds.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                   CLASS A   CLASS C(1)
      ------------------------------------------------------------------------------------------
      Management Fees.....................................................    0.75%      0.75%
      12b-1 Fees Other....................................................    0.25       1.00
      Expenses............................................................    0.97       2.31
                                                                              ----       ----
                                   TOTAL ANNUAL FUND OPERATING EXPENSES(3)    1.97%      4.06%
      Expense Reimbursement(2)............................................    0.97       2.31
                                                                              ----       ----
                                                              NET EXPENSES    1.00%      1.75%



 (1) The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 (2) Principal has contractually agreed to limit the Fund's expenses attributable to Class A shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.00% for Class A shares.
     Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75%. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 (3) Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $646   $1,030  $1,455  $2,633       $646   $1,030  $1,455  $2,633
      CLASS C                    278      988   1,853   4,089        178      988   1,853   4,089




 126       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

TAX-EXEMPT BOND FUND I
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS TAX-EXEMPT BOND FUND)


SUB-ADVISOR(S):    Morgan Stanley Investment Management, Inc. doing business as Van Kampen
                   ("Van Kampen")

OBJECTIVE:         The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-exempt dividends to produce income or to be reinvested for modest growth and are willing to accept fluctuations in the value of their investment.


MAIN STRATEGIES AND RISKS
The Fund invests in a portfolio of securities issued by or on behalf of state or local governments and other public authorities. In the opinion of the issuer's bond counsel, interest on these obligations is exempt from federal income tax.

Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations, including inverse floating rate obligations. The Fund specifically limits these investments to municipal bonds, municipal notes, and securities of unaffiliated tax-exempt mutual funds. The Fund may invest up to 20% of its assets in securities that do not meet the criteria stated above (taxable securities or municipal obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax). The Fund may also purchase and sell interest rate futures and options and engage in swap agreements. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions.

The Fund may also invest in taxable securities that mature one year or less from the time of purchase. These taxable investments are generally made for liquidity purposes or as a temporary investment of cash pending investment in municipal obligations. Under unusual market or economic conditions and for temporary defensive purposes, the Fund may invest more than 20% of its assets in taxable securities.

The Sub-Advisor, Van Kampen, may invest up to 20% of the Fund's net assets in below investment grade bonds (sometimes called "junk bonds") as rated by at least one independent rating agency, or if unrated, judged to be of comparable quality by Van Kampen.

In adverse markets, the Fund may seek to protect its investment position by investing up to 50% of its portfolio in taxable short-term investments such as:
- U.S. government securities;
- commercial paper rated in the highest grade by either S&P, Moody's, or Fitch;
- obligations of U.S. banks;
- time or demand deposits in U.S. banks; and
- repurchase agreements relating to municipal securities or any of the foregoing taxable instruments.

Interest income from these investments that is distributed to you by the Fund may be taxable.

The Fund is "non-diversified," which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- High Yield Securities Risk
- U.S. Government Sponsored Securities Risk

- Derivatives Risk
- Municipal Securities Risk

- Non-Diversification Risk
- U.S. Government Securities Risk


Principal Investors Fund                           RISK/RETURN SUMMARY       127
www.PrincipalFunds.com

  PERFORMANCE
  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

  CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)(1)




1997                                                  8.59
1998                                                  5.08
1999                                                 -4.40
2000                                                 11.49
2001                                                  3.92
2002                                                  9.81
2003                                                  5.19
2004                                                  3.89
2005                                                  3.14
2006                                                  5.22




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q3 '02    5.22%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q2 '04   -2.58%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE YEAR ENDED DECEMBER 31, 2006                             1 YEAR   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES).........................................    0.47     4.46      4.62
         (AFTER TAXES ON DISTRIBUTIONS)(2).....................    0.43     4.27      4.52
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..    1.83     4.40      4.59
CLASS B........................................................   -0.57     4.31      4.47
CLASS C........................................................    3.41     4.64      4.31
Lehman Brothers Municipal Bond Index(3)........................    4.84     5.53      5.76
Morningstar Muni National Long Category Average................    4.58     5.00      4.97



 (1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on January 3, 1977. The predecessor fund's performance in 2000 benefited from the agreement of Edge and its affiliates to limit the Fund's expenses.

 (2) After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.

 (3) Index performance information reflects no deduction for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


 128       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                              CLASS A   CLASS B   CLASS C
      --------------------------------------------------------------------------------------------
      Management Fees................................................    0.50%     0.50%     0.50%
      12b-1 Fees.....................................................    0.25      1.00      1.00
      Other Expenses*................................................    0.47      0.48      0.49
                                                                         ----      ----      ----
                                 TOTAL ANNUAL FUND OPERATING EXPENSES    1.22%     1.98%     1.99%
      Expense Reimbursement(1).......................................    0.17      0.54      0.05
                                                                         ----      ----      ----
                                                         NET EXPENSES    1.05%     1.44%     1.94%
      * Other Expenses include: Interest Expenses....................    0.29%     0.29%     0.29%



 (1) Principal has contractually agreed to limit the Fund's expenses attributable to Class A, Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending June 30, 2008 for Class A and B and through February 28, 2008 for Class C. The expense limit will maintain a total level of operating expenses, excluding interest expense, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.76% for Class A, 1.15% for Class B and 1.65% for Class C shares. Interest expense for each of the Class A, Class B, and Class C shares was 0.29%.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $552    $795   $1,066  $1,839       $552    $795   $1,066  $1,839
      CLASS B                    647     961    1,210   2,061        147     561    1,010   2,061
      CLASS C                    297     619    1,067   2,312        197     619    1,067   2,312




Principal Investors Fund                           RISK/RETURN SUMMARY       129
www.PrincipalFunds.com

SHORT-TERM BOND FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks to provide current income.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect the judgment of PGI regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its net assets (plus any borrowings for investment purposes) in:
- securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
- debt securities of U.S. issuers rated in the four highest grades by Standard & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of PGI of comparable quality; and
- mortgage-backed securities representing an interest in a pool of mortgage loans.

The Fund may invest up to 15% of its assets in below-investment-grade fixed-income securities ("junk bonds") into reverse repurchase agreements and lend its portfolio securities to brokers, dealers and other financial institutions. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.


 130       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- High Yield Securities Risk
- U.S. Government Sponsored Securities Risk

- Derivatives Risk
- Portfolio Duration Risk
- U.S. Government Securities Risk

- Active Trading Risk
- Prepayment Risk
- Real Estate Securities Risk
- Securities Lending Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)((1))




2001                                                 6.71
2002                                                 7.37
2003                                                 2.19
2004                                                 1.03
2005                                                 1.74
2006                                                 4.22




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q3 '01    3.72%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q2 '04   -1.15%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE YEAR ENDED DECEMBER 31, 2006                                                  1 YEAR   5 YEARS   LIFE OF FUND
---------------------------------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)..............................................................    1.57     2.76        3.55
         (AFTER TAXES ON DISTRIBUTIONS)(2)..........................................   -0.10     1.47        2.03
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2).......................    0.99     1.59        2.12
CLASS C.............................................................................    2.49     2.51        3.22
Lehman Brothers MF (1-3) US Government Credit Index(3)(4)...........................    4.25     3.27        4.17
Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index(3)...............................    4.22     3.77        4.61
Morningstar Short-Term Bond Category Average........................................    4.01     3.15        3.80



 (1) Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 (4) This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


Principal Investors Fund                           RISK/RETURN SUMMARY       131
www.PrincipalFunds.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                   CLASS A   CLASS C(1)
      ------------------------------------------------------------------------------------------
      Management Fees.....................................................    0.40%      0.40%
      12b-1 Fees..........................................................    0.15       1.00
      Other Expenses......................................................    0.20       2.36
                                                                              ----       ----
                                   TOTAL ANNUAL FUND OPERATING EXPENSES(3)    0.75%      3.76%
      Expense Reimbursement(2)............................................    0.02       2.06
                                                                              ----       ----
                                                              NET EXPENSES    0.73%      1.70%



 (1) The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 (2) Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.70% for Class C shares. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 (3) Expense information has been restated to reflect current fees and to exclude interest expense paid on the borrowings through reverse repurchase agreements. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $323    $481   $  654  $1,155       $323    $481   $  654  $1,155
      CLASS C                    273     927    1,735   3,847        173     927    1,735   3,847




 132       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

SHORT-TERM INCOME FUND


SUB-ADVISOR(S):    Edge Asset Management, Inc. ("Edge")

OBJECTIVE:         The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS
The Fund invests in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated in one of the top four rating categories by one or more nationally recognized statistical rating organizations ("NRSRO") or, in the opinion of Edge, are of comparable quality ("investment-grade"). Under normal circumstances, the Fund maintains an effective maturity of five years or less and a dollar-weighted average duration of three years or less. The Fund's investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements, mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign branches of U.S. banks. The Fund may invest up to 5% of its assets in preferred stock. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may invest in certain illiquid investments, such as privately placed securities, including restricted securities. The Fund may borrow money, enter into reverse repurchase agreements, and/or dollar roll transactions in aggregate of up to 33 1/3% of its total assets. The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- U.S. Government Securities Risk
- Foreign Securities Risk
- U.S. Government Sponsored Securities Risk

- Derivatives Risk
- Portfolio Duration Risk
- Exchange Rate Risk
- Securities Lending Risk

- Underlying Fund Risk
- Prepayment Risk
- Real Estate Securities Risk

Edge has provided investment advice to the Fund since the Fund's inception.


Principal Investors Fund                           RISK/RETURN SUMMARY       133
www.PrincipalFunds.com

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)((1))




1997                                                 5.77
1998                                                 6.30
1999                                                 2.92
2000                                                 7.61
2001                                                 7.96
2002                                                 5.63
2003                                                 4.60
2004                                                 1.62
2005                                                 1.82
2006                                                 3.76




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q3 '01    3.10%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q2 '04   -1.69%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE YEAR ENDED DECEMBER 31, 2006                                   1 YEAR   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES)...............................................    1.14     2.96      4.51
         (AFTER TAXES ON DISTRIBUTIONS)(2)...........................   -0.16     1.55      2.65
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)........    0.72     1.68      2.69
CLASS C..............................................................    2.00     2.70      3.94
Citigroup Broad Investment-Grade Credit 1-3 Years Index(3)...........    4.88     4.12      5.61
Morningstar Short-Term Bond Category Average.........................    4.01     3.15      4.59



 (1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations November 1, 1993. The predecessor fund's performance between 1996 and 2005 benefited from the agreement of Edge and its affiliates to limit the Fund's expenses.

 (2) After-tax returns are shown for Class A shares only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance information reflects no deduction for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


 134       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                    CLASS A   CLASS C
      ----------------------------------------------------------------------------------------
      Management Fees......................................................    0.49%     0.49%
      12b-1 Fees...........................................................    0.25      1.00
      Other Expenses.......................................................    0.21      0.19
                                                                               ----      ----
                                       TOTAL ANNUAL FUND OPERATING EXPENSES    0.95%     1.68%
      Expense Reimbursement(1).............................................     N/A      0.01
                                                                               ----      ----
                                                               NET EXPENSES    0.95%     1.67%



 (1) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A and C shares on an annualized basis) not to exceed 0.95% for Class A shares and 1.67% for Class C shares.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $345    $545    $762   $1,387       $345    $545    $762   $1,387
      CLASS C                    270     528     911    1,986        170     528     911    1,986




Principal Investors Fund                           RISK/RETURN SUMMARY       135
www.PrincipalFunds.com

ULTRA SHORT BOND FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks current income while seeking capital preservation.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in high quality, short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than 2.5 years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
- securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
- debt securities of U.S. issuers rated in the four highest grades by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's") or, if unrated, in the opinion of the PGI of comparable quality; and
- mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.

The Fund may invest up to 15% of its assets in below-investment grade fixed-income securities ("junk bonds") and may enter into reverse purchase agreements and lend its portfolio securities to brokers, dealers, and other financial institutions. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

During the fiscal year ended October 31, 2006, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

  48.07% in securities rated Aaa      15.32% in securities rated Baa       0.01% in securities rated Caa
   9.97% in securities rated Aa        4.02% in securities rated Ba        0.01% in securities rated Ca
  21.02% in securities rated A         1.57% in securities rated B         0.01% in securities rated C


The above percentages for Aaa, A, Baa and B rated securities include unrated securities in the amount of 0.19%, 0.02%, 0.02% and 0.01%, respectively, which have been determined by PGI to be of comparable quality.


 136       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- High Yield Securities Risk Risk
- U.S. Government Sponsored Securities Risk

- Derivatives Risk
- Portfolio Duration Risk
- U.S. Government Securities Risk
- Securities Lending Risk

- Prepayment Risk
- Active Trading Risk
- Underlying Fund Risk

PGI has been the Fund's Sub-Advisor since June 15, 2001.

PERFORMANCE

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)((1))




2002                                                  3.79
2003                                                  2.75
2004                                                  2.14
2005                                                  3.14
2006                                                  4.79




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q3 '05   1.68%(2)
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q4 '04   0.32%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE YEAR ENDED DECEMBER 31, 2006                                 1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------
CLASS A (BEFORE TAXES).............................................   3.76      2.89(2)     2.97(2)
         (AFTER TAXES ON DISTRIBUTIONS)(3).........................   2.13      1.61(2)     1.65(2)
         (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(3)......   2.43      1.70(2)     1.74(2)
CLASS C............................................................   3.04      2.33(2)     2.40(2)
6-Month LIBOR Index(4).............................................   5.20      2.66        2.78
Morningstar Ultrashort Bond Category Average.......................   4.69      2.55        3.39



 (1) Class A shares commenced operations on March 15, 2006, and Class C shares were first sold on January 16, 2007. The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on June 15, 2001.

 (2) During 2005, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

 (3) After-tax returns are shown for Class A only and would be different for Class C shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (4) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


Principal Investors Fund                           RISK/RETURN SUMMARY       137
www.PrincipalFunds.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                  CLASS A^   CLASS C(1)
      ------------------------------------------------------------------------------------------
      Management Fees....................................................    0.40        0.40%
      12b-1 Fees.........................................................    0.15        1.00
      Other Expenses.....................................................    0.49        2.35
                                                                             ----        ----
                                  TOTAL ANNUAL FUND OPERATING EXPENSES(3)    1.04%       3.75%
      Expense Reimbursement(2)...........................................    0.29        2.25
                                                                             ----        ----
                                                             NET EXPENSES    0.75%       1.50%



 (1) The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 (2) Principal has contractually agreed to limit the Fund's expenses attributable to Class A shares and, if necessary, pay expenses normally payable by the Fund attributable to Class A shares through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.75% for Class A shares.

  Principal has contractually agreed to limit the Fund's expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.50% for Class C shares. Principal has also contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 (3) Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.

  (^)  Class A was first offered for sale on March 15, 2006.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $622    $831   $1,061  $1,722       $622    $831   $1,061  $1,722
      CLASS C                    253     903    1,712   3,823        153     903    1,712   3,823




 138       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

MONEY MARKET FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk. As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
                   other government agency.


MAIN STRATEGIES AND RISKS
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which PGI believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
- to take advantage of market variations;
- to generate cash to cover sales of Fund shares by its shareholders; or
- upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
- securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;
- securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
- bank obligations including:
  - certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or,
  - bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
- commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
- corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
- repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
- taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.


Principal Investors Fund                           RISK/RETURN SUMMARY       139
www.PrincipalFunds.com

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Municipal Securities Risk
- Fixed-Income Securities Risk

- Eurodollar and Yankee Obligations Risk

- U.S. Government Sponsored
  Securities Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (CLASS A SHARES)((1))




2001                                                3.45
2002                                                0.91
2003                                                0.23
2004                                                0.44
2005                                                2.56
2006                                                4.64




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q1 '01                  1.26%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '03 THROUGH Q2' 04   0.03%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)(1)

FOR THE YEAR ENDED DECEMBER 31, 2006                                            1 YEAR   5 YEARS   LIFE OF FUND
---------------------------------------------------------------------------------------------------------------
CLASS A.......................................................................    4.64     1.74        2.07
CLASS B.......................................................................   -1.65     0.95        1.73
CLASS C.......................................................................    2.33     0.78        1.13
Lehman Brothers U.S. Treasury Bellwethers 3 Month Index(2)....................    4.86     2.42        4.17



 (1) Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) Index performance does not reflect deductions for fees, expenses, or taxes.

 Call the Principal Investors Fund at 1-800-222-5852 to get the current 7-day yield for the Money Market Fund.

 For further information about the Fund's performance, see "Risk/Return Summary - Investment Results."


 140       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                             CLASS A   CLASS B   CLASS C(1)
      ----------------------------------------------------------------------------------------------
      Management Fees...............................................    0.40%     0.40%      0.40%
      12b-1 Fees....................................................     N/A      1.00       1.00
      Other Expenses................................................    0.13      0.86       0.59
                                                                        ----      ----       ----
                             TOTAL ANNUAL FUND OPERATING EXPENSES(3)    0.53%     2.26%      1.99%
      Expense Reimbursement(2)......................................     N/A      0.52       0.20
                                                                        ----      ----       ----
                                                        NET EXPENSES    0.53%     1.74%      1.79%



 (1) The expenses shown for Class C shares are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

 (2) Principal has also contractually agreed to limit the Fund's expenses attributable to Class A and Class C shares and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008, and to do so for Class B shares for the period beginning March 1, 2007 and ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.64% for Class A, 1.74% for Class B and 1.79% for Class C shares.

 (3) Expense information has been restated to reflect current fees. The Fund's 12b-1 fees were increased effective January 16, 2007. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, at the end of these periods, you either redeem all of your shares or you continue to hold your shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS A                   $ 54   $  170  $  296  $  665       $ 54    $170   $  296  $  665
      CLASS B                    677    1,048   1,355   2,106        177     648    1,155   2,106
      CLASS C                    282      602   1,051   2,298        182     602    1,051   2,298




Principal Investors Fund                           RISK/RETURN SUMMARY       141
www.PrincipalFunds.com

THE COSTS OF INVESTING

FEES AND EXPENSES OF THE FUNDS
This section describes the fees and expenses you may pay if you invest in Class A, B, or C shares of a Fund. You may pay both one-time fees and ongoing fees. The table below shows the one-time fees you may pay directly if you invest in a Fund. The ongoing fees are the operating expenses of a Fund, which are described in a table provided with the description of each Fund. The ongoing operating expenses include fees paid to a Fund's manager, underwriter and others who provide services to the Fund. These expenses reduce the value of each share you own.

Fees and expenses are important because they lower your earnings. However, low costs do not guarantee higher earnings. For example, a fund with no front-end sales charge may have higher ongoing expenses than a fund with such a sales charge. Before investing, you should be sure you understand the nature of different costs. Your Investment Representative can help you with this process. An example of the impact of both the one-time and ongoing fees on an investment in a Fund is also provided with the description of each Fund.

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS AND WAIVERS THROUGH A LINK ON THE FUND'S WEBSITE AT WWW.PRINCIPALFUNDS.COM, FROM THE SAI, OR FROM YOUR INVESTMENT REPRESENTATIVE.

ONE-TIME FEES
- You may pay a one-time sales charge for each purchase (Class A shares) or redemption (Class B or Class C shares).
  - Class A shares may be purchased at a price equal to the share price plus an initial sales charge. Investments of $1 million or more of Class A shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC) at the time of redemption.
  - Class B and Class C shares have no initial sales charge but may be subject to a CDSC. If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
- An excessive trading fee of 1.00% is charged on redemptions or exchanges of a Fund's Class A, Class B, and Class C shares of $30,000, or more if the shares were purchased within 30 days of the redemption or exchange. The fee does not apply to redemptions made: through an Automatic Exchange Election or a Systematic Withdrawal Plan; due to a shareholder's death or disability (as defined in the Internal Revenue Code); or to satisfy minimum distribution rules imposed by the Internal Revenue Code. The fee is calculated as a percentage of market value of the shares redeemed or exchanged at the time of redemption or exchange (without regard to the effect of any CDSC that may apply). The excessive trading fee does not apply to shares redeemed/exchanged from the Money Market Fund.


 142       THE COSTS OF INVESTING                       Principal Investors Fund
                                                                  1-800-222-5852

The table below describes the one-time fees that you may pay directly if you buy or redeem shares of a Fund.

                                SHAREHOLDER FEES
                    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                     CLASS A        CLASS B        CLASS C
                                                                    --------       --------       --------
MAXIMUM SALES CHARGE IMPOSED ON PURCHASES
(AS A % OF OFFERING PRICE)
  All Equity Funds, except LargeCap S&P 500 Index Fund              5.50%(1)       None           None
  Municipal Funds, All Fixed-Income Funds, except Short-Term
  Bond, Short-Term Income, and
  Ultra Short Bond Funds                                            4.50%(1)       None           None
  Short-Term Bond and Short-Term Income Funds                       2.50%(1)       N/A            None
  LargeCap S&P 500 Index Fund                                       1.50%(1)       N/A            None
  Ultra Short Bond Fund                                             1.00%(1)       N/A            None
  Money Market Fund                                                 None           None           None
MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC)
(AS A % OF DOLLARS SUBJECT TO CHARGE)
  All Funds except LargeCap S&P 500 Index, Short-Term Bond,
  Short-Term Income and
  Ultra Short Bond Funds                                            1.00%(2)       5.00%(4)       1.00%(5)
  LargeCap S&P 500 Index, Short-Term Bond, Short-Term Income
     and Ultra Short Bond Funds                                     0.25%(2)       N/A            N/A
REDEMPTION OR EXCHANGE FEE
(AS A % OF AMOUNT REDEEMED/EXCHANGED)
  All Funds except Money Market Fund                                1.00%(3)       1.00%(3)       1.00%(3)
  Money Market Fund                                                 None           None           None


(1) Sales charges are reduced or eliminated for purchases of $50,000 ($250,000 for the Ultra Short Bond Fund) or more. See "Front-end sales charge - Class A shares."

(2) A contingent deferred sales charge applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.

(3) Excessive trading fees are charged when $30,000 or more of shares are redeemed or exchanged from one Fund to another Fund within 30 days after they are purchased.

(4) Contingent deferred sales charges are reduced after 24 months and eliminated after 5 years.

(5) A contingent deferred sales charge applies on certain redemptions made within 12 months.


Principal Investors Fund                        THE COSTS OF INVESTING       143
www.PrincipalFunds.com

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The information in this section does not directly apply to the Principal LifeTime Funds or the Strategic Asset Management ("SAM") Portfolios, except to the extent the Principal LifeTime Funds or SAM Portfolios invest in securities other than the Underlying Funds. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

SECURITIES AND INVESTMENT PRACTICES
MARKET VOLATILITY. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

INTEREST RATE CHANGES. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

CREDIT RISK. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

REPURCHASE AGREEMENTS AND LOANED SECURITIES
Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand or if the counterparty's collateral invested by the Fund declines in value as a result of investment losses.


 144       CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS   Principal Investors
                                                                            Fund
                                                                  1-800-222-5852

REVERSE REPURCHASE AGREEMENTS
A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the repurchase agreement minimizes this effect.

CURRENCY CONTRACTS
The Funds may enter into currency contracts, currency futures contracts and options, and options on currencies for hedging and other purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

FORWARD COMMITMENTS
Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS
Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

HIGH YIELD SECURITIES
The Bond & Mortgage Securities, Equity Income I, Income, High Yield II, Inflation Protection, MidCap Stock, Short-Term Bond, Tax-Exempt Bond I, Ultra Short Bond, and West Coast Equity Funds may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative. Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


Principal Investors Fund   CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS   145
www.PrincipalFunds.com

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Sub-Advisor thinks it is in the best interest of shareholders.

MUNICIPAL OBLIGATIONS, LEASES, AND AMT-SUBJECT BONDS
The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

"AMT-subject bonds" are municipal obligations issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax ("AMT") and will also give rise to corporate alternative minimum taxes. See "Tax Considerations" for a discussion of the tax consequences of investing in the Funds.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the Fund to purchase sufficient amounts of tax-exempt securities.

REAL ESTATE INVESTMENT TRUSTS
The Funds, except the Money Market Fund, may invest in real estate investment trust securities, herein referred to as "REITs." In addition, the Real Estate Securities Fund typically invests a significant portion of its net assets in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Fund will be subject to the REIT's expenses, including management fees, and will remain subject to the Fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

INITIAL PUBLIC OFFERINGS ("IPOS")
Certain of the Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In

146   CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS   Principal Investors Fund
                                                                  1-800-222-5852
addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

DERIVATIVES
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts, and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.

Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
- the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Sub-Advisor anticipated;
- the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
- the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
- the possibility that the counterparty may fail to perform its obligations.

EXCHANGE TRADED FUNDS (ETFS)
These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The Funds could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs.


Principal Investors Fund   CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS   147
www.PrincipalFunds.com

CONVERTIBLE SECURITIES
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

FOREIGN INVESTING
As a principal investment strategy, the Diversified International, International Emerging Markets Funds and the Global Real Estate Securities Fund may each invest Fund assets in securities of foreign companies. The other Funds (except California Municipal, Government & High Quality Bond, Mortgage Securities, Tax-Exempt Bond and Tax-Exempt Bond I) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
- companies with their principal place of business or principal office outside the U.S.;
- companies for which the principal securities trading market is outside the U.S.; and
- companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility, or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


148   CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS   Principal Investors Fund
                                                                  1-800-222-5852

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the risks of the foreign securities to which they relate.

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
- increased social, political, and economic instability;
- a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
- lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
- foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
- relatively new capital market structure or market-oriented economy;
- the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
- restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
- possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade.

GEOGRAPHIC CONCENTRATION
Potential investors in the California Municipal and West Coast Equity Funds should consider the possibility of greater risk arising from the geographic concentration of their investments, as well as the current and past financial condition of California municipal issuers in the case of the municipal funds. In addition to factors affecting the state or regional economy, certain California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions, and voter initiatives could result in certain adverse consequences affecting California municipal obligations. See the SAI for a more detailed description of these risks.


Principal Investors Fund   CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS   149
www.PrincipalFunds.com

SMALL AND MEDIUM CAPITALIZATION COMPANIES
The Funds (except Government & High Quality Bond) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, Disciplined LargeCap Blend, Short-Term Bond, Inflation Protection, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, and Preferred Securities Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The international funds invest in the securities of foreign corporations without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

TEMPORARY DEFENSIVE MEASURES
From time to time, as part of its investment strategy, each Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that a Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, a Fund may fail to achieve its investment objective.

FUND OF FUNDS
The performance and risks of each Principal LifeTime Fund and Strategic Asset Management ("SAM") Portfolio directly corresponds to the performance and risks of the underlying funds in which the Fund or Portfolio invests. By investing in many underlying funds, the Principal LifeTime Funds and the SAM Portfolios have partial exposure to the risks of many different areas of the market. The more a Principal LifeTime Fund or SAM Portfolio allocates to stock funds, the greater the expected risk.

Each Principal LifeTime Fund and SAM Portfolio indirectly bears its pro-rata share of the expenses of the Underlying Funds in which it invests, as well as directly incurring expenses. Therefore, investment in a Principal LifeTime Fund or SAM Portfolio may be more costly than investing directly in shares of the Underlying Funds. If you are considering investing in a Principal LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.


 150       CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS   Principal Investors
                                                                            Fund
                                                                  1-800-222-5852

The risks associated with investing in an Underlying Fund of a fund of funds are discussed in Appendix A under Underlying Fund Risk.

PORTFOLIO TURNOVER
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover.

Funds with high turnover rates (more than 100%) often have higher transaction costs (that are paid by the Fund) that may have an adverse impact on Fund performance and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.

MANAGEMENT OF THE FUNDS

THE MANAGER
Principal Management Corporation ("Principal") serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to provide asset allocation services to the Funds. The portfolio managers Principal has appointed for each Principal LifeTime Fund are James Fennessey, Michael P. Finnegan, and Randy L. Welch. The portfolio manager PGI has appointed for each Principal LifeTime Fund is Dirk Laschanzky. Messrs. Fennessey, Finnegan, Welch, and Laschanzky share day-to-day management of the Principal LifeTime Funds according to their respective responsibilities which are described as follows. On behalf of PGI, Mr. Laschanzky develops, implements, and monitors the Fund's strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Mr. Laschanzky sets, operating as a team, sharing authority and responsibility for research with no limitation on the authority of one portfolio manager in relation to another.

JAMES FENNESSEY, CFA. Mr. Fennessey is a Research Analyst within Principal's Investment Services group. Mr. Fennessey joined the Principal Financial Group in 2000. He is a member of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey graduated from Truman State University with a BS in Business Administration, with an emphasis in Finance, and a minor in Economics. He has earned the right to use the Chartered Financial Analyst designation.

MICHAEL P. FINNEGAN, CFA. Mr. Finnegan is a Senior Vice President of Principal and serves as the firm's Chief Investment Officer. Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal's investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates' consulting division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts. He received an M.A. in Finance from the University of Iowa and a B.B.A. in Finance from Iowa State University.

RANDY L. WELCH. Mr. Welch is a Vice President of Principal. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due

Principal Investors Fund                       MANAGEMENT OF THE FUNDS       151
www.PrincipalFunds.com
diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned his undergraduate degree from Grand View College and an MBA from Drake University.

THE SUB-ADVISORS
Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services for a specific Fund. For these services, the Sub-Advisor is paid a fee by Principal. Information regarding the Sub-Advisors and individual portfolio managers is set forth below. The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in each of the Funds.
              -----------------------------------------------------


SUB-ADVISOR:  AllianceBernstein L.P. ("AllianceBernstein"). AllianceBernstein is located at 1345 Avenue of the Americas, New York, NY 10105.


The management of and investment decisions for the Fund's portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of the Sub-Adviser's large internal research staff. No one person is principally responsible for making recommendations for the Fund's portfolio. The members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Fund's portfolio are: Marilyn Fedak, John Mahedy, John Phillips, and Chris Marx.

                                                DAY-TO-DAY
          FUND                                  FUND MANAGEMENT
          ----                                  ---------------
          Partners LargeCap Value               Marilyn G. Fedak
                                                John Mahedy
                                                Chris Marx
                                                John D. Phillips, Jr.


MARILYN G. FEDAK, CFA. Ms. Fedak joined AllianceBernstein in 1984 as a senior portfolio manager. An Executive Vice President of AllianceBernstein since 2000, she is Head of Global Value Equities and chair of the US Large Cap Value Equity Investment Policy Group. Ms. Fedak serves on AllianceBernstein's Management Executive Committee and is also a Director of SCB Inc. She earned a BA from Smith College and an MBA from Harvard University. She has also earned the right to use the Chartered Financial Analyst designation.

JOHN MAHEDY, CPA. Mr. Mahedy was named Co-CIO-US Value equities in 2003. He continues to serve as director of research-US Value Equities, a position he has held since 2001. Previously, Mr. Mahedy was a senior research analyst at AllianceBernstein's institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001. He earned a BS and an MBA from New York University.

CHRISTOPHER W. MARX. Mr. Marx joined AllianceBernstein in 1997 as a research analyst. He covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. Mr. Marx earned an AB in Economics from Harvard, and an MBA from the Stanford Graduate School of Business.

JOHN D. PHILLIPS, JR., CFA. Mr. Phillips joined AllianceBernstein in 1994 and is a senior portfolio manager and member of the US Value Equities Investment Policy Group. He is also chairman of AllianceBernstein's Proxy Voting Committee. Mr. Phillips earned a BA from Hamilton College and an MBA from Harvard University. He has also earned the right to use the Chartered Financial Analyst designation.


 152       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

              -----------------------------------------------------


SUB-ADVISOR:  American Century Investment Management, Inc. ("American Century") was
              founded in 1958. Its office is located in the American Century Tower at 4500
              Main Street, Kansas City, MO 64111.


The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                                DAY-TO-DAY
          FUND                                  FUND MANAGEMENT
          ----                                  ---------------
          Partners LargeCap Growth II           Prescott LeGard
                                                Gregory Woodhams


E.A. PRESCOTT LEGARD, CFA. Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.

GREGORY J. WOODHAMS, CFA. Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's degree in Economics from Rice University and a Master's degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.
              -----------------------------------------------------

SUB-ADVISOR:  Columbus Circle Investors ("CCI") is an affiliate of PGI and a member of the
              Principal Financial Group.CCI was founded in 1975. Its address is Metro
              Center, One Station Place, Stamford, CT 06902.



                                                DAY-TO-DAY
          FUND                                  FUND MANAGEMENT
          ----                                  ---------------
          LargeCap Growth                       Anthony Rizza


ANTHONY RIZZA, CFA. Mr. Rizza, portfolio manager, joined CCI in 1991. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.
              -----------------------------------------------------


SUB-ADVISOR:  Edge Asset Management, Inc. ("Edge") is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944. Its address is 601 Union Street, Suite
              2200, Seattle, WA 98101-1377.



                                                DAY-TO-DAY
          FUND                                  FUND MANAGEMENT
          ----                                  ---------------
          Equity Income I                       Joseph T. Suty
          High Yield II                         Gary J. Pokrzywinski
          Income                                John R. Friedl
                                                Gary J. Pokrzywinski

Principal Investors Fund                       MANAGEMENT OF THE FUNDS       153
www.PrincipalFunds.com

                                                DAY-TO-DAY
          FUND                                  FUND MANAGEMENT
          ----                                  ---------------
          MidCap Stock                          Daniel R. Coleman
          Mortgage Securities                   Craig V. Sosey
          Short-Term Income                     Craig V. Sosey
          Strategic Asset Management            Randall L. Yoakum
            Portfolios
            Balanced Portfolio                  Michael D. Meighan
            Conservative Balanced Portfolio
            Conservative Growth Portfolio
            Flexible Income Portfolio
            Strategic Growth Portfolio
          West Coast Equity                     Philip M. Foreman


DANIEL R. COLEMAN. Mr. Coleman, Portfolio Manager of Edge, leads a team of investment professionals that is responsible for the management of the Equity Funds for which Edge serves as sub-advisor (Equity Income I, MidCap Stock, and West Coast Equity). Mr. Coleman has had primary responsibility for the day-to-day management of the predecessor Mid Cap Stock Fund, since December 2001. Mr. Coleman joined Edge in October 2001. Prior to that, he was Vice President and Senior Manager of Business Development at InfoSpace, Inc./Go2Net from 2000 until 2001, and Member and General Partner of Brookhaven Capital Management LLC/ Clyde Hill Research from 1989 until 2000.

PHILIP M. FOREMAN, CFA. Mr. Foreman, Portfolio Manager of Edge, has been responsible for the day-to-day management of the predecessor West Coast Equity Fund since 2002. Mr. Foreman has been employed by Edge since January of 2002. Prior to that, Mr. Foreman was Senior Vice President and Equity Mutual Fund Manager at Evergreen Asset Management Co. from 1999 until 2002, and Vice President and Senior Portfolio Manager at Edge from 1991 until 1999.

JOHN R. FRIEDL, CFA. Mr. Friedl, Portfolio Manager, has been co-manager of the predecessor Income Fund with Gary J. Pokrzywinski since March 2005. He has been employed as an investment professional at Edge since August 1998. He is responsible for the day-to-day management of the Fund.

MICHAEL D. MEIGHAN, CFA. Mr. Meighan, Portfolio Manager-Asset Allocation of Edge, was responsible for co-managing the predecessor SAM Portfolios with Mr. Yoakum (see below) beginning March 2003. Mr. Meighan joined Edge in 1999. Between 1993 and 1999, he was employed with Mr. Yoakum at D.A. Davidson & Co. as a Portfolio Manager and Senior Analyst for its asset allocation product.

GARY J. POKRZYWINSKI, CFA. Mr. Pokrzywinski, Chief Investment Officer of Edge. Since March 2005, he has been responsible for co-managing the predecessor Income Fund with John Friedl. As co-manager, Mr. Pokrzywinski contributes to the establishment of the philosophy and long term structure of the Fund. Between 1992 and March 2005 he had primary responsibility for the day-to-day management of the Income Fund. Mr. Pokrzywinski has been employed by Edge since July 1992.

CRAIG V. SOSEY. Mr. Sosey, Portfolio Manager of Edge, has had primary responsibility for the day-to-day management of the predecessor Short Term Income and predecessor U.S. Government Securities Funds since January 2000 and November 1998, respectively. He has been employed by Edge since May 1998. Prior to that, he was the Assistant Treasurer of California Federal Bank, where he worked for over eight years.

JOSEPH T. SUTY, CFA. Mr. Suty, Portfolio Manager of Edge, has been responsible for the day-to-day management of the predecessor Equity Income Fund since October 2005. Prior to joining Edge in September 2005, Mr. Suty managed personal and foundation portfolios from January 2005 until August 2005. From December 1991 until December 2004, Mr. Suty was a portfolio manager of large-cap value stocks at Washington Capital Management, Inc., where he was a principal and director of the firm.


 154       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

RANDALL L. YOAKUM, CFA. Mr. Yoakum, Chief Investment Strategist and Head of Asset Allocation of Edge, led a team of investment professionals in managing the predecessor SAM Portfolios beginning January 1999. Between 1997 and 1999, Mr. Yoakum was Chief Investment Officer for D.A. Davidson & Co. Between 1994 and 1997, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen's Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors) for eight years.

              -----------------------------------------------------


SUB-ADVISOR:  Emerald Advisers, Inc. ("Emerald") is a wholly owned subsidiary of Emerald
              Asset Management. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101,
              Lancaster, PA 17601.



                                                DAY-TO-DAY
          FUND                                  FUND MANAGEMENT
          ----                                  ---------------
          Partners SmallCap Growth II           Joseph W. Garner
                                                Kenneth G. Mertz II
                                                Stacey L. Sears


The portfolio management and strategy team have long tenures at Emerald, with Ms. Sears joining Emerald in 1991, Mr. Mertz in 1992 and Mr. Garner in 1994.

JOSEPH W. GARNER. Mr. Garner joined Emerald in 1994 and serves as Director of Emerald Research and Portfolio Manager. Prior to joining Emerald, Mr. Garner was the Program Manager of the Pennsylvania Economic Development Financing Authority (PEDFA); an Economic Development Analyst with the PA Department of Commerce's Office of Technology Development; and an Industry Research Analyst with the Pittsburgh High Technology Council. Mr. Garner earned an MBA from the Katz Graduate School of Business, University of Pittsburgh, and graduated magna cum laude with a BA in Economics from Millersville University.

KENNETH G. MERTZ II, CFA. Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc. Formerly he served as Past Trustee, Vice President of the Emerald Mutual Funds (1992-2005) and Chief Investment Officer of the Pennsylvania State Employees' Retirement System (1985-1992). He earned a BA in Economics from Millersville University.

Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz, Ms. Sears and Mr. Garner work as a team developing strategy.

STACEY L. SEARS. Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. She is co-manager of the Forward Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears earned a BS in Business Administration from Millersville University and an MBA from Villanova University.

              -----------------------------------------------------


SUB-ADVISOR:  Essex Investment Management Company, LLC ("Essex") is a Boston-based management firm which specializes in growth equity investments. Essex manages portfolios for corporations, endowments, foundations, municipalities, public funds, Taft-Hartley accounts, and private clients.
              Essex offers a range of growth equity strategies and employs proprietary fundamental research combined with active portfolio management. Its address is 125 High Street, 29th Floor, Boston, MA 02110.



                                                DAY-TO-DAY
          FUND                                  FUND MANAGEMENT
          ----                                  ---------------
          Partners SmallCap Growth Fund II      Nancy B. Prial




Principal Investors Fund                       MANAGEMENT OF THE FUNDS       155
www.PrincipalFunds.com

NANCY B. PRIAL, CFA. Ms. Prial is a Portfolio Manager and Senior Principal on the Essex Small-Micro Cap Growth and Small-Mid Cap Growth strategies. Prior to joining the firm, she spent six years at The Burridge Group, LLC as Vice President and Chief Investment Officer and four years at the Twentieth Century Division of American Century Investors. She began her investment career in 1984 at Frontier Capital Management as a fundamental analyst and portfolio manager. Ms. Prial graduated from Bucknell University with a BS in Electrical Engineering and a BA in Mathematics. She also earned an MBA from Harvard Business School. Ms. Prial has earned the right to use the Chartered Financial Analyst designation.
              -----------------------------------------------------


SUB-ADVISOR:  Goldman Sachs Asset Management, L.P. ("GSAM") has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman,
              Sachs & Co. ("Goldman Sachs"). GSAM's principal office is located at 32 Old
              Slip, New York, NY 10005.


The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                                DAY-TO-DAY
          FUND                                  FUND MANAGEMENT
          ----                                  ---------------
          Partners LargeCap Blend I             Melissa R. Brown
                                                Robert C. Jones


MELISSA R. BROWN, CFA. Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity ("'GQE") group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined GSAM as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.

ROBERT C. JONES, CFA. Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.
              -----------------------------------------------------


SUB-ADVISOR:  Jacobs Levy Equity Management, Inc. ("Jacobs Levy") provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham
              Park, New Jersey, Jacobs Levy is focused exclusively on the management of
              U.S. equity portfolios for institutional clients. Its address is 100 Campus
              Drive, Florham Park, NJ 07932-0650.


The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                                DAY-TO-DAY
          FUND                                  FUND MANAGEMENT
          ----                                  ---------------
          Partners MidCap Value                 Bruce Jacobs
                                                Ken Levy




 156       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

BRUCE JACOBS, PH.D. Dr. Jacobs serves as co-chief investment officer, portfolio manager, and co-director of research. Prior to co-founding Jacobs Levy in 1986, Dr. Jacobs was Senior Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. Dr. Jacobs earned a BA from Columbia College, an MS in Operations Research and Computer Science from Columbia University, an MSIA from Carnegie Mellon University, and an MA in Applied Economics and a Ph.D. in Finance from the University of Pennsylvania's Wharton School.

KEN LEVY, CFA. Mr. Levy serves as co-chief investment officer, portfolio manager, and co-director of research. Prior to co-founding Jacobs Levy in 1986, Mr. Levy was Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. He earned a BA in Economics from Cornell University and an MBA and an MA in Business Economics from the University of Pennsylvania's Wharton School. He has earned the right to use the Chartered Financial Analyst designation.
              -----------------------------------------------------


SUB-ADVISOR:  Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street, Suite
              4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of
              Mellon Financial Corporation ("Mellon").


The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                                DAY-TO-DAY
          FUND                                  FUND MANAGEMENT
          ----                                  ---------------
          Partners MidCap Growth I              Adam T. Logan
                                                John O'Toole


ADAM T. LOGAN, CFA. Joining the company in 1998, Mr. Logan is a portfolio manager and Vice President of Mellon Equity. Previously, he performed duties as a financial analyst in Mellon Financial Corporation's corporate finance department. He is currently responsible for the management of client portfolios with a specific focus on mid and small capitalization securities. He earned a BA in Finance from Westminster College and an MBA from the Katz Graduate School of Business at the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.

JOHN O'TOOLE, CFA. Joining the company in 1990, Mr. O'Toole is a Senior Vice President and a principal of Mellon Equity. Mr. O'Toole holds an MBA in Finance from the University of Chicago and a BA in Economics from the University of Pennsylvania. He has earned the right to use the Chartered Financial Analyst designation.
              -----------------------------------------------------


SUB-ADVISOR:  Morgan Stanley Investment Management Inc. d/b/a Van Kampen ("Van Kampen"),
              522 Fifth Avenue, New York, NY 10036, acts as sub-advisor to the California
              Municipal, California Insured Intermediate Municipal, and Tax-Exempt Bond I
              Funds. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley, a publicly held global financial services company. Van Kampen provides investment advice to a wide variety of individual, institutional, and investment company clients.



                                                DAY-TO-DAY
          FUND                                  FUND MANAGEMENT
          ----                                  ---------------
          California Municipal                  Joseph A. Piraro
          Tax-Exempt Bond I                     Thomas M. Byron




Principal Investors Fund                       MANAGEMENT OF THE FUNDS       157
www.PrincipalFunds.com

THOMAS M. BYRON. Mr. Byron, Vice President of Van Kampen, has had primary responsibility since January 1999 for the day-to-day management of the WM Tax-Exempt Bond Fund, which was combined into the Tax-Exempt Bond Fund I in January 2007. Mr. Byron has been at Van Kampen since 1981 and, prior to taking over responsibility for managing the Fund, he was Head Buyer and Manager of Van Kampen's Unit Investment Trust desk.

JOSEPH A. PIRARO. Mr. Piraro, Executive Director of Van Kampen, has had primary responsibility for the day-to-day management of the California Municipal Fund since May 1992 (prior to January 2007, the Fund was a series of WM Trust II). Mr. Piraro has been employed by Van Kampen since 1992.
              -----------------------------------------------------


SUB-ADVISOR:  Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of
              Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue,
              2nd Floor, New York, NY 10158-0180. The two firms continue an asset management history that began in 1939. Neuberger Berman is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is
              located at 745 Seventh Avenue, New York, NY 10019.



                                                DAY-TO-DAY
          FUND                                  FUND MANAGEMENT
          ----                                  ---------------
          Partners MidCap Value                 S. Basu Mullick


S. BASU MULLICK. Mr. Mullick, Managing Director, Portfolio Manager, joined Neuberger Berman in 1998. Prior to joining the company, Mr. Mullick was a portfolio manager at Ark Asset Management. He earned a BA in Economics from the Presidency College, India. He also earned an MA in Economics and a Ph.D., ABD Finance from Rutgers University.
              -----------------------------------------------------


SUB-ADVISOR:  Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-
              income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue,
              Des Moines, IA 50392. It has other primary asset management offices in New
              York, London, Sydney, and Singapore.


The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                                DAY-TO-DAY
          FUND                                  FUND MANAGEMENT
          ----                                  ---------------
          Bond & Mortgage Securities            William C. Armstrong
                                                Timothy R. Warrick
          Disciplined LargeCap Blend            Jeffrey A. Schwarte
          Diversified International             Paul H. Blankenhagen
                                                Juliet Cohn
                                                Chris Ibach
          Government & High Quality Bond        Brad Fredericks
                                                Lisa A. Stange
          Inflation Protection                  Martin J. Schafer
                                                Gwen Swanger

 158       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

                                                DAY-TO-DAY
          FUND                                  FUND MANAGEMENT
          ----                                  ---------------
          International Emerging Markets        Michael Ade
                                                Mihail Dobrinov
                                                Michael L. Reynal
          LargeCap S&P 500 Index                Dirk Laschanzky
          LargeCap Value                        Arild Holm
                                                John Pihlblad
          MidCap Blend                          K. William Nolin
          Money Market                          Tracy Reeg
                                                Alice Robertson
          Principal LifeTime 2010               Dirk Laschanzky
          Principal LifeTime 2020               Dirk Laschanzky
          Principal LifeTime 2030               Dirk Laschanzky
          Principal LifeTime 2040               Dirk Laschanzky
          Principal LifeTime 2050               Dirk Laschanzky
          Principal LifeTime Strategic Income   Dirk Laschanzky
          Short-Term Bond                       Zeid Ayer
                                                Craig Dawson
                                                Martin J. Schafer
          SmallCap Blend                        Thomas Morabito
                                                Phil Nordhus
          SmallCap Growth                       Mariateresa Monaco
          SmallCap Value                        Thomas Morabito
          Ultra Short Bond                      Zeid Ayer
                                                Craig Dawson


MICHAEL ADE, CFA. Mr. Ade is a research analyst and serves as a co-portfolio manager for Principal Global Investors. Based in Singapore, his company research focus encompasses the consumer, health care and non-bank financial sectors. Mr. Ade joined the firm in 2001. He received a bachelor's degree in finance from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

WILLIAM C. ARMSTRONG, CFA. Mr. Armstrong is a portfolio manager for PGI. He manages multi-sector portfolios that invest in corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, sovereigns, and agencies. He joined the firm in 1992. Previously he served as a commissioned bank examiner at Federal Deposit Insurance Commission. He earned a Master's degree from the University of Iowa and a Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.

ZEID AYER, PH.D., CFA. Mr. Ayer is a portfolio manager at PGI. He is a co-manager of the ultra short and short-term bond portfolios. He is also head of the Structured Debt group that covers asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS). He joined PGI in 2001 and is the primary analyst responsible for mortgage-related ABS and non-agency MBS investments. Previously, Mr. Ayer was an assistant vice president at PNC Financial Services Group. He earned a doctorate in Physics from the University of Notre Dame, a master's in Computational Finance from Carnegie Mellon University and a Bachelor's degree in Physics from St. Xavier's College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.

PAUL H. BLANKENHAGEN, CFA. Mr. Blankenhagen joined the firm in 1992 and was named a portfolio manager in 2000. He is responsible for developing portfolio strategy and the ongoing management of core international equity portfolios. He earned a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.


Principal Investors Fund                       MANAGEMENT OF THE FUNDS       159
www.PrincipalFunds.com

JULIET COHN. Ms. Cohn is a portfolio manager at PGI. She co-manages the core international equity portfolios, with an emphasis on Europe and on the health care sector. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a Bachelor's degree in Mathematics from Trinity College, Cambridge England.

CRAIG DAWSON, CFA. Mr. Dawson is a portfolio manager at PGI. He is co-manager of the ultra short and short term bond portfolios. He joined the firm in 1998 as a research associate, then moved into a portfolio analyst role before moving into a portfolio manager position in 2002. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.

MIHAIL DOBRINOV, CFA. Mr. Dobrinov is a research analyst and serves as a co-portfolio manager for PGI. He specializes primarily in the analysis of companies in the industrial sector, and serves as co-manager for diversified emerging markets portfolios. He joined the firm as an international and emerging market debt and currency specialist in 1995 and joined the equities team in 2002. Mr. Dobrinov received an MBA in finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mihail does not provide legal services on behalf of any of the member companies of the Principal Financial Group.)

BRAD FREDERICKS. Mr. Fredericks is a portfolio manager at PGI. He is responsible for co-managing the government securities accounts. His responsibilities include general portfolio overview and security analysis. He joined the firm in 1998 as a financial accountant and was named a portfolio manager in 2002. Previously, Mr. Fredericks was an assistant trader at Norwest Mortgage. He earned a Bachelor's degree in Finance from Iowa State University. Mr. Fredericks is a Fellow of the Life Management Institute (FLMI).

ARILD HOLM, CFA. Mr. Holm is a portfolio manager at PGI. He specializes in the management of large cap value portfolios and also provides analyst coverage of domestic energy companies. Before joining Principal in 2002, Mr. Holm was an investment officer with the University of California. Previously, he spent five years with the Colorado Public Employees' Retirement Association (PERA) as an energy portfolio manager and three years as an oil and gas analyst with Hanifen, Imhoff, Inc. Mr. Holm earned an MBA in Finance from the University of Colorado and a Bachelor's degree in Management Sciences from the University of Manchester Institute of Science and Technology (England). He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

CHRISTOPHER IBACH, CFA. Mr. Ibach is an associate portfolio manager and equity research analyst at PGI. He specializes primarily in the analysis of international technology companies, with a particular emphasis on semiconductor research. Prior to joining PGI in 2000, he gained six years of related industry experience with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

DIRK LASCHANZKY, CFA. Mr. Laschanzky is a portfolio manager for PGI, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining PGI in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Mr. Laschanzky shares responsibility for the day-to-day management of the Principal LifeTime Funds with Messrs. Fennessey, Finnegan and Welch, portfolio managers representing Principal. On behalf of PGI, Mr. Laschanzky develops, implements, and monitors the Funds' strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Mr. Laschanzky sets.

MARIATERESA MONACO. Ms. Monaco is a portfolio manager and member of the domestic small-cap equity team at PGI. She serves as lead portfolio manager for the small-cap growth portfolios. Ms. Monaco joined PGI in 2005 with a decade of prior equity investment experience with Fidelity Management and Research in Boston where she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master's degree in Electrical Engineering from Northeastern University. She also earned a Master's degree in Electrical Engineering from Politecnico di Torino, Italy.


 160       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

THOMAS MORABITO, CFA. Mr. Morabito leads the small-cap portfolio management team for PGI and is the portfolio manager on the small-cap value portfolios. Prior to joining PGI in 2000, he managed the Structured Small Cap Fund for Invesco Management & Research. He earned an MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.

K. WILLIAM NOLIN, CFA. Mr. Nolin is a portfolio manager for PGI. He serves as the portfolio manager for the firm's international small-cap equity portfolios. He joined the firm in 1994. He earned an MBA from the Yale School of Management and a Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

PHIL NORDHUS, CFA. Mr. Nordhus joined PGI in 1990 and was previously involved in corporate acquisitions and divestitures before moving to the equity group in 2000. Most recently, he has been involved in managing the small-cap portfolios and has responsibility for managing the small-cap analyst team. Mr. Nordhus earned an MBA from Drake University and a Bachelor's degree in Economics from Kansas State University. He has earned the right to use the Chartered Financial Analyst designation.

JOHN PIHLBLAD, CFA. Mr. Pihlblad is a portfolio manager at PGI. He joined the firm in 2000 and led the development of PGI's Global Research Platform. He has over 25 years experience in creating and managing quantitative investment systems. Prior to joining PGI, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He earned a BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.

TRACY REEG. Ms. Reeg is a portfolio manager at PGI. She is involved in the portfolio management of money market portfolios. She joined the firm in 1993 and began trading and portfolio management duties in 2000. Ms. Reeg earned a Bachelor's degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).

MICHAEL L. REYNAL. Mr. Reynal is a portfolio manager at PGI. He specializes in the management of emerging markets portfolios, as well as regional Asian equity portfolios. Prior to joining PGI in 2001, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. Mr. Reynal earned an MBA from the Amos Tuck School at Dartmouth College, an MA in History from Christ's College at the University of Cambridge and a BA in History from Middlebury College.

ALICE ROBERTSON. Ms. Robertson is a trader for PGI on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.

MARTIN J. SCHAFER. Mr. Schafer is a portfolio manager for PGI. He specializes in short-term and long duration portfolios, as well as the Inflation Protection Fund and stable value mandates. He also has experience in managing mortgage-backed securities. Mr. Schafer joined the firm in 1977 and in the early 1980s he developed the firm's secondary mortgage marketing operation. In 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985, institutional portfolios in 1992 and stable value portfolios in 2000. He has earned a Bachelor's degree in Accounting and Finance from the University of Iowa.

JEFFREY A. SCHWARTE, CFA, CPA. Mr. Schwarte is a portfolio manager at PGI. He manages the large-cap core portfolios and is co-portfolio manager on the midcap value strategies. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He earned a Bachelor's degree in Accounting from the University of Northern Iowa. He has earned the right to use the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI).


Principal Investors Fund                       MANAGEMENT OF THE FUNDS       161
www.PrincipalFunds.com

LISA A. STANGE, CFA. Ms. Stange is a portfolio manager and strategist for PGI. She is responsible for managing the government securities portfolios and the mortgage-backed securities (MBS) within the multi-sector portfolios. As a strategist, Ms. Stange is involved in the formulation of broad investment strategy, quantitative research and product development. Previously, she was co-portfolio manager for U.S. multi-sector portfolios. She joined the firm in 1989. Ms. Stange earned an MBA and a Bachelor's degree from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.

GWEN SWANGER, CFA. Ms. Swanger is a portfolio manager for PGI's global fixed income and inflation protection portfolios. She has managed global fixed income since 1997. She has been involved in international and U.S. investing for over fifteen years. In addition to managing the international bond portfolios, she has directed the international fixed income research effort overseeing sovereign credit analysis of developed, developing countries and emerging markets. Ms. Swanger joined the firm in 1989 as a private placement analyst. She earned an MBA in Finance, a Bachelor's degree from Drake University and is a Fellow of the Life Management Institute (FLMI). She has also earned the right to use the Chartered Financial Analyst designation.

TIMOTHY R. WARRICK, CFA. Mr. Warrick is a portfolio manager at PGI with responsibility for the corporate and U.S. multi-sector portfolios. He also serves as portfolio management team leader with responsibility for overseeing portfolio management function for all total return fixed income products. Prior to his portfolio management responsibilities with the firm, Mr. Warrick was a fixed income credit analyst and extensively involved in product development. He joined the firm in 1990. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He has earned the right to use the Chartered Financial Analyst designation.
              -----------------------------------------------------


SUB-ADVISOR:  Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life. Principal
              - REI's address is 801 Grand Avenue, Des Moines, IA 50392.



                                                DAY-TO-DAY
          FUND                                  FUND MANAGEMENT
          ----                                  ---------------
          Global Real Estate Securities         Simon Hedger
                                                Chris Lepherd
                                                Kelly D. Rush
          Real Estate Securities                Kelly D. Rush


SIMON HEDGER. As a portfolio manager, Mr. Hedger directs the global real estate investment trust (REIT) activity for Principal Real Estate Investors, the dedicated real estate group of Principal Global Investors, Mr. Hedger serves as director, portfolio management at Principal Global Investors (Europe). He is head of a real estate investment team based in London and oversees the firm's European real estate capability in real estate investment trusts (REITs) and listed property securities. He has over 27 years of property experience, including eight years in the United Kingdom followed by 17 years in Australia. This includes positions both as an analyst and as a portfolio manager. Prior to joining Principal Global Investors in 2003, he worked for Domaine Property Funds, managing the assets of its property syndicates. Previously, he was a senior equities analyst at Prudential Bache/BNP Equities. His background also includes positions as fund manager for Paladin Commercial Trust and GEM Commercial Property Trust, as well as a variety of real estate related roles with Prudential Assurance Company in both Australia and the United Kingdom. Mr. Hedger earned an MBA from the University of New England and is an associate member of both the Royal Institute of Chartered Surveyors and of the Australian Property Institute. He is a U.K. qualified chartered surveyor (ARICS).

CHRIS LEPHERD. Mr. Lepherd serves as director, portfolio management at Principal Global Investors (Australia) and is a senior member of the firm's property securities team. Prior to joining the firm in April 2003 he had 12 years of property and investment banking experience across a broad spectrum of disciplines including property securities research, real estate valuation, corporate real estate consultancy and real estate acquisitions and divestitures. He provided property and equities investment advice to a range of institutional clients including National Australia Bank,

 162       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

Fairfax and Australian Ethical Investments. Prior to that, he was a senior equities analyst with Bankers Trust Australia, specializing in property. This role encompassed property market analysis and forecasts, the analysis and valuation of listed property securities and providing advice on IPOs and property development projects. Earlier in his career he held the roles of senior property analyst with JLW Advisory and property analyst with Knight Frank Hooker. Mr. Lepherd earned a Bachelor of Business (Land Economy) from the University of Western Sydney and a Graduate Diploma in Applied Finance and Investment from the Securities Institute of Australia. He is an Associate Member of the Australian Property Institute and Securities Institute.

KELLY D. RUSH, CFA. As portfolio manager, Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI, the dedicated real estate group of Principal. He has been managing the real estate stock portfolio since 1997. Previously, Mr. Rush participated in structuring commercial mortgage loans for public real estate companies and the analysis of real estate investment trust issued bonds. He has been with the real estate investment area of the firm since 1987. He earned an MBA in Business Administration and a Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.
              -----------------------------------------------------


SUB-ADVISOR:  Spectrum Asset Management, Inc. ("Spectrum") is an indirect subsidiary of
              Principal Life, an affiliate of PGI and a member of the Principal Financial
              Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park,
              Stamford, CT 06905.


The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                                DAY-TO-DAY
          FUND                                  FUND MANAGEMENT
          ----                                  ---------------
          Preferred Securities                  L. Phillip Jacoby
                                                Bernard M. Sussman


L. PHILLIP JACOBY. Mr. Jacoby is Sr. Vice President and Portfolio Manager for Spectrum and chairman of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, he was a senior investment officer as USL Capital Corporation, a subsidiary of Ford Motor Corporate, and co-managed a $600 million preferred stock portfolio. He earned his BS in Finance from Boston University.

BERNARD M. SUSSMAN. Mr. Sussman is Chief Investment Officer of Spectrum and Chair of its Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was a general partner and head of the Preferred Stock area of Goldman Sachs & Co. He was responsible for sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid (MIPS) market. He earned both an MBA in Finance and a Bachelor's degree in Industrial Relations from Cornell University.

              -----------------------------------------------------

SUB-ADVISOR: T. Rowe Price Associates, Inc. ("'T. Rowe Price"), a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 69 years of investment management experience. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

                                                DAY-TO-DAY
          FUND                                  FUND MANAGEMENT
          ----                                  ---------------
          Partners LargeCap Blend               Anna M. Dopkin
                                                Richard T. Whitney
          Partners LargeCap Growth I            Robert W. Sharps




Principal Investors Fund                       MANAGEMENT OF THE FUNDS       163
www.PrincipalFunds.com

ANNA M. DOPKIN, CFA. Ms. Dopkin is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Co-Director of U.S. Equity Research, and a member of the firm's Equity Steering Committee. Prior to joining T. Rowe Price in 1996, she worked at Goldman Sachs in its Mortgage Securities Department in New York and London. Ms. Dopkin earned a B.S., magna cum laude, from The Wharton School of the University of Pennsylvania. She has earned the right to use the Chartered Financial Analyst designation.

Ms. Dopkin serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, she, along with Mr. Whitney, is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Ms. Dopkin has ultimate accountability for the Fund.

ROBERT W. SHARPS, CFA, CPA. Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also the lead Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division and a member of the Equity Steering Committee. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a B.S., summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.

RICHARD T. WHITNEY, CFA. Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Director of the firm's Quantitative Equity Group and member of the Equity Steering Committee and Brokerage Control Committee. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a B.S. and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.

Mr. Whitney serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he, along with Ms. Dopkin, is responsible for ensuring adherence to portfolio constraints and risk controls, as well as managing inter-analyst activity.
              -----------------------------------------------------


SUB-ADVISOR:  Turner Investment Partners, LLC ("Turner") was founded in 1990. Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.


The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                                DAY-TO-DAY
          FUND                                  FUND MANAGEMENT
          ----                                  ---------------
          Partners MidCap Growth                Tara R. Hedlund
                                                Christopher K. McHugh
                                                Jason D. Schrotberger


TARA R. HEDLUND, CFA, CPA. Ms. Hedlund joined Turner in 2000. Previously, she was an audit engagement senior at Arthur Andersen LLP. She has been in investment management since 1995. She earned a BBS in Accountancy from Villanova University. She has earned the right to use the Chartered Financial Analyst designation.

CHRISTOPHER K. MCHUGH. Mr. McHugh, Vice President and Senior Portfolio Manager, joined Turner in 1990. Prior to joining Turner, he was a performance specialist at Provident Capital Management. He earned a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University.

JASON D. SCHROTBERGER, CFA. Mr. Schrotberger joined Turner in 2001. Previously, he was an investment analyst at BlackRock Financial Management. He has been in investment management since 1994. He earned a BA in

 164       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

Economics from Denison University and an MBA in Finance from the University of Illinois. He has earned the right to use the Chartered Financial Analyst designation.
              -----------------------------------------------------


SUB-ADVISOR:  UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), a Delaware
              corporation located at One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG.


The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                                DAY-TO-DAY
          FUND                                  FUND MANAGEMENT
          ----                                  ---------------
          Partners SmallCap Growth II           Paul A. Graham, Jr.
                                                David N. Wabnik


PAUL A. GRAHAM, JR., CFA. Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Head of Growth Investors and Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

DAVID N. WABNIK. Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School.

THE SUB-SUB-ADVISORS
Principal Global Investors, LLC ("'PGI") has entered into sub-sub-advisory agreements for various Funds. Under these agreements, each sub-sub-advisor has agreed to assume the obligations of PGI for a certain portion of the Fund's assets. The sub-sub-advisor is paid a fee by PGI.

PGI is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum ("'Spectrum") and Post Advisory Group, LLC ("'Post"), each of which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the Ultra Short Bond Fund's portfolio are made by Post.

See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers for the Bond & Mortgage Securities Fund.
              -----------------------------------------------------


SUB-SUB-ADVISOR:  Post Advisory Group, LLC ("Post") is an affiliate of PGI and a member of the Principal Financial Group. Post was founded in April 1992. Its address is 11755 Wilshire Boulevard, Los Angeles, CA 90025.


The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

LAWRENCE A. POST. Mr. Post is a chief executive officer and chief investment officer for Post. He has over 35 years experience in the investment business, including 25 years in the high yield bond market. Prior to founding Post

Principal Investors Fund                       MANAGEMENT OF THE FUNDS       165
www.PrincipalFunds.com

Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. He earned an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.

ALLAN SCHWEITZER. Mr. Schweitzer is a Managing Director at Post. Prior to joining Post in 2000, he was a senior high yield analyst at Trust Company of the West ("'TCW"). Prior to TCW, he was a high yield research analyst at Putnam Investments. Mr. Schweitzer earned a Bachelor's degree in Business Administration from Washington University at St. Louis and a Master's in Business Administration from the University of Chicago with a concentration in analytical finance and international economics.

              -----------------------------------------------------

DUTIES OF PRINCIPAL AND SUB-ADVISORS
Principal or the Sub-Advisor provides the Directors of the Principal Investors Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Several of the Funds have multiple Sub-Advisors. For those Funds, Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

              -----------------------------------------------------

FEES PAID TO THE MANAGER
The Fund pays Principal a fee for its services, which includes any fee Principal pays to the Sub-Advisor. The fee each Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2006 was:

Bond & Mortgage                         Partners MidCap
  Securities             0.53%          Growth I                 1.00
                                        Partners MidCap
                                        Value                    1.00
                                        Partners SmallCap
California Municipal     N/A*           Growth II                1.00
Disciplined LargeCap
  Blend                  0.59           Preferred Securities     0.75
Diversified                             Principal LifeTime
  International          0.90           2010                   0.1225
                                        Principal LifeTime
Equity Income I          N/A*           2020                   0.1225
Government & High                       Principal LifeTime
  Quality Bond           0.40           2030                   0.1225
                                        Principal LifeTime
High Yield II            N/A*           2040                   0.1225
                                        Principal LifeTime
Income                   N/A*           2050                   0.1225
                                        Principal LifeTime
Inflation Protection     0.40           Strategic Income       0.1225
International Emerging                  Real Estate
  Markets                1.20           Securities               0.84
LargeCap Growth **       0.54           SAM Balanced             N/A*
                                        SAM Conservative
LargeCap S&P 500 Index   0.15           Balanced                 N/A*
                                        SAM Conservative
LargeCap Value           0.45           Growth                   N/A*
MidCap Blend             0.64           SAM Flexible Income      N/A*
MidCap Stock             N/A*           SAM Strategic Growth     N/A*
Money Market             0.40           Short-Term Bond          0.40
Mortgage Securities      N/A*           Short-Term Income        N/A*
Partners LargeCap Blend  0.74           SmallCap Blend           0.75
Partners LargeCap Blend
  I                      0.45           SmallCap Growth          0.75
Partners LargeCap
  Growth I               0.74           SmallCap Value           0.75
Partners LargeCap
  Growth II              0.99           Tax-Exempt Bond I        N/A*
Partners LargeCap Value  0.77           Ultra Short Bond         0.40
Partners MidCap Growth   1.00           West Coast Equity        N/A*



    * Each of the Funds in the table below pays a fee to Principal (as a percentage of the average daily net assets) as shown.
** The LargeCap Growth Fund management fee was increased to 0.68% effective January 1, 2007.


 166       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

A discussion regarding the basis for the Board of Directors approving the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2007 and in the annual report to shareholders for the fiscal year ended October 31, 2006.

The Fund and Principal, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may:
- hire one or more Sub-Advisors;
- change Sub-Advisors; and
- reallocate management fees between itself and Sub-Advisors.

Principal will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

PURCHASE OF FUND SHARES

Shares of the Funds are generally purchased through persons employed by or affiliated with broker/dealer firms ("'Investment Representatives"). Investment Representatives may establish shareholder accounts according to their procedures or they may establish shareholder accounts directly with the Fund by visiting www.PrincipalFunds.com to obtain the appropriate forms. An application is included with this prospectus. A different application is needed for a Principal Investors Fund IRA, Coverdell Education Savings Account, 403(b), HSA, SEP, SIMPLE, SAR-SEP, or certain employee benefit plans. These applications are available on www.PrincipalFunds.com.

An investment in the Fund may be held in various types of accounts, including individual, joint ownership, trust, and business accounts. The Fund also offers a range of custodial accounts for those who wish to invest for retirement and/or education expenses. Prospective shareholders should consult with their Investment Representative prior to making decisions about the account and type of investment that are appropriate for them. The Fund reserves the right to refuse any order for the purchase of shares, including those by exchange. Principal may recommend to the Board, and the Board may elect, to close certain funds to new investors or close certain funds to new and existing investors.

MAKING AN INVESTMENT
Principal Investors Fund has a minimum initial investment amount of $1,000 and a minimum subsequent investment amount of $100. Initial and subsequent investment minimums apply on a per-fund basis for each Fund or Portfolio in which a shareholder invests.

Shareholders must meet the minimum initial investment amount of $1,000 unless an Automatic Investment Plan ("'AIP") is established. With an AIP, the minimum initial investment is $100. Accounts or automatic payroll deduction plans established with an AIP that do not meet the minimum initial investment must maintain subsequent automatic investments that total at least $1,200 annually. Minimums may be waived on accounts set up for: certain employee benefit plans; retirement plans qualified under Internal Revenue Code Section 401(a); payroll deduction plans submitting contributions in an electronic format devised and/or approved by the Fund; Principal Investors Fund asset allocation programs; and purchases through an omnibus account with a broker-dealer, investment advisor, or other financial institution.

PAYMENT. Payment for Fund shares is generally made via personal check or cashiers check. We consider your purchase of Fund shares by check to be your authorization to make an automated clearing house ("ACH") debit entry to your account. Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 7 calendar days.

The Funds may, in their discretion and under certain limited circumstances, accept securities as payment for Fund shares at the applicable net asset value ("'NAV"). For federal income tax purposes, a purchase of shares with

Principal Investors Fund                       PURCHASE OF FUND SHARES       167
www.PrincipalFunds.com
securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. Each Fund will value securities used to purchase its shares using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Your Investment Representative can help you buy shares of the Funds by mail, through bank wire, direct deposit, or Automatic Investment Plan. No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed). Contact information for the Fund is as follows:

Mailing Addresses
Regular Mail: P.O. Box 8024
Boston, MA 02266-8024

Overnight Mail: 30 Dan Road
Canton, MA 02021-2809

Customer Service
You may speak with a Client Relations Specialist by calling 1-800-222-5852, between 7:00 a.m. and 7:00 p.m. Central Time.
Wire Instructions: To obtain ACH or wire instructions, please contact a Client Relations Specialist.

Direct Deposit
Your Investment Representative can help you make a Direct Deposit from your paycheck (if your employer approves) or from a government allotment. Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Investors Fund account(s). You can request a Direct Deposit Authorization Form to give to your employer or the governmental agency (either of which may charge a fee for this service). Shares will be purchased on the day the ACH notification is received by the transfer agent's bank. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.

Automatic Investment Plan
Your Investment Representative can help you establish an Automatic Investment Plan. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day of the month the deduction is to be made. If that date is a non-trading day, we will process the deduction on the next trading day. If the next trading day falls in the next month or year, we will process the deduction on the day prior to your selected day. The minimum initial investment is waived if you set up an Automatic Investment Plan when you open your account. Minimum monthly purchase is $100 per Fund.

Effective the close of business on September 1, 2007, the SmallCap Blend Fund (the "fund") closed to new investors. With limited exceptions, those who were fund shareholders on September 1, 2007 may, however, continue to purchase shares in fund accounts in existence at that time.

CHOOSING A SHARE CLASS

Your Investment Representative will help you choose the Fund or Funds that are appropriate for you based upon your investment objective, risk tolerance and other factors. Your Investment Representative can also help you choose the share class that is appropriate for you. Investment Representatives may receive different compensation depending upon which class of shares you purchased. The sales charge for Class A shares may be reduced or eliminated for certain types of purchases or for purchases of sufficient size. Your Investment Representative can help you determine whether your investment qualifies for a reduced sales charge.

This prospectus offers three share classes: Class A, Class B, and Class C (not all funds offer Class B shares). Class B shares and Class C shares of the Money Market Fund may be purchased only by exchange from other Fund accounts in the same share class or by reinvestment of distributions made on such shares. Class B shares are not available to SIMPLE, SEP, SAR-SEP, non-qualified deferred compensation, payroll deductions or 403(b) plans that do not currently invest in the Fund's Class B shares, nor to new participants in any such plans that invest in the Fund's Class B shares. Class C shares are not available to retirement plans qualified under IRC section 401(a) that are not already investing in Class C shares of other Funds of the Principal Investors Fund, but are available to new participants in plans that currently invest in Class C shares of the Fund. Highlights of each Fund's share classes and information regarding sales charges and dealer reallowances are provided below.


 168       CHOOSING A SHARE CLASS                       Principal Investors Fund
                                                                  1-800-222-5852

Each class has different costs associated with buying, redeeming, and holding shares. Which class is best for you depends upon:
- the dollar amount you are investing,
- the amount of time you plan to hold the investment, and
- any plans to make additional investments in the Principal Investors Funds. Please consult with your Investment Representative before choosing the class of shares that is most appropriate for you. Before you invest, you should understand the characteristics of each share class so you can be sure to choose the class that is right for you.

Fund and share class selections must be made at the time of purchase. The Fund seeks to prevent purchases of Class B shares by shareholders who, through Rights of Accumulation (described below under "Purchases at a Reduced Initial Sales Charge"), are entitled to credit for at least $100,000 of Class A, Class B, Class C, or Class J Shares in Principal Investors Funds eligible for inclusion pursuant to Rights of Accumulation. If you are making an initial purchase of Principal Investors Funds of $100,000 or more and have selected Class B shares, or $1,000,000 or more and have selected Class C shares, the purchase will be of Class A shares of the Fund(s) you have selected. If you are making subsequent purchases into your existing Principal Investors Fund Class B share accounts and the combined value of the subsequent investment and your existing Class A, Class B, Class C, and Class J share accounts combined for Rights of Accumulation purposes exceeds $100,000, the subsequent investment will be applied to purchase Class A shares of the Fund(s) you have selected. If you are making subsequent purchases into your existing Principal Investors Fund Class C share accounts and the combined value of the subsequent investment and your existing Class A, Class B, Class C, and Class J share accounts combined for Rights of Accumulation purposes exceeds $1,000,000, the subsequent investment will be applied to purchase Class A shares of the Fund(s) you have selected.

 CLASS A SHARES

INITIAL SALES CHARGE
- You generally pay a sales charge on an investment in Class A shares, which varies based on the amount invested and the Fund selected.
- If you invest $50,000 or more ($250,000 or more for the Ultra Short Bond
  Fund), the sales charge is reduced.
- You might be eligible for a reduced sales charge. See "Sales Charge Waiver or Reduction (Class A shares)."
- Sales charges might be reduced under the Rights of Accumulation or Statement of Intent, as described below.

SALES CHARGE WAIVER OR REDUCTION (CLASS A SHARES)
Class A shares of the Funds may be purchased without a sales charge or at a reduced sales charge. The Funds reserve the right to change or stop offering shares in this manner at any time for new accounts and with a 60-day notice to shareholders of existing accounts.

To receive a reduction in your Class A initial sales charge, you or your Investment Representative must let the Fund know at the time you purchase shares that you qualify for such a reduction. If you or your Investment Representative do not let the Fund know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled. It may be necessary for you to provide information and records, such as account statements.

  PURCHASE WITHOUT AN INITIAL SALES CHARGE (CLASS A SHARES)
- No initial sales charge will apply to purchases of $1 million or more, although a 1.00% (0.50% for Short-Term Bond and Short-Term Income Funds; 0.25% for LargeCap S&P 500 Index, and Ultra Short Bond Funds) contingent deferred sales charge may apply to redemptions made within 18 months after purchase.
- No initial sales charge will apply to shares purchased with the proceeds of redemptions of Class A shares of the Funds (other than the Money Market Fund, unless such shares were obtained by exchange of shares of a Fund that imposes an initial sales charge) or with proceeds of redemptions from Class B shares on which a CDSC was paid, or was waived in connection with a Required Minimum Distribution, involuntary redemption or due to the death of the shareholder, within 60 days of redemption. It is the responsibility of the shareholder to notify the Fund at the time of repurchase if the purchase proceeds are from a redemption of the Fund within the past 60 days.


Principal Investors Fund                        CHOOSING A SHARE CLASS       169
www.PrincipalFunds.com

- A Fund's Class A shares may be purchased without a sales charge by the following individuals, groups, and/or entities:
  - by its current and former Directors, member companies of the Principal Financial Group, and their active or retired employees, officers, directors, brokers, or agents (for the life of the account). This also includes their immediate family members (spouse, domestic partner, children (regardless of age), and parents), and trusts created by or primarily for the benefit of these individuals;
  - by the Premier Credit Union;
  - by non-ERISA clients of Principal Global Investors LLC;
  - by any employee or registered representative (and their immediate family members and employees) of an authorized broker-dealer or company that has entered into a selling agreement with Princor or the Distributor;
  - through a "wrap account" offered by Princor or through broker-dealers, investment advisors, and other financial institutions that have entered into an agreement with Princor or the Distributor which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or similar program under which clients pay a fee to the broker-dealer, investment advisor, or financial institution;
  - to fund non-qualified plans administered by a member company of the Principal Financial Group pursuant to a written service agreement;
  - by accounts established as a result of the conversion of Class R shares of the Fund;
  - by any investor who buys Class A shares through an omnibus account with certain financial intermediaries, such as a bank or other financial institution, that does not accept or charge the initial sales charge. In addition, the CDSC generally applicable to redemptions of shares made within 18 months after purchase of $1 million or more will not be imposed on redemptions of shares purchased through such omnibus account where no sales charge payments were advanced for purchases made through these entities;
  - by current and retired Washington Mutual employees and their immediate family members, including children up to and including age 25;
  - by former Washington Mutual employees who establish IRAs involving assets from a Washington Mutual retirement or benefit plan, and subsequent investments into such accounts;
  - by participants in, or by purchases through, employer-sponsored retirement or benefit plans which were eligible to purchase shares without payment of a sales charge of a predecessor fund prior to the date the successor fund commenced operations;
  - by individuals who were eligible to purchase shares without payment of a sales charge of a predecessor fund (a fund previously included in the WM Group of Funds) prior to the date the successor fund commenced operations;
  - by clients of registered investment advisors that have entered into arrangements with Princor or the Distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee;
  - to qualified retirement plans where the plan's R-1 or R-2 share investments were redesignated A share investments;
  - to qualified retirement plans where the plan's investments in the Fund are part of an omnibus account or other qualified retirement plans with a total value of at least $500,000;
  - existing participants in Employer Sponsored Plans (as defined in Purchase at a Reduced Initial Sales Charge (Class A Shares)) that had at least $1 million in Principal Investors Fund as of January 12, 2007 can purchase Class A shares at net asset value for the duration of that account; and
  - new participants in such Employer Sponsored Plans that had at least $2.8 million in Principal Investors Fund as of January 12, 2007 can purchase Class A shares within the plan at net asset value provided the participant notes that he or she meets this qualification on the participant's initial application to purchase shares.

 PURCHASE AT A REDUCED INITIAL SALES CHARGE (CLASS A SHARES)
1) Rights of Accumulation. The sales charge varies with the size of your purchase. Purchases made by you, your spouse or domestic partner, or your children, your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together "a Qualified Purchaser") will be combined along with the value of existing Class A, B,C and J shares of Principal Investors Fund owned by such persons, to determine the applicable sales charge. Class A shares of Money Market Fund are not included in the calculation unless they were acquired in exchange from other Principal Investors Fund shares. If the total amount being invested in the Principal Investors Fund is near a sales charge breakpoint, you should consider increasing the amount invested to take advantage of a lower sales charge.


 170       CHOOSING A SHARE CLASS                       Principal Investors Fund
                                                                  1-800-222-5852

2) Statement of Intent (SOI). Qualified Purchasers may obtain reduced sales charges by signing an SOI. The SOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the SOI. Purchases made by you, your spouse or domestic partner, or the children of you, your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together "a Qualified Purchaser") will be combined along with the value of existing Class A, B, C and J shares of Principal Investors Fund owned by such persons. Purchases of Class A shares of Money Market Fund are not included. The sales charge is based on the total amount to be invested in a 13 month period. If the intended investment is not made (or shares are sold during the 13 month period), sufficient shares will be sold to pay the additional sales charge due. An SOI is not available for 401(a) plan purchases.

3) The maximum sales charge that applies to purchases of Class A shares by qualified plans administered by Expertplan, Inc. that were previously converted from B share plans is the sales charge that applies to purchases of at least $250,000 but less than $500,000 as described in the sales charge tables below; the regular sales charge applies to purchases of $500,000 or more in such accounts and to all purchases of the Short-Term Bond, Short-Term Income, Ultra Short Bond and LargeCap S&P 500 Index Fund shares.

4) Employer Sponsored Plans. The maximum sales charge for all purchases made in an account that is included in a SIMPLE IRA, SEP, SAR-SEP, non-qualified deferred compensation, payroll deduction or 403(b) plan ("Employer Sponsored Plan") established prior to March 1, 2002 with Principal Management Corporation as the Funds' transfer agent, is the sales charge that applies to purchases of at least $100,000 but less than $250,000 as described in the sales charge tables below; the regular sales charge applies to purchases of $250,000 or more in such accounts and to all purchases of the Short-Term Bond, Short-Term Income, Ultra Short Bond and LargeCap S&P 500 Index Fund shares. The reduced sales charge applies to purchases made by or on behalf of participants to such plans who become participants on or before July 28, 2007.

PURCHASE OF CLASS A SHARES. The offering price for Class A shares is the NAV next calculated after receipt of an investor's order in proper form by the Fund or its servicing agent, plus any applicable initial sales charge (except for the Money Market Fund) as shown in the tables below. The right-hand column in each table indicates what portion of the sales charge is paid to Investment Representatives and their brokerage firms ("dealers") for selling Class A shares. For more information regarding compensation paid to dealers, see "Distribution Plan and Additional Information Regarding Intermediary Compensation."

There is no sales charge on purchases of Class A shares of the Money Market Fund or on purchases of Class A shares of the other funds if the purchase is made within 60 days of the redemption of Class A or B shares of the Fund or described in "Redemption of Fund Shares" provided the shareholder notifies the Fund that the purchase proceeds are from the redemption of Class A shares. Class A shares of the other Funds are purchased with a sales charge that is a variable percentage based on the amount of the purchase. There is no sales charge on shares of a Fund purchased with reinvested dividends or other distributions. Your sales charge may be reduced for larger purchases as indicted below.

              -----------------------------------------------------

                              CLASS A SALES CHARGES

BOND & MORTGAGE SECURITIES, CALIFORNIA MUNICIPAL, SAM FLEXIBLE INCOME PORTFOLIO, GOVERNMENT & HIGH QUALITY BOND, HIGH YIELD II, INCOME, INFLATION PROTECTION,
                              PREFERRED SECURITIES,
PRINCIPAL LIFETIME STRATEGIC INCOME, TAX-EXEMPT BOND I AND MORTGAGE SECURITIES
                                    FUNDS(1)
       -----------------------------------------------------------------


                                       SALES CHARGE AS %
                                              OF:
                                       -----------------

                                     OFFERING     AMOUNT     DEALER ALLOWANCE AS % OF
        AMOUNT OF PURCHASE             PRICE     INVESTED         OFFERING PRICE
        ------------------           --------    --------    ------------------------
Less than $50,000                      4.50%       4.71%               4.00%
$50,000 but less than $100,000         4.00%       4.17%               3.50%
$100,000 but less than $250,000        3.50%       3.63%               3.00%
$250,000 but less than $500,000        2.50%       2.56%               2.00%
$500,000 but less than $1,000,000      2.00%       2.04%               1.75%
$1,000,000 or more                     0.00%       0.00%               0.00%*




Principal Investors Fund                        CHOOSING A SHARE CLASS       171
www.PrincipalFunds.com

                     SHORT-TERM BOND AND SHORT-TERM INCOME FUNDS
                     -------------------------------------------

                                       SALES CHARGE AS %
                                              OF:
                                       -----------------

                                     OFFERING     AMOUNT     DEALER ALLOWANCE AS % OF
        AMOUNT OF PURCHASE             PRICE     INVESTED         OFFERING PRICE
        ------------------           --------    --------    ------------------------
Less than $50,000                      2.50%       2.56%               2.00%
$50,000 but less than $100,000         2.00%       2.04%               1.50%
$100,000 but less than $250,000        1.50%       1.52%               1.00%
$250,000 but less than $500,000        1.25%       1.27%               1.00%
$500,000 but less than $1,000,000      1.00%       1.01%               0.75%
$1,000,000 or more                     0.00%       0.00%               0.00%**



                             LARGECAP S&P 500 INDEX FUND
                             ---------------------------

                                       SALES CHARGE AS %
                                              OF:
                                       -----------------

                                     OFFERING     AMOUNT     DEALER ALLOWANCE AS % OF
        AMOUNT OF PURCHASE             PRICE     INVESTED         OFFERING PRICE
        ------------------           --------    --------    ------------------------
Less than $50,000                      1.50%       1.52%               1.25%
$50,000 but less than $100,000         1.25%       1.27%               1.00%
$100,000 but less than $250,000        1.00%       1.01%               0.75%
$250,000 but less than $500,000        0.75%       0.76%               0.50%
$500,000 but less than $1,000,000      0.50%       0.50%               0.25%
$1,000,000 or more                     0.00%       0.00%               0.25%



                                ULTRA SHORT BOND FUND
                                ---------------------

                                       SALES CHARGE AS %
                                              OF:
                                       -----------------

                                     OFFERING     AMOUNT     DEALER ALLOWANCE AS % OF
        AMOUNT OF PURCHASE             PRICE     INVESTED         OFFERING PRICE
        ------------------           --------    --------    ------------------------
Less than $250,000                     1.00%       1.01%               0.75%
$250,000 but less than $500,000        0.75%       0.76%               0.50%
$500,000 but less than $1,000,000      0.50%       0.50%               0.25%
$1,000,000 or more                     0.00%       0.00%               0.25%



                      ALL OTHER FUNDS (EXCEPT MONEY MARKET FUND)
                      ------------------------------------------

                                       SALES CHARGE AS %
                                              OF:
                                       -----------------

                                     OFFERING     AMOUNT     DEALER ALLOWANCE AS % OF
        AMOUNT OF PURCHASE             PRICE     INVESTED         OFFERING PRICE
        ------------------           --------    --------    ------------------------
Less than $50,000                      5.50%       5.82%               4.75%
$50,000 but less than $100,000         4.75%       4.99%               4.00%
$100,000 but less than $250,000        3.75%       3.90%               3.00%
$250,000 but less than $500,000        3.00%       3.09%               2.50%
$500,000 but less than $1,000,000      2.00%       2.04%               1.75%
$1,000,000 or more                     0.00%       0.00%               0.00%*



  (1) Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher or lower than the percentages noted above.

 * The Distributor may pay authorized dealers commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on the next $2 million, 0.35% on the next $5 million, and 0.25% on the amount purchased in excess of $10 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A, B, and C shares.

 ** The Distributor may pay authorized dealers commissions on purchases of Class
    A shares over $1 million calculated as follows: 0.50% on purchases between $1 million and $3 million, 0.25% on the next $2 million, 0.15% on the next $5 million, and 0.10% on the amount purchased in excess of $10 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A, B, and C shares.


 172       CHOOSING A SHARE CLASS                       Principal Investors Fund
                                                                  1-800-222-5852

CONTINGENT DEFERRED SALES CHARGE ("CDSC") ON CLASS A SHARES. Class A shares purchased in amounts of $1 million or more (other than shares of the Money Market Fund) are generally subject to a CDSC of 1.00% (0.50% for the Short-Term Bond and Short-Term Income Fund; 0.25% for the LargeCap S&P 500 Index and Ultra Short Bond Funds) if the shares are redeemed during the first 18 months after purchase, unless the dealer, at its discretion, has waived the commission. The Distributor may pay authorized dealers commissions up to 1.00% of the price of such purchases. The CDSC may be waived for redemptions of Class A shares as described under "CDSC Calculation and Waivers."

Pricing and Sales Charge information is available, free of charge, on our website at www.principalfunds.com.

 CLASS B SHARES

Class B shares may not be suitable for large investments. Due to the higher expenses associated with Class B shares, it may be more advantageous for investors to purchase Class A shares. Class B shares of the Money Market Fund may be purchased only by exchange from Class B shares of other Funds and by reinvestment of distributions on Class B shares.

The Fund seeks to prevent purchases of Class B shares by shareholders who, through Rights of Accumulation (described above under "Purchases at a Reduced Initial Sales Charge") are entitled to credit for at least $100,000 of Class A, Class B, Class C, or Class J shares. The Fund will consider initial purchases of $100,000 or more, and subsequent purchases that would result in an investment of $100,000 or more when combined with a shareholder's existing account values, as determined using Rights of Accumulation, as a purchase of Class A shares. Class B shares are not available to SIMPLE, SEP, SAR-SEP, non-qualified deferred compensation, payroll deductions or 403(b) plans that do not currently invest in the Fund's Class B shares, nor to new participants in any such plans that invest in the Fund's Class B shares.

The offering price for Class B shares is the NAV next calculated after receipt of an investor's order in proper form by the Fund or its servicing agent, with no initial sales charge. A CDSC of up to 5.00% may apply depending on the Fund and time in the investment (see schedule below).
- Shares purchased through reinvestment of dividends and capital gain distributions are not subject to a CDSC.
- There is no CDSC on redemptions of Class B shares held for 5 full years or longer.
- Class B shares have higher annual expenses than Class A shares because they are subject to distribution fees for the first eight years.
- After the eighth year, Class B shares convert automatically to Class A shares of the same Fund, typically without income tax impact.

Within 60 days after a redemption of Class B shares, the proceeds may be reinvested in Class A shares at NAV, if a CDSC was paid. It is the responsibility of the shareholder to notify the Fund at the time of repurchase if the purchase proceeds are from a redemption of Class B shares. (If a CDSC has been waived in connection with a Required Minimum Distribution, involuntary redemption, or the death of a shareholder, redemption proceeds may not be used to repurchase Class B shares. Following these circumstances, redemption proceeds may be used to purchase Class A shares at NAV.)

The Distributor currently pays authorized dealers commissions of up to 4.00% of the price of Class B shares sold by them.

CONTINGENT DEFERRED SALES CHARGE ("CDSC") ON CLASS B SHARES. Each new and subsequent purchase of Class B shares may be subject to a CDSC based upon the schedule below.


Principal Investors Fund                        CHOOSING A SHARE CLASS       173
www.PrincipalFunds.com

A CDSC may be applied to Class B shares of all Funds according to the following schedule:

YEAR OF REDEMPTION                                CONTINGENT DEFERRED
   AFTER PURCHASE                                   SALES CHARGE(1)
------------------                                -------------------
First                                                     5.00%
Second                                                    5.00%
Third                                                     4.00%
Fourth                                                    3.00%
Fifth                                                     2.00%
Sixth and following                                       0.00%


(1) Shares purchased on or before January 12, 2007 may be subject to different CDSC schedules as described in the SAI.

Pricing and Sales Charge information is available, free of charge, on our website at www.principalfunds.com.

 CLASS C SHARES

Class C shares may not be suitable for large investments. Due to the higher expenses associated with Class C shares, it may be more advantageous for investors currently purchasing, intending to purchase, or with existing assets in amounts that may qualify for a reduced sales charge on Class A shares, including through Rights of Accumulation and/or Statement of Intent, to purchase Class A shares. Class C shares of the Money Market Fund may be purchased only by exchange from Class C shares of other Principal Investors Fund funds and by reinvestment of distributions made on Class C shares.

The Fund seeks to prevent investments in Class C shares by shareholders with at least $1 million of investments in the Principal Investors Funds eligible for inclusion pursuant to Rights of Accumulation. The Funds will consider initial purchases of $1 million or more, and subsequent purchases that would result in an investment of $1 million or more when combined with a shareholder's existing account values, as determined using Rights of Accumulation, as a purchase of Class A shares. Class C shares are not available to retirement plans qualified under IRC section 401(a) that are not already investing in Class C shares of the Fund, but are available to new participants in plans that currently invest in Class C shares of the Fund.

The offering price for Class C shares is the NAV next calculated after receipt of an investor's order in proper form by the Fund or its servicing agent, with no initial sales charge.
- A CDSC of 1.00% may apply if redeemed during the first 12 months after purchase. Unlike Class B shares, Class C shares do not convert to Class A shares, so future distribution and service fees do not decrease.
- Class C shares have higher annual expenses than Class A shares because they are subject to distribution fees.

Within 60 days of a redemption of Class C shares, the proceeds may be used to repurchase Class C shares. It is the responsibility of the shareholder to notify the Fund at the time of repurchase if the purchase proceeds are from a redemption of Class C shares. Shares purchased with redemption proceeds are not subject to the twelve month CDSC. If a CDSC has been waived in connection with a Required Minimum Distribution, involuntary redemption, or the death of a shareholder, redemption proceeds may not be used to repurchase Class C shares. In these circumstances, redemption proceeds may be used to purchase Class A shares at NAV.

The Distributor currently pays authorized dealers commissions of up to 1.00% of the amount invested in Class C shares.

CONTINGENT DEFERRED SALES CHARGE ("CDSC") ON CLASS C SHARES. Each initial and subsequent purchase of Class C shares is subject to a CDSC of 1.00% for a period of 12 months from the date of purchase. Shares will be redeemed first from shares purchased through reinvested dividends and capital gain distributions, which are not subject to the CDSC, and then in order of purchase. The CDSC may be waived for redemptions of Class C shares as described under "CDSC Calculation and Waivers."

Pricing and Sales Charge information is available, free of charge, on our website at www.principalfunds.com.


 174       CHOOSING A SHARE CLASS                       Principal Investors Fund
                                                                  1-800-222-5852

CDSC CALCULATION AND WAIVERS

The CDSC is based on the lesser of the market value at the time of redemption or the initial purchase price of the shares sold. For Class B shares issued in connection with the WM Reorganization, the CDSC is based on the initial purchase price of the shares sold. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is not charged on exchanges. However, the original purchase date of the shares from which an exchange is made determines if the newly acquired shares are subject to the CDSC when they are sold.

If you sell some but not all of the shares in your account, the shares not subject to a sales charge will be sold first. Other shares will be sold in the order purchased (first in, first out). The CDSC does not apply to shares redeemed according to a systematic withdrawal plan limited to no more than 1.00% per month (measured cumulatively for non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established.

The CDSC is waived on shares which are sold:
- within 90 days after an account is re-registered due to a shareholder's death;
- due to the shareholder's disability, as defined in the Internal Revenue Code provided the shares were purchased prior to the disability;
- from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
- to pay surrender charges;
- to pay retirement plan fees;
- involuntarily from small balance accounts;
- from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k), or 415 of the Internal Revenue Code; or
- from retirement plans to satisfy excess contribution rules under the Internal Revenue Code.

The CDSC is also waived on redemptions of Class B shares from Predecessor Fund accounts opened prior to April 1, 2002 made in connection with distributions from IRAs or other retirement accounts to shareholders over age 59 1/2.

NOTE: To have your CDSC waived, you must let your advisor or the Fund know at the time you redeem shares that you qualify for such a waiver.

REDEMPTION OF FUND SHARES

After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC or excessive trading fee. There is no additional charge for a sale of shares however; you will be charged a $10 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 7 calendar days. A sell order from one owner is binding on all joint owners.

    * a day when the NYSE is open for normal business

Distributions from IRA, SEP, SIMPLE, 403(b) and SAR-SEP accounts may be taken as:
- lump sum of the entire interest in the account,
- partial interest in the account, or
- periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age
59 1/2.

Sale of shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.

Generally, sales proceeds checks are:
- payable to all owners on the account (as shown in the account registration) and
- mailed to the address on the account (if not changed within last 30 days) or previously authorized bank account.


Principal Investors Fund                     REDEMPTION OF FUND SHARES       175
www.PrincipalFunds.com

For other payment arrangements, please call Principal Investors Fund. You should also call Principal Investors Fund for special instructions that may apply to sales from accounts:
- when an owner has died
- for certain employee benefit plans; or
- owned by corporations, partnerships, agents, or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, Principal Investors Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Within 60 calendar days after the sale of shares, you may reinvest the amount of the sale proceeds into any Principal Investors Fund Class A shares without a sales charge if the shares that were sold were Class A shares, or were Class B shares on which a CDSC was paid or on which the CDSC was waived in connection with a Required Minimum Distribution, involuntary redemption, or due to the death of the shareholder. Within 60 calendar days after the sale of Class C shares, any amount of the sale proceeds that you reinvest will be reinvested in Class C shares; shares purchased by redemption proceeds are not subject to the twelve month CDSC. It is the responsibility of the shareholder to notify the Fund at the time of repurchase if the purchase proceeds are from a redemption of the Fund within the past 60 days.

The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested. If a loss is realized on the sale, the reinvestment may be subject to the "wash sale" rules resulting in the postponement of the recognition of the loss for tax purposes.

DISTRIBUTIONS IN KIND. Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

SELL SHARES BY MAIL
- Send a letter or distribution form (call us for the form) which is signed by the owner/owners of the account to the address provided on your account statement. Specify the Fund(s) and account number.
- Specify the number of shares or the dollar amount to be sold.
- A Medallion Signature Guarantee* will be required if the:
  - sell order is for more than $100,000;
  - check is being sent to an address other than the account address;
  - wire or ACH is being sent to a shareholder's U.S. bank account not previously authorized;
  - account address has been changed within 30 days of the sell order; or
  - check is payable to a party other than the account shareholder(s), Principal Life, or a retirement plan trustee or custodian that has agreed in writing to accept a transfer of assets from the Fund.
    * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.

SELL SHARES IN AMOUNTS OF $100,000 OR LESS BY TELEPHONE
- The request may be made by a shareholder or by the shareholder's Investment Representative.
- The combined amount requested from all funds to which the redemption request relates is $100,000 or less.
- The address on the account must not have been changed within the last 30 days and telephone privileges must apply to the account from which the shares are being sold.
- If our phone lines are busy, you may need to send in a written sell order.
- To sell shares the same day, the order must be received in good order before the close of normal trading on the NYSE (generally 3:00 p.m. Central Time).


 176       REDEMPTION OF FUND SHARES                    Principal Investors Fund
                                                                  1-800-222-5852

- Telephone redemption privileges are NOT available for Principal Investors Fund 403(b) plans, inherited IRAs, and certain employer sponsored benefit plans.
- If previously authorized, wire or ACH can be sent to a shareholder's U.S. bank account.

SELL SHARES BY CHECKWRITING (CLASS A SHARES OF MONEY MARKET FUND ONLY)
- Checkwriting must be elected on initial application or by written request to Principal Investors Fund. Such election continues in effect until the Fund receives written notice revoking or changing the election.
- The Fund can only sell shares after your check making the Fund investment has cleared your bank.
- Checks must be written for at least $250. The Fund reserves the right to increase the minimum check amount.
- The rules of the bank on which the checks are drawn concerning checking accounts apply.
- If the account does not have sufficient funds to cover the check, it is marked "Insufficient Funds" and returned (the Fund may revoke checkwriting on accounts on which "Insufficient Funds" checks are drawn).
- Accounts may not be closed by withdrawal check (accounts continue to earn dividends until checks clear and the exact value of the account is not known until the check is received by the bank).
- Checkwriting is available only for non-qualified accounts.
- Neither the Fund, the bank nor Principal shall incur any liability for honoring the checks, selling shares to pay checks, or for returning checks unpaid.
- Checkwriting may be converted to a point-of-purchase debit from your account. This only applies if such service is available at the business with which you are doing business.

SYSTEMATIC WITHDRAWAL PLANS
You may set up a systematic withdrawal plan on a monthly, quarterly, semiannual, or annual basis to:
- sell enough shares to provide a fixed amount of money ($100 minimum amount; the required minimum is waived to the extent necessary to meet the required minimum distribution as defined by the Internal Revenue Code),
- pay insurance or annuity premiums or deposits to Principal Life (call us for details), and
- provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a systematic withdrawal plan by:
- completing the applicable section of the application, or
- sending us your written instructions, or
- completing a Systematic Withdrawal Plan Request form (available on www.PrincipalFunds.com), or
- calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

Your systematic withdrawal plan continues until:
- you instruct us to stop or
- your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none is selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us. Sales made under your systematic withdrawal plan will reduce and may eventually exhaust your account.

The Fund from which the systematic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.

EXCESSIVE TRADING FEE (OTHER THAN MONEY MARKET FUND). An excessive trading fee may apply to redemptions made within 30 days of purchase as described in "Frequent Purchases and Redemptions." If excessive trading is deemed to be occurring, additional restrictive actions may be taken, as described in the "Frequent Purchases and Redemption" section.


Principal Investors Fund                     REDEMPTION OF FUND SHARES       177
www.PrincipalFunds.com

EXCHANGE OF FUND SHARES

Your shares in the Funds may be exchanged without a sales charge or CDSC for the same class of any other Principal Investors Fund (except Money Market). The Fund reserves the right to revise or terminate the exchange privilege at any time. Notice will be provided to shareholders of any such change, to the extent required by law.

EXCHANGES FROM MONEY MARKET FUND
Class A shares of Money Market Fund may be exchanged into:
- Class A shares of other Funds.
  - If Money Market Fund shares were acquired by direct purchase, a sales charge will be imposed on the exchange into other Class A shares.
  - If Money Market Fund shares were acquired by (1) exchange from other Funds,
    (2) conversion of Class B shares, or (3) reinvestment of dividends earned on Class A shares that were acquired through exchange, no sales charge will be imposed on the exchange into other Class A shares.
- Class B or Class C shares of other Funds - subject to the applicable CDSC.

You may exchange shares by:
- sending a written request to the address provided on your account statement,
- via the Internet at www.PrincipalFunds.com, or
- calling us, if you have telephone privileges on the account.

AUTOMATIC EXCHANGE ELECTION
This election authorizes an exchange from one Principal Investors Fund to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
- completing the Automatic Exchange Election section of the application,
- calling us if telephone privileges apply to the account from which the exchange is to be made, or
- sending us your written instructions.
- completing an Automatic Exchange Election form (available on www.principalfunds.com)

Your automatic exchange continues until:
- you instruct us to stop by calling us if telephone privileges apply to the account or by sending us your written instructions; or
- your Fund account balance is zero.

You may specify the day of the exchange (if none is selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

GENERAL
- An exchange by any joint owner is binding on all joint owners.
- If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
- All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
- You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
- For an exchange to be effective the day we receive your instruction, we must receive the instruction in good order at our transaction processing center in Canton, Massachusetts before the close of normal trading on the NYSE (generally 3 p.m. Central Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:
- accounts with identical ownership,


 178       EXCHANGE OF FUND SHARES                      Principal Investors Fund
                                                                  1-800-222-5852

- an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership,
- a single owner to a UTMA account if the owner of the single owner account is also the custodian on the UTMA account, or
- a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.

Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.

EXCESSIVE TRADING FEE (OTHER THAN MONEY MARKET FUND). An excessive trading fee may apply to exchanges made within 30 days of purchase as described in "Frequent Purchases and Redemptions." If excessive trading is deemed to be occurring, additional restrictive actions may be taken, as described below.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

Frequent purchases and redemptions pose a risk to the Funds because they may:
- Disrupt the management of the Funds by:
  - forcing the Funds to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund; and
  - causing unplanned portfolio turnover;
- Hurt the portfolio performance of the Funds; and
- Increase expenses of the Funds due to:
  - increased broker-dealer commissions and
  - increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.

The Funds have adopted procedures to "fair value" foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds may be negatively impacted and may cause investors to suffer the harms described. The potential negative impact and harms of undetected excessive trading in shares of the underlying Funds in which the Principal LifeTime Funds or Strategic Asset Management Funds invest could flow through to the Principal LifeTime Funds and Strategic Asset Management Funds as they would for any Fund shareholder. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may negatively impact the Funds.

Currently the Funds, except the Money Market Fund, impose an excessive trading fee on redemptions or exchanges of $30,000 or more of a Fund's Class A, B, and C shares redeemed within 30 days after they are purchased. The fee does not apply to redemptions or exchanges made pursuant to an Automatic Exchange Election or systematic Withdrawal Plan; due to a shareholder's death or disability (as defined in the Internal Revenue Code); or to satisfy minimum distribution rules imposed by the Internal Revenue Code. The fee is equal to 1.00% of the total redemption

Principal Investors Fund           FREQUENT PURCHASES AND REDEMPTIONS        179
www.PrincipalFunds.com
or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movement in and out of the Funds.

If an intermediary, such as a retirement plan or recordkeeper, is unwilling to impose the Fund's excessive trading fee, the Fund may waive such fee if it determines that the intermediary is able to implement other policies and procedures reasonably designed to prevent excessive trading in Fund shares. If an intermediary is unable to implement the Fund's excessive trading policy or to implement other procedures reasonably designed to prevent excessive trading in Fund shares, the Fund may waive the application of its excessive trading policy with respect to transactions of beneficial owners underlying the intermediary's omnibus account if, in Fund management's opinion, the purchases and redemptions at the omnibus account level are not likely to have an adverse impact on the management of the Fund's portfolio. The Fund will monitor net purchases and redemptions in any such omnibus account in an effort to identify trading activity that might adversely impact the management of the Fund's portfolio and, if such excessive trading is identified, will require the intermediary to prohibit ongoing excessive trading by the underlying beneficial owner or owners whose transactions are determined to be excessive.

In addition, if a Fund deems frequent trading and redemptions to be occurring, action will be taken that may include, but is not limited to:
- Increasing the excessive trading fee to 2%,
- Increasing the excessive trading fee period from 30 days to as much as 90 days,
- Applying the excessive trading fee to redemptions or exchanges of less than $30,000,
- Limiting the number of permissible exchanges available to shareholders identified as "excessive traders,"
- Limit exchange requests to be in writing and submitted through the United States Postal Service (in which case, requests for exchanges by fax, telephone or internet will not be accepted), and
- Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.

PRICING OF FUND SHARES

Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading, generally New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in good order by us at our transaction processing center in Canton, Massachusetts. In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):
- on a day that the NYSE is open and
- prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For all Funds, except the Money Market Fund, the share price is calculated by:
- taking the current market value of the total assets of the Fund


 180       PRICING OF FUND SHARES                       Principal Investors Fund
                                                                  1-800-222-5852

- subtracting liabilities of the Fund
- dividing the remainder proportionately into the classes of the Fund
- subtracting the liability of each class
- dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.

NOTES:
- If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
- A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund's Net Asset Value ("NAV") are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE.

   Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If the Manager believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

   The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

- Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

DIVIDENDS AND DISTRIBUTIONS

The Funds pay their net investment income to shareholders of record on the business day prior to the payment date.

The payment schedule is as follows:
- The Preferred Securities Fund pays its net investment income on a monthly basis. The payment date is the last business day of each month.
- The Equity Income I, Global Real Estate Securities, and Real Estate Securities Funds and the SAM Flexible Income Portfolio, SAM Balanced Portfolio, and SAM Conservative Balanced Portfolio pay their net invest income on a quarterly basis. The payment date is the last business day of March, June, September, and December.
- The other funds (except Bond & Mortgage Securities, California Municipal, Government & High Quality Bond, High Yield II, Income, Inflation Protection, Money Market, Mortgage Securities, Short-Term Bond, Short-Term Income, Tax-Exempt Bond I, and Ultra Short Bond) pay their net investment income on an annual basis. The payment date is the last business day of the year.

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


Principal Investors Fund                   DIVIDENDS AND DISTRIBUTIONS       181
www.PrincipalFunds.com

Dividend and capital gain distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be paid in cash, if the amount is $10 or more.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

The Tax Exempt Bond Fund I intends to distribute income that is exempt from federal income tax but may be subject to state and local income tax. Because the Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or other income taxes, it may make distributions of income that are not exempt from federal and other income tax. Any capital gains distributed by the Fund may be taxable.

The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund. You may ask to have your dividends paid to you monthly in cash. These cash payments are made on the 20th of each month (or previous business day).

The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

The Bond & Mortgage Securities, California Municipal, Government & High Quality Bond, High Yield II, Income, Inflation Protection, Mortgage Securities, Short-Term Bond, Short-Term Income, Tax-Exempt Bond I, and Ultra Short Bond Funds declare dividends of their net investment income each day their shares are priced. Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates, consequently, differences, if any, will be included in the calculation of subsequent dividends. On the last business day of each month the Fund will pay out its accumulated declared dividends. You may ask to have your dividends paid to you in cash. If you do not request cash payments, your monthly dividend payment will be reinvested back into additional shares of the Fund.

NOTES:
- A Fund's payment of income dividends and capital gains has the effect of reducing the share price by the amount of the payment.
- Distributions from a Fund, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax.
- For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.

To the extent that distributions paid by the Funds are comprised of something other than income or capital gains, such as a return of capital, a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com http://www.principalfunds.com/. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and should not be reported for tax purposes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions to IRAs and other retirement accounts. You

 182       TAX CONSIDERATIONS                           Principal Investors Fund
                                                                  1-800-222-5852
should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2009, distributions of investment income properly designated by the Fund as derived from "qualified dividend income" will be taxed at the rates applicable to long-term capital gains.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid "back-up" withholding, which is currently imposed at a rate of 28%.

Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. The Fund's use of derivatives will also affect the amount, timing, and character of the Fund's distributions.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE CALIFORNIA MUNICIPAL, AND TAX-EXEMPT BOND I ("MUNICIPAL FUNDS"). Distributions designated as "exempt-interest dividends" by any of the Municipal Funds are generally not subject to federal income tax. However, if you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in one of these Funds may have on the federal taxation of your benefits. In addition, an investment in one of these Funds may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. Each of the Municipal Funds may invest a portion of its assets in securities that generate income that is not exempt from federal (or state and local) income tax. Income exempt from federal tax may be subject to state and local income tax. In addition, any capital gains distributed by these Funds will be taxable as described above.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE CALIFORNIA MUNICIPAL FUND. A portion of the dividends paid by the California Municipal Fund may be exempt from California State personal income tax, but not from California State franchise tax or California State corporate income tax. Corporate taxpayers should consult their tax advisor concerning the California state tax treatment of investments in this Fund.

The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.


Principal Investors Fund                            TAX CONSIDERATIONS       183
www.PrincipalFunds.com

DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION

Each of the Funds has adopted a 12b-1 Plan for the Class A (except the Money Market Fund), Class B, and Class C shares of the Fund. Under the 12b-1 Plans, each Fund may make payments from its assets attributable to the particular share class to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The fund Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plan at the time the Board directs the implementation of the closure of the fund. Because Rule 12b-1 fees are ongoing fees, over time they will increase the cost of an investment in the Funds and may cost more than paying other types of sales charges.

The Distributor for Principal Investors Fund is Principal Funds Distributor, a wholly owned subsidiary of PFG. The term "Distributor" as used in this section refers to Principal Funds Distributor.

The maximum annual Rule 12b-1 distribution and/or service fee (as a percentage of average daily net assets) for each of the above classes of the Funds are set forth below:

 SHARE CLASS                              MAXIMUM ANNUALIZED RULE 12B-1 FEE
 -----------                              ---------------------------------
  Class A(1)    0.25% (0.15% for LargeCap S&P 500 Index, Short-Term Bond, and Ultra Short Bond Funds)
  Class B                                               1.00%
  Class C                                               1.00%


--------

(1) Class A shares of the Money Market Funds are not subject to Rule 12b-1 fees.

Service Fees. The Distributor may pay service fees to dealers and other intermediaries at the annual rate of 0.25% of the average daily net assets of such shares for which they are the dealers of record (0.15% for Class A shares of LargeCap S&P 500 Index, Short-Term Bond, and Ultra Short Bond Funds). Generally, to receive service fees from the Distributor, dealers or other intermediaries must be the dealer of record for shares with average daily net assets of at least $100,000. Generally, Class A shares must be held for three months before these fees are paid. In the case of Class B and C shares, generally these fees are not paid until such shares have been held for twelve months.

Distribution Fees. The proceeds from the Rule 12b-1 distribution fees paid by Class B and C shareholders, together with any applicable sales charge, are paid to the Distributor. The Distributor generally uses distribution fees to finance any activity that is primarily intended to result in the sale of shares. Examples of such expenses include compensation to salespeople, including ongoing commissions payments for class C shares, and selected dealers (including financing the commission paid to the dealer at the time of the sale), printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars.

PAYMENTS TO INVESTMENT REPRESENTATIVES AND THEIR FIRMS. Financial intermediaries market and sell shares of the Funds. These financial intermediaries receive compensation from the Distributor and its affiliates for selling shares of the Funds and/or providing services to the Funds' shareholders. Financial intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Investment Representatives who deal with investors on an individual basis are typically associated with a financial intermediary. The Distributor and its affiliates may fund this compensation from various sources, including any sales charge and/or Rule 12b-1 Plan fee that the shareholder or the Funds pay to the Distributor. Individual Investment Representatives may receive some or all of the amounts paid to the financial intermediary with which he or she is associated.

COMMISSIONS, FINDERS' FEES, AND ONGOING PAYMENTS. In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by the Distributor to financial intermediaries selling Class A shares. The Distributor may pay these financial intermediaries a finders' fee of up to 1.00% on purchases of $1,000,000 or more, excluding purchases by qualified retirement plans in omnibus accounts which are not subject to initial sales charges. See immediately below for details. See "Choosing a Share Class" for more details. Additionally, the Distributor generally makes ongoing payments to your financial intermediary for services provided to you at an annual rate of up to 0.25% of average net assets attributable to your investment in Class A shares.


 184       DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION  Principal Investors
                                                                            Fund
                                                                  1-800-222-5852

The Distributor may pay financial intermediaries a finders' fee on initial investments by qualified retirement plans in omnibus accounts, which are not subject to initial sales charges, provided the selling intermediary notifies the Distributor within 90 days of the initial purchase that the transaction is eligible for the payment of a finders' fee. The finders' fee on initial investments of $500,000 to $3,000,000 may be in an amount of up to 1% of the initial purchase. Initial investments by qualified retirement plans in omnibus accounts over $3,000,000 may be eligible for a finders' fee in accordance with the schedule determined by the Distributor but shall not be paid a fee greater than 1.00% of the initial amount. Initial investments include transfers, rollovers and other lump sum purchases, excluding ongoing systematic investments, made within 90 days of the initial funding of the account. The dealer shall, upon request by the Distributor provided within 90 days of the triggering event, refund the finders' fee to the Distributor if assets are liquidated within 12 months of the initial purchase or trading restrictions are placed on the account in accordance with the Funds' frequent trading policy.

In the case of Class B shares, the Distributor will pay, at the time of your purchase, a commission to your financial intermediary in an amount equal to 4.00% of your investment. Additionally, the Distributor generally makes ongoing payments to your financial intermediary for services provided to you at an annual rate of 0.25% of average net assets attributable to your investment in Class B shares.

In the case of Class C shares, the Distributor will pay, at the time of your purchase, a commission to your financial intermediary in an amount equal to 1.00% of your investment. Additionally, the Distributor generally makes ongoing payments to your financial intermediary for distribution and services provided to you at an annual rate of 1.00% of average net assets attributable to your investment in Class C shares.

OTHER PAYMENTS TO INTERMEDIARIES. In addition to the commissions paid at the time of sale, ongoing payments, and the reimbursement of costs associated with education, training and marketing efforts, conferences, seminars, due diligence trip expenses, ticket charges, and other general marketing expenses, some or all of which may be paid to financial intermediaries (and, in turn, to your Investment Representative), the Distributor and its affiliates, at their expense, currently provide additional payments to financial intermediaries that sell shares of the Funds for distribution services. Although payments made to each qualifying financial intermediary in any given year may vary, such payments will generally not exceed (a) 0.25% of the current year's sales of Fund shares by that financial intermediary and/or (b) 0.25% of average daily net assets of Fund shares serviced by that financial intermediary over the year.

A number of factors are considered in determining the amount of these additional payments, including each financial intermediary's Fund sales, assets, and redemption rates as well as the willingness and ability of the financial intermediary to give the Distributor access to its Investment Representatives for educational and marketing purposes. In some cases, financial intermediaries will include the Funds on a "preferred list." The Distributor's goals include making the Investment Representatives who interact with current and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services.

Additionally, the Distributor may provide payments to reimburse directly or indirectly the costs incurred by these financial intermediaries and their associated Investment Representatives in connection with educational seminars and training and marketing efforts related to the Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, and meals. The Distributor may also provide payment or reimbursement for expenses associated with qualifying dealers' conferences, transactions ("ticket") charges, and general marketing expenses.

In connection with the purchase by Principal Management Corporation ("Principal") of WM Advisors, Inc. ("WM Advisors"), the investment advisor to the WM Funds, and WM Advisors' two subsidiaries, WM Funds Distributor, Inc. and WM Shareholder Services, Inc. (the "Transaction"), New American Capital, Inc. and its parent company Washington Mutual, Inc. ("WaMu") have agreed to make certain contingent payments to Principal with respect to each of the first four years following the closing of the Transaction. Such payments must be made if aggregate management fee revenues to Principal and its affiliates from assets under management in funds and other financial products advised by Principal and its affiliates (including the funds covered by this prospectus) (collectively, the "Principal Products") sold through WaMu and its affiliates (including WaMu Investments, a broker-dealer subsidiary of WaMu) fall below certain specified targets during any such year. This could result in up to $30 million being paid by WaMu or

Principal Investors Fund  DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION   185
www.PrincipalFunds.com

New American Capital, Inc. to Principal with respect to each of those four years following the closing of the Transaction. As a result, WaMu Investments (and/or it affiliates) will have an additional incentive to sell Principal Products following the closing of the Transaction.

If one mutual fund sponsor makes greater distribution assistance payments than another, your Investment Representative and his or her financial intermediary may have an incentive to recommend one fund complex over another. Similarly, if your Investment Representative or his or her financial intermediary receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that share class.

Principal also offers revenue sharing payments related to SAM Portfolio shares purchased prior to March 1, 2006, referred to as "Advisor Paid Fees," to all financial intermediaries with active selling agreements with the Distributor. The Advisor Paid Fees are paid at an annual rate of up to 0.50% of the average net assets of Class A and Class B shares of the Portfolios serviced by such intermediaries and an annual rate of up to 0.25% of the average net assets of Class C shares purchased prior to March 1, 2006, of the Portfolios serviced by such intermediaries. These payments are made from Principal's profits and may be passed on to your Investment Representative at the discretion of his or her financial intermediary firm. These payments may have created an incentive for the financial intermediaries and/or Investment Representatives to recommend or offer shares of the Portfolios over other investment alternatives.

Please speak with your Investment Representative to learn more about the total amounts paid to your Investment Representative and his or her financial intermediary by the Funds, the Distributor and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also carefully review disclosures made by your Investment Representative at the time of purchase.

As of the date of the prospectus, the Distributor anticipates that the firms that will receive additional payments for distribution of the Funds (other than commissions paid at the time of sale, ongoing payments, and the reimbursement of cost associated with education, training and marketing efforts, conferences, ticket charges, and other general marketing expenses) include:

Advantage Capital Corporation               Mutual Service Corporation
A.G. Edwards & Sons, Inc.                   National Financial Services Corp.
AIG Financial Advisors, Inc.                National Investors Corporation
American General Securities, Inc.           Oppenheimer & Co., Inc.
American Portfolios Financial               Pacific Select Distributors, Inc.
  Services, Inc.
Ameriprise Financial Services               Pershing
  Corp.
Associated Financial Group                  ProEquities, Inc.
Charles Schwab & Co., Inc.                  Prospera Financial Services, Inc.
Citigroup Global Markets, Inc.              Prudential Investment Management
                                            Services, LLC
Commonwealth Financial Network              Raymond James & Associates, Inc.
Farmers Financial Solutions, LLC            Raymond James Financial Services, Inc.
FFP Securities, Inc.                        RBC Dain Rauscher, Inc.
FSC Securities Corporation                  Robert W. Baird & Company, Inc.
G.A. Repple & Company                       Royal Alliance Associates, Inc.
H. Beck, Inc.                               Scottrade, Inc.
Investacorp, Inc.                           Securities America, Inc.
Investment Advisors & Consultants,          Southwest Securities, Inc.
  Inc.
Janney Montgomery Scott, LLC                Triad Advisors, Inc.
Jefferson Pilot Securities                  UBS Financial Services, Inc.
  Corporation
Lincoln Financial Advisors Corp.            United Planners' Financial Services of
                                            America
Linsco/Private Ledger Corp.                 Wachovia Securities, LLC
McDonald Investments, Inc.                  WaMu Investments
Merrill Lynch, Pierce, Fenner &             Waterstone Financial Group, Inc.
  Smith Inc.
Morgan Stanley DW, Inc.


To obtain a current list of such firms, call 1-800-222-5852.


 186       DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION  Principal Investors
                                                                            Fund
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Although a Fund may use brokers who sell shares of the Funds to effect portfolio transactions, the sale of shares is not considered as a factor by the Fund's Sub-Advisors when selecting brokers to effect portfolio transactions.

Your financial intermediary may charge fees and commissions, including processing fees, in addition to those described in this prospectus. The amount and applicability of any such fee is determined and disclosed separately by the financial intermediary. You should ask your Investment Representative for information about any fees and/or commissions that are charged.

TRANSFER AGENCY AND RETIREMENT PLAN SERVICES. Principal Shareholder Services, Inc. acts as the transfer agent for the Funds. As such, it registers the transfer, issuance, and redemption of fund shares and disburses dividends and other distributions to fund shareholders.

Many fund shares are owned by financial intermediaries for the benefit of their customers. In those cases, the funds often do not maintain an account for these investors. Thus, some or all of the transfer agency functions for these accounts are performed by the financial intermediaries. The transfer agent may pay these financial intermediaries fees for sub-transfer agency and/or related recordkeeping services. Retirement plans may also hold fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries that sell shares of the funds, may be paid additional amounts. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Distributor for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

The amounts paid to financial intermediaries and plan recordkeepers for sub-transfer agency and recordkeeping services, and their related service requirements may vary across fund groups and share classes. This may create an incentive for financial intermediaries and their Investment Representatives to recommend one fund complex over another or one class of shares over another.

FUND ACCOUNT INFORMATION

PROCEDURES FOR OPENING AN ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity on a timely basis, we may close your account or take such other action as we deem appropriate.

Accounts with foreign addresses cannot be established. If an existing shareholder with a U.S. address moves to a foreign location and updates the address on the shareholder's account, we are unable to process any purchases or exchanges on that account.

ORDERS PLACED BY INTERMEDIARIES
Principal Investors Fund may have an agreement with your intermediary, such as a broker-dealer, third party administrator or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries ("sub-designees") to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next public offering price it computes after your intermediary or sub-designee received your order. NOTE: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.


Principal Investors Fund                      FUND ACCOUNT INFORMATION       187
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STATEMENTS
You will receive quarterly statements for the Funds you own. The quarterly statements provide the number and value of shares you own, transactions during the period, dividends declared or paid, and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell, or exchange shares in the Principal Investors Fund, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other important information.

Certain purchases and sales are only included on your quarterly statement. These include accounts:
- when the only activity during the quarter:
  - is purchase of shares from reinvested dividends and/or capital gains,
  - are purchases under an Automatic Investment Plan,
  - are sales under a systematic withdrawal plan,
  - are purchases or sales under an automatic exchange election, or
  - conversion of Class B shares into Class A shares;
- used to fund certain individual retirement or individual pension plans; or
- established under a payroll deduction plan.

If you need information about your account(s) at other times, you may call us using the telephone number included on your account statement or access your account on the internet.

SIGNATURE GUARANTEES
Certain transactions require a Medallion Signature Guarantee, unless specifically waived by the Fund's transfer agent. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm which participates in a Medallion program recognized by the Securities Transfer Association. A signature guarantee by a notary public or savings bank is not acceptable. Signature guarantees are required:
- if you sell more than $100,000 (in the aggregate) from the Funds;
- if a sales proceeds check is payable to other than the account shareholder(s), Principal Life, or Principal Bank;
- to change ownership of an account;
- to add wire or ACH redemption privileges to a U.S. bank account not previously authorized.
- to change bank account information designated under an existing telephone withdrawal plan;
- to exchange or transfer among accounts with different ownership; and
- to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 30 days.

SPECIAL PLANS
The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, systematic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the sales charge or contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

MINIMUM ACCOUNT BALANCE
Generally, the Funds do not have a minimum required balance. Because of the disproportional high cost of maintaining small accounts, the Funds reserve the right to set a minimum and sell all shares in an account with a value of $1,000 or less. The sales proceeds would then be mailed to you. These involuntary sales will not be triggered just by market conditions. If the Funds exercise this right, you will be notified that the redemption is going to be made. You will have 30 days to make an additional investment and bring your account up to the required minimum. The Funds reserve the right to increase the required minimum.


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TELEPHONE AND INTERNET INSTRUCTIONS
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a password (Personal Identification Number) for internet instructions, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.), and sending written confirmation to the shareholder's address of record.

If you elect telephone privileges, instructions regarding your account(s) may be given to us via the telephone or internet. Your instructions:
- may be given by calling us at the telephone number provided on your account statements between 7 a.m. and 7 p.m. Central Time on any day that the NYSE is open;
- may be given by accessing our website (for security purposes you need a user name and password to use any of the internet services, including viewing your account information on-line. If you don't have a user name or password, you may obtain one at our website). Note: only certain transactions are available on-line.
- must be received in good order at our transaction processing center in Canton, Massachusetts, in their entirety, by us before the close of the NYSE (generally 3:00 p.m. Central Time) to be effective the day of your request;
- are effective the next business day if not received until after the close of the NYSE; and
- may be given to your Investment Representative who will in turn contact us with your instructions (Princor registered representatives may only convey your specific instructions to the Funds' transfer agent; they may not be granted investment discretion).

NOTE: Instructions received from one owner are binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.

HOUSEHOLDING
To avoid sending duplicate copies of materials to households, only one copy of each prospectus, annual and semi-annual report to shareholders will be mailed to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Principal Investors Fund through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Principal Investors Fund at the telephone number provided on your account statement. You may notify the Principal Investors Fund in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

TRANSACTIONS THROUGH FINANCIAL INSTITUTIONS/PROFESSIONALS
Financial institutions and dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual financial institutions or dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectus and SAI. Your financial institution or dealer will provide you with specific information about any processing or service fees you will be charged.

FINANCIAL STATEMENTS
Shareholders will receive an annual financial report for the Funds, audited by the Funds' independent registered public accounting firm, Ernst & Young LLP. They will also receive a semiannual financial report that is unaudited.

PORTFOLIO HOLDINGS INFORMATION

The Fund will publish month-end portfolio holdings information for the Funds described in this Prospectus on the principal.com website and the PrincipalFunds.com website on the last business day of the following month. The

Principal Investors Fund               PORTFOLIO HOLDINGS INFORMATION        189
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information will include all of each Fund's holdings, and may include information regarding the top ten holdings as well. The information will remain on the website until the Fund files portfolio holding information with the SEC for a period that includes the date on which the holdings are published on the websites. Also, from time to time, information relating to the impact of specific events, such as national disasters, corporate debt defaults, or similar events, on a Fund's portfolio will be published on the website. In addition, composite portfolio holdings information for the Money Market Fund is published each week as of the prior week on the principalglobal.com website.

Third parties who need portfolio holdings information to provide services to the Funds may be provided such information prior to its posting on the website, solely for legitimate business purposes and subject to confidentiality agreements. A description of the Funds' policies and procedures with respect to the disclosure of the portfolio securities is available in the Funds' Statement of Additional Information.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund's financial statements, is included in Principal Investors Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2006, which is available upon request, and incorporated by reference into the SAI.

To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-222-5852.

THE FINANCIAL HIGHLIGHTS WILL BE ADDED BY AMENDMENT


ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated February 29, 2008, which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Statement of Additional Information and the Fund's annual and semiannual reports can be obtained free of charge by writing Principal Funds Distributor, Inc., P.O. Box 8024, Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semiannual reports available, free of charge, on our website PrincipalFunds.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

                Principal Investors Fund, Inc. SEC File 811-07572


 190       ADDITIONAL INFORMATION                       Principal Investors Fund
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APPENDIX A

SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. Factors that may adversely affect a particular Fund as a whole are called "principal risks." The principal risks of investing in the Funds are stated above as to each Fund in the Fund's description. Each of these risks is summarized below. The first four risks described below - credit and counterparty risk, liquidity risk, management risk, and market risk - apply to all the Funds. The remaining risks apply to certain of the Funds as described previously. Additional information about the Funds, their investments, and the related risks is located under "Certain Investment Strategies and Related Risks" and in the Statement of Additional Information.

RISKS COMMON TO ALL OF THE FUNDS

CREDIT AND COUNTERPARTY RISK
Each of the funds is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

LIQUIDITY RISK
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGEMENT RISK
Each of the funds is actively managed by its investment advisor or sub-advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub-advisor(s) to make investment decisions that are suited to achieving the fund's investment objective. If the advisor's or sub-advisor(s)' strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

MARKET RISK
The value of a fund's portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

ADDITIONAL RISKS APPLICABLE TO CERTAIN FUNDS

ACTIVE TRADING RISK
A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund's brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

DERIVATIVES RISK
Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund's use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.


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EMERGING MARKET RISK
Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

EQUITY SECURITIES RISK
Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

EURODOLLAR AND YANKEE OBLIGATIONS RISK
Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that a foreign government will not let U.S. dollar-denominated assets leave the country, the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and adverse political or economic developments will affect investments in a foreign country.

EXCHANGE RATE RISK
Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds' foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

FIXED-INCOME SECURITIES RISK
Fixed-income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

FOREIGN SECURITIES RISK
Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund's investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

GEOGRAPHIC CONCENTRATION RISK
Funds that invest significant portions of their assets in concentrated geographic areas such as a particular state or region of the U.S. have more exposure to local or regional economic risks than funds that invest more broadly.


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GROWTH STOCK RISK
Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A fund's strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

HIGH YIELD SECURITIES RISK
Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." While these securities generally provide greater income potential than investments in higher rated fixed-income securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt. High yield securities generally involve greater price volatility and may be less liquid than higher rated fixed-income securities. High yield securities are considered speculative by the major credit rating agencies.

INITIAL PUBLIC OFFERINGS ("IPOS") RISK
There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

INVESTMENT COMPANY SECURITIES RISK
Certain funds invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including investment advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities.

MARKET SEGMENT RISK
Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:
- MidCap: A fund's strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.
- LargeCap: A fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.
- SmallCap: A fund's strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

MID CAP STOCK RISK
Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

MUNICIPAL SECURITIES RISK
Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of funds investing in such securities. Funds that invest in municipal securities are also subject to the risk that some or all of the interest they receive from such securities might become taxable by law or determined by the Internal Revenue Service (or the relevant state's tax authority) to be taxable, in which event the value of such funds' investments would likely decline.


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NON-DIVERSIFICATION RISK
A fund that is non-diversified may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect the fund's performance.

PORTFOLIO DURATION RISK
Portfolio duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

PREPAYMENT RISK
Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

REAL ESTATE SECURITIES RISK
Real estate investment trusts ("REITs") or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependent on management skills and generally are not diversified. Equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage
REITs:
- may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
- may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments);
- are subject to cash flow dependency and defaults by borrowers; and
- could fail to qualify for tax-free pass-through of income under the Internal Revenue Code.

SECTOR RISK
When a fund's investments are concentrated in a particular industry or sector of the economy (e.g., real estate, technology, financial services), they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. Funds concentrating in a particular industry sector tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. A fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting that industry or sector.

SECURITIES LENDING
The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

SMALL COMPANY RISK
Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

UNDERLYING FUND RISK
The Principal LifeTime Funds and the Strategic Asset Management ("SAM") Portfolios operate as funds of funds and invest principally in underlying funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These

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transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expenses for that fund.

Principal is the Manager of the Principal LifeTime Funds, SAM Portfolios, and each of the underlying Funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub-Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2006.

                            PRINCIPAL LIFETIME FUNDS

                                                                                            PRINCIPAL
                                     PRINCIPAL  PRINCIPAL  PRINCIPAL  PRINCIPAL  PRINCIPAL   LIFETIME
                                      LIFETIME   LIFETIME   LIFETIME   LIFETIME   LIFETIME  STRATEGIC
        UNDERLYING FUND                 2010       2020       2030       2040       2050      INCOME   TOTAL
        ---------------              ---------  ---------  ---------  ---------  ---------  ---------  -----
Bond & Mortgage Securities             16.87%     23.70%     13.86%      4.38%      1.11%      7.61%   67.54%
Disciplined LargeCap Blend             10.16      27.92      25.91      12.99       6.55       1.96    85.49
Inflation Protection                    7.23                                                   4.32    11.55
International Emerging Markets          2.21       5.82       5.67       2.45       1.12               17.28
International Growth                    5.01      14.89      15.65       7.46       4.00       1.17    48.18
LargeCap Growth                         4.66      11.72      11.69       6.35       3.12       0.99    38.53
LargeCap Value                          4.38      11.09      11.32       6.21       2.92       0.94    36.85
Partners International                  1.55       3.26       3.18       1.68       0.81       0.27    10.75
Partners LargeCap Blend I               3.30      10.50       8.72       4.39       2.17       0.76    29.84
Partners LargeCap Growth I              1.13       2.17       2.42       1.46       0.66       0.20     8.05
Partners LargeCap Growth II             3.54       9.07       9.05       4.97       2.36       0.68    29.68
Partners LargeCap Value                 2.08       5.03       5.06       2.71       1.38       0.44    16.69
Partners LargeCap Value I               1.40       3.31       3.33       1.62       0.80               10.45
Partners MidCap Growth                             1.75       2.18       1.10       0.61                5.64
Partners MidCap Value I                            1.12       1.39       0.70       0.39                3.60
Partners SmallCap Growth I                                    6.45       4.66       2.60               13.71
Partners SmallCap Growth III            2.36      13.51      13.60       7.71       4.14               41.33
Partners SmallCap Value I                                     1.74       1.26       0.78                3.78
Preferred Securities                   16.04      29.94      16.44       4.98       1.51       6.60    75.51
Real Estate Securities                  6.82      12.50       8.56       2.68       0.66       2.04    33.26
SmallCap S&P 600 Index                 10.03      11.45       9.11       5.08       2.22       2.22    40.11
SmallCap Value                          2.66      14.16      14.47       8.18       4.41               43.89
Ultra Short Bond                       31.81                                                  30.57    62.38




Principal Investors Fund                                    APPENDIX A       195
www.PrincipalFunds.com

The following table shows the percentage of the outstanding shares of the Underlying Funds owned by the SAM Portfolios as of October 31, 2006.

                    STRATEGIC ASSET MANAGEMENT PORTFOLIOS(1)

                                              FLEXIBLE  CONSERVATIVE            CONSERVATIVE  STRATEGIC
              UNDERLYING FUND                  INCOME     BALANCED    BALANCED     GROWTH       GROWTH   TOTAL
              ---------------                 --------  ------------  --------  ------------  ---------  -----
      REIT Fund                                  1.87%       2.85%      30.86%      33.33%      20.35%   89.26%
      Equity Income Fund                         1.05        1.56       15.06       16.28       10.55    44.50
      Growth & Income Fund                       2.29        2.25       24.33       26.28       17.08    72.23
      West Coast Equity Fund                     0.59        1.33       14.44       15.36       10.65    42.37
      Mid Cap Stock Fund                         2.53        2.25       24.25       25.50       19.09    73.62
      Growth Fund                                2.65        2.68       30.98       31.32       22.45    90.08
      Small Cap Value Fund                       3.17        2.58       31.01       34.95       22.92    94.63
      Small Cap Growth Fund                      2.40        1.87       22.60       25.72       16.91    69.50
      International Growth Fund                              2.85       31.54       31.83       22.33    88.55
      Short Term Income Fund                    42.88       15.20       18.55                            76.63
      U.S. Government Securities Fund           15.77        9.88       46.79       16.36                88.80
      Income Fund                               17.72        9.47       39.71       12.24                79.14
      High Yield Fund                            4.97        3.25       18.66        8.43        8.25    43.56



 (1) Each of the Strategic Asset Management Portfolios and each of the underlying funds in the table below began operations on January 12, 2007. Each is a successor fund to a portfolio managed by WM Advisors prior to that date.

One or more of the SAM Portfolios intend to invest in the Diversified International, Disciplined LargeCap Blend, Equity Income I, LargeCap Growth, SmallCap Growth, and SmallCap Value Funds, and may acquire a significant percentage of the underlying funds' outstanding shares.

U.S. GOVERNMENT SECURITIES RISK
U.S. government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of a fund's securities do not affect interest income on securities already held by the fund but are reflected in the fund's price per share. Since the magnitude of these fluctuations generally is greater at times when a fund's average maturity is longer, under certain market conditions a fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

U.S. GOVERNMENT SPONSORED SECURITIES RISK
A fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

VALUE STOCK RISK
A fund's investments in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. A fund's strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.


 196       APPENDIX A                                   Principal Investors Fund
                                                                  1-800-222-5852

APPENDIX B

DEFINITIONS OF THE INDICES REFERENCED IN THIS PROSPECTUS

The performance tables included in the prospectus provide performance information of various indices. These indices are described in this appendix. An investment cannot be made directly in the indices and the indices' performance figures do not include any commissions or sales charges that would be paid by investors purchasing the securities represented by the indices.

6 MONTH LIBOR (LONDON INTERBANK OFFERED RATE) INDEX is an average of the interest rate of U.S. dollar deposits, known as Eurodollars, of a stated maturity.

CITIGROUP BROAD MARKET (BMI) GLOBAL EX-US INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of US $100 million and above.

CITIGROUP BROAD INVESTMENT-GRADE BOND INDEX measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities, and includes institutionally traded U.S. Treasury, government-sponsored, mortgage-backed, asset-backed, and investment-grade securities.

CITIGROUP BROAD INVESTMENT-GRADE CREDIT 1-3 YEARS INDEX measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities, with maturities between 1 and 3 years. Indices are unmanaged and individuals cannot invest directly in an index. Index performance information reflects no deduction for fees, expenses, or taxes.

CITIGROUP U.S. HIGH YIELD MARKET CAPPED INDEX uses the U.S. High Yield Market Index as its foundation, imposing a cap on the par amount of each issuer at US $5 billion.

CITIGROUP MORTGAGE INDEX represents the mortgage-backed securities component of Citigroup's Broad Investment-Grade Bond Index. It consists of 30- and 15-year agency-issued (Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC")) pass-through securities as well as FNMA and FHLMC balloon mortgages.

CITIGROUP WORLD EX-US BROAD MARKET (BMI) GROWTH INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with growth characteristics and an available free float market cap of US $100 million and above.

LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

LEHMAN BROTHERS 1-3 GOVERNMENT/CREDIT BOND INDEX represents a combination of the Government and Corporate Bond indices with maturities between one and three years.

LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities
(MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA, and FHLMC.

LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.


Principal Investors Fund                                    APPENDIX B       197
www.PrincipalFunds.com

LEHMAN BROTHERS U.S. TREASURY BELLWETHERS 3 MONTH INDEX is composed of public obligations of the U.S. Treasury with a maturity of three months.

LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged index of investment-grade, tax-exempt bonds which have been issued within the last five years and which have at least one year to maturity.

LEHMAN BROTHERS U.S. TREASURY TIPS (TREASURY INFLATION PROTECTION SECURITIES) INDEX is an unmanaged index of inflation-protected U.S. Treasury securities that will mature in one year or longer.

MERRILL LYNCH HYBRID PREFERRED SECURITIES INDEX is an unmanaged index of investment grade, exchange-traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD INDEX (ACWI) EX-US is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the US.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is an unmanaged index that measures the stock returns of companies in 26 developing countries.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) US REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD EX US GROWTH INDEX measures global developed market equity performance of growth securities outside of the United States. It is comprised of half the securities in the MSCI World ex U.S. Index, with half of the market capitalization of each country index in the Growth Index (the other half is in the Value Index).

MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.

MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY AVERAGE is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.

MORNINGSTAR FOREIGN LARGE BLEND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.

MORNINGSTAR FOREIGN LARGE GROWTH CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.

MORNINGSTAR HIGH YIELD BOND CATEGORY consists of High-Yield bond funds which concentrate on lower-quality bonds. These funds generally offer higher yields than other types of funds - but they are also more vulnerable to economic and credit risk.

MORNINGSTAR INFLATION PROTECTED BOND CATEGORY primarily invest in fixed-income securities that increase coupon and/or principal payments at the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer of these types of securities. Most of these portfolios buy bonds with intermediate- to long-term maturities.


 198       APPENDIX B                                   Principal Investors Fund
                                                                  1-800-222-5852

MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.

MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY AVERAGE is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.

MORNINGSTAR LARGE BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

MORNINGSTAR LARGE GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.

MORNINGSTAR LARGE VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more stable stock prices.

MORNINGSTAR LONG-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of long-term bond mutual funds that have average durations that exceed six years. Most of them hold some portion of assets in corporate bonds, either investment-grade or high-yield issues, or both.

MORNINGSTAR MID-CAP BLEND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

MORNINGSTAR MID-CAP GROWTH CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.

MORNINGSTAR MID-CAP VALUE CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.

MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.

MORNINGSTAR MUNI CALIFORNIA LONG CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that have durations of more than seven years (or, if duration is unavailable, average maturities of more than 12 years).

MORNINGSTAR MUNI NATIONAL LONG CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in municipal bonds with maturities of 10 years or more that are issued by various state and local governments to fund public projects and are free from federal taxes.

MORNINGSTAR SHORT-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt which have durations between 1 and 3.5 years.

MORNINGSTAR SMALL BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.


Principal Investors Fund                                    APPENDIX B       199
www.PrincipalFunds.com

MORNINGSTAR SMALL GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.

MORNINGSTAR SMALL VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.

MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.

MORNINGSTAR TARGET DATE CATEGORY portfolios provide diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. These portfolios get more conservative as the goal date approaches by investing more in bonds and cash. Investment managers structure these portfolios differently; two funds with the same goal year may have different allocations to equities and therefore different levels of return and risk.

MORNINGSTAR ULTRA-SHORT BOND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of bond mutual funds that invest primarily in investment-grade U.S. fixed-income issues and have durations of less than one year.

RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.

RUSSELL 1000 VALUE INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.

RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.

RUSSELL 2000 INDEX is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.

RUSSELL 2000 VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 3000 INDEX is an unmanaged index that is the combination of Russell 1000 Index and the Russell 2000 Index.

RUSSELL MIDCAP INDEX is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.

RUSSELL MIDCAP GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.

RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.

S&P 500 STOCK INDEX (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility, and transportation companies.


 200       APPENDIX B                                   Principal Investors Fund
                                                                  1-800-222-5852

S&P 500/CITIGROUP VALUE INDEX is a float-adjusted market-capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the value end of the growth-value spectrum. Until December 16, 2005, when Standard & Poor's changed the name of the index and its calculation methodology, the index was called the S&P 500/Barra Value Index.

S&P MIDCAP 400 INDEX is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.


Principal Investors Fund                                    APPENDIX B       201
www.PrincipalFunds.com

                         PRINCIPAL INVESTORS FUND, INC.

                         ADVISORS SIGNATURE CLASS SHARES

                          ADVISORS SELECT CLASS SHARES

                         ADVISORS PREFERRED CLASS SHARES

                               SELECT CLASS SHARES

                             PREFERRED CLASS SHARES

                The date of this Prospectus is February 29, 2008.

 As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                                TABLE OF CONTENTS


Risk/Return Summary..............................................................    5

LARGECAP US EQUITY FUNDS.........................................................    9

  Disciplined LargeCap Blend Fund................................................    9

  LargeCap Growth Fund...........................................................   12

  LargeCap S&P 500 Index Fund....................................................   14

  LargeCap Value Fund............................................................   17

  Partners LargeCap Blend Fund...................................................   20

  Partners LargeCap Blend Fund I.................................................   23

  Partners LargeCap Growth Fund I................................................   25

  Partners LargeCap Growth Fund II...............................................   28

  Partners LargeCap Value Fund...................................................   31

  Partners LargeCap Value Fund I.................................................   34

  Partners LargeCap Value Fund II................................................   36

SMALL/MIDCAP US EQUITY FUNDS.....................................................   39

  MidCap Blend Fund..............................................................   39

  MidCap Growth Fund.............................................................   42

  MidCap S&P 400 Index Fund......................................................   44

  MidCap Value Fund..............................................................   47

  Partners MidCap Growth Fund....................................................   50

  Partners MidCap Growth Fund I..................................................   53

  Partners MidCap Growth Fund II.................................................   56

  Partners MidCap Value Fund.....................................................   59

  Partners MidCap Value Fund I...................................................   62

  Partners SmallCap Blend Fund...................................................   65

  Partners SmallCap Growth Fund I................................................   67

  Partners SmallCap Growth Fund II...............................................   70

  Partners SmallCap Growth Fund III..............................................   73

  Partners SmallCap Value Fund...................................................   76

  Partners SmallCap Value Fund I.................................................   79

  Partners SmallCap Value Fund II................................................   82

  SmallCap Blend Fund............................................................   85

  SmallCap Growth Fund...........................................................   88

  SmallCap S&P 600 Index Fund....................................................   91

  SmallCap Value Fund............................................................   94

 2                                                      Principal Investors Fund
                                                                  1-800-547-7754


INTERNATIONAL EQUITY FUNDS.......................................................   96

  Diversified International Fund.................................................   96

  International Emerging Markets Fund............................................   99

  International Growth Fund......................................................  102

  Partners Global Equity Fund....................................................  105

  Partners International Fund....................................................  108

REAL ESTATE FUND.................................................................  111

  Real Estate Securities Fund....................................................  111

BALANCED/ASSET ALLOCATION FUNDS..................................................  114

  Principal LifeTime Funds.......................................................  114

     Principal LifeTime Strategic Income Fund....................................  117

     Principal LifeTime 2010 Fund................................................  118

     Principal LifeTime 2015 Fund................................................  119

     Principal LifeTime 2020 Fund................................................  120

     Principal LifeTime 2025 Fund................................................  121

     Principal LifeTime 2030 Fund................................................  122

     Principal LifeTime 2035 Fund................................................  123

     Principal LifeTime 2040 Fund................................................  124

     Principal LifeTime 2045 Fund................................................  125

     Principal LifeTime 2050 Fund................................................  126

     Principal LifeTime 2055 Fund................................................  127

  Strategic Asset Management Portfolios..........................................  132

     Flexible Income Portfolio...................................................  135

     Conservative Balanced Portfolio.............................................  136

     Balanced Portfolio..........................................................  137

     Conservative Growth Portfolio...............................................  138

     Strategic Growth Portfolio..................................................  139

SHORT-TERM FIXED INCOME FUNDS....................................................  147

  Money Market Fund..............................................................  147

  Short-Term Bond Fund...........................................................  150

  Ultra Short Bond Fund..........................................................  153

FIXED INCOME FUNDS...............................................................  156

  Bond & Mortgage Securities Fund................................................  156

  Government & High Quality Bond Fund............................................  159

  High Quality Intermediate-Term Bond Fund.......................................  161

  Inflation Protection Fund......................................................  164

  Preferred Securities Fund......................................................  167

Principal Investors Fund                                                       3
www.principal.com


The Costs of Investing...........................................................  170

Distribution Plans and Intermediary Compensation.................................  170

Certain Investment Strategies and Related Risks..................................  173

Management of the Funds..........................................................  180

Pricing of Fund Shares...........................................................  207

Purchase of Fund Shares..........................................................  208

Redemption of Fund Shares........................................................  208

Exchange of Fund Shares..........................................................  209

Frequent Purchases and Redemptions...............................................  209

Dividends and Distributions......................................................  210

Fund Account Information.........................................................  211

Portfolio Holdings Information...................................................  212

Financial Highlights.............................................................  212

Additional Information...........................................................  213

Appendix A - Summary of Principal Risks..........................................  214

Appendix B - Definitions of the Indices Referenced in this Prospectus............  220

Appendix C - Related Performance of the Sub-Advisors.............................  224




 4                                                      Principal Investors Fund
                                                                  1-800-547-7754

RISK/RETURN SUMMARY

Principal Investors Fund, Inc. is comprised of seventy-two investment portfolios, sixty-one of which (together, the "Funds") are offered through this prospectus ("Funds"). Princor Financial Services Corporation* ("Princor") is the Fund's principal underwriter for Advisors Signature, Advisors Select, Advisors Preferred, Select and Preferred Class shares. Principal Management Corporation* ("Principal"), the manager of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund. Principal has selected one or more Sub-Advisors for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected.

Principal Investors Funds, Inc. will be changing its name to Principal Funds, Inc. effective June 16, 2008.

The Sub-Advisors and the Funds each sub-advises are:

      SUB-ADVISOR                                       FUND(S)
      -----------                                       -------
      AllianceBernstein, L.P.                           Partners LargeCap Value
                                                        Partners SmallCap Growth I

      American Century Investment Management, Inc.      Partners LargeCap Growth II
                                                        Partners LargeCap Value II

      Ark Asset Management Co., Inc.                    Partners SmallCap Value

      Barrow, Hanley, Mewhinney & Strauss, Inc.         MidCap Value

      Columbus Circle Investors*                        LargeCap Growth
                                                        MidCap Growth
                                                        Partners SmallCap Growth III

      Dimensional Fund Advisors                         Partners SmallCap Value II

      Edge Asset Management, Inc.*                      Strategic Asset Management
                                                        Portfolios

      Emerald Advisers, Inc.                            Partners SmallCap Growth II

      Essex Investment Management Company, LLC          Partners SmallCap Growth II

      Goldman Sachs Asset Management LP                 Partners LargeCap Blend I
                                                        Partners MidCap Value I

      J.P. Morgan Investment Management, Inc.           Partners Global Equity
                                                        Partners SmallCap Value I

      Jacobs Levy Equity Management, Inc.               Partners MidCap Growth II
                                                        Partners MidCap Value

      Los Angeles Capital Management and Equity         Partners MidCap Value I
        Research, Inc.
                                                        Partners SmallCap Value

      MacKay Shields LLC                                Partners MidCap Growth II

      Mazama Capital Management, Inc.                   Partners SmallCap Growth III

      Mellon Equity Associates, LLP                     Partners MidCap Growth I
                                                        Partners SmallCap Blend
                                                        Partners SmallCap Value I

      Neuberger Berman Management Inc.                  Partners MidCap Value

Principal Investors Fund                             RISK/RETURN SUMMARY       5
www.principal.com

      SUB-ADVISOR                                       FUND(S)
      -----------                                       -------

      Principal Global Investors, LLC*                  Bond & Mortgage Securities
                                                        Disciplined LargeCap Blend
                                                        Diversified International
                                                        Government & High Quality Bond
                                                        High Quality Intermediate-Term Bond
                                                        Inflation Protection
                                                        International Emerging Markets
                                                        International Growth
                                                        LargeCap S&P 500 Index
                                                        LargeCap Value
                                                        MidCap Blend
                                                        MidCap S&P 400 Index
                                                        MidCap Value
                                                        Money Market
                                                        Principal LifeTime Funds
                                                        Short-Term Bond
                                                        SmallCap Blend
                                                        SmallCap Growth
                                                        SmallCap S&P 600 Index
                                                        SmallCap Value
                                                        Ultra Short Bond

      Principal Real Estate Investors, LLC*             Real Estate Securities

      Pyramis Global Advisors, LLC                      Partners International

      Spectrum Asset Management, Inc.*                  Preferred Securities

      T. Rowe Price Associates, Inc.                    Partners LargeCap Blend
                                                        Partners LargeCap Growth I

      Turner Investment Partners, LLC                   Partners MidCap Growth

      UBS Global Asset Management (Americas) Inc.       Partners LargeCap Value I
                                                        Partners SmallCap Growth II

      Vaughan Nelson Investment Management, LP          Partners SmallCap Value II



 * Principal Management Corporation; Columbus Circle Investors; Edge Asset Management, Inc.; Principal Global Investors, LLC; Principal Real Estate Investors, LLC; Princor Financial Services Corporation; and Spectrum Asset Management, Inc. are affiliates of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group(R).

Pursuant to an Agreement and Plan of Reorganization with WM Strategic Asset Management Portfolios, LLC (the "SAM Portfolios"), Principal Investors Fund acquired substantially all the assets of each of the SAM Portfolios effective January 12, 2007 (the "Reorganization Date") (the "WM Reorganization"). WM Advisors, Inc. had served as the investment adviser to the SAM Portfolios. The Principal Investors Fund SAM Portfolios commenced operations on the effective date of the WM Reorganization by succeeding to the operations of predecessor SAM Portfolios.

The Funds offer five classes of shares through this prospectus, each of which may be purchased through retirement plans though not all plans offer each Fund. Such plans may impose fees in addition to those charged by the Funds. The services or share classes available to you may vary depending upon how you wish to purchase shares of the Fund. Each share class represents investments in the same portfolio of securities, but each class has its own expense structure, allowing you to choose the class that best meets your situation (not all classes are available to all plans).

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISOR TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.


 6       RISK/RETURN SUMMARY                            Principal Investors Fund
                                                                  1-800-547-7754

In the description for each Fund, there is important information about the
Fund's:

MAIN STRATEGIES AND RISKS
These sections describe each Fund's investment objective and summarize how each Fund intends to achieve its investment objective. The Board of Directors may change a Fund's objective or investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The sections also describe each Fund's primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."

Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions as more fully described under the caption "Certain Investment Strategies and Related Risks-Temporary Defensive Measures."

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to bear investment losses during periods of adverse market conditions. The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. Factors that may adversely affect a particular Fund as a whole are called "principal risks." The principal risks of investing in the Funds are stated as to each Fund in the Fund's description. In addition to the risks identified in each Fund's description, each of the Funds is also subject to credit and counterparty risk, liquidity risk, management risk and market risk. Each Fund is also subject to Underlying Fund Risk to the extent that a Principal LifeTime Fund or SAM Portfolio invests in the Fund. These risks, and each of the other principal risks, are more fully explained in Appendix A to this prospectus.

INVESTMENT RESULTS
A bar chart and a table are included with each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Advisors Select Class's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:
- a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.) and
- an average of the performance of a group of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

Performance for Advisors Signature Class shares for periods prior to the date on which a Fund's Advisors Signature Class shares began operations (as indicated in the tables on the following pages) is based on the performance of the oldest share class of the Fund, either the Institutional Class shares or the Advisors Preferred Class shares, adjusted to reflect the expenses of the Fund's Advisors Signature Class shares. The adjustments result in performance (for the period prior to the effective date of the Advisors Signature Class) that is no higher than the historical performance of the applicable Institutional Class or Advisors Preferred Class shares.

Performance of each share Class of each of the SAM Portfolios is based on the historical performance of the Class A shares of the predecessor SAM Portfolio adjusted to reflect the lack of initial sales charges and current fund operating expenses for each such share Class. The adjustments result in performance for each share Class that is likely to be different than the historical performance of the Class A shares of the predecessor SAM Portfolios.

A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


Principal Investors Fund                             RISK/RETURN SUMMARY       7
www.principal.com

FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown. Your actual costs may be higher or lower.

NOTES:
- No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, Principal, any Sub-Advisor, or Princor.

Effective June 16, 2008, the Fund will change share class names as described below:

                            AS OF
      CURRENT           JUNE 16, 2008
    SHARE CLASS          SHARE CLASS
Advisors Signature            R1
Advisors Select               R2
Advisors Preferred            R3
Select                        R4
Preferred                     R5




 8       RISK/RETURN SUMMARY                            Principal Investors Fund
                                                                  1-800-547-7754

LARGECAP US EQUITY FUNDS

DISCIPLINED LARGECAP BLEND FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Standard & Poor's ("S&P") 500 Index (as of December 31, 2006 this range was between approximately $1.4 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, PGI, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below "fair value" for these stocks will result in investment management success. PGI's investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Underlying Fund Risk
- Active Trading Risk

- Derivatives Risk
- Growth Stock Risk
- Securities Lending Risk

- Market Segment (LargeCap) Risk
- Value Stock Risk




Principal Investors Fund                        LARGECAP US EQUITY FUNDS       9
www.principal.com

PGI has been the Fund's Sub-Advisor since December 30, 2002.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT SHARES)




2003                                                 27.39
2004                                                 12.05
2005                                                  6.34
2006                                                 13.22




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q2 '03   14.82%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q1 '03   -3.50%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   LIFE OF FUND
----------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................     13.06          14.31
ADVISORS SELECT CLASS...........................     13.22          14.48
ADVISORS PREFERRED CLASS........................     13.45          14.71
SELECT CLASS....................................     13.57          14.91
PREFERRED CLASS.................................     13.76          15.06
S&P 500 Index*..................................     15.79          14.74
Morningstar Large Blend Category Average*.......     14.12          14.31



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 30, 2002. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 30, 2002.

 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                               ADVISORS   ADVISORS    ADVISORS
                                                              SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                       CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------------
      Management Fees.......................................     0.59%      0.59%       0.59%     0.59%      0.59%
      12b-1 Fees............................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*.......................................     0.53       0.45        0.32      0.28       0.26
                                                                 ----       ----        ----      ----       ----
                        TOTAL ANNUAL FUND OPERATING EXPENSES     1.47%      1.34%       1.16%     0.97%      0.85%
        *Other Expenses Includes:
            Service Fee.....................................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee......................     0.28       0.20        0.15      0.13       0.11




 10       LARGE CAP US EQUITY FUNDS                     Principal Investors Fund
                                                                  1-800-547-7754

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $150    $465    $803   $1,757
      ADVISORS SELECT CLASS                                     136     425     734    1,613
      ADVISORS PREFERRED CLASS                                  118     368     638    1,409
      SELECT CLASS                                               99     309     536    1,190
      PREFERRED CLASS                                            87     271     471    1,049




Principal Investors Fund                       LARGECAP US EQUITY FUNDS       11
www.principal.com

LARGECAP GROWTH FUND


SUB-ADVISOR(S):    Columbus Circle Investors ("CCI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000(R) Growth Index (as of December 31, 2006 this range was between approximately $1.2 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. To meet its investment objective, the Fund may invest in initial public offerings.

CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in depth analysis of company fundamentals in the context of the prevailing economic environment, CCI's team of investment professionals selects companies that meet the criteria of positive momentum in a company's progress and positive surprise in reported results.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Underlying Fund Risk
- Exchange Rate Risk
- Derivatives Risk

- Active Trading Risk
- Foreign Securities Risk
- Securities Lending Risk

- Market Segment (LargeCap) Risk
- Growth Stock Risk
- Initial Public Offerings Risk

CCI became the Fund's Sub-Advisor on January 5, 2005.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT SHARES)




2001                                                 -24.75
2002                                                 -28.84
2003                                                  23.83
2004                                                   8.74
2005                                                  10.79
2006                                                   9.18




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q4 '01    13.49%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q1 '01   -23.45%




 12       LARGE CAP US EQUITY FUNDS                     Principal Investors Fund
                                                                  1-800-547-7754

 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006                    PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
---------------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS................................      8.90          3.56(1)        -2.93(1)
ADVISORS SELECT CLASS...................................      9.18          2.99           -3.33
ADVISORS PREFERRED CLASS................................      9.28          3.87(1)        -2.63(1)
SELECT CLASS............................................      9.46          3.69(2)        -2.75(2)
PREFERRED CLASS.........................................      9.59          3.44           -2.94
Russell 1000 Growth Index*..............................      9.07          2.69           -1.58
Morningstar Large Growth Category Average*..............      6.93          2.88           -1.26



    Index performance does not reflect deductions for fees, expenses or taxes.

    The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

  * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).

 (1) During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Advisors Preferred Class. Had this gain not been recognized, the total return shown in the table for Life of Fund would have been lower.

 (2) During 2003, the Select Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown in the table for Life of Fund is greater than it would have been without the redemption.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees(1)..............................     0.64%      0.64%       0.64%     0.64%      0.64%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*.................................     0.53       0.45        0.32      0.28       0.26
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.52%      1.39%       1.21%     1.02%      0.90%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. The Fund's management fees were increased effective January 16, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $155    $480    $829   $1,813
      ADVISORS SELECT CLASS                                     142     440     761    1,669
      ADVISORS PREFERRED CLASS                                  123     384     665    1,466
      SELECT CLASS                                              104     325     563    1,248
      PREFERRED CLASS                                            92     287     498    1,108




Principal Investors Fund                       LARGECAP US EQUITY FUNDS       13
www.principal.com

LARGECAP S&P 500 INDEX FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.


MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the S&P 500 Index. PGI attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2006, the market capitalization range of the Index was between approximately $1.4 billion and $446.9 billion. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of
1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P 500. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund's assets. PGI may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk

- Market Segment (LargeCap) Risk

- Securities Lending Risk

NOTE: "Standard & Poor's 500" and "S&P 500(R)" are trademarks of The McGraw-Hill
      Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


 14       LARGE CAP US EQUITY FUNDS                     Principal Investors Fund
                                                                  1-800-547-7754

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT SHARES)




2001                                                 -12.58
2002                                                 -22.89
2003                                                  27.20
2004                                                   9.80
2005                                                   3.92
2006                                                  14.79




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    15.12%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -17.48%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................     14.68          5.01           1.40
ADVISORS SELECT CLASS...........................     14.79          5.14           1.54
ADVISORS PREFERRED CLASS........................     14.98          5.34           1.71
SELECT CLASS....................................     15.14          5.53           1.92
PREFERRED CLASS.................................     15.32          5.72           2.09
S&P 500 Index*..................................     15.79          6.19           2.94
Morningstar Large Blend Category Average*.......     14.12          5.92           3.10



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                       LARGECAP US EQUITY FUNDS       15
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     0.15%      0.15%       0.15%     0.15%      0.15%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.54       0.46        0.33      0.29       0.27
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.04%      0.91%       0.73%     0.54%      0.42%
      Expense Reimbursement(2)........................     0.53       0.01        0.01      0.01       0.01
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.03%      0.90%       0.72%     0.53%      0.41%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $105    $330    $573   $1,270
      ADVISORS SELECT CLASS                                      92     289     503    1,119
      ADVISORS PREFERRED CLASS                                   74     232     405      906
      SELECT CLASS                                               54     172     301      676
      PREFERRED CLASS                                            42     134     234      529




 16       LARGE CAP US EQUITY FUNDS                     Principal Investors Fund
                                                                  1-800-547-7754

LARGECAP VALUE FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000(R) Value Index, which as of December 31, 2006 ranged between approximately $1.3 billion and $446.9 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
- determination that a stock is selling below its fair market value;
- early recognition of changes in a company's underlying fundamentals;
- evaluation of the sustainability of fundamental changes; and
- monitoring a stock's behavior in the market to assess the timeliness of the investment.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Underlying Fund Risk
- Exchange Rate Risk

- Derivatives Risk
- Active Trading Risk
- Foreign Securities Risk

- Securities Lending Risk
- Market Segment (LargeCap) Risk
- Value Stock Risk




Principal Investors Fund                       LARGECAP US EQUITY FUNDS       17
www.principal.com

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT SHARES)




2001                                                  -7.80
2002                                                 -13.56
2003                                                  25.14
2004                                                  11.69
2005                                                   6.05
2006                                                  19.10




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    15.08%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -15.16%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................     18.93           8.63          6.13
ADVISORS SELECT CLASS...........................     19.10           8.82          6.33
ADVISORS PREFERRED CLASS........................     19.36           8.96          6.46
SELECT CLASS....................................     19.59           9.10          6.62
PREFERRED CLASS.................................     19.71           9.31          6.81
Russell 1000 Value Index*.......................     22.25          10.86          7.93
Morningstar Large Value Category Average*.......     18.18           8.38          6.38



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 18       LARGE CAP US EQUITY FUNDS                     Principal Investors Fund
                                                                  1-800-547-7754

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
                                                          CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     0.45%      0.45%       0.45%     0.45%      0.45%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.54       0.46        0.33      0.29       0.27
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.34%      1.21%       1.03%     0.84%      0.72%
      Expense Reimbursement(2)........................     0.01       0.01        0.01      0.01       0.01
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.33%      1.20%       1.02%     0.83%      0.71%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $135    $424    $733   $1,612
      ADVISORS SELECT CLASS                                     122     383     664    1,465
      ADVISORS PREFERRED CLASS                                  104     327     568    1,259
      SELECT CLASS                                               85     267     465    1,036
      PREFERRED CLASS                                            73     229     400      894




Principal Investors Fund                       LARGECAP US EQUITY FUNDS       19
www.principal.com

PARTNERS LARGECAP BLEND FUND
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS LARGECAP BLEND FUND II)


SUB-ADVISOR(S):    T. Rowe Price Associates, Inc. ("T. Rowe Price")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.



MAIN STRATEGIES AND RISKS
The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of December 31, 2006 this range was between approximately $1.4 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund will generally remain fully invested (less than 5% cash reserves) and will have approximately the same industry weightings as compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range. In addition, the Fund has the ability to purchase stocks whose market capitalization falls below the range of companies in the S&P 500 Index.

T. Rowe Price uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index. T. Rowe Price generally purchases for the Fund securities issued by companies in the S&P 500 Index, and therefore, its stock selection process will result in the purchase of both growth and value stocks.

A team of T. Rowe Price equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.

In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


 20       LARGE CAP US EQUITY FUNDS                     Principal Investors Fund
                                                                  1-800-547-7754

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk

- Derivatives Risk
- Value Stock Risk
- Securities Lending Risk

- Market Segment (LargeCap) Risk
- Growth Stock Risk

T. Rowe Price became Sub-Advisor to the Fund effective March 9, 2004.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT SHARES)




2001                                                  -7.90
2002                                                 -16.96
2003                                                  23.36
2004                                                   9.41
2005                                                   4.08
2006                                                  15.14




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    14.14%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -15.62%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................     15.04          5.92           3.74
ADVISORS SELECT CLASS...........................     15.14          6.08           3.91
ADVISORS PREFERRED CLASS........................     15.26          6.23           4.08
SELECT CLASS....................................     15.62          6.53           4.31
PREFERRED CLASS.................................     15.70          6.56           4.36
S&P 500 Index*..................................     15.79          6.19           2.94
Morningstar Large Blend Category Average*.......     14.12          5.92           3.10



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.

 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                       LARGECAP US EQUITY FUNDS       21
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     0.74%      0.74%       0.74%     0.74%      0.74%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.54       0.46        0.33      0.29       0.27
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.63%      1.50%       1.32%     1.13%      1.01%
      Expense Reimbursement(2)........................     0.01       0.01        0.01      0.01       0.01
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.62%      1.49%       1.31%     1.12%      1.00%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $165    $513    $886   $1,932
      ADVISORS SELECT CLASS                                     152     473     818    1,790
      ADVISORS PREFERRED CLASS                                  133     417     723    1,589
      SELECT CLASS                                              114     358     621    1,374
      PREFERRED CLASS                                           102     321     557    1,235




 22       LARGE CAP US EQUITY FUNDS                     Principal Investors Fund
                                                                  1-800-547-7754

PARTNERS LARGECAP BLEND FUND I
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS LARGECAP BLEND FUND I)


SUB-ADVISOR(S):    Goldman Sachs Asset Management, L.P. ("GSAM")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


MAIN STRATEGIES AND RISKS
The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2006, the range was between approximately $1.4 billion and $446.9 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company's publicly-issued securities. Up to 25% of Fund assets may be invested in foreign securities.

GSAM seeks to outperform the S&P 500 Index by overweighting stocks that it believes are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Active Trading Risk
- Underlying Fund Risk
- Derivatives Risk

- Value Stock Risk
- Exchange Rate Risk
- Market Segment (LargeCap) Risk

- Growth Stock Risk
- Foreign Securities Risk
- Securities Lending Risk

GSAM became Sub-Advisor to the Fund on December 16, 2002.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT SHARES)




2001                                                 -17.44
2002                                                 -25.35
2003                                                  26.92
2004                                                  10.09
2005                                                   5.37
2006                                                  12.96




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    13.99%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -17.75%




Principal Investors Fund                       LARGECAP US EQUITY FUNDS       23
www.principal.com

 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006                    PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
---------------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS................................     12.76          4.28           -0.03
ADVISORS SELECT CLASS...................................     12.96          4.42            0.09
ADVISORS PREFERRED CLASS................................     13.08          4.60            0.28
SELECT CLASS............................................     13.29          4.76            0.44
PREFERRED CLASS.........................................     13.51          4.93            0.59
S&P 500 Index*..........................................     15.79          6.19            2.94
Morningstar Large Blend Category Average*...............     14.12          5.92            3.10



    Index performance does not reflect deductions for fees, expenses or taxes.

    The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

  * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     0.45%      0.45%       0.45%     0.45%      0.45%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.55       0.47        0.34      0.30       0.28
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.35%      1.22%       1.04%     0.85%      0.73%
      Expense Reimbursement(2)........................     0.02       0.02        0.02      0.02       0.02
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.33%      1.20%       1.02%     0.83%      0.71%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $135    $426    $737   $1,622
      ADVISORS SELECT CLASS                                     122     385     668    1,476
      ADVISORS PREFERRED CLASS                                  104     329     572    1,269
      SELECT CLASS                                               85     269     469    1,047
      PREFERRED CLASS                                            73     231     404      905




 24       LARGE CAP US EQUITY FUNDS                     Principal Investors Fund
                                                                  1-800-547-7754

PARTNERS LARGECAP GROWTH FUND I
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS LARGECAP GROWTH FUND I)


SUB-ADVISOR(S):    T. Rowe Price Associates, Inc. ("T. Rowe Price")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies with large market capitalizations that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with market capitalizations within the range of companies in the Russell 1000(R) Growth Index (as of December 31, 2006, this range was between approximately $1.2 billion and $446.9 billion) at the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The market capitalization of companies in the Fund's portfolio and the Russell index will change over time, and the Fund will not automatically sell or cease to purchase the stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range.

T. Rowe Price generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing its investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective.

Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices and foreign currencies.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Exchange Rate Risk
- Foreign Securities Risk

- Derivatives Risk
- Growth Stock Risk
- Underlying Fund Risk

- Market Segment (LargeCap) Risk
- Active Trading Risk
- Securities Lending Risk




Principal Investors Fund                       LARGECAP US EQUITY FUNDS       25
www.principal.com

T. Rowe Price became the Sub-Advisor to the Fund on August 24, 2004.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT SHARES)




2001                                                 -15.07
2002                                                 -28.41
2003                                                  23.22
2004                                                   8.39
2005                                                   6.91
2006                                                   5.32




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q4 '01    12.73%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q1 '01   -18.23%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................      5.18          1.35           -2.55
ADVISORS SELECT CLASS...........................      5.32          1.49           -2.43
ADVISORS PREFERRED CLASS........................      5.43          1.97           -2.01
SELECT CLASS....................................      5.68          1.85           -2.08
PREFERRED CLASS.................................      5.87          2.04           -1.91
Russell 1000 Growth Index*......................      9.07          2.69           -1.58
Morningstar Large Growth Category Average*......      6.93          2.88           -1.26



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.

 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 26       LARGE CAP US EQUITY FUNDS                     Principal Investors Fund
                                                                  1-800-547-7754

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     0.74%      0.74%       0.74%     0.74%      0.74%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.54       0.46        0.33      0.29       0.27
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.63%      1.50%       1.32%     1.13%      1.01%
      Expense Reimbursement(2)........................     0.01       0.01        0.01      0.01       0.01
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.62%      1.49%       1.31%     1.12%      1.00%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                        NUMBER OF YEARS YOU OWN YOUR
                                                                   SHARES
-------------------------------------------------------------------------------------
                                                          1       3       5      10
-------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS                                $165    $513    $886   $1,932
ADVISORS SELECT CLASS                                    152     473     818    1,790
ADVISORS PREFERRED CLASS                                 133     417     723    1,589
SELECT CLASS                                             114     358     621    1,374
PREFERRED CLASS                                          102     321     557    1,235




Principal Investors Fund                       LARGECAP US EQUITY FUNDS       27
www.principal.com

PARTNERS LARGECAP GROWTH FUND II
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS LARGECAP GROWTH FUND II)


SUB-ADVISOR(S):    American Century Investment Management, Inc. ("American Century")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2006, the range was between approximately $1.2 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

American Century selects stocks of larger-sized companies it believes will increase in value over time using a growth investment strategy it developed. In implementing this strategy, American Century uses a bottom-up approach to stock selection. This means that American Century makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using its extensive computer database, as well as other primary analytical research tools, American Century tracks financial information for individual companies to identify and evaluate trends in earnings, revenues, and other business fundamentals. Under normal market conditions, the Fund's portfolio will primarily consist of securities of companies demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company's business. These techniques help American Century buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

Although American Century intends to invest the Fund's assets primarily in U.S. stocks, the Fund may invest up to 25% of its assets in securities of foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.

American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in debt securities, options, preferred stock and equity equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Underlying Fund Risk
- Exchange Rate Risk

- Derivatives Risk
- Growth Stock Risk
- Securities Lending Risk

- Market Segment (LargeCap) Risk
- Foreign Securities Risk




 28       LARGE CAP US EQUITY FUNDS                     Principal Investors Fund
                                                                  1-800-547-7754

American Century has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS)




2001                                                 -18.40
2002                                                 -26.52
2003                                                  24.96
2004                                                   8.66
2005                                                   3.91
2006                                                   6.88




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q4 '01    14.47%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q1 '01   -19.72%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................      6.80          1.97           -2.73
ADVISORS SELECT CLASS...........................      6.88          2.07           -2.62
ADVISORS PREFERRED CLASS........................      7.06          2.23           -2.45
SELECT CLASS....................................      7.37          2.46           -2.25
PREFERRED CLASS.................................      7.45          2.55           -2.17
Russell 1000 Growth Index*......................      9.07          2.69           -1.58
Morningstar Large Growth Category Average*......      6.93          2.88           -1.26



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.

 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                       LARGECAP US EQUITY FUNDS       29
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     0.99%      0.99%       0.99%     0.99%      0.99%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.54       0.46        0.33      0.29       0.27
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.88%      1.75%       1.57%     1.38%      1.26%
      Expense Reimbursement(2)........................     0.01       0.01        0.01      0.01       0.01
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.87%      1.74%       1.56%     1.37%      1.25%
      *Other Expenses Includes:
         Service Fee..................................     0.25%      0.25%       0.17%     0.15%      0.15%
         Administrative Service Fee...................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                        NUMBER OF YEARS YOU OWN YOUR
                                                                   SHARES
-------------------------------------------------------------------------------------
                                                          1       3       5      10
-------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS                                $190    $590   $1,015  $2,200
ADVISORS SELECT CLASS                                    177     550      948   2,062
ADVISORS PREFERRED CLASS                                 159     495      854   1,867
SELECT CLASS                                             139     436      754   1,657
PREFERRED CLASS                                          127     399      691   1,522




 30       LARGE CAP US EQUITY FUNDS                     Principal Investors Fund
                                                                  1-800-547-7754

PARTNERS LARGECAP VALUE FUND
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS LARGECAP VALUE FUND III)


SUB-ADVISOR(S):    AllianceBernstein L.P. ("AllianceBernstein")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, AllianceBernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000(R)Value Index (as of December 31, 2006, this range was between approximately $1.3 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

AllianceBernstein employs an investment strategy, generally described as "value" investing. The firm seeks securities that exhibit low financial ratios, can be acquired for less than what AllianceBernstein believes is the issuer's intrinsic value, or whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to AllianceBernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that AllianceBernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For AllianceBernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Underlying Fund Risk
- Exchange Rate Risk

- Derivatives Risk
- Value Stock Risk
- Securities Lending Risk

- Market Segment (LargeCap) Risk
- Foreign Securities Risk


Principal Investors Fund                       LARGECAP US EQUITY FUNDS       31
www.principal.com

Bernstein has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS SHARES)




2001                                                   4.96
2002                                                 -14.14
2003                                                  26.46
2004                                                  12.60
2005                                                   4.40
2006                                                  20.98




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    15.40%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -18.62%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................     20.85           8.90          8.92
ADVISORS SELECT CLASS...........................     20.98           9.08          9.13
ADVISORS PREFERRED CLASS........................     21.17           9.75          9.72
SELECT CLASS....................................     21.47           9.45          9.52
PREFERRED CLASS.................................     21.60           9.65          9.67
Russell 1000 Value Index*.......................     22.25          10.86          7.93
Morningstar Large Value Category Average*.......     18.18           8.38          6.38



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.

 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                              ADVISORS   ADVISORS    ADVISORS
                                                             SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                      CLASS       CLASS      CLASS      CLASS     CLASS
      ------------------------------------------------------------------------------------------------------------
      Management Fees......................................     0.77%      0.77%       0.77%     0.77%      0.77%
      12b-1 Fees...........................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*......................................     0.53       0.45        0.32      0.28       0.26
                                                                ----       ----        ----      ----       ----
                       TOTAL ANNUAL FUND OPERATING EXPENSES     1.65%      1.52%       1.34%     1.15%      1.03%
        *Other Expenses Includes:
            Service Fee....................................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee.....................     0.28       0.20        0.15      0.13       0.11




 32       LARGE CAP US EQUITY FUNDS                     Principal Investors Fund
                                                                  1-800-547-7754

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                        NUMBER OF YEARS YOU OWN YOUR
                                                                   SHARES
-------------------------------------------------------------------------------------
                                                          1       3       5      10
-------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS                                $168    $520    $897   $1,955
ADVISORS SELECT CLASS                                    155     480     829    1,813
ADVISORS PREFERRED CLASS                                 136     425     734    1,613
SELECT CLASS                                             117     365     633    1,398
PREFERRED CLASS                                          105     328     569    1,259




Principal Investors Fund                       LARGECAP US EQUITY FUNDS       33
www.principal.com

PARTNERS LARGECAP VALUE FUND I
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS LARGECAP VALUE FUND I)


SUB-ADVISOR(S):    UBS Global Asset Management (Americas) Inc. ("UBS Global AM")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.



MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2006 this range was between approximately $1.3 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities, UBS Global AM focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the assessment of UBS Global AM of what a security is worth. UBS Global AM seeks to select securities with fundamental values that it estimates to be greater than its market value at any given time. For each stock under analysis, UBS Global AM bases its estimates of fundamental value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. UBS Global AM then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. UBS Global AM derives investment value and organizes collective investment insights with an emphasis on primary research and company visits.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Exchange Rate Risk
- Derivatives Risk
- Underlying Fund Risk

- Foreign Securities Risk
- Market Segment (LargeCap) Risk
- Securities Lending Risk

- Value Stock Risk
- Equity Securities Risk

UBS Global AM has been the Fund's Sub-Advisor since June 1, 2004.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT SHARES)




2005                                                  9.05
2006                                                 17.32




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q4 '06    7.44%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q1 '05   -0.72%




 34       LARGE CAP US EQUITY FUNDS                     Principal Investors Fund
                                                                  1-800-547-7754

 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006                             PAST 1 YEAR   LIFE OF FUND
---------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS.........................................     17.30          14.91
ADVISORS SELECT CLASS............................................     17.32          15.00
ADVISORS PREFERRED CLASS.........................................     17.60          15.23
SELECT CLASS.....................................................     17.81          15.44
PREFERRED CLASS..................................................     17.91          15.61
Russell 1000 Value Index*........................................     22.25          17.04
Morningstar Large Value Category Average*........................     18.18          13.95



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.

 * Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     0.80%      0.80%       0.80%     0.80%      0.80%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.54       0.46        0.33      0.29       0.27
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.69%      1.56%       1.38%     1.19%      1.07%
      Expense Reimbursement(2)........................     0.01       0.01        0.01      0.01       0.01
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.68%      1.55%       1.37%     1.18%      1.06%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                        NUMBER OF YEARS YOU OWN YOUR
                                                                   SHARES
-------------------------------------------------------------------------------------
                                                          1       3       5      10
-------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS                                $171    $532    $917   $1,997
ADVISORS SELECT CLASS                                    158     492     849    1,856
ADVISORS PREFERRED CLASS                                 139     436     754    1,657
SELECT CLASS                                             120     377     653    1,442
PREFERRED CLASS                                          108     339     589    1,305




Principal Investors Fund                       LARGECAP US EQUITY FUNDS       35
www.principal.com

PARTNERS LARGECAP VALUE FUND II
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS LARGECAP VALUE FUND II)


SUB-ADVISOR(S):    American Century Investment Management, Inc. ("American Century")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.


MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Equity securities include common stock, preferred stock, and equity-equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with market capitalizations similar to companies in the Russell 1000(R) Value Index (as of December 31, 2006, this range was between approximately $1.3 billion and $446.9 billion) at the time of purchase. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with market capitalizations similar to companies in the Russell 1000 Index (as of December 31, 2006, this range was between approximately $1.2 billion and $446.9 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, American Century, uses a value investment strategy that looks for companies that are temporarily out of favor in the market. American Century attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and their price has increased to, or is higher than, a level American Century believes more accurately reflects the fair value of the company. American Century may sell stocks from the Fund's portfolio if it believes a stock no longer meets its valuation criteria. American Century does not attempt to time the market.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, American Century looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. American Century also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. American Century has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments.

When American Century believes it is prudent, the Fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional market or economic conditions, the Fund may as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities, or short-term debt securities. To the extent the Fund assumes a defensive position, it will not be pursuing its objective of capital growth.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Derivatives Risk
- U.S. Government Sponsored Securities Risk

- Active Trading Risk
- Foreign Securities Risk
- Value Stock Risk
- Securities Lending Risk

- Exchange Rate Risk
- Market Segment (LargeCap) Risk
- U.S. Government Securities Risk


 36       LARGE CAP US EQUITY FUNDS                     Principal Investors Fund
                                                                  1-800-547-7754

American Century has been the Fund's Sub-Advisor since December 29, 2004.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS SHARES)




2005                                                  3.32
2006                                                 19.04




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q4 '06    7.25%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q1 '05   -1.20%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   LIFE OF FUND
----------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................     18.88          10.78
ADVISORS SELECT CLASS...........................     19.04          10.92
ADVISORS PREFERRED CLASS........................     19.23          11.16
SELECT CLASS....................................     19.47          11.33
PREFERRED CLASS.................................     19.57          11.55
Russell 1000 Value Index*.......................     22.25          14.40
Morningstar Large Value Category Average*.......     18.18          11.86



   Index performance does not reflect deductions for fees, expenses or taxes.

 * Lifetime results are measured from the date these share classes were first sold (December 29, 2004).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                              ADVISORS   ADVISORS    ADVISORS
                                                             SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                      CLASS       CLASS      CLASS      CLASS     CLASS
      ------------------------------------------------------------------------------------------------------------
      Management Fees......................................     0.85%      0.85%       0.85%     0.85%      0.85%
      12b-1 Fees...........................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)...................................     0.54       0.46        0.33      0.29       0.27
                                                                ----       ----        ----      ----       ----
                       TOTAL ANNUAL FUND OPERATING EXPENSES     1.74%      1.61%       1.43%     1.24%      1.12%
      Expense Reimbursement(2).............................     0.01       0.01        0.01      0.01       0.01
                                                                ----       ----        ----      ----       ----
                                               NET EXPENSES     1.73%      1.60%       1.42%     1.23%      1.11%
        *Other Expenses Includes:
            Service Fee....................................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee.....................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


Principal Investors Fund                       LARGECAP US EQUITY FUNDS       37
www.principal.com

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                        NUMBER OF YEARS YOU OWN YOUR
                                                                   SHARES
-------------------------------------------------------------------------------------
                                                          1       3       5      10
-------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS                                $176    $547    $943   $2,051
ADVISORS SELECT CLASS                                    163     507     875    1,910
ADVISORS PREFERRED CLASS                                 145     451     781    1,712
SELECT CLASS                                             125     392     680    1,499
PREFERRED CLASS                                          113     355     616    1,362




 38       LARGE CAP US EQUITY FUNDS                     Principal Investors Fund
                                                                  1-800-547-7754

SMALL/MIDCAP US EQUITY FUNDS

MIDCAP BLEND FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap(R) Index (as of December 31, 2006, this range was between approximately $1.2 billion and $20.3 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that superior stock selection is the key to consistent out-performance. PGI seeks to achieve superior stock selection by systematically evaluating company fundamentals and in-depth original research.

PGI focuses its stock selections on established companies that it believes have a sustainable competitive advantage. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- MidCap Stock Risk

- Derivatives Risk
- Growth Stock Risk
- Initial Public Offerings Risk
- Securities Lending Risk

- Market Segment (MidCap) Risk
- Value Stock Risk
- Active Trading Risk


Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       39
www.principal.com

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT SHARES)




2001                                                 -3.93
2002                                                 -9.07
2003                                                 31.03
2004                                                 16.79
2005                                                  8.46
2006                                                 13.30




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    14.00%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '01   -10.69%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................     13.04          11.17          9.13
ADVISORS SELECT CLASS...........................     13.30          11.32          9.26
ADVISORS PREFERRED CLASS........................     13.52          11.54          9.49
SELECT CLASS....................................     13.60          11.95(1)       9.83(1)
PREFERRED CLASS.................................     13.81          11.85          9.79
Russell Midcap Index*...........................     15.26          12.88          9.56
Morningstar Mid-Cap Blend Category Average*.....     13.92          10.51          8.86



    Index performance does not reflect deductions for fees, expenses or taxes.

    The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 ( * ) Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).

 (1) During 2003, the Select Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown in the table for Past 5 Years and Life of Fund are greater than they would have been without the redemption.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 40       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     0.64%      0.64%       0.64%     0.64%      0.64%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.54       0.46        0.33      0.29       0.27
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.53%      1.40%       1.22%     1.03%      0.91%
      Expense Reimbursement(2)........................     0.01       0.01        0.01      0.01       0.01
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.52%      1.39%       1.21%     1.02%      0.90%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $155    $482    $833   $1,823
      ADVISORS SELECT CLASS                                     142     442     765    1,679
      ADVISORS PREFERRED CLASS                                  123     386     669    1,476
      SELECT CLASS                                              104     327     568    1,259
      PREFERRED CLASS                                            92     289     503    1,119




Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       41
www.principal.com

MIDCAP GROWTH FUND


SUB-ADVISOR(S):    Columbus Circle Investors ("CCI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2006, this range was between approximately $1.2 billion and $20.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, CCI's team of investment professionals seeks to select companies that meet the criteria of positive momentum in a company's progress and positive surprise in reported results.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Small Company Risk

- Derivatives Risk
- Growth Stock Risk
- Initial Public Offerings Risk
- Securities Lending Risk

- Market Segment (MidCap) Risk
- Active Trading Risk
- MidCap Stock Risk

CCI became the Fund's Sub-Advisor on January 5, 2005.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT SHARES)




2001                                                 -25.40
2002                                                 -40.85
2003                                                  31.65
2004                                                   9.65
2005                                                  12.62
2006                                                   1.33




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF
        THE BAR CHART ABOVE:                              Q4 '01    35.32%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF
        THE BAR CHART ABOVE:                              Q3 '01   -36.54%




 42       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

 AVERAGE ANNUAL TOTAL RETURNS(%)

FOR THE PERIOD ENDED DECEMBER 31, 2006                    PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
---------------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS................................      1.20          -0.61          -5.80
ADVISORS SELECT CLASS...................................      1.33          -0.52          -5.72
ADVISORS PREFERRED CLASS................................      1.61          -0.31          -5.52
SELECT CLASS............................................      1.59          -0.17          -5.38
PREFERRED CLASS.........................................      1.73          -0.03          -5.27
Russell Midcap Growth Index*............................     10.66           8.22           2.87
Morningstar Mid-Cap Growth Category Average*............      9.01           6.48           2.13




   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                   ADVISORS   ADVISORS    ADVISORS
                                                  SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
-------------------------------------------------------------------------------------------------------
Management Fees.................................     0.65%      0.65%       0.65%     0.65%      0.65%
12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
Other Expenses*(1)..............................     0.59       0.51        0.38      0.34       0.32
                                                     ----       ----        ----      ----       ----
            TOTAL ANNUAL FUND OPERATING EXPENSES     1.59%      1.46%       1.28%     1.09%      0.97%
Expense Reimbursement(2)........................     0.06       0.06        0.06      0.06       0.06
                                                     ----       ----        ----      ----       ----
                                    NET EXPENSES     1.53%      1.40%       1.22%     1.03%      0.91%
  *Other Expenses Includes:
      Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
      Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $156    $496    $860   $1,884
      ADVISORS SELECT CLASS                                     143     456     792    1,741
      ADVISORS PREFERRED CLASS                                  124     400     696    1,540
      SELECT CLASS                                              105     341     595    1,323
      PREFERRED CLASS                                            93     303     530    1,184




Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       43
www.principal.com

MIDCAP S&P 400 INDEX FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.


MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index. The Sub-Advisor, PGI, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2006, the market capitalization range of the Index was between approximately $522 million and $10.6 billion. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap
400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P MidCap 400. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund's assets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- MidCap Stock Risk
- Market Segment (MidCap) Risk

- Derivatives Risk
- Securities Lending Risk

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
      McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


 44       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS)




2001                                                  -1.53
2002                                                 -15.84
2003                                                  34.19
2004                                                  15.32
2005                                                  11.37
2006                                                   9.36




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q4 '01    17.52%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -16.80%


 AVERAGE ANNUAL TOTAL RETURNS (%).

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................      9.18           9.54          8.05
ADVISORS SELECT CLASS...........................      9.36           9.67          8.20
ADVISORS PREFERRED CLASS........................      9.54           9.88          8.39
SELECT CLASS....................................      9.82          10.06          8.59
PREFERRED CLASS.................................      9.93          10.20          8.72
S&P MidCap 400 Index*...........................     10.32          10.89          8.89
Morningstar Mid-Cap Blend Category Average*.....     13.92          10.51          8.86



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       45
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     0.15%      0.15%       0.15%     0.15%      0.15%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.55       0.47        0.34      0.30       0.28
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.05%      0.92%       0.74%     0.55%      0.43%
      Expense Reimbursement(2)........................     0.02       0.02        0.02      0.02       0.02
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.03%      0.90%       0.72%     0.53%      0.41%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $105    $332    $577   $1,281
      ADVISORS SELECT CLASS                                      92     291     507    1,129
      ADVISORS PREFERRED CLASS                                   74     235     410      917
      SELECT CLASS                                               54     174     305      687
      PREFERRED CLASS                                            42     136     239      540




 46       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

MIDCAP VALUE FUND
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS MIDCAP VALUE FUND III)


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI") and Barrow, Hanley, Mewhinney &
                   Strauss, Inc. ("BHMS")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of December 31, 2006, this range was between approximately $1.3 billion and $19.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

The portion of Fund assets managed by PGI is invested in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

The BHMS investment strategy emphasizes low P/E ratios, low price to book ratios and high dividend yields, which should offer protection in a declining market environment. In a rising market environment, BHMS expects these securities to benefit from growth in profitability and earnings. The firm conducts its own market research and believes that individual stock selection is more important than sector weightings. BHMS normally does not time the market for short-term gains.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisors' firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.


Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       47
www.principal.com

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Small Company Risk

- Derivatives Risk
- Value Stock Risk
- Initial Public Offerings Risk
- Securities Lending Risk

- Market Segment (MidCap) Risk
- Active Trading Risk
- MidCap Stock Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000. BHMS was added as an additional Sub-Advisor on July 13, 2005.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS SHARES)




2001                                                  2.72
2002                                                 -8.28
2003                                                 27.20
2004                                                 15.80
2005                                                 12.15
2006                                                 15.26




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    14.85%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -12.77%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................     15.18          11.55          10.85
ADVISORS SELECT CLASS...........................     15.26          11.80          11.08
ADVISORS PREFERRED CLASS........................     15.46          11.89          11.19
SELECT CLASS....................................     15.66          11.90          11.23
PREFERRED CLASS.................................     15.85          12.10          11.44
Russell Midcap Value Index*.....................     20.22          15.88          13.51
Morningstar Mid-Cap Value Category Average*.....     15.89          11.55          11.11



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 48       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     0.65%      0.65%       0.65%     0.65%      0.65%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.55       0.47        0.34      0.30       0.28
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.55%      1.42%       1.24%     1.05%      0.93%
      Expense Reimbursement(2)........................     0.02       0.02        0.02      0.02       0.02
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.53%      1.40%       1.22%     1.03%      0.91%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $156    $488    $843   $1,844
      ADVISORS SELECT CLASS                                     143     447     774    1,700
      ADVISORS PREFERRED CLASS                                  124     391     679    1,498
      SELECT CLASS                                              105     332     577    1,281
      PREFERRED CLASS                                            93     294     513    1,141




Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       49
www.principal.com

PARTNERS MIDCAP GROWTH FUND
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS MIDCAP GROWTH FUND III)


SUB-ADVISOR(S):    Turner Investment Partners, LLC ("Turner")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2006 this range was between approximately $1.2 billion and $20.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.

Turner selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Small Company Risk

- Derivatives Risk
- Growth Stock Risk
- Initial Public Offerings Risk
- Underlying Fund Risk

- Market Segment (MidCap) Risk
- Active Trading Risk
- MidCap Stock Risk
- Securities Lending Risk



 50       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

Turner has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT SHARES)




2001                                                  -28.04
2002                                                  -32.58
2003                                                   47.93
2004                                                   11.33
2005                                                   11.33
2006                                                    5.58




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q4 '01    24.92%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '01   -31.51%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................      5.52          5.62           -1.67
ADVISORS SELECT CLASS...........................      5.58          5.47           -1.76
ADVISORS PREFERRED CLASS........................      5.87          5.97           -1.35
SELECT CLASS....................................      6.00          5.88           -1.40
PREFERRED CLASS.................................      6.16          6.11           -1.22
Russell Midcap Growth Index*....................     10.66          8.22            2.87
Morningstar Mid-Cap Growth Category Average*....      9.01          6.48            2.13



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       51
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     1.00%      1.00%       1.00%     1.00%      1.00%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.54       0.46        0.33      0.29       0.27
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.89%      1.76%       1.58%     1.39%      1.27%
      Expense Reimbursement(2)........................     0.01       0.01        0.01      0.01       0.01
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.88%      1.75%       1.57%     1.38%      1.26%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $191    $593   $1,020  $2,211
      ADVISORS SELECT CLASS                                     178     553      953   2,072
      ADVISORS PREFERRED CLASS                                  160     498      859   1,877
      SELECT CLASS                                              140     439      760   1,668
      PREFERRED CLASS                                           128     402      696   1,533




 52       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

PARTNERS MIDCAP GROWTH FUND I
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS MIDCAP GROWTH FUND I)


SUB-ADVISOR(S):    Mellon Equity Associates, LLP ("Mellon Equity")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept the potential for short-term fluctuations in the value of their investments.


MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap(R) Growth Index (as of December 31, 2006, this range was between approximately $1.2 billion and $20.3 billion)) at the time of purchase. In the view of the Mellon Equity, many medium-sized companies:
- are in fast growing industries,
- offer superior earnings growth potential, and
- are characterized by strong balance sheets and high returns on equity.
The Fund may also hold investments in large and small capitalization companies, including emerging and cyclical growth companies. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Mellon Equity uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings momentum measures and higher expected earnings per share growth.

The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell," or "hold." The decision to buy, sell or hold is made by Mellon Equity based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Equity manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.

The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Derivatives Risk

- Growth Stock Risk
- MidCap Stock Risk
- Securities Lending Risk

- Market Segment (MidCap) Risk
- Initial Public Offerings Risk
- Emerging Market Risk




Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       53
www.principal.com

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS SHARES)




2004                                                 11.04
2005                                                 12.78
2006                                                  8.54



 The share class shown in the bar chart above has been changed to Advisors Select Class shares to facilitate comparison of funds in this prospectus.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q4 '04   12.63%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q2 '06   -4.34%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   LIFE OF FUND
----------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................      8.34          10.65
ADVISORS SELECT CLASS...........................      8.54          10.79
ADVISORS PREFERRED CLASS........................      8.76          11.01
SELECT CLASS....................................      8.90          11.20
PREFERRED CLASS.................................      9.03          11.38
Russell Midcap Growth Index*....................     10.66          12.73
Morningstar Mid-Cap Growth Category Average*....      9.01          10.91



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which these classes began operations, their returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for the periods prior to the date these classes began operations) that is no higher than the historical performance of the Institutional Class shares.

 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 54       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     1.00%      1.00%       1.00%     1.00%      1.00%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.54       0.46        0.33      0.29       0.27
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.89%      1.76%       1.58%     1.39%      1.27%
      Expense Reimbursement(2)........................     0.01       0.01        0.01      0.01       0.01
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.88%      1.75%       1.57%     1.38%      1.26%
        *Other Expenses:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $191    $593   $1,020  $2,211
      ADVISORS SELECT CLASS                                     178     553      953   2,072
      ADVISORS PREFERRED CLASS                                  160     498      859   1,877
      SELECT CLASS                                              140     439      760   1,668
      PREFERRED CLASS                                           128     402      696   1,533




Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       55
www.principal.com

PARTNERS MIDCAP GROWTH FUND II
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS MIDCAP GROWTH FUND II)


SUB-ADVISOR(S):    Jacobs Levy Equity Management, Inc. ("Jacobs Levy") and MacKay Shields LLC
                   ("MacKay Shields")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
The Fund normally invests at least 80% of the Fund's assets in securities of companies with medium market capitalizations (those with market capitalizations similar to the market capitalizations of companies in the Russell Midcap Growth Index). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in the Index changes with market conditions and the composition of the Index (as of December 31, 2006, this range was between approximately $1.2 billion and $20.3 billion for the Russell Midcap Growth Index).

Jacobs Levy selects stocks using a growth oriented investment approach based on proprietary research that attempts to detect and take advantage of market inefficiencies. Jacobs Levy selects stocks by using proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as "disentangling." The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return.

Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single-factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.

MacKay Shields invests in growth stocks by utilizing a bottom-up approach that combines time-tested fundamental multi-factor screens with hands-on fundamental research. MacKay Shields looks to capitalize on evolving growth trends while adhering to risk controls. As a result of its process, MacKay Shields seeks to invest primarily in companies with a history of increasing earnings and sales at a rate that is generally higher than that of average companies. MacKay Shields process leads to a diversified portfolio. The Fund may engage in the lending of portfolio securities and may invest in securities of foreign issuers. The Fund may also use various techniques, such as buying and selling exchange traded funds, to increase or decrease exposure to changing security prices or other factors that affect security value.

MacKay Shields maintains a flexible approach toward investing in various types of companies as well as multiple types of securities, including common stocks, preferred stocks, warrants and other equity securities, depending upon the economic environment and the relative attractiveness of the various securities markets. MacKay Shields may invest in any securities that, in its judgment, are ready for a rise in price, or are expected to undergo an acceleration in growth of earnings. The latter could occur because of special factors, such as new management, new products, changes in consumer demand, and changes in the economy.

MacKay Shields may sell a stock if the stock's earnings growth rate decelerates, if its valuation is deemed too high in relation to its growth rate or to its peer group or if, in general, MacKay Shields does not believe that the security will help the Fund meet its investment objective.


 56       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisors' firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Growth Stock Risk
- Foreign Securities Risk
- Exchange Rate Risk

- Derivatives Risk
- Active Trading Risk
- Mid Cap Stock Risk
- Small Company Risk

- Market Segment (Mid Cap) Risk
- Initial Public Offerings Risk
- Securities Lending Risk

Jacobs Levy has been the Fund's Sub-Advisor since           . MacKay Shields has
been the Sub-Advisors since           .

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS SHARES)




2005                                                 13.34
2006                                                  7.45




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q1 '06   10.64%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q2 '06   -6.73%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   LIFE OF FUND
----------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................      7.28          10.14
ADVISORS SELECT CLASS...........................      7.45          10.27
ADVISORS PREFERRED CLASS........................      7.62          10.45
SELECT CLASS....................................      7.78          10.58
PREFERRED CLASS.................................      7.94          10.76
Russell Midcap Growth Index*....................     10.66          11.38
Morningstar Mid-Cap Growth Category Average*....      9.01           9.51



   Index performance does not reflect deductions for fees, expenses or taxes.

 * Lifetime results are measured from the date these share classes were first sold (December 29, 2004).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       57
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     1.00%      1.00%       1.00%     1.00%      1.00%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.54       0.46        0.33      0.29       0.27
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.89%      1.76%       1.58%     1.39%      1.27%
      Expense Reimbursement(2)........................     0.01       0.01        0.01      0.01       0.01
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.88%      1.75%       1.57%     1.38%      1.26%
        * Other Expenses Includes:
             Service Fee..............................     0.25%      0.25%       0.17%     0.15%      0.15%
             Administrative Service Fee...............     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $191    $593   $1,020  $2,211
      ADVISORS SELECT CLASS                                     178     553      953   2,072
      ADVISORS PREFERRED CLASS                                  160     498      859   1,877
      SELECT CLASS                                              140     439      760   1,668
      PREFERRED CLASS                                           128     402      696   1,533




 58       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

PARTNERS MIDCAP VALUE FUND
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS MIDCAP VALUE FUND II)


SUB-ADVISOR(S):    Neuberger Berman Management, Inc. ("Neuberger Berman") and Jacobs Levy
                   Equity Management, Inc. ("Jacobs Levy")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.



MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap(R) Value Index (as of December 31, 2006, this range was between approximately $1.3 billion and $19.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well-known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

Each of the Sub-Advisors selects stocks using a value oriented investment approach.

Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:

- strong fundamentals, such as a company's financial, operational, and competitive positions;

- consistent cash flow; and

- a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value. This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive.

Jacobs Levy selects stocks by using proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as "disentangling." The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return.

Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single-factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.

The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisors' firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.


Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       59
www.principal.com

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Small Company Risk
- Value Stock Risk

- MidCap Stock Risk
- Securities Lending Risk

- Market Segment (MidCap) Risk
- Underlying Fund Risk

Neuberger Berman has been the Fund's Sub-Advisor since December 6, 2000. Jacobs Levy was added additional Sub-Advisor on June 30, 2006.

CALENDAR YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS SHARES)




2001                                                  -2.52
2002                                                 -10.54
2003                                                  34.83
2004                                                  21.73
2005                                                  10.01
2006                                                  12.77




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    14.40%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -14.54%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................     12.61          12.60          10.91
ADVISORS SELECT CLASS...........................     12.77          12.74          11.06
ADVISORS PREFERRED CLASS........................     12.97          13.24          11.48
SELECT CLASS....................................     13.16          13.15          11.46
PREFERRED CLASS.................................     13.29          13.29          11.59
Russell Midcap Value Index*.....................     20.22          15.88          13.51
Morningstar Mid-Cap Value Category Average*.....     15.89          11.55          11.11



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.

 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 60       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSET

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     1.00%      1.00%       1.00%     1.00%      1.00%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.54       0.46        0.33      0.29       0.27
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.89%      1.76%       1.58%     1.39%      1.27%
      Expense Reimbursement(2)........................     0.01       0.01        0.01      0.01       0.01
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.88%      1.75%       1.57%     1.38%      1.26%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $191    $593   $1,020  $2,211
      ADVISORS SELECT CLASS                                     178     553      953   2,072
      ADVISORS PREFERRED CLASS                                  160     498      859   1,877
      SELECT CLASS                                              140     439      760   1,668
      PREFERRED CLASS                                           128     402      696   1,533




Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       61
www.principal.com

PARTNERS MIDCAP VALUE FUND I
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS MIDCAP VALUE FUND I)


SUB-ADVISOR(S):    Goldman Sachs Asset Management, L.P. ("GSAM") and Los Angeles Capital
                   Management and Equity Research, Inc. ("LA Capital")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.



MAIN STRATEGIES AND RISKS
Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Value Index (as of December 31, 2006, the range was between approximately $1.3 billion and $19.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

GSAM selects stocks using a value oriented investment approach. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company's long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

LA Capital employs a quantitative approach for selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of medium capitalization securities based on a security's exposure and the Model's expected return for each factor.

The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell MidCap Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisors' firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Emerging Markets Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Small Company Risk
- Derivatives Risk

- Value Stock Risk
- MidCap Stock Risk
- Equity Securities Risk
- Securities Lending Risk

- Market Segment (MidCap) Risk
- Initial Public Offerings Risk
- Sector Risk
- Underlying Fund Risk




 62       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

GSAM has been the Fund's Sub-Advisor since December 29, 2003. LA Capital was added as an additional Sub-Advisor on October 3, 2005. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS SHARES)




2004                                                 24.82
2005                                                 11.69
2006                                                 14.98



 The share class shown in the bar chart above has been changed to Advisors Select Class shares to facilitate comparison of funds in this prospectus.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q4 '04   12.69%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q2 '06   -1.64%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   LIFE OF FUND
----------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................     14.88          16.78
ADVISORS SELECT CLASS...........................     14.98          16.96
ADVISORS PREFERRED CLASS........................     15.23          17.14
SELECT CLASS....................................     15.34          17.31
PREFERRED CLASS.................................     15.54          17.50
Russell Midcap Value Index*.....................     20.22          18.77
Morningstar Mid-Cap Value Category Average*.....     15.89          14.18



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which these classes began operations, their returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for the periods prior to the date these classes began operations) that is no higher than the historical performance of the Institutional Class shares.

 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       63
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     1.00%      1.00%       1.00%     1.00%      1.00%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.54       0.46        0.33      0.29       0.27
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.89%      1.76%       1.58%     1.39%      1.27%
      Expense Reimbursement(2)........................     0.01       0.01        0.01      0.01       0.01
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.88%      1.75%       1.57%     1.38%      1.26%
        * Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $191    $593   $1,020  $2,211
      ADVISORS SELECT CLASS                                     178     553      953   2,072
      ADVISORS PREFERRED CLASS                                  160     498      859   1,877
      SELECT CLASS                                              140     439      760   1,668
      PREFERRED CLASS                                           128     402      696   1,533




 64       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

PARTNERS SMALLCAP BLEND FUND
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS SMALLCAP BLEND FUND I)


SUB-ADVISOR(S):    Mellon Equity Associates, LLP ("Mellon Equity")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Standard and Poor's SmallCap 600 Index (as of December 31, 2006, this range was between approximately $65 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting investments for the Fund, the Sub-Advisor, Mellon Equity, uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. A common definition of an undervalued stock is one selling at a low price relative to its profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.

Rather than using broad economic or market trends, stocks are selected on a company by company basis. To ensure ample diversification, the portfolio's assets are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives the Fund's performance.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Growth Stock Risk
- Foreign Securities Risk
- Market Segment (SmallCap and MidCap) Risk

- Active Trading Risk
- Value Stock Risk
- Exchange Rate Risk
- Securities Lending Risk

- MidCap Stock Risk
- Initial Public Offerings Risk
- Small Company Risk

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT SHARES)




2003                                                 43.42
2004                                                 21.52
2005                                                  3.07
2006                                                  8.02




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q2 '03   21.83%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q2 '06   -5.20%




Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       65
www.principal.com

 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006                             PAST 1 YEAR   LIFE OF FUND
---------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS.........................................      7.91          17.88
ADVISORS SELECT CLASS............................................      8.02          18.04
ADVISORS PREFERRED CLASS.........................................      8.30          18.27
SELECT CLASS.....................................................      8.44          18.49
PREFERRED CLASS..................................................      8.53          18.62
S&P SmallCap 600 Index*..........................................     15.12          20.53
Morningstar Small Blend Category Average*........................     15.06          20.36



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 30, 2002. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.

 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     1.00%      1.00%       1.00%     1.00%      1.00%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.54       0.46        0.33      0.29       0.27
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.89%      1.76%       1.58%     1.39%      1.27%
      Expense Reimbursement(2)........................     0.01       0.01        0.01      0.01       0.01
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.88%      1.75%       1.57%     1.38%      1.26%
        * Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $191    $593   $1,020  $2,211
      ADVISORS SELECT CLASS                                     178     553      953   2,072
      ADVISORS PREFERRED CLASS                                  160     498      859   1,877
      SELECT CLASS                                              140     439      760   1,668
      PREFERRED CLASS                                           128     402      696   1,533




 66       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

PARTNERS SMALLCAP GROWTH FUND I
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS SMALLCAP GROWTH FUND I)


SUB-ADVISOR(S):    AllianceBernstein L.P. ("AllianceBernstein")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2006, the range was between approximately $39 million and $3.1 billion)) at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

The Sub-Advisor, AllianceBernstein, employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies with above average sales growth and competitive returns on equity relative to their peers. In doing so, AllianceBernstein analyzes such factors as:
- Earnings growth potential relative to competitors
- Market share and competitive leadership of the company's products
- Quality of management
- Financial condition (such as debt to equity ratio)
- Valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

AllianceBernstein follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Market Segment (MidCap and SmallCap) Risk

- Derivatives Risk
- Growth Stock Risk
- Small Company Risk
- Securities Lending Risk

- Initial Public Offerings Risk
- MidCap Stock Risk
- Underlying Fund Risk




Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       67
www.principal.com

Alliance became Sub-Advisor to the Fund on March 29, 2003.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS SHARES)




2001                                                 -14.43
2002                                                 -40.98
2003                                                  46.43
2004                                                  13.69
2005                                                   4.77
2006                                                   9.56




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q4 '01    26.89%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '01   -26.61%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................      9.43          2.31           -0.09
ADVISORS SELECT CLASS...........................      9.56          2.43            0.07
ADVISORS PREFERRED CLASS........................      9.81          2.64            0.26
SELECT CLASS....................................     10.06          2.80            0.44
PREFERRED CLASS.................................     10.06          3.03            0.63
Russell 2000 Growth Index*......................     13.35          6.93            4.05
Morningstar Small Growth Category Average*......     10.50          6.12            3.61



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.

 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 68       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     1.10%      1.10%       1.10%     1.10%      1.10%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.56       0.48        0.35      0.31       0.29
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     2.01%      1.88%       1.70%     1.51%      1.39%
      Expense Reimbursement(2)........................     0.03       0.03        0.03      0.03       0.03
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.98%      1.85%       1.67%     1.48%      1.36%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $201    $628   $1,080  $2,335
      ADVISORS SELECT CLASS                                     188     588    1,013   2,199
      ADVISORS PREFERRED CLASS                                  170     533      920   2,006
      SELECT CLASS                                              151     474      821   1,799
      PREFERRED CLASS                                           138     437      758   1,666




Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       69
www.principal.com

PARTNERS SMALLCAP GROWTH FUND II
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS SMALLCAP GROWTH FUND II)


SUB-ADVISOR(S):    UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), Emerald
                   Advisors, Inc. ("Emerald"), and Essex Investment Management Company, LLC
                   ("Essex")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.



MAIN STRATEGIES AND RISKS
The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum, and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.

UBS Global AM may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.

Essex selects stocks of companies that are exhibiting improving business fundamentals and that Essex believes are undervalued relative to each company's future growth potential. Ordinarily, the Fund will invest in companies from all sectors of the market based on Essex's fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Essex uses earnings models to value a company against its own history, the industry and the market to identify securities that are undervalued relative to their future growth potential. Ordinarily, the Fund will sell a stock if the business fundamentals demonstrate a significant deterioration, or if the valuation is no longer attractive relative to Essex's long-term growth expectations.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisors' firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.


 70       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Derivatives Risk

- Growth Stock Risk
- Small Company Risk
- Market Segment (SmallCap) Risk

- Initial Public Offerings Risk
- MidCap Stock Risk
- Securities Lending Risk

UBS Global AM became the Fund's Sub-Advisor on April 22, 2002. Emerald was added as an additional Sub-Advisor on September 1, 2004. Essex was added as an additional Sub-Advisor on June 30, 2006.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS SHARES)




2001                                                 -20.88
2002                                                 -25.71
2003                                                  43.80
2004                                                  10.39
2005                                                   6.30
2006                                                   8.21




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q4 '01    29.65%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '01   -31.33%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................      8.15          6.33           -1.00
ADVISORS SELECT CLASS...........................      8.21          6.29           -0.97
ADVISORS PREFERRED CLASS........................      8.41          6.66           -0.66
SELECT CLASS....................................      8.58          6.78           -0.52
PREFERRED CLASS.................................      8.73          6.94           -0.38
Russell 2000 Growth Index*......................     13.35          6.93            4.05
Morningstar Small Growth Category Average*......     10.50          9.23            3.61



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.

 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       71
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     1.00%      1.00%       1.00%     1.00%      1.00%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.54       0.46        0.33      0.29       0.27
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.89%      1.76%       1.58%     1.39%      1.27%
      Expense Reimbursement(2)........................     0.01       0.01        0.01      0.01       0.01
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.88%      1.75%       1.57%     1.38%      1.26%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $191    $593   $1,020  $2,211
      ADVISORS SELECT CLASS                                     178     553      953   2,072
      ADVISORS PREFERRED CLASS                                  160     498      859   1,877
      SELECT CLASS                                              140     439      760   1,668
      PREFERRED CLASS                                           128     402      696   1,533




 72       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

PARTNERS SMALLCAP GROWTH FUND III
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS SMALLCAP GROWTH FUND III)


SUB-ADVISOR(S):    Mazama Capital Management, Inc. ("Mazama") and Columbus Circle Investors
                   ("CCI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, the highest market capitalization of the companies in the Russell 2500 Growth Index (as of December 31, 2006, the range was between approximately $56 million and $7.4 billion), at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Mazama manages its allocated portion of the Fund's portfolio using a bottom-up approach to security selection. The firm utilizes a proprietary model as the framework for security selection and portfolio construction decisions. Mazama's security selection process begins by screening a universe of over 1,500 companies within the market capitalization range of the securities in the Russell 2500 Growth Index for desirable financial characteristics. Mazama employs a proprietary price/performance model to identify a group of 300 to 400 companies that, in its judgment, may represent attractive investment opportunities. The model takes into account both quantitative and qualitative factors in order to identify companies that meet certain criteria. These factors include: (i) the quality of management and key personnel; (ii) the company's ability to meet or exceed earnings estimates; (iii) estimated return on equity divided by a company's forward price-to-earnings ratio; and (iv) estimated earnings growth divided by a company's forward price-to-earnings ratio. Companies passing the initial screening are further analyzed by Mazama using rigorous fundamental analysis.

Mazama's determination to sell a security from the Fund's portfolio is based on either a deterioration in the company's fundamentals or by a reduction in ranking due to price appreciation which is then reflected in a lower Price/ Performance Model score.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, CCI's team of investment professionals selects companies that meet the criteria of positive momentum in a company's progress and positive surprise in reported results.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisors' firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.



Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       73
www.principal.com

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Growth Stock Risk
- Foreign Securities Risk
- Market Segment (SmallCap and MidCap) Risk

- MidCap Stock Risk
- Small Company Risk
- Underlying Fund Risk

- Exchange Rate Risk
- Initial Public Offerings Risk
- Securities Lending Risk

Mazama has been the Fund's Sub-Advisor since June 1, 2004. CCI was added as an additional Sub-Advisor on December 15, 2006.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT SHARES)




2005                                                 11.89
2006                                                  9.85




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q1 '06    11.62%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q2 '06   -11.27%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   LIFE OF FUND
----------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................      9.66          11.31
ADVISORS SELECT CLASS...........................      9.85          11.51
ADVISORS PREFERRED CLASS........................      9.99          11.67
SELECT CLASS....................................     10.22          11.87
PREFERRED CLASS.................................     10.38          12.00
Russell 2500 Growth Index*......................     12.26          12.30
Morningstar Small Growth Category Average*......     10.50          10.61



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.

 * Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 74       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     1.10%      1.10%       1.10%     1.10%      1.10%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.54       0.46        0.33      0.29       0.27
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.99%      1.86%       1.68%     1.49%      1.37%
      Expense Reimbursement(2)........................     0.01       0.01        0.01      0.01       0.01
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.98%      1.85%       1.67%     1.48%      1.36%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $201    $623   $1,072  $2,316
      ADVISORS SELECT CLASS                                     188     584    1,005   2,179
      ADVISORS PREFERRED CLASS                                  170     529      912   1,986
      SELECT CLASS                                              151     470      812   1,779
      PREFERRED CLASS                                           138     433      749   1,645




Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       75
www.principal.com

PARTNERS SMALLCAP VALUE FUND
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS SMALLCAP VALUE FUND III)


SUB-ADVISOR(S):    Ark Asset Management Co., Inc. ("Ark Asset") and Los Angeles Capital
                   Management and Equity Research, Inc. ("LA Capital")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.



MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion) or $2 billion, whichever is greater,) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Ark Asset combines a systematic quantitative approach with traditional fundamental analysis to identify attractive small cap value companies. The Firm uses proprietary computer models that incorporate data from several sources to identify those companies whose securities that provide favorable investment opportunities. These models include traditional measures of value as well as earning expectations and are combined with a fundamental overlay to determine the relative attractiveness of each security in the research universe. Stocks with the highest overall ranking are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if a) its quantitative ranking has fallen to the bottom 40% of the research universe and/or it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations; or b) analysis indicates the risk/reward opportunity of a new investment is more favorable. To minimize risk and increase diversification, Ark Asset generally allocates Fund assets among economic sectors to within five percentage points (on an absolute basis) of that economic sector's percentage weighting in the Russell 2000 Index.

LA Capital employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security's exposure, and the Model's expected return for each factor.

The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisors' firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.


 76       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- MidCap Stock Risk
- Value Stock Risk

- Small Company Risk
- Securities Lending Risk

- Market Segment (SmallCap) Risk
- Initial Public Offerings Risk

Ark Asset has been Sub-Advisor to the Fund since March 1, 2001. LA Capital was added as an additional Sub-Advisor on September 1, 2004.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS)




2002                                                 -10.84
2003                                                  36.81
2004                                                  17.03
2005                                                   6.89
2006                                                  13.27




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    19.20%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -21.03%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................     13.14          11.42          12.30
ADVISORS SELECT CLASS...........................     13.27          11.57          12.45
ADVISORS PREFERRED CLASS........................     13.43          11.78          12.66
SELECT CLASS....................................     13.64          11.96          12.85
PREFERRED CLASS.................................     13.84          12.15          13.03
Russell 2000 Value Index*.......................     23.48          15.38          15.10
Morningstar Small Value Category Average*.......     16.27          13.85          13.99



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.

 * Lifetime results are measured from the date the Institutional shares were first sold (March 1, 2001).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       77
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     1.00%      1.00%       1.00%     1.00%      1.00%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.55       0.47        0.34      0.30       0.28
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.90%      1.77%       1.59%     1.40%      1.28%
      Expense Reimbursement(2)........................     0.02       0.02        0.02      0.02       0.02
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.88%      1.75%       1.57%     1.38%      1.26%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $191    $595   $1,025  $2,220
      ADVISORS SELECT CLASS                                     178     555      957   2,082
      ADVISORS PREFERRED CLASS                                  160     500      864   1,888
      SELECT CLASS                                              140     441      764   1,678
      PREFERRED CLASS                                           128     404      700   1,543




 78       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

PARTNERS SMALLCAP VALUE FUND I
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS SMALLCAP VALUE FUND I)


SUB-ADVISOR(S):    Mellon Equity Associates, LLP ("Mellon Equity") and J.P. Morgan Investment
                   Management, Inc. ("J.P. Morgan")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in a diversified group of equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000(R) Value Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion)) at the time of purchase. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of such companies. Emphasis is given to those companies that exhibit value characteristics. Up to 25 of the Fund's assets may be invested in foreign securities. The Fund may also purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.

J.P. Morgan uses a combination of quantitative and fundamental research, and then implements a disciplined portfolio construction process to build a portfolio. It seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the U.S. small company value universe, represented by the Russell 2000(R)Value Index. J.P. Morgan continuously screens the small company universe to identify for further analysis those companies that exhibit favorable valuation and momentum factor rankings. J.P. Morgan ranks these companies within economic sectors according to their relative attractiveness. J.P. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.

Under normal market conditions, the portion of the Fund sub-advised by J.P. Morgan will have sector weightings comparable to that of the U.S. small company value universe though it may under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale.

The portion of the Fund managed by J.P. Morgan seeks to provide full exposure to the equity market by investing in derivative securities such as index futures that reduce the impact of cash positions on performance relative to the benchmark.

In selecting investments for the Fund, Mellon Equity uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. Undervalued stocks are those selling at a low price relative to their profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.

Rather than using broad economic or market trends, Mellon Equity selects stocks on a company-by-company basis. To ensure ample diversification, the portion of the Fund's assets managed by Mellon Equity are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives performance.

Since the Fund has a long-term investment perspective, Mellon Equity does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading.


Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       79
www.principal.com

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisors' firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- MidCap Stock Risk

- Derivatives Risk
- Value Stock Risk
- Small Company Risk
- Underlying Fund Risk

- Market Segment (SmallCap) Risk
- Initial Public Offerings Risk
- Sector Risk
- Securities Lending Risk

J.P. Morgan has been the Fund's Sub-Advisor since December 30, 2002. Mellon Equity was added as an additional Sub- Advisor on August 8, 2005.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS SHARES)




2003                                                 49.18
2004                                                 22.21
2005                                                  5.64
2006                                                 17.51




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q2 '03   23.10%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q1 '03   -4.57%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   LIFE OF FUND
----------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................     17.32          22.71
ADVISORS SELECT CLASS...........................     17.51          22.85
ADVISORS PREFERRED CLASS........................     17.72          23.06
SELECT CLASS....................................     17.88          23.31
PREFERRED CLASS.................................     18.06          23.47
Russell 2000 Value Index*.......................     23.48          23.26
Morningstar Small Value Category Average*.......     16.27          20.61



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 30, 2002. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.

 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 80       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     1.00%      1.00%       1.00%     1.00%      1.00%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.55       0.47        0.34      0.30       0.28
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.90%      1.77%       1.59%     1.40%      1.28%
      Expense Reimbursement(2)........................     0.02       0.02        0.02      0.02       0.02
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.88%      1.75%       1.57%     1.38%      1.26%
        * Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $191    $595   $1,025  $2,220
      ADVISORS SELECT CLASS                                     160     500      864   1,888
      ADVISORS PREFERRED CLASS                                  160     500      864   1,838
      SELECT CLASS                                              140     441      764   1,678
      PREFERRED CLASS                                           128     404      700   1,543




Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       81
www.principal.com

PARTNERS SMALLCAP VALUE FUND II
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS SMALLCAP VALUE FUND II)


SUB-ADVISOR(S):    Dimensional Fund Advisors ("Dimensional") and Vaughan Nelson Investment
                   Management, LP ("Vaughan Nelson")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.


MAIN STRATEGIES AND RISKS
As a non-fundamental policy, under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small market capitalization companies. Up to 25% of the Fund's assets may be invested in foreign securities.

Dimensional invests Fund assets primarily in a diversified group of equity securities of small U.S. companies which Dimensional believes to be value stocks at the time of purchase. As of the date of this Prospectus, Dimensional considers small companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Under Dimensional's
market capitalization guidelines described above, as of December 31,      , the
market capitalization of a small cap company was defined by the (10% market
capitalization) (1,000th largest U.S. company) guideline, which was $   million
or below. This dollar amount will change due to market conditions. When implementing its strategy, Dimensional will, as of the date of the Prospectus, generally purchase securities of companies that are in the lowest 8% of total market capitalization but may also purchase securities of companies above this range that are considered small cap companies under Dimensional's market capitalization guidelines.

Dimensional considers a security to be a value stock primarily because the company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, Dimensional may consider additional factors such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria Dimensional uses for assessing value are subject to change from time-to-time.

Dimensional uses a market capitalization weighted approach in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by Dimensional for a variety of factors. Dimensional may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by Dimensional given market conditions. Dimensional may deviate from market capitalization weighting to limit or fix the exposure of the Fund to a particular issuer to a maximum proportion of the assets of the Fund. Dimensional may exclude the stock of a company that meets applicable market capitalization criterion if adjustments will result in a deviation from traditional market capitalization weighting.

Vaughan Nelson considers U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion)) at the time of purchase. Under normal market conditions, the portion of the Fund sub-advised by Vaughan Nelson invests at least 80% of its assets in equity securities of such companies.

Vaughan Nelson invests in small capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:
- companies earning a positive economic margin with stable-to-improving returns;
- companies valued at a discount to their asset value; and
- companies with an attractive dividend yield and minimal basis risk.


 82       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

In selecting investments, Vaughan Nelson generally employs the following strategy:
- value driven investment philosophy that selects stocks selling at attractive values based upon anticipated fundamentals of the business. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.
- Vaughan Nelson starts with an investment universe of 5,000 securities, then, using value-driven screens, creates a research universe of companies with market capitalizations of at least $100 million;
- uses fundamental analysis to construct a portfolio of securities that Vaughan Nelson believes has an attractive return potential.

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson's price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisors' firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Value Stock Risk
- Foreign Securities Risk
- Market Segment (SmallCap and MidCap) Risk
- MidCap Stock Risk
- Small Company Risk
- Exchange Rate Risk
- Equity Securities Risk
- Initial Public Offerings Risk
- Derivatives Risk
- Securities Lending Risk

Dimensional has been the Fund's Sub-Advisor since June 1, 2004. Vaughan Nelson was added as an additional Sub- Advisor of October 3, 2005.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS SHARES)




2005                                                  6.87
2006                                                 19.74




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q1 '06   13.70%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q2 '06   -4.14%




Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       83
www.principal.com

 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006                             PAST 1 YEAR   LIFE OF FUND
---------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS.........................................     19.59          16.76
ADVISORS SELECT CLASS............................................     19.74          16.87
ADVISORS PREFERRED CLASS.........................................     19.91          17.08
SELECT CLASS.....................................................     20.05          17.28
PREFERRED CLASS..................................................     20.15          17.43
Russell 2000 Value Index*........................................     23.48          18.20
Morningstar Small Value Category Average*........................     16.27          15.20



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.

 * Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     1.00%      1.00%       1.00%     1.00%      1.00%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.54       0.46        0.33      0.29       0.27
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.89%      1.76%       1.58%     1.39%      1.27%
      Expense Reimbursement(2)........................     0.01       0.01        0.01      0.01       0.01
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.88%      1.75%       1.57%     1.38%      1.26%
        * Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $191    $593   $1,020  $2,211
      ADVISORS SELECT CLASS                                     178     553      953   2,072
      ADVISORS PREFERRED CLASS                                  160     498      859   1,877
      SELECT CLASS                                              140     439      760   1,668
      PREFERRED CLASS                                           128     402      696   1,533




 84       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

SMALLCAP BLEND FUND
(Closed to new investors as of September 1, 2007)


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000(R) Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

PGI may purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risks
- Foreign Securities Risk
- Exchange Rate Risk
- Small Company Risk

- Derivatives Risk
- Growth Stock Risk
- Active Trading Risk
- Securities Lending Risk

- Market Segment (SmallCap) Risk
- Value Stock Risk
- Initial Public Offerings Risk


Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       85
www.principal.com

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS SHARES)




2001                                                   6.66
2002                                                 -17.51
2003                                                  41.74
2004                                                  15.59
2005                                                   8.97
2006                                                  13.37




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    19.73%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -16.16%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................     13.23          10.61          10.86
ADVISORS SELECT CLASS...........................     13.37          10.79          11.02
ADVISORS PREFERRED CLASS........................     13.67          10.94          11.20
SELECT CLASS....................................     14.34          11.21          11.43
PREFERRED CLASS.................................     13.95          11.33          11.56
Russell 2000 Index*.............................     18.37          11.39           9.85
Morningstar Small Blend Category Average*.......     15.06          11.72          11.21



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 * Lifetime results are measured from the date these share classes were first sold (December 6,2000).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 86       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     0.75%      0.75%       0.75%     0.75%      0.75%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.54       0.46        0.33      0.29       0.27
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.64%      1.51%       1.33%     1.14%      1.02%
      Expense Reimbursement(2)........................     0.01       0.01        0.01      0.01       0.01
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.63%      1.50%       1.32%     1.13%      1.01%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $166    $516    $891   $1,943
      ADVISORS SELECT CLASS                                     153     476     823    1,801
      ADVISORS PREFERRED CLASS                                  134     420     728    1,601
      SELECT CLASS                                              115     361     627    1,385
      PREFERRED CLASS                                           103     324     562    1,247




Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       87
www.principal.com

SMALLCAP GROWTH FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of December 31, 2006, the range was between approximately $39 million and $3.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.
The Fund may invest in foreign securities, including securities of companies that are located or do business in emerging markets, and in initial public offerings.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Underlying Fund Risk

- Derivatives Risk
- Growth Stock Risk
- Active Trading Risk
- Emerging Market Risk

- Market Segment (SmallCap) Risk
- Small Company Risk
- Initial Public Offerings Risk
- Securities Lending Risk


 88       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS SHARES)




2001                                                   0.69
2002                                                 -39.61
2003                                                  47.61
2004                                                  13.70
2005                                                   3.69
2006                                                  10.85




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q4 '01    33.46%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '01   -33.27%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................     10.60          2.90           1.77
ADVISORS SELECT CLASS...........................     10.85          3.10           1.95
ADVISORS PREFERRED CLASS........................     11.01          3.24           2.10
SELECT CLASS....................................     11.08          3.48           2.31
PREFERRED CLASS.................................     11.42          3.59           2.40
Russell 2000 Growth Index*......................     13.35          6.93           4.05
Morningstar Small Growth Category Average*......     10.50          6.12           3.61



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       89
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     0.75%      0.75%       0.75%     0.75%      0.75%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.54       0.46        0.33      0.29       0.27
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.64%      1.51%       1.33%     1.14%      1.02%
      Expense Reimbursement(2)........................     0.01       0.01        0.01      0.01       0.01
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.63%      1.50%       1.32%     1.13%      1.01%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $166    $516    $891   $1,943
      ADVISORS SELECT CLASS                                     153     476     823    1,801
      ADVISORS PREFERRED CLASS                                  134     420     728    1,600
      SELECT CLASS                                              115     361     626    1,385
      PREFERRED CLASS                                           103     324     562    1,247




 90       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

SMALLCAP S&P 600 INDEX FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style


MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index. The Sub-Advisor, PGI, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2006, the market capitalization range of the Index was between approximately $65 million and $3.7 billion. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of
1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P SmallCap 600. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund's assets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Small Company Risk
- Market Segment (SmallCap) Risk
- Underlying Fund Risk
- Derivatives Risk
- Securities Lending Risk

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
      The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       91
www.principal.com

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS SHARES)




2001                                                   5.64
2002                                                 -15.60
2003                                                  37.69
2004                                                  21.34
2005                                                   6.66
2006                                                  14.10




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q4 '01    20.39%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -18.81%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................     13.94          11.24          11.35
ADVISORS SELECT CLASS...........................     14.10          11.41          11.52
ADVISORS PREFERRED CLASS........................     14.27          11.57          11.69
SELECT CLASS....................................     14.48          11.77          11.89
PREFERRED CLASS.................................     14.60          11.90          12.00
S&P SmallCap 600 Index*.........................     15.12          12.49          11.48
Morningstar Small Blend Category Average*.......     15.06          11.72          11.21



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 * Lifetime results are measured from the date the Advisors Preferred Class shares was first sold (December 6, 2000).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 92       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     0.15%      0.15%       0.15%     0.15%      0.15%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.54       0.46        0.33      0.29       0.27
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.04%      0.91%       0.73%     0.54%      0.42%
      Expense Reimbursement(2)........................     0.01       0.01        0.01      0.01       0.01
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.03%      0.90%       0.72%     0.53%      0.41%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $105    $330    $573   $1,270
      ADVISORS SELECT CLASS                                      92     289     503    1,119
      ADVISORS PREFERRED CLASS                                   74     232     405      906
      SELECT CLASS                                               54     172     301      676
      PREFERRED CLASS                                            42     134     234      529




Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       93
www.principal.com

SMALLCAP VALUE FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

The Fund may invest in initial public offerings

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Small Company Risk

- Derivatives Risk
- Value Stock Risk
- Active Trading Risk
- Securities Lending Risk

- Market Segment (SmallCap) Risk
- Initial Public Offerings Risk
- Underlying Fund Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS)




2001                                                  9.33
2002                                                 -3.36
2003                                                 42.56
2004                                                 19.10
2005                                                  8.38
2006                                                 17.90




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    23.04%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -16.36%




 94       SMALL/MIDCAP US EQUITY FUNDS                  Principal Investors Fund
                                                                  1-800-547-7754

 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006                    PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
---------------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS................................     17.80          15.82          15.71
ADVISORS SELECT CLASS...................................     17.90          15.96          15.86
ADVISORS PREFERRED CLASS................................     18.08          16.17          16.06
SELECT CLASS............................................     18.36          16.38          16.27
PREFERRED CLASS.........................................     18.50          16.53          16.41
Russell 2000 Value Index*...............................     23.48          15.38          15.15
Morningstar Small Value Category Average*...............     16.27          13.85          14.18



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     0.75%      0.75%       0.75%     0.75%      0.75%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.54       0.46        0.33      0.29       0.27
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.64%      1.51%       1.33%     1.14%      1.02%
      Expense Reimbursement(2)........................     0.01       0.01        0.01      0.01       0.01
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.63%      1.50%       1.32%     1.13%      1.01%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $166    $516    $891   $1,943
      ADVISORS SELECT CLASS                                     153     476     823    1,801
      ADVISORS PREFERRED CLASS                                  134     420     728    1,600
      SELECT CLASS                                              115     361     626    1,385
      PREFERRED CLASS                                           103     324     562    1,247




Principal Investors Fund                   SMALL/MIDCAP US EQUITY FUNDS       95
www.principal.com

INTERNATIONAL EQUITY FUNDS

DIVERSIFIED INTERNATIONAL FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-
                   U.S. currencies.


MAIN STRATEGIES AND RISKS
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of companies that meet all of the following criteria: the company's principal place of business or principal office is outside the U.S.; the company's principal securities trading market is outside the U.S.; and the company, regardless of where its securities are traded, derives 50% or more of its total revenue from either goods or services produced or sales made outside the U.S. Primary consideration is given to securities of corporations of Western Europe, Canada, Australia, New Zealand, and the Pacific Islands. Changes in investments are made as prospects change for particular countries, industries or companies. The Fund may invest in smaller capitalization companies.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its net assets (plus any borrowings for investment purposes) invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

In choosing investments for the Fund, PGI pays particular attention to the long-term earnings prospects of the various companies under consideration. PGI then weighs those prospects relative to the price of the security.

The Fund may actively trade securities in an attempt to achieve its investment objective. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Small Company Risk

- Derivatives Risk
- Exchange Rate Risk
- Securities Lending Risk

- Market Segment Risk
- Active Trading Risk




 96       INTERNATIONAL EQUITY FUNDS                    Principal Investors Fund
                                                                  1-800-547-7754

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT SHARES)




2001                                                 -24.95
2002                                                 -17.13
2003                                                  33.09
2004                                                  19.37
2005                                                  23.02
2006                                                  27.01




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q4 '03    17.34%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -18.87%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................     26.67          15.37           7.93
ADVISORS SELECT CLASS...........................     27.01          15.52           8.06
ADVISORS PREFERRED CLASS........................     27.06          15.72           8.26
SELECT CLASS....................................     27.23          16.15           8.63
PREFERRED CLASS.................................     27.48          16.15           8.62
Citigroup BMI Global ex-US Index *..............     27.28          18.08          10.90
MSCI ACWI Ex-US Index(#)........................
Morningstar Foreign Large Blend Category
  Average*......................................     24.80          13.19           6.61



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).

 (#) This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                     INTERNATIONAL EQUITY FUNDS       97
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     0.90%      0.90%       0.90%     0.90%      0.90%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.59       0.51        0.38      0.34       0.32
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.84%      1.71%       1.53%     1.34%      1.22%
      Expense Reimbursement(2)........................     0.06       0.06        0.06      0.06       0.06
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.78%      1.65%       1.47%     1.28%      1.16%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $181    $566    $977   $2,124
      ADVISORS SELECT CLASS                                     168     532     922    2,014
      ADVISORS PREFERRED CLASS                                  150     476     828    1,818
      SELECT CLASS                                              130     396     706    1,585
      PREFERRED CLASS                                           118     380     664    1,471




 98       INTERNATIONAL EQUITY FUNDS                    Principal Investors Fund
                                                                  1-800-547-7754

INTERNATIONAL EMERGING MARKETS FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


MAIN STRATEGIES AND RISKS
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. Under normal conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) are invested in emerging market country equity securities. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. PGI focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

The Fund invests in securities of companies that meet all of the following criteria:
- the company's principal place of business or principal office is in emerging market countries;
- the company's principal securities trading market is an emerging market country; and
- the company, regardless of where its securities are traded, derives 50% or more of its total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

The Fund may invest assets in smaller or mid capitalization companies. PGI defines a smaller capitalization company as having a market capitalization between approximately $39 million and $3.1 billion. PGI defines a mid capitalization company as having a market capitalization between approximately $1.2 billion and $20.3 billion.

The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may actively trade securities in an attempt to achieve its investment objective.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Market Segment (SmallCap and MidCap) Risk

- Derivatives Risk
- Exchange Rate Risk
- Emerging Market Risk
- Securities Lending Risk

- Small Company Risk
- Active Trading Risk
- Underlying Fund Risk


Principal Investors Fund                     INTERNATIONAL EQUITY FUNDS       99
www.principal.com

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT SHARES)




2001                                                 -4.06
2002                                                 -7.59
2003                                                 55.86
2004                                                 24.93
2005                                                 34.91
2006                                                 36.29




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q4 '01    26.64%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '01   -23.87%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................     36.09          26.88          20.57
ADVISORS SELECT CLASS...........................     36.29          27.04          20.75
ADVISORS PREFERRED CLASS........................     36.52          27.29          20.96
SELECT CLASS....................................     36.81          27.53          21.21
PREFERRED CLASS.................................     36.94          27.65          21.29
MSCI Emerging Markets Free Index-NDTR*..........     32.17          26.59          21.11
Morningstar Diversified Emerging Markets
  Category Average*.............................     32.36          25.98          20.58



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 100       INTERNATIONAL EQUITY FUNDS                   Principal Investors Fund
                                                                  1-800-547-7754

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees(1)..............................     1.20%      1.20%       1.20%     1.20%      1.20%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(2)..............................     0.68       0.60        0.47      0.58       0.41
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     2.23%      2.10%       1.92%     1.88%      1.61%
      Expense Reimbursement(3)........................     0.15       0.15        0.15      0.15       0.15
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     2.08%      1.95%       1.77%     1.73%      1.46%
        *Other Expenses Includes:
           Service Fee................................     0.25%      0.25%       0.17%     0.15%      0.15%
           Administrative Service Fee.................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. The Fund's management fees have been decreased effective October 1, 2006.

 (2) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLES
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                        NUMBER OF YEARS YOU OWN YOUR
                                                                   SHARES
-------------------------------------------------------------------------------------
                                                          1       3       5      10
-------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS                                $211    $683   $1,181  $2,553
ADVISORS SELECT CLASS                                    198     643    1,115   2,419
ADVISORS PREFERRED CLASS                                 180     589    1,023   2,231
SELECT CLASS                                             161     530      925   2,029
PREFERRED CLASS                                          149     493      862   1,898




Principal Investors Fund                    INTERNATIONAL EQUITY FUNDS       101
www.principal.com

INTERNATIONAL GROWTH FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-
                   U.S. currencies.


MAIN STRATEGIES AND RISKS
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. The Fund invests in securities of companies that meet all of the following criteria:
- the company's principal place of business or principal offices outside the U.S.;
- the company's principal securities trading market is outside the U.S.; and
- the company, regardless of where its securities are traded, derives 50% or more of its total revenue from either goods or services produced or sales made outside the U.S.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Small Company Risk

- Derivatives Risk
- Exchange Rate Risk
- Growth Stock Risk

- Market Segment Risk
- Underlying Fund Risk
- Securities Lending Risk


 102       INTERNATIONAL EQUITY FUNDS                   Principal Investors Fund
                                                                  1-800-547-7754

PGI became the Fund's Sub-Advisor on November 1, 2002.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT SHARES)




2001                                                 -21.75
2002                                                 -16.84
2003                                                  37.85
2004                                                  21.83
2005                                                  21.41
2006                                                  23.42




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    18.14%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -21.59%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................     23.24          15.79          8.29
ADVISORS SELECT CLASS...........................     23.42          15.92          8.40
ADVISORS PREFERRED CLASS........................     23.60          16.95          9.24
SELECT CLASS....................................     23.85          16.41          8.84
PREFERRED CLASS.................................     24.01          16.58          8.97
CITI World Ex-US BMI Growth Index*..............     23.69          14.72          6.78
MSCI World Ex-US Growth Index(#)................
Morningstar Foreign Large Growth Category
  Average*......................................     23.78          12.54          5.70



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.

 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

 (#) This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                    INTERNATIONAL EQUITY FUNDS       103
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     0.99%      0.99%       0.99%     0.99%      0.99%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.56       0.48        0.35      0.35       0.29
                                                           ----       ----        ----      ----       ----
                  TOTAL ASSETS FUND OPERATING EXPENSES     1.90%      1.77%       1.59%     1.44%      1.28%
      Expense Reimbursement(2)........................     0.03       0.03        0.03      0.03       0.03
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.87%      1.74%       1.56%     1.41%      1.25%
        * Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $190    $594   $1,024  $2,220
      ADVISORS SELECT CLASS                                     177     554      956   2,081
      ADVISORS PREFERRED CLASS                                  159     499      863   1,887
      SELECT CLASS                                              139     440      763   1,677
      PREFERRED CLASS                                           127     403      699   1,543




 104       INTERNATIONAL EQUITY FUNDS                   Principal Investors Fund
                                                                  1-800-547-7754

PARTNERS GLOBAL EQUITY FUND
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS GLOBAL EQUITY FUND I)


SUB-ADVISOR(S):    J.P. Morgan Investment Management, Inc. ("J.P. Morgan")

OBJECTIVE:         The Fund seeks long-term growth of capital

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking growth of capital who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies


MAIN STRATEGIES AND RISKS
The Fund invests, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund invests in a diversified portfolio of equity securities of companies located or operating in developed countries and emerging markets of the world. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States.

The Sub-Advisor, J.P. Morgan, selects companies on the basis of fundamental, thematic and quantitative analysis. The analysis is performed by:
- the locally based regional specialists who provide local market insights, including an assessment of:
  - Business characteristics: recurring demand for product and identifiable competitive advantage;
  - Financial characteristics: cash flow generation and improving returns on capital;
  - Management factors: focus on shareholder return and long-term strategic planning; and
  - Valuation: earnings and return based.
- the global sector specialists who provide global industry insights and build upon the local market analysis by seeking to determine which are the best stock ideas in each industry globally; and
- the portfolio construction team which captures the analysis done by the local and global teams and constructs a portfolio.

The Sub-Advisor may sell a stock for the following reasons:
- the global sector specialist downgrades a company (e.g. relative outperformance leads to a less attractive valuation); or
- portfolio construction issues in terms of stock, sector or country weightings.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Small Company Risk
- Foreign Securities Risk
- Market Segment (SmallCap and MidCap) Risk

- Derivatives Risk
- Exchange Rate Risk
- Securities Lending Risk

- Emerging Markets Risk
- MidCap Stock Risk


Principal Investors Fund                    INTERNATIONAL EQUITY FUNDS       105
www.principal.com

J.P. Morgan has been the Fund's Sub-Advisor since March 1, 2005.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS SHARES)




2006                                                 15.57




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q4 '06    7.61%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q2 '06   -1.88%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   LIFE OF FUND
----------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................     15.35          13.34
ADVISORS SELECT CLASS...........................     15.57          13.69
ADVISORS PREFERRED CLASS........................     15.70          13.68
SELECT CLASS....................................     15.93          13.86
PREFERRED CLASS.................................     15.98          13.96
MSCI World Index-ND*............................     20.07          15.56
Morningstar World Stock Category Average*.......     19.52          16.48



   Index performance does not reflect deductions for fees, expenses or taxes.

   The classes began operations March 1, 2005.

 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (March 1, 2005).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 106       INTERNATIONAL EQUITY FUNDS                   Principal Investors Fund
                                                                  1-800-547-7754

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     0.95%      0.95%       0.95%     0.95%      0.95%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.68       0.60        0.47      0.59       0.41
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.98%      1.85%       1.67%     1.64%      1.36%
      Expense Reimbursement(2)........................     0.15       0.15        0.15      0.15       0.15
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.83%      1.70%       1.52%     1.49%      1.21%
        * Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $186    $607   $1,054  $2,294
      ADVISORS SELECT CLASS                                     173     567      987   2,157
      ADVISORS PREFERRED CLASS                                  155     512      893   1,964
      SELECT CLASS                                              135     453      794   1,756
      PREFERRED CLASS                                           123     416      730   1,622




Principal Investors Fund                    INTERNATIONAL EQUITY FUNDS       107
www.principal.com

PARTNERS INTERNATIONAL FUND
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS INTERNATIONAL FUND I)


SUB-ADVISOR(S):    Pyramis Global Advisors, LLC ("Pyramis")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-
                   U.S. currencies.


MAIN STRATEGIES AND RISKS
The Sub-Advisor, Pyramis, normally invests the Fund's assets primarily in non-U.S. securities. Pyramis normally invests the Fund's assets primarily in common stocks. Pyramis normally diversifies the Fund's investments across different countries and regions. In allocating the investments across countries and regions, Pyramis will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the Fund, Pyramis relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Fund, Pyramis invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

Pyramis may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If Pyramis's strategies do not work as intended, the Fund may not achieve its objective.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Small Company Risk
- Foreign Securities Risk
- Market Segment (SmallCap and
  MidCap) Risk

- Derivatives Risk
- Exchange Rate Risk
- Securities Lending Risk

- Underlying Fund Risk
- MidCap Stock Risk


 108       INTERNATIONAL EQUITY FUNDS                   Principal Investors Fund
                                                                  1-800-547-7754

Pyramis has been the Fund's Sub-Advisor since December 29, 2003.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS SHARES)




2004                                                 19.64
2005                                                 12.80
2006                                                 25.58



  The share class shown in the bar chart above has been changed to Advisors Select Class shares to facilitate comparison of funds in this prospectus.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q4 '04   14.43%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q2 '05   -0.59%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   LIFE OF FUND
----------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................     25.51          19.23
ADVISORS SELECT CLASS...........................     25.58          19.34
ADVISORS PREFERRED CLASS........................     25.88          19.54
SELECT CLASS....................................     26.14          19.80
PREFERRED CLASS.................................     26.21          19.89
MSCI EAFE (Europe, Australia, Far East) Index -
  ND*...........................................     26.34          19.93
Morningstar Foreign Large Blend Category
  Average*......................................     24.80          18.97



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which these classes began operations, their returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for the periods prior to the date these classes began operations) that is no higher than the historical performance of the Institutional Class shares.

 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                    INTERNATIONAL EQUITY FUNDS       109
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     1.09%      1.09%       1.09%     1.09%      1.09%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.57       0.49        0.36      0.37       0.30
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     2.01%      1.88%       1.70%     1.55%      1.39%
      Expense Reimbursement(2)........................     0.04       0.04        0.04      0.04       0.04
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.97%      1.84%       1.66%     1.51%      1.35%
        * Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $200    $627   $1,079  $2,334
      ADVISORS SELECT CLASS                                     187     587    1,012   2,198
      ADVISORS PREFERRED CLASS                                  169     532      919   2,005
      SELECT CLASS                                              150     473      820   1,798
      PREFERRED CLASS                                           137     436      757   1,665




 110       INTERNATIONAL EQUITY FUNDS                   Principal Investors Fund
                                                                  1-800-547-7754

REAL ESTATE FUND

REAL ESTATE SECURITIES FUND


SUB-ADVISOR(S):    Principal Real Estate Investors, LLC ("Principal - REI")

OBJECTIVE:         The Fund seeks to generate a total return.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund may invest in smaller capitalization companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
- equity REITs, which primarily own property and generate revenue from rental income;
- mortgage REITs, which invest in real estate mortgages; and
- hybrid REITs, which combine the characteristics of both equity and mortgage REITs.
In selecting securities for the Fund, the Sub-Advisor, Principal-REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies. The Fund is "non-diversified," which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Sector Risk
- Prepayment Risk

- Derivatives Risk
- Exchange Rate Risk
- Underlying Fund Risk
- Non-Diversification Risk

- Small Company Risk
- Real Estate Securities Risk
- Active Trading Risk
- Securities Lending Risk




Principal Investors Fund                              REAL ESTATE FUND       111
www.principal.com

Principal-REI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS SHARES)




2001                                                  7.49
2002                                                  7.05
2003                                                 37.35
2004                                                 33.08
2005                                                 14.80
2006                                                 35.46
2007
2008
2009
2010




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q4 '04   17.31%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q2 '04   -7.48%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................     35.28          24.91          22.20
ADVISORS SELECT CLASS...........................     35.46          24.93          22.25
ADVISORS PREFERRED CLASS........................     35.76          25.30          22.58
SELECT CLASS....................................     36.01          25.38          22.69
PREFERRED CLASS.................................     36.16          25.54          22.82
MSCI US REIT Index*.............................     35.92          23.22          21.42
Morningstar Specialty-Real Estate Category
  Average*......................................     33.61          22.98          20.90



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 112       REAL ESTATE FUND                             Principal Investors Fund
                                                                  1-800-547-7754

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     0.84%      0.84%       0.84%     0.84%      0.84%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses(1)...............................     0.54       0.46        0.33      0.29       0.27
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.73%      1.60%       1.42%     1.23%      1.11%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $176    $545    $939   $2,041
      ADVISORS SELECT CLASS                                     163     505     871    1,900
      ADVISORS PREFERRED CLASS                                  145     449     776    1,702
      SELECT CLASS                                              125     390     676    1,489
      PREFERRED CLASS                                           113     353     612    1,352




Principal Investors Fund                              REAL ESTATE FUND       113
www.principal.com

BALANCED/ASSET ALLOCATION FUNDS

PRINCIPAL LIFETIME FUNDS

Principal Investors Fund, Inc. offers Funds that are designed to meet the needs of an investor who wants an investment option that is suited to the investor's particular investment time horizon and who tends to be more accepting of risk in the early years of his or her time horizon and becomes more risk-averse as he or she nears the investment goal (for example, retirement or saving for college). Professional investment advisers manage the Funds to align, over time, underlying investments with the changing risk tolerance of the investor. These Funds are sometime referred as "target date funds." The target date Funds offered by the Fund are: Principal LifeTime 2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal LifeTime 2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050, Principal LifeTime 2055, and Principal LifeTime Strategic Income (the "Principal LifeTime Funds").


OBJECTIVE:  The investment objective of each of the Principal LifeTime 2010, 2015, 2020,
            2025, 2030, 2035, 2040, 2045, 2050, and 2055 Funds is to seek a total return consisting of long-term growth of capital and current income.

            The investment objective of the Principal LifeTime Strategic Income Fund is to seek current income.


MAIN STRATEGIES AND RISKS
To pursue its goal, each Principal LifeTime Fund invests in other Principal Funds (the "underlying funds") that Principal and Principal Global Investors, LLC ("PGI"), the Fund's Sub-Advisor, consider appropriate based on the remaining time horizon of a particular Principal LifeTime Fund and the expected risk tolerance of those investors who have chosen that time horizon. The underlying funds provide each Fund with exposure to a broad range of asset classes, including domestic and foreign equity and fixed-income securities. In the case of Principal LifeTime Strategic Income Fund, most of the Fund's assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing securities through their investments in fixed-income securities, "hybrid" securities - such as real estate securities and preferred securities, which may produce current income as well as capital gains - and dividend generating domestic and foreign stocks.

Both Principal and PGI provide investment advisory services to the Principal LifeTime Funds. Principal has hired PGI to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for each Principal LifeTime Fund. PGI is also responsible for employing an active rebalancing strategy which is designed to identify asset classes that appear attractive or unattractive over the short term.

After PGI sets the percentage of Fund assets to be allocated to a particular asset class, Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of a Fund or market forces or Fund circumstances which indicate that changes in allocations may be appropriate. Principal may, at any time, add, remove, or substitute underlying funds in which a Principal LifeTime Fund invests.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. In addition, qualitative factors such as organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading, and compliance systems of the underlying fund's Sub-Advisor are also evaluated. There are no minimum or maximum percentages of assets that a Principal LifeTime Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established from time to time for underlying funds. Principal monitors the performance of the Sub-Advisor of each underlying fund relative to that fund's appropriate benchmark and peer group.


 114       BALANCED/ASSET ALLOCATION FUNDS              Principal Investors Fund
                                                                  1-800-547-7754

Over time, PGI intends to gradually shift the asset allocation targets of each Principal LifeTime Fund (other than the Principal LifeTime Strategic Income
Fund) to accommodate investors progressing from asset accumulation years to income-generation years. It is expected that, within 10 to 15 years after its target year, a Principal LifeTime Fund's underlying fund allocation will match that of the Principal LifeTime Strategic Income Fund. At that time the Principal LifeTime Fund may be combined with the Principal LifeTime Strategic Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.

There can be no assurance that any Principal LifeTime Fund will achieve its investment objective. The net asset value of each of the Principal LifeTime Fund's shares is affected by changes in the value of the securities it owns. The Fund's performance is directly related to the performance of the underlying funds. The ability of each Principal LifeTime Fund to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.

The broad diversification of each Principal LifeTime Fund is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of a Principal LifeTime Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

Each Principal LifeTime Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. The primary risks associated with investing in the underlying funds are identified in the summary of each underlying funds in this prospectus.

The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in stocks, the greater the potential exposure to the following risks (as defined in Appendix A):

- Equity Securities Risk
- Derivatives Risk
- Active Trading Risk

- Growth Stock Risk
- Market Segment (LargeCap) Risk
- Underlying Fund Risk

- Value Stock Risk
- Exchange Rate Risk

The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in bonds or other forms of fixed-income securities, the greater the potential exposure to the following risks (as defined in Appendix A):

- Fixed-Income Risk
- U.S. Government Securities Risk

- Municipal Securities Risk
- U.S. Government Sponsored Securities Risk

- Portfolio Duration Risk
- High Yield Securities Risk

The greater the investment by each Principal LifeTime Fund in Funds that invest in foreign investments, the greater the potential exposure to the following risks (as defined in Appendix A):

- Foreign Securities Risk
- Market Segment Risk

- Exchange Rate Risk
- Derivatives Risk

- Small Company Risk

Each Principal LifeTime Fund is also subject to the following risks:

SECURITIES LENDING RISK. (as defined in Appendix A)

PAYMENT IN KIND LIQUIDITY RISK. Under certain circumstances, an underlying fund may determine to pay a redemption request by a Principal LifeTime Fund wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Principal LifeTime Funds may hold portfolio securities until Principal determines that it is appropriate to dispose of such securities.

CONFLICT OF INTEREST RISK. The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Principal LifeTime Funds serve in the same capacities for the underlying funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Principal LifeTime Funds and the underlying funds. Because Principal and its affiliated companies earn different fees from the underlying funds in which the Principal LifeTime Funds invest, there may be a conflict between the interests of the Principal LifeTime Funds and the economic interests of Principal and its affiliates.


Principal Investors Fund               BALANCED/ASSET ALLOCATION FUNDS       115
www.principal.com

PGI has provided investment advice to each Principal LifeTime Fund since its inception.

As of October 31, 2006, each Principal LifeTime Fund's assets were allocated among the underlying funds as identified in the table below.

                                                                         PRINCIPAL
                  PRINCIPAL  PRINCIPAL  PRINCIPAL  PRINCIPAL  PRINCIPAL   LIFETIME
                   LIFETIME   LIFETIME   LIFETIME   LIFETIME   LIFETIME  STRATEGIC
                     2010       2020       2030       2040       2050      INCOME
 UNDERLYING FUND     FUND       FUND       FUND       FUND       FUND       FUND
 ---------------  ---------  ---------  ---------  ---------  ---------  ---------
Bond & Mortgage
  Securities         31.96%     24.33%     17.17%     11.85%      6.65%     38.47%
Disciplined
  LargeCap Blend     10.37      15.43      17.31      18.94      21.09       5.33
Inflation
  Protection          0.82                                                   1.31
International
  Emerging
  Markets             0.69       0.99       1.16       1.10       1.11
International
  Growth              5.93       9.55      12.12      12.61      14.91       3.71
Large Cap Growth      4.13       5.63       6.78       8.05       8.72       2.33
LargeCap Value        3.03       4.15       5.12       6.13       6.37       1.73
Partners
  International       1.36       1.54       1.82       2.10       2.23       0.62
Partners
  LargeCap Blend
  I                   0.97       1.67       1.68       1.84       2.01       0.60
Partners
  LargeCap
  Growth I            1.17       1.22       1.64       2.15       2.15       0.56
Partners
  LargeCap
  Growth II           2.77       3.84       4.62       5.54       5.81       1.43
Partners
  LargeCap Value      4.90       6.44       7.82       9.14      10.26       2.75
Partners
  LargeCap Value
  I                   0.76       0.98       1.19       1.26       1.37
Partners MidCap
  Growth                         0.42       0.63       0.70       0.86
Partners MidCap
  Value I                        0.43       0.64       0.71       0.87
Partners
  SmallCap
  Growth I                                  0.45       0.71       0.88
Partners
  SmallCap
  Growth III          0.52       1.62       1.97       2.44       2.89
Partners
  SmallCap Value
  I                                         0.45       0.71       0.98
Preferred
  Securities          9.14       9.25       6.13       4.05       2.72      10.04
Real Estate
  Securities          8.73       8.66       7.16       4.89       2.67       6.97
SmallCap S&P 600
  Index               3.61       2.24       2.15       2.62       2.52       2.14
SmallCap Value        0.56       1.61       1.99       2.46       2.93
Ultra Short Bond      8.58                                                  22.01
                    ------     ------     ------     ------     ------     ------
           TOTAL    100.00%    100.00%    100.00%    100.00%    100.00%    100.00%


HISTORICAL PERFORMANCE
The following bar charts and tables show the historical investment performance of each Principal LifeTime Fund. The bar chart for each Fund shows how the Fund's total return has varied year-by-year, and the table for the Fund shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Fund. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Each Fund's investment return is net of the operating expenses of each of the underlying funds.


 116       BALANCED/ASSET ALLOCATION FUNDS              Principal Investors Fund
                                                                  1-800-547-7754

                    PRINCIPAL LIFETIME STRATEGIC INCOME FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying fixed-income funds, but also invests in underlying equity and hybrid funds according to an asset allocation strategy designed for investors seeking current income from their investment.

PERFORMANCE
The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT SHARES)



(BAR CHART)

2002                                                 -2.42
2003                                                 14.43
2004                                                 10.52
2005                                                  3.28
2006                                                  8.35




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    6.94%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -3.54%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006             PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
--------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS.........................      8.19          6.48           5.72
ADVISORS SELECT CLASS............................      8.35          6.67           5.89
ADVISORS PREFERRED CLASS.........................      8.47          6.79           6.03
SELECT CLASS.....................................      8.66          6.99           6.23
PREFERRED CLASS..................................      8.86          7.16           6.39
S&P 500 Index*...................................     15.79          6.19           4.10
Lehman Brothers Aggregate Bond Index*............      4.33          5.06           5.33
Morningstar Conservative Allocation Category
  Average*.......................................      8.17          5.66           4.29
Morningstar Target-Date 2000-2014 Category
  Average*(1)....................................      8.60          5.39           4.99



    Index performance does not reflect deductions for fees, expenses or taxes.

    The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.

  * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

 (1) Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund               BALANCED/ASSET ALLOCATION FUNDS       117
www.principal.com

                          PRINCIPAL LIFETIME 2010 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT SHARES)



(BAR CHART)

2002                                                 -5.07
2003                                                 17.90
2004                                                 10.95
2005                                                  4.73
2006                                                 11.18




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    8.50%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -5.56%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006          PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS......................     11.06          7.49           6.43
ADVISORS SELECT CLASS.........................     11.18          7.65           6.56
ADVISORS PREFERRED CLASS......................     11.36          7.84           6.76
SELECT CLASS..................................     11.56          8.02           6.95
PREFERRED CLASS...............................     11.68          8.16           7.08
S&P 500 Index*................................     15.79          6.19           4.10
Lehman Brothers Aggregate Bond Index*.........      4.33          5.06           5.33
Morningstar Conservative Allocation Category
  Average*....................................      8.17          5.66           4.29
Morningstar Target-Date 2000-2014 Category
  Average*(1).................................      8.60          5.39           4.99



    Index performance does not reflect deductions for fees, expenses or taxes.

    The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.

  * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

 (1) Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 118       BALANCED/ASSET ALLOCATION FUNDS              Principal Investors Fund
                                                                  1-800-547-7754

                          PRINCIPAL LIFETIME 2015 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

 ESTIMATED ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                       ADVISORS    ADVISORS    ADVISORS
                                                      SIGNATURE*    SELECT*   PREFERRED*   SELECT*   PREFERRED*
      ---------------------------------------------------------------------------------------------------------
      Management Fees...............................    0.1225%     0.1225%     0.1225%     0.1225%    0.1225%
      12b-1 Fees....................................    0.3500      0.3000      0.2500      0.1000
      Other Expenses................................    0.5500      0.4700      0.3400      0.3000     0.2800
                                                        ------      ------      ------      ------     ------
             TOTAL GROSS OPERATING FEES AND EXPENSES    1.0225%     0.8925%     0.7125%     0.5225%    0.4025%
      Acquired Fund ("Underlying Fund") Operating
        Expenses....................................    0.7000      0.7000      0.7000      0.7000     0.7000
                                                        ------      ------      ------      ------     ------
                TOTAL ANNUAL FUND OPERATING EXPENSES    1.7225%     1.5925%     1.4125%     1.2225%    1.1025%



 (*) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 1.0525% for Advisors Signature Class, 0.9225% for Advisors Select Class, 0.7425% for Advisors Preferred Class, 0.5525% for Select Class, and 0.4325% for Preferred Class.

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
--------------------------------------------------------------------------------------------------------
                                                             1                                        3
--------------------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS                                   $175                                     $543
ADVISORS SELECT CLASS                                       162                                      503
ADVISORS PREFERRED CLASS                                    144                                      447
SELECT CLASS                                                125                                      388
PREFERRED CLASS                                             112                                      351




Principal Investors Fund               BALANCED/ASSET ALLOCATION FUNDS       119
www.principal.com

                          PRINCIPAL LIFETIME 2020 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT SHARES)



(BAR CHART)

2002                                                 -7.68
2003                                                 20.62
2004                                                 11.50
2005                                                  6.82
2006                                                 13.35




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03   10.12%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -7.78%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006          PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS......................     13.30          8.38           7.13
ADVISORS SELECT CLASS.........................     13.35          8.50           7.26
ADVISORS PREFERRED CLASS......................     13.62          8.70           7.47
SELECT CLASS..................................     13.82          8.90           7.66
PREFERRED CLASS...............................     14.03          9.04           7.79
S&P 500 Index*................................     15.79          6.19           4.10
Lehman Brothers Aggregate Bond Index*.........      4.33          5.06           5.33
Morningstar Moderate Allocation Category
  Average*....................................     11.26          6.09           4.88
Morningstar Target-Date 2015-2029 Category
  Average*(1).................................     12.41          6.88           5.67



    Index performance does not reflect deductions for fees, expenses or taxes.

    The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.

   * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

 (1) Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 120       BALANCED/ASSET ALLOCATION FUNDS              Principal Investors Fund
                                                                  1-800-547-7754

                          PRINCIPAL LIFETIME 2025 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

 ESTIMATED ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                       ADVISORS    ADVISORS    ADVISORS
                                                      SIGNATURE*    SELECT*   PREFERRED*   SELECT*   PREFERRED*
      ---------------------------------------------------------------------------------------------------------
      Management Fees...............................    0.1225%     0.1225%     0.1225%     0.1225%    0.1225%
      12b-1 Fees....................................    0.3500      0.3000      0.2500      0.1000
      Other Expenses................................    0.5400      0.4600      0.3300      0.2900     0.2700
                                                        ------      ------      ------      ------     ------
             TOTAL GROSS OPERATING FEES AND EXPENSES    1.0125%     0.8825%     0.7025%     0.5125%    0.3925%
      Acquired Fund ("Underlying Fund") Operating
        Expenses....................................    0.7400      0.7400      0.7400      0.7400     0.7400
                                                        ------      ------      ------      ------     ------
                TOTAL ANNUAL FUND OPERATING EXPENSES    1.7525%     1.6225%     1.4425%     1.2525%    1.1325%



 (*) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 1.0525% for Advisors Signature Class, 0.9225% for Advisors Select Class, 0.7425% for Advisors Preferred Class, 0.5525% for Select Class, and 0.4325% for Preferred Class.

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
--------------------------------------------------------------------------------------------------------
                                                             1                                        3
--------------------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS                                   $178                                     $552
ADVISORS SELECT CLASS                                       165                                      512
ADVISORS PREFERRED CLASS                                    147                                      456
SELECT CLASS                                                128                                      397
PREFERRED CLASS                                             115                                      360




Principal Investors Fund               BALANCED/ASSET ALLOCATION FUNDS       121
www.principal.com

                          PRINCIPAL LIFETIME 2030 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT SHARES)



(BAR CHART)

2002                                                 -10.72
2003                                                  22.30
2004                                                  12.06
2005                                                   7.50
2006                                                  14.42




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    11.35%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -10.11%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006          PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS......................     14.22          8.40           6.97
ADVISORS SELECT CLASS.........................     14.42          8.52           7.09
ADVISORS PREFERRED CLASS......................     14.65          8.75           7.32
SELECT CLASS..................................     14.74          9.29(1)        7.81(1)
PREFERRED CLASS...............................     14.99          9.06           7.63
S&P 500 Index*................................     15.79          6.19           4.10
Lehman Brothers Aggregate Bond Index*.........      4.33          5.06           5.33
Morningstar Moderate Allocation Category
  Average*....................................     11.26          6.09           4.88
Morningstar Target-Date 2030+ Category
  Average*(2).................................     14.40          7.60           5.84



    Index performance does not reflect deductions for fees, expenses or taxes.

    The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.

  * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

 (1) During 2003, the Select Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total returns shown in the table for 5 years and Life of Fund are greater than they would have been without the redemption.

 (2) Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 122       BALANCED/ASSET ALLOCATION FUNDS              Principal Investors Fund
                                                                  1-800-547-7754

                          PRINCIPAL LIFETIME 2035 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

 ESTIMATED ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                       ADVISORS    ADVISORS    ADVISORS
                                                      SIGNATURE*    SELECT*   PREFERRED*   SELECT*   PREFERRED*
      ---------------------------------------------------------------------------------------------------------
      Management Fees...............................    0.1225%     0.1225%     0.1225%     0.1225%    0.1225%
      12b-1 Fees....................................    0.3500      0.3000      0.2500      0.1000
      Other Expenses................................    0.5500      0.4700      0.3400      0.3000     0.2800
                                                        ------      ------      ------      ------     ------
             TOTAL GROSS OPERATING FEES AND EXPENSES    1.0225%     0.8925%     0.7125%     0.5225%    0.4025%
      Acquired Fund ("Underlying Fund") Operating
        Expenses....................................    0.7500      0.7500      0.7500      0.7500     0.7500
                                                        ------      ------      ------      ------     ------
                TOTAL ANNUAL FUND OPERATING EXPENSES    1.7725%     1.6425%     1.4625%     1.2725%    1.1525%



 (*) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 1.0525% for Advisors Signature Class, 0.9225% for Advisors Select Class, 0.7425% for Advisors Preferred Class, 0.5525% for Select Class, and 0.4325% for Preferred Class.

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
--------------------------------------------------------------------------------------------------------
                                                             1                                        3
--------------------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS                                   $180                                     $558
ADVISORS SELECT CLASS                                       167                                      518
ADVISORS PREFERRED CLASS                                    149                                      462
SELECT CLASS                                                130                                      404
PREFERRED CLASS                                             117                                      366




Principal Investors Fund               BALANCED/ASSET ALLOCATION FUNDS       123
www.principal.com

                          PRINCIPAL LIFETIME 2040 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT SHARES)



(BAR CHART)

2002                                                 -13.25
2003                                                  23.76
2004                                                  12.24
2005                                                   7.96
2006                                                  14.73




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    12.38%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -12.12%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006          PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS......................     14.63          8.15           7.10
ADVISORS SELECT CLASS.........................     14.73          8.34           7.28
ADVISORS PREFERRED CLASS......................     14.94          8.50           7.45
SELECT CLASS..................................     15.15          8.67           7.63
PREFERRED CLASS...............................     15.33          8.83           7.79
S&P 500 Index*................................     15.79          6.19           4.10
Lehman Brothers Aggregate Bond Index*.........      4.33          5.06           5.33
Morningstar Moderate Allocation Category
  Average*....................................     11.26          6.09           4.88
Morningstar Target-Date 2030+ Category
  Average*(1).................................     14.40          7.60           5.84



    Index performance does not reflect deductions for fees, expenses or taxes.

    The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.

  * Lifetime results are measured from the date the Institutional shares were first sold (March 1, 2001).

 (1) Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 124       BALANCED/ASSET ALLOCATION FUNDS              Principal Investors Fund
                                                                  1-800-547-7754

                          PRINCIPAL LIFETIME 2045 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

 ESTIMATED ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                       ADVISORS    ADVISORS    ADVISORS
                                                      SIGNATURE*    SELECT*   PREFERRED*   SELECT*   PREFERRED*
      ---------------------------------------------------------------------------------------------------------
      Management Fees...............................    0.1225%     0.1225%     0.1225%     0.1225%    0.1225%
      12b-1 Fees....................................    0.3500      0.3000      0.2500      0.1000
      Other Expenses................................    0.5700      0.4900      0.3600      0.3200     0.3000
                                                        ------      ------      ------      ------     ------
             TOTAL GROSS OPERATING FEES AND EXPENSES    1.0425%     0.9125%     0.7325%     0.5425%    0.4225%
      Acquired Fund ("Underlying Fund") Operating
        Expenses....................................    0.7700      0.7700      0.7700      0.7700     0.7700
                                                        ------      ------      ------      ------     ------
                TOTAL ANNUAL FUND OPERATING EXPENSES    1.8125%     1.6825%     1.5025%     1.3125%    1.1925%



 (*) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 1.0525% for Advisors Signature Class, 0.9225% for Advisors Select Class, 0.7425% for Advisors Preferred Class, 0.5525% for Select Class, and 0.4325% for Preferred Class.

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
--------------------------------------------------------------------------------------------------------
                                                             1                                        3
--------------------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS                                   $184                                     $570
ADVISORS SELECT CLASS                                       171                                      530
ADVISORS PREFERRED CLASS                                    153                                      475
SELECT CLASS                                                134                                      416
PREFERRED CLASS                                             122                                      379




Principal Investors Fund               BALANCED/ASSET ALLOCATION FUNDS       125
www.principal.com

                          PRINCIPAL LIFETIME 2050 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT SHARES)




2002                                                 -16.31
2003                                                  25.55
2004                                                  12.38
2005                                                   8.56
2006                                                  15.24




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    13.36%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -14.90%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006          PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS......................     15.14          7.97           6.43
ADVISORS SELECT CLASS.........................     15.24          8.12           6.61
ADVISORS PREFERRED CLASS......................     15.53          8.31           6.81
SELECT CLASS..................................     15.72          8.53           7.01
PREFERRED CLASS...............................     15.83          8.64           7.13
S&P 500 Index*................................     15.79          6.19           4.10
Lehman Brothers Aggregate Bond Index*.........      4.33          5.06           5.33
Morningstar Large Blend Category Average*.....     14.12          5.92           4.10
Morningstar Target-Date 2030+ Category
  Average*(1).................................     14.40          7.60           5.84



    Index performance does not reflect deductions for fees, expenses or taxes.

    The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.

  * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

 (1) Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 126       BALANCED/ASSET ALLOCATION FUNDS              Principal Investors Fund
                                                                  1-800-547-7754

                          PRINCIPAL LIFE TIME 2055 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

 ESTIMATED ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                       ADVISORS    ADVISORS    ADVISORS
                                                      SIGNATURE*    SELECT*   PREFERRED*   SELECT*   PREFERRED*
      ---------------------------------------------------------------------------------------------------------
      Management Fees...............................    0.1225%     0.1225%     0.1225%     0.1225%    0.1225%
      12b-1 Fees....................................    0.3500      0.3000      0.2500      0.1000
      Other Expenses................................    0.6700      0.5900      0.4600      0.4200     0.4000
                                                        ------      ------      ------      ------     ------
             TOTAL GROSS OPERATING FEES AND EXPENSES    1.1425%     1.0125%     0.8325%     0.6425%    0.5225%
      Fee Reduction and/or Expense Reimbursement at
        Principal LifeTime Fund Level*..............    0.0900      0.0900      0.0900      0.0900     0.0900
                                                        ------      ------      ------      ------     ------
      Net Expenses..................................    1.0525      0.9225      0.7425      0.5525     0.4325
      Acquired Fund ("Underlying Fund") Operating
        Expenses....................................    0.7700      0.7700      0.7700      0.7700     0.7700
                                                        ------      ------      ------      ------     ------
                TOTAL ANNUAL FUND OPERATING EXPENSES    1.8225%     1.6925%     1.5125%     1.3225%    1.2025%



 (*) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 1.0525% for the Advisors Signature Class, 0.9225% for the Advisors Select Class, 0.7425% for the Advisors Preferred Class, 0.5525% for the Select Class, and 0.4325% for the Preferred Class.

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
--------------------------------------------------------------------------------------------------------
                                                             1                                        3
--------------------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS                                   $185                                     $573
ADVISORS SELECT CLASS                                       172                                      533
ADVISORS PREFERRED CLASS                                    154                                      478
SELECT CLASS                                                135                                      419
PREFERRED CLASS                                             123                                      382




Principal Investors Fund               BALANCED/ASSET ALLOCATION FUNDS       127
www.principal.com

FEES AND EXPENSES OF THE PRINCIPAL LIFETIME FUNDS
The following table shows the operating expenses (expressed as a percentage of average daily net assets) incurred by the Advisors Select, Advisors Preferred, Advisors Signature, Preferred and Select Class shares of the Principal LifeTime Funds during the fiscal year ended October 31, 2006. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the Principal LifeTime Funds through their investments in the underlying funds based on expenses of the underlying funds for the fiscal year ended October 31, 2006.

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS*

                                                ADVISORS SELECT CLASS SHARES
      ----------------------------------------------------------------------------------------------------------------
                                                                                                             PRINCIPAL
                                                 PRINCIPAL   PRINCIPAL   PRINCIPAL   PRINCIPAL   PRINCIPAL    LIFETIME
                                                  LIFETIME    LIFETIME    LIFETIME    LIFETIME    LIFETIME   STRATEGIC
                                                    2010        2020        2030        2040        2050       INCOME
      FOR THE YEAR ENDED OCTOBER 31, 2006           FUND        FUND        FUND        FUND        FUND        FUND
      ----------------------------------------------------------------------------------------------------------------
      Management Fees..........................    0.1225%     0.1225%     0.1225%     0.1225%     0.1225%     0.1225%
      12b-1 Fees...............................    0.3000      0.3000      0.3000      0.3000      0.3000      0.3000
      Other Expenses *(1)......................    0.4500      0.4500      0.4500      0.4600      0.4600      0.4600
                                                   ------      ------      ------      ------      ------      ------
                        TOTAL FEES AND EXPENSES    0.8725%     0.8725%     0.8725%     0.8825%     0.8825%     0.8825%
      Fee Reduction and/or Expense
        Reimbursement at Principal LifeTime
        Fund level(2)..........................    0.0000      0.0000      0.0000      0.0100      0.0100      0.0100
                                                   ------      ------      ------      ------      ------      ------
                                   NET EXPENSES    0.8725%     0.8725%     0.8725%     0.8725%     0.8725%     0.8725%
      Acquired Fund ("Underlying Fund")
        Operating Expenses.....................    0.6000      0.6800      0.6900      0.6900      0.7100      0.5600
                                                   ------      ------      ------      ------      ------      ------
           TOTAL ANNUAL FUND OPERATING EXPENSES    1.4725%     1.5525%     1.5625%     1.5625%     1.5825%     1.4325%
        * Other Expenses Includes:
             Service Fee.......................      0.25%       0.25%       0.25%       0.25%       0.25%       0.25%
             Administrative Service Fee........      0.20        0.20        0.20        0.20        0.20        0.20



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 128       BALANCED/ASSET ALLOCATION FUNDS              Principal Investors Fund
                                                                  1-800-547-7754

                                               ADVISORS PREFERRED CLASS SHARES
      ----------------------------------------------------------------------------------------------------------------
                                                                                                             PRINCIPAL
                                                 PRINCIPAL   PRINCIPAL   PRINCIPAL   PRINCIPAL   PRINCIPAL    LIFETIME
                                                  LIFETIME    LIFETIME    LIFETIME    LIFETIME    LIFETIME   STRATEGIC
                                                    2010        2020        2030        2040        2050       INCOME
      FOR THE YEAR ENDED OCTOBER 31, 2006           FUND        FUND        FUND        FUND        FUND        FUND
      ----------------------------------------------------------------------------------------------------------------
      Management Fees..........................    0.1225%     0.1225%     0.1225%     0.1225%     0.1225%     0.1225%
      12b-1 Fees...............................    0.2500      0.2500      0.2500      0.2500      0.2500      0.2500
      Other Expenses *(1)......................    0.3200      0.3200      0.3200      0.3300      0.3300      0.3300
                                                   ------      ------      ------      ------      ------      ------
                        TOTAL FEES AND EXPENSES    0.6925%     0.6925%     0.6925%     0.7025%     0.7025%     0.7025%
      Fee Reduction and/or Expense
        Reimbursement at Principal LifeTime
        Fund level(2)..........................    0.0000      0.0000      0.0000      0.0100      0.0100      0.0100
                                                   ------      ------      ------      ------      ------      ------
                                   NET EXPENSES    0.6925%     0.6925%     0.6925%     0.6925%     0.6925%     0.6925%
      Acquired Fund ("Underlying Fund")
        Operating Expenses.....................    0.6000      0.6800      0.6900      0.6900      0.7100      0.5600
                                                   ------      ------      ------      ------      ------      ------
           TOTAL ANNUAL FUND OPERATING EXPENSES    1.2925%     1.3725%     1.3825%     1.3825%     1.4025%     1.2525%
        * Other Expenses Includes:
             Service Fee.......................      0.17%       0.17%       0.17%       0.17%       0.17%       0.17%
             Administrative Service Fee........      0.15        0.15        0.15        0.15        0.15        0.15



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

                                               ADVISORS SIGNATURE CLASS SHARES
      ----------------------------------------------------------------------------------------------------------------
                                                                                                             PRINCIPAL
                                                 PRINCIPAL   PRINCIPAL   PRINCIPAL   PRINCIPAL   PRINCIPAL    LIFETIME
                                                  LIFETIME    LIFETIME    LIFETIME    LIFETIME    LIFETIME   STRATEGIC
                                                    2010        2020        2030        2040        2050       INCOME
      FOR THE YEAR ENDED OCTOBER 31, 2006           FUND        FUND        FUND        FUND        FUND        FUND
      ----------------------------------------------------------------------------------------------------------------
      Management Fees..........................    0.1225%     0.1225%     0.1225%     0.1225%     0.1225%     0.1225%
      12b-1 Fees...............................    0.3500      0.3500      0.3500      0.3500      0.3500      0.3500
      Other Expenses *(1)......................    0.5300      0.5300      0.5300      0.5400      0.5400      0.5400
                                                   ------      ------      ------      ------      ------      ------
                        TOTAL FEES AND EXPENSES    1.0025%     1.0025%     1.0025%     1.0125%     1.0125%     1.0125%
      Fee Reduction and/or Expense
        Reimbursement at Principal LifeTime
        Fund level(2)..........................    0.0000      0.0000      0.0000      0.0100      0.0100      0.0100
                                                   ------      ------      ------      ------      ------      ------
                                   NET EXPENSES    1.0025%     1.0025%     1.0025%     1.0025%     1.0025%     1.0025%
      Acquired Fund ("Underlying Fund")
        Operating Expenses.....................    0.6000      0.6800      0.6900      0.6900      0.7100      0.5600
                                                   ------      ------      ------      ------      ------      ------
           TOTAL ANNUAL FUND OPERATING EXPENSES    1.6025%     1.6825%     1.6925%     1.6925%     1.7125%     1.5625%
        * Other Expenses Includes:
             Service Fee.......................      0.25%       0.25%       0.25%       0.25%       0.25%       0.25%
             Administrative Service Fee........      0.28        0.28        0.28        0.28        0.28        0.28



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


Principal Investors Fund               BALANCED/ASSET ALLOCATION FUNDS       129
www.principal.com

                                                   PREFERRED CLASS SHARES
      ----------------------------------------------------------------------------------------------------------------
                                                                                                             PRINCIPAL
                                                 PRINCIPAL   PRINCIPAL   PRINCIPAL   PRINCIPAL   PRINCIPAL    LIFETIME
                                                  LIFETIME    LIFETIME    LIFETIME    LIFETIME    LIFETIME   STRATEGIC
                                                    2010        2020        2030        2040        2050       INCOME
      FOR THE YEAR ENDED OCTOBER 31, 2006           FUND        FUND        FUND        FUND        FUND        FUND
      ----------------------------------------------------------------------------------------------------------------
      Management Fees..........................    0.1225%     0.1225%     0.1225%     0.1225%     0.1225%     0.1225%
      12b-1 Fees...............................       N/A         N/A         N/A         N/A         N/A         N/A
      Other Expenses *(1)......................    0.2600      0.2600      0.2600      0.2700      0.2700      0.2700
                                                   ------      ------      ------      ------      ------      ------
                        TOTAL FEES AND EXPENSES    0.3825%     0.3825%     0.3825%     0.3925%     0.3925%     0.3925%
      Fee Reduction and/or Expense
        Reimbursement at Principal LifeTime
        Fund level(2)..........................    0.0000      0.0000      0.0000      0.0100      0.0100      0.0100
                                                   ------      ------      ------      ------      ------      ------
                                   NET EXPENSES    0.3825%     0.3825%     0.3825%     0.3825%     0.3825%     0.3825%
      Acquired Fund ("Underlying Fund")
        Operating Expenses.....................    0.6000      0.6800      0.6900      0.7000      0.7100      0.5600
                                                   ------      ------      ------      ------      ------      ------
           TOTAL ANNUAL FUND OPERATING EXPENSES    0.9825%     1.0625%     1.0725%     1.0725%     1.0925%     0.9425%
        * Other Expenses Includes:
             Service Fee.......................      0.15%       0.15%       0.15%       0.15%       0.15%       0.15%
             Administrative Service Fee........      0.11        0.11        0.11        0.11        0.11        0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

                                                     SELECT CLASS SHARES
      ----------------------------------------------------------------------------------------------------------------
                                                                                                             PRINCIPAL
                                                 PRINCIPAL   PRINCIPAL   PRINCIPAL   PRINCIPAL   PRINCIPAL    LIFETIME
                                                  LIFETIME    LIFETIME    LIFETIME    LIFETIME    LIFETIME   STRATEGIC
                                                    2010        2020        2030        2040        2050       INCOME
      FOR THE YEAR ENDED OCTOBER 31, 2006           FUND        FUND        FUND        FUND        FUND        FUND
      ----------------------------------------------------------------------------------------------------------------
      Management Fees..........................    0.1225%     0.1225%     0.1225%     0.1225%     0.1225%     0.1225%
      12b-1 Fees...............................    0.1000      0.1000      0.1000      0.1000      0.1000      0.1000
      Other Expenses(1)........................    0.2800      0.2800      0.2800      0.2900      0.2900      0.2900
                                                   ------      ------      ------      ------      ------      ------
                        TOTAL FEES AND EXPENSES    0.5025%     0.5025%     0.5025%     0.5125%     0.5125%     0.5125%
      Fee Reduction and/or Expense
        Reimbursement at Principal LifeTime
        Fund level(2)..........................    0.0000      0.0000      0.0000      0.0100      0.0100      0.0100
                                                   ------      ------      ------      ------      ------      ------
                                   NET EXPENSES    0.5025%     0.5025%     0.5025%     0.5025%     0.5025%     0.5025%
      Acquired Fund ("Underlying Fund")
        Operating Expenses.....................    0.6000      0.6800      0.6900      0.6900      0.7100      0.5600
                                                   ------      ------      ------      ------      ------      ------
           TOTAL ANNUAL FUND OPERATING EXPENSES    1.1125%     1.1825%     1.1925%     1.1925%     1.2125%     1.0625%
        * Other Expenses Includes:
             Service Fee.......................      0.15%       0.15%       0.15%       0.15%       0.15%       0.15%
             Administrative Service Fee........      0.13        0.13        0.13        0.13        0.13        0.13



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).


 130       BALANCED/ASSET ALLOCATION FUNDS              Principal Investors Fund
                                                                  1-800-547-7754

 EXAMPLE
 The examples are intended to help you compare the cost of investing in a LifeTime Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all your shares at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses, including the operating expenses of the underlying funds, remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   ADVISORS SELECT CLASS SHARES
      --------------------------------------------------------------------------------------
                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      PRINCIPAL LIFETIME 2010 FUND                             $150    $466    $804   $1,760
      PRINCIPAL LIFETIME 2020 FUND                              158     490     846    1,848
      PRINCIPAL LIFETIME 2030 FUND                              159     493     851    1,859
      PRINCIPAL LIFETIME 2040 FUND                              159     495     855    1,869
      PRINCIPAL LIFETIME 2050 FUND                              161     501     865    1,888
      PRINCIPAL LIFETIME STRATEGIC INCOME FUND                  146     455     787    1,726



                                  ADVISORS PREFERRED CLASS SHARES
      --------------------------------------------------------------------------------------
                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      PRINCIPAL LIFETIME 2010 FUND                             $132    $410    $709   $1,559
      PRINCIPAL LIFETIME 2020 FUND                              140     435     751    1,649
      PRINCIPAL LIFETIME 2030 FUND                              141     438     757    1,660
      PRINCIPAL LIFETIME 2040 FUND                              141     440     761    1,670
      PRINCIPAL LIFETIME 2050 FUND                              143     445     770    1,690
      PRINCIPAL LIFETIME STRATEGIC INCOME FUND                  128     399     692    1,524



                                  ADVISORS SIGNATURE CLASS SHARES
      --------------------------------------------------------------------------------------
                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      PRINCIPAL LIFETIME 2010 FUND                             $163    $506    $872   $1,903
      PRINCIPAL LIFETIME 2020 FUND                              171     530     914    1,990
      PRINCIPAL LIFETIME 2030 FUND                              172     533     919    2,001
      PRINCIPAL LIFETIME 2040 FUND                              172     535     923    2,010
      PRINCIPAL LIFETIME 2050 FUND                              174     541     932    2,029
      PRINCIPAL LIFETIME STRATEGIC INCOME FUND                  159     495     855    1,869



                                      PREFERRED CLASS SHARES
      --------------------------------------------------------------------------------------
                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      PRINCIPAL LIFETIME 2010 FUND                             $100    $313    $543   $1,204
      PRINCIPAL LIFETIME 2020 FUND                              108     338     586    1,297
      PRINCIPAL LIFETIME 2030 FUND                              109     341     591    1,309
      PRINCIPAL LIFETIME 2040 FUND                              109     343     596    1,319
      PRINCIPAL LIFETIME 2050 FUND                              111     349     605    1,339
      PRINCIPAL LIFETIME STRATEGIC INCOME FUND                   96     302     526    1,168



                                        SELECT CLASS SHARES
      --------------------------------------------------------------------------------------
                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      PRINCIPAL LIFETIME 2010 FUND                             $113    $354    $613   $1,355
      PRINCIPAL LIFETIME 2020 FUND                              121     375     650    1,435
      PRINCIPAL LIFETIME 2030 FUND                              122     379     656    1,446
      PRINCIPAL LIFETIME 2040 FUND                              122     381     660    1,456
      PRINCIPAL LIFETIME 2050 FUND                              123     386     669    1,476
      PRINCIPAL LIFETIME STRATEGIC INCOME FUND                  108     340     590    1,307




Principal Investors Fund               BALANCED/ASSET ALLOCATION FUNDS       131
www.principal.com

STRATEGIC ASSET MANAGEMENT ("SAM") PORTFOLIOS

Principal Investors Fund provides a broad selection of investment choices, including asset allocation strategies available through the Flexible Income, Conservative Balanced, Balanced, Conservative Growth, and Strategic Growth Portfolios (each a "Portfolio," collectively the "Portfolios"). The SAM Portfolios currently offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The Portfolios are designed for long-term investors seeking total return or long-term capital appreciation. The SAM Portfolios invest principally in Institutional Class shares of the Equity Funds and Fixed-Income Funds identified below and the Money Market Fund ("Underlying Funds"). The "Equity Funds" include the Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth, and Diversified International Funds. The "Fixed-Income Funds" include the Short-Term Income, Mortgage Securities, Income, and High Yield II Funds. Each of the SAM Portfolios may also invest in the Institutional Class shares of other equity funds or fixed-income funds of Principal Investors Fund, at the Sub-Advisor's discretion. Each of the Underlying Funds is a series of Principal Investors Fund. The Sub-Advisor for the Portfolios is Edge Asset Management, Inc. ("Edge").

MAIN STRATEGIES FOR THE PORTFOLIOS
In pursuing its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the Underlying Funds described in this prospectus. The Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Portfolio will normally invest in the particular market segment represented by each Underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those market segments and their corresponding Underlying Funds. Edge may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective, Edge's outlook for the economy and the financial markets, and the relative market valuations of the Underlying Funds.

In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest, without limit, directly in stock or bond index futures and options thereon and the following short-term instruments:
- short-term securities issued by the U.S. government, its agencies, instrumentalities, authorities, or political subdivisions;
- other short-term fixed-income securities rated A or higher by Moody's Investors Services, Inc. ("Moody's"), Fitch Ratings ("Fitch"), or Standard & Poor's ("S&P") or, if unrated, of comparable quality in the opinion of Edge;
- commercial paper, including master notes;
- bank obligations, including negotiable certificates of deposit, time deposits, and bankers' acceptances; and
- repurchase agreements.

At the time a Portfolio invests in any commercial paper, bank obligations, or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's or the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P or equivalent ratings by Fitch; if no such ratings are available, the investment must be of comparable quality in the opinion of Edge. In addition to purchasing shares of the Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with Edge's current asset allocation strategy for the Portfolio. Specifically, each Portfolio may enter into futures contracts and options thereon, provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio's total assets. A Portfolio may also use futures contracts and options for bona fide hedging purposes. Futures contracts and options may also be used to reallocate the Portfolio's assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index.


 132       BALANCED/ASSET ALLOCATION FUNDS              Principal Investors Fund
                                                                  1-800-547-7754

The principal investment strategies for each Portfolio are further described below in the description of each of the Portfolios, but there are some general principles Edge applies in making investment decisions. When making decisions about how to allocate a Portfolio's assets, Edge will generally consider, among other things, the following factors:


Federal Reserve monetary policy    Government budget deficits          State and federal fiscal policies
Consumer debt                      Tax policy                          Trade pacts
Corporate profits                  Demographic trends                  Interest rate changes
Governmental elections             Mortgage demand                     Business confidence
Employment trends                  Business spending                   Geopolitical risks
Consumer spending                  Inflationary pressures              Wage and payroll trends
Currency flows                     Housing trends                      Investment flows
Commodity prices                   GDP growth                          Import prices
Yield spreads                      Historical financial market         Factory capacity utilization
                                   returns
Stock market volume                Inventories                         Market capitalization relative
                                                                       values
Capital goods expenditures         Investor psychology                 Productivity growth
Historical asset class returns     Technology trends                   Asset class correlations
Cyclical and secular economic      Risk/return characteristics         Business activity
  trends
Volatility analysis                Stock valuations                    Performance attribution by
                                                                       allocation and sector
Consumer confidence


The discussion of each Portfolio's and Underlying Fund's principal investment strategies includes some of the principal risks of investing in such a portfolio or fund. You can find a more detailed description of these and other principal risks of an investment in each Portfolio or Underlying Fund under "Certain Investment Strategies and Related Risks."

MAIN RISKS
There can be no assurance that any Portfolio will achieve its investment objective. The net asset value of each Portfolio's shares is affected by changes in the value of the shares of the Underlying Funds it owns. Each Portfolio's investments are invested in the Underlying Funds and, as a result, the Portfolio's performance is directly related to their performance. A Portfolio's ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives.

Each Portfolio's broad diversification is designed to help cushion severe losses in any one investment sector and moderate the Portfolio's overall price swings. However, the Portfolio's share prices will fluctuate as the prices of the Underlying Funds rise or fall with changing market conditions.

Each Portfolio is subject to the particular risks of the Underlying Funds in the proportions in which the Portfolio invests in them. The primary risks associated with investing in the Underlying Funds are identified in this prospectus in the section entitled "SAM PORTFOLIO UNDERLYING FUNDS."

The greater the investment by each Portfolio in underlying funds that invest primarily in stocks, the greater the potential exposure to the following risks (as defined in Appendix A):

- Equity Securities Risk
- Derivatives Risk
- Active Trading Risk

- Growth Stock Risk
- Market Segment (LargeCap) Risk
- Underlying Fund Risk

- Value Stock Risk
- Exchange Rate Risk

The greater the investment by each Portfolio in Underlying Funds that invest primarily in bonds, or other forms of fixed-income securities, the greater the potential exposure to the following risks (as defined in Appendix A):

- Fixed-Income Risk
- U.S. Government Securities Risk
- U.S. Government Sponsored Securities Risk

- Municipal Securities Risk
- Prepayment Risk
- Real Estate Securities Risk

- Portfolio Duration Risk
- High Yield Securities Risk
- Eurodollar and Yankee
  Obligations Risk



Principal Investors Fund               BALANCED/ASSET ALLOCATION FUNDS       133
www.principal.com

The greater the investment by each Portfolio in Underlying Funds that invest in foreign investments, the greater the exposure to the following risks (as defined in Appendix A):

- Foreign Securities Risk
- Market Segment Risk

- Exchange Rate Risk
- Derivatives Risk

- Small Company Risk

Each Portfolio is also subject to the following risks:

SECURITIES LENDING RISK. (as defined in Appendix A)

PAYMENT IN KIND LIQUIDITY RISK. Under certain circumstances, an Underlying Fund may determine to pay a redemption request by a Portfolio wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Portfolios may hold portfolio securities until Edge determines that it is appropriate to dispose of such securities.

CONFLICT OF INTEREST RISK. The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Portfolios serve in the same capacities for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Portfolios and the Underlying Funds. Because Edge and its affiliated companies earn different fees from the Underlying Funds in which the Portfolios invest, there may be a conflict between the interests of the Portfolios and the economic interests of Edge and its affiliates.

Edge has provided investment advice to each SAM Portfolio since its inception.

As of October 31, 2006, the Portfolios' assets were allocated among the Underlying Funds as follows:

                                                   FLEXIBLE  CONSERVATIVE             CONSERVATIVE  STRATEGIC
                                                    INCOME     BALANCED     BALANCED     GROWTH       GROWTH
            UNDERLYING FUND(1)                    PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO
            ------------------                    ---------  ------------  ---------  ------------  ---------
      REIT Fund                                       1.07%       2.19%        3.27%       4.33%        4.33%
      Equity Income Fund                              4.59        9.15        12.18       16.13        17.09
      Growth & Income Fund                            6.16        8.10        12.12       16.04        17.03
      West Coast Equity Fund                          1.32        4.00         6.01        7.84         8.88
      MidCap Stock Fund                               2.88        3.43         5.10        6.57         8.04
      Growth Fund                                     7.35        9.93        15.87       19.66        23.02
      SmallCap Value Fund                             1.13        1.23         2.05        2.82         3.03
      SmallCap Growth Fund                            1.08        1.13         1.87        2.61         2.81
      International Growth Fund                                   5.40         8.25       10.21        11.70
      Short Term Income Fund                         11.72        5.56         0.94
      U.S. Government Securities Fund                31.06       26.06        17.04        7.30
      Income Fund                                    24.76       17.72        10.26        3.88
      High Yield Fund                                 6.56        5.75         4.55        2.52         4.03
      Other Assets                                    0.32        0.35         0.49        0.09         0.04
                                                    ------      ------       ------      ------       ------
                                           TOTAL    100.00%     100.00%      100.00%     100.00%      100.00%


OTHER COMMON RISKS. Each of the Portfolios may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options. Therefore, the Portfolios are subject to the risks associated with such investments including:

- Fixed-Income Securities Risk

- U.S. Government Securities Risk

- Derivatives Risk

HISTORICAL PERFORMANCE
A bar chart and table showing the historical investment performance of each SAM Portfolio are provided with the description of each Portfolio. The bar chart for each Portfolio shows how the Portfolio's total return has varied year-by-year, and the table for the Portfolio shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Portfolio. A Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Each Portfolio's investment return is net of the operating expenses of each of the Underlying Funds.


 134       BALANCED/ASSET ALLOCATION FUNDS              Principal Investors Fund
                                                                  1-800-547-7754

                            FLEXIBLE INCOME PORTFOLIO


OBJECTIVE:  The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer you the potential for a high level of income and a low level of capital growth, while exposing you to a low level of principal risk.


PRINCIPAL INVESTMENT STRATEGIES
The Portfolio operates as a fund of funds and invests principally in underlying Equity and Fixed-Income Funds (including the underlying Money Market Fund).

The Portfolio generally invests no more than 30% of its net assets in underlying equity funds.

The Portfolio may invest:
- Up to 40% of its assets in each of the following underlying Fixed-Income
  Funds: Short-Term Income, Mortgage Securities, Income, High Yield II and Money Market Funds; and, subject to the limits in the prior paragraph,
- Up to 30% of its assets in each of the following underlying Equity Funds: Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value and SmallCap Growth.

The Portfolio may also invest in U.S. Government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and derivatives.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS SHARES)(1)




1997                                                 10.03
1998                                                  9.08
1999                                                  8.47
2000                                                  5.06
2001                                                  4.35
2002                                                  1.04
2003                                                 12.08
2004                                                  5.70
2005                                                  2.62
2006                                                  6.64




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF
        THE BAR CHART ABOVE:                              Q2 '03    6.13%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF
        THE BAR CHART ABOVE:                              Q3 '02   -2.01%




Principal Investors Fund               BALANCED/ASSET ALLOCATION FUNDS       135
www.principal.com

 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                            1 YEAR   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................................    6.50     5.41      6.32
ADVISORS SELECT CLASS...........................................    6.64     5.55      6.46
ADVISORS PREFERRED CLASS........................................    6.70     5.57      6.52
SELECT CLASS....................................................    6.70     5.57      6.52
PREFERRED CLASS.................................................    6.70     5.57      6.52
Lehman Brothers Aggregate Bond Index(2).........................    4.33     5.06      6.24
S&P 500 Index(2)................................................   15.79     6.19      8.42
20% S&P 500 Index and 80% Lehman Brothers Aggregate Bond
  Index(2)......................................................    6.62     5.44      6.89
Morningstar Conservative Allocation Category Average............    8.17     5.66      5.91



 (1) The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996. The Portfolio's performance between 1996 and 1999 benefited from the agreement of the Portfolio's previous adviser and its affiliates to limit the Portfolio's expenses.

 (2) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Portfolio's performance, see "Risk/Return Summary-Investment Results."

                         CONSERVATIVE BALANCED PORTFOLIO


OBJECTIVE:  The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the
            Conservative Balanced Portfolio should offer you the potential for a medium to high level of income and a medium to low level of capital growth, while exposing you to a medium to low level of principal risk.


PRINCIPAL INVESTMENT STRATEGIES
The Portfolio operates as a fund of funds and invests principally in underlying Equity Funds and Fixed-Income Funds (including the underlying Money Market
Fund).

The Portfolio invests between 40% and 80% of its net assets in a combination of underlying Fixed-Income Funds (including the underlying Money Market Fund) and between 20% and 60% of its net assets in underlying Equity Funds.

Subject to the limits in the prior paragraph, the Portfolio may invest:
- Up to 40% of its assets in each of the following underlying Fixed-Income
  Funds: Short-Term Income, Mortgage Securities, Income, High Yield II and Money Market Funds; and
- Up to 30% of its assets in each of the following underlying Equity Funds: Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth and Diversified International Funds.

The Portfolio may also invest in U.S. Government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and derivatives.


 136       BALANCED/ASSET ALLOCATION FUNDS              Principal Investors Fund
                                                                  1-800-547-7754

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS SHARES)(1)




1997                                                  8.12
1998                                                  5.16
1999                                                  1.87
2000                                                  3.96
2001                                                  2.21
2002                                                 -2.99
2003                                                 15.97
2004                                                  7.37
2005                                                  3.78
2006                                                  8.60




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q2 '03    8.00%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q3 '02   -4.84%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006              1 YEAR   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS..........................    8.46     6.24      5.18
ADVISORS SELECT CLASS.............................    8.60     6.36      5.30
ADVISORS PREFERRED CLASS..........................    8.66     6.39      5.35
SELECT CLASS......................................    8.66     6.39      5.35
PREFERRED CLASS...................................    8.66     6.39      5.35
Lehman Brothers Aggregate Bond Index(2)...........    4.33     5.06      6.24
S&P 500 Index(2)..................................   15.79     6.19      8.42
40% S&P 500 Index and 60% Lehman Brothers
  Aggregate Bond Index(2).........................    8.91     5.75      7.45
Morningstar Conservative Allocation Category
  Average.........................................    8.17     5.66      5.91



 (1) The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996. The Portfolio's performance between 1996 and 1999 benefited from the agreement of the Portfolio's previous adviser and its affiliates to limit the Portfolio's expenses.

 (2) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Portfolio's performance, see "Risk/Return Summary-Investment Results."

                               BALANCED PORTFOLIO


OBJECTIVE:  The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced
            Portfolio should offer you the potential for a medium level of income and a medium level of capital growth, while exposing you to a medium level of principal risk.


PRINCIPAL INVESTMENT STRATEGIES
The Portfolio operates as a fund of funds and invests principally in underlying Equity Funds and Fixed-Income Funds.

The Portfolio invests between at least 30% and no more than 70% of its net assets in underlying Equity Funds and at least 30% and no more than 70% of its net assets in underlying Fixed-Income funds and the Money Market Fund.

Subject to the limits in the prior paragraph, the Portfolio may invest:
- Up to 40% of its assets in each of the following underlying Fixed-Income
  Funds: Short-Term Income, Mortgage Securities, Income, High Yield II and Money Market Funds; and
- Up to 30% of its assets in each of the following underlying Equity Funds: Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCapGrowth, SmallCap Value, SmallCap Growth and Diversified International Funds.


Principal Investors Fund               BALANCED/ASSET ALLOCATION FUNDS       137
www.principal.com

The Portfolio may also invest in U.S. Government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and derivatives.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS SHARES)(1)




1997                                                 10.14
1998                                                 15.97
1999                                                 26.85
2000                                                  0.17
2001                                                 -0.53
2002                                                 -9.45
2003                                                 21.32
2004                                                  9.18
2005                                                  5.12
2006                                                 10.23




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q4 '99   15.42%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q3 '02   -8.80%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006              1 YEAR   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS..........................   10.09     6.67      8.28
ADVISORS SELECT CLASS.............................   10.23     6.80      8.42
ADVISORS PREFERRED CLASS..........................   10.36     6.87      8.50
SELECT CLASS......................................   10.36     6.87      8.50
PREFERRED CLASS...................................   10.36     6.87      8.50
Lehman Brothers Aggregate Bond Index(2)...........    4.33     5.06      6.24
S&P 500 Index(2)..................................   15.79     6.19      8.42
60% S&P 500 Index/40% Lehman Brothers Aggregate
  Bond Index(2)...................................   11.20     5.98      7.88
Morningstar Moderate Allocation Category Average..   11.26     6.09      7.12



 (1) The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (fro periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996. The Portfolio's performance between 1996 and 1999 benefited from the agreement of the Portfolio's previous adviser and its affiliates to limit the Portfolio's expenses.

 (2) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Portfolio's performance, see "Risk/Return Summary-Investment Results."

                          CONSERVATIVE GROWTH PORTFOLIO


OBJECTIVE:  The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer you the potential for a low to medium level of income and a medium to high level of capital growth, while exposing you to a medium to high level of principal risk.



PRINCIPAL INVESTMENT STRATEGIES
The Portfolio operates as a fund of funds and invests principally in underlying Equity Funds and Fixed-Income Funds (including the underlying Money Market
Fund).

The Portfolio generally invests at least 60% of its net assets in underlying Equity Funds.

The Portfolio may invest:
- up to 30% of its assets in each of the following underlying Fixed-Income
  Funds: Short-Term Income, Mortgage Securities, Income, High Yield II and Money Market Funds; and, subject to the limits in the prior paragraph, may invest
- up to 40% of its assets in each of the following underlying Equity Funds: Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth and Diversified International Funds.


 138       BALANCED/ASSET ALLOCATION FUNDS              Principal Investors Fund
                                                                  1-800-547-7754

The Portfolio may also invest in U.S. Government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and derivatives.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS SHARES)(1)




1997                                                   8.52
1998                                                  18.66
1999                                                  40.15
2000                                                  -3.00
2001                                                  -4.24
2002                                                 -15.72
2003                                                  26.96
2004                                                  10.86
2005                                                   6.18
2006                                                  11.79




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q4 '99    22.14%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q3 '02   -12.70%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD
ENDED DECEMBER
31, 2006          1 YEAR   5 YEARS   10 YEARS
---------------------------------------------
ADVISORS
  SIGNATURE
  CLASS.........   11.64     6.94      8.83
ADVISORS SELECT
  CLASS.........   11.79     7.08      8.97
ADVISORS
  PREFERRED
  CLASS.........   11.89     7.12      9.04
SELECT CLASS....   11.89     7.12      9.04
PREFERRED
  CLASS.........   11.89     7.12      9.04
Lehman Brothers
  Aggregate Bond
  Index(2)......    4.33     5.06      6.24
S&P 500
  Index(2)......   15.79     6.19      8.42
80% S&P 500
  Index and 20%
  Lehman
  Brothers
  Aggregate Bond
  Index(2)......   13.50     6.12      8.21
Morningstar
  Moderate
  Allocation
  Category
  Average.......   11.26     6.09      7.12



 (1) The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996. The Portfolio's performance between 1996 and 1999 benefited from the agreement of the Portfolio's previous adviser and its affiliates to limit the Portfolio's expenses.

 (2) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Portfolio's performance, see "Risk/Return Summary-Investment Results."

                           STRATEGIC GROWTH PORTFOLIO


OBJECTIVE:  The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer you the potential for a high level of capital growth, and a corresponding level of principal risk.


PRINCIPAL INVESTMENT STRATEGIES
The Portfolio operates as a fund of funds and invests principally in underlying Equity Funds and Fixed-Income Funds (including the underlying Money Market
Fund).

The Portfolio generally invests at least 75% of its net assets in underlying Equity Funds.

The Portfolio may invest:
- Up to 25% of its assets in each of the following underlying Fixed-Income
  Funds: Short-Term Income, Income, High Yield II and Money Market Funds; and, subject to the limits in the prior paragraph,
- Up to 50% of its assets in each of the following underlying Equity Funds: Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth and Diversified International Funds.


Principal Investors Fund               BALANCED/ASSET ALLOCATION FUNDS       139
www.principal.com

The Portfolio may also invest in U.S. Government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and derivatives.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS SHARES)(1)




1997                                                  12.20
1998                                                  22.44
1999                                                  44.35
2000                                                  -4.43
2001                                                  -6.69
2002                                                 -20.84
2003                                                  31.27
2004                                                  11.92
2005                                                   6.97
2006                                                  12.70




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q4 '99    25.21%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q3 '01   -16.73%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31,
2006                               1 YEAR   5 YEARS   10 YEARS
--------------------------------------------------------------
ADVISORS SIGNATURE CLASS.........   12.56     6.89      9.38
ADVISORS SELECT CLASS............   12.70     6.99      9.50
ADVISORS PREFERRED CLASS.........   12.75     7.00      9.55
SELECT CLASS.....................   12.75     7.00      9.55
PREFERRED CLASS..................   12.75     7.00      9.55
Lehman Brothers Aggregate Bond
  Index(2).......................    4.33     5.06      6.24
S&P 500 Index(2).................   15.79     6.19      8.42
Russell 3000 Index(2)............   15.72     7.17      8.64
Morningstar Large Blend Category
  Average........................   14.12     5.92      7.79



 (1) The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996. The Portfolio's performance between 1996 and 1999 benefited from the agreement of the Portfolio's previous adviser and its affiliates to limit the Portfolio's expenses.

 (2) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Portfolio's performance, see "Risk/Return Summary-Investment Results."


 140       BALANCED/ASSET ALLOCATION FUNDS              Principal Investors Fund
                                                                  1-800-547-7754

FEES AND EXPENSES OF THE PORTFOLIOS
The following table shows the operating expenses (expressed as a percentage of average daily net assets) incurred by the Advisors Select, Advisors Preferred, Advisors Signature, Preferred and Select Class shares of the Strategic Asset Management Portfolios during the fiscal year ended October 31, 2006. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the Strategic Asset Management Portfolios through their investments in the underlying funds based on expenses of the underlying funds for the fiscal year ended October 31, 2006.

 ANNUAL FUND OPERATING EXPENSES
 (ESTIMATED) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                                                          * OTHER EXPENSES
                                                                                                             INCLUDES:
                                                                                                      -----------------------
                                          FLEXIBLE  CONSERVATIVE             CONSERVATIVE  STRATEGIC           ADMINISTRATIVE
                                           INCOME     BALANCED     BALANCED     GROWTH       GROWTH   SERVICE      SERVICE
                                         PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO    FEE          FEE
      -----------------------------------------------------------------------------------------------------------------------
      ADVISORS SELECT CLASS SHARES
        Management Fees                     0.31%       0.31%        0.31%       0.31%        0.31%
        12b-1 Fees                          0.30        0.30         0.30        0.30         0.30
        Other Expenses*                     0.45        0.45         0.45        0.45         0.45      0.25%       0.20%
        Gross Fees and Expenses             1.06        1.06         1.06        1.06         1.06
        Expense Reimbursement               0.00        0.00         0.00        0.00         0.00
        Net Fees and Expenses               1.06        1.06         1.06        1.06         1.06
        Acquired Fund ("Underlying
           Fund") Fees and Expenses         0.56        0.59         0.62        0.66         0.68
        Total Annual Fund Operating
           Expenses                         1.62        1.65         1.68        1.72         1.74


 ANNUAL FUND OPERATING EXPENSES
 (ESTIMATED) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                                                          * Other Expenses
                                                                                                             Includes:
                                                                                                      -----------------------
                                          FLEXIBLE  CONSERVATIVE             CONSERVATIVE  STRATEGIC           ADMINISTRATIVE
                                           INCOME     BALANCED     BALANCED     GROWTH       GROWTH   SERVICE      SERVICE
                                         PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO    FEE          FEE
      -----------------------------------------------------------------------------------------------------------------------
      ADVISORS PREFERRED CLASS SHARES
        Management Fees                     0.31%       0.31%        0.31%       0.31%        0.31%
        12b-1 Fees                          0.25        0.25         0.25        0.25         0.25
        Other Expenses*                     0.32        0.32         0.32        0.32         0.32      0.17%       0.15%
        Gross Fees and Expenses             0.88        0.88         0.88        0.88         0.88
        Expense Reimbursement               0.00        0.00         0.00        0.00         0.00
        Net Fees and Expenses               0.88        0.88         0.88        0.88         0.88
        Acquired Fund ("Underlying
           Fund") Fees and Expenses         0.56        0.59         0.62        0.66         0.68
        Total Annual Fund Operating
           Expenses                         1.44        1.47         1.50        1.54         1.56


 ANNUAL FUND OPERATING EXPENSES
 (ESTIMATED) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                                                          * Other Expenses
                                                                                                             Includes:
                                                                                                      -----------------------
                                          FLEXIBLE  CONSERVATIVE             CONSERVATIVE  STRATEGIC           ADMINISTRATIVE
                                           INCOME     BALANCED     BALANCED     GROWTH       GROWTH   SERVICE      SERVICE
                                         PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO    FEE          FEE
      -----------------------------------------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS SHARES
        Management Fees                     0.31%       0.31%        0.31%       0.31%        0.31%
        12b-1 Fees                          0.35        0.35         0.35        0.35         0.35
        Other Expenses*                     0.53        0.53         0.53        0.53         0.53      0.25%       0.28%
        Gross Fees and Expenses             1.19        1.19         1.19        1.19         1.19
        Expense Reimbursement               0.00        0.00         0.00        0.00         0.00
        Net Fees and Expenses               1.19        1.19         1.19        1.19         1.19
        Acquired Fund ("Underlying
           Fund") Fees and Expenses         0.56        0.59         0.62        0.66         0.68
        Total Annual Fund Operating
           Expenses                         1.75        1.78         1.81        1.85         1.87




Principal Investors Fund               BALANCED/ASSET ALLOCATION FUNDS       141
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (ESTIMATED) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                                                          * Other Expenses
                                                                                                             Includes:
                                                                                                      -----------------------
                                          FLEXIBLE  CONSERVATIVE             CONSERVATIVE  STRATEGIC           ADMINISTRATIVE
                                           INCOME     BALANCED     BALANCED     GROWTH       GROWTH   SERVICE      SERVICE
                                         PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO    FEE          FEE
      -----------------------------------------------------------------------------------------------------------------------
      PREFERRED CLASS SHARES
        Management Fees                     0.31%       0.31%        0.31%       0.31%        0.31%
        12b-1 Fees                          0.00        0.00         0.00        0.00         0.00
        Other Expenses*                     0.26        0.26         0.26        0.26         0.26      0.15%       0.11%
        Gross Fees and Expenses             0.57        0.57         0.57        0.57         0.57
        Expense Reimbursement               0.00        0.00         0.00        0.00         0.00
        Net Fees and Expenses               0.57        0.57         0.57        0.57         0.57
        Acquired Fund ("Underlying
           Fund") Fees and Expenses         0.56        0.59         0.62        0.66         0.68
        Total Annual Fund Operating
           Expenses                         1.13        1.16         1.19        1.23         1.25


 ANNUAL FUND OPERATING EXPENSES
 (ESTIMATED) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                                                          * Other Expenses
                                                                                                             Includes:
                                                                                                      -----------------------
                                          FLEXIBLE  CONSERVATIVE             CONSERVATIVE  STRATEGIC           ADMINISTRATIVE
                                           INCOME     BALANCED     BALANCED     GROWTH       GROWTH   SERVICE      SERVICE
                                         PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO    FEE          FEE
      -----------------------------------------------------------------------------------------------------------------------
      SELECT CLASS SHARES
        Management Fees                     0.31%       0.31%        0.31%       0.31%        0.31%
        12b-1 Fees                          0.10        0.10         0.10        0.10         0.10
        Other Expenses*                     0.28        0.28         0.28        0.28         0.28      0.15%       0.13%
        Gross Fees and Expenses             0.69        0.69         0.69        0.69         0.69
        Expense Reimbursement               0.00        0.00         0.00        0.00         0.00
        Net Fees and Expenses               0.69        0.69         0.69        0.69         0.69
        Acquired Fund ("Underlying
           Fund") Fees and Expenses         0.56        0.59         0.62        0.66         0.68
        Total Annual Fund Operating
           Expenses                         1.25        1.28         1.31        1.35         1.37




 142       BALANCED/ASSET ALLOCATION FUNDS              Principal Investors Fund
                                                                  1-800-547-7754

 EXAMPLE
 The examples below are intended to help you compare the cost of investing in the Portfolios with the costs of investing in other mutual funds. The examples assume that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold your shares at the end of the periods shown. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses, including the operating expenses of the underlying funds, remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           ADVISORS SELECT CLASS SHARES

                                                        NUMBER OF YEARS YOU OWN YOUR
                                                                   SHARES
-------------------------------------------------------------------------------------
                                                          1       3       5      10
-------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO                               $165    $511    $881   $1,922
CONSERVATIVE BALANCED PORTFOLIO                          168     527     910    1,987
BALANCED PORTFOLIO                                       171     530     913    1,987
CONSERVATIVE GROWTH PORTFOLIO                            175     542     933    2,030
STRATEGIC GROWTH PORTFOLIO                               177     548     944    2,052


                         ADVISORS PREFERRED CLASS SHARES

                                                        NUMBER OF YEARS YOU OWN YOUR
                                                                   SHARES
-------------------------------------------------------------------------------------
                                                          1       3       5      10
-------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO                               $147    $456    $787   $1,724
CONSERVATIVE BALANCED PORTFOLIO                          150     465     803    1,757
BALANCED PORTFOLIO                                       153     474     818    1,791
CONSERVATIVE GROWTH PORTFOLIO                            157     486     839    1,834
STRATEGIC GROWTH PORTFOLIO                               159     493     850    1,856


                         ADVISORS SIGNATURE CLASS SHARES

                                                        NUMBER OF YEARS YOU OWN YOUR
                                                                   SHARES
-------------------------------------------------------------------------------------
                                                          1       3       5      10
-------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO                               $178    $551   $  949  $2,062
CONSERVATIVE BALANCED PORTFOLIO                          181     560      964   2,095
BALANCED PORTFOLIO                                       184     569      980   2,127
CONSERVATIVE GROWTH PORTFOLIO                            188     582    1,001   2,169
STRATEGIC GROWTH PORTFOLIO                               190     588    1,011   2,190


                              PREFERRED CLASS SHARES

                                                        NUMBER OF YEARS YOU OWN YOUR
                                                                   SHARES
-------------------------------------------------------------------------------------
                                                          1       3       5      10
-------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO                               $115    $359    $622   $1,375
CONSERVATIVE BALANCED PORTFOLIO                          118     368     638    1,409
BALANCED PORTFOLIO                                       121     378     654    1,443
CONSERVATIVE GROWTH PORTFOLIO                            125     390     767    1,489
STRATEGIC GROWTH PORTFOLIO                               127     397     686    1,511


                               SELECT CLASS SHARES

                                                        NUMBER OF YEARS YOU OWN YOUR
                                                                   SHARES
-------------------------------------------------------------------------------------
                                                          1       3       5      10
-------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO                               $127    $397    $686   $1,511
CONSERVATIVE BALANCED PORTFOLIO                          130     406     702    1,545
BALANCED PORTFOLIO                                       133     415     718    1,579
CONSERVATIVE GROWTH PORTFOLIO                            137     428     739    1,624
STRATEGIC GROWTH PORTFOLIO                               139     434     750    1,646




Principal Investors Fund               BALANCED/ASSET ALLOCATION FUNDS       143
www.principal.com

SAM PORTFOLIO UNDERLYING FUNDS

The investment strategies and principal risks for the Real Estate Securities, Disciplined LargeCap Blend, LargeCap Growth, SmallCap Value, SmallCap Growth, Diversified International and Money Market Funds are described in this Prospectus. The investment strategies and principal risks of the Equity Income I, West Coast Equity, MidCap Stock, Short-Term Income, Mortgage Securities, Income and High Yield II Funds are described below.

EQUITY INCOME FUND I. Among the principal risks of investing in the Equity Income Fund I are: equity securities risk, fixed-income securities risk, real estate securities risk, high yield securities risk, foreign securities risk, U.S. government securities risk, prepayment risk, value stock risk, exchange rate risk, derivatives risk, and underlying fund risk.

The Equity Income Fund I invests primarily (normally at least 80% of its net assets, plus any borrowings for investment purposes) in dividend-paying common stocks and preferred stocks. In selecting investments for the Fund, Edge looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in "value" stocks currently selling for less than Edge believes they are worth. The Fund may:
- invest in fixed-income securities of any maturity, including mortgage-backed securities, U.S. government securities and asset backed-securities;
- invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds");
- purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets;
- invest up to 20% of its assets in REIT securities; and
- invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.

The Fund may write (sell) covered call options.

WEST COAST EQUITY FUND. Among the principal risks of investing in the West Coast Equity Fund are: equity securities risk, geographic concentration risk, real estate securities risk, foreign securities risk, exchange rate risk, derivatives risk, small company risk, high yield securities risk, and underlying fund risk.

This Fund invests primarily in common stocks of companies located or doing business in Alaska, California, Oregon and Washington.

Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in the common stocks of West Coast companies. West Coast companies include those with:
- principal executive offices located in the region, which includes Alaska, California, Oregon and Washington;
- over 50% of their work force employed in the region; or
- over 50% of their sales within the region.

In selecting investments for the Fund, the Fund's Sub-Advisor, Edge, looks for equity securities that it believes are undervalued, yet well-managed, with excellent long-term growth possibilities.

The Fund may invest up to 20% of its assets in REIT securities and high yield fixed-income securities (sometimes called "junk bonds").

While no individual fund is intended as a complete investment program, this is particularly true of this Fund which could be adversely impacted by economic trends within this four state area.

MIDCAP STOCK FUND. Among the principal risks of investing in the MidCap Stock Fund are: equity securities risk, fixed-income securities risk, real estate securities risk, small company risk, foreign securities risk, prepayment risk, market segment (mid cap) risk, exchange rate risk, derivatives risk, and underlying fund risk.


 144       BALANCED/ASSET ALLOCATION FUNDS              Principal Investors Fund
                                                                  1-800-547-7754

The Fund generally invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with market capitalizations at the time of purchase in the range represented by companies included in the S&P Mid Cap 400 ($522 million and $10.6 billion as of December 31, 2006).

In selecting investments for the Fund, the Fund's Sub-Advisor, Edge, looks for equity investments in companies that have solid management, a competitive advantage and the resources to maintain superior cash flow and profitability over the long run. In determining whether securities should be sold, Edge considers factors such as high valuations relative to other investment opportunities and deteriorating short- or long-term business fundamentals or future growth prospects. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the S&P Mid Cap 400.

The Fund may also
- invest up to 20% of its assets in REIT securities;
- invest in fixed-income securities of any maturity, including mortgage-backed securities;
- invest up to 20% of its assets in high yield fixed-income securities (commonly known as "junk bonds");
- purchase and sell U.S. government securities and collateralized mortgage obligations on a "when-issued" or "delayed delivery" basis in an aggregate of up to 20% of the market value of its total assets; and
- invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.

SHORT-TERM INCOME FUND. Among the principal risks of investing in the Short-Term Income Fund are: fixed-income securities risk, U.S. government securities risk, portfolio duration risk, U.S. government sponsored securities risk, real estate securities risk, prepayment risk, investment company securities risk, foreign securities risk, exchange rate risk, derivatives risk, and underlying fund risk.

The Fund invests substantially all of its assets in fixed-income securities that, at the time of purchase, are rated in one of the top four rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or, if unrated, are judged to be of comparable quality by the Fund's Sub-Advisor, Edge. All fixed-income securities purchased by the Fund will be investment-grade at the time of purchase.

The Fund maintains a weighted average duration of three years or less and a weighted average maturity of five years or less. Duration measures the sensitivity of a bond's price to changes in the general level of interest rates. The duration of a fixed-income security is the weighted average term to maturity of the present value of future cash flows, including interest and principal payments.

The Fund may invest in securities issued or guaranteed by domestic and foreign governments and government agencies and instrumentalities and in high-grade corporate fixed-income securities, such as bonds, debentures, notes, equipment lease and trust certificates, mortgage-backed securities, and collateralized mortgage obligations. The Fund may invest in fixed-income securities issued by REITs.

The Fund may also:
- invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign branches of U.S. banks;
- invest up to 5% of its assets in preferred stock;
- invest in certain illiquid investments, such as privately placed securities, including restricted securities;
- invest up to 10% of its assets in securities of unaffiliated mutual funds;
- borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate of up to 33 1/3% of its total assets; and
- invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets.

MORTGAGE SECURITIES FUND. Among the principal risks of investing in the Mortgage Securities Fund are: U.S. government securities risk, U.S. government sponsored securities risk, portfolio duration risk, prepayment risk, derivatives risk, and underlying fund risk.


Principal Investors Fund               BALANCED/ASSET ALLOCATION FUNDS       145
www.principal.com

Edge is the Fund's Sub-Advisor. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements. The Fund may also invest in U.S. government securities. Certain issuers of U.S. government securities are sponsored or chartered by Congress but their securities are neither issued or guaranteed by the U.S. Treasury.

INCOME FUND. Among the principal risks of investing in the Income Fund are: fixed-income securities risk, real estate securities risk, prepayment risk, foreign securities risk, U.S. government securities risk, U.S. government sponsored securities risk, high yield securities risk, exchange rate risk, derivatives risk, and underlying fund risk.

Edge is the Fund's Sub-Advisor. The Fund invests primarily in diversified pools of fixed-income securities, including corporate securities, U.S. Government securities and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in non-investment grade fixed-income securities (sometimes called "junk bonds").

The Fund invests most of its assets in:
- fixed-income and convertible securities;
- U.S. government securities, including mortgage-backed securities issued by the Government National Mortgage Association ("GNMA"), FNMA and FHLMC or similar government agencies or government-sponsored entities;
- commercial mortgage-backed securities;
- obligations of U.S. banks that belong to the Federal Reserve System;
- preferred stocks and convertible preferred stocks;
- the highest grade commercial paper as rated by S&P, Fitch or Moody's; and
- deposits in U.S. banks.

The Fund may also:
- invest in securities denominated in foreign currencies and receive interest, dividends and sale proceeds in foreign currencies;
- engage in foreign currency exchange transactions for hedging or non-hedging purposes and purchase and sell currencies on a spot (i.e. cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date and buy and sell foreign currency futures contracts;
- borrow up to 5% of its total net assets for emergency, non-investment purposes and enter into dollar roll transactions limited in the aggregate to no more than 25% of its total net assets;
- purchase securities of issuers that deal in real estate or interests in real estate acquired through the exercise of its rights as a holder of fixed-income securities secured by real estate or interests therein;
- purchase and sell interest rate futures and options; and
- invest up to 35% of its assets in high yield fixed-income securities (sometimes called "junk bonds").

HIGH YIELD FUND II. Among the principal risks of investing in the High Yield Fund II are: fixed-income securities risk, high yield securities risk, equity securities risk, real estate securities risk, foreign securities risk, derivatives risk, emerging markets risk, exchange rate risk, small company risk, and underlying fund risk.

The Fund invests primarily in high-yield, high-risk non-investment-grade fixed-income securities (sometimes called "junk bonds"), which may include foreign investments.

The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed-income securities (including convertible securities and preferred stocks) rated lower than BBB by S&P or Fitch or rated lower than Baa by Moody's or of equivalent quality as determined by the Fund's Sub-Advisor, Edge.

The remainder of the Fund's assets may be invested in any other securities Edge believes are consistent with the Fund's objective, including higher rated fixed-income securities, REIT securities, common stocks, preferred stocks and convertible securities. The Fund may also invest in securities of foreign issuers, including those located in developing or emerging countries and engage in hedging strategies involving options.


 146       BALANCED/ASSET ALLOCATION FUNDS              Principal Investors Fund
                                                                  1-800-547-7754

SHORT-TERM FIXED INCOME FUNDS

MONEY MARKET FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk. As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
                   other government agency.


MAIN STRATEGIES AND RISKS
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which PGI believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
- to take advantage of market variations;
- to generate cash to cover sales of Fund shares by its shareholders; or
- upon revised credit opinions of the security's issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
- securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;
- securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
- bank obligations including:
  - certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or,
  - bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
- commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
- corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
- repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
- taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or

Principal Investors Fund                 SHORT-TERM FIXED INCOME FUNDS       147
www.principal.com

Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Municipal Securities Risk
- Fixed-Income Securities Risk

- Eurodollar and Yankee
  Obligations Risk

- U.S. Government Sponsored Securities Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000.

CALENDAR YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT SHARES)




2001                                                  3.28
2002                                                  0.72
2003                                                  0.08
2004                                                  0.29
2005                                                  2.17
2006                                                  3.99




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q1 '01   1.22%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q1 '04   0.00%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................      3.86          1.31           1.66
ADVISORS SELECT CLASS...........................      3.99          1.44           1.79
ADVISORS PREFERRED CLASS........................      4.18          1.61           1.96
SELECT CLASS....................................      4.38          1.80           2.15
PREFERRED CLASS.................................      4.50          1.93           2.28
Lehman Brothers U.S. Treasury Bellwethers 3
  Month Index*..................................      4.86          2.42           4.17



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 * Lifetime results are measured from the date these share classes were first sold (December 6, 2000).
   Call the Principal Investors Fund at 1-800-547-7754 to get the current 7-day yield for the Money Market Fund.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 148       SHORT-TERM FIXED INCOME FUNDS                Principal Investors Fund
                                                                  1-800-547-7754

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     0.40%      0.40%       0.40%     0.40%      0.40%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.54       0.46        0.33      0.29       0.27
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.29%      1.16%       0.98%     0.79%      0.67%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $131    $409    $708   $1,556
      ADVISORS SELECT CLASS                                     118     368     638    1,409
      ADVISORS PREFERRED CLASS                                  100     312     542    1,201
      SELECT CLASS                                               81     252     439      978
      PREFERRED CLASS                                            68     214     373      835




Principal Investors Fund                 SHORT-TERM FIXED INCOME FUNDS       149
www.principal.com

SHORT-TERM BOND FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks to provide current income.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect the judgment of PGI regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its net assets (plus any borrowings for investment purposes) in:
- securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
- debt securities of U.S. issuers rated in the four highest grades by Standard & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of PGI of comparable quality; and
- mortgage-backed securities representing an interest in a pool of mortgage loans.

The Fund may invest up to 15% of its assets in below-investment-grade fixed-income securities ("junk bonds"), and lend its portfolio securities to brokers, dealers and other financial institutions. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- High Yield Securities Risk
- U.S. Government Sponsored Securities Risk

- Derivatives Risk
- Portfolio Duration Risk
- U.S. Government Securities Risk
- Securities Lending Risk

- Active Trading Risk
- Prepayment Risk
- Real Estate Securities Risk




 150       SHORT-TERM FIXED INCOME FUNDS                Principal Investors Fund
                                                                  1-800-547-7754

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS SHARES)




2001                                                 6.44
2002                                                 6.98
2003                                                 2.01
2004                                                 0.37
2005                                                 1.43
2006                                                 3.77




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q3 '01    3.68%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q2 '04   -1.77%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................      3.73          2.90           3.62
ADVISORS SELECT CLASS...........................      3.77          2.88           3.61
ADVISORS PREFERRED CLASS........................      4.02          3.22           3.93
SELECT CLASS....................................      4.29          3.16           3.91
PREFERRED CLASS.................................      4.38          3.41           4.14
Lehman Brothers MF (1-3) US Government Credit
  Index(1)*.....................................      4.25          3.27           4.17
Lehman Brothers Mutual Fund 1-5 Gov't/Credit
  Index*........................................      4.22          3.77           4.61
Morningstar Short-Term Bond Category Average*...      4.01          3.15           3.80



    Index performance does not reflect deductions for fees, expenses or taxes.

    The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

  * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).

 (1) This index is now the benchmark against which the Fund measures its performance. Principal and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                 SHORT-TERM FIXED INCOME FUNDS       151
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     0.40%      0.40%       0.40%     0.40%      0.40%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.55       0.47        0.34      0.30       0.28
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.30%      1.17%       0.99%     0.80%      0.68%
      Expense Reimbursement(2)........................     0.02       0.02        0.02      0.02       0.02
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.28%      1.15%       0.97%     0.78%      0.66%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees and to exclude interest expense paid on the borrowings through reverse repurchase agreements. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $130    $410    $711   $1,566
      ADVISORS SELECT CLASS                                     117     369     641    1,418
      ADVISORS PREFERRED CLASS                                   99     313     545    1,211
      SELECT CLASS                                               80     253     442      988
      PREFERRED CLASS                                            67     215     376      844




 152       SHORT-TERM FIXED INCOME FUNDS                Principal Investors Fund
                                                                  1-800-547-7754

ULTRA SHORT BOND FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks current income while seeking capital preservation.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in high quality, short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than 2.5 years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
- securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
- debt securities of U.S. issuers rated in the four highest grades by Standard & Poor's Rating Service ("S&P) or Moody's Investors Service, Inc. ("Moody's") or, if unrated, in the opinion of the PGI of comparable quality; and
- mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.

The Fund may invest up to 15% of its assets in below-investment grade fixed-income securities ("junk bonds") and lend its portfolio securities to brokers, dealers, and other financial institutions. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

During the fiscal year ended October 31, 2006, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

 48.07% in securities rated Aaa    15.32% in securities rated Baa    0.01% in securities rated Caa
  9.97% in securities rated Aa      4.02% in securities rated Ba     0.01% in securities rated Ca
 21.02% in securities rated A       1.57% in securities rated B      0.01% in securities rated C


The above percentages for Aaa, A, Baa and B rated securities include unrated securities in the amount of 0.19%, 0.02%, 0.02% and 0.01%, respectively, which have been determined by PGI to be of comparable quality.


Principal Investors Fund                 SHORT-TERM FIXED INCOME FUNDS       153
www.principal.com

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- High Yield Securities Risk
- U.S. Government Sponsored Securities Risk

- Derivatives Risk
- Portfolio Duration Risk
- U.S. Government Securities Risk
- Securities Lending Risk

- Prepayment Risk
- Active Trading Risk
- Underlying Fund Risk

PGI has been the Fund's Sub-Advisor since June 15, 2001.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT SHARES)




2002                                                  3.37
2003                                                  2.37
2004                                                  1.73
2005                                                  2.16
2006                                                  4.64



 On July 29, 2004, the Fund converted to a money market fund.
 On May 27, 2005, the Fund converted to an ultra short term bond fund.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q3 '06   1.29%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q4 '04   0.21%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................      4.51          2.47           2.55
ADVISORS SELECT CLASS...........................      4.64          2.85           2.94
ADVISORS PREFERRED CLASS........................      5.03          3.07           3.16
SELECT CLASS....................................      4.93          3.19           3.29
PREFERRED CLASS.................................      5.15          3.35           3.45
6-Month LIBOR Index*............................      5.20          2.66           2.78
Morningstar Ultrashort Bond Category Average*...      4.69          2.55           2.73



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 15, 2001. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Institutional Class shares.

 * Lifetime results are measured from the date the Institutional share class was first sold (June 15, 2001).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 154       SHORT-TERM FIXED INCOME FUNDS                Principal Investors Fund
                                                                  1-800-547-7754

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     0.40%      0.40%       0.40%     0.40%      0.40%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.54       0.46        0.33      0.29       0.27
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.29%      1.16%       0.98%     0.79%      0.67%
      Expense Reimbursement(2)........................     0.01       0.01        0.01      0.01       0.01
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.28%      1.15%       0.97%     0.78%      0.66%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $130    $408    $707   $1,556
      ADVISORS SELECT CLASS                                     117     367     637    1,408
      ADVISORS PREFERRED CLASS                                   99     311     541    1,200
      SELECT CLASS                                               80     251     438      977
      PREFERRED CLASS                                            67     213     372      834




Principal Investors Fund                 SHORT-TERM FIXED INCOME FUNDS       155
www.principal.com

FIXED INCOME FUNDS

BOND & MORTGAGE SECURITIES FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks to provide current income.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
- securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
- mortgage-backed securities representing an interest in a pool of mortgage loans;
- debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of PGI of comparable quality; and
- securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
- common and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
- securities rated less than the four highest grades of S&P or Moody's (i.e. less than investment grade (commonly known as "junk bonds")) but not lower than CCC- (S&P) or Caa (Moody's).

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may actively trade securities in an attempt to achieve its investment objective.

During the fiscal year ended October 31, 2006, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

 68.43% in securities rated Aaa    11.85% in securities rated Baa    0.25% in securities rated Caa
  4.97% in securities rated Aa      3.08% in securities rated Ba     0.02% in securities rated Ca
  8.90% in securities rated A       2.50% in securities rated B


Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities
- Active Trading Risk
- Municipal Securities Risk
- U.S. Government Sponsored Securities Risk

- Prepayment Risk
- Derivatives Risk
- High Yield Securities Risk
- Securities Lending Risk

- U.S. Government Securities Risk
- Portfolio Duration Risk
- Underlying Fund Risk


 156       FIXED INCOME FUNDS                           Principal Investors Fund
                                                               www.principal.com

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDER YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT SHARES)




2001                                                 6.76
2002                                                 8.09
2003                                                 3.38
2004                                                 3.91
2005                                                 1.73
2006                                                 3.76




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q3 '01    4.03%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q2 '04   -2.50%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................      3.70          4.06           4.64
ADVISORS SELECT CLASS...........................      3.76          4.15           4.75
ADVISORS PREFERRED CLASS........................      4.04          4.39           4.97
SELECT CLASS....................................      4.17          4.82           5.36
PREFERRED CLASS.................................      4.36          4.71           5.30
Lehman Brothers Aggregate Bond Index*...........      4.33          5.06           5.62
Morningstar Intermediate-Term Bond Category
  Average*......................................      4.11          4.61           5.19



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                            FIXED INCOME FUNDS       157
1-800-547-7754

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     0.53%      0.53%       0.53%     0.53%      0.53%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.53       0.45        0.32      0.28       0.26
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.41%      1.28%       1.10%     0.91%      0.79%
        *Other Expenses which include:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees and to exclude interest expense paid on the borrowings through reverse repurchase agreements.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $144    $446    $771   $1,691
      ADVISORS SELECT CLASS                                     130     406     702    1,545
      ADVISORS PREFERRED CLASS                                  112     350     606    1,340
      SELECT CLASS                                               93     290     504    1,120
      PREFERRED CLASS                                            81     252     439      978




 158       FIXED INCOME FUNDS                           Principal Investors Fund
                                                               www.principal.com

GOVERNMENT & HIGH QUALITY BOND FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks to provide current income.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its net assets, plus any borrowings for investment purposes) in securities that are AAA rated or issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by PGI to be of equivalent quality.

PGI seeks undervalued securities that represent good long-term investment opportunities. Securities may be sold when PGI believes they no longer represent good long-term value.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- U.S. Government Securities Risk
- U.S. Government Sponsored
  Securities Risk

- Derivatives Risk
- Active Trading Risk
- Securities Lending Risk

- Portfolio Duration Risk
- Prepayment Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS SHARES)




2001                                                 6.27
2002                                                 7.89
2003                                                 0.94
2004                                                 2.79
2005                                                 1.41
2006                                                 3.54




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q3 '01    4.01%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q2 '04   -1.74%




Principal Investors Fund                            FIXED INCOME FUNDS       159
1-800-547-7754

 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006                    PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
---------------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS................................      3.38          3.14           3.77
ADVISORS SELECT CLASS...................................      3.54          3.29           3.90
ADVISORS PREFERRED CLASS................................      3.72          3.45           4.08
SELECT CLASS............................................      3.91          3.68           4.30
PREFERRED CLASS.........................................      4.03          3.80           4.42
Lehman Brothers Government/Mortgage Index*..............      4.33          4.73           5.23
Morningstar Intermediate Government Category Average*...      3.44          3.90           4.40



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     0.40%      0.40%       0.40%     0.40%      0.40%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.54       0.46        0.33      0.29       0.27
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.29%      1.16%       0.98%     0.79%      0.67%
      Expense Reimbursement(2)........................     0.01       0.01        0.01      0.01       0.01
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.28%      1.15%       0.97%     0.78%      0.66%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees and to exclude interest expense paid on the borrowings through reverse repurchase agreements. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $130    $408    $706   $1,555
      ADVISORS SELECT CLASS                                     117     367     637    1,408
      ADVISORS PREFERRED CLASS                                   99     311     541    1,200
      SELECT CLASS                                               80     251     438      977
      PREFERRED CLASS                                            67     213     372      833




 160       FIXED INCOME FUNDS                           Principal Investors Fund
                                                               www.principal.com

HIGH QUALITY INTERMEDIATE-TERM BOND FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks to provide current income.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of greater than three and less than ten years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
- securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
- mortgage-backed securities representing an interest in a pool of mortgage loans;
- debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in PGI's opinion, of comparable quality; and
- securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
- common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
- securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or Baa3 (Moody's) (i.e. less than investment grade).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- U.S. Government Sponsored
  Securities Risk

- Derivatives Risk
- Active Trading Risk
- Securities Lending Risk

- Portfolio Duration Risk
- Prepayment Risk


Principal Investors Fund                            FIXED INCOME FUNDS       161
1-800-547-7754

  PGI has been the Fund's Sub-Advisor since December 6, 2000.

  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

  CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT SHARES)




2001                                                 6.62
2002                                                 9.07
2003                                                 2.92
2004                                                 3.60
2005                                                 1.80
2006                                                 3.56




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q3 '01    4.52%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q2 '04   -2.33%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................      3.38          4.04           4.60
ADVISORS SELECT CLASS...........................      3.56          4.16           4.73
ADVISORS PREFERRED CLASS........................      3.74          4.37           4.93
SELECT CLASS....................................      3.94          4.57           5.13
PREFERRED CLASS.................................      4.05          4.67           5.27
Lehman Brothers Aggregate Bond Index*...........      4.33          5.06           5.62
Morningstar Intermediate-Term Bond Category
  Average*......................................      4.11          4.61           5.19



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 * Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 162       FIXED INCOME FUNDS                           Principal Investors Fund
                                                               www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31,2006                  CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     0.40%      0.40%       0.40%     0.40%      0.40%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.55       0.47        0.34      0.30       0.28
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.30%      1.17%       0.99%     0.80%      0.68%
      Expense Reimbursement(2)........................     0.02       0.02        0.02      0.02       0.02
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.28%      1.15%       0.97%     0.78%      0.66%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees and to exclude interest expense paid on the borrowings through reverse repurchase agreements. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $130    $410    $711   $1,566
      ADVISORS SELECT CLASS                                     117     369     641    1,418
      ADVISORS PREFERRED CLASS                                   99     313     545    1,211
      SELECT CLASS                                               80     253     442      988
      PREFERRED CLASS                                            67     215     376      844




Principal Investors Fund                            FIXED INCOME FUNDS       163
1-800-547-7754

INFLATION PROTECTION FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks to provide current income and real (after-inflation) total returns.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.


MAIN STRATEGIES AND RISKS
Under normal circumstances, the Fund invests primarily in inflation protected debt securities. Inflation protected debt securities are designed to provide a "real rate of return" - a return after adjusting for the impact of inflation. Inflation - a rise in the general price level - erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 5%. The investment's inflation adjustment is based on a designated inflation index (such as the Consumer Price Index for Urban Consumers) and typically is applied monthly to the principal of the security. The fixed coupon rate of the security is based on the adjusted principal so that as inflation increases, both the principal value and the interest payments increase. Because this inflation adjustment feature is designed to mitigate a major risk, inflation protected debt securities typically have lower nominal yields than conventional fixed-rate debt securities.

The Fund may invest in:
- inflation protected debt securities issued by the U.S. Treasury and U.S. Government sponsored entities as well as inflation protected debt securities issued by corporations;
- inflation protected debt securities issued by foreign governments and corporations that are linked to a non-U.S. inflation rate;
- floating rate notes;
- adjustable rate mortgages;
- derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities; and
- commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.

The Fund may invest up to 15% of assets in high yield securities ("junk bonds") but not in securities rated lower than CCC- or Caa3 by S&P or Moody's or, if unrated, determined by PGI to be of comparable quality.

The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

During the fiscal year ended October 31, 2006, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

 88.50% in securities rated Aaa    3.79% in securities rated Baa     0.01% in securities rated Caa
  0.65% in securities rated Aa     4.07% in securities rated Ba      0.03% in securities rated Ca
  1.48% in securities rated A      1.45% in securities rated B       0.02% in securities rated C




 164       FIXED INCOME FUNDS                           Principal Investors Fund
                                                               www.principal.com

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- High Yield Securities Risk
- Underlying Fund Risk
- U.S. Government Sponsored Securities Risk

- Foreign Securities Risk
- Derivatives Risk
- Portfolio Duration Risk
- Securities Lending Risk

- Exchange Rate Risk
- Prepayment Risk
- U.S. Government Securities Risk

PGI has been the Fund's Sub-Advisor since December 29, 2004.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.



CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT SHARES)




2005                                                  1.70
2006                                                 -0.41
2007
2008
2009
2010
2011
2012
2013
2014




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q3 '06    3.22%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q1 '06   -2.36%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   LIFE OF FUND
----------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................     -0.29          0.74
ADVISORS SELECT CLASS...........................     -0.41          0.79
ADVISORS PREFERRED CLASS........................     -0.09          1.02
SELECT CLASS....................................      0.05          1.17
PREFERRED CLASS.................................      0.14          1.32
Lehman Brothers US Treasury TIPS Index*.........      0.41          1.66
Morningstar Long-Term Government Category
  Average*......................................      0.11          1.04



   Index performance does not reflect deductions for fees, expenses or taxes.

 * Lifetime results are measured from the date these share classes were first sold (December 29, 2004).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                            FIXED INCOME FUNDS       165
1-800-547-7754

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     0.40%      0.40%       0.40%     0.40%      0.40%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.55       0.47        0.34      0.30       0.28
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.30%      1.17%       0.99%     0.80%      0.68%
      Expense Reimbursement(2)........................     0.02       0.02        0.02      0.02       0.02
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.28%      1.15%       0.97%     0.78%      0.66%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees and to exclude interest expense paid on the borrowings through reverse repurchase agreements. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $130    $410    $711   $1,566
      ADVISORS SELECT CLASS                                     117     369     641    1,418
      ADVISORS PREFERRED CLASS                                   99     313     545    1,211
      SELECT CLASS                                               80     253     442      988
      PREFERRED CLASS                                            67     215     376      844




 166       FIXED INCOME FUNDS                           Principal Investors Fund
                                                               www.principal.com

PREFERRED SECURITIES FUND


SUB-ADVISOR(S):    Spectrum Asset Management, Inc. ("Spectrum")

OBJECTIVE:         The Fund seeks to provide current income.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries. The rest of the Fund's assets may be invested in common stocks, debt securities, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.

Spectrum seeks to build a portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.

The Fund is considered non-diversified and can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- Non-Diversification Risk
- U.S. Government Sponsored Securities Risk

- Derivatives Risk
- Equity Securities Risk
- U.S. Government Securities Risk
- Securities Lending Risk

- Sector Risk
- Real Estate Securities Risk
- Underlying Fund Risk




Principal Investors Fund                            FIXED INCOME FUNDS       167
1-800-547-7754

Spectrum has been the Fund's Sub-Advisor since May 1, 2002.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SELECT CLASS SHARES)




2003                                                 9.89
2004                                                 3.61
2005                                                 0.78
2006                                                 6.27



  The share class shown in the bar chart above has been changed to Advisors Select Class shares to facilitate comparison of funds in this prospectus.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q2 '03    5.35%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q2 '04   -5.47%


 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006            PAST 1 YEAR   LIFE OF FUND
----------------------------------------------------------------------------
ADVISORS SIGNATURE CLASS........................      6.02          5.14
ADVISORS SELECT CLASS...........................      6.27          5.32
ADVISORS PREFERRED CLASS........................      6.45          5.50
SELECT CLASS....................................      6.55          5.68
PREFERRED CLASS.................................      6.77          5.83
Merrill Lynch Hybrid Preferred Securities
  Index*........................................      7.67          6.45
Morningstar Intermediate-Term Bond Category
  Average*......................................      4.11          4.70



   Index performance does not reflect deductions for fees, expenses or taxes.

   The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which these classes began operations, their returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for the periods prior to the date these classes began operations) that is no higher than the historical performance of the Institutional Class shares.

 * Lifetime results are measured from the date the Institutional Class shares were first sold (May 1, 2002).

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 168       FIXED INCOME FUNDS                           Principal Investors Fund
                                                               www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                         ADVISORS   ADVISORS    ADVISORS
                                                        SIGNATURE    SELECT    PREFERRED   SELECT   PREFERRED
      FOR THE YEAR ENDED OCTOBER 31, 2006                 CLASS       CLASS      CLASS      CLASS     CLASS
      -------------------------------------------------------------------------------------------------------
      Management Fees.................................     0.75%      0.75%       0.75%     0.75%      0.75%
      12b-1 Fees......................................     0.35       0.30        0.25      0.10        N/A
      Other Expenses*(1)..............................     0.54       0.46        0.33      0.29       0.27
                                                           ----       ----        ----      ----       ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES     1.64%      1.51%       1.33%     1.14%      1.02%
      Expense Reimbursement(2)........................     0.01       0.01        0.01      0.01       0.01
                                                           ----       ----        ----      ----       ----
                                          NET EXPENSES     1.63%      1.50%       1.32%     1.13%      1.01%
        *Other Expenses Includes:
            Service Fee...............................     0.25%      0.25%       0.17%     0.15%      0.15%
            Administrative Service Fee................     0.28       0.20        0.15      0.13       0.11



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      ADVISORS SIGNATURE CLASS                                 $166    $516    $891   $1,943
      ADVISORS SELECT CLASS                                     153     476     823    1,801
      ADVISORS PREFERRED CLASS                                  134     420     728    1,601
      SELECT CLASS                                              115     361     627    1,385
      PREFERRED CLASS                                           103     324     562    1,247




Principal Investors Fund                            FIXED INCOME FUNDS       169
1-800-547-7754

THE COSTS OF INVESTING

FEES AND EXPENSES OF THE FUNDS
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Funds do not pay any fees other than those described below and do not pay any other expenses.

ONGOING FEES
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund, as a shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each Principal LifeTime Fund is net of the underlying funds' management fee.

Each Fund pays ongoing fees to Principal and others who provide services to the Fund. These fees include:
- Management Fee -- Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Funds.
- Distribution Fee -- Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940. Under the plan, the Advisors Select, Advisors Signature, Advisors Preferred, and Select classes of each Fund pay a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Over time, these fees may exceed other types of sales charges.
- Service Fee -- Principal has entered into a Services Agreement with the Fund under which Principal performs personal services for shareholders.
- Administrative Service Fee -- Principal has entered into an Administrative Services Agreement with the Fund under which Principal provides transfer agent and corporate administrative services to the Fund. In addition, Principal has assumed the responsibility for communications with and recordkeeping services for beneficial owners of Fund shares.

DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION

Each of the Funds has adopted a 12b-1 Plan for the Advisors Preferred, Advisors Select, Advisors Signature and Select Class shares of the Fund. Under the 12b-1 Plans, each Fund will make payments from its assets attributable to the particular share class to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The fund Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plan at the time the Board directs the implementation of the closure of the fund. Because Rule 12b-1 fees are ongoing fees, over time they will increase the cost of an investment in the Funds and may cost more than paying other types of sales charges.

The Distributor for all of the share classes of Principal Investors Fund described in this prospectus is Princor Financial Services Corporation, a wholly owned subsidiary of PFG. The term "Distributor" as used in this section refers to Princor Financial Services Corporation.

The maximum annual Rule 12b-1 distribution and/or service fee (as a percentage of average daily net assets) for each of the above classes of the Funds are set forth below:

                      MAXIMUM ANNUALIZED
    SHARE CLASS         RULE 12B-1 FEE
    -----------       ------------------
Advisors Preferred           0.25%
  Advisors Select            0.30%
Advisors Signature           0.35%
      Select                 0.10%




 170       THE COSTS OF INVESTING                       Principal Investors Fund
                                                                  1-800-222-5852

PAYMENTS TO INVESTMENT REPRESENTATIVES AND THEIR FIRMS. Financial intermediaries market and sell shares of the Funds. These financial intermediaries receive compensation from the Distributor and its affiliates for selling shares of the Funds and/or providing services to the Funds' shareholders. Financial intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Investment Representatives who deal with investors are typically associated with a financial intermediary. The Distributor and its affiliates may fund this compensation from various sources, including any Rule 12b-1 Plan fee that the shareholder or the Funds pay to the Distributor. Individual Investment Representatives may receive some or all of the amounts paid to the financial intermediary with which he or she is associated.

OTHER PAYMENTS TO INTERMEDIARIES. In addition to the commissions paid at the time of sale, ongoing payments, and the reimbursement of costs associated with education, training and marketing efforts, conferences, seminars, due diligence trip expenses, ticket charges, and other general marketing expenses, some or all of which will, in most cases, be paid to financial intermediaries (and, in turn, to your Investment Representative), the Distributor and its affiliates, at their expense, currently provide additional payments to financial intermediaries that sell shares of the Funds for distribution services. Although payments made to each qualifying financial intermediary in any given year may vary, such payments will generally not exceed (a) 0.25% of the current year's sales of Fund shares by that financial intermediary and/or (b) 0.25% of average daily net assets of Fund shares serviced by that financial intermediary over the year.

A number of factors are considered in determining the amount of these additional payments, including each financial intermediary's Fund sales, assets, and redemption rates as well as the willingness and ability of the financial intermediary to give the Distributor access to its Investment Representatives for educational and marketing purposes. In some cases, financial intermediaries will include the Funds on a "preferred list." The Distributor's goals include making the Investment Representatives who interact with current and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services.

Additionally, the Distributor will, in most cases, provide payments to reimburse directly or indirectly the costs incurred by these financial intermediaries and their associated Investment Representatives in connection with educational seminars and training and marketing efforts related to the Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, and meals. The Distributor will also, in some cases, provide payment or reimbursement for expenses associated with qualifying dealers' conferences, transactions ("ticket") charges, and general marketing expenses.

In connection with the purchase by Principal Management Corporation ("Principal") of WM Advisors, Inc. ("WM Advisors"), the investment advisor to the WM Funds, and WM Advisors' two subsidiaries, WM Funds Distributor, Inc. and WM Shareholder Services, Inc. (the "Transaction"), New American Capital, Inc. and its parent company Washington Mutual, Inc. ("WaMu") have agreed to make certain contingent payments to Principal with respect to each of the first four years following the closing of the Transaction. Such payments must be made if aggregate management fee revenues to Principal and its affiliates from assets under management in funds and other financial products advised by Principal and its affiliates (including the funds covered by this prospectus) (collectively, the "Principal Products") sold through WaMu and its affiliates (including WaMu Investments, a broker-dealer subsidiary of WaMu) fall below certain specified targets during any such year. This could result in up to $30 million being paid by WaMu or New American Capital, Inc. to Principal with respect to each of those four years following the closing of the Transaction. As a result, WaMu Investments (and/or it affiliates) will have an additional incentive to sell Principal Products following the closing of the Transaction.

If one mutual fund sponsor makes greater distribution assistance payments than another, your Investment Representative and his or her financial intermediary may have an incentive to recommend one fund complex over another. Similarly, if your Investment Representative or his or her financial intermediary receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that share class.


Principal Investors Fund   DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION  171
www.principal.com

Please speak with your Investment Representative to learn more about the total amounts paid to your Investment Representative and his or her financial intermediary by the Funds, the Distributor and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also carefully review disclosures made by your Investment Representative at the time of purchase.

As of March 1, 2007, the Distributor anticipates that the firms that will receive additional payments for distribution of the Funds (other than commissions paid at the time of sale, ongoing payments, and the reimbursement of cost associated with education, training and marketing efforts, conferences, ticket charges, and other general marketing expenses) include, but are not necessarily limited to, the following:

Advantage Capital Corporation               Mutual Service Corporation
A.G. Edwards & Sons, Inc.                   National Financial Services Corp.
AIG Financial Advisors, Inc.                National Investors Corporation
American General Securities, Inc.           Oppenheimer & Co., Inc.
American Portfolios Financial               Pacific Select Distributors, Inc.
  Services, Inc.
Ameriprise Financial Services               Pershing
  Corp.
Associated Financial Group                  ProEquities, Inc.
Charles Schwab & Co., Inc.                  Prospera Financial Services, Inc.
Citigroup Global Markets, Inc.              Prudential Investment Management
                                            Services, LLC
Commonwealth Financial Network              Raymond James & Associates, Inc.
Farmers Financial Solutions, LLC            Raymond James Financial Services, Inc.
FFP Securities, Inc.                        RBC Dain Rauscher, Inc.
FSC Securities Corporation                  Robert W. Baird & Company, Inc.
G.A. Repple & Company                       Royal Alliance Associates, Inc.
H. Beck, Inc.                               Scottrade, Inc.
Investacorp, Inc.                           Securities America, Inc.
Investment Advisors & Consultants,          Southwest Securities, Inc.
  Inc.
Janney Montgomery Scott, LLC                Triad Advisors, Inc.
Jefferson Pilot Securities                  UBS Financial Services, Inc.
  Corporation
Lincoln Financial Advisors Corp.            United Planners' Financial Services of
                                            America
Linsco/Private Ledger Corp.                 Wachovia Securities, LLC
McDonald Investments, Inc.                  WaMu Investments
Merrill Lynch, Pierce, Fenner &             Waterstone Financial Group, Inc.
  Smith Inc.
Morgan Stanley DW, Inc.


To obtain a current list of such firms, call 1-800-547-7754.

Although a Fund may use brokers who sell shares of the Funds to effect portfolio transactions, the sale of shares is not considered as a factor by the Fund's Sub-Advisors when selecting brokers to effect portfolio transactions.

Your financial intermediary may charge fees and commissions, including processing fees, in addition to those described in this prospectus. The amount and applicability of any such fee is determined and disclosed separately by the financial intermediary. You should ask your Investment Representative for information about any fees and/or commissions that are charged.

RETIREMENT PLAN SERVICES. The Funds pay a Service Fee and Administrative Services Fee to Principal for providing services to retirement plan shareholders. Principal typically pays some or all of these fees to Principal Life Insurance Company, which has entered into an agreement to provide these services to the retirement plan shareholders. Principal may also enter into agreements with other intermediaries to provide these services, and pay some or all of the Fees to such intermediaries.


 172  DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION  Principal Investors Fund
                                                                  1-800-222-5852

Plan recordkeepers, who may have affiliated financial intermediaries that sell shares of the funds, may be paid additional amounts. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Distributor for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

The amounts paid to plan recordkeepers for recordkeeping services, and their related service requirements may vary across fund groups and share classes. This may create an incentive for financial intermediaries and their Investment Representatives to recommend one fund complex over another or one class of shares over another.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

This information in this section does not directly apply to the Principal LifeTime Funds or the Strategic Asset Management ("SAM") Portfolios, except to the extent the SAM Portfolios invest in securities other than the underlying funds. It does apply to the underlying funds in which the Principal Principal LifeTime Funds and SAM Portfolios invest. The Statement of Additional Information ("SAI") contains additional information about investment strategies and their related risks.

SECURITIES AND INVESTMENT PRACTICES
MARKET VOLATILITY. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

INTEREST RATE CHANGES. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

CREDIT RISK. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

REPURCHASE AGREEMENTS AND LOANED SECURITIES
Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.


Principal Investors Fund               CERTAIN INVESTMENT STRATEGIES AND RELATED
RISKS       173
www.principal.com

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand or if the counterparty's collateral invested by the Fund declines in value as a result of the investment losses.

REVERSE REPURCHASE AGREEMENTS
A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the repurchase agreement minimizes this effect.

CURRENCY CONTRACTS
The Funds may enter into currency contracts, currency futures contracts and options, and options on currencies for hedging and other purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

FORWARD COMMITMENTS
Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS
Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

HIGH YIELD SECURITIES
The Bond & Mortgage Securities Fund may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by Principal or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative. Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


 174       CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS   Principal Investors
                                                                            Fund
                                                                  1-800-222-5852

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Sub-Advisor thinks it is in the best interest of shareholders.

REAL ESTATE INVESTMENT TRUSTS
The Funds, except the Money Market Fund, may invest in real estate investment trust securities, herein referred to as "REITs." In addition, the Real Estate Securities Fund typically invests a significant portion of its net assets in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Fund will be subject to the REIT's expenses, including management fees, and will remain subject to the Fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

INITIAL PUBLIC OFFERINGS ("IPOS")
Certain of the Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.


Principal Investors Fund               CERTAIN INVESTMENT STRATEGIES AND RELATED
RISKS       175
www.principal.com

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

DERIVATIVES
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps, and credit default swaps) for both hedging and non-hedging purposes.

Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
- the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Sub-Advisor anticipated;
- the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
- the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
- the counterparty may fail to perform its obligations.

EXCHANGE TRADED FUNDS (ETFS)
These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The Funds could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs.

CONVERTIBLE SECURITIES
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.


 176       CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS   Principal Investors
                                                                            Fund
                                                                  1-800-222-5852

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

FOREIGN INVESTING
As a principal investment strategy, the Diversified International, International Emerging Markets, International Growth, Partners Global Equity, and Partners International Funds may invest Fund assets in securities of foreign companies. The other Funds (except Government & High Quality Bond Fund) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
- companies with their principal place of business or principal office outside the U.S;
- companies for which the principal securities trading market is outside the U.S; and
- companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, or currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Principal Investors Fund               CERTAIN INVESTMENT STRATEGIES AND RELATED
RISKS       177
www.principal.com

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
- increased social, political, and economic instability;
- a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
- lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
- foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
- relatively new capital market structure or market-oriented economy;
- the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
- restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
- possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

SMALL AND MEDIUM CAPITALIZATION COMPANIES
The Funds (except the Government & High Quality Bond Fund) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, Disciplined LargeCap Blend, High Quality Intermediate-Term Bond, Inflation Protection, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, Partners LargeCap Blend, Money Market, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners LargeCap Value II, Preferred Securities, Real Estate Securities, Short-Term Bond, and Ultra Short Bond Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The international funds invest in the securities of foreign corporations without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.


 178       CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS   Principal Investors
                                                                            Fund
                                                                  1-800-222-5852

TEMPORARY DEFENSIVE MEASURES
From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

FUND OF FUNDS
The performance and risks of each Principal LifeTime Fund and Strategic Asset Management ("SAM") Portfolio directly corresponds to the performance and risks of the underlying funds in which the Fund or Portfolio invests. By investing in many underlying funds, the Principal LifeTime Funds and the SAM Portfolios have partial exposure to the risks of many different areas of the market. The more a Principal LifeTime Fund or SAM Portfolio allocates to stock funds, the greater the expected risk.

Each Principal LifeTime Fund and SAM Portfolio indirectly bears its pro-rata share of the expenses of the Underlying Funds in which it invests, as well as directly incurring expenses. Therefore, investment in a Principal LifeTime Fund or SAM Portfolio may be more costly than investing directly in shares of the Underlying Funds. If you are considering investing in a Principal LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

The risks associated with investing in an Underlying Fund of a fund of funds are discussed in Appendix A under Underlying Fund Risk.

PORTFOLIO TURNOVER
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have higher portfolio turnover rates.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which each invests. Turnover rates for each of the Funds may be found in the Fund's Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


Principal Investors Fund               CERTAIN INVESTMENT STRATEGIES AND RELATED
RISKS       179
www.principal.com

MANAGEMENT OF THE FUNDS

THE MANAGER
Principal Management Corporation ("Principal") serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to provide asset allocation services to the Funds. The portfolio managers appointed by Principal for each Principal LifeTime Fund are James Fennessey, Michael P. Finnegan, and Randy L. Welch. The portfolio manager appointed by PGI for each Principal LifeTime Fund is Dirk Laschanzky. Messrs. Fennessey, Finnegan, Welch, and Laschanzky share day-to-day management of the Principal LifeTime Funds according to their respective responsibilities which are described as follows. On behalf of PGI, Mr. Laschanzky develops, implements, and monitors the Fund's strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Mr. Laschanzky sets, operating as a team, sharing authority and responsibility for research with no limitation on the authority of one portfolio manager in relation to another.

JAMES FENNESSEY, CFA. Mr. Fennessey is Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program. He is responsible for preparing periodic evaluation reports including both qualitative and quantitative analysis. He participates in the manager selection process and portfolio reviews. Mr. Fennessey joined the Principal Financial Group in 2000. He graduated from Truman State University with a BS in Business Administration, with an emphasis in Finance, and a minor in Economics. He has earned the right to use the Chartered Financial Analyst designation.

MICHAEL P. FINNEGAN, CFA. Mr. Finnegan is a Senior Vice President of Principal and serves as the firm's Chief Investment Officer. Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal's investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates' consulting division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts. He received an M.A. in Finance from the University of Iowa and a B.B.A. in Finance from Iowa State University.

RANDY L. WELCH. Mr. Welch is a Vice President of Principal. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned his undergraduate degree from Grand View College and an MBA from Drake University.

THE SUB-ADVISORS
Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services for a specific Fund. For these services, the Sub-Advisor is paid a fee by Principal. Information regarding the Sub-Advisors and individual portfolio managers is set forth below. The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in each of the Funds.


 180       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

              -----------------------------------------------------


SUB-ADVISOR:  AllianceBernstein L.P. ("AllianceBernstein"). AllianceBernstein is located at 1345 Avenue of the Americas, New York, NY 10105.


The portfolio managers listed below for the Partners SmallCap Growth Fund I operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

The management of and investment decisions for the Fund's portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for making recommendations for the Fund's portfolio. The members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Fund's portfolio are: Marilyn Fedak, John Mahedy, John Phillips and Chris Marx.

                                                     DAY-TO-DAY
          FUND                                       FUND MANAGEMENT
          ----                                       ---------------
          Partners LargeCap Value                    Marilyn G. Fedak
                                                     John Mahedy
                                                     Chris Marx
                                                     John D. Phillips, Jr.
          Partners SmallCap Growth I                 Bruce K. Aronow
                                                     Michael W. Doherty
                                                     N. Kumar Kirpalani
                                                     Samantha S. Lau
                                                     James Russo
                                                     Wen-tse Tseng


BRUCE K. ARONOW, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Mr. Aronow is team leader of the Small Cap Growth equity portfolio management team. Prior to joining AllianceBernstein in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors since early 1997 at INVESCO (NY) (formerly Chancellor Capital Management). He joined Chancellor in 1994. Previously, Mr. Aronow was a Senior Associate with Kidder, Peabody & Company. Mr. Aronow holds a BA from Colgate University. Mr. Aronow is a member of both the New York Society of Security Analysts and the Association of Investment Management & Research. He is a Chartered Financial Analyst.

MICHAEL W. DOHERTY. Assistant Vice President, Quantitative Analyst. Mr. Doherty is responsible for maintaining and updating the quantitative models used by the small cap group. He also provides research assistance across all industries and portfolio administration. Prior to joining AllianceBernstein in 1999, Mr. Doherty worked as a small cap research assistant and portfolio administrator for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Doherty began his career at Citicorp Investment Management in 1983 as a research assistant. He is currently attending Mount Saint Mary's College working toward a BA in Business Administration.

MARILYN G. FEDAK, CFA. Ms. Fedak joined AllianceBernstein in 1984 as a senior portfolio manager. An Executive Vice President of AllianceBernstein since 2000, she is Head of Global Value Equities and chair of the US Large Cap Value Equity Investment Policy Group. Ms. Fedak serves on AllianceBernstein's Management Executive Committee and is also a Director of SCB Inc. She earned a BA from Smith College and an MBA from Harvard University. She has also earned the right to use the Chartered Financial Analyst designation.


Principal Investors Fund                       MANAGEMENT OF THE FUNDS       181
www.principal.com

N. KUMAR KIRPALANI, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Prior to joining AllianceBernstein in 1999, Mr. Kirpalani was responsible for research and portfolio management of small cap industrial, financial and energy sectors for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Kirpalani joined Chancellor in 1993. Previously, Mr. Kirpalani served as Vice President of Investment Research at Scudder, Stevens & Clark. Mr. Kirpalani received a BTech from the Indian Institute of Technology and an MBA from the University of Chicago. Mr. Kirpalani is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. He is a Chartered Financial Analyst and has 22 years of investment experience.

SAMANTHA S. LAU, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Prior to joining AllianceBernstein in 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). She joined Chancellor LGT in 1997. Previously Ms. Lau worked for three years in the investment research department of Goldman Sachs. Ms. Lau has a BS, magna cum laude, in Finance and Accounting from the Wharton School of the University of Pennsylvania. She is a Chartered Financial Analyst.

JOHN MAHEDY, CPA. Mr. Mahedy was named Co-CIO-US Value equities in 2003. He continues to serve as director of research-US Value Equities, a position he has held since 2001. Previously, Mr. Mahedy was a senior research analyst at AllianceBernstein's institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001. He earned a BS and an MBA from New York University.

CHRISTOPHER W. MARX. Mr. Marx joined AllianceBernstein in 1997 as a research analyst. He covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. Mr. Marx earned an AB in Economics from Harvard, and an MBA from the Stanford Graduate School of Business.

JOHN D. PHILLIPS, JR., CFA. Mr. Phillips joined AllianceBernstein in 1994 and is a senior portfolio manager and member of the US Value Equities Investment Policy Group. He is also chairman of AllianceBernstein's Proxy Voting Committee. Mr. Phillips earned a BA from Hamilton College and an MBA from Harvard University. He has also earned the right to use the Chartered Financial Analyst designation.

JAMES RUSSO, CFA. Mr. Russo is Vice President and Senior Portfolio Manager. Mr. Russo joined AllianceBernstein in 2006 to work on the Small and SMID Cap Growth team. Prior to joining the firm, Mr. Russo spent 12 years at J.P. Morgan, a financial services firm, where he held positions as an analyst and portfolio manager in US Equity for nine years and in the Private Bank's Third Party Program for three years, most recently as Director of Manager Research. Mr. Russo holds a BBA in Finance from Hofstra University, an MBA from NYU's Stern School of Business. Mr. Russo has earned the right to use the Chartered Financial Analyst designation.

WEN-TSE TSENG. Mr. Tseng, Vice President and Portfolio Analyst/Manager, joined Alliance Bernstein in 2006 and is responsible for research and portfolio management for the US Small/SMD Cap Growth healthcare sector. Prior to joining the firm, he spent four years as the healthcare portfolio manager for the small-cap growth team at William D. Witter (the same team had previously managed assets for Weiss, Peck & Greer). Prior to that, Mr. Tseng was a senior healthcare analyst at JP Morgan Flemming Asset Management for a year and a half. Mr. Tseng holds a BS from National Taiwan University, an MS in Molecular Genetics and Microbiology from Robert Wood Johnson Medical School-University of Medicine and Dentistry of New Jersey, and an MBA from Graziadio School of Business and Management at Pepperdine University. Location: New York.


 182       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

              -----------------------------------------------------


SUB-ADVISOR:  American Century Investment Management, Inc. ("American Century") was
              founded in 1958. Its office is located in the American Century Tower at 4500
              Main Street, Kansas City, MO 64111.


The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                                     DAY-TO-DAY
          FUND                                       FUND MANAGEMENT
          ----                                       ---------------
          Partners LargeCap Growth II                Prescott LeGard
                                                     Gregory Woodhams
          Partners LargeCap Value II                 Brendan Healy
                                                     Charles A. Ritter


BRENDAN HEALY, CFA. Mr. Healy, Vice President and Portfolio Manager, has been a member of the team that manages Large Cap Value since he joined American Century in April 2000 and has been a Portfolio Manager since February 2004. Before joining American Century, he spent six years with USAA Investment Management Company as an Equity Analyst. He has a Bachelor's degree in Mechanical Engineering from the University of Arizona and an MBA from the University of Texas-Austin. He has earned the right to use the Chartered Financial Analyst designation.

E.A. PRESCOTT LEGARD, CFA. Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.

MARK MALLON, CFA. Mr. Mallon, Chief Investment Officer and Executive Vice President, has been a member of the team that manages Large Company Value since its inception in July 1999. He joined American Century in April 1997. Before joining American Century, he spent 19 years at Federated Investors, most recently serving as President and Portfolio Manager of Federated Investment Counseling. Mr. Mallon has a Bachelor of Arts from Westminster College and an MBA from Cornell University. He has earned the right to use the Chartered Financial Analyst designation.

CHARLES A. RITTER, CFA. Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Large Cap Value since July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for the company. He has a Bachelor's degree in Mathematics and a Master's degree in Economics from Carnegie Mellon University as well as an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.

GREGORY J. WOODHAMS, CFA. Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's degree in Economics from Rice University and a Master's degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.


Principal Investors Fund                       MANAGEMENT OF THE FUNDS       183
www.principal.com

              -----------------------------------------------------


SUB-ADVISOR:  Ark Asset Management Co., Inc. ("Ark Asset") is an independent, 100%
              employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004.


The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                                     DAY-TO-DAY
          FUND                                       FUND MANAGEMENT
          ----                                       ---------------
          Partners SmallCap Value                    Coleman M. Brandt
                                                     William G. Charcalis


COLEMAN M. BRANDT. Vice Chairman, Senior Portfolio Manager, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He earned an MBA from the Harvard Graduate School of Business Administration and a BS from the Philadelphia Textile Institute.

WILLIAM G. CHARCALIS. Managing Director, Senior Portfolio Manager, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was a Portfolio Manager at the IBM Retirement Funds. He earned a BS from the University of Southern California.
              -----------------------------------------------------


SUB-ADVISOR:  Barrow, Hanley, Mewhinney & Strauss ("BHMS") is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly owned subsidiary of Old Mutual Asset
              Managers (US) LLC, which is a wholly owned subsidiary of Old Mutual plc.
              BHMS's address is 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.



                                                     DAY-TO-DAY
          FUND                                       FUND MANAGEMENT
          ----                                       ---------------
          MidCap Value                               James P. Barrow
                                                     Mark Giambrone


JAMES P. BARROW. During Mr. Barrow's investment career, he has worked as a securities analyst and portfolio manager for several major institutions including Citizens & Southern Bank of South Carolina, Atlantic Richfield and Reliance Insurance. In 1973 joined Republic National Bank of Dallas as a portfolio manager, where he worked with Tim Hanley and John Strauss. He later was placed in charge of the Employee Benefit Portfolio Group and was a member of the Trust Investment Committee until the founding of BHMS in 1979. Mr. Barrow is the lead portfolio manager for the Vanguard Windsor II and Selected Value Funds. He earned a BS from the University of South Carolina.

MARK GIAMBRONE, CPA. Mr. Giambrone joined BHMS in December 1998 and became a principal in 2000. Prior to joining BHMS, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates. During his career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal. Mr. Giambrone is a member of the American Institute of Certified Public Accountants. He graduated summa cum laude from Indiana University with a BS in Accounting, and earned an MBA from the University of Chicago.


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                                                                  1-800-222-5852

              -----------------------------------------------------


SUB-ADVISOR:  Columbus Circle Investors ("CCI") is an affiliate of PGI and a member of the
              Principal Financial Group. CCI was founded in 1975. Its address is Metro
              Center, One Station Place, Stamford, CT 06902.


The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                                     DAY-TO-DAY
          FUND                                       FUND MANAGEMENT
          ----                                       ---------------
          LargeCap Growth                            Anthony Rizza
          MidCap Growth                              Clifford G. Fox
          Partners SmallCap Growth III               Clifford G. Fox


CLIFFORD G. FOX, CFA. Mr. Fox, portfolio manager, joined CCI in 1992. He received an MBA from the Stern School of Business, New York University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

ANTHONY RIZZA, CFA. Mr. Rizza, portfolio manager, joined CCI in 1991. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.
              -----------------------------------------------------


SUB-ADVISOR:  Dimensional Fund Advisors LP ("Dimensional"), located at 1299 Ocean Avenue,
              Santa Monica, CA 90401, is a registered investment advisor.


Dimensional uses a team approach in managing the Partners SmallCap Value Fund
II. The investment team includes the Investment Committee of Dimensional, portfolio managers and all other trading personnel.

The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. As of the date of this Prospectus the Investment Committee has seven members. Investment decisions for the Portfolio are made by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and review all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. Robert
T. Deere coordinates the efforts of all other portfolio managers and trading personnel with respect to domestic equity portfolios. For this reason, Dimensional has identified Mr. Deere as primarily responsible for coordinating the day-to-day management of the Fund.

Mr. Deere is a Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Deere received his MBA from the University of California at Los Angeles in 1991. He also holds a B.S. and a B.A. from the University of California at San Diego. Mr. Deere joined Dimensional in 1991 and has been responsible for the domestic equity portfolios since 1994.

The statement of additional information provides information about Mr. Deere's compensation, other accounts managed by Mr. Deere, and Mr. Deere's ownership of Fund shares.


Principal Investors Fund                       MANAGEMENT OF THE FUNDS       185
www.principal.com

              -----------------------------------------------------


SUB-ADVISOR:  Edge Asset Management, Inc. ("Edge") is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944. Its address is 601 Union Street, Suite
              2200, Seattle, WA 98101-1377.



                                                     DAY-TO-DAY
          FUND                                       FUND MANAGEMENT
          ----                                       ---------------
          Strategic Asset Management Portfolios      Randall L. Yoakum
            Balanced Portfolio                       Michael D. Meighan
            Conservative Balanced Portfolio
            Conservative Growth Portfolio
            Flexible Income Portfolio
            Strategic Growth Portfolio


MICHAEL D. MEIGHAN, CFA. Mr. Meighan, Portfolio Manager-Asset Allocation of Edge, was responsible for co-managing the predecessor SAM Portfolios with Mr. Yoakum (see below) beginning March 2003. Mr. Meighan joined Edge in 1999. Between 1993 and 1999, he was employed with Mr. Yoakum at D.A. Davidson & Co. as a Portfolio Manager and Senior Analyst for its asset allocation product.

RANDALL L. YOAKUM, CFA. Mr. Yoakum, Chief Investment Strategist and Head of Asset Allocation of Edge, led a team of investment professionals in managing the predecessor SAM Portfolios beginning January 1999. Between 1997 and 1999, Mr. Yoakum was Chief Investment Officer for D.A. Davidson & Co. Between 1994 and 1997, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen's Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors) for eight years.
              -----------------------------------------------------


SUB-ADVISOR:  Emerald Advisers, Inc. ("Emerald") is a wholly owned subsidiary of Emerald
              Asset Management. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101,
              Lancaster, PA 17601.


The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                                     DAY-TO-DAY
          FUND                                       FUND MANAGEMENT
          ----                                       ---------------
          Partners SmallCap Growth II                Joseph W. Garner
                                                     Kenneth G. Mertz II
                                                     Stacey L. Sears


The portfolio management and strategy team have long tenures at Emerald, with Ms. Sears joining Emerald in 1991, Mr. Mertz in 1992 and Mr. Garner in 1994.

JOSEPH W. GARNER. Mr. Garner joined Emerald in 1994 and serves as Director of Emerald Research and Portfolio Manager. Prior to joining Emerald, Mr. Garner was the Program Manager of the Pennsylvania Economic Development Financing Authority (PEDFA); an Economic Development Analyst with the PA Department of Commerce's Office of Technology Development; and an Industry Research Analyst with the Pittsburgh High Technology Council. Mr. Garner

 186       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852
earned an MBA from the Katz Graduate School of Business, University of Pittsburgh, and graduated magna cum laude with a BA in Economics from Millersville University.

KENNETH G. MERTZ II, CFA. Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc. Formerly he served as Past Trustee, Vice President of the Emerald Mutual Funds (1992-2005) and Chief Investment Officer of the Pennsylvania State Employees' Retirement System (1985-1992). He earned a BA in Economics from Millersville University.

Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz, Ms. Sears and Mr. Garner work as a team developing strategy.

STACEY L. SEARS. Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. She is co-manager of the Forward Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears earned a BS in Business Administration from Millersville University and an MBA from Villanova University.
              -----------------------------------------------------


SUB-ADVISOR:  Essex Investment Management Company, LLC ("Essex") is a Boston-based management firm which specializes in growth equity investments. Essex manages portfolios for corporations, endowments, foundations, municipalities, public funds, Taft-Hartley accounts, and private clients.
              Essex offers a range of growth equity strategies and employs proprietary fundamental research combined with active portfolio management. Its address is 125 High Street, 29th Floor, Boston, MA 02110.



                                                     DAY-TO-DAY
          FUND                                       FUND MANAGEMENT
          ----                                       ---------------
          Partners SmallCap Growth Fund II           Nancy B. Prial


NANCY B. PRIAL, CFA. Ms. Prial is a Portfolio Manager and Senior Principal on the Essex Small-Micro Cap Growth and Small-Mid Cap Growth strategies. Prior to joining the firm, she spent six years at The Burridge Group, LLC as Vice President and Chief Investment Officer and four years at the Twentieth Century Division of American Century Investors. She began her investment career in 1984 at Frontier Capital Management as a fundamental analyst and portfolio manager. Ms. Prial graduated from Bucknell University with a BS in Electrical Engineering and a BA in Mathematics. She also earned an MBA from Harvard Business School. Ms. Prial has earned the right to use the Chartered Financial Analyst designation.


Principal Investors Fund                       MANAGEMENT OF THE FUNDS       187
www.principal.com

              -----------------------------------------------------


SUB-ADVISOR:  Goldman Sachs Asset Management, L.P. ("GSAM") has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman,
              Sachs & Co. ("Goldman Sachs"). GSAM's principal office is located at 32 Old
              Slip, New York, NY 10005.


The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                                     DAY-TO-DAY
          FUND                                       FUND MANAGEMENT
          ----                                       ---------------
          Partners LargeCap Blend I                  Melissa R. Brown
                                                     Robert C. Jones
          Partners MidCap Value I                    Dolores Bamford
                                                     David L. Berdon
                                                     Andrew Braun
                                                     Scott Carroll
                                                     Sally Pope Davis
                                                     Kelly Flynn
                                                     Sean Gallagher
                                                     Lisa Parisi
                                                     Edward Perkin
                                                     Eileen Rominger


DOLORES BAMFORD. Ms. Bamford is a Managing Director and Portfolio Manager at GSAM. She joined GSAM as a portfolio manager for the Value team in April 2002. Prior to that, Ms. Bamford was a portfolio manager at Putnam Investments for various products since 1991.

DAVID L. BERDON. Mr. Berdon is a Vice President and Portfolio Manager at GSAM. Mr. Berdon joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002. From September 1999 to March 2001, he was a Vice President for Business Development and Strategic Alliances at Soliloquy Inc. From September 1997 to September 1999, he was a principal consultant at Diamond Technology Partners.

ANDREW BRAUN. Mr. Braun is a Managing Director and Portfolio Manager at GSAM. Mr. Braun joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team. He became a portfolio manager in May 2001.

MELISSA R. BROWN, CFA. Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity ("GQE") group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined GSAM as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.

SCOTT CARROLL. Mr. Carroll is a Vice President and Portfolio Manager at GSAM. Mr. Carroll joined GSAM as a portfolio manager for the Value team in May 2002. From 1996 to 2002, he worked at Van Kampen Funds where he had portfolio management and analyst responsibilities for Growth and Income and Equity Income funds.

SALLY POPE DAVIS. Ms. Pope Davis is a Vice President and Portfolio Manager at GSAM. She joined GSAM as a portfolio manager in August 2001. From December 1999 to July 2001, she was a relationship manager in Private Wealth Management at GSAM. From August 1989 to November 1999, she was a bank analyst in the GSAM Investment Research Department.


 188       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

KELLY FLYNN. Mr. Flynn is a Vice President and a Portfolio Manager for the US Value Team, where he has broad research responsibilities across value the strategies. Prior to joining GSAM Asset Management in 2002, Mr. Flynn spent 3 years at Lazard Asset Management as a Portfolio Manager for Small Cap/SMID Cap Value products. He received a BA from Harvard and an MBA from the Wharton School of Business at the University of Pennsylvania.

ROBERT C. JONES, CFA. Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.

SEAN GALLAGHER. Mr. Gallagher is a Managing Director and Portfolio Manager at GSAM. Mr. Gallagher joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.

LISA PARISI. Ms. Parisi is a Managing Director and Portfolio Manager at GSAM. Ms. Parisi joined GSAM as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital.

EDWARD PERKIN. Mr. Perkin is a Vice President and Portfolio Manager at GSAM. Mr. Perkin joined GSAM as a research analyst in June 2002. He became a portfolio manager in June 2004. From August 2000 to May 2002, Mr. Perkin earned his MBA at Columbia Business School, during which time he served as a research intern for Fidelity Investments and Gabelli Asset Management. From September 1997 to May 2000, Mr. Perkin was a senior research analyst for a subsidiary of Fiserv, where he oversaw all matters related to compliance and historical market data.

EILEEN ROMINGER. Ms. Rominger is a Managing Director, Chief Investment Officer and Portfolio Manager at GSAM. Ms. Rominger joined GSAM as a portfolio manager and Chief Investment Officer of the Value team in August 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.
              -----------------------------------------------------


SUB-ADVISOR:  J.P. Morgan Investment Management Inc. ("J.P. Morgan"), 245 Park Avenue, New
              York, NY 10167 is an indirect wholly owned subsidiary of JPMorgan Chase &
              Co. ("JPMorgan"), a bank holding company. J.P. Morgan offers a wide range of services to governmental, institutional, corporate, and individual customers and acts as investment advisor to individual and institutional clients.


The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                                     DAY-TO-DAY
          FUND                                       FUND MANAGEMENT
          ----                                       ---------------
          Partners Global Equity                     Matthew Beesley
                                                     Edward Walker
                                                     Howard Williams
          Partners SmallCap Value I                  Christopher T. Blum
                                                     Dennis S. Ruhl


MATTHEW BEESLEY, CFA. Mr. Beesley is a portfolio manager in J.P. Morgan's Global Equities Team, based in London. An employee since 2002, he was previously a portfolio manager at Merrill Lynch Investment Managers, responsible for global equity mandates. Prior to this, Mr. Beesley was a global and emerging markets equity analyst. He holds a BA (Hons) in Politics and Modern History from the University of Manchester and is a CFA Charterholder.


Principal Investors Fund                       MANAGEMENT OF THE FUNDS       189
www.principal.com

CHRISTOPHER T. BLUM, CFA. Managing Director of J.P. Morgan. Mr. Blum is a portfolio manager in the U.S. Quantitative Small Cap Equity Group. He rejoined the firm in 2001. Previously, he spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, Mr. Blum spent over three years with J.P. Morgan where he focused on structured small-cap core and small-cap value accounts. He earned his BBA in Finance at the Bernard M. Baruch School for Business and is a holder of the CFA designation.

DENNIS S. RUHL, CFA. Mr. Ruhl, Vice President of J.P. Morgan, joined the company in 1999. He is a portfolio manager in the U.S. Quantitative Small Cap Equity Group. His current responsibilities include managing structured small cap core and value accounts. Previously, he worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl earned Bachelor's degrees in Mathematics and Computer Science and a Master's degree in Computer Science, all from MIT. He has earned the right to use the Chartered Financial Analyst designation.

EDWARD WALKER, CFA. Mr. Walker is a portfolio manager in Morgan's Global J.P. Morgan's Global Equities Team, based on London. He is manager of the JP Morgan Fleming Overseas Investment Trust, open-ended global retail funds and co-manages the JPMorgan Total Return Fund. Previously Mr. Walker held a range of analyst positions, most recently as the global sector specialist responsible for technology. He joined the Global Equities Team in 1997 as a graduate trainee and holds an MA in Economics from Cambridge University. He has earned the right to use the Chartered Financial Analyst designation.

HOWARD WILLIAMS. Mr. Williams is a managing director and head of Morgan's J.P. Morgan's Global Equities Team, based in London, responsible for multi-market investment in JPMorgan Fleming. An employee since 1994, Mr. Williams was previously employed at Shell Pensions in London as senior portfolio manager and head of UK equities. Prior to this, he managed global invested offshore pension funds. Mr. Williams also was with Kleinwort Benson Investment Management and with James Capel & Co. He holds an MA in Geography from Cambridge University.
              -----------------------------------------------------


SUB-ADVISOR:  Jacobs Levy Equity Management, Inc. ("Jacobs Levy") provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham
              Park, New Jersey, Jacobs Levy is focused exclusively on the management of
              U.S. equity portfolios for institutional clients. Its address is 100 Campus
              Drive, Florham Park, NJ 07932-0650.


The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                                     DAY-TO-DAY
          FUND                                       FUND MANAGEMENT
          ----                                       ---------------
          Partners MidCap Growth II                  Bruce Jacobs
                                                     Ken Levy
          Partners MidCap Value                      Bruce Jacobs
                                                     Ken Levy


BRUCE JACOBS, PH.D. Dr. Jacobs serves as co-chief investment officer, portfolio manager, and co-director of research. Prior to co-founding Jacobs Levy in 1986, Dr. Jacobs was Senior Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. Dr. Jacobs earned a BA from Columbia College, an MS in Operations Research and Computer Science from Columbia University, an MSIA from Carnegie Mellon University, and an MA in Applied Economics and a Ph.D. in Finance from the University of Pennsylvania's Wharton School.


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                                                                  1-800-222-5852

KEN LEVY, CFA. Mr. Levy serves as co-chief investment officer, portfolio manager, and co-director of research. Prior to co-founding Jacobs Levy in 1986, Mr. Levy was Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. He earned a BA in Economics from Cornell University and an MBA and an MA in Business Economics from the University of Pennsylvania's Wharton School. He has earned the right to use the Chartered Financial Analyst designation.
              -----------------------------------------------------


SUB-ADVISOR:  Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") is
              an independent, employee-owned firm. It is located at 11150 Santa Monica
              Boulevard, Los Angeles, CA 90025.


Day-to-day portfolio management is performed by an investment management team. Current members of the team include: Thomas D. Stevens, CFA, Chairman; Hal W. Reynolds, CFA, Chief Investment Officer; David R. Borger, CFA, Director of Research; Stuart K. Matsuda, Director of Trading; and Christine M. Kugler, Director of Implementation.

                                                     DAY-TO-DAY
          FUND                                       FUND MANAGEMENT
          ----                                       ---------------
          Partners MidCap Value I                    David R. Borger
                                                     Christine M. Kugler
                                                     Stuart K. Matsuda
                                                     Hal W. Reynolds
                                                     Thomas D. Stevens
          Partners SmallCap Value                    David R. Borger
                                                     Christine M. Kugler
                                                     Stuart K. Matsuda
                                                     Hal W. Reynolds
                                                     Thomas D. Stevens


DAVID R. BORGER, CFA. Director of Research and Principal, L.A. Capital. Mr. Borger co-founded L.A. Capital in 2002 and is responsible for the development and management of the Dynamic Alpha Model (the firm's proprietary stock selection model). Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He earned a BS from the Wittenberg University and an MA and MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.

CHRISTINE M. KUGLER. Director of Implementation and Principal, L.A. Capital. Ms. Kugler was with L.A. Capital at its founding and became a Principal in January of 2004. Prior to joining L.A. Capital she worked at Wilshire Associates. She earned a BA from the University of California, Santa Barbara.

STUART K. MATSUDA. Director of Trading and Principal, L.A. Capital. Mr. Matsuda co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Vice President and principal at Wilshire Associates where he also served as Wilshire Asset Management's Director of Trading. He earned a BBA from the University of Hawaii and an MBA from California State University Northridge.

HAL W. REYNOLDS, CFA. Chief Investment Officer and Principal, L.A. Capital. Mr. Reynolds co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He joined the consulting division of Wilshire Associates in 1989 where he served as a senior consultant and also designed the Wilshire Compass (the firm's asset allocation and manager optimization technology system). In 1989, he joined Wilshire Asset Management as Chief Investment Officer. Mr. Reynolds earned a BA from the University of Virginia and an MBA from the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.


Principal Investors Fund                       MANAGEMENT OF THE FUNDS       191
www.principal.com

THOMAS D. STEVENS, CFA. Chairman and Principal, L.A. Capital. Mr. Stevens co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Senior Managing Director and Principal at Wilshire Associates. He joined Wilshire in 1980 and for six years directed its Equity Division, overseeing the delivery of the Equity and Index Fund Management Services, In 1986, he assumed responsibility for Wilshire Asset Management and for the next 16 years headed that division. Mr. Stevens earned a BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR:  MacKay Shields LLC ("MacKay Shields") was founded in 1938 as an economic consulting firm and became a registered investment advisor in April 1969. At that time, the firm began managing domestic equity accounts for U.S. tax-
              exempt clients. MacKay Shields has one office that is located at 9 West
              57(th) Street, New York, NY 10019. All aspects of investment management and client service are conducted from this location.




                                                     DAY-TO-DAY
          FUND                                       FUND MANAGEMENT
          ----                                       ---------------
          Partners MidCap Growth II                  John Butler
                                                     Robert J. Centrella
                                                     Eileen Cook
                                                     Lanette Donovan
                                                     Denise E. Higgins
                                                     Edmund C. Spelman


JOHN BUTLER. Mr. Butler is a Director Portfolio Manager/Research Analyst Equity Division and joined MacKay Shields as a Director in 2002. Prior to MacKay Shields he was Managing Director of Equity Research at SG Cowen Securities Corporation. Mr. Butler received an MBA in Finance from The Wharton School of Business at the University of Pennsylvania and received a BA from Lafayette College

ROBERT J. CENTRELLA, CFA. Mr. Centrella is a Managing Director Portfolio Manager/Research Analyst Equity Division and joined MacKay Shields in 1996 as a Portfolio Manager/Research Analyst in the Equity Division. He received a BS in Accounting from the University of Scranton and an MBA in Finance from George Mason University. He has earned the right to use the Chartered Financial Analyst designation.

EILEEN COOK. Ms. Cook is a Director Portfolio Manager/Research Analyst Growth Equity Division. In 2006 Eileen returned to MacKay Shields as a Director, Portfolio Manager/Research Analyst in the Growth Equity investment team after resigning for personal reasons in 2002. Ms. Cook originally joined MacKay Shields in 1994. She has a BA from The American University, majoring in International Studies and Economics. Ms. Cook also did graduate work at the Stern School of Business at New York University.

LANETTE DONOVAN. Ms. Donovan is a Director Portfolio Manager/ Research Analyst Equity Division and joined MacKay Shields as a Director, Growth Equity Portfolio Manager/Research Analyst in 2005. Ms. Donovan was most recently Managing Director of Global Equity Investments at Deutsche Asset Management. Prior to that, she spent several years as Managing Director of Global Equity Research at SSBCITI Global Asset Management. She received her MBA from the Columbia Business School and her BS in Finance from The Wharton School at the University of Pennsylvania.

DENISE E. HIGGINS, CFA. Ms. Higgins is a Director Portfolio Manager/Research Analyst Equity Division and joined MacKay Shields' Growth Equity team. Ms. Higgins received an MBA in Finance from the Wharton School of Business at the University of Pennsylvania and a BA in Economics at The College of Mount Saint Vincent. Ms. Higgins has earned the right to use the Chartered Financial Analyst designation and is a member of both the Association of Investment Management and Research and the New York Society of Security Analysts.

EDMUND C. SPELMAN. Mr. Spelman Senior Managing Director and Head of the Growth Equity Division; he leads the Partners MidCap Growth Fund II investment team. Mr. Spelman has worked for MacKay Shields since 1991. Mr. Spelman earned a BA and an MS from the University of Pennsylvania.


 192       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

              -----------------------------------------------------


SUB-ADVISOR:  Mazama Capital Management, Inc. ("Mazama") is an independent employee-owned money management firm specializing in small and mid cap growth investing for institutional clients. The firm is headquartered at One Southwest Columbia
              Street, Suite 1500, Portland Oregon 97258.


The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                                     DAY-TO-DAY
          FUND                                       FUND MANAGEMENT
          ----                                       ---------------
          Partners SmallCap Growth III               Stephen C. Brink
                                                     Gretchen Novak
                                                     Joel Rubenstein
                                                     Ronald A. Sauer


STEPHEN C. BRINK, CFA. Mr. Brink, Senior Vice President, is a co-founder of Mazama and has been a Portfolio Manager and Director of Research since the firm was founded in 1997. Mr. Brink conducts research and supports Mr. Sauer in portfolio construction for the Fund. He also oversees research information flow and quality. He received his BS Business Administration from Oregon State University in 1977 and has earned the right to use the Chartered Financial Analyst designation.

GRETCHEN NOVAK, CFA. Ms. Novak joined Mazama in 1999. Ms. Novak is responsible for researching small & mid cap growth consumer discretionary and consumer staple companies and participates in the security selection process for the Fund(s). She also serves as Portfolio Manager, supporting Mr. Sauer and Mr. Brink in the overall management of the Fund(s). She earned her BA in Business Administration with concentration in finance from the University of Washington in 1994, graduating cum laude and elected to Phi Beta Kappa and Beta Gamma Sigma honor society. She has earned the right to use the Chartered Financial Analyst designation.

JOEL RUBENSTEIN. Mr. Rubenstein serves as an Associate Portfolio Manager, supporting the overall management of the Fund(s). He has worked as an equity research analyst for Mazama for the last four years. Prior to joining Mazama, he was employed by Banc of America Securities for two years as a senior equity research associate in the technology group. Mr. Rubenstein earned a MBA in finance and a Bachelor of Arts degree in Economics from UCLA.

RONALD A. SAUER. Mr. Sauer, Chief Investment Officer, is founder of Mazama and has been its Chief Executive Officer and Senior Portfolio Manager since the founding of the firm in 1997. Mr. Sauer has overall responsibility for the management of the Investment Team, oversees the portfolio construction process, conducts research and participates in the security selection process for the Fund(s). Mr. Sauer received his BA Finance from the University of Oregon in 1980.
              -----------------------------------------------------


SUB-ADVISOR:  Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street, Suite
              4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of
              Mellon Financial Corporation ("Mellon").


The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.



Principal Investors Fund                       MANAGEMENT OF THE FUNDS       193
www.principal.com

                                                     DAY-TO-DAY
          FUND                                       FUND MANAGEMENT
          ----                                       ---------------
          Partners MidCap Growth I                   Adam T. Logan
                                                     John O'Toole
          Partners SmallCap Blend                    Ronald P. Gala
                                                     Peter D. Goslin
          Partners SmallCap Value I                  Ronald P. Gala
                                                     Peter D. Goslin


RONALD P. GALA, CFA. Mr. Gala is a Senior Vice President and principal of Mellon Equity and joined the firm in 1993. Mr. Gala earned an MBA in Finance from the University of Pittsburgh and a BS in Business Administration from Duquesne University. He has earned the right to use the Chartered Financial Analyst designation.

PETER D. GOSLIN, CFA. Mr. Goslin is a Vice President and Portfolio Manager with Mellon Equity. Before joining Mellon Equity in 1999, Mr. Goslin spent over four years with Merrill Lynch. During his tenure with Merrill, he worked as a NASDAQ market maker and an equity index options proprietary trader. Prior to that, he ran Merrill's S&P options desk at the Chicago Mercantile Exchange. Mr. Goslin earned his MBA in Finance at the University of Notre Dame Graduate School of Business following a BS in Finance from St. Vincent College. He has earned the right to use the Chartered Financial Analyst designation.

ADAM T. LOGAN, CFA. Joining the company in 1998, Mr. Logan is a portfolio manager and Vice President of Mellon Equity. Previously, he performed duties as a financial analyst in Mellon Financial Corporation's corporate finance department. He is currently responsible for the management of client portfolios with a specific focus on mid and small capitalization securities. He earned a BA in Finance from Westminster College and an MBA from the Katz Graduate School of Business at the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.

JOHN O'TOOLE, CFA. Joining the company in 1990, Mr. O'Toole is a Senior Vice President and a principal of Mellon Equity. Mr. O'Toole holds an MBA in Finance from the University of Chicago and a BA in Economics from the University of Pennsylvania. He has earned the right to use the Chartered Financial Analyst designation.


 194       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

              -----------------------------------------------------


SUB-ADVISOR:  Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of
              Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue,
              2nd Floor, New York, NY 10158-0180. The two firms continue an asset management history that began in 1939. Neuberger Berman is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is
              located at 745 Seventh Avenue, New York, NY 10019.


The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                                     DAY-TO-DAY
          FUND                                       FUND MANAGEMENT
          ----                                       ---------------
          Partners MidCap Value                      S. Basu Mullick


S. BASU MULLICK. Mr. Mullick, Managing Director, Portfolio Manager, joined Neuberger Berman in 1998. Prior to joining the company, Mr. Mullick was a portfolio manager at Ark Asset Management. He earned a BA in Economics from the Presidency College, India. He also earned an MA in Economics and a Ph.D., ABD Finance from Rutgers University.
              -----------------------------------------------------


SUB-ADVISOR:  Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-
              income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue,
              Des Moines, IA 50392. It has other primary asset management offices in New
              York, London, Sydney, and Singapore.


The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                                     DAY-TO-DAY
          FUND                                       FUND MANAGEMENT
          ----                                       ---------------
          Bond & Mortgage Securities                 William C. Armstrong
                                                     Timothy R. Warrick
          Disciplined LargeCap Blend                 Jeffrey A. Schwarte
          Diversified International                  Paul H. Blankenhagen
                                                     Juliet Cohn
                                                     Chris Ibach
          Government & High Quality Bond             Brad Fredericks
                                                     Lisa A. Stange
          High Quality Intermediate-Term Bond        William C. Armstrong
                                                     Timothy R. Warrick
          Inflation Protection                       Martin J. Schafer
                                                     Gwen Swanger
          International Emerging Markets             Michael Ade
                                                     Mihail Dobrinov
                                                     Michael L. Reynal
          International Growth                       Steve Larson
                                                     John Pihlblad
          LargeCap S&P 500 Index                     Dirk Laschanzky

Principal Investors Fund                       MANAGEMENT OF THE FUNDS       195
www.principal.com

                                                     DAY-TO-DAY
          FUND                                       FUND MANAGEMENT
          ----                                       ---------------
          LargeCap Value                             Arild Holm
                                                     John Pihlblad
          MidCap Blend                               K. William Nolin
          MidCap S&P 400 Index                       Dirk Laschanzky
          MidCap Value                               Stephen Musser
                                                     Jeffrey A. Schwarte
          Money Market                               Tracy Reeg
                                                     Alice Robertson
          Principal LifeTime 2010                    Dirk Laschanzky
          Principal LifeTime 2015,                   Dirk Laschanzky
          Principal LifeTime 2020                    Dirk Laschanzky
          Principal LifeTime 2025,                   Dirk Laschanzky
          Principal LifeTime 2030                    Dirk Laschanzky
          Principal LifeTime 2035,                   Dirk Laschanzky
          Principal LifeTime 2040                    Dirk Laschanzky
          Principal LifeTime 2045,                   Dirk Laschanzky
          Principal LifeTime 2050                    Dirk Laschanzky
          Principal LifeTime 2055,                   Dirk Laschanzky
          Principal LifeTime Strategic Income        Dirk Laschanzky
          Short-Term Bond                            Zeid Ayer
                                                     Craig Dawson
                                                     Martin J. Schafer
          SmallCap Blend                             Thomas Morabito
                                                     Phil Nordhus
          SmallCap Growth                            Mariateresa Monaco
          SmallCap S&P 600 Index                     Dirk Laschanzky
          SmallCap Value                             Thomas Morabito
          Ultra Short Bond                           Zeid Ayer
                                                     Craig Dawson


MICHAEL ADE, CFA. Mr. Ade is a research analyst and serves as a co-portfolio manager for Principal Global Investors. Based in Singapore, his company research focus encompasses the consumer, health care and non-bank financial sectors. Mr. Ade joined the firm in 2001. He received a bachelor's degree in finance from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

WILLIAM C. ARMSTRONG, CFA. Mr. Armstrong is a portfolio manager for PGI. He manages multi-sector portfolios that invest in corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, sovereigns, and agencies. He joined the firm in 1992. Previously he served as a commissioned bank examiner at Federal Deposit Insurance Commission. He earned a Master's degree from the University of Iowa and a Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.

ZEID AYER, PH.D., CFA. Mr. Ayer is a portfolio manager at PGI. He is a co-manager of the ultra short and short-term bond portfolios. He is also head of the Structured Debt group that covers asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS). He joined PGI in 2001 and is the primary analyst responsible for mortgage-related ABS and non-agency MBS investments. Previously, Mr. Ayer was an assistant vice president at PNC Financial Services Group. He earned a doctorate in Physics from the University of Notre Dame, a master's in Computational Finance from Carnegie Mellon University and a Bachelor's degree in Physics from St. Xavier's College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.


 196       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

PAUL H. BLANKENHAGEN, CFA. Mr. Blankenhagen joined the firm in 1992 and was named a portfolio manager in 2000. He is responsible for developing portfolio strategy and the ongoing management of core international equity portfolios. He earned a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.

JULIET COHN. Ms. Cohn is a portfolio manager at PGI. She co-manages the core international equity portfolios, with an emphasis on Europe and on the health care sector. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a Bachelor's degree in Mathematics from Trinity College, Cambridge England.

CRAIG DAWSON, CFA. Mr. Dawson is a portfolio manager at PGI. He is co-manager of the ultra short and short term bond portfolios. He joined the firm in 1998 as a research associate, then moved into a portfolio analyst role before moving into a portfolio manager position in 2002. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.

MIHAIL DOBRINOV, CFA. Mr. Dobrinov is a research analyst and serves as a co-portfolio manager for PGI. He specializes primarily in the analysis of companies in the industrial sector, and serves as co-manager for diversified emerging markets portfolios. He joined the firm as an international and emerging market debt and currency specialist in 1995 and joined the equities team in 2002. Mr. Dobrinov received an MBA in finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mihail does not provide legal services on behalf of any of the member companies of the Principal Financial Group.)

BRAD FREDERICKS. Mr. Fredericks is a portfolio manager at PGI. He is responsible for co-managing the government securities accounts. His responsibilities include general portfolio overview and security analysis. He joined the firm in 1998 as a financial accountant and was named a portfolio manager in 2002. Previously, Mr. Fredericks was an assistant trader at Norwest Mortgage. He earned a Bachelor's degree in Finance from Iowa State University. Mr. Fredericks is a Fellow of the Life Management Institute (FLMI).

ARILD HOLM, CFA. Mr. Holm is a portfolio manager at PGI. He specializes in the management of large cap value portfolios and also provides analyst coverage of domestic energy companies. Before joining Principal in 2002, Mr. Holm was an investment officer with the University of California. Previously, he spent five years with the Colorado Public Employees' Retirement Association (PERA) as an energy portfolio manager and three years as an oil and gas analyst with Hanifen, Imhoff, Inc. Mr. Holm earned an MBA in Finance from the University of Colorado and a Bachelor's degree in Management Sciences from the University of Manchester Institute of Science and Technology (England). He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

CHRISTOPHER IBACH, CFA. Mr. Ibach is an associate portfolio manager and equity research analyst at PGI. He specializes primarily in the analysis of international technology companies, with a particular emphasis on semiconductor research. Prior to joining PGI in 2000, he gained six years of related industry experience with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

STEVEN LARSON, CFA. Mr. Larson is an portfolio manager for Principal. He is responsible for co-managing Principal's international growth portfolio as well as covering the utilities sector for core international portfolios. Prior to joining the firm in 2001, he led the investment management review and portfolio analysis process for the $80 billion Wells Fargo fund family. He earned an MBA in Finance from the University of Minnesota and a Bachelor's degree from Drake University. He has earned the right to use the Chartered Financial Analyst designation.


Principal Investors Fund                       MANAGEMENT OF THE FUNDS       197
www.principal.com

DIRK LASCHANZKY, CFA. Mr. Laschanzky is a portfolio manager for PGI, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining PGI in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Mr. Laschanzky shares responsibility for the day-to-day management of the Principal LifeTime Funds with Messrs. Fennessey, Finnegan and Welch, portfolio managers representing Principal. On behalf of PGI, Mr. Laschanzky develops, implements, and monitors the Funds' strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Mr. Laschanzky sets.

MARIATERESA MONACO. Ms. Monaco is a portfolio manager and member of the domestic small-cap equity team at PGI. She serves as lead portfolio manager for the small-cap growth portfolios. Ms. Monaco joined PGI in 2005 with a decade of prior equity investment experience with Fidelity Management and Research in Boston where she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master's degree in Electrical Engineering from Northeastern University. She also earned a Master's degree in Electrical Engineering from Politecnico di Torino, Italy.

THOMAS MORABITO, CFA. Mr. Morabito leads the small-cap portfolio management team for PGI and is the portfolio manager on the small-cap value portfolios. Prior to joining PGI in 2000, he managed the Structured Small Cap Fund for Invesco Management & Research. He earned an MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.

STEPHEN B. MUSSER, CFA. Mr. Musser is a portfolio manager at PGI. He specializes in the management of mid cap value portfolios and also provides analyst coverage of companies in the financial services industry. Mr. Musser joined the firm in 2001. Previously, he was an analyst for A.G. Edwards & Sons. He earned an MBA in Finance and a Bachelor's degree in Economics from the University of Missouri. He has earned the right to use the Chartered Financial Analyst designation.

K. WILLIAM NOLIN, CFA. Mr. Nolin is a portfolio manager for PGI. He serves as the portfolio manager for the firm's international small-cap equity portfolios. He joined the firm in 1994. He earned an MBA from the Yale School of Management and a Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

PHIL NORDHUS, CFA. Mr. Nordhus joined PGI in 1990 and was previously involved in corporate acquisitions and divestitures before moving to the equity group in 2000. Most recently, he has been involved in managing the small-cap portfolios and has responsibility for managing the small-cap analyst team. Mr. Nordhus earned an MBA from Drake University and a Bachelor's degree in Economics from Kansas State University. He has earned the right to use the Chartered Financial Analyst designation.

JOHN PIHLBLAD, CFA. Mr. Pihlblad is a portfolio manager at PGI. He joined the firm in 2000 and led the development of PGI's Global Research Platform. He has over 25 years experience in creating and managing quantitative investment systems. Prior to joining PGI, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He earned a BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.

TRACY REEG. Ms. Reeg is a portfolio manager at PGI. She is involved in the portfolio management of money market portfolios. She joined the firm in 1993 and began trading and portfolio management duties in 2000. Ms. Reeg earned a Bachelor's degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).


 198       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

MICHAEL L. REYNAL. Mr. Reynal is a portfolio manager at PGI. He specializes in the management of emerging markets portfolios, as well as regional Asian equity portfolios. Prior to joining PGI in 2001, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. Mr. Reynal earned an MBA from the Amos Tuck School at Dartmouth College, an MA in History from Christ's College at the University of Cambridge and a BA in History from Middlebury College.

ALICE ROBERTSON. Ms. Robertson is a trader for PGI on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.

MARTIN J. SCHAFER. Mr. Schafer is a portfolio manager for PGI. He specializes in short-term and long duration portfolios, as well as the Inflation Protection Fund and stable value mandates. He also has experience in managing mortgage-backed securities. Mr. Schafer joined the firm in 1977 and in the early 1980s he developed the firm's secondary mortgage marketing operation. In 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985, institutional portfolios in 1992 and stable value portfolios in 2000. He has earned a Bachelor's degree in Accounting and Finance from the University of Iowa.

JEFFREY A. SCHWARTE, CFA, CPA. Mr. Schwarte is a portfolio manager at PGI. He manages the large-cap core portfolios and is co-portfolio manager on the midcap value strategies. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He earned a Bachelor's degree in Accounting from the University of Northern Iowa. He has earned the right to use the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI).

LISA A. STANGE, CFA. Ms. Stange is a portfolio manager and strategist for PGI. She is responsible for managing the government securities portfolios and the mortgage-backed securities (MBS) within the multi-sector portfolios. As a strategist, Ms. Stange is involved in the formulation of broad investment strategy, quantitative research and product development. Previously, she was co-portfolio manager for U.S. multi-sector portfolios. She joined the firm in 1989. Ms. Stange earned an MBA and a Bachelor's degree from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.

GWEN SWANGER, CFA. Ms. Swanger is a portfolio manager for PGI's global fixed income and inflation protection portfolios. She has managed global fixed income since 1997. She has been involved in international and U.S. investing for over fifteen years. In addition to managing the international bond portfolios, she has directed the international fixed income research effort overseeing sovereign credit analysis of developed, developing countries and emerging markets. Ms. Swanger joined the firm in 1989 as a private placement analyst. She earned an MBA in Finance, a Bachelor's degree from Drake University and is a Fellow of the Life Management Institute (FLMI). She has also earned the right to use the Chartered Financial Analyst designation.

TIMOTHY R. WARRICK, CFA. Mr. Warrick is a portfolio manager at PGI with responsibility for the corporate and U.S. multi-sector portfolios. He also serves as portfolio management team leader with responsibility for overseeing portfolio management function for all total return fixed income products. Prior to his portfolio management responsibilities with the firm, Mr. Warrick was a fixed income credit analyst and extensively involved in product development. He joined the firm in 1990. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He has earned the right to use the Chartered Financial Analyst designation.


Principal Investors Fund                       MANAGEMENT OF THE FUNDS       199
www.principal.com

              -----------------------------------------------------


SUB-ADVISOR:  Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life. Principal
              - REI's address is 801 Grand Avenue, Des Moines, IA 50392.



                                                     DAY-TO-DAY
          FUND                                       FUND MANAGEMENT
          ----                                       ---------------
          Real Estate Securities                     Kelly D. Rush


KELLY D. RUSH, CFA. As portfolio manager, Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal-REI, the dedicated real estate group of Principal. He has been managing the real estate stock portfolio since 1997. Previously, Mr. Rush participated in structuring commercial mortgage loans for public real estate companies and the analysis of real estate investment trust issued bonds. He has been with the real estate investment area of the firm since 1987. He earned an MBA in Business Administration and a Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.
              -----------------------------------------------------


SUB-ADVISOR:  Pyramis Global Advisors, LLC ("Pyramis") is the Sub-Advisor. Pyramis's
              address is 53 State Street, Boston, MA 02109.



                                                     DAY-TO-DAY
          FUND                                       FUND MANAGEMENT
          ----                                       ---------------
          Partners International                     Cesar Hernandez


CESAR E. HERNANDEZ, CFA. Mr. Hernandez is a Senior Vice President and Portfolio Manager at Pyramis. He developed the Select International discipline at Pyramis and has been responsible for managing Select International portfolios on behalf of institutional investors since the discipline's inception. Mr. Hernandez earned his B.S from the Universidad Simon Bolivar and his M.B.A from Babson College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society.
              -----------------------------------------------------


SUB-ADVISOR:  Spectrum Asset Management, Inc. ("Spectrum") is an indirect subsidiary of
              Principal Life, an affiliate of PGI and a member of the Principal Financial
              Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park,
              Stamford, CT 06905.


The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                                     DAY-TO-DAY
          FUND                                       FUND MANAGEMENT
          ----                                       ---------------
          Preferred Securities                       L. Phillip Jacoby
                                                     Bernard M. Sussman


L. PHILLIP JACOBY. Mr. Jacoby is Sr. Vice President and Portfolio Manager for Spectrum and chairman of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, he was a senior investment officer as USL Capital Corporation, a subsidiary of Ford Motor Corporate, and co-managed a $600 million preferred stock portfolio. He earned his BS in Finance from Boston University.


 200       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

BERNARD M. SUSSMAN. Mr. Sussman is Chief Investment Officer of Spectrum and Chair of its Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was a general partner and head of the Preferred Stock area of Goldman Sachs & Co. He was responsible for sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid (MIPS) market. He earned both an MBA in Finance and a Bachelor's degree in Industrial Relations from Cornell University.
              -----------------------------------------------------


SUB-ADVISOR:  T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over
              69 years of investment management experience. T. Rowe Price is located at
              100 East Pratt Street, Baltimore, MD 21202.



                                                     DAY-TO-DAY
          FUND                                       FUND MANAGEMENT
          ----                                       ---------------
          Partners LargeCap Blend                    Anna M. Dopkin
                                                     Richard T. Whitney
          Partners LargeCap Growth I                 Robert W. Sharps


ANNA M. DOPKIN, CFA. Ms. Dopkin is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Co-Director of U.S. Equity Research, and a member of the firm's Equity Steering Committee. Prior to joining T. Rowe Price in 1996, she worked at Goldman Sachs in its Mortgage Securities Department in New York and London. Ms. Dopkin earned a B.S., magna cum laude, from The Wharton School of the University of Pennsylvania. She has earned the right to use the Chartered Financial Analyst designation.

Ms. Dopkin serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, she, along with Mr. Whitney, is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Ms. Dopkin has ultimate accountability for the Fund.

ROBERT W. SHARPS, CFA, CPA. Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also the lead Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division and a member of the Equity Steering Committee. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.

RICHARD T. WHITNEY, CFA. Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Director of the firm's Quantitative Equity Group and member of the Equity Steering Committee and Brokerage Control Committee. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a B.S. and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.

Mr. Whitney serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he, along with Ms. Dopkin, is responsible for ensuring adherence to portfolio constraints and risk controls, as well as managing inter-analyst activity.


Principal Investors Fund                       MANAGEMENT OF THE FUNDS       201
www.principal.com

              -----------------------------------------------------


SUB-ADVISOR:  Turner Investment Partners, LLC ("Turner") was founded in 1990. Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.


The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                                     DAY-TO-DAY
          FUND                                       FUND MANAGEMENT
          ----                                       ---------------
          Partners MidCap Growth                     Tara R. Hedlund
                                                     Christopher K. McHugh
                                                     Jason D. Schrotberger


TARA R. HEDLUND, CFA, CPA. Ms. Hedlund joined Turner in 2000. Previously, she was an audit engagement senior at Arthur Andersen LLP. She has been in investment management since 1995. She earned a BBS in Accountancy from Villanova University. She has earned the right to use the Chartered Financial Analyst designation.

CHRISTOPHER K. MCHUGH. Mr. McHugh, Vice President and Senior Portfolio Manager, joined Turner in 1990. Prior to joining Turner, he was a performance specialist at Provident Capital Management. He earned a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University.

JASON D. SCHROTBERGER, CFA. Mr. Schrotberger joined Turner in 2001. Previously, he was an investment analyst at BlackRock Financial Management. He has been in investment management since 1994. He earned a BA in Economics from Denison University and an MBA in Finance from the University of Illinois. He has earned the right to use the Chartered Financial Analyst designation.
              -----------------------------------------------------


SUB-ADVISOR:  UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), a Delaware
              corporation located at One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG.


Investment decisions for the Partners LargeCap Value I Fund are made by investment management teams at UBS Global AM, including Thomas M. Cole, Thomas
J. Digenan, John C. Leonard and Scott C. Hazen. No member of the investment management team is primarily responsible for making recommendations for portfolio purchases.

The day-to-day portfolio management for the Partners SmallCap Growth II Fund is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                                     DAY-TO-DAY
          FUND                                       FUND MANAGEMENT
          ----                                       ---------------
          Partners LargeCap Value I                  Thomas M. Cole
                                                     Thomas J. Digenan
                                                     Scott C. Hazen
                                                     John C. Leonard
          Partners SmallCap Growth II                Paul A. Graham, Jr.
                                                     David N. Wabnik




 202       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

THOMAS M. COLE, CFA. Mr. Cole joined UBS Global AM in 1985. Mr. Cole is responsible for the direction and oversight of the research group of the North American Core Equities Team. He is actively involved in security analysis and the portfolio construction process. Mr. Cole's prior experience with the firm includes Senior Analyst (responsible for the retail, food, household and personal products, media, auto and auto parts sectors), managing the US Equity Trading Desk and serving as a Portfolio Manager in the US Fixed Income Group. He is a member of the CFA Institute and the Investment Analysts Society of Chicago. He received both his BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

THOMAS J. DIGENAN, CFA, CPA. Mr. Digenan joined UBS Global AM in 1993. Mr. Digenan participates in the analysis and development of US Equity portfolio. He is responsible for communicating the firm's equity strategy to clients and investment consultants. Mr. Digenan's prior experience with the firm includes President of mutual funds and relationship funds organization. Prior to joining the firm, Mr. Digenan was a senior manager in the tax department of KPMG Peat Marwick working exclusively in the investment services industry. Mr. Digenan is a member of the CFA Institute, the Investment Analysts Society of Chicago and the American Institute of Certified Public Accounts.

PAUL A. GRAHAM, JR., CFA. Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Head of Growth Investors and Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

SCOTT C. HAZEN, CFA. Mr. Hazen joined UBS Global AM in 1992 and participates in the analysis and development of U.S. Equity portfolios. Prior to joining the portfolio management team in 2004, Mr. Hazen served as a member of the firm's global investment team responsible for providing client service and relationship management to the firm's clients. He earned a BBA from the University of Notre Dame and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation and is a member of the Investment Analysts Society of Chicago.

JOHN C. LEONARD, CFA. Mr. Leonard joined UBS Global AM in 1991. Mr. Leonard is Head of North American Equities and is responsible for the development of sector and stock selection strategies within this market. In addition, he is the co-Head of Equities. Prior to joining UBS Global AM, he worked as an investment analyst at a real estate management company and as a financial advisor with two investment management firms. Mr. Leonard received his AB from Dartmouth College and his MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.

DAVID N. WABNIK. Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School.


Principal Investors Fund                       MANAGEMENT OF THE FUNDS       203
www.principal.com

              -----------------------------------------------------


SUB-ADVISOR:  Vaughan Nelson Investment Management, LP ("Vaughan Nelson") is located at
              600 Travis Street, Suite 6300, Houston, Texas 77002. Founded in 1970,
              Vaughan Nelson is a subsidiary of Natixis Global Asset Management, L.P.


The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                                     DAY-TO-DAY
          FUND                                       FUND MANAGEMENT
          ----                                       ---------------
          Partners SmallCap Value II                 Chris D. Wallis
                                                     Scott J. Weber


CHRIS D. WALLIS, CFA. Mr. Wallis, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1999. He received a B.B.A. fro Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis holds the designation of Chartered Financial Analyst and has over 15 years of investment/financial analysis and accounting experience.

SCOTT J. WEBER. Mr. Weber, a Portfolio Manager of Vaughan Nelson, joined the firm in 2003. Prior to joining Vaughan Nelson, he was a vice president from 2001 to 2003 and a senior associated from 2000 to 2001 of RBC Capital Markets. Mr. Weber received a B.S. from the University of the South and an M.B.A. from Tulane University. Mr. Weber holds the designation of Chartered Financial Analyst and has over 10 years of investment management and financial analysis experience.

              -----------------------------------------------------

DUTIES OF PRINCIPAL AND SUB-ADVISORS
Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Several of the Funds have multiple Sub-Advisors. For those Funds, Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.


 204       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

THE SUB-SUB-ADVISORS
Principal Global Investors, LLC ("PGI") has entered into sub-sub-advisory agreements for various Funds. Under these agreements, each sub-sub-advisor has agreed to assume the obligations of PGI for a certain portion of the Fund's assets. The sub-sub-advisor is paid a fee by PGI.

PGI is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum Asset Management, Inc. ("Spectrum"), and Post Advisory Group, LLC ("Post") each of which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund's portfolio are made by Spectrum and such decisions for a portion of the Ultra Short Bond Fund's portfolio are made by Post.

See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.
              -----------------------------------------------------


SUB-SUB-ADVISOR:  Post Advisory Group, LLC ("Post") is an affiliate of PGI and a member of the Principal Financial Group. Post was founded in April 1992. Its address is 11755 Wilshire Boulevard, Los Angeles, CA 90025.


LAWRENCE A. POST. Mr. Post is a chief executive officer and chief investment officer for Post. He has over 35 years experience in the investment business, including 25 years in the high yield bond market. Prior to founding Post Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. He earned an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.

ALLAN SCHWEITZER. Mr. Schweitzer is a Managing Director at Post. Prior to joining Post in 2000, he was a senior high yield analyst at Trust Company of the West ("TCW"). Prior to TCW, he was a high yield research analyst at Putnam Investments. Mr. Schweitzer earned a Bachelor's degree in Business Administration from Washington University at St. Louis and a Master's in Business Administration from the University of Chicago with a concentration in analytical finance and international economics.

              -----------------------------------------------------

FEES PAID TO PRINCIPAL
The Fund pays Principal a fee for its services, which includes any fee Principal pays to the Sub-Advisor. The fee each Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2006 was:


Bond & Mortgage
  Securities              0.53%
Disciplined LargeCap
  Blend                   0.59%
Diversified
  International           0.90%
Government & High
  Quality Bond            0.40%
High Quality
  Intermediate-Term
  Bond                    0.40%
Inflation Protection      0.40%
International Emerging
  Markets                 1.35%(1)
International Growth      0.99%
LargeCap Growth           0.54%(2)
LargeCap S&P 500 Index    0.15%
LargeCap Value            0.45%
MidCap Blend              0.64%
MidCap Growth             0.65%
MidCap S&P 400 Index      0.15%
MidCap Value              0.65%
Money Market              0.40%
Partners Global Equity    0.95%
Partners MidCap Growth
  II                      1.00%
Partners MidCap Value
  I                       1.00%
Partners SmallCap
  Blend                   1.00%
Partners SmallCap
  Growth I                1.10%
Partners SmallCap
  Growth II               1.00%
Partners SmallCap
  Growth III              1.10%
Partners SmallCap
  Value                   1.00%
Partners SmallCap
  Value I                 1.00%
Partners SmallCap
  Value II                1.00%
Preferred Securities      0.75%
Principal LifeTime
  2010                  0.1225%
Principal LifeTime
  2015                     N/A
Principal LifeTime
  2020                  0.1225%
Principal LifeTime
  2025                     N/A
Principal LifeTime
  2030                  0.1225%
Principal LifeTime
  2035                     N/A
Principal LifeTime
  2040                  0.1225%
Principal LifeTime
  2045                     N/A
Principal LifeTime
  2050                  0.1225%

Principal Investors Fund                       MANAGEMENT OF THE FUNDS       205
www.principal.com

Principal LifeTime
  2055                     N/A
Principal LifeTime
  Strategic Income      0.1225%
Real Estate Securities    0.84%
Partners International    1.09%
Partners LargeCap
  Blend                   0.74%
Partners LargeCap
  Blend I                 0.45%
Partners LargeCap
  Growth                  1.00%
Partners LargeCap
  Growth I                0.74%
Partners LargeCap
  Growth II               0.99%
Partners LargeCap
  Value                   0.77%
Partners LargeCap
  Value I                 0.80%
Partners LargeCap
  Value II                0.85%
Partners MidCap Growth    1.00%
Partners MidCap Growth
  I                       1.00%
Partners MidCap Value     1.00%
SAM Balanced               N/A(3)
SAM Conservative
  Balanced                 N/A(3)
SAM Conservative
  Growth                   N/A(3)
SAM Flexible Income        N/A(3)
SAM Strategic Growth       N/A(3)
Short-Term Bond           0.40%
SmallCap Blend            0.75%
SmallCap Growth           0.75%
SmallCap S&P 600 Index    0.15%
SmallCap Value            0.75%
Ultra Short Bond          0.40%



 (1) The Fund's management fees have decreased effective October 1, 2006.

                                                   FIRST $500   NEXT $500   NEXT $500   OVER $1.5
                       FUND                          MILLION     MILLION     MILLION     BILLION
                       ----                        ----------   ---------   ---------   ---------
International Emerging Markets                        1.20%        1.18%       1.16%       1.15%



 (2) The Fund's management fees have increased effective January 16, 2007.

                                               FIRST $500   NEXT $500   NEXT $1   NEXT $1   OVER $3
                     FUND                        MILLION     MILLION    BILLION   BILLION   BILLION
                     ----                      ----------   ---------   -------   -------   -------
LargeCap Growth                                   0.68%        0.65%      0.62%     0.58%     0.55%



 (3) Each of the Funds in the table below pays a fee to Principal (as a percentage of the average daily net assets) as shown.

                                    FIRST $500   NEXT $500   NEXT $1   NEXT $1   NEXT $1   NEXT $1   OVER $5
               FUND                   MILLION     MILLION    BILLION   BILLION   BILLION   BILLION   BILLION
               ----                 ----------   ---------   -------   -------   -------   -------   -------
SAM Balanced Portfolio*                0.55%        0.50%      0.45%     0.40%     0.35%     0.30%     0.25%
SAM Conservative Balanced
  Portfolio*                           0.55         0.50       0.45      0.40      0.35      0.30      0.25
SAM Conservative Growth Portfolio*     0.55         0.50       0.45      0.40      0.35      0.30      0.25
SAM Flexible Income Portfolio*         0.55         0.50       0.45      0.40      0.35      0.30      0.25
SAM Strategic Growth Portfolio*        0.55         0.50       0.45      0.40      0.35      0.30      0.25
* Breakpoints based on aggregate SAM Portfolio net assets


A discussion regarding the basis for the Board of Directors approving the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2006 and in the annual report to shareholders for the fiscal year ended October 31, 2006.

The Fund and Principal, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may:
- hire one or more Sub-Advisors;
- change Sub-Advisors; and
- reallocate management fees between itself and Sub-Advisors.

Principal will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.


 206       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

PRICING OF FUND SHARES

Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading, generally New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in good order by us at our transaction processing center in Canton, Massachusetts. In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):
  - on a day that the NYSE is open and
  - prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For all Funds, except the Money Market Fund, the share price is calculated by:
- taking the current market value of the total assets of the Fund
- subtracting liabilities of the Fund
- dividing the remainder proportionately into the classes of the Fund
- subtracting the liability of each class
- dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.

NOTES:
- If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
- A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund's NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.


Principal Investors Fund                        PRICING OF FUND SHARES       207
www.principal.com

 The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

- Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Shares may be purchased:
- via the internet.
  - standard method of accepting data for plans with fewer than 1,000 current and terminated (within the last five years) members.
  - available 7 days a week (7 a.m. to 9 p.m. Central Time).
- using a modem.
  - plan contributions transferred electronically.
  - standard method of accepting data for plans with more than 1,000 current and terminated (within the last five years) members.
  - available 24 hours a day, 7 days a week.

To eliminate the need for safekeeping, the Funds will not issue certificates for shares. The Funds may periodically close to new purchases of shares or refuse any order to buy shares if Principal determines that doing so would be in the best interests of the Fund and its shareholders.

Effective the close of business on September 1, 2007, the SmallCap Blend Fund (the "fund") closed to new investors. With limited exceptions, those who were fund shareholders on September 1, 2007 may, however, continue to purchase shares in fund accounts in existence at that time. Principal may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.

REDEMPTION OF FUND SHARES

Subject to any restrictions imposed by a plan, shares may be sold back to the Fund any day the NYSE is open. For more information about how to sell shares of the Fund, including any charges that a plan may impose, please consult the plan.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

DISTRIBUTIONS IN KIND. Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

REDEMPTION FEES. The Fund board of directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in "Exchange of Fund Shares."


 208       PURCHASE OF FUND SHARES                      Principal Investors Fund
                                                                  1-800-222-5852

EXCHANGE OF FUND SHARES

An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. A shareholder, including a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange Fund shares under certain circumstances. In addition to any restrictions an intermediary or an employee benefit plan imposes, Fund shares may be exchanged, without charge, for shares of any other Fund of Principal Investors Fund, provided that:
- the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund,
- the share class of such other Fund is available through the plan, and
- the share class of such other Fund is available in the shareholder's state of residence.

All exchanges completed on the same day are considered a single exchange for purposes of this exchange limitation. In addition, the Fund will reject an order to purchase shares of any Fund, except shares of the Money Market Fund, if the shareholder redeemed shares from that Fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions.

If Fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange restriction described above, Fund management may waive this restriction in lieu of the exchange limitation that the intermediary is able to impose if, in management's judgment, such limitation is reasonably likely to prevent excessive trading in Fund shares. In order to prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or Principal believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

Frequent purchases and redemptions pose a risk to the Funds because they may:
- Disrupt the management of the Funds by:
  - forcing the Funds to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund; and
  - causing unplanned portfolio turnover;
- Hurt the portfolio performance of the Funds; and
- Increase expenses of the Funds due to:
  - increased broker-dealer commissions and
  - increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.

The Funds have adopted procedures to "fair value" foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds may be negatively impacted and may cause investors to suffer the harms described. The potential negative impact and harms of undetected excessive trading in shares of the underlying Funds in which the Principal LifeTime Funds or Strategic Asset Management Funds invest could flow through to the Principal LifeTime Funds and Strategic Asset Management Funds as they would for any Fund shareholder. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may negatively impact the Funds.


Principal Investors Fund                       EXCHANGE OF FUND SHARES       209
www.principal.com

The Funds have adopted an exchange frequency restriction, described above in "Exchange of Fund Shares" to limit excessive trading in fund shares.

DIVIDENDS AND DISTRIBUTIONS

The Funds pay their net investment income to shareholders of record on the business day prior to the payment date.

The payment schedule is as follows:
- The Preferred Securities Fund pays its net investment income on a monthly basis. The payment date is the last business day of each month. The Preferred Securities Fund previously paid its net investment income on a quarterly basis; the last quarterly payment will occur on the last business day of September 2007. Monthly payments for the Preferred Securities Fund will take place on the last business day of each month following that.
- The SAM Flexible Income, SAM Conservative Balanced, and SAM Balanced Portfolios and the Real Estate Securities Fund each pay their net investment income on a quarterly basis. The payment date is the last business day of March, June, September, and December.
- The other funds (except Bond & Mortgage Securities, Government & High Quality Bond, Inflation Protection, Money Market, Short-Term Bond, and Ultra Short
  Bond) pay their net investment income on an annual basis. The payment date is the last business day of the year. The SAM Conservative Growth Portfolio previously paid its net investment income on a quarterly basis. Annual payments for the SAM Conservative Growth Portfolio will commence on the last business day of December 2007. The Bond & Mortgage Securities, Government & High Quality Bond, Inflation Protection, and Short-Term Bond Funds previously paid their net investment income on a monthly basis. This change is effective October 1, 2007.

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

Dividend and capital gain distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund.

The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

The Bond & Mortgage Securities, Government & High Quality Bond, Inflation Protection, Short-Term Bond, and Ultra Short Bond Funds declare dividends of all their daily net investment income each day their shares are priced. Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income,expenses, and shareholder activity may differ from estimates, consequently, differences, if any, will be included in the calculation of subsequent dividends. On the last business day of each month (or the previous business day) the Funds will pay out their accumulated declared dividends.

To the extent that distributions paid by the Funds are comprised of something other than income or capital gains, such as a return of capital, a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com http://www.principalfunds.com/. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and should not be reported for tax purposes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.


 210       DIVIDENDS AND DISTRIBUTIONS                  Principal Investors Fund
                                                                  1-800-222-5852

FUND ACCOUNT INFORMATION

STATEMENTS
Statements are sent each calendar quarter. The statements provide the number and value of shares owned by the plan, transactions during the quarter, dividends declared or paid, and other information.

This information may also be accessed by accessing www.principal.com.

ORDERS PLACED BY INTERMEDIARIES
Principal Investors Fund may have an agreement with your intermediary, such as a broker-dealer, third party administrator, or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries ("sub-designees") to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next NAV it computes after your intermediary or sub-designee received your order. NOTE: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the New York Stock Exchange closes at a time other than 3 p.m. Central Time.

MINIMUM ACCOUNT BALANCE
The Principal Investors Fund reserves the right to set a minimum and redeem all shares in the Fund if the value of a plan's investments in the Fund is less than the minimum. Principal Investors Fund has set the minimum at $2.5 million. The redemption proceeds would then be sent according to the directions of the appropriate plan fiduciary. If the Fund exercises this right, the plan sponsor will be notified that the redemption is going to be made. The plan will have 30 days to make an additional investment and bring plan assets up to the required minimum. The Fund reserves the right to change the minimum.

RESERVATION OF RIGHTS
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share classes described herein. Shareholders will be notified of any such action to the extent required by law.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

PROCEDURES FOR OPENING AN ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identify within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.

FINANCIAL STATEMENTS
Plans will receive annual financial statements for the Funds, audited by the Funds' independent registered public accounting firm, Ernst & Young LLP. Plans will also receive a semiannual financial statement that is unaudited.


Principal Investors Fund                      FUND ACCOUNT INFORMATION       211
www.principal.com

PORTFOLIO HOLDINGS INFORMATION

The Fund will publish month-end portfolio holdings information for the Funds described in this Prospectus on the principal.com website and the PrincipalFunds.com website on the last business day of the following month. The information will include all of each Fund's holdings, and may include information regarding the top ten holdings as well. The information will remain on the website until the Fund files portfolio holding information with the SEC for a period that includes the date on which the holdings are published on the websites. Also, from time to time, information relating to the impact of specific events, such as national disasters, corporate debt defaults, or similar events, on a Fund's portfolio will be published on the website. In addition, composite portfolio holdings information for the Money Market Fund is published each week as of the prior week on the principalglobal.com website.

Third parties who need portfolio holdings information to provide services to the Funds may be provided such information prior to its posting on the website, solely for legitimate business purposes and subject to confidentiality agreements. A description of the Funds' policies and procedures with respect to the disclosure of the portfolio securities is available in the Funds' Statement of Additional Information.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions).

The financial statements for the Fund were audited by Ernst & Young LLP, whose report, along with the financial statements, is included in the most recent annual report for the Fund. To receive a copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-547-7754.

THE FINANCIAL HIGHLIGHTS WILL BE ADDED BY AMENDMENT



 212       PORTFOLIO HOLDINGS INFORMATION               Principal Investors Fund
                                                                  1-800-222-5852

ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated February 29, 2008, which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Statement of Additional Information and the Fund's annual and semi annual reports can be obtained free of charge by writing Principal Investors Fund, P.O. Box 8024, Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semi annual reports available, free of charge, on our website. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-547-7754.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

                Principal Investors Fund, Inc. SEC File 811-07572


Principal Investors Fund                        ADDITIONAL INFORMATION       213
www.principal.com

APPENDIX A

SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. Factors that may adversely affect a particular Fund as a whole are called "principal risks." The principal risks of investing in the Funds are stated above as to each Fund in the Fund's description. Each of these risks is summarized below. The first four risks described below - credit and counterparty risk, liquidity risk, management risk, and market risk - apply to all the Funds. The remaining risks apply to certain of the Funds as described previously. Additional information about the Funds, their investments, and the related risks is located under "Certain Investment Strategies and Related Risks" and in the Statement of Additional Information.

RISKS COMMON TO ALL OF THE FUNDS

CREDIT AND COUNTERPARTY RISK
Each of the funds is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

LIQUIDITY RISK
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGEMENT RISK
Each of the funds is actively managed by its investment advisor or sub-advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub-advisor(s) to make investment decisions that are suited to achieving the fund's investment objective. If the advisor's or sub-advisor(s)' strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

MARKET RISK
The value of a fund's portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

ADDITIONAL RISKS APPLICABLE TO CERTAIN FUNDS

ACTIVE TRADING RISK
A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund's brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

DERIVATIVES RISK
Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund's use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.


 214       APPENDIX A                                   Principal Investors Fund
                                                                  1-800-222-5852

EMERGING MARKET RISK
Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

EQUITY SECURITIES RISK
Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

EURODOLLAR AND YANKEE OBLIGATIONS RISK
Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that a foreign government will not let U.S. dollar-denominated assets leave the country, the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and adverse political or economic developments will affect investments in a foreign country.

EXCHANGE RATE RISK
Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds' foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

FIXED-INCOME SECURITIES RISK
Fixed-income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

FOREIGN SECURITIES RISK
Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund's investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

GEOGRAPHIC CONCENTRATION RISK
Funds that invest significant portions of their assets in concentrated geographic areas such as a particular state or region of the U.S. have more exposure to local or regional economic risks than funds that invest more broadly.


Principal Investors Fund                                    APPENDIX A       215
www.principal.com

GROWTH STOCK RISK
Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A fund's strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

HIGH YIELD SECURITIES RISK
Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." While these securities generally provide greater income potential than investments in higher rated fixed-income securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt. High yield securities generally involve greater price volatility and may be less liquid than higher rated fixed-income securities. High yield securities are considered speculative by the major credit rating agencies.

INITIAL PUBLIC OFFERINGS ("IPOS") RISK
There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

INVESTMENT COMPANY SECURITIES RISK
Certain funds invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including investment advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities.

MARKET SEGMENT RISK
Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:
  - MidCap: A fund's strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.
  - LargeCap: A fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.
  - SmallCap: A fund's strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

MID CAP STOCK RISK
Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

MUNICIPAL SECURITIES RISK
Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of funds investing in such securities. Funds that invest in municipal securities are also subject to the risk that some or all of the interest they receive from such securities might become taxable by law or determined by the Internal Revenue Service (or the relevant state's tax authority) to be taxable, in which event the value of such funds' investments would likely decline.


 216       APPENDIX A                                   Principal Investors Fund
                                                                  1-800-222-5852

NON-DIVERSIFICATION RISK
A fund that is non-diversified may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect the fund's performance.

PORTFOLIO DURATION RISK
Portfolio duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

PREPAYMENT RISK
Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

REAL ESTATE SECURITIES RISK
Real estate investment trusts ("REITs") or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependent on management skills and generally are not diversified. Equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage
REITs:
- may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
- may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments);
- are subject to cash flow dependency and defaults by borrowers; and
- could fail to qualify for tax-free pass-through of income under the Internal Revenue Code.

SECTOR RISK
When a fund's investments are concentrated in a particular industry or sector of the economy (e.g., real estate, technology, financial services), they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. Funds concentrating in a particular industry sector tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. A fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting that industry or sector.

SMALL COMPANY RISK
Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

SECURITIES LENDING
The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.


Principal Investors Fund                                    APPENDIX A       217
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

UNDERLYING FUND RISK
The Principal LifeTime Funds and the Strategic Asset Management ("SAM") Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expenses for that fund.

Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub-Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2006.

                            PRINCIPAL LIFETIME FUNDS

                                                                                            PRINCIPAL
                                     PRINCIPAL  PRINCIPAL  PRINCIPAL  PRINCIPAL  PRINCIPAL   LIFETIME
                                      LIFETIME   LIFETIME   LIFETIME   LIFETIME   LIFETIME  STRATEGIC
          UNDERLYING FUND               2010       2020       2030       2040       2050      INCOME   TOTAL
          ---------------            ---------  ---------  ---------  ---------  ---------  ---------  -----
Bond & Mortgage Securities             16.87%     23.70%     13.86%      4.38%      1.11%      7.61%   67.54%
Disciplined LargeCap Blend             10.16      27.92      25.91      12.99       6.55       1.96    85.49
Inflation Protection                    7.23                                                   4.32    11.55
International Emerging Markets          2.21       5.82       5.67       2.45       1.12               17.28
International Growth                    5.01      14.89      15.65       7.46       4.00       1.17    48.18
Large Cap Growth                        4.66      11.72      11.69       6.35       3.12       0.99    38.53
LargeCap Value                          4.38      11.09      11.32       6.21       2.92       0.94    36.85
Partners International                  1.55       3.26       3.18       1.68       0.81       0.27    10.75
Partners LargeCap Blend I               3.30      10.50       8.72       4.39       2.17       0.76    29.84
Partners LargeCap Growth I              1.13       2.17       2.42       1.46       0.66       0.20     8.05
Partners LargeCap Growth II             3.54       9.07       9.05       4.97       2.36       0.68    29.68
Partners LargeCap Value                 2.08       5.03       5.06       2.71       1.38       0.44    16.69
Partners LargeCap Value I               1.40       3.31       3.33       1.62       0.80               10.45
Partners MidCap Growth                             1.75       2.18       1.10       0.61                5.64
Partners MidCap Value I                            1.12       1.39       0.70       0.39                3.60
Partners SmallCap Growth I                                    6.45       4.66       2.60               13.71
Partners SmallCap Growth III            2.36      13.51      13.60       7.71       4.14               41.33
Partners SmallCap Value I                                     1.74       1.26       0.78                3.78
Preferred Securities                   16.04      29.94      16.44       4.98       1.51       6.60    75.51
Real Estate Securities                  6.82      12.50       8.56       2.68       0.66       2.04    33.26
SmallCap S&P 600 Index                 10.03      11.45       9.11       5.08       2.22       2.22    40.11
SmallCap Value                          2.66      14.16      14.47       8.18       4.41               43.89
Ultra Short Bond                       31.81                                                  30.57    62.38




 218       APPENDIX A                                   Principal Investors Fund
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The following table shows the percentage of the outstanding shares of the
Underlying Funds owned by the SAM Portfolios as of October 31, 2006.

                    STRATEGIC ASSET MANAGEMENT PORTFOLIOS(1)

                                              FLEXIBLE  CONSERVATIVE            CONSERVATIVE  STRATEGIC
                  UNDERLYING FUND              INCOME     BALANCED    BALANCED     GROWTH       GROWTH   TOTAL
                  ---------------             --------  ------------  --------  ------------  ---------  -----
      REIT Fund                                  1.87%       2.85%      30.86%      33.32%      20.35%   91.71%
      Equity Income Fund                         1.05        1.56       15.06       16.28       10.55    44.50
      Growth & Income Fund                       2.29        2.25       24.33       26.28       17.08    72.22
      West Coast Equity Fund                     0.58        1.33       14.44       15.36       10.65    43.28
      Mid Cap Stock Fund                         2.53        2.25       24.25       25.51       19.09    74.89
      Growth Fund                                2.65        2.68       30.98       31.32       22.45    90.07
      Small Cap Value Fund                       3.17        2.57       31.01       34.95       22.92    98.56
      Small Cap Growth Fund                      2.40        1.87       22.60       25.71       16.91    72.61
      International Growth Fund                              2.85       31.54       31.83       22.33    88.85
      Short Term Income Fund                    42.88       15.20       18.55                            58.08
      U.S. Government Securities Fund           15.77        9.88       46.79       16.36                58.36
      Income Fund                               17.72        9.47       39.71       12.24                51.67
      WM High Yield Fund                         4.97        3.25       18.66        8.43        8.25    33.34



 (1) Each of the Strategic Asset Management Portfolios and each of the underlying funds in the table below began operations on January 12, 2007. Each is a successor fund to a portfolio managed by WM Advisors prior to that date.

One or more of the SAM Portfolios intend to invest in the Diversified International, Disciplined LargeCap Blend, Equity Income I, LargeCap Growth, SmallCap Growth, and SmallCap Value Funds, and may acquire a significant percentage of the underlying funds' outstanding shares revised based on new allocations.

U.S. GOVERNMENT SECURITIES RISK
U.S. government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of a fund's securities do not affect interest income on securities already held by the fund but are reflected in the fund's price per share. Since the magnitude of these fluctuations generally is greater at times when a fund's average maturity is longer, under certain market conditions a fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

U.S. GOVERNMENT SPONSORED SECURITIES RISK
A fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

VALUE STOCK RISK
A fund's investments in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. A fund's strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.


Principal Investors Fund                                    APPENDIX A       219
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

APPENDIX B

DEFINITIONS OF THE INDICES REFERENCED IN THIS PROSPECTUS

The performance tables included in the prospectus provide performance information of various indices. These indices are described in this appendix. An investment cannot be made directly in the indices and the indices' performance figures do not include any commissions or sales charges that would be paid by investors purchasing the securities represented by the indices.

6 MONTH LIBOR (LONDON INTERBANK OFFERED RATE) INDEX is an average of the interest rate of U.S. dollar deposits, known as Eurodollars, of a stated maturity.

CITIGROUP BROAD MARKET (BMI) GLOBAL EX-US INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of US $100 million and above.

CITIGROUP WORLD EX-US BROAD MARKET (BMI) GROWTH INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with growth characteristics and an available free float market cap of US $100 million and above.

LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities
(MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA, and FHLMC.

LEHMAN BROTHERS 1-3 GOVERNMENT/CREDIT BOND INDEX represents a combination of the Government and Corporate Bond indices with maturities between one and three years.

LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.

LEHMAN BROTHERS U.S. TREASURY BELLWETHERS 3 MONTH INDEX is composed of public obligations of the U.S. Treasury with a maturity of three months.

LEHMAN BROTHERS U.S. TREASURY TIPS (TREASURY INFLATION PROTECTION SECURITIES) INDEX is an unmanaged index of inflation-protected U.S. Treasury securities that will mature in one year or longer.

MERRILL LYNCH PREFERRED HYBRID INDEX is an unmanaged index of investment grade, exchange-traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD INDEX (ACWI) EX-US is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the US.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA, AND FAR
EAST) INDEX is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is an unmanaged index that measures the stock returns of companies in 26 developing countries.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) US REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD EX US GROWTH INDEX measures global developed market equity performance of growth securities outside of the United States. It is comprised of half the securities in the MSCI

 220       APPENDIX B                                   Principal Investors Fund
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

World ex U.S. Index, with half of the market capitalization of each country index in the Growth Index (the other half is in the Value Index).

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.

MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY AVERAGE is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.

MORNINGSTAR FOREIGN LARGE BLEND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.

MORNINGSTAR FOREIGN LARGE GROWTH CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.

MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.

MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY AVERAGE is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.

MORNINGSTAR LARGE BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

MORNINGSTAR LARGE GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.

MORNINGSTAR LARGE VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more stable stock prices.

MORNINGSTAR LONG-TERM GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations of greater than or equal to 10 years.

MORNINGSTAR MID-CAP BLEND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

MORNINGSTAR MID-CAP GROWTH CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.

MORNINGSTAR MID-CAP VALUE CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.

MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.

MORNINGSTAR SHORT-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates,

Principal Investors Fund                                    APPENDIX B       221
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

and on rare occasions, even more speculative high-yield and emerging markets debt which have durations between 1 and 3.5 years.

MORNINGSTAR SMALL BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.

MORNINGSTAR SMALL GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.

MORNINGSTAR SMALL VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.

MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.

MORNINGSTAR TARGET DATE CATEGORY AVERAGE portfolios provide diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. These portfolios get more conservative as the goal date approaches by investing more in bonds and cash. Investment managers structure these portfolios differently; two funds with the same goal year may have different allocations to equities and therefore different levels of return and risk.

MORNINGSTAR ULTRA-SHORT BOND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of bond mutual funds that invest primarily in investment-grade U.S. fixed-income issues and have durations of less than one year.

MORNINGSTAR WORLD STOCK CATEGORY AVERAGE invests the majority of its assets in the U.S., Europe, and Japan, with the remainder divided among the globe's smaller markets. These portfolios typically have 20%-60% of assets in U.S. stocks.

RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.

RUSSELL 1000 VALUE INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.

RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.

RUSSELL 2000 INDEX is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.

RUSSELL 2000 VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2500 GROWTH INDEX is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Growth Index with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 3000 INDEX is an unmanaged index that is the combination of Russell 1000 Index and the Russell 2000 Index.

RUSSELL MIDCAP GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.

RUSSELL MIDCAP INDEX is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.

RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.


 222       APPENDIX B                                   Principal Investors Fund
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

S&P 500 STOCK INDEX (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility, and transportation companies.

S&P MIDCAP 400 INDEX is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.

S&P SMALLCAP 600 INDEX is an unmanaged index that consists of 600 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.


Principal Investors Fund                                    APPENDIX B       223
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

APPENDIX C

RELATED PERFORMANCE OF THE SUB-ADVISORS
The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund. If actual Fund performance is available, sub-advisor composite performance is not displayed.

On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses of the Principal Investors Fund, Inc., performance numbers shown would differ. Although the Principal Investors Fund, Inc. and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that the Principal Investors Fund, Inc. will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charge, expenses, asset sizes and cash flows between the Fund and its Related Accounts.

Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.

Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.

The following pages contain information on the historical performance of each of the Fund's Plan Class shares. The date that each class was first offered for sale is shown. Except for the Inflation Protection, Partners Global Equity, Partners LargeCap Value II, Partners MidCap Growth II, Money Market and Ultra Short Funds, for periods prior to the date on which the Advisors Signature Class was first offered, its historical performance is based on the performance of the Fund's oldest class of shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for periods prior to the effective date of the Advisors Signature Class) that is no higher than the historical performance of the applicable Class shares. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Life of Fund results for the Bond & Mortgage Securities, Diversified International, Government & High Quality Bond, High Quality Intermediate-Term Bond, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Partners LargeCap Blend I, Partners MidCap Growth, Real Estate Securities, Short-Term Bond, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index and SmallCap Value Funds are measured from the date the Advisors Preferred Class shares were first sold. Life of Fund results for the other Funds are measured from the date the Institutional Class shares were first sold.

The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


 224       APPENDIX C                                   Principal Investors Fund
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

On January 12, 2007, under a Plan of Reorganization, the following funds were merged into newly organized Principal Investors Funds which were organized for the purpose of receiving the assets of the WM Funds at the time of merger:
Strategic Asset Management Balanced Portfolio, Strategic Asset Management Conservative Balanced Portfolio, Strategic Asset Management Conservative Growth Portfolio, Strategic Asset Management Flexible Income Portfolio, and Strategic Asset Management Strategic Income Portfolio.

In each of these cases, the performance of the older WM Fund will serve as the historical performance record for the new Principal Investors Fund post-merger.

Current performance may be lower or higher than the performance data shown. For more performance information, including most recent month-end performance, visit our website at www.principal.com and click on rates and values.


Principal Investors Fund                                    APPENDIX C       225
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

                         PRINCIPAL INVESTORS FUND, INC.

                                 CLASS J SHARES

                The date of this Prospectus is February 29, 2008.

 As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                                TABLE OF CONTENTS


Risk/Return Summary..............................................................    4
Balanced/Asset Allocation Funds
  Strategic Asset Management ("SAM") Portfolios..................................    7
     Flexible Income Portfolio...................................................   10
     Conservative Balanced Portfolio.............................................   11
     Balanced Portfolio..........................................................   13
     Conservative Growth Portfolio...............................................   14
     Strategic Growth Portfolio..................................................   15
     SAM Portfolio Underlying Funds..............................................   18
  Principal LifeTime Funds.......................................................   21
     Principal LifeTime Strategic Income Fund....................................   23
     Principal LifeTime 2010 Fund................................................   24
     Principal LifeTime 2020 Fund................................................   25
     Principal LifeTime 2030 Fund................................................   26
     Principal LifeTime 2040 Fund................................................   27
     Principal LifeTime 2050 Fund................................................   28
LargeCap US Equity Funds
  Partners LargeCap Blend Fund...................................................   31
  Partners LargeCap Blend Fund I.................................................   34
  LargeCap Growth Fund...........................................................   36
  Partners LargeCap Growth Fund I................................................   39
  Partners LargeCap Growth Fund II...............................................   42
  LargeCap S&P 500 Index Fund....................................................   45
  LargeCap Value Fund............................................................   48
  Partners LargeCap Value Fund...................................................   51
Small/MidCap US Equity Funds
  MidCap Blend Fund..............................................................   54
  MidCap Growth Fund.............................................................   57
  Partners MidCap Growth Fund....................................................   60
  MidCap S&P 400 Index Fund......................................................   63
  MidCap Value Fund..............................................................   66
  Partners MidCap Value Fund.....................................................   69
  Real Estate Securities Fund....................................................   72
  SmallCap Blend Fund............................................................   75
  SmallCap Growth Fund...........................................................   78
  Partners SmallCap Growth Fund I................................................   81
  Partners SmallCap Growth Fund II...............................................   84
  SmallCap S&P 600 Index Fund....................................................   87

 2       RISK/RETURN SUMMARY                            Principal Investors Fund
                                                                  1-800-222-5852

  SmallCap Value Fund............................................................   90
  Partners SmallCap Value Fund...................................................   93
International Equity Funds
  Diversified International Fund.................................................   96
  International Growth Fund......................................................   99
  International Emerging Markets Fund............................................  102
Fixed Income Funds
  Bond & Mortgage Securities Fund................................................  105
  Government & High Quality Bond Fund............................................  108
  High Quality Intermediate-Term Bond Fund.......................................  111
  Inflation Protection Fund......................................................  114
  Preferred Securities Fund......................................................  117
Short-Term Fixed Income Funds
  Short-Term Bond Fund...........................................................  120
  Ultra Short Bond Fund..........................................................  123
  Money Market Fund..............................................................  126
The Costs of Investing...........................................................  129
Distribution Plans and Intermediary Compensation.................................  130
Certain Investment Strategies and Related Risks..................................  131
Management of the Funds..........................................................  138
Pricing of Fund Shares...........................................................  157
Purchase of Fund Shares..........................................................  158
Redemption of Fund Shares........................................................  159
Exchange of Fund Shares..........................................................  161
Frequent Purchases and Redemptions...............................................  163
Dividends and Distributions......................................................  164
Fund Account Information.........................................................  165
Portfolio Holdings Information...................................................  167
Financial Highlights.............................................................  167
Additional Information...........................................................  168
Appendix A - Summary of Principal Risks..........................................  169
Appendix B - Definitions of the Indices Referenced in this Prospectus............  176




Principal Investors Fund                             RISK/RETURN SUMMARY       3
www.principal.com

RISK/RETURN SUMMARY

Principal Investors Fund, Inc. (the "Fund" or "PIF") is comprised of seventy-two investment portfolios, forty-four of which (together, the "Funds") are offered through this prospectus. Principal Investors Fund has hired Principal Management Corporation* ("Principal") to provide investment advisory, and other services to each of the Funds. Principal, as the manager of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund. Princor Financial Services Corporation* is the Distributor.

Princor Financial Services Corporation ("Distributor") is the Fund's principal underwriter for Class J shares of Principal Investors Fund.

Principal has selected a Sub-Advisor or Sub-Advisors for each Fund based on the Sub-Advisors' experience with the investment strategy for which it was selected. The Sub-Advisors and the Funds each sub-advises are:

      SUB-ADVISOR                                       FUND(S)
      -----------                                       -------

      AllianceBernstein Investment Research and         Partners LargeCap Value
        Management                                      Partners SmallCap Growth I

      American Century Investment Management, Inc.      Partners LargeCap Growth II

      Ark Asset Management Co., Inc.                    Partners SmallCap Value

      Barrow, Hanley, Mewhinney & Strauss, Inc.         MidCap Value

      Columbus Circle Investors*                        LargeCap Growth
                                                        MidCap Growth

      Edge Asset Management, Inc.*                      Strategic Asset Management
                                                        Portfolios

      Emerald Advisers, Inc.                            Partners SmallCap Growth II

      Essex Investment Management Company, LLC          Partners SmallCap Growth II

      Goldman Sachs Asset Management LP                 Partners LargeCap Blend I

      Jacobs Levy Equity Management, Inc.               Partners MidCap Value

      Los Angeles Capital Management and Equity         Partners SmallCap Value
        Research, Inc.

      Neuberger Berman Management Inc.                  Partners MidCap Value

      Principal Global Investors, LLC*                  Bond & Mortgage Securities
                                                        Diversified International
                                                        Government & High Quality Bond
                                                        High Quality Intermediate-Term Bond
                                                        Inflation Protection
                                                        International Emerging Markets
                                                        International Growth
                                                        LargeCap S&P 500 Index
                                                        LargeCap Value
                                                        MidCap Blend
                                                        MidCap S&P 400 Index
                                                        MidCap Value
                                                        Money Market
                                                        Principal LifeTime Funds
                                                        Short-Term Bond
                                                        SmallCap Blend
                                                        SmallCap Growth
                                                        SmallCap S&P 600 Index
                                                        SmallCap Value
                                                        Ultra Short Bond

      Principal Real Estate Investors, LLC*             Real Estate Securities

      Spectrum Asset Management, Inc.*                  Preferred Securities

 4       RISK/RETURN SUMMARY                            Principal Investors Fund
                                                                  1-800-222-5852

      SUB-ADVISOR                                       FUND(S)
      -----------                                       -------

      T. Rowe Price Associates, Inc.                    Partners LargeCap Blend
                                                        Partners LargeCap Growth I

      Turner Investment Partners, Inc.                  Partners MidCap Growth

      UBS Global Asset Management (Americas) Inc.       Partners SmallCap Growth II



 * Principal Management Corporation; Columbus Circle Investors; Edge Asset Management, Inc.; Principal Global Investors, LLC; Principal Real Estate Investors, LLC; Princor, the Distributor; and Spectrum Asset Management, Inc. are affiliates of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group(R).

Pursuant to an Agreement and Plan of Reorganization with WM Strategic Asset Management Portfolios, LLC (the "SAM Portfolios"), Principal Investors Fund acquired substantially all the assets of each of the SAM Portfolios effective January 12, 2007 (the "Reorganization Date") (the "WM Reorganization"). WM Advisors had served as the investment adviser to the SAM Portfolios. The Principal Investors Fund SAM Portfolios commenced operations on the effective date of the WM Reorganization by succeeding to the operations of predecessor SAM Portfolios.

CLASS J SHARES
Class J shares of each of these Funds are available through this Prospectus. This class is currently available only through registered representatives of:
- Princor Financial Services Corporation who are also employees of Principal Life (These registered representatives are sales counselors of Principal Connection, a distribution channel used to directly market certain products and services of the companies of the Principal Financial Group.);
- selected broker-dealers selling Class J shares in conjunction with the Principal Income IRA or 403(b) plans or health savings accounts; and
- selected broker-dealers that have entered into a selling agreement to offer Class J shares.

Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.

For more information about Class J shares of the Funds, please call the Connection at 1-800-247-8000, extension 411.

MAIN STRATEGIES AND RISKS
Each Fund's investment objective is described in the summary description of each Fund. The Board of Directors may change a Fund's objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The summary of each Fund also describes each Fund's primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."

Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions as more fully described under the caption "Certain Investment Strategies and Related Risks-Temporary Defensive Measures."

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. There can be no assurance that any Fund will achieve its investment

Principal Investors Fund                             RISK/RETURN SUMMARY       5
www.principal.com
objective. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.

Factors that may adversely affect a particular Fund as a whole are called "principal risks." The principal risks of investing in the Funds are stated as to each Fund in the Fund's description. In addition to the risks identified in each Fund's description, each of the Funds is also subject to credit and counterparty risk, liquidity risk, management risk, and market risk. Each Fund is also subject to Underlying Fund Risk to the extent that a Principal LifeTime Fund or SAM Portfolio invests in the Fund. These risks, and each of the other principal risks, are more fully explained in Appendix A to this prospectus.

INVESTMENT RESULTS
A bar chart and a table are included with the description of each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:
- a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
- an average of mutual funds with a similar investment objective and management style (the averages used are prepared by independent statistical services).

Performance of the Class J shares of each of the SAM Portfolios is based on the historical performance of the Class A shares of the predecessor SAM Portfolio adjusted to reflect the lack of initial sales charges and lower fund operating expenses for the Class J shares. The adjustment results in performance for the Class J shares that is likely to be different than the historical performance of the Class A shares.

Call the Principal Investors Fund at 1-800-222-5852 to get the current 7-day yield for the Money Market Fund.

FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets. Each Fund's operating expenses are shown with the description of the Fund and are stated as a percentage of Fund assets. If such charges were included, overall expenses would be higher and performance would be lower.

The description of each Fund includes examples of the costs associated with investing in the Fund. The examples are intended to help you compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% total return each year and that the Fund's operating expenses remain the same. Your actual costs of investing in a particular Fund may be higher or lower than the costs assumed for purposes of the examples.

NOTE:
- No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, Principal, any Sub-Advisor, or Princor.


 6       RISK/RETURN SUMMARY                            Principal Investors Fund
                                                                  1-800-222-5852

STRATEGIC ASSET MANAGEMENT ("SAM") PORTFOLIOS

Principal Investors Fund provides a broad selection of investment choices, including asset allocation strategies available through the Flexible Income, Conservative Balanced, Balanced, Conservative Growth, and Strategic Growth Portfolios (each a "Portfolio," collectively the "Portfolios"). The SAM Portfolios currently offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The Portfolios are designed for long-term investors seeking total return or long-term capital appreciation. The SAM Portfolios invest principally in Institutional Class shares of the Equity Funds and Fixed-Income Funds identified below and the Money Market Fund ("Underlying Funds"). The "Equity Funds" include the Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth, and Diversified International Funds. The "Fixed-Income Funds" include the Short-Term Income, Mortgage Securities, Income, and High Yield II Funds. Each of the SAM Portfolios may also invest in the Institutional Class shares of other equity funds or fixed-income funds of Principal Investors Fund, at the Sub-Advisor's discretion. Each of the Underlying Funds is a series of Principal Investors Fund. The Sub-Advisor for the Portfolios is Edge Asset Management, Inc. ("Edge").

MAIN STRATEGIES FOR THE PORTFOLIOS
In pursuing its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the Underlying Funds described in this prospectus. The Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Portfolio will normally invest in the particular market segment represented by each Underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those market segments and their corresponding Underlying Funds. Edge may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective, Edge's outlook for the economy and the financial markets, and the relative market valuations of the Underlying Funds.

In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest, without limit, directly in stock or bond index futures and options thereon and the following short-term instruments:
- short-term securities issued by the U.S. government, its agencies, instrumentalities, authorities, or political subdivisions;
- other short-term fixed-income securities rated A or higher by Moody's Investors Services, Inc. ("Moody's"), Fitch Ratings ("Fitch"), or Standard & Poor's ("S&P") or, if unrated, of comparable quality in the opinion of Edge;
- commercial paper, including master notes;
- bank obligations, including negotiable certificates of deposit, time deposits, and bankers' acceptances; and
- repurchase agreements.

At the time a Portfolio invests in any commercial paper, bank obligations, or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's or the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P or equivalent ratings by Fitch; if no such ratings are available, the investment must be of comparable quality in the opinion of Edge. In addition to purchasing shares of the Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with Edge's current asset allocation strategy for the Portfolio. Specifically, each Portfolio may enter into futures contracts and options thereon, provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio's total assets. A Portfolio may also use futures contracts and options for bona fide hedging purposes. Futures contracts and options may also be used to reallocate the Portfolio's assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index.


Principal Investors Fund                             RISK/RETURN SUMMARY       7
www.principal.com

The principal investment strategies for each Portfolio are further described below in the description of each of the Portfolios, but there are some general principles Edge applies in making investment decisions. When making decisions about how to allocate a Portfolio's assets, Edge will generally consider, among other things, the following factors:

Federal Reserve monetary policy    Government budget deficits          State and federal fiscal policies
Consumer debt                      Tax policy                          Trade pacts
Corporate profits                  Demographic trends                  Interest rate changes
Governmental elections             Mortgage demand                     Business confidence
Employment trends                  Business spending                   Geopolitical risks
Consumer spending                  Inflationary pressures              Wage and payroll trends
Currency flows                     Housing trends                      Investment flows
Commodity prices                   GDP growth                          Import prices
Yield spreads                      Historical financial market         Factory capacity utilization
                                   returns
Stock market volume                Inventories                         Market capitalization relative
                                                                       values
Capital goods expenditures         Investor psychology                 Productivity growth
Historical asset class returns     Technology trends                   Asset class correlations
Cyclical and secular economic      Risk/return characteristics         Business activity
  trends
Volatility analysis                Stock valuations                    Performance attribution by
                                                                       allocation and sector
Consumer confidence


The discussion of each Portfolio's and Underlying Fund's principal investment strategies includes some of the principal risks of investing in such a portfolio or fund. You can find a more detailed description of these and other principal risks of an investment in each Portfolio or Underlying Fund under "Certain Investment Strategies and Related Risks."

MAIN RISKS
There can be no assurance that any Portfolio will achieve its investment objective. The net asset value of each Portfolio's shares is affected by changes in the value of the shares of the Underlying Funds it owns. Each Portfolio's investments are invested in the Underlying Funds and, as a result, the Portfolio's performance is directly related to their performance. A Portfolio's ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives.

Each Portfolio's broad diversification is designed to help cushion severe losses in any one investment sector and moderate the Portfolio's overall price swings. However, the Portfolio's share prices will fluctuate as the prices of the Underlying Funds rise or fall with changing market conditions.

Each Portfolio is subject to the particular risks of the Underlying Funds in the proportions in which the Portfolio invests in them. The primary risks associated with investing in the Underlying Funds are identified in this prospectus in the section entitled "SAM PORTFOLIO UNDERLYING FUNDS."

The greater the investment by each Portfolio in Underlying Funds that invest primarily in stocks, the greater the potential exposure to the following risks (as defined in Appendix A):

- Equity Securities Risk
- Derivatives Risk
- Active Trading Risk
- Growth Stock Risk
- Market Segment (LargeCap) Risk
- Underlying Fund Risk
- Value Stock Risk
- Exchange Rate Risk




 8       RISK/RETURN SUMMARY                            Principal Investors Fund
                                                                  1-800-222-5852

The greater the investment by each Portfolio in Underlying Funds that invest primarily in bonds or other forms of fixed-income securities, the greater the potential exposure to the following risks (as defined in Appendix A):

- Fixed-Income Risk
- U.S. Government Securities Risk
- U.S. Government Sponsored Securities Risk

- Municipal Securities Risk
- Prepayment Risk
- Real Estate Securities Risk

- Portfolio Duration Risk
- High Yield Securities Risk
- Eurodollar and Yankee Obligations Risk

The greater the investment by each Portfolio in Underlying Funds that invest in foreign investments, the greater the exposure to the following risks (as defined in Appendix A):

- Foreign Securities Risk
- Market Segment Risk
- Exchange Rate Risk
- Derivatives Risk
- Small Company Risk

Each Portfolio is also subject to the following risks:

Securities Lending Risk (as defined in Appendix A)

PAYMENT IN KIND LIQUIDITY RISK. Under certain circumstances, an Underlying Fund may determine to pay a redemption request by a Portfolio wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Portfolios may hold portfolio securities until Edge determines that it is appropriate to dispose of such securities.

CONFLICT OF INTEREST RISK. The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Portfolios serve in the same capacities for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Portfolios and the Underlying Funds. Because Edge and its affiliated companies earn different fees from the Underlying Funds in which the Portfolios invest, there may be a conflict between the interests of the Portfolios and the economic interests of Edge and its affiliates.

Edge has provided investment advice to each SAM Portfolios since its inception.

As of October 31, 2006, the Portfolios' assets were allocated among the Underlying Funds as follows:

                                                    FLEXIBLE   CONSERVATIVE               CONSERVATIVE   STRATEGIC
                                                     INCOME      BALANCED      BALANCED      GROWTH        GROWTH
              UNDERLYING FUND                      PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO
              ---------------                      ---------   ------------   ---------   ------------   ---------
      REIT Fund                                        1.07%        2.19%         3.27%        4.33%         4.33%
      Equity Income Fund                               4.59         9.15         12.18        16.13         17.09
      Growth & Income Fund                             6.16         8.10         12.12        16.04         17.03
      West Coast Equity Fund                           1.32         4.00          6.01         7.84          8.88
      MidCap Stock Fund                                2.88         3.43          5.10         6.57          8.04
      Growth Fund                                      7.35         9.93         15.87        19.66         23.02
      SmallCap Value Fund                              1.13         1.23          2.05         2.82          3.03
      SmallCap Growth Fund                             1.08         1.13          1.87         2.61          2.81
      International Growth Fund                                     5.40          8.25        10.21         11.70
      Short Term Income Fund                          11.72         5.56          0.94
      U.S. Government Securities Fund                 31.06        26.06         17.04         7.30
      Income Fund                                     24.76        17.72         10.26         3.88
      High Yield Fund                                  6.56         5.75          4.55         2.52          4.03
      Other Assets                                     0.32         0.35          0.49         0.09          0.04
                                                     ------       ------        ------       ------        ------
                                            TOTAL    100.00%      100.00%       100.00%      100.00%       100.00%




Principal Investors Fund                             RISK/RETURN SUMMARY       9
www.principal.com

OTHER COMMON RISKS. Each of the Portfolios may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options. Therefore, the Portfolios are subject to the risks associated with such investments including:

- Fixed-Income Securities Risk
- U.S. Government Securities Risk
- Derivatives Risk

A bar chart and table showing the historical investment performance of each SAM-Portfolio are provided with the description of each Portfolio. The bar chart for each Portfolio shows how the Portfolio's total return has varied year-by-year, and the table for the Portfolio shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Portfolio. A Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Each Portfolio's investment return is net of the operating expenses of each of the Underlying Funds.

                            FLEXIBLE INCOME PORTFOLIO


OBJECTIVE:  The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer you the potential for a high level of income and a low level of capital growth, while exposing you to a low level of principal risk.


PRINCIPAL INVESTMENT STRATEGIES
The Portfolio operates as a fund of funds and invests principally in underlying Equity and Fixed-Income Funds (including the underlying Money Market Fund).

The Portfolio generally invests no more than 30% of its net assets in underlying equity funds.

The Portfolio may invest:
- Up to 40% of its assets in each of the following underlying Fixed-Income
  Funds: Short-Term Income, Mortgage Securities, Income, High Yield II and Money Market Funds; and, subject to the limits in the prior paragraph,
- Up to 30% of its assets in each of the following underlying Equity Funds: Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value and SmallCap Growth.

The Portfolio may also invest in U.S. Government securities, fixed-income securities rated A or higher, commercial paper including master notes), bank obligations and repurchase agreements.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 10       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




1997                                                  8.37
1998                                                  7.43
1999                                                  6.82
2000                                                  3.47
2001                                                  2.77
2002                                                 -0.50
2003                                                 10.38
2004                                                  4.10
2005                                                  1.06
2006                                                  5.02




 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                       Q2 '03    5.73%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                       Q3 '02   -2.39%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD
ENDED DECEMBER
31, 2006          PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
------------------------------------------------------------
CLASS J (BEFORE
  TAXES)........      4.02          3.95            4.84
        (AFTER
  TAXES ON
  DISTRIBUTIONS)
  (2)...........      2.66          2.64            2.94
        (AFTER
  TAXES ON
  DISTRIBUTIONS
  AND SALE OF
  SHARES) (2)...      2.70          2.61            3.01
Lehman Brothers
  Aggregate Bond
  Index (3).....      4.33          5.06            6.24
S&P 500 Index
  (3)...........     15.79          6.19            8.42
20% S&P 500
  Index and 80%
  Lehman
  Brothers
  Aggregate Bond
  Index (3).....      6.62          5.44            6.89
Morningstar
  Conservative
  Allocation
  Category
  Average.......      8.17          5.66            5.91



 (1) The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996. The Portfolio's performance between 1996 and 1999 benefited from the agreement of the Portfolio's previous adviser and its affiliates to limit the Portfolio's expenses.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."

                         CONSERVATIVE BALANCED PORTFOLIO


OBJECTIVE:  The Portfolio seeks to
            provide a high level of
            total return (consisting
            of reinvestment of
            income and capital
            appreciation),
            consistent with a
            moderate degree of
            principal risk. In
            general, relative to the
            other Portfolios, the
            Conservative Balanced
            Portfolio should offer
            you the potential for a
            medium to high level of
            income and a medium to
            low level of capital
            growth, while exposing
            you to a medium to low
            level of principal risk.


PRINCIPAL INVESTMENT STRATEGIES
The Portfolio operates as a fund of funds and invests principally in underlying Equity and Fixed-Income Funds (including the underlying Money Market Fund).

The Portfolio invests between 40% and 80% of its net assets in a combination of underlying Fixed-Income Funds (including the underlying Money Market Fund) and between 20% and 60% of its net assets in underlying Equity Funds.


Principal Investors Fund                            RISK/RETURN SUMMARY       11
www.principal.com

Subject to the limits in the prior paragraph, the Portfolio may invest:
- Up to 40% of its assets in each of the following underlying Fixed-Income
  Funds: Short-Term Income, Mortgage Securities, Income, High Yield II and Money Market Funds; and
- Up to 30% of its assets in each of the following underlying Equity Funds: Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth and Diversified International Funds.

The Portfolio may also invest in U.S. Government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations and repurchase agreements.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR ((1))




1997                                                  6.48
1998                                                  3.56
1999                                                  0.33
2000                                                  2.43
2001                                                  0.90
2002                                                 -4.38
2003                                                 14.21
2004                                                  5.74
2005                                                  2.20
2006                                                  6.95




 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                       Q2 '03    7.59%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                       Q3 '02   -5.18%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER
31, 2006                          PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
----------------------------------------------------------------------------
CLASS J (BEFORE TAXES)..........      5.95          4.77            3.74
        (AFTER TAXES ON
  DISTRIBUTIONS) (2)............      4.85          3.75            2.11
        (AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  SHARES) (2)...................      4.09          3.51            2.18
Lehman Brothers Aggregate Bond
  Index (3).....................      4.33          5.06            6.24
S&P 500 Index (3)...............     15.79          6.19            8.42
40% S&P 500 Index and 60% Lehman
  Brothers Aggregate Bond Index
  (3)...........................      8.91          5.75            7.45
Morningstar Conservative
  Allocation Category Average...      8.17          5.66            5.91



 (1) The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996. The Portfolio's performance between 1996 and 1999 benefited from the agreement of the Portfolio's previous adviser and its affiliates to limit the Portfolio's expenses.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 12       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

                               BALANCED PORTFOLIO


OBJECTIVE:  The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer you the potential for a medium level of income and a medium level of capital growth, while exposing you to a medium level of principal risk.


PRINCIPAL INVESTMENT STRATEGIES
The Portfolio operates as a fund of funds and invests principally in underlying Equity and Fixed-Income Funds.

The Portfolio invests between at least 30% and no more than 70% of its net assets in underlying Equity Funds and at least 30% and no more than 70% of its net assets in underlying Fixed-Income Funds and the Money Market Fund.

Subject to the limits in the prior paragraph, the Portfolio may invest:

- Up to 40% of its assets in each of the following underlying Fixed-Income
  Funds: Short-Term Income, Mortgage Securities, Income, High Yield II and Money Market Funds; and
- Up to 30% of its assets in each of the following underlying Equity Funds: Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth and Diversified International Funds.

The Portfolio may also invest in U.S. Government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations and repurchase agreements.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




1997                                                   8.46
1998                                                  14.22
1999                                                  24.94
2000                                                  -1.36
2001                                                  -2.04
2002                                                 -10.82
2003                                                  19.48
2004                                                   7.53
2005                                                   3.53
2006                                                   8.56




 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                       Q4 '99   14.99%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                       Q3 '02   -9.15%




Principal Investors Fund                            RISK/RETURN SUMMARY       13
www.principal.com

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                   PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
---------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES).................................      7.56          5.19            6.77
        (AFTER TAXES ON DISTRIBUTIONS) (2).............      6.88          4.53            5.25
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  SHARES) (2)..........................................      5.19          4.11            5.00
Lehman Brothers Aggregate Bond Index (3)...............      4.33          5.06            6.24
S&P 500 Index (3)......................................     15.79          6.19            8.42
60% S&P 500 Index and 40% Lehman Brothers Aggregate
  Bond Index (3).......................................     11.20          5.98            7.88
Morningstar Moderate Allocation Category Average.......     11.26          6.09            7.12



 (1) The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996. The Portfolio's performance between 1996 and 1999 benefited from the agreement of the Portfolio's previous adviser and its affiliates to limit the Portfolio's expenses.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."

                          CONSERVATIVE GROWTH PORTFOLIO


OBJECTIVE:  The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer you the potential for a low to medium level of income and a medium to high level of capital growth, while exposing you to a medium to high level of principal risk.


PRINCIPAL INVESTMENT STRATEGIES
The Portfolio operates as a fund of funds and invests principally in underlying Equity and Fixed-Income Funds (including the underlying Money Market Fund).

The Portfolio generally invests at least 60% of its net assets in underlying Equity Funds.

The Portfolio may invest up to 30% of its assets in each of the following underlying Fixed-Income Funds: Short-Term Income, Mortgage Securities, Income, High Yield II and Money Market Funds; and, subject to the limits in the prior paragraph, may invest up to 40% of their assets in each of the following underlying Equity Funds: Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth and Diversified International Funds.

The Portfolio may also invest in U.S. Government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations and repurchase agreements.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 14       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR ((1))




1997                                                   6.67
1998                                                  16.86
1999                                                  38.04
2000                                                  -4.48
2001                                                  -5.69
2002                                                 -17.01
2003                                                  25.05
2004                                                   9.18
2005                                                   4.57
2006                                                  10.10




 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q4 '99               21.68%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q3 '01 AND Q3 '02   -13.04%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD
ENDED DECEMBER
31, 2006          1 YEAR   5 YEARS   10 YEARS
---------------------------------------------
CLASS J (BEFORE
  TAXES)........    9.10     5.46      7.32
        (AFTER
  TAXES ON
  DISTRIBUTIONS)
  (2)...........    8.89     5.18      6.17
        (AFTER
  TAXES ON
  DISTRIBUTIONS
  AND SALE OF
  SHARES) (2)...    6.18     4.59      5.75
Lehman Brothers
  Aggregate Bond
  Index (3).....    4.33     5.06      6.24
S&P 500 Index
  (3)...........   15.79     6.19      8.42
80% S&P 500
  Index and 20%
  Lehman
  Brothers
  Aggregate Bond
  Index (3).....   13.50     6.12      8.21
Morningstar
  Moderate
  Allocation
  Category
  Average.......   11.26     6.09      7.12



 (1) The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996. The Portfolio's performance between 1996 and 1999 benefited from the agreement of the Portfolio's previous adviser and its affiliates to limit the Portfolio's expenses.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (4) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."

                           STRATEGIC GROWTH PORTFOLIO


OBJECTIVE:  The
            Portfolio
            seeks to
            provide
            long-term
            capital
            apprecia-
            tion. In
            general,
            relative to
            the other
            Portfolios,
            the
            Strategic
            Growth
            Portfolio
            should offer
            you the
            potential
            for a high
            level of
            capital
            growth, and
            a
            correspond-
            ing level of
            principal
            risk.


PRINCIPAL INVESTMENT STRATEGIES
The Portfolio operates as a fund of funds and invests principally in underlying Equity and Fixed-Income Funds (including the underlying Money Market Fund).

The Portfolio generally invests at least 75% of its net assets in underlying Equity Funds.

The Portfolio may invest:
- Up to 25% of its assets in each of the following underlying Fixed-Income
  Funds: Short-Term Income, High Yield II and Money Market Funds; and, subject to the limits in the prior paragraph,
- Up to 50% of its assets in each of the following underlying Equity Funds: Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth and Diversified International Funds.


Principal Investors Fund                            RISK/RETURN SUMMARY       15
www.principal.com

The Portfolio may also invest in U.S. Government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations and repurchase agreements.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




1997                                                  10.50
1998                                                  20.59
1999                                                  42.18
2000                                                  -5.88
2001                                                  -8.11
2002                                                 -22.03
2003                                                  29.38
2004                                                  10.29
2005                                                   5.36
2006                                                  11.00




 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q4 '99    24.75%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q3 '01   -17.06%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED
DECEMBER 31, 2006        1 YEAR   5 YEARS   10 YEARS
----------------------------------------------------
CLASS J (BEFORE
  TAXES)...............   10.00     5.41      7.87
        (AFTER TAXES ON
  DISTRIBUTIONS) (2)...    9.81     5.31      6.81
        (AFTER TAXES ON
  DISTRIBUTIONS AND
  SALE OF SHARES) (2)..    6.76     4.64      6.29
Lehman Brothers
  Aggregate Bond Index
  (3)..................    4.33     5.06      6.24
S&P 500 Index (3)......   15.79     6.19      8.42
Russell 3000 Index
  (3)..................   15.72     7.17      8.64
Morningstar Large Blend
  Category Average.....   14.12     5.92      7.79



 (1) The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996. The Portfolio's performance between 1996 and 1999 benefited from the agreement of the Portfolio's previous adviser and its affiliates to limit the Portfolio's expenses.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 16       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

FEES AND EXPENSES OF THE PORTFOLIOS
This section describes the fees and expenses that you may pay if you invest in the Class J shares of a Portfolio. Estimated expenses of the underlying funds in which the portfolios invest are included. The examples below are intended to help you compare the cost of investing in the Portfolios with the costs of investing in other mutual funds. The examples assume that your $10,000 investment in the noted class of shares has a 5% return each year, as required for illustration purposes by the Securities and Exchange Commission (the "SEC"), and that the Portfolio's operating expenses, including the operating expenses of the underlying funds, remain the same. Your actual costs may be higher or lower than those in the examples.

 ANNUAL FUND OPERATING EXPENSES
             (ESTIMATED) EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                  CLASS J SHARES

      -------------------------------------------------------------------------------------------------------------------
                                                                                                               ACQUIRED
                                                                                                                 FUND
                                                                                                             ("UNDERLYING
                                                                 GROSS                            NET FEES      FUND")
                               MANAGEMENT   12B-1     OTHER    FEES AND          EXPENSE             AND       FEES AND
                                  FEES       FEES   EXPENSES   EXPENSES   REIMBURSEMENT (1) (2)   EXPENSES     EXPENSES
      -------------------------------------------------------------------------------------------------------------------
      Flexible Income
        Portfolio............     0.31%      0.50%    1.78%      2.59%             1.64%            0.95%        0.56%
      Conservative Balanced
        Portfolio............     0.31       0.50     1.78       2.59              1.64             0.95         0.59
      Balanced Portfolio.....     0.31       0.50     1.78       2.59              1.64             0.95         0.62
      Conservative Growth
        Portfolio............     0.31       0.50     1.78       2.59              1.64             0.95         0.66
      Strategic Growth
        Portfolio............     0.31       0.50     1.78       2.59              1.64             0.95         0.68
      ----------------------------------
                                 TOTAL
                                 ANNUAL
                                  FUND
                               OPERATING
                                EXPENSES
      ----------------------------------
      Flexible Income
        Portfolio............     1.51%
      Conservative Balanced
        Portfolio............     1.54
      Balanced Portfolio.....     1.57
      Conservative Growth
        Portfolio............     1.61
      Strategic Growth
        Portfolio............     1.63



 (1) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses, not including underlying fund expenses, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.95% for SAM Flexible Income Portfolio, 0.95% for SAM Conservative Balanced Portfolio, 0.95% for SAM Balanced Portfolio, 0.95% for SAM Conservative Growth Portfolio and 0.95% for SAM Strategic Growth Portfolio.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 EXAMPLE
 The examples below are intended to help you compare the cost of investing in the Portfolios with the costs of investing in other mutual funds. The examples assume that your $10,000 investment in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses, including the operating expenses of the underlying funds, remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                 CLASS J SHARES
      ---------------------------------------------------------------------------------------------------
                                                                                 IF YOU DO NOT SELL YOUR
                                                IF YOU SELL YOUR SHARES                  SHARES
      ---------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
      ---------------------------------------------------------------------------------------------------
                                               1      3       5      10          1     3      5      10
      ---------------------------------------------------------------------------------------------------
      FLEXIBLE INCOME PORTFOLIO              $254  $7,911  $1,482  $3,324      $154  $791  $1,482  $3,324
      CONSERVATIVE BALANCED PORTFOLIO         257     800   1,497   3,352       157   800   1,497   3,352
      BALANCED PORTFOLIO                      260     809   1,512   3,380       160   809   1,512   3,380
      CONSERVATIVE GROWTH PORTFOLIO           264     821   1,531   3,417       164   821   1,531   3,417
      STRATEGIC GROWTH PORTFOLIO              266     817   1,530   3,425       166   817   1,530   3,425




Principal Investors Fund                            RISK/RETURN SUMMARY       17
www.principal.com

SAM PORTFOLIO UNDERLYING FUNDS

The investment strategies and principal risks for the Real Estate Securities, Disciplined LargeCap Blend, LargeCap Growth, SmallCap Value, SmallCap Growth, Diversified International and Money Market Funds are described in this Prospectus. The investment strategies and principal risks of the Equity Income I, West Coast Equity, MidCap Stock, Short-Term Income, Mortgage Securities, Income and High Yield II Funds are described below.

EQUITY INCOME FUND I. Among the principal risks of investing in the Equity Income Fund I are: equity securities risk, fixed-income securities risk, real estate securities risk, high yield securities risk, foreign securities risk, U.S. government securities risk, prepayment risk, value stock risk, exchange rate risk, derivatives risk, and underlying fund risk.

The Equity Income Fund I invests primarily (normally at least 80% of its net assets, plus any borrowings for investment purposes) in dividend-paying common stocks and preferred stocks. In selecting investments for the Fund, Edge looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in "value" stocks currently selling for less than Edge believes they are worth. The Fund may:
- invest in fixed-income securities of any maturity, including mortgage-backed securities, U.S. government securities and asset backed-securities;
- invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds");
- purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets;
- invest up to 20% of its assets in REIT securities; and
- invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.

The Fund may write (sell) covered call options.

WEST COAST EQUITY FUND. Among the principal risks of investing in the West Coast Equity Fund are: equity securities risk, geographic concentration risk, real estate securities risk, foreign securities risk, exchange rate risk, derivatives risk, small company risk, high yield securities risk, and underlying fund risk.

This Fund invests primarily in common stocks of companies located or doing business in Alaska, California, Oregon and Washington.

Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in the common stocks of West Coast companies. West Coast companies include those with:
- principal executive offices located in the region, which includes Alaska, California, Oregon and Washington;
- over 50% of their work force employed in the region; or
- over 50% of their sales within the region.

In selecting investments for the Fund, the Fund's Sub-Advisor, Edge, looks for equity securities that it believes are undervalued, yet well-managed, with excellent long-term growth possibilities.

The Fund may invest up to 20% of its assets in REIT securities and high yield fixed-income securities (sometimes called "junk bonds").

While no individual fund is intended as a complete investment program, this is particularly true of this Fund which could be adversely impacted by economic trends within this four state area.

MIDCAP STOCK FUND. Among the principal risks of investing in the MidCap Stock Fund are: equity securities risk, fixed-income securities risk, real estate securities risk, small company risk, foreign securities risk, prepayment risk, market segment (mid cap) risk, exchange rate risk, derivatives risk, and underlying fund risk.


 18       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

The Fund generally invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with market capitalizations at the time of purchase in the range represented by companies included in the S&P Mid Cap 400 ($522 million and $10.6 billion as of December 31, 2006).

In selecting investments for the Fund, the Fund's Sub-Advisor, Edge, looks for equity investments in companies that have solid management, a competitive advantage and the resources to maintain superior cash flow and profitability over the long run. In determining whether securities should be sold, Edge considers factors such as high valuations relative to other investment opportunities and deteriorating short- or long-term business fundamentals or future growth prospects. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the S&P Mid Cap 400.

The Fund may also:
- invest up to 20% of its assets in REIT securities;
- invest in fixed-income securities of any maturity, including mortgage-backed securities;
- invest up to 20% of its assets in high yield fixed-income securities (commonly known as "junk bonds");
- purchase and sell U.S. government securities and collateralized mortgage obligations on a "when-issued" or "delayed delivery" basis in an aggregate of up to 20% of the market value of its total assets; and
- invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.

SHORT-TERM INCOME FUND. Among the principal risks of investing in the Short-Term Income Fund are: fixed-income securities risk, U.S. government securities risk, portfolio duration risk, U.S. government sponsored securities risk, real estate securities risk, prepayment risk, investment company securities risk, foreign securities risk, exchange rate risk, derivatives risk, and underlying fund risk.

The Fund invests substantially all of its assets in fixed-income securities that, at the time of purchase, are rated in one of the top four rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or, if unrated, are judged to be of comparable quality by the Fund's Sub-Advisor, Edge. All fixed-income securities purchased by the Fund will be investment-grade at the time of purchase.

The Fund maintains a weighted average duration of three years or less and a weighted average maturity of five years or less. Duration measures the sensitivity of a bond's price to changes in the general level of interest rates. The duration of a fixed-income security is the weighted average term to maturity of the present value of future cash flows, including interest and principal payments.

The Fund may invest in securities issued or guaranteed by domestic and foreign governments and government agencies and instrumentalities and in high-grade corporate fixed-income securities, such as bonds, debentures, notes, equipment lease and trust certificates, mortgage-backed securities, and collateralized mortgage obligations. The Fund may invest in fixed-income securities issued by REITs.

The Fund may also:
- invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign branches of U.S. banks;
- invest up to 5% of its assets in preferred stock;
- invest in certain illiquid investments, such as privately placed securities, including restricted securities;
- invest up to 10% of its assets in securities of unaffiliated mutual funds;
- borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate of up to 33 1/3% of its total assets; and
- invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets.


Principal Investors Fund                            RISK/RETURN SUMMARY       19
www.principal.com

MORTGAGE SECURITIES FUND. Among the principal risks of investing in the Mortgage Securities Fund are: U.S. government securities risk, U.S. government sponsored securities risk, portfolio duration risk, prepayment risk, derivatives risk, and underlying fund risk.

Edge is the Fund's Sub-Advisor. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements. The Fund may also invest in U.S. government securities. Certain issuers of U.S. government securities are sponsored or chartered by Congress but their securities are neither issued or guaranteed by the U.S. Treasury.

INCOME FUND. Among the principal risks of investing in the Income Fund are: fixed-income securities risk, real estate securities risk, prepayment risk, foreign securities risk, U.S. government securities risk, U.S. government sponsored securities risk, high yield securities risk, exchange rate risk, derivatives risk, and underlying fund risk.

Edge is the Fund's Sub-Advisor. The Fund invests primarily in diversified pools of fixed-income securities, including corporate securities, U.S. Government securities and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in non-investment grade fixed-income securities (sometimes called "junk bonds").

The Fund invests most of its assets in:
- fixed-income and convertible securities;
- U.S. government securities, including mortgage-backed securities issued by the Government National Mortgage Association ("GNMA"), FNMA and FHLMC or similar government agencies or government-sponsored entities;
- commercial mortgage-backed securities;
- obligations of U.S. banks that belong to the Federal Reserve System;
- preferred stocks and convertible preferred stocks;
- the highest grade commercial paper as rated by S&P, Fitch or Moody's; and
- deposits in U.S. banks.

The Fund may also:
- invest in securities denominated in foreign currencies and receive interest, dividends and sale proceeds in foreign currencies;
- engage in foreign currency exchange transactions for hedging or non-hedging purposes and purchase and sell currencies on a spot (i.e. cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date and buy and sell foreign currency futures contracts;
- borrow up to 5% of its total net assets for emergency, non-investment purposes and enter into dollar roll transactions limited in the aggregate to no more than 25% of its total net assets;
- purchase securities of issuers that deal in real estate or interests in real estate acquired through the exercise of its rights as a holder of fixed-income securities secured by real estate or interests therein;
- purchase and sell interest rate futures and options; and
- invest up to 35% of its assets in high yield fixed-income securities (sometimes called "junk bonds").

HIGH YIELD FUND II. Among the principal risks of investing in the High Yield Fund II are: fixed-income securities risk, high yield securities risk, equity securities risk, real estate securities risk, foreign securities risk, derivatives risk, emerging markets risk, exchange rate risk, small company risk, and underlying fund risk.

The Fund invests primarily in high-yield, high-risk non-investment-grade fixed-income securities (sometimes called "junk bonds"), which may include foreign investments.

The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed-income securities (including convertible securities and preferred stocks) rated lower than BBB by S&P or Fitch or rated lower than Baa by Moody's or of equivalent quality as determined by the Fund's Sub-Advisor, Edge.

The remainder of the Fund's assets may be invested in any other securities Edge believes are consistent with the Fund's objective, including higher rated fixed-income securities, REIT securities, common stocks, preferred stocks and convertible securities. The Fund may also invest in securities of foreign issuers, including those located in developing or emerging countries and engage in hedging strategies involving options.


 20       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PRINCIPAL LIFETIME FUNDS

Principal Investors Fund, Inc. offers Funds that are designed to meet the needs of an investor who wants an investment option that is suited to the investor's particular investment time horizon and who tends to be more accepting of risk in the early years of his or her time horizon and becomes more risk-averse as he or she nears the investment goal (for example, retirement or saving for college). Professional investment advisers manage the Funds to align, over time, underlying investments with the changing risk tolerance of the investor. These Funds are sometime referred as "target date funds." The target date Funds offered by the Fund are: Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, and Principal LifeTime Strategic Income (the "Principal LifeTime Funds").


OBJECTIVE:  The investment objective of each of the Principal LifeTime 2010, 2020, 2030,
            2040, and 2050 Funds is to seek a total return consisting of long-term growth of capital and current income.

            The investment objective of the Principal LifeTime Strategic Income Fund is to seek current income.


MAIN STRATEGIES AND RISKS
To pursue its goal, each Principal LifeTime Fund invests in other Principal Funds (the "underlying funds") that Principal and Principal Global Investors, LLC ("PGI"), the Fund's Sub-Advisor, consider appropriate based on the remaining time horizon of a particular Principal LifeTime Fund and the expected risk tolerance of those investors who have chosen that time horizon. The underlying funds provide each Fund with exposure to a broad range of asset classes, including domestic and foreign equity and fixed-income securities. In the case of Principal LifeTime Strategic Income Fund, most of the Fund's assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing securities through their investments in fixed-income securities, "hybrid" securities -- such as real estate securities and preferred securities, which may produce current income as well as capital gains -- and dividend generating domestic and foreign stocks.

Both Principal and PGI provide investment advisory services to the Principal LifeTime Funds. Principal has hired PGI to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for each Principal LifeTime Fund. PGI is also responsible for employing an active rebalancing strategy which is designed to identify asset classes that appear attractive or unattractive over the short term.

After PGI sets the percentage of Fund assets to be allocated to a particular asset class, Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of a Fund or market forces or Fund circumstances which indicate that changes in allocations may be appropriate. Principal may, at any time, add, remove, or substitute underlying funds in which a Principal LifeTime Fund invests.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. In addition, qualitative factors such as organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading, and compliance systems of the underlying fund's Sub-Advisor are also evaluated. There are no minimum or maximum percentages of assets that a Principal LifeTime Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established from time to time for underlying funds. Principal monitors the performance of the Sub-Advisor of each underlying fund relative to that fund's appropriate benchmark and peer group.

Over time, PGI intends to gradually shift the asset allocation targets of each Principal LifeTime Fund (other than the Principal LifeTime Strategic Income
Fund) to accommodate investors progressing from asset accumulation years to income-generation years. It is expected that, within 10 to 15 years after its target year, a Principal LifeTime Fund's underlying fund allocation will match that of the Principal LifeTime Strategic Income Fund. At that time the Principal LifeTime Fund may be combined with the Principal LifeTime Strategic Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.


Principal Investors Fund                            RISK/RETURN SUMMARY       21
www.principal.com

There can be no assurance that any Principal LifeTime Fund will achieve its investment objective. The net asset value of each of the Principal LifeTime Fund's shares is affected by changes in the value of the securities it owns. The Fund's performance is directly related to the performance of the underlying funds. The ability of each Principal LifeTime Fund to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.

The broad diversification of each Principal LifeTime Fund is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of a Principal LifeTime Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

Each Principal LifeTime Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. The primary risks associated with investing in the underlying funds are identified in the summary of each underlying funds in this prospectus.

The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in stocks, the greater the potential exposure to the following risks (as defined in Appendix A):

- Equity Securities Risk
- Derivatives Risk
- Active Trading Risk

- Growth Stock Risk
- Market Segment (LargeCap) Risk
- Underlying Fund Risk

- Value Stock Risk
- Exchange Rate Risk

The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in bonds or other forms of fixed-income securities, the greater the potential exposure to the following risks (as defined in Appendix A):

- Fixed-Income Risk
- U.S. Government Securities Risk

- Municipal Securities Risk
- U.S. Government Sponsored Securities Risk

- Portfolio Duration Risk
- High Yield Securities Risk

The greater the investment by each Principal LifeTime Fund in Funds that invest in foreign investments, the greater the potential exposure to the following risks (as defined in Appendix A):

- Foreign Securities Risk
- Market Segment Risk
- Exchange Rate Risk
- Derivatives Risk
  - Small Company Risk

Each Principal LifeTime Fund is also subject to the following risks:

Securities Lending Risk (as defined in Appendix A)

PAYMENT IN KIND LIQUIDITY RISK. Under certain circumstances, an underlying fund may determine to pay a redemption request by a Principal LifeTime Fund wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Principal LifeTime Funds may hold portfolio securities until Principal determines that it is appropriate to dispose of such securities.

CONFLICT OF INTEREST RISK. The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Principal LifeTime Funds serve in the same capacities for the underlying funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Principal LifeTime Funds and the underlying funds. Because Principal and its affiliated companies earn different fees from the underlying funds in which the Principal LifeTime Funds invest, there may be a conflict between the interests of the Principal LifeTime Funds and the economic interests of Principal and its affiliates.


 22       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

                    PRINCIPAL LIFETIME STRATEGIC INCOME FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying fixed-income funds, but also invests in underlying equity and hybrid funds according to an asset allocation strategy designed for investors seeking current income from their investment.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURN (%) AS OF 12/31
 EACH YEAR (1)




2002                                                 -2.63
2003                                                 13.97
2004                                                 10.32
2005                                                  3.41
2006                                                  8.44




 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    6.83%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -3.63%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006             PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
--------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)...........................      7.44          6.54           5.75
        (AFTER TAXES ON DISTRIBUTIONS) (2).......      6.27          5.84           5.10
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  SHARES) (2)....................................      4.96          5.27           4.61
S&P 500 Index (3)................................     15.79          6.19           4.10
Lehman Brothers Aggregate Bond Index (3).........      4.33          5.06           5.33
Morningstar Conservative Allocation Category
  Average........................................      8.17          5.66           4.29
Morningstar Target-Date 2000-2014 Category
  Average (4)....................................      8.60          5.39           4.99



 (1) Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on March 1, 2001.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 (4) Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle fixed income funds to their respective peers. The category formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       23
www.principal.com

                          PRINCIPAL LIFETIME 2010 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2002                                                 -5.26
2003                                                 17.54
2004                                                 11.21
2005                                                  4.87
2006                                                 11.42




 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    8.49%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -5.65%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006             PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
--------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)...........................     10.42          7.67           6.55
        (AFTER TAXES ON DISTRIBUTIONS) (2).......      9.40          7.06           5.99
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  SHARES) (2)....................................      6.95          6.33           5.38
S&P 500 Index (3)................................     15.79          6.19           4.10
Lehman Brothers Aggregate Bond Index.............      4.33          5.06           5.33
Morningstar Conservative Allocation Category
  Average........................................      8.17          5.66           4.29
Morningstar Target-Date 2000-2014 Category
  Average (4)....................................      8.60          5.39           4.99



 (1) Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on March 1, 2001.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 (4) Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle fixed income funds to their respective peers. The category formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 24       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

                          PRINCIPAL LIFETIME 2020 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2002                                                 -7.83
2003                                                 20.52
2004                                                 11.57
2005                                                  6.95
2006                                                 13.68




 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03   10.21%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -7.88%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006             PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
--------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)...........................     12.68          8.55           7.26
        (AFTER TAXES ON DISTRIBUTIONS) (2).......     11.73          7.95           6.72
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  SHARES) (2)....................................      8.48          7.12           6.02
S&P 500 Index (3)................................     15.79          6.19           4.10
Lehman Brothers Aggregate Bond Index (3).........      4.33          5.06           5.33
Morningstar Moderate Allocation Category
  Average........................................     11.26          6.09           4.88
Morningstar Target-Date 2015-2029 Category
  Average (4)....................................     12.41          6.88           5.67



 (1) Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on March 1, 2001.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 (4) Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle fixed income funds to their respective peers. The category formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       25
www.principal.com

                          PRINCIPAL LIFETIME 2030 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2002                                                 -10.96
2003                                                  22.14
2004                                                  11.92
2005                                                   7.66
2006                                                  14.61




 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    11.29%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -10.18%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006             PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
--------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)...........................     13.61          8.48           7.04
        (AFTER TAXES ON DISTRIBUTIONS) (2).......     12.75          7.99           6.59
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  SHARES) (2)....................................      9.11          7.13           5.89
S&P 500 Index (3)................................     15.79          6.19           4.10
Lehman Brothers Aggregate Bond Index (3).........      4.33          5.06           5.33
Morningstar Moderate Allocation Category
  Average........................................     11.26          6.09           4.88
Morningstar Target-Date 2030+ Category Average
  (4)............................................     14.40          7.60           5.84



 (1) Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on March 1, 2001.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 (4) Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle fixed income funds to their respective peers. The category formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 26       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

                          PRINCIPAL LIFETIME 2040 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2002                                                 -13.55
2003                                                  22.74
2004                                                  12.11
2005                                                   7.97
2006                                                  14.35





 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    12.11%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -12.28%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006             PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
--------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)...........................     13.85          8.09           7.07
        (AFTER TAXES ON DISTRIBUTIONS) (2).......     13.04          7.69           6.71
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  SHARES) (2)....................................      9.26          6.84           5.97
S&P 500 Index (3)................................     15.79          6.19           4.10
Lehman Brothers Aggregate Bond Index (3).........      4.33          5.06           5.33
Morningstar Moderate Allocation Category
  Average........................................     11.26          6.09           4.88
Morningstar Target-Date 2030+ Category Average
  (4)............................................     14.40          7.60           5.84



 (1) Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on March 1, 2001.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 (4) Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle fixed income funds to their respective peers. The category formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       27
www.principal.com

                          PRINCIPAL LIFETIME 2050 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2002                                                 -16.31
2003                                                  24.51
2004                                                  11.54
2005                                                   8.25
2006                                                  15.32




 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    13.07%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -14.88%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006    PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)..................     14.32          7.73           6.26
        (AFTER TAXES ON DISTRIBUTIONS)
  (2)...................................     13.57          7.39           5.94
        (AFTER TAXES ON DISTRIBUTIONS
  AND SALE OF SHARES) (2)...............      9.60          6.56           5.28
S&P 500 Index (3).......................     15.79          6.19           4.10
Lehman Brothers Aggregate Bond Index
  (3)...................................      4.33          5.06           5.33
Morningstar Large Blend Category
  Average...............................     14.12          5.92           4.10
Morningstar Target-Date 2030+ Category
  Average (4)...........................     14.40          7.60           5.84



 (1) Class J shares were first sold on June 15, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on March 1, 2001.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 (4) Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle fixed income funds to their respective peers. The category formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 28       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PGI has provided investment advice to each Principal LifeTime Fund since its inception.

As of October 31, 2006, each Principal LifeTime Fund's assets were allocated among the underlying funds as identified in the table below.

                                                                                                      PRINCIPAL
                                          PRINCIPAL   PRINCIPAL   PRINCIPAL   PRINCIPAL   PRINCIPAL    LIFETIME
                                           LIFETIME    LIFETIME    LIFETIME    LIFETIME    LIFETIME   STRATEGIC
                                             2010        2020        2030        2040        2050       INCOME
        UNDERLYING FUND                      FUND        FUND        FUND        FUND        FUND        FUND
        ---------------                   ---------   ---------   ---------   ---------   ---------   ---------
Bond & Mortgage Securities                   31.96%      24.33%      17.17%      11.85%       6.65%      38.47%
Disciplined LargeCap Blend                   10.37       15.43       17.31       18.94       21.09        5.33
Inflation Protection                          0.82                                                        1.31
International Emerging Markets                0.69        0.99        1.16        1.10        1.11
International Growth                          5.93        9.55       12.12       12.61       14.91        3.71
Large Cap Growth                              4.13        5.63        6.78        8.05        8.72        2.33
LargeCap Value                                3.03        4.15        5.12        6.13        6.37        1.73
Partners International                        1.36        1.54        1.82        2.10        2.23        0.62
Partners LargeCap Blend I                     0.97        1.67        1.68        1.84        2.01        0.60
Partners LargeCap Growth I                    1.17        1.22        1.64        2.15        2.15        0.56
Partners LargeCap Growth II                   2.77        3.84        4.62        5.54        5.81        1.43
Partners LargeCap Value                       4.90        6.44        7.82        9.14       10.26        2.75
Partners LargeCap Value I                     0.76        0.98        1.19        1.26        1.37
Partners MidCap Growth                                    0.42        0.63        0.70        0.86
Partners MidCap Value I                                   0.43        0.64        0.71        0.87
Partners SmallCap Growth I                                            0.45        0.71        0.88
Partners SmallCap Growth III                  0.52        1.62        1.97        2.44        2.89
Partners SmallCap Value I                                             0.45        0.71        0.98
Preferred Securities                          9.14        9.25        6.13        4.05        2.72       10.04
Real Estate Securities                        8.73        8.66        7.16        4.89        2.67        6.97
SmallCap S&P 600 Index                        3.61        2.24        2.15        2.62        2.52        2.14
SmallCap Value                                0.56        1.61        1.99        2.46        2.93
Ultra Short Bond                              8.58                                                       22.01
                                            ------      ------      ------      ------      ------      ------
                                   TOTAL    100.00%     100.00%     100.00%     100.00%     100.00%     100.00%


HISTORICAL PERFORMANCE
The following bar charts and tables show the historical investment performance of each Principal LifeTime Fund. The bar chart for each Fund shows how the Fund's total return has varied year-by-year, and the table for the Fund shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Fund. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Each Fund's investment return is net of the operating expenses of each of the underlying funds.


Principal Investors Fund                            RISK/RETURN SUMMARY       29
www.principal.com

FEES AND EXPENSES OF THE PRINCIPAL LIFETIME FUNDS
The following table shows the operating expenses (expressed as a percentage of average daily net assets) incurred by the Institutional Class shares of the Principal LifeTime Funds during the fiscal year ended October 31, 2006. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the Principal LifeTime Funds through their investments in the underlying funds based on expenses of the underlying funds for the fiscal year ended October 31, 2006.

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                   CLASS J SHARES
-------------------------------------------------------------------------------------------------------------------
                                                                                                          PRINCIPAL
                                              PRINCIPAL   PRINCIPAL   PRINCIPAL   PRINCIPAL   PRINCIPAL    LIFETIME
                                               LIFETIME    LIFETIME    LIFETIME    LIFETIME    LIFETIME   STRATEGIC
                                                 2010        2020        2030        2040        2050       INCOME
FOR THE YEAR ENDED OCTOBER 31, 2006              FUND        FUND        FUND        FUND        FUND        FUND
-------------------------------------------------------------------------------------------------------------------
Management Fees.............................    0.1225%     0.1225%     0.1225%     0.1225%     0.1225%     0.1225%
12b-1 Fees..................................    0.5000      0.5000      0.5000      0.5000      0.5000      0.5000
Other Expenses..............................    0.0600      0.0700      0.0900      0.1600      0.3100      0.1000
                                                ------      ------      ------      ------      ------      ------
        TOTAL ANNUAL FUND OPERATING EXPENSES    0.6825%     0.6925%     0.7125%     0.7825%     0.9325%     0.7225%
Fee Reduction and/or Expense Reimbursement
  at Principal LifeTime Fund level (1) (2)..    0.0500      0.0500      0.0500      0.0600      0.1825      0.0600
                                                ------      ------      ------      ------      ------      ------
                                NET EXPENSES    0.6325%     0.6425%     0.6625%     0.7225%     0.7500%     0.6625%
Acquired Fund ("Underlying Fund") Fees and
  Expenses..................................    0.6000      0.6800      0.6900      0.6900      0.7100      0.5600
                                                ------      ------      ------      ------      ------      ------
        TOTAL ANNUAL FUND OPERATING EXPENSES    1.2325%     1.3225%     1.3525%     1.4125%     1.4600%     1.2225%



 (1) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) not to exceed 0.75% for the Principal LifeTime 2010 Fund, 0.75% for the Principal LifeTime 2020 Fund, 0.75% for the Principal LifeTime 2030 Fund, 0.75% for the Principal LifeTime 2040 Fund, 0.75% for the Principal Lifetime 2050 Fund and 0.75% for the Principal Strategic Income Fund.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 EXAMPLE
 The examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, including the operating expenses of the underlying funds, remain the same. If the separate Fund expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                              CLASS J SHARES
      ----------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SELL YOUR
                                          IF YOU SELL YOUR SHARES                   SHARES
      ----------------------------------------------------------------------------------------------
                                                     NUMBER OF YEARS YOU OWN YOUR SHARES
      ----------------------------------------------------------------------------------------------
                                          1      3      5      10          1      3      5      10
      ----------------------------------------------------------------------------------------------
      PRINCIPAL LIFETIME 2010 FUND       $226   $401   $698  $1,543       $126   $401   $698  $1,543
      PRINCIPAL LIFETIME 2020 FUND        235    429    746   1,644        135    429    746   1,644
      PRINCIPAL LIFETIME 2030 FUND        238    438    762   1,677        138    438    762   1,677
      PRINCIPAL LIFETIME 2040 FUND        244    459    797   1,754        144    459    797   1,754
      PRINCIPAL LIFETIME 2050 FUND        249    497    872   1,926        149    497    872   1,926
      PRINCIPAL LIFETIME STRATEGIC
        INCOME FUND                       225    400    697   1,542        125    400    697   1,542




 30       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PARTNERS LARGECAP BLEND FUND
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS LARGECAP BLEND FUND II)


SUB-ADVISOR(S):    T. Rowe Price Associates, Inc. ("T. Rowe Price")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.


MAIN STRATEGIES AND RISKS
The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of December 31, 2006 this range was between approximately $1.4 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund will generally remain fully invested (less than 5% cash reserves) and will have approximately the same industry weightings as compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range. In addition, the Fund has the ability to purchase stocks whose market capitalization falls below the range of companies in the S&P 500 Index.

T. Rowe Price uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index. T. Rowe Price generally purchases for the Fund securities issued by companies in the S&P 500 Index, and therefore, its stock selection process will result in the purchase of both growth and value stocks.

A team of T. Rowe Price equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.

In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


Principal Investors Fund                            RISK/RETURN SUMMARY       31
www.principal.com

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk

- Derivatives Risk
- Value Stock Risk

- Market Segment (LargeCap) Risk
- Growth Stock Risk
- Securities Lending Risk

T. Rowe Price became the Sub-Advisor to the Fund effective March 9, 2004.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                  -7.98
2002                                                 -17.17
2003                                                  22.90
2004                                                   9.41
2005                                                   4.16
2006                                                  15.22



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                             Q2 '03    14.02%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                             Q3 '02   -15.63%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                        PAST 1 YEAR   PAST 5 YEAR   LIFE OF FUND
----------------------------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)......................................................     14.22          5.98          3.78
       (AFTER TAXES ON DISTRIBUTIONS) (2)...................................     13.07          5.37          3.28
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)................     10.23          5.01          3.13
S&P 500 Index (3)...........................................................     15.79          6.19          2.94
Morningstar Large Blend Category Average....................................     14.12          5.92          3.10



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 32       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
      -------------------------------------------------------------------------------------
      Management Fees.............................................................    0.74%
      12b-1 Fees..................................................................    0.50
      Other Expenses (1)..........................................................    0.18
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    1.43%
      Expense Reimbursement (2) (3)...............................................    0.06
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    1.37%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $239    $447    $776   $1,708       $139    $447    $776   $1,708




Principal Investors Fund                            RISK/RETURN SUMMARY       33
www.principal.com

PARTNERS LARGECAP BLEND FUND I
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS LARGECAP BLEND FUND I)


SUB-ADVISOR(S):    Goldman Sachs Asset Management, L.P. ("GSAM")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


MAIN STRATEGIES AND RISKS
The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in "equity securities" of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2006, the range was between approximately $1.4 billion and $446.9 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company's "publicly-issued securities". Up to 25% of Fund assets may be invested in foreign securities.

GSAM seeks to outperform the S&P 500 Index by overweighting stocks that it believes are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Active Trading Risk
- Underlying Fund Risk

- Derivatives Risk
- Value Stock Risk
- Exchange Rate Risk

- Market Segment (LargeCap) Risk
- Growth Stock Risk
- Foreign Securities Risk
- Securities Lending Risk

GSAM became Sub-Advisor to the Fund on December 16, 2002.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                 -17.42
2002                                                 -25.65
2003                                                  26.74
2004                                                  10.03
2005                                                   5.42
2006                                                  13.00



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    14.11%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -17.73%




 34       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                    PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
---------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)..................................     12.00          4.31            0.00
        (AFTER TAXES ON DISTRIBUTIONS) (2)..............     11.99          4.24           -0.07
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  SHARES) (2)...........................................      7.81          3.70           -0.02
S&P 500 Index (3).......................................     15.79          6.19            2.94
Morningstar Large Blend Category Average................     14.12          5.92            3.10



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."

FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2006

                                                                                    CLASS J
      -------------------------------------------------------------------------------------
      Management Fees.............................................................    0.45%
      12b-1 Fees..................................................................    0.50
      Other Expenses (1)..........................................................    0.21
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    1.16%
      Expense Reimbursement (2) (3)...............................................    0.07
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    1.09%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $211    $362    $632   $1,403       $111    $362    $632   $1,403




Principal Investors Fund                            RISK/RETURN SUMMARY       35
www.principal.com

LARGECAP GROWTH FUND


SUB-ADVISOR(S):    Columbus Circle Investors ("CCI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000(R) Growth Index (as of December 31, 2006 this range was between approximately $1.2 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. To meet its investment objective, the Fund may invest in initial public offerings.

CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in depth analysis of company fundamentals in the context of the prevailing economic environment, CCI's team of investment professionals selects companies that meet the criteria of positive momentum in a company's progress and positive surprise in reported results.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Underlying Fund Risk
- Exchange Rate Risk

- Derivatives Risk
- Active Trading Risk
- Foreign Securities Risk
- Securities Lending Risk

- Market Segment (LargeCap) Risk
- Growth Stock Risk
- Initial Public Offerings Risk




 36       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

CCI became the Fund's Sub-Advisor on January 5, 2005.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                 -24.84
2002                                                 -28.97
2003                                                  23.43
2004                                                   8.69
2005                                                  10.69
2006                                                   9.07



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q4 '01    13.49%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q1 '01   -23.94%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                        PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)......................................................      8.07          2.77           -3.53
        (AFTER TAXES ON DISTRIBUTIONS) (2)..................................      7.86          2.70           -3.60
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)...............      5.53          2.35           -2.98
Russell 1000 Growth Index (3)...............................................      9.07          2.69           -1.58
Morningstar Large Growth Category Average...................................      6.93          2.88           -1.26



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       37
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
      -------------------------------------------------------------------------------------
      Management Fees (1).........................................................    0.64%
      12b-1 Fees..................................................................    0.50
      Other Expenses..............................................................    0.32
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    1.46%
      Expense Reimbursement (2)...................................................    0.05
                                                                                      ----
                                                                      NET EXPENSES    1.41%



 (1) Expense information has been restated to reflect current fees. The Fund's management fees were increased effective January 16, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $244    $457    $793   $1,742       $144    $457    $793   $1,742




 38       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PARTNERS LARGECAP GROWTH FUND I
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS LARGECAP GROWTH FUND I)


SUB-ADVISOR(S):    T. Rowe Price Associates, Inc. ("T. Rowe Price")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies with large market capitalizations that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with market capitalizations within the range of companies in the Russell 1000(R) Growth Index (as of December 31, 2006, this range was between approximately $1.2 billion and $446.9 billion) at the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The market capitalization of companies in the Fund's portfolio and the Russell index will change over time, and the Fund will not automatically sell or cease to purchase the stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range.

T. Rowe Price generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing its investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective.

Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices and foreign currencies.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Exchange Rate Risk
- Foreign Securities Risk

- Derivatives Risk
- Growth Stock Risk
- Underlying Fund Risk
- Securities Lending Risk

- Market Segment (LargeCap) Risk
- Active Trading Risk


Principal Investors Fund                            RISK/RETURN SUMMARY       39
www.principal.com

T. Rowe Price became Sub-Advisor to the Fund on August 24, 2004.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                 -15.12
2002                                                 -28.41
2003                                                  22.57
2004                                                   8.13
2005                                                   6.69
2006                                                   5.34



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    12.66%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -18.76%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD
ENDED DECEMBER
31, 2006          PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------
CLASS J (BEFORE
  TAXES)........      4.34          1.29           -2.60
        (AFTER
  TAXES ON
  DISTRIBUTIONS)
  (2)...........      3.60          0.98           -2.85
        (AFTER
  TAXES ON
  DISTRIBUTIONS
  AND SALE OF
  SHARES) (2)...      3.77          1.06           -2.23
Russell 1000
  Growth Index
  (3)...........      9.07          2.69           -1.58
Morningstar
  Large Growth
  Category
  Average.......      6.93          2.88           -1.26



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 40       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
      -------------------------------------------------------------------------------------
      Management Fees.............................................................    0.74%
      12b-1 Fees..................................................................    0.50
      Other Expenses (1)..........................................................    0.31
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    1.55%
      Expense Reimbursement (2) (3)...............................................    0.06
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    1.49%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $252    $484    $839   $1,840       $152    $484    $839   $1,840




Principal Investors Fund                            RISK/RETURN SUMMARY       41
www.principal.com

PARTNERS LARGECAP GROWTH FUND II
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS LARGECAP GROWTH FUND II)


SUB-ADVISOR(S):    American Century Investment Management, Inc. ("American Century")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2006, the range was between approximately $1.2 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

American Century selects stocks of larger-sized companies it believes will increase in value over time using a growth investment strategy it developed. In implementing this strategy, American Century uses a bottom-up approach to stock selection. This means that American Century makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using its extensive computer database, as well as other primary analytical research tools, American Century tracks financial information for individual companies to identify and evaluate trends in earnings, revenues, and other business fundamentals. Under normal market conditions, the Fund's portfolio will primarily consist of securities of companies demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company's business. These techniques help American Century buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

Although American Century intends to invest the Fund's assets primarily in U.S. stocks, the Fund may invest up to 25% of its assets in securities of foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.

American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in debt securities, options, preferred stock and equity equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Underlying Fund Risk
- Foreign Exchange Rate Risk

- Derivatives Risk
- Growth Stock Risk
- Securities Lending Risk

- Market Segment (LargeCap) Risk
- Foreign Securities Risk

American Century has been the Fund's Sub-Advisor since December 6, 2000.


 42       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                 -18.51
2002                                                 -26.61
2003                                                  24.91
2004                                                   8.41
2005                                                   4.00
2006                                                   6.91



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q4 '01    14.27%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q1 '01   -20.15%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                        PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)......................................................      5.93          2.02           -2.68
        (AFTER TAXES ON DISTRIBUTIONS) (2)..................................      3.84          1.50           -3.09
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)...............      4.95          1.56           -2.38
Russell 1000 Growth Index (3)...............................................      9.07          2.69           -1.58
Morningstar Large Growth Category Average...................................      6.93          2.88           -1.26



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED
      OCTOBER 31, 2006         CLASS J
      --------------------------------
      Management Fees........    0.99%
      12b-1 Fees.............    0.50
      Other Expenses (1).....    0.39
                                 ----
            TOTAL ANNUAL FUND
           OPERATING EXPENSES    1.88%
      Expense Reimbursement
        (2) (3) (4)..........    0.13
                                 ----
                 NET EXPENSES    1.75%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues,

Principal Investors Fund                            RISK/RETURN SUMMARY       43
www.principal.com
     and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 (4) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.75%.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $278    $576   $1,002  $2,189       $178    $576   $1,002  $2,189




 44       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

LARGECAP S&P 500 INDEX FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.


MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the S&P 500 Index. PGI attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2006, the market capitalization range of the Index was between approximately $1.4 billion and $446.9 billion. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of
1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P 500. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund's assets. PGI may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Market Segment (LargeCap) Risk
- Securities Lending Risk

NOTE: "Standard & Poor's 500" and "S&P 500(R)" are trademarks of The McGraw-Hill
      Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


Principal Investors Fund                            RISK/RETURN SUMMARY       45
www.principal.com

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                 -12.84
2002                                                 -22.97
2003                                                  26.89
2004                                                   9.76
2005                                                   4.01
2006                                                  14.77



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    14.93%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -17.49%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                        PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)......................................................     13.77          5.07           1.44
        (AFTER TAXES ON DISTRIBUTIONS) (2)..................................     13.54          4.71           1.13
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)...............      9.26          4.31           1.17
S&P 500 Index (3)...........................................................     15.79          6.19           2.94
Morningstar Large Blend Category Average....................................     14.12          5.92           3.10



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 46       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
      -------------------------------------------------------------------------------------
      Management Fees.............................................................    0.15%
      12b-1 Fees..................................................................    0.50
      Other Expenses (1)..........................................................    0.18
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    0.83%
      Expense Reimbursement (2) (3)...............................................    0.06
                                                                                      ----
                                                                      NET EXPENSES    0.77%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $179    $259    $455   $1,020        $79    $259    $455   $1,020




Principal Investors Fund                            RISK/RETURN SUMMARY       47
www.principal.com

LARGECAP VALUE FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000(R) Value Index, which as of December 31, 2006 ranged between approximately $1.3 billion and $446.9 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
- determination that a stock is selling below its fair market value;
- early recognition of changes in a company's underlying fundamentals;
- evaluation of the sustainability of fundamental changes; and
- monitoring a stock's behavior in the market to assess the timeliness of the investment.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Underlying Fund Risk
- Exchange Rate Risk

- Derivatives Risk
- Active Trading Risk
- Foreign Securities Risk

- Market Segment (LargeCap) Risk
- Value Stock Risk
- Securities Lending Risk


 48       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                  -8.03
2002                                                 -13.72
2003                                                  24.11
2004                                                  11.43
2005                                                   5.91
2006                                                  19.14




  Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    14.93%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -15.25%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                        PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS (BEFORE TAXES)........................................................     18.14           8.53          6.05
       (AFTER TAXES ON DISTRIBUTIONS) (2)...................................     17.15           8.05          5.65
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)................     13.08           7.32          5.16
Russell 1000 Value Index (3)................................................     22.25          10.86          7.93
Morningstar Large Value Category Average....................................     18.18           8.38          6.38



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       49
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
      -------------------------------------------------------------------------------------
      Management Fees.............................................................    0.45%
      12b-1 Fees..................................................................    0.50
      Other Expenses (1)..........................................................    0.28
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    1.23%
      Expense Reimbursement (2) (3)...............................................    0.06
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    1.17%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $219    $384    $670   $1,483       $119    $384    $670   $1,483




 50       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PARTNERS LARGECAP VALUE FUND
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS LARGECAP VALUE FUND III)


SUB-ADVISOR(S):    AllianceBernstein L.P. ("AllianceBernstein")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, AllianceBernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000(R) Value Index (as of December 31, 2006, this range was between approximately $1.3 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

AllianceBernstein employs an investment strategy, generally described as "value" investing. The firm seeks securities that exhibit low financial ratios, can be acquired for less than what AllianceBernstein believes is the issuer's intrinsic value, or whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to AllianceBernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that AllianceBernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For AllianceBernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Underlying Fund Risk
- Exchange Rate Risk

- Derivatives Risk
- Value Stock Risk
- Securities Lending Risk

- Market Segment (LargeCap) Risk
- Foreign Securities Risk


Principal Investors Fund                            RISK/RETURN SUMMARY       51
www.principal.com

AllianceBernstein has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                   4.60
2002                                                 -14.37
2003                                                  26.23
2004                                                  12.41
2005                                                   4.48
2006                                                  20.98



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                             Q2 '03    15.40%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                             Q3 '02   -18.69%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                        PAST 1 YEAR   PAST 5 YEAR   LIFE OF FUND
----------------------------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES.......................................................     19.98          8.96          8.96
        (AFTER TAXES ON DISTRIBUTIONS) (2)..................................     19.01          8.56          8.58
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)...............     14.26          7.75          7.77
Russell 1000 Value Index (3)................................................     22.25         10.86          7.93
Morningstar Large Value Category Average....................................     18.18          8.38          6.38



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 52       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
      -------------------------------------------------------------------------------------
      Management Fees.............................................................    0.77%
      12b-1 Fees..................................................................    0.50
      Other Expenses..............................................................    0.20
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    1.47%
      Expense Reimbursement (1)...................................................    0.05
                                                                                      ----
                                                                      NET EXPENSES    1.42%



 (1) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $245    $460    $798   $1,753       $145    $460    $798   $1,753




Principal Investors Fund                            RISK/RETURN SUMMARY       53
www.principal.com

MIDCAP BLEND FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap(R) Index (as of December 31, 2006, this range was between approximately $1.2 billion and $20.3 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that superior stock selection is the key to consistent out-performance. PGI seeks to achieve superior stock selection by systematically evaluating company fundamentals and in-depth original research.

PGI focuses its stock selections on established companies that it believes have a sustainable competitive advantage. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- MidCap Stock Risk

- Derivatives Risk
- Growth Stock Risk
- Initial Public Offerings Risk
- Securities Lending Risk

- Market Segment (MidCap) Risk
- Value Stock Risk
- Active Trading Risk


 54       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                 -4.03
2002                                                 -9.30
2003                                                 30.67
2004                                                 16.74
2005                                                  8.38
2006                                                 13.35



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    13.87%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '01   -10.76%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                        PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)......................................................     12.35          11.19          9.15
        (AFTER TAXES ON DISTRIBUTIONS) (2)..................................     10.60          10.44          8.53
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)...............     10.00           9.69          7.92
Russell Midcap Index (3)....................................................     15.26          12.88          9.56
Morningstar Mid-Cap Blend Category Average..................................     13.92          10.51          8.86



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       55
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
      -------------------------------------------------------------------------------------
      Management Fees.............................................................    0.64%
      12b-1 Fees..................................................................    0.50
      Other Expenses (1)..........................................................    0.22
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    1.36%
      Expense Reimbursement (2) (3)...............................................    0.06
                                                                                      ----
                                                                      NET EXPENSES    1.30%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $232    $425    $739   $1,630       $132    $425    $739   $1,630




 56       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

MIDCAP GROWTH FUND


SUB-ADVISOR(S):    Columbus Circle Investors ("CCI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2006, this range was between approximately $1.2 billion and $20.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, CCI's team of investment professionals seeks to select companies that meet the criteria of positive momentum in a company's progress and positive surprise in reported results.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Small Company Risk

- Derivatives Risk
- Growth Stock Risk
- Initial Public Offerings Risk
- Securities Lending Risk

- Market Segment (MidCap) Risk
- Active Trading Risk
- MidCap Stock Risk




Principal Investors Fund                            RISK/RETURN SUMMARY       57
www.principal.com

CCI became the Fund's Sub-Advisor on January 5, 2005.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                 -25.41
2002                                                 -41.07
2003                                                  31.06
2004                                                   9.44
2005                                                  12.32
2006                                                   1.41



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q4 '01    35.48%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '01   -36.65%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                        PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)......................................................      0.41          -0.76          -5.89
        (AFTER TAXES ON DISTRIBUTIONS) (2)..................................      0.41          -0.76          -5.89
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)...............      0.27          -0.64          -4.88
Russell Midcap Growth Index (3).............................................     10.66           8.22           2.87
Morningstar Mid-Cap Growth Category Average.................................      9.01           6.48           2.13



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 58       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
      -------------------------------------------------------------------------------------
      Management Fees.............................................................    0.65%
      12b-1 Fees..................................................................    0.50
      Other Expenses (1)..........................................................    0.39
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    1.54%
      Expense Reimbursement (2) (3)...............................................    0.11
                                                                                      ----
                                                                      NET EXPENSES    1.43%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $246    $476    $829   $1,825       $146    $476    $829   $1,825




Principal Investors Fund                            RISK/RETURN SUMMARY       59
www.principal.com

PARTNERS MIDCAP GROWTH FUND
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS MIDCAP GROWTH FUND III)


SUB-ADVISOR(S):    Turner Investment Partners, LLC ("Turner")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2006 this range was between approximately $1.2 billion and $20.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.

Turner selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Small Company Risk

- Derivatives Risk
- Growth Stock Risk
- Initial Public Offerings Risk
- Underlying Fund Risk
- Securities Lending Risk
  - Market Segment (MidCap) Risk
- Active Trading Risk
- MidCap Stock Risk


 60       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

Turner has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)





2001                                                 -28.06
2002                                                 -32.51
2003                                                  47.14
2004                                                  11.23
2005                                                  11.17
2006                                                   5.59



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q4 '01    24.74%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '01   -31.53%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                                        PAST 1 YEAR   PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)......................................................................      4.59          5.33
        (AFTER TAXES ON DISTRIBUTIONS) (2)..................................................      4.13          5.22
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)...............................      3.63          4.60
Russell Midcap Growth Index (3).............................................................     10.66          8.22
Morningstar Mid-Cap Growth Category Average.................................................      9.01          6.48
FOR THE PERIOD ENDED DECEMBER 31, 2006                                                        LIFE OF FUND
----------------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)......................................................................      -1.89
        (AFTER TAXES ON DISTRIBUTIONS) (2)..................................................      -1.97
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)...............................      -1.59
Russell Midcap Growth Index (3).............................................................       2.87
Morningstar Mid-Cap Growth Category Average.................................................       2.13



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       61
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
      -------------------------------------------------------------------------------------
      Management Fees.............................................................    1.00%
      12b-1 Fees..................................................................    0.50
      Other Expenses (1)..........................................................    0.29
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    1.79%
      Expense Reimbursement (2) (3)...............................................    0.06
                                                                                      ----
                                                                      NET EXPENSES    1.73%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $276    $557    $964   $2,100       $176    $557    $964   $2,100




 62       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

MIDCAP S&P 400 INDEX FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.


MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index. The Sub-Advisor, PGI, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2006, the market capitalization range of the Index was between approximately $522 million and $10.6 billion. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap
400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P MidCap 400. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund's assets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- MidCap Stock Risk

- Market Segment (MidCap) Risk
- Securities Lending Risk

- Derivatives Risk



NOTE:  "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
       McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard &
       Poor's makes no representation regarding the advisability of investing in the
       Fund.




Principal Investors Fund                            RISK/RETURN SUMMARY       63
www.principal.com

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                  -1.72
2002                                                 -16.07
2003                                                  33.71
2004                                                  15.18
2005                                                  11.31
2006                                                   9.37



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q4 '01    17.50%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -16.87%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                        PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)......................................................      8.37           9.49          8.02
        (AFTER TAXES ON DISTRIBUTIONS) (2)..................................      7.65           9.04          7.60
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)...............      6.15           8.17          6.88
S&P MidCap 400 Index (3)....................................................     10.32          10.89          8.89
Morningstar Mid-Cap Blend Category Average..................................     13.92          10.51          8.86



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 64       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
      -------------------------------------------------------------------------------------
      Management Fees.............................................................    0.15%
      12b-1 Fees..................................................................    0.50
      Other Expenses (1)..........................................................    0.28
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    0.93%
      Expense Reimbursement (2) (3)...............................................    0.07
                                                                                      ----
                                                                      NET EXPENSES    0.86%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $188    $289    $508   $1,137        $88    $289    $508   $1,137




Principal Investors Fund                            RISK/RETURN SUMMARY       65
www.principal.com

MIDCAP VALUE FUND
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS MIDCAP VALUE FUND III)


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI") and Barrow, Hanley, Mewhinney &
                   Strauss, Inc. ("BHMS")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of December 31, 2006, this range was between approximately $1.3 billion and $19.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

The portion of Fund assets managed by PGI is invested in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

The BHMS investment strategy emphasizes low P/E ratios, low price to book ratios and high dividend yields, which should offer protection in a declining market environment. In a rising market environment, BHMS expects these securities to benefit from growth in profitability and earnings. The firm conducts its own market research and believes that individual stock selection is more important than sector weightings. BHMS normally does not time the market for short-term gains.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.


 66       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Small Company Risk

- Derivatives Risk
- Value Stock Risk
- Initial Public Offerings Risk
- Securities Lending Risk

- Market Segment (MidCap) Risk
- Active Trading Risk
- MidCap Stock Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000. BHMS was added as an additional Sub-Advisor on July 13, 2005.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                  2.66
2002                                                 -8.95
2003                                                 26.80
2004                                                 15.67
2005                                                 12.13
2006                                                 15.37



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    14.64%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -12.89%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD
ENDED DECEMBER
31, 2006          PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------
CLASS J (BEFORE
  TAXES)........     14.37          11.56          10.87
        (AFTER
  TAXES ON
  DISTRIBUTIONS)
  (2)...........     13.28          10.16           9.53
        (AFTER
  TAXES ON
  DISTRIBUTIONS
  AND SALE OF
  SHARES) (2)...     10.72           9.50           8.91
Russell Midcap
  Value Index
  (3)...........     20.22          15.88          13.51
Morningstar Mid-
  Cap Value
  Category
  Average.......     15.89          11.55          11.11



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       67
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
      -------------------------------------------------------------------------------------
      Management Fees.............................................................    0.65%
      12b-1 Fees..................................................................    0.50
      Other Expenses (1)..........................................................    0.21
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    1.36%
      Expense Reimbursement (2) (3)...............................................    0.07
                                                                                      ----
                                                                      NET EXPENSES    1.29%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $231    $424    $738   $1,629       $131    $424    $738   $1,629




 68       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PARTNERS MIDCAP VALUE FUND
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS MIDCAP VALUE FUND II)


SUB-ADVISOR(S):    Neuberger Berman Management, Inc. ("Neuberger Berman") and Jacobs Levy
                   Equity Management, Inc. ("Jacobs Levy")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap(R) Value Index (as of December 31, 2006, this range was between approximately $1.3 billion and $19.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well-known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

Each of the Sub-Advisors selects stocks using a value oriented investment approach.

Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
- strong fundamentals, such as a company's financial, operational, and competitive positions;
- consistent cash flow; and
- a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value. This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive.

Jacobs Levy selects stocks by using proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as "disentangling." The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return.

Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single-factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.

The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment

Principal Investors Fund                            RISK/RETURN SUMMARY       69
www.principal.com
professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Small Company Risk
- Initial Public Offerings Risk

- Value Stock Risk
- MidCap Stock Risk
- Securities Lending Risk

- Market Segment (MidCap) Risk
- Underlying Fund Risk

Neuberger Berman has been the Fund's Sub-Advisor since December 6, 2000. Jacobs Levy was added as an additional Sub-Advisor on June 30, 2006.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                  -2.66
2002                                                 -10.75
2003                                                  34.66
2004                                                  21.45
2005                                                   9.89
2006                                                  12.77



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q4 '03    14.36%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -14.59%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD
ENDED DECEMBER
31, 2006          PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------
CLASS J (BEFORE
  TAXES)........     11.77          12.58          10.89
        (AFTER
  TAXES ON
  DISTRIBUTIONS)
  (2)...........      9.87          11.50          10.01
        (AFTER
  TAXES ON
  DISTRIBUTIONS
  AND SALE OF
  SHARES) (2)...      8.96          10.69           9.30
Russell Midcap
  Value Index
  (3)...........     20.22          15.88          13.51
Morningstar Mid-
  Cap Value
  Category
  Average.......     15.89          11.55          11.11



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 70       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
      -------------------------------------------------------------------------------------
      Management Fees.............................................................    1.00%
      12b-1 Fees..................................................................    0.50
      Other Expenses (1)..........................................................    0.31
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    1.81%
      Expense Reimbursement (2) (3)...............................................    0.06
                                                                                      ----
                                                                      NET EXPENSES    1.75%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $278    $564    $974   $2,122       $178    $564    $974   $2,122




Principal Investors Fund                            RISK/RETURN SUMMARY       71
www.principal.com

REAL ESTATE SECURITIES FUND


SUB-ADVISOR(S):    Principal Real Estate Investors, LLC ("Principal - REI")

OBJECTIVE:         The Fund seeks to generate a total return.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund may invest in smaller capitalization companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
- equity REITs, which primarily own property and generate revenue from rental income;
- mortgage REITs, which invest in real estate mortgages; and
- hybrid REITs, which combine the characteristics of both equity and mortgage REITs.
In selecting securities for the Fund, the Sub-Advisor, Principal - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies. The Fund is "nondiversified," which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Sector Risk
- Prepayment Risk
- Derivatives Risk
- Exchange Rate Risk
- Underlying Fund Risk
- Non-Diversification Risk
- Small Company Risk
- Real Estate Securities Risk
- Active Trading Risk
- Securities Lending Risk




 72       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

Principal-REI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                  7.34
2002                                                  6.87
2003                                                 37.01
2004                                                 32.94
2005                                                 14.70
2006                                                 35.58




 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q4 '04   17.36%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q2 '04   -7.48%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                                       PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES) .....................................................     34.58          24.80          22.11
        (AFTER TAXES ON DISTRIBUTIONS) (2)..................................     32.83          23.44          20.73
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)...............     24.45          21.48          19.08
MSCI US REIT Index (3)......................................................     35.92          23.22          21.42
Morningstar Specialty - Real Estate Category Average........................     33.61          22.98          20.90



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       73
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
      -------------------------------------------------------------------------------------
      Management Fees.............................................................    0.84%
      12b-1 Fees..................................................................    0.50
      Other Expenses (1)..........................................................    0.20
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    1.54%
      Expense Reimbursement (2)...................................................    0.05
                                                                                      ----
                                                                      NET EXPENSES    1.49%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $252    $482    $835   $1,830       $152    $482    $835   $1,830




 74       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

SMALLCAP BLEND FUND (Closed to new investors as of September 1, 2007)


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000(R) Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

PGI may purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risks
- Foreign Securities Risk
- Exchange Rate Risk
- Small Company Risk

- Derivatives Risk
- Growth Stock Risk
- Active Trading Risk
- Securities Lending Risk

- Market Segment (SmallCap) Risk
- Value Stock Risk
- Initial Public Offerings Risk




Principal Investors Fund                            RISK/RETURN SUMMARY       75
www.principal.com

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                   6.67
2002                                                 -17.85
2003                                                  41.48
2004                                                  15.54
2005                                                   8.96
2006                                                  13.48



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    19.68%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -16.33%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                        PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES) .....................................................     12.48          10.67          10.92
        (AFTER TAXES ON DISTRIBUTIONS) (2)..................................     11.11          10.00          10.35
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2) ..............      9.97           9.25           9.53
Russell 2000 Index (3)......................................................     18.37          11.39           9.85
Morningstar Small Blend Category Average....................................     15.06          11.72          11.21


 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 76       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
      -------------------------------------------------------------------------------------
      Management Fees.............................................................    0.75%
      12b-1 Fees..................................................................    0.50
      Other Expenses (1)..........................................................    0.21
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    1.46%
      Expense Reimbursement (2) (3)...............................................    0.06
                                                                                      ----
                                                                      NET EXPENSES    1.40%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $243    $456    $792   $1,741       $143    $456    $792   $1,741




Principal Investors Fund                            RISK/RETURN SUMMARY       77
www.principal.com

SMALLCAP GROWTH FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of December 31, 2006, the range was between approximately $39 million and $3.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

The Fund may invest in foreign securities, including securities of companies that are located or do business in emerging markets, and in initial public offerings.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Underlying Fund Risk
- Derivatives Risk
- Growth Stock Risk
- Active Trading Risk
- Emerging Market Risk
- Market Segment (SmallCap) Risk
- Small Company Risk
- Initial Public Offerings Risk
- Securities Lending Risk




 78       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                   0.77
2002                                                 -39.83
2003                                                  47.12
2004                                                  13.61
2005                                                   3.60
2006                                                  10.75



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q4 '01    33.36%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '01   -33.20%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                                       PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES) .....................................................      9.75          2.90           1.79
        (AFTER TAXES ON DISTRIBUTIONS) (2) .................................      9.02          2.39           1.10
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)...............      7.33          2.42           1.30
Russell 2000 Growth Index (3)...............................................     13.35          6.93           4.05
Morningstar Small Growth Category Average...................................     10.50          6.12           3.61



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       79
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
      -------------------------------------------------------------------------------------
      Management Fees.............................................................    0.75%
      12b-1 Fees..................................................................    0.50
      Other Expenses (1)..........................................................    0.29
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    1.54%
      Expense Reimbursement (2) (3)...............................................    0.05
                                                                                      ----
                                                                      NET EXPENSES    1.49%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $252    $481    $834   $1,830       $152    $481    $834   $1,830




 80       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PARTNERS SMALLCAP GROWTH FUND I
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS SMALLCAP GROWTH FUND I)


SUB-ADVISOR(S):    AllianceBernstein L.P. ("AllianceBernstein")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2006, the range was between approximately $39 million and $3.1 billion)) at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

The Sub-Advisor, AllianceBernstein, employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies with above average sales growth and competitive returns on equity relative to their peers. In doing so, AllianceBernstein analyzes such factors as:
- Earnings growth potential relative to competitors
- Market share and competitive leadership of the company's products
- Quality of management
- Financial condition (such as debt to equity ratio)
- Valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

AllianceBernstein follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Market Segment (Mid Cap and Small Cap) Risk

- Derivatives Risk
- Growth Stock Risk
- Small Company Risk
- Securities Lending Risk

- Initial Public Offerings Risk
- MidCap Stock Risk
- Underlying Fund Risk


Principal Investors Fund                            RISK/RETURN SUMMARY       81
www.principal.com

Alliance became Sub-Advisor to the Fund on March 29, 2003.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                 -14.64
2002                                                 -41.11
2003                                                  46.12
2004                                                  13.41
2005                                                   4.56
2006                                                   9.31



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q4 '01    27.02%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '01   -26.73%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                        PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)......................................................      8.31          2.21           -0.16
        (AFTER TAXES ON DISTRIBUTIONS) (2)..................................      7.60          2.08           -0.27
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)...............      6.35          1.89           -0.14
Russell 2000 Growth Index (3)...............................................     13.35          6.93            4.05
Morningstar Small Growth Category Average...................................     10.50          6.12            3.61



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 82       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
      -------------------------------------------------------------------------------------
      Management Fees.............................................................    1.10%
      12b-1 Fees..................................................................    0.50
      Other Expenses (1)..........................................................    0.51
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    2.11%
      Expense Reimbursement (2) (3) (4)...........................................    0.08
                                                                                      ----
                                                                      NET EXPENSES    2.03%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 (4) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 2.05%.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $306    $652   $1,126  $2,434       $206    $652   $1,126  $2,434




Principal Investors Fund                            RISK/RETURN SUMMARY       83
www.principal.com

PARTNERS SMALLCAP GROWTH FUND II
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS SMALLCAP GROWTH FUND II)


SUB-ADVISOR(S):    UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), Emerald
                   Advisers, Inc. ("Emerald"), and Essex Investment Management Company, LLC
                   ("Essex")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum, and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.

UBS Global AM may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.

Essex selects stocks of companies that are exhibiting improving business fundamentals and that Essex believes are undervalued relative to each company's future growth potential. Ordinarily, the Fund will invest in companies from all sectors of the market based on Essex's fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Essex uses earnings models to value a company against its own history, the industry and the market to identify securities that are undervalued relative to their future growth potential. Ordinarily, the Fund will sell a stock if the business fundamentals demonstrate a significant deterioration, or if the valuation is no longer attractive relative to Essex's long-term growth expectations.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors,

 84       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852
including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk

- Derivatives Risk
- Growth Stock Risk
- Small Company Risk
- Securities Lending Risk

- Market Segment (SmallCap) Risk
- Initial Public Offerings Risk
- MidCap Stock Risk

UBS Global AM became the Fund's Sub-Advisor on April 22, 2002. Emerald was added as an additional Sub-Advisor on September 1, 2004. Essex was added as an additional Sub-Advisor on June 30, 2006.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                 -21.02
2002                                                 -25.31
2003                                                  43.35
2004                                                   9.92
2005                                                   6.05
2006                                                   8.06



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q4 '01    29.53%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '01   -31.26%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                        PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)......................................................      7.06           6.16          -1.10
        (AFTER TAXES ON DISTRIBUTIONS) (2)..................................      5.80           5.61          -1.53
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)...............      6.34           5.29          -0.96
Russell 2000 Growth Index (3)...............................................     18.37          11.39           4.05
Morningstar Small Growth Category Average...................................     10.50           6.12           3.61



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       85
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
      -------------------------------------------------------------------------------------
      Management Fees.............................................................    1.00%
      12b-1 Fees..................................................................    0.50
      Other Expenses (1)..........................................................    0.44
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    1.94%
      Expense Reimbursement (2) (3) (4)...........................................    0.06
                                                                                      ----
                                                                      NET EXPENSES    1.88%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 (4) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 2.05%.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $291    $622   $1,098  $2,423       $191    $622   $1,098  $2,423




 86       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

SMALLCAP S&P 600 INDEX FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.


MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index. The Sub-Advisor, PGI, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2006, the market capitalization range of the Index was between approximately $65 million and $3.7 billion. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of
1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P SmallCap 600. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund's assets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Small Company Risk
- Market Segment (SmallCap) Risk
- Underlying Fund Risk
- Derivatives Risk
- Securities Lending Risk

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
      The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


Principal Investors Fund                            RISK/RETURN SUMMARY       87
www.principal.com

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                   5.55
2002                                                 -15.75
2003                                                  36.58
2004                                                  21.24
2005                                                   6.55
2006                                                  14.12



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q4 '01    20.28%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -18.78%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                        PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)......................................................     13.12          11.15          11.29
        (AFTER TAXES ON DISTRIBUTIONS) (2)..................................     11.95          10.71          10.83
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)...............      9.73           9.64           9.77
S&P SmallCap 600 Index (3)..................................................     15.12          12.49          11.48
Morningstar Small Blend Category Average....................................     15.06          11.72          11.21



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 88       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
-------------------------------------------------------------------------------------
Management Fees.............................................................    0.15%
12b-1 Fees..................................................................    0.50
Other Expenses (1)..........................................................    0.25
                                                                                ----
                                        TOTAL ANNUAL FUND OPERATING EXPENSES    0.90%
Expense Reimbursement (2) (3)...............................................    0.06
                                                                                ----
                                                                NET EXPENSES    0.84%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $186    $281    $493   $1,102        $86    $281    $493   $1,102




Principal Investors Fund                            RISK/RETURN SUMMARY       89
www.principal.com

SMALLCAP VALUE FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

The Fund may invest in initial public offerings.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Small Company Risk

- Derivatives Risk
- Value Stock Risk
- Active Trading Risk
- Securities Lending Risk

- Market Segment (SmallCap) Risk
- Initial Public Offerings Risk
- Underlying Fund Risk




 90       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                  9.18
2002                                                 -3.49
2003                                                 42.14
2004                                                 18.93
2005                                                  8.35
2006                                                 17.96



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    22.94%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -16.38%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                                        PAST 1 YEAR   PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)......................................................................     16.96          15.83
        (AFTER TAXES ON DISTRIBUTIONS) (2)..................................................     15.58          14.42
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)...............................     11.55          13.21
Russell 2000 Value Index (3)................................................................     23.48          15.38
Morningstar Small Value Category Average....................................................     16.27          13.85
FOR THE PERIOD ENDED DECEMBER 31, 2006                                                        LIFE OF FUND
----------------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)......................................................................      15.72
        (AFTER TAXES ON DISTRIBUTIONS) (2)..................................................      14.24
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)...............................      13.09
Russell 2000 Value Index (3)................................................................      15.15
Morningstar Small Value Category Average....................................................      14.18



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       91
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
-------------------------------------------------------------------------------------
Management Fees.............................................................    0.75%
12b-1 Fees..................................................................    0.50
Other Expenses (1)..........................................................    0.20
                                                                                ----
                                        TOTAL ANNUAL FUND OPERATING EXPENSES    1.45%
Expense Reimbursement (2) (3)...............................................    0.05
                                                                                ----
                                                                NET EXPENSES    1.40%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $243    $454    $787   $1,731       $143    $454    $787   $1,731




 92       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PARTNERS SMALLCAP VALUE FUND
(EFFECTIVE 06/16/2008, THIS FUND WILL BE KNOWN AS SMALLCAP VALUE FUND III)


SUB-ADVISOR(S):    Ark Asset Management Co., Inc. ("Ark Asset") and Los Angeles Capital
                   Management and Equity Research, Inc. ("LA Capital")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long- term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion) or $2 billion, whichever is greater,) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Ark Asset combines a systematic quantitative approach with traditional fundamental analysis to identify attractive small cap value companies. The firm uses proprietary computer models that incorporate data from several sources to identify securities that provide believes to be favorable investment opportunities. These models include traditional measures of value as well as earning expectations and are combined with a fundamental overlay to determine the relative attractiveness of each security in the research universe. Stocks with the highest overall ranking considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if a) its quantitative ranking has fallen to the bottom 40% of the research universe and/or it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations; or b) analysis indicates the risk/reward opportunity of a new investment is more favorable. To minimize risk and increase diversification, Ark Asset generally allocates Fund assets among economic sectors to within five percentage points (on an absolute basis) of that economic sector's percentage weighting in the Russell 2000 Index.

LA Capital employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security's exposure, and the Model's expected return for each factor.

The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.


Principal Investors Fund                            RISK/RETURN SUMMARY       93
www.principal.com

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- MidCap Stock Risk

- Value Stock Risk
- Small Company Risk
- Securities Lending Risk

- Market Segment (SmallCap) Risk
- Initial Public Offerings Risk

Ark Asset has been Sub-Advisor to the Fund since its inception on March 1, 2001. LA Capital was added as an additional Sub-Advisor on September 1, 2004.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2002                                                 -11.11
2003                                                  36.62
2004                                                  16.81
2005                                                   6.62
2006                                                  13.21



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    19.16%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -21.07%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                        PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES) .....................................................     12.28          11.36          12.27
        (AFTER TAXES ON DISTRIBUTIONS) (2)..................................      9.10          10.42          11.36
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)...............     12.08           9.86          10.67
Russell 2000 Value Index (3)................................................     23.48          15.38          15.10
Morningstar Small Value Category Average....................................     16.27          13.85          13.99



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 94       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
      -------------------------------------------------------------------------------------
      Management Fees.............................................................    1.00%
      12b-1 Fees..................................................................    0.50
      Other Expenses (1)..........................................................    0.43
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    1.93%
                                                                                      ----
      Expense Reimbursement (2) (3) (4)...........................................    0.07
                                                                                      ----
                                                                      NET EXPENSES    1.86%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent)

 (4) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.95%.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $289    $599   $1,035  $2,248       $189    $599   $1,035  $2,248




Principal Investors Fund                            RISK/RETURN SUMMARY       95
www.principal.com

DIVERSIFIED INTERNATIONAL FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-
                   U.S. currencies.


MAIN STRATEGIES AND RISKS
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of companies that meet all of the following criteria: the company's principal place of business or principal office outside the U.S.; the company's principal securities trading market is outside the U.S.; and the company, regardless of where their securities are traded, derives 50% or more of its total revenue from either goods or services produced or sales made outside the U.S. Primary consideration is given to securities of corporations of Western Europe, Canada, Australia, New Zealand, and the Pacific Islands. Changes in investments are made as prospects change for particular countries, industries or companies. The Fund may invest in smaller capitalization companies.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its net assets (plus any borrowings for investment purposes) invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

In choosing investments for the fund, PGI pays particular attention to the long-term earnings prospects of the various companies under consideration. PGI then weighs those prospects relative to the price of the security.

The Fund may actively trade securities in an attempt to achieve its investment objective. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Small Company Risk

- Derivatives Risk
- Exchange Rate Risk
- Securities Lending Risk

- Market Segment Risk
- Active Trading Risk


 96       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                 -24.93
2002                                                 -17.17
2003                                                  32.65
2004                                                  19.18
2005                                                  22.98
2006                                                  27.03



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q4 '03    17.41%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -18.93%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD
ENDED DECEMBER
31, 2006          PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------
CLASS J (BEFORE
  TAXES)........     26.03          15.39           7.96
        (AFTER
  TAXES ON
  DISTRIBUTIONS)
  (2)...........     24.10          14.80           7.51
        (AFTER
  TAXES ON
  DISTRIBUTIONS
  AND SALE OF
  SHARES) (2)...     19.06          13.45           6.86
Citigroup BMI
  Global ex-US
  Index (3).....     27.28          18.08          10.90
MSCI ACWI Ex-US
  Index (3)
  (4)...........
Morningstar
  Foreign Large
  Blend Category
  Average.......     24.80          13.19           6.61



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 (4) This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                            RISK/RETURN SUMMARY       97
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
-------------------------------------------------------------------------------------
Management Fees.............................................................    0.90%
12b-1 Fees..................................................................    0.50
Other Expenses (1)..........................................................    0.28
                                                                                ----
                                        TOTAL ANNUAL FUND OPERATING EXPENSES    1.68%
Expense Reimbursement (2) (3)...............................................    0.09
                                                                                ----
                                                                NET EXPENSES    1.59%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $262    $519    $903   $1,978       $162    $519    $903   $1,978




 98       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852

INTERNATIONAL GROWTH FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-
                   U.S. currencies.


MAIN STRATEGIES AND RISKS
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of companies that meet all of the following criteria:
- the company's principal place of business or principal office is outside the U.S.;
- the company's principal securities trading market is outside the U.S.; and
- the company, regardless of where its securities are traded, derives 50% or more of its total revenue from either goods or services produced or sales made outside the U.S.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Small Company Risk

- Derivatives Risk
- Exchange Rate Risk
- Growth Stock Risk
- Securities Lending Risk

- Market Segment Risk
- Underlying Fund Risk



Principal Investors Fund                            RISK/RETURN SUMMARY       99
www.principal.com

PGI became the Sub-Advisor to the Fund on November 1, 2002.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                 -21.80
2002                                                 -16.86
2003                                                  37.37
2004                                                  21.58
2005                                                  21.41
2006                                                  23.32



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q2 '03    18.05%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '02   -21.48%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD
ENDED DECEMBER
31, 2006          PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------
CLASS J (BEFORE
  TAXES)........     22.32          15.76          8.26
        (AFTER
  TAXES ON
  DISTRIBUTIONS)
  (2)...........     19.92          14.39          7.19
        (AFTER
  TAXES ON
  DISTRIBUTIONS
  AND SALE OF
  SHARES) (2)...     16.16          13.30          6.74
CITI World Ex-US
  BMI Growth
  Index (3).....     23.69          14.72          6.78
MSCI World Ex-US
  Growth Index
  (3)(4)........
Morningstar
  Foreign Large
  Growth
  Category
  Average.......     23.78          12.54          5.70



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 (4) This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 100       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
-------------------------------------------------------------------------------------
Management Fees.............................................................    0.99%
12b-1 Fees..................................................................    0.50
Other Expenses (1)..........................................................    0.26
                                                                                ----
                                        TOTAL ANNUAL FUND OPERATING EXPENSES    1.75%
Expense Reimbursement (2) (3)...............................................    0.08
                                                                                ----
                                                                NET EXPENSES    1.67%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $270    $543    $941   $2,056       $170    $543    $941   $2,056




Principal Investors Fund                           RISK/RETURN SUMMARY       101
www.principal.com

INTERNATIONAL EMERGING MARKETS FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


MAIN STRATEGIES AND RISKS
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. Under normal conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) are invested in emerging market country equity securities. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. PGI focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

The Fund invests in securities of companies that meet all of the following criteria:
- the company's principal place of business or principal office in emerging market countries;
- the company's principal securities trading market is an emerging market country; and
- the company, regardless of where its securities are traded, derives 50% or more of its total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

The Fund may invest assets in smaller or mid capitalization companies. PGI defines a smaller capitalization company as having a market capitalization between approximately $39 million and $3.1 billion. PGI defines a mid capitalization company as having a market capitalization between approximately $1.2 billion and $20.3 billion.

The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may actively trade securities in an attempt to achieve its investment objective.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Market Segment (Small and
  MidCap) Risk

- Derivatives Risk
- Exchange Rate Risk
- Emerging Market Risk
- Securities Lending Risk

- Small Company Risk
- Active Trading Risk
- Underlying Fund Risk


 102       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                 -4.22
2002                                                 -7.72
2003                                                 54.96
2004                                                 24.60
2005                                                 34.83
2006                                                 36.33



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q4 '01    26.53%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q3 '01   -23.89%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                         PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
------------------------------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES).......................................................     35.33          26.78          20.51
        (AFTER TAXES ON DISTRIBUTIONS) (2)...................................     32.97          25.40          19.41
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)................     23.86          23.28          17.80
MSCI Emerging Markets Free Index - NDTR (3)..................................     32.17          26.59          21.11
Morningstar Diversified Emerging Markets Category Average....................     32.36          25.98          20.58



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                           RISK/RETURN SUMMARY       103
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

FOR THE YEAR ENDED OCTOBER 31, 2006
-----------------------------------------------------------------------------------
Management Fees (1)..........................................................  1.20%
12b-1 Fees...................................................................  0.50
Other Expenses (2)...........................................................  0.36
                                                                               ----
                                         TOTAL ANNUAL FUND OPERATING EXPENSES  2.06%
Expense Reimbursement (3) (4)................................................  0.20
                                                                               ----
                                                                 NET EXPENSES  1.86%



 (1) Expense information has been restated to reflect current fees. The Fund's management fees have been decreased effective October 1, 2006.

 (2) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (3) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (4) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $289    $626   $1,090  $2,374       $189    $626   $1,090  $2,374




 104       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

BOND & MORTGAGE SECURITIES FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks to provide current income.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
- securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
- mortgage-backed securities representing an interest in a pool of mortgage loans;
- debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of PGI of comparable quality; and
- securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
- common and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
- securities rated less than the four highest grades of S&P or Moody's (i.e. less than investment grade (commonly known as "junk bonds")) but not lower than CCC- (S&P) or Caa (Moody's).

The Fund may also enter into reverse repurchase agreements to attempt to enhance portfolio return and income and may lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may actively trade securities in an attempt to achieve its investment objective.

During the fiscal year ended October 31, 2006, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

 68.43% in securities rated Aaa    11.85% in securities rated Baa    0.25% in securities rated Caa
  4.97% in securities rated Aa      3.08% in securities rated Ba     0.02% in securities rated Ca
  8.90% in securities rated A       2.50% in securities rated B


Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities
- Active Trading Risk
- Municipal Securities Risk
- U.S. Government Sponsored Securities Risk

- Prepayment Risk
- Derivatives Risk
- High Yield Securities Risk
- Securities Lending Risk

- U.S. Government Securities Risk
- Portfolio Duration Risk
- Underlying Fund Risk


Principal Investors Fund                           RISK/RETURN SUMMARY       105
www.principal.com

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                 6.63
2002                                                 8.22
2003                                                 3.27
2004                                                 3.89
2005                                                 1.90
2006                                                 3.81



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q3 '02    4.03%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q2 '04   -2.50%


AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                        PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)......................................................      2.82          4.20           4.76
        (AFTER TAXES ON DISTRIBUTIONS) (2)..................................      1.34          2.93           3.33
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)...............      1.85          2.84           3.21
Lehman Brothers Aggregate Bond Index (3)....................................      4.33          5.06           5.62
Morningstar Intermediate-Term Bond Category Average.........................      4.11          4.61           5.19



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 106       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
-------------------------------------------------------------------------------------
Management Fees.............................................................    0.53%
12b-1 Fees..................................................................    0.50
Other Expenses (1)..........................................................    0.20
                                                                                ----
                                        TOTAL ANNUAL FUND OPERATING EXPENSES    1.23%
Expense Reimbursement (2)...................................................    0.05
                                                                                ----
                                                                NET EXPENSES    1.18%



 (1) The expense information has been restated to exclude interest expense paid on borrowings through reverse repurchase agreements.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $220    $385    $670   $1,483       $120    $385    $670   $1,483




Principal Investors Fund                           RISK/RETURN SUMMARY       107
www.principal.com

GOVERNMENT & HIGH QUALITY BOND FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks to provide current income.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its net assets, plus any borrowings for investment purposes) in securities that are AAA rated or issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by PGI to be of equivalent quality.

PGI seeks undervalued securities that represent good long-term investment opportunities. Securities may be sold when PGI believes they no longer represent good long-term value.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- U.S. Government Securities Risk
- U.S. Government Sponsored Securities Risk

- Derivatives Risk
- Active Trading Risk
- Securities Lending Risk

- Portfolio Duration Risk
- Prepayment Risk




 108       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                 6.15
2002                                                 7.75
2003                                                 0.83
2004                                                 2.80
2005                                                 1.40
2006                                                 3.51



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q3 '01    3.93%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q2 '04   -1.78%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                        PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)......................................................      2.51          3.23           3.83
        (AFTER TAXES ON DISTRIBUTIONS) (2)..................................      1.10          1.95           2.41
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)...............      1.61          2.00           2.42
Lehman Brothers Government/Mortgage Index (3)...............................      4.33          4.73           5.23
Morningstar Intermediate Government Category Average........................      3.44          3.90           4.40



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                           RISK/RETURN SUMMARY       109
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
-------------------------------------------------------------------------------------
Management Fees.............................................................    0.40%
12b-1 Fees..................................................................    0.50
Other Expenses (1)..........................................................    0.26
                                                                                ----
                                               TOTAL FUND OPERATING EXPENSES    1.16%
Expense Reimbursement (2) (3)...............................................    0.06
                                                                                ----
                                               TOTAL FUND OPERATING EXPENSES    1.10%



 (1) Expense information has been restated to reflect current fees and to exclude interest expense paid on the borrowings through reverse repurchase agreements. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $212    $362    $632   $1,403       $112    $362    $632   $1,403




 110       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

HIGH QUALITY INTERMEDIATE-TERM BOND FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks to provide current income.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of greater than three and less than ten years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
- securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
- mortgage-backed securities representing an interest in a pool of mortgage loans;
- debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in PGI's opinion, of comparable quality; and
- securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
- common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
- securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or Baa3 (Moody's) (i.e. less than investment grade).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- U.S. Government Sponsored Securities Risk

- Derivatives Risk
- Active Trading Risk
- Securities Lending Risk

- Portfolio Duration Risk
- Prepayment Risk


Principal Investors Fund                           RISK/RETURN SUMMARY       111
www.principal.com

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                 6.50
2002                                                 8.71
2003                                                 2.88
2004                                                 3.44
2005                                                 1.97
2006                                                 3.62



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q3 '02    4.46%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q2 '04   -2.47%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                        PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)......................................................      2.62          4.10           4.65
        (AFTER TAXES ON DISTRIBUTIONS) (2)..................................      1.38          2.82           3.17
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)...............      1.70          2.76           3.10
Lehman Brothers Aggregate Bond Index (3)....................................      4.33          5.06           5.62
Morningstar Intermediate-Term Bond Category Average.........................      4.11          4.61           5.19



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 112       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
-------------------------------------------------------------------------------------
Management Fees.............................................................    0.40%
12b-1 Fees..................................................................    0.50
Other Expenses (1)..........................................................    0.30
                                                                                ----
                                               TOTAL FUND OPERATING EXPENSES    1.20%
Expense Reimbursement (2) (3) (4)...........................................    0.07
                                                                                ----
                                                                NET EXPENSES    1.13%



 (1) Expense information has been restated to reflect current fees and to exclude interest expense paid on the borrowings through reverse repurchase agreements. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 (4) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $215    $373    $652   $1,447       $115    $373    $652   $1,447




Principal Investors Fund                           RISK/RETURN SUMMARY       113
www.principal.com

INFLATION PROTECTION FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks to provide current income and real (after-inflation) total returns.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.


MAIN STRATEGIES AND RISKS
Under normal circumstances, the Fund invests primarily in inflation protected debt securities. Inflation protected debt securities are designed to provide a "real rate of return" - a return after adjusting for the impact of inflation. Inflation - a rise in the general price level - erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 5%. The investment's inflation adjustment is based on a designated inflation index (such as the Consumer Price Index for Urban Consumers) and typically is applied monthly to the principal of the security. The fixed coupon rate of the security is based on the adjusted principal so that as inflation increases, both the principal value and the interest payments increase. Because this inflation adjustment feature is designed to mitigate a major risk, inflation protected debt securities typically have lower nominal yields than conventional fixed-rate debt securities.

The Fund may invest in:
- inflation protected debt securities issued by the U.S. Treasury and U.S. Government sponsored entities as well as inflation protected debt securities issued by corporations;
- inflation protected debt securities issued by foreign governments and corporations that are linked to a non-U.S. inflation rate;
- floating rate notes;
- adjustable rate mortgages;
- derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities; and
- commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.

The Fund may invest up to 15% of assets in high yield securities ("junk bonds") but not in securities rated lower than CCC- or Caa3 by S&P or Moody's or, if unrated, determined by PGI to be of comparable quality.

The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may also enter into reverse repurchase agreements and may lend its portfolio securities to brokers, dealers and other financial institutions.

PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.


 114       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

During the fiscal year ended October 31, 2006, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

 88.50% in securities rated Aaa      3.79% in securities rated Baa      0.01% in securities rated Caa
  0.65% in securities rated Aa       4.07% in securities rated Ba       0.03% in securities rated Ca
  1.48% in securities rated A        1.45% in securities rated B        0.02% in securities rated C


Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- High Yield Securities Risk
- Underlying Fund Risk
- U.S. Government Sponsored Securities Risk

- Foreign Securities Risk
- Derivatives Risk
- Portfolio Duration Risk
- Securities Lending Risk

- Exchange Rate Risk
- Prepayment Risk
- U.S. Government Securities Risk

PGI has been the Fund's Sub-Advisor since December 29, 2004.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR




2005                                                 2.32
2006                                                 0.63



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q3 '06    3.39%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q1 '06   -2.01%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                        PAST 1 YEAR   LIFE OF FUND
--------------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)......................................................     -0.34          1.62
        (AFTER TAXES ON DISTRIBUTIONS) (2)..................................     -1.68          0.08
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)...............     -0.22          0.50
Lehman Brothers US Treasury TIPS Index (3)..................................      0.41          1.66
Morningstar Inflation Protected Bond Category Average.......................      0.11          1.04



 (1) Class J shares were first sold on December 29, 2004.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                           RISK/RETURN SUMMARY       115
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
      -------------------------------------------------------------------------------------
      Management Fees.............................................................    0.40%
      12b-1 Fees..................................................................    0.50
      Other Expenses (1)..........................................................    0.80
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    1.70%
      Expense Reimbursement (2) (3) (4)...........................................    0.55
                                                                                      ----
                                                                      NET EXPENSES    1.15%



 (1) Expense information has been restated to reflect current fees and to exclude interest expense paid on the borrowings through reverse repurchase agreements. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 (4) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.15%.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $217    $473    $863   $1,955       $117    $473    $863   $1,955




 116       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

PREFERRED SECURITIES FUND


SUB-ADVISOR(S):    Spectrum Asset Management, Inc. ("Spectrum")

OBJECTIVE:         The Fund seeks to provide current income.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries. The rest of the Fund's assets may be invested in common stocks, debt securities, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.

Spectrum seeks to build a portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.

The Fund is considered non-diversified and can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- Non-Diversification Risk
- U.S. Government Sponsored Securities Risk

- Derivatives Risk
- Equity Securities Risk
- U.S. Government Securities Risk
- Securities Lending Risk

- Sector Risk
- Real Estate Securities Risk
- Underlying Fund Risk


Principal Investors Fund                           RISK/RETURN SUMMARY       117
www.principal.com

Spectrum has been the Sub-Advisor since the Fund's inception date on May 1, 2002. Class J shares were added to the Fund on December 29, 2003.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)





2003                                                 9.70
2004                                                 3.57
2005                                                 0.69
2006                                                 6.11



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q2 '03    5.33%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                           Q2 '04   -5.45%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                        PAST 1 YEAR   LIFE OF FUND
--------------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)......................................................      5.11          5.20
        (AFTER TAXES ON DISTRIBUTIONS) (2)..................................      3.68          3.78
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)...............      3.54          3.65
Merrill Lynch Hybrid Preferred Securities Index (3).........................      7.67          6.45
Morningstar Intermediate-Term Bond Category Average.........................      4.11          4.70



 (1) Class J shares were first sold on December 29, 2003. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on May 1, 2002.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 118       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
      -------------------------------------------------------------------------------------
      Management Fees.............................................................    0.75%
      12b-1 Fees..................................................................    0.50
      Other Expenses (1)..........................................................    0.34
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    1.59%
      Expense Reimbursement (2) (3) (4)...........................................    0.06
                                                                                      ----
                                                                      NET EXPENSES    1.53%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 (4) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.60%.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $256    $496    $860   $1,884       $156    $496    $860   $1,884




Principal Investors Fund                           RISK/RETURN SUMMARY       119
www.principal.com

SHORT-TERM BOND FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks to provide current income.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect the judgment of PGI regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its net assets (plus any borrowings for investment purposes) in:
- securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
- debt securities of U.S. issuers rated in the four highest grades by Standard & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of PGI of comparable quality; and
- mortgage-backed securities representing an interest in a pool of mortgage loans.

The Fund may invest up to 15% of its assets in below-investment-grade fixed-income securities ("junk bonds") into reverse repurchase agreements and lend its portfolio securities to brokers, dealers and other financial institutions. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- High Yield Securities Risk
- U.S. Government Sponsored Securities Risk

- Derivatives Risk
- Portfolio Duration Risk
- U.S. Government Securities
  Risk
- Securities Lending Risk
- Active Trading Risk
- Prepayment Risk
- Real Estate Securities Risk





 120       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                 6.33
2002                                                 6.77
2003                                                 1.81
2004                                                 0.45
2005                                                 1.42
2006                                                 3.79



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q3 '01    3.72%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q2 '04   -1.70%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                                        PAST 1 YEAR   PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)......................................................................      2.79          2.82
        (AFTER TAXES ON DISTRIBUTIONS) (2)..................................................      1.24          1.65
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)...............................      1.79          1.72
Lehman Brothers MF (1-3) US Government Credit Index (3) (4).................................      4.25          3.27
Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index (3)......................................      4.22          3.77
Morningstar Short-Term Bond Category Average................................................      4.01          3.15
FOR THE PERIOD ENDED DECEMBER 31, 2006                                                        LIFE OF FUND
----------------------------------------------------------------------------------------------------------
CLASS J (BEFORE TAXES)......................................................................      3.54
        (AFTER TAXES ON DISTRIBUTIONS) (2)..................................................      2.15
        (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)...............................      2.19
Lehman Brothers MF (1-3) US Government Credit Index (3) (4).................................      4.17
Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index (3)......................................      4.61
Morningstar Short-Term Bond Category Average................................................      3.80



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 (4) This index is now the benchmark against which the Fund measures its performance. Principal and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                           RISK/RETURN SUMMARY       121
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
      -------------------------------------------------------------------------------------
      Management Fees.............................................................    0.40%
      12b-1 Fees..................................................................    0.50
      Other Expenses (1)..........................................................    0.25
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    1.15%
      Expense Reimbursement (2) (3)...............................................    0.07
                                                                                      ----
                                                                      NET EXPENSES    1.08%



 (1) Expense information has been restated to reflect current fees and to exclude interest expense paid on the borrowings through reverse repurchase agreements. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $210    $357    $625   $1,390       $110    $357    $625   $1,390




 122       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

ULTRA SHORT BOND FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks current income while seeking capital preservation.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in high quality, short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than 2.5 years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
- securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
- debt securities of U.S. issuers rated in the four highest grades by Standard & Poor's Rating Service ("S&P) or Moody's Investors Service, Inc. ("Moody's") or, if unrated, in the opinion of the PGI of comparable quality; and
- mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.

The Fund may invest up to 15% of its assets in below-investment grade fixed-income securities ("junk bonds") and may enter into reverse purchase agreements and lend its portfolio securities to brokers, dealers, and other financial institutions. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

During the fiscal year ended October 31, 2006, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

48.07% in securities rated Aaa    15.32% in securities rated Baa     0.01% in securities rated Caa
 9.97% in securities rated Aa      4.02% in securities rated Ba      0.01% in securities rated Ca
21.02% in securities rated A       1.57% in securities rated B       0.01% in securities rated C


The above percentages for Aaa, A, Baa and B rated securities include unrated securities in the amount of 0.19%, 0.02%, 0.02% and 0.01%, respectively, which have been determined by PGI to be of comparable quality.


Principal Investors Fund                           RISK/RETURN SUMMARY       123
www.principal.com

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- High Yield Securities Risk
- U.S. Government Sponsored Securities Risk


- Derivatives Risk
- Portfolio Duration Risk
- U.S. Government Securities Risk
- Securities Lending Risk

- Prepayment Risk
- Active Trading Risk
- Underlying Fund Risk


Principal has been the Fund's Sub-Advisor since June 15, 2001.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR




2002                                                  3.12
2003                                                  2.18
2004                                                  1.74
2005                                                  2.14
2006                                                  4.61




 On July 29, 2004, the Fund converted to a money market fund. On May 27, 2005, the Fund converted to an ultra short term bond fund.

 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q3 '06   1.29%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q4 '04   0.23%


 AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGE) (1)

      FOR THE PERIOD ENDED DECEMBER 31, 2006                                        PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
      -----------------------------------------------------------------------------------------------------------------------
      CLASS J (BEFORE TAXES)......................................................      3.61          2.75           2.85
              (AFTER TAXES ON DISTRIBUTIONS) (2)..................................      2.09          1.75           1.80
              (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES) (2)...............      2.33          1.76           1.81
      6-Month LIBOR Index (3).....................................................      5.20          2.66           2.78
      Morningstar Ultrashort Bond Category Average................................      4.69          2.55           2.73



 (1) Class J shares were first sold on June 15, 2001.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


 124       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
      -------------------------------------------------------------------------------------
      Management Fees.............................................................    0.40%
      12b-1 Fees..................................................................    0.50
      Other Expenses (1)..........................................................    0.29
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    1.19%
      Expense Reimbursement (2)(3)(4).............................................    0.06
                                                                                      ----
                                                                      NET EXPENSES    1.13%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) The Distributor has contractually agreed to limit the Fund's 12b-1 fees normally payable by the Fund through the period ending December 31, 2007. The expense limit will maintain the level of 12b-1 fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Class J shares.

 (3) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 (4) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally paid by the Fund through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percentage of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.20%.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $215    $372    $649   $1,438       $115    $372    $649   $1,438




Principal Investors Fund                           RISK/RETURN SUMMARY       125
www.principal.com

MONEY MARKET FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk. As with all mutual funds, the value of the Fund's assets may rise or fall.  Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
                   other government agency.


MAIN STRATEGIES AND RISKS
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which PGI believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
- to take advantage of market variations;
- to generate cash to cover sales of Fund shares by its shareholders; or
- upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
- securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;
- securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
- bank obligations including:
  - certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or,
  - bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
- commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
- corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
- repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
- taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.


 126       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Municipal Securities Risk
- Fixed-Income Securities Risk

- Eurodollar and Yankee Obligations Risk

- U.S. Government Sponsored Securities Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
 EACH YEAR (1)




2001                                                3.15
2002                                                0.53
2003                                                0.01
2004                                                0.20
2005                                                2.20
2006                                                4.04



 Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE
        BAR CHART ABOVE:                                        Q1 '01                  1.18%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                            Q2 '03 THROUGH Q2 '04   0.00%


 AVERAGE ANNUAL TOTAL RETURNS (%) (1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                        PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS J.....................................................................      3.04          1.38           1.72
Lehman Brothers U.S. Treasury Bellwethers 3 Month Index (2).................      4.86          2.42           4.17



 (1) Class J shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) Index performance does not reflect deductions for fees, expenses or taxes.

 To obtain the Fund's current yield, call 1-800-547-7754

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results."


Principal Investors Fund                           RISK/RETURN SUMMARY       127
www.principal.com

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006                                           CLASS J
      -------------------------------------------------------------------------------------
      Management Fees ............................................................    0.40%
      12b-1 Fees..................................................................    0.25
      Other Expenses (1)..........................................................    0.47
                                                                                      ----
                                              TOTAL ANNUAL FUND OPERATING EXPENSES    1.12%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES         IF YOU DO NOT SELL YOUR SHARES
      -------------------------------------------------------------------------------------------
                                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------------
                                  1       3       5      10           1       3       5      10
      -------------------------------------------------------------------------------------------
      CLASS J                   $214    $356    $617   $1,363       $114    $356    $617   $1,363




 128       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852

THE COSTS OF INVESTING

FEES AND EXPENSES OF THE FUNDS

The Class J shares of the Funds are sold without a front-end sales charge. There is no sales charge on shares purchased with reinvested dividends or other distributions.

ONE-TIME FEES
- If you sell your Class J shares within 18 months of purchase, a contingent deferred sales charge (CDSC) may be imposed on the shares sold. The CDSC, if any, is determined by multiplying by 1.00% the lesser of the market value at the time of redemption or the initial purchase price of the shares sold.
  - The CDSC is not imposed on shares:
    - that were purchased pursuant to the Small Amount Force Out program (SAFO);
    - redeemed within 90 days after an account is re-registered due to a shareholder's death; or
    - redeemed due to a shareholder's disability (as defined in the Internal Revenue Code) provided the shares were purchased prior to the disability;
    - redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
    - sold using a periodic withdrawal plan (up to 1% per month (measured cumulatively with respect to non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the periodic withdrawal plan is established);
    - that were purchased through the Principal Income IRA;
    - that were redeemed from retirement plans to satisfy excess contribution rules under the Internal Revenue Code; or
    - of the Money Market Fund redeemed within 30 days of initial purchase if the redemption proceeds are transferred to another Principal IRA, defined as either a fixed or variable annuity issued by Principal Life Insurance Company to fund an IRA, a Principal Bank IRA product, or a WRAP account IRA sponsored by Princor Financial Services Corporation.
- An excessive trading fee* of 1.00% is charged on redemptions or exchanges of $30,000 or more if the shares were purchased within 30 days of the redemption or exchanges. The fee does not apply to redemptions from the Money Market Fund or to redemptions made: through a periodic withdrawal plan; due to a shareholder's death or disability (as defined in the Internal Revenue Code); or to satisfy minimum distribution rules imposed by the Internal Revenue Code. The fee is calculated as a percentage of market value of the shares redeemed or exchanged at the time of the shares' redemption.

ONGOING FEES
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund, as a shareholder in the underlying fund, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each Principal LifeTime Fund is net of the underlying funds' management fee.

Each of the Funds pays ongoing fees to Principal and others who provide services to the Fund. These fees include:
- Management Fee -- Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Funds.
- Distribution Fee -- Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class J shares. Under the plan, the Class J shares of each Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.
- Transfer Agent Fee -- Principal Shareholder Services, Inc. ("PSS") has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the Class J shares of the Fund. These services are currently provided at cost.

Class J shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class J shareholder, the cost of shareholder meetings held solely for Class J shares, and other operating expenses of the Fund.


Principal Investors Fund                        THE COSTS OF INVESTING       129
www.principal.com

DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION

Each of the Funds has adopted a 12b-1 Plan for the Class J shares of the Fund. Under the 12b-1 Plans, each Fund may make payments from its assets attributable to the particular share class to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Because Rule 12b-1 fees are ongoing fees, over time they will increase the cost of an investment in the Funds and may cost more than paying other types of sales charges.

The Distributor for Class J shares of Principal Investors Fund is Princor, a wholly owned subsidiary of Principal. The term "Distributor" as used in this section refers to Princor.

The maximum annual Rule 12b-1 distribution and/or service fee (as a percentage of average daily net assets) for each of the Funds are set forth below:

                                                              MAXIMUM ANNUALIZED
                         FUND                                   RULE 12B-1 FEE
                         ----                                 ------------------
          All Funds except Money Market Fund                        0.50%
          Money Market Fund                                         0.25%


The Distributor has contractually agreed to reduce the 12b-1 fee from 0.50% to 0.45% through December 31, 2007. The effect of this reduction will be to lower each Fund's total operating expenses and increase the Fund's total return. Payments under the 12b-1 plans will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The fund Board will determine whether to terminate, modify or leave unchanged the 12b-1 plan at the time the board directs the implementation of the closure of the fund. Upon the close of the SmallCap Blend Fund (the "fund") on September 1, 2007, the fund's 12b-1 fee will be reduced to 0.15%.

The proceeds from the Rule 12b-1 fees paid by Class J shareholders, together with any applicable contingent deferred sales charge, are paid to the Distributor. The Distributor generally uses these fees to finance any activity that is primarily intended to result in the sale of shares. Examples of such expenses include compensation to salespeople and selected dealers (including financing the commission paid to the dealer at the time of the sale), printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars. The Distributor also uses the fees to provide services to existing shareholders, including without limitation, services such as furnishing information as to the status of shareholder accounts, responding to telephone and written inquiries of shareholders, and assisting shareholders with tax information.

PAYMENTS TO INVESTMENT REPRESENTATIVES AND THEIR FIRMS. Financial intermediaries market and sell shares of the Funds. These financial intermediaries receive compensation from the Distributor and its affiliates for selling shares of the Funds and/or providing services to the Funds' shareholders. Financial intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Investment Representatives who deal with investors on an individual basis are typically associated with a financial intermediary. The Distributor and its affiliates may fund this compensation from various sources, including any sales charge and/or Rule 12b-1 Plan fee that the shareholder or the Funds pay to the Distributor. Individual Investment Representatives may generally receive some or all of the amounts paid to the financial intermediary with which he or she is associated.

Affiliates of Princor provide services (such as keeping records of participant accounts) to retirement plans. Princor may pay a bonus or other consideration or incentive to dealers when a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a Princor registered representative, if the dealer sold the funding vehicle the retirement plan utilizes. The dealer may pay to its Investment Representatives some or all of the amounts Princor pays to the dealer.

Princor may, from time-to-time, at its expense or through use of amounts it receives from the Fund through a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, if applicable, pay a bonus or other consideration or incentive to dealers who have sold or may sell significant amounts of shares. Any such bonus or incentive program will not change the price paid by investors for the purchase of the Funds' shares or the amount that any particular Fund receives as the proceeds from such sales. In addition, Princor or its affiliates may provide financial support to dealers that sell shares of the Funds. This support is based primarily on the amount of sales of fund shares and/or total assets in the Funds. The amount of support may be affected by total sales; net sales; levels of redemptions; the dealers' support of, and participation in, Princor's marketing programs and the extent of a dealer's marketing programs relating to the Funds. Financial support to dealers may be made from payments from Princor's resources, from its retention of underwriting concessions and, in the case of share classes that have 12b-1 fees, from payments to Princor under such plans.


 130       DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION  Principal Investors
                                                                            Fund
                                                                  1-800-222-5852

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

This information in this section does not directly apply to the Principal LifeTime Funds or the Strategic Asset Management ("SAM") Portfolios, except to the extent the SAM Portfolios invest in securities other than the underlying funds. It does apply to the underlying funds in which the Principal LifeTime Funds and SAM Portfolios invest. The Statement of Additional Information ("SAI") contains additional information about investment strategies and their related risks.

SECURITIES AND INVESTMENT PRACTICES
MARKET VOLATILITY. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

INTEREST RATE CHANGES. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

CREDIT RISK. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

REPURCHASE AGREEMENTS AND LOANED SECURITIES
Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand or if the counterparty's collateral invested by the Fund declines in value as a result of the investment losses.


Principal Investors Fund               CERTAIN INVESTMENT STRATEGIES AND RELATED
RISKS       131
www.principal.com

REVERSE REPURCHASE AGREEMENTS
A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the repurchase agreement minimizes this effect.

CURRENCY CONTRACTS
A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

FORWARD COMMITMENTS
Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS
Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

HIGH YIELD SECURITIES
The Bond & Mortgage Securities, Short-Term Bond and Ultra Short Bond Funds may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by Principal or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative. Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


 132       CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS   Principal Investors
                                                                            Fund
                                                                  1-800-222-5852

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher- grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Sub-Advisor thinks it is in the best interest of shareholders.

REAL ESTATE INVESTMENT TRUSTS
The Funds, except the Money Market Fund, may invest in real estate investment trust securities, herein referred to as "REITs." In addition, the Real Estate Securities Fund typically invests a significant portion of its net assets in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Fund will be subject to the REIT's expenses, including management fees, and will remain subject to the Fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

INITIAL PUBLIC OFFERINGS ("IPOS")
Certain of the Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.


Principal Investors Fund               CERTAIN INVESTMENT STRATEGIES AND RELATED
RISKS       133
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

DERIVATIVES
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps, and credit default swaps) for both hedging and non-hedging purposes.

Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
- the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Sub-Advisor anticipated;
- the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
- the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
- the counterparty may fail to perform its obligations.

EXCHANGE TRADED FUNDS (ETFS)
These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The Funds could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs.

CONVERTIBLE SECURITIES
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


 134       CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS   Principal Investors
                                                                            Fund
                                                                  1-800-222-5852

FOREIGN INVESTING
As a principal investment strategy, the Diversified International, International Emerging Markets and International Growth Funds may invest Fund assets in securities of foreign companies. The other Funds (except Government & High Quality Bond Fund) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
- companies with their principal place of business or principal office outside the U.S.;
- companies for which the principal securities trading market is outside the U.S.; and
- companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, or currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Principal Investors Fund               CERTAIN INVESTMENT STRATEGIES AND RELATED
RISKS       135
www.principal.com

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
- increased social, political, and economic instability;
- a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
- lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
- foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
- relatively new capital market structure or market-oriented economy;
- the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
- restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
- possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

SMALL AND MEDIUM CAPITALIZATION COMPANIES
The Funds (except the Government & High Quality Bond Fund) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, High Quality Intermediate-Term Bond, Inflation Protection, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, Partners LargeCap Blend, Money Market, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Preferred Securities, Real Estate Securities and Short-Term Bond Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The international funds invest in the securities of foreign corporations without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.


 136       CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS   Principal Investors
                                                                            Fund
                                                                  1-800-222-5852

TEMPORARY DEFENSIVE MEASURES
From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

FUND OF FUNDS
The performance and risks of each Principal LifeTime Fund and Strategic Asset Management ("SAM") Portfolio directly corresponds to the performance and risks of the underlying funds in which the Fund or Portfolio invests. By investing in many underlying funds, the Principal LifeTime Funds and the SAM Portfolios have partial exposure to the risks of many different areas of the market. The more a Principal LifeTime Fund or SAM Portfolio allocates to stock funds, the greater the expected risk.

Each Principal LifeTime Fund and SAM Portfolio indirectly bears its pro-rata share of the expenses of the Underlying Funds in which it invests, as well as directly incurring expenses. Therefore, investment in a Principal LifeTime Fund or SAM Portfolio may be more costly than investing directly in shares of the Underlying Funds. If you are considering investing in a Principal LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

The risks associated with investing in an Underlying Fund of a fund of funds are discussed in Appendix A under Underlying Fund Risk.

PORTFOLIO TURNOVER
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover.

Funds with high turnover rates (more than 100%) often have higher transaction costs (that are paid by the Fund) that may have an adverse impact on Fund performance and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


Principal Investors Fund               CERTAIN INVESTMENT STRATEGIES AND RELATED
RISKS       137
www.principal.com

MANAGEMENT OF THE FUNDS

THE MANAGER
Principal Management Corporation ("Principal") serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to provide asset allocation services to the Funds. The portfolio managers appointed by Principal for each Principal LifeTime Fund are, effective June 1, 2007, James Fennessey, Michael P. Finnegan, and Randy L. Welch. The Portfolio manager appointed by PGI for each Principal LifeTime Fund is Dirk Laschanzky. Messrs. Fennessey, Finnegan, Welch, and Laschanzky share day-to-day management of the Principal LifeTime Funds according to their respective responsibilities which are described as follows.

On behalf of PGI, Mr. Laschanzky develops, implements, and monitors the Fund's strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs, Fennessey, Finnegan, and Welch implement the strategic asset allocation Mr. Laschanzky sets, operating as a team, sharing authority and responsibility for research with no limitation on the authority of one portfolio manager in relation to another.

JAMES FENNESSEY, CFA. Mr. Fennessey is Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program. He is responsible for preparing periodic evaluation reports including both qualitative and quantitative analysis. He participates in the manager selection process and portfolio reviews. Mr. Fennessey joined the Principal Financial Group in 2000. He graduated from Truman State University with a BS in Business Administration, with an emphasis in Finance, and a minor in Economics. He has earned the right to use the Chartered Financial Analyst designation.

MICHAEL P. FINNEGAN, CFA. Mr. Finnegan is a Senior Vice President of Principal and serves as the firm's Chief Investment Officer. Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal's investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates' consulting division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts. He received an M.A. in Finance from the University of Iowa and a B.B.A. in Finance from Iowa State University.

RANDY L. WELCH. Mr. Welch is a Vice President of Principal. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned his undergraduate degree from Grand View College and an MBA from Drake University.

THE SUB-ADVISORS
Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services for a specific Fund. For these services, the Sub-Advisor is paid a fee by Principal. Information regarding the Sub-Advisors and individual portfolio managers is set forth below. The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in each of the Funds.


 138       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

              -----------------------------------------------------


SUB-ADVISOR:  AllianceBernstein L.P. ("AllianceBernstein"). AllianceBernstein is located at 1345 Avenue of the Americas, New York, NY 10105.


The portfolio managers listed below for the Partners SmallCap Growth Fund I operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

The management of and investment decisions for the Fund's portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for making recommendations for the Fund's portfolio. The members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Fund's portfolio are: Marilyn Fedak, John Mahedy, John Phillips and Chris Marx.

                                                 DAY-TO-DAY
          FUND                                   FUND MANAGEMENT
          ----                                   ---------------
          Partners LargeCap Value                Marilyn G. Fedak
                                                 John Mahedy
                                                 Chris Marx
                                                 John D. Phillips, Jr.

          Partners SmallCap Growth I             Bruce K. Aronow
                                                 Michael W. Doherty
                                                 N. Kumar Kirpalani
                                                 Samantha S. Lau
                                                 James Russo
                                                 Wen-tse Tseng


BRUCE K. ARONOW, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Mr. Aronow is team leader of the Small Cap Growth equity portfolio management team. Prior to joining AllianceBernstein in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors since early 1997 at INVESCO (NY) (formerly Chancellor Capital Management). He joined Chancellor in 1994. Previously, Mr. Aronow was a Senior Associate with Kidder, Peabody & Company. Mr. Aronow holds a BA from Colgate University. Mr. Aronow is a member of both the New York Society of Security Analysts and the Association of Investment Management & Research. He is a Chartered Financial Analyst.

MICHAEL W. DOHERTY. Assistant Vice President, Quantitative Analyst. Mr. Doherty is responsible for maintaining and updating the quantitative models used by the small cap group. He also provides research assistance across all industries and portfolio administration. Prior to joining AllianceBernstein in 1999, Mr. Doherty worked as a small cap research assistant and portfolio administrator for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Doherty began his career at Citicorp Investment Management in 1983 as a research assistant. He is currently attending Mount Saint Mary's College working toward a BA in Business Administration.

MARILYN G. FEDAK, CFA. Ms. Fedak joined AllianceBernstein in 1984 as a senior portfolio manager. An Executive Vice President of AllianceBernstein since 2000, she is Head of Global Value Equities and chair of the US Large Cap Value Equity Investment Policy Group. Ms. Fedak serves on AllianceBernstein's Management Executive Committee and is also a Director of SCB Inc. She earned a BA from Smith College and an MBA from Harvard University. She has also earned the right to use the Chartered Financial Analyst designation.

N. KUMAR KIRPALANI, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Prior to joining AllianceBernstein in 1999, Mr. Kirpalani was responsible for research and portfolio management of small cap

Principal Investors Fund                       MANAGEMENT OF THE FUNDS       139
www.principal.com
industrial, financial and energy sectors for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Kirpalani joined Chancellor in 1993. Previously, Mr. Kirpalani served as Vice President of Investment Research at Scudder, Stevens & Clark. Mr. Kirpalani received a BTech from the Indian Institute of Technology and an MBA from the University of Chicago. Mr. Kirpalani is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. He is a Chartered Financial Analyst and has 22 years of investment experience.

SAMANTHA S. LAU, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Prior to joining AllianceBernstein in 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). She joined Chancellor LGT in 1997. Previously Ms. Lau worked for three years in the investment research department of Goldman Sachs. Ms. Lau has a BS, magna cum laude, in Finance and Accounting from the Wharton School of the University of Pennsylvania. She is a Chartered Financial Analyst.

JOHN MAHEDY, CPA. Mr. Mahedy was named Co-CIO-US Value equities in 2003. He continues to serve as director of research -- US Value Equities, a position he has held since 2001. Previously, Mr. Mahedy was a senior research analyst at AllianceBernstein's institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001. He earned a BS and an MBA from New York University.

CHRISTOPHER W. MARX. Mr. Marx joined AllianceBernstein in 1997 as a research analyst. He covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. Mr. Marx earned an AB in Economics from Harvard, and an MBA from the Stanford Graduate School of Business.

JOHN D. PHILLIPS, JR., CFA. Mr. Phillips joined AllianceBernstein in 1994 and is a senior portfolio manager and member of the US Value Equities Investment Policy Group. He is also chairman of AllianceBernstein's Proxy Voting Committee. Mr. Phillips earned a BA from Hamilton College and an MBA from Harvard University. He has also earned the right to use the Chartered Financial Analyst designation.

WEN-TSE TSENG. Mr. Tseng, Vice President and Portfolio Analyst/Manager, joined Alliance Bernstein in 2006 and is responsible for research and portfolio management for the US Small/SMD Cap Growth healthcare sector. Prior to joining the firm, he spent four years as the healthcare portfolio manager for the small-cap growth team at William D. Witter (the same team had previously managed assets for Weiss, Peck & Greer). Prior to that, Mr. Tseng was a senior healthcare analyst at JP Morgan Flemming Asset Management for a year and a half. Mr. Tseng holds a BS from National Taiwan University, an MS in Molecular Genetics and Microbiology from Robert Wood Johnson Medical School-University of Medicine and Dentistry of New Jersey, and an MBA from Graziadio School of Business and Management at Pepperdine University. Location: New York.
              -----------------------------------------------------


SUB-ADVISOR:  American Century Investment Management, Inc. ("American Century") was
              founded in 1958. Its office is located in the American Century Tower at 4500
              Main Street, Kansas City, MO 64111.


The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                                 DAY-TO-DAY
          FUND                                   FUND MANAGEMENT
          ----                                   ---------------
          Partners LargeCap Growth II            Prescott LeGard
                                                 Gregory Woodhams


E.A. PRESCOTT LEGARD, CFA. Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management

 140       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852
where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.

GREGORY J. WOODHAMS, CFA. Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's degree in Economics from Rice University and a Master's degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.
              -----------------------------------------------------


SUB-ADVISOR:  Ark Asset Management Co., Inc. ("Ark Asset") is an independent, 100%
              employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004.


The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                                 DAY-TO-DAY
          FUND                                   FUND MANAGEMENT
          ----                                   ---------------
          Partners SmallCap Value                Coleman M. Brandt
                                                 William G. Charcalis


COLEMAN M. BRANDT. Vice Chairman, Senior Portfolio Manager, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He earned an MBA from the Harvard Graduate School of Business Administration and a BS from the Philadelphia Textile Institute.

WILLIAM G. CHARCALIS. Managing Director, Senior Portfolio Manager, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was "a Portfolio" Manager at the IBM Retirement Funds. He earned a BS from the University of Southern California.
              -----------------------------------------------------


SUB-ADVISOR:  Barrow, Hanley, Mewhinney & Strauss ("BHMS") is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly owned subsidiary of Old Mutual Asset
              Managers (US) LLC, which is a wholly owned subsidiary of Old Mutual plc.
              BHMS's address is 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.



                                                 DAY-TO-DAY
          FUND                                   FUND MANAGEMENT
          ----                                   ---------------
          MidCap Value                           James P. Barrow
                                                 Mark Giambrone


JAMES P. BARROW. During Mr. Barrow's investment career, he has worked as a securities analyst and portfolio manager for several major institutions including Citizens & Southern Bank of South Carolina, Atlantic Richfield and Reliance Insurance. In 1973 joined Republic National Bank of Dallas as a portfolio manager, where he worked with Tim Hanley and John Strauss. He later was placed in charge of the Employee Benefit Portfolio Group and was a member of the Trust Investment Committee until the founding of BHMS in 1979. Mr. Barrow is the lead portfolio manager for the Vanguard Windsor II and Selected Value Funds. He earned a BS from the University of South Carolina.


Principal Investors Fund                       MANAGEMENT OF THE FUNDS       141
www.principal.com

MARK GIAMBRONE, CPA. Mr. Giambrone joined BHMS in December 1998 and became a principal in 2000. Prior to joining BHMS, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates. During his career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal. Mr. Giambrone is a member of the American Institute of Certified Public Accountants. He graduated summa cum laude from Indiana University with a BS in Accounting, and earned an MBA from the University of Chicago.
              -----------------------------------------------------


SUB-ADVISOR:  Columbus Circle Investors ("CCI") is an affiliate of PGI and a member of the
              Principal Financial Group. CCI was founded in 1975. Its address is Metro
              Center, One Station Place, Stamford, CT 06902.


The Statement of the Additional information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                                 DAY-TO-DAY
          FUND                                   FUND MANAGEMENT
          ----                                   ---------------
          LargeCap Growth                        Anthony Rizza
          MidCap Growth                          Clifford G. Fox


CLIFFORD G. FOX, CFA. Mr. Fox, portfolio manager, joined CCI in 1992. He received an MBA from the Stern School of Business, New York University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

ANTHONY RIZZA, CFA. Mr. Rizza, portfolio manager, joined CCI in 1991. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.
              -----------------------------------------------------


SUB-ADVISOR:  Edge Asset Management, Inc. ("Edge") is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944. Its address is 601 Union Street, Suite
              2200, Seattle, WA 98101-1377.



                                         DAY-TO-DAY
          FUND                           FUND MANAGEMENT
          ----                           ---------------
          Strategic Asset                Randall L. Yoakum
            Management Portfolios
            Balanced Portfolio           Michael D. Meighan
            Conservative Balanced
               Portfolio
            Conservative Growth
               Portfolio
            Flexible Income
               Portfolio
            Strategic Growth
               Portfolio


MICHAEL D. MEIGHAN, CFA. Mr. Meighan, Portfolio Manager-Asset Allocation of Edge, was responsible for co-managing the predecessor SAM Portfolios with Mr. Yoakum (see below) beginning March 2003. Mr. Meighan joined Edge in 1999. Between 1993 and 1999, he was employed with Mr. Yoakum at D.A. Davidson & Co. as a Portfolio Manager and Senior Analyst for its asset allocation product.


 142       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

RANDALL L. YOAKUM, CFA. Mr. Yoakum, Chief Investment Strategist and Head of Asset Allocation of Edge, led a team of investment professionals in managing the predecessor SAM Portfolios beginning January 1999. Between 1997 and 1999, Mr. Yoakum was Chief Investment Officer for D.A. Davidson & Co. Between 1994 and 1997, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen's Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors) for eight years.
              -----------------------------------------------------


SUB-ADVISOR:  Emerald Advisers, Inc. ("Emerald") is a wholly owned subsidiary of Emerald
              Asset Management. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101,
              Lancaster, PA 17601.



                                         DAY-TO-DAY
          FUND                           FUND MANAGEMENT
          ----                           ---------------
          Partners SmallCap              Joseph W. Garner
            Growth II
                                         Kenneth G. Mertz II
                                         Stacey L. Sears


The portfolio management and strategy team have long tenures at Emerald, with Ms. Sears joining Emerald in 1991, Mr. Mertz in 1992 and Mr. Garner in 1994.

JOSEPH W. GARNER. Mr. Garner joined Emerald in 1994 and serves as Director of Emerald Research and Portfolio Manager. Prior to joining Emerald, Mr. Garner was the Program Manager of the Pennsylvania Economic Development Financing Authority (PEDFA); an Economic Development Analyst with the PA Department of Commerce's Office of Technology Development; and an Industry Research Analyst with the Pittsburgh High Technology Council. Mr. Garner earned an MBA from the Katz Graduate School of Business, University of Pittsburgh, and graduated magna cum laude with a BA in Economics from Millersville University.

KENNETH G. MERTZ II, CFA. Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc. Formerly he served as Past Trustee, Vice President of the Emerald Mutual Funds (1992-2005) and Chief Investment Officer of the Pennsylvania State Employees' Retirement System (1985-1992). He earned a BA in Economics from Millersville University.

Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz, Ms. Sears and Mr. Garner work as a team developing strategy.

STACEY L. SEARS. Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. She is co-manager of the Forward Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears earned a BS in Business Administration from Millersville University and an MBA from Villanova University.
              -----------------------------------------------------


SUB-ADVISOR:  Essex Investment Management Company, LLC ("Essex") is a Boston-based management firm which specializes in growth equity investments. Essex manages portfolios for corporations, endowments, foundations, municipalities, public funds, Taft-Hartley accounts, and private clients.
              Essex offers a range of growth equity strategies and employs proprietary fundamental research combined with active portfolio management. Its address is 125 High Street, 29th Floor, Boston, MA 02110.




Principal Investors Fund                       MANAGEMENT OF THE FUNDS       143
www.principal.com

                                         DAY-TO-DAY
          FUND                           FUND MANAGEMENT
          ----                           ---------------
          Partners SmallCap              Nancy B. Prial
            Growth Fund II


NANCY B. PRIAL, CFA. Ms. Prial is a Portfolio Manager and Senior Principal on the Essex Small-Micro Cap Growth and Small-Mid Cap Growth strategies. Prior to joining the firm, she spent six years at The Burridge Group, LLC as Vice President and Chief Investment Officer and four years at the Twentieth Century Division of American Century Investors. She began her investment career in 1984 at Frontier Capital Management as a fundamental analyst and portfolio manager. Ms. Prial graduated from Bucknell University with a BS in Electrical Engineering and a BA in Mathematics. She also earned an MBA from Harvard Business School. Ms. Prial has earned the right to use the Chartered Financial Analyst designation.
              -----------------------------------------------------


SUB-ADVISOR:  Goldman Sachs Asset Management, L.P. ("GSAM") has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman,
              Sachs & Co. ("Goldman Sachs"). GSAM's principal office is located at 32 Old
              Slip, New York, NY 10005.



                                         DAY-TO-DAY
          FUND                           FUND MANAGEMENT
          ----                           ---------------
          Partners LargeCap Blend        Melissa R. Brown
            I                            Robert C. Jones


MELISSA R. BROWN, CFA. Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity ("GQE") group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined GSAM as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.

ROBERT C. JONES, CFA. Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.
              -----------------------------------------------------


SUB-ADVISOR:  Jacobs Levy Equity Management, Inc. ("Jacobs Levy") provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham
              Park, New Jersey, Jacobs Levy is focused exclusively on the management of
              U.S. equity portfolios for institutional clients. Its address is 100 Campus
              Drive, Florham Park, NJ 07932-0650.


The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                                 DAY-TO-DAY
          FUND                                   FUND MANAGEMENT
          ----                                   ---------------
          Partners MidCap Value                  Bruce Jacobs
                                                 Ken Levy




 144       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

BRUCE JACOBS, PH.D. Dr. Jacobs serves as co-chief investment officer, portfolio manager, and co-director of research. Prior to co-founding Jacobs Levy in 1986, Dr. Jacobs was Senior Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. Dr. Jacobs earned a BA from Columbia College, an MS in Operations Research and Computer Science from Columbia University, an MSIA from Carnegie Mellon University, and an MA in Applied Economics and a Ph.D. in Finance from the University of Pennsylvania's Wharton School.

KEN LEVY, CFA. Mr. Levy serves as co-chief investment officer, portfolio manager, and co-director of research. Prior to co-founding Jacobs Levy in 1986, Mr. Levy was Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. He earned a BA in Economics from Cornell University and an MBA and an MA in Business Economics from the University of Pennsylvania's Wharton School. He has earned the right to use the Chartered Financial Analyst designation.


Principal Investors Fund                       MANAGEMENT OF THE FUNDS       145
www.principal.com

              -----------------------------------------------------


SUB-ADVISOR:  Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") is
              an independent, employee-owned firm. It is located at 11150 Santa Monica
              Boulevard, Los Angeles, CA 90025.


Day-to-day portfolio management is performed by an investment management team. Current members of the team include: Thomas D. Stevens, CFA, Chairman; Hal W. Reynolds, CFA, Chief Investment Officer; David R. Borger, CFA, Director of Research; Stuart K. Matsuda, Director of Trading; and Christine M. Kugler, Director of Implementation.

                                                 DAY-TO-DAY
          FUND                                   FUND MANAGEMENT
          ----                                   ---------------
          Partners SmallCap Value                David R. Borger
                                                 Christine M. Kugler
                                                 Stuart K. Matsuda
                                                 Hal W. Reynolds
                                                 Thomas D. Stevens


DAVID R. BORGER, CFA. Director of Research and Principal, L.A. Capital. Mr. Borger co-founded L.A. Capital in 2002 and is responsible for the development and management of the Dynamic Alpha Model (the firm's proprietary stock selection model). Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He earned a BS from the Wittenberg University and an MA and MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.

CHRISTINE M. KUGLER. Director of Implementation and Principal, L.A. Capital. Ms. Kugler was with L.A. Capital at its founding and became a Principal in January of 2004. Prior to joining L.A. Capital she worked at Wilshire Associates. She earned a BA from the University of California, Santa Barbara.

STUART K. MATSUDA. Director of Trading and Principal, L.A. Capital. Mr. Matsuda co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Vice President and principal at Wilshire Associates where he also served as Wilshire Asset Management's Director of Trading. He earned a BBA from the University of Hawaii and an MBA from California State University Northridge.

HAL W. REYNOLDS, CFA. Chief Investment Officer and Principal, L.A. Capital. Mr. Reynolds co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He joined the consulting division of Wilshire Associates in 1989 where he served as a senior consultant and also designed the Wilshire Compass (the firm's asset allocation and manager optimization technology system). In 1989, he joined Wilshire Asset Management as Chief Investment Officer. Mr. Reynolds earned a BA from the University of Virginia and an MBA from the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.

THOMAS D. STEVENS, CFA. Chairman and Principal, L.A. Capital. Mr. Stevens co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Senior Managing Director and Principal at Wilshire Associates. He joined Wilshire in 1980 and for six years directed its Equity Division, overseeing the delivery of the Equity and Index Fund Management Services, In 1986, he assumed responsibility for Wilshire Asset Management and for the next 16 years headed that division. Mr. Stevens earned a BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.


 146       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

              -----------------------------------------------------


SUB-ADVISOR:  Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of
              Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue,
              2nd Floor, New York, NY 10158-0180. The two firms continue an asset management history that began in 1939. Neuberger Berman is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is
              located at 745 Seventh Avenue, New York, NY 10019.



                                                 DAY-TO-DAY
          FUND                                   FUND MANAGEMENT
          ----                                   ---------------
          Partners MidCap Value                  S. Basu Mullick


S. BASU MULLICK. Mr. Mullick, Managing Director, Portfolio Manager, joined Neuberger Berman in 1998. Prior to joining the company, Mr. Mullick was a portfolio manager at Ark Asset Management. He earned a BA in Economics from the Presidency College, India. He also earned an MA in Economics and a Ph.D., ABD Finance from Rutgers University.
              -----------------------------------------------------


SUB-ADVISOR:  Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-
              income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue,
              Des Moines, IA 50392. It has other primary asset management offices in New
              York, London, Sydney, and Singapore.


The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                                 DAY-TO-DAY
          FUND                                   FUND MANAGEMENT
          ----                                   ---------------
          Bond & Mortgage Securities             William C. Armstrong
                                                 Timothy R. Warrick
          Diversified International              Paul H. Blankenhagen
                                                 Juliet Cohn
                                                 Chris Ibach
          Government & High Quality              Brad Fredericks
            Bond                                 Lisa A. Stange
          High Quality Intermediate-             William C. Armstrong
            Term Bond                            Timothy R. Warrick
          Inflation Protection                   Martin J. Schafer
                                                 Gwen Swanger
          International Emerging                 Michael Ade
            Markets                              Mihail Dobrinov
                                                 Michael L. Reynal
          International Growth                   Steven Larson
                                                 John Pihlblad
          LargeCap S&P 500 Index                 Dirk Laschanzky
          LargeCap Value                         Arild Holm
                                                 John Pihlblad
          MidCap Blend                           K. William Nolin

Principal Investors Fund                       MANAGEMENT OF THE FUNDS       147
www.principal.com

                                                 DAY-TO-DAY
          FUND                                   FUND MANAGEMENT
          ----                                   ---------------
          MidCap S&P 400 Index                   Dirk Laschanzky
          MidCap Value                           Stephen Musser
                                                 Jeffrey A. Schwarte
          Money Market                           Tracy Reeg
                                                 Alice Robertson
          Principal LifeTime 2010                Dirk Laschanzky
          Principal LifeTime 2020                Dirk Laschanzky
          Principal LifeTime 2030                Dirk Laschanzky
          Principal LifeTime 2040                Dirk Laschanzky
          Principal LifeTime 2050                Dirk Laschanzky
          Principal LifeTime Strategic           Dirk Laschanzky
          Income
          Short-Term Bond                        Zeid Ayer
                                                 Craig Dawson
                                                 Martin J. Schafer
          SmallCap Blend                         Thomas Morabito
                                                 Phil Nordhus
          SmallCap Growth                        Mariateresa Monaco
          SmallCap S&P 600 Index                 Dirk Laschanzky
          SmallCap Value                         Thomas Morabito
          Ultra Short Bond                       Zeid Ayer
                                                 Craig Dawson


MICHAEL ADE, CFA. Mr. Ade is a research analyst and serves as a co-portfolio manager for Principal Global Investors. Based in Singapore, his company research focus encompasses the consumer, health care and non-bank financial sectors. Mr. Ade joined the firm in 2001. He received a bachelor's degree in finance from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

WILLIAM C. ARMSTRONG, CFA. Mr. Armstrong is a portfolio manager for PGI. He manages multi-sector portfolios that invest in corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, sovereigns, and agencies. He joined the firm in 1992. Previously he served as a commissioned bank examiner at Federal Deposit Insurance Commission. He earned a Master's degree from the University of Iowa and a Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.

ZEID AYER, PH.D., CFA. Mr. Ayer is a portfolio manager at PGI. He is a co-manager of the ultra short and short-term bond portfolios. He is also head of the Structured Debt group that covers asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS). He joined PGI in 2001 and is the primary analyst responsible for mortgage-related ABS and non-agency MBS investments. Previously, Mr. Ayer was an assistant vice president at PNC Financial Services Group. He earned a doctorate in Physics from the University of Notre Dame, a master's in Computational Finance from Carnegie Mellon University and a Bachelor's degree in Physics from St. Xavier's College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.

PAUL H. BLANKENHAGEN, CFA. Mr. Blankenhagen joined the firm in 1992 and was named a portfolio manager in 2000. He is responsible for developing portfolio strategy and the ongoing management of core international equity portfolios. He earned a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.


 148       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

JULIET COHN. Ms. Cohn is a portfolio manager at PGI. She co-manages the core international equity portfolios, with an emphasis on Europe and on the health care sector. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a Bachelor's degree in Mathematics from Trinity College, Cambridge England.

CRAIG DAWSON, CFA. Mr. Dawson is a portfolio manager at PGI. He is co-manager of the ultra short and short term bond portfolios. He joined the firm in 1998 as a research associate, then moved into a portfolio analyst role before moving into a portfolio manager position in 2002. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.

MIHAIL DOBRINOV, CFA. Mr. Dobrinov is a research analyst and serves as a co-portfolio manager for PGI. He specializes primarily in the analysis of companies in the industrial sector, and serves as co-manager for diversified emerging markets portfolios. He joined the firm as an international and emerging market debt and currency specialist in 1995 and joined the equities team in 2002. Mr. Dobrinov received an MBA in finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mihail does not provide legal services on behalf of any of the member companies of the Principal Financial Group.)

BRAD FREDERICKS. Mr. Fredericks is a portfolio manager at PGI. He is responsible for co-managing the government securities accounts. His responsibilities include general portfolio overview and security analysis. He joined the firm in 1998 as a financial accountant and was named a portfolio manager in 2002. Previously, Mr. Fredericks was an assistant trader at Norwest Mortgage. He earned a Bachelor's degree in Finance from Iowa State University. Mr. Fredericks is a Fellow of the Life Management Institute (FLMI).

ARILD HOLM, CFA . Mr. Holm is a portfolio manager at PGI. He specializes in the management of large cap value portfolios and also provides analyst coverage of domestic energy companies. Before joining Principal in 2002, Mr. Holm was an investment officer with the University of California. Previously, he spent five years with the Colorado Public Employees' Retirement Association (PERA) as an energy portfolio manager and three years as an oil and gas analyst with Hanifen, Imhoff, Inc. Mr. Holm earned an MBA in Finance from the University of Colorado and a Bachelor's degree in Management Sciences from the University of Manchester Institute of Science and Technology (England). He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute

CHRISTOPHER IBACH, CFA. Mr. Ibach is an associate portfolio manager and equity research analyst at PGI. He specializes primarily in the analysis of international technology companies, with a particular emphasis on semiconductor research. Prior to joining PGI in 2000, he gained six years of related industry experience with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

STEVEN LARSON, CFA. Mr. Larson is an portfolio manager for Principal. He is responsible for co-managing Principal's international growth portfolio as well as covering the utilities sector for core international portfolios. Prior to joining the firm in 2001, he led the investment management review and portfolio analysis process for the $80 billion Wells Fargo fund family. He earned an MBA in Finance from the University of Minnesota and a Bachelor's degree from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

DIRK LASCHANZKY, CFA. Mr. Laschanzky is a portfolio manager for PGI, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining PGI in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Mr. Laschanzky shares responsibility for the day-to-day management of the Principal LifeTime Funds with Messrs. Fennessey, Finnegan and Welch, portfolio managers representing Principal. On behalf of PGI, Mr. Laschanzky develops, implements, and monitors the Funds' strategic or long-term asset class targets and target ranges. On

Principal Investors Fund                       MANAGEMENT OF THE FUNDS       149
www.principal.com
behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Mr. Laschanzky sets.

MARIATERESA MONACO. Ms. Monaco is a portfolio manager and member of the domestic small-cap equity team at PGI. She serves as lead portfolio manager for the small-cap growth portfolios. Ms. Monaco joined PGI in 2005 with a decade of prior equity investment experience with Fidelity Management and Research in Boston where she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master's degree in Electrical Engineering from Northeastern University. She also earned a Master's degree in Electrical Engineering from Politecnico di Torino, Italy.

THOMAS MORABITO, CFA. Mr. Morabito leads the small-cap portfolio management team for PGI and is the portfolio manager on the small-cap value portfolios. Prior to joining PGI in 2000, he managed the Structured Small Cap Fund for Invesco Management & Research. He earned an MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.

STEPHEN B. MUSSER, CFA . Mr. Musser is a portfolio manager at PGI. He specializes in the management of mid cap value portfolios and also provides analyst coverage of companies in the financial services industry. Mr. Musser joined the firm in 2001. Previously, he was an analyst for A.G. Edwards & Sons. He earned an MBA in Finance and a Bachelor's degree in Economics from the University of Missouri. He has earned the right to use the Chartered Financial Analyst designation.

K. WILLIAM NOLIN, CFA. Mr. Nolin is a portfolio manager for PGI. He serves as the portfolio manager for the firm's international small-cap equity portfolios. He joined the firm in 1994. He earned an MBA from the Yale School of Management and a Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

PHIL NORDHUS, CFA. Mr. Nordhus joined PGI in 1990 and was previously involved in corporate acquisitions and divestitures before moving to the equity group in 2000. Most recently, he has been involved in managing the small-cap portfolios and has responsibility for managing the small-cap analyst team. Mr. Nordhus earned an MBA from Drake University and a Bachelor's degree in Economics from Kansas State University. He has earned the right to use the Chartered Financial Analyst designation.

JOHN PIHLBLAD, CFA. Mr. Pihlblad is a portfolio manager at PGI. He joined the firm in 2000 and led the development of PGI's Global Research Platform. He has over 25 years experience in creating and managing quantitative investment systems. Prior to joining PGI, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He earned a BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.

TRACY REEG. Ms. Reeg is a portfolio manager at PGI. She is involved in the portfolio management of money market portfolios. She joined the firm in 1993 and began trading and portfolio management duties in 2000. Ms. Reeg earned a Bachelor's degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).

MICHAEL L. REYNAL. Mr. Reynal is a portfolio manager at PGI. He specializes in the management of emerging markets portfolios, as well as regional Asian equity portfolios. Prior to joining PGI in 2001, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. Mr. Reynal earned an MBA from the Amos Tuck School at Dartmouth College, an MA in History from Christ's College at the University of Cambridge and a BA in History from Middlebury College.

ALICE ROBERTSON. Ms. Robertson is a trader for PGI on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously,

 150       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.

MARTIN J. SCHAFER. Mr. Schafer is a portfolio manager for PGI. He specializes in short-term and long duration portfolios, as well as the Inflation Protection Fund and stable value mandates. He also has experience in managing mortgage-backed securities. Mr. Schafer joined the firm in 1977 and in the early 1980s he developed the firm's secondary mortgage marketing operation. In 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985, institutional portfolios in 1992 and stable value portfolios in 2000. He has earned a Bachelor's degree in Accounting and Finance from the University of Iowa.

JEFFREY A. SCHWARTE, CFA, CPA. Mr. Schwarte is a portfolio manager at PGI. He manages the large-cap core portfolios and is co-portfolio manager on the midcap value strategies. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He earned a Bachelor's degree in Accounting from the University of Northern Iowa. He has earned the right to use the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI).

LISA A. STANGE, CFA. Ms. Stange is a portfolio manager and strategist for PGI. She is responsible for managing the government securities portfolios and the mortgage-backed securities (MBS) within the multi-sector portfolios. As a strategist, Ms. Stange is involved in the formulation of broad investment strategy, quantitative research and product development. Previously, she was co-portfolio manager for U.S. multi-sector portfolios. She joined the firm in 1989. Ms. Stange earned an MBA and a Bachelor's degree from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.

GWEN SWANGER, CFA. Ms. Swanger is a portfolio manager for PGI's global fixed income and inflation protection portfolios. She has managed global fixed income since 1997. She has been involved in international and U.S. investing for over fifteen years. In addition to managing the international bond portfolios, she has directed the international fixed income research effort overseeing sovereign credit analysis of developed, developing countries and emerging markets. Ms. Swanger joined the firm in 1989 as a private placement analyst. She earned an MBA in Finance, a Bachelor's degree from Drake University and is a Fellow of the Life Management Institute (FLMI). She has also earned the right to use the Chartered Financial Analyst designation.

TIMOTHY R. WARRICK, CFA. Mr. Warrick is a portfolio manager at PGI with responsibility for the corporate and U.S. multi-sector portfolios. He also serves as portfolio management team leader with responsibility for overseeing portfolio management function for all total return fixed income products. Prior to his portfolio management responsibilities with the firm, Mr. Warrick was a fixed income credit analyst and extensively involved in product development. He joined the firm in 1990. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He has earned the right to use the Chartered Financial Analyst designation.
              -----------------------------------------------------


SUB-ADVISOR:  Principal Real Estate Investors, LLC ("Principal -- REI"), an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life.
              Principal-REI's address is 801 Grand Avenue, Des Moines, IA 50392.



                                                 DAY-TO-DAY
          FUND                                   FUND MANAGEMENT
          ----                                   ---------------
          Real Estate Securities                 Kelly D. Rush




Principal Investors Fund                       MANAGEMENT OF THE FUNDS       151
www.principal.com

KELLY D. RUSH, CFA. As portfolio manager, Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal -- REI, the dedicated real estate group of Principal. He has been managing the real estate stock portfolio since 1997. Previously, Mr. Rush participated in structuring commercial mortgage loans for public real estate companies and the analysis of real estate investment trust issued bonds. He has been with the real estate investment area of the firm since 1987. He earned an MBA in Business Administration and a Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.
              -----------------------------------------------------


SUB-ADVISOR:  Spectrum Asset Management, Inc. ("Spectrum") is an indirect subsidiary of
              Principal Life, an affiliate of PGI and a member of the Principal Financial
              Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park,
              Stamford, CT 06905.


The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                                 DAY-TO-DAY
          FUND                                   FUND MANAGEMENT
          ----                                   ---------------
          Preferred Securities                   L. Phillip Jacoby
                                                 Bernard M. Sussman


L. PHILLIP JACOBY. Mr. Jacoby is Sr. Vice President and Portfolio Manager for Spectrum and chairman of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, he was a senior investment officer as USL Capital Corporation, a subsidiary of Ford Motor Corporate, and co-managed a $600 million preferred stock portfolio. He earned his BS in Finance from Boston University.

BERNARD M. SUSSMAN. Mr. Sussman is Chief Investment Officer of Spectrum and Chair of its Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was a general partner and head of the Preferred Stock area of Goldman Sachs & Co. He was responsible for sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid (MIPS) market. He earned both an MBA in Finance and a Bachelor's degree in Industrial Relations from Cornell University.
              -----------------------------------------------------


SUB-ADVISOR:  T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over
              69 years of investment management experience. T. Rowe Price is located at
              100 East Pratt Street, Baltimore, MD 21202.



                                                 DAY-TO-DAY
          FUND                                   FUND MANAGEMENT
          ----                                   ---------------
          Partners LargeCap Blend                Anna M. Dopkin
                                                 Richard T. Whitney
          Partners LargeCap Growth I             Robert W. Sharps


ANNA M. DOPKIN, CFA. Ms. Dopkin is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Co-Director of U.S. Equity Research, and a member of the firm's Equity Steering Committee. Prior to joining T. Rowe Price in 1996, she worked at Goldman Sachs in its Mortgage Securities Department in New York and London. Ms. Dopkin earned a B.S., magna cum laude, from The Wharton School of the University of Pennsylvania. She has earned the right to use the Chartered Financial Analyst designation.


 152       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

Ms. Dopkin serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, she, along with Mr. Whitney, is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Ms. Dopkin has ultimate accountability for the Fund.

ROBERT W. SHARPS, CFA, CPA. Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also the lead Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division and a member of the Equity Steering Committee. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a B.S., summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.

RICHARD T. WHITNEY, CFA. Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Director of the firm's Quantitative Equity Group and member of the Equity Steering Committee and Brokerage Control Committee. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a B.S. and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.

Mr. Whitney serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he, along with Ms. Dopkin, is responsible for ensuring adherence to portfolio constraints and risk controls, as well as managing inter-analyst activity.
              -----------------------------------------------------


SUB-ADVISOR:  Turner Investment Partners, LLC ("Turner") was founded in 1990. Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.




The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                                 DAY-TO-DAY
          FUND                                   FUND MANAGEMENT
          ----                                   ---------------
          Partners MidCap Growth                 Tara R. Hedlund
                                                 Christopher K. McHugh
                                                 Jason D. Schrotberger


TARA R. HEDLUND, CFA, CPA. Ms. Hedlund joined Turner in 2000. Previously, she was an audit engagement senior at Arthur Andersen LLP. She has been in investment management since 1995. She earned a BBS in Accountancy from Villanova University. She has earned the right to use the Chartered Financial Analyst designation.

CHRISTOPHER K. MCHUGH. Mr. McHugh, Vice President and Senior Portfolio Manager, joined Turner in 1990. Prior to joining Turner, he was a performance specialist at Provident Capital Management. He earned a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University.

JASON D. SCHROTBERGER, CFA. Mr. Schrotberger joined Turner in 2001. Previously, he was an investment analyst at BlackRock Financial Management. He has been in investment management since 1994. He earned a BA in Economics from Denison University and an MBA in Finance from the University of Illinois. He has earned the right to use the Chartered Financial Analyst designation.


Principal Investors Fund                       MANAGEMENT OF THE FUNDS       153
www.principal.com

              -----------------------------------------------------


SUB-ADVISOR:  UBS Global Asset Management (Americas) Inc. ('UBS Global AM'), a Delaware
              corporation located at One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG.



                                                 DAY-TO-DAY
          FUND                                   FUND MANAGEMENT
          ----                                   ---------------
          Partners SmallCap Growth II            Paul A. Graham, Jr.
                                                 David N. Wabnik


PAUL A. GRAHAM, JR., CFA. Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Head of Growth Investors and Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

DAVID N. WABNIK. Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School.

THE SUB-SUB-ADVISORS
Principal Global Investors, LLC ("PGI") has entered into sub-sub-advisory agreements for various Funds. Under these agreements, each sub-sub-advisor has agreed to assume the obligations of PGI for a certain portion of the Fund's assets. The sub-sub-advisor is paid a fee by PGI.

PGI is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum Asset Management, Inc. ("Spectrum"), and Post Advisory Group, LLC ("Post") each of which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund's portfolio are made by Spectrum and such decisions for a portion of the Ultra Short Bond Fund's portfolio are made by Post.

See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.
              -----------------------------------------------------


SUB-SUB-ADVISOR:  Post Advisory Group, LLC ("Post") is an affiliate of PGI and a member of the Principal Financial Group. Post was founded in April 1992. Its address is 11755 Wilshire Boulevard, Los Angeles, CA 90025.


LAWRENCE A. POST. Mr. Post is a chief executive officer and chief investment officer for Post. He has over 35 years experience in the investment business, including 25 years in the high yield bond market. Prior to founding Post Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. He earned an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.


 154       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

ALLAN SCHWEITZER. Mr. Schweitzer is a Managing Director at Post. Prior to joining Post in 2000, he was a senior high yield analyst at Trust Company of the West ("TCW"). Prior to TCW, he was a high yield research analyst at Putnam Investments. Mr. Schweitzer earned a Bachelor's degree in Business Administration from Washington University at St. Louis and a Master's in Business Administration from the University of Chicago with a concentration in analytical finance and international economics.

              -----------------------------------------------------

DUTIES OF PRINCIPAL AND SUB-ADVISORS
Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Several of the Funds have multiple Sub-Advisors. For those Funds, Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

              -----------------------------------------------------

FEES PAID TO PRINCIPAL
The Fund pays Principal a fee for its services, which includes any fee Principal pay to the Sub-Advisor. The fee each Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2006 was:

Bond & Mortgage Securities              0.53%          Partners SmallCap Growth I                 1.10%
Diversified International               0.90%          Partners SmallCap Growth II                1.00%
Government & High Quality Bond          0.40%          Partners SmallCap Value                    1.00%
High Quality Intermediate-Term Bond     0.40%          Preferred Securities                       0.75%
Inflation Protection                    0.40%          Principal LifeTime 2010                  0.1225%
International Emerging Markets          1.35%(1)       Principal LifeTime 2020                  0.1225%
International Growth                    0.99%          Principal LifeTime 2030                  0.1225%
LargeCap Growth                         0.54%(2)       Principal LifeTime 2040                  0.1225%
LargeCap S&P 500 Index                  0.15%          Principal LifeTime 2050                  0.1225%
LargeCap Value                          0.45%          Principal LifeTime Strategic Income      0.1225%
MidCap Blend                            0.64%          Real Estate Securities                     0.84%
MidCap Growth                           0.65%          SAM Balanced                                N/A(3)
MidCap S&P 400 Index                    0.15%          SAM Conservative Balanced                   N/A(3)
MidCap Value                            0.65%          SAM Conservative Growth                     N/A(3)
Money Market                            0.40%          SAM Flexible Income                         N/A(3)
Partners LargeCap Blend                 0.74%          SAM Strategic Growth                        N/A(3)
Partners LargeCap Blend I               0.45%          Short-Term Bond                            0.40%
Partners LargeCap Growth I              0.74%          SmallCap Blend                             0.75%
Partners LargeCap Growth II             0.99%          SmallCap Growth                            0.75%
Partners LargeCap Value                 0.77%          SmallCap S&P 600 Index                     0.15%
Partners MidCap Growth                  1.00%          SmallCap Value                             0.75%
Partners MidCap Value                   1.00%          Ultra Short Bond                           0.40%




Principal Investors Fund                       MANAGEMENT OF THE FUNDS       155
www.principal.com

 (1) The Fund's management fees have decreased effective October 1, 2006.

                                            FIRST $500    NEXT $500    NEXT $500    OVER $1.5
                  FUND                        MILLION      MILLION      MILLION      BILLION
                  ----                      ----------    ---------    ---------    ---------
International Emerging Markets                 1.20%         1.18%        1.16%        1.15%



 (2) The Fund's management fees have increased effective January 16, 2007.

                                             FIRST $500    NEXT $500    NEXT $1    NEXT $1    OVER $3
                   FUND                        MILLION      MILLION     BILLION    BILLION    BILLION
                   ----                      ----------    ---------    -------    -------    -------
LargeCap Growth                                 0.68%         0.65%       0.62%      0.58%      0.55%



 (3) Each of the Funds in the table below pays a fee to Principal (as a percentage of the average daily net assets) as shown.

                                         FIRST $500   NEXT $500   NEXT $1   NEXT $1   NEXT $1   NEXT $1   OVER $5
                  FUND                     MILLION     MILLION    BILLION   BILLION   BILLION   BILLION   BILLION
                  ----                   ----------   ---------   -------   -------   -------   -------   -------
SAM Balanced Portfolio*                     0.55%        0.50%      0.45%     0.40%     0.35%     0.30%     0.25%
SAM Conservative Balanced Portfolio*        0.55         0.50       0.45      0.40      0.35      0.30      0.25
SAM Conservative Growth Portfolio*          0.55         0.50       0.45      0.40      0.35      0.30      0.25
SAM Flexible Income Portfolio*              0.55         0.50       0.45      0.40      0.35      0.30      0.25
SAM Strategic Growth Portfolio*             0.55         0.50       0.45      0.40      0.35      0.30      0.25



 * Breakpoints based on aggregate SAM Portfolio net assets

A discussion regarding the basis for the Board of Directors approving the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2006 and in the annual report to shareholders for the fiscal year ended October 31, 2006.

The Fund and Principal, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may:
- hire one or more Sub-Advisors;
- change Sub-Advisors; and
- reallocate management fees between itself and Sub-Advisors.

Principal will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.



 156       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852

PRICING OF FUND SHARES

Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading, generally New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in good order by us at our transaction processing center in Canton, Massachusetts. In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):
- on a day that the NYSE is open and
- prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For all Funds, except the Money Market Fund, the share price is calculated by:
- taking the current market value of the total assets of the Fund
- subtracting liabilities of the Fund
- dividing the remainder proportionately into the classes of the Fund
- subtracting the liability of each class
- dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.

NOTES:
- If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
- A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund's NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

  The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.


Principal Investors Fund                        PRICING OF FUND SHARES       157
www.principal.com

- Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Fill out the Principal Investors Fund (or the IRA, SEP or SIMPLE) application completely. You must include:
- the name you want to appear on the account;
- the Principal Investors Fund(s) in which you want to invest;
- the amount of the investment;
- your Social Security number; and
- other required information.

The Fund requires a minimum initial investment of $1,000. Subsequent investment minimums are $100.

- The Funds may reject or cancel any purchase orders for any reason. For example, the Funds do not permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders from market timers or investors that, in Principal's opinion, may be disruptive to the Funds. For these purposes, Principal may consider an investor's trading history in the Funds or other Funds sponsored by Principal Life and accounts under common ownership or control. Principal may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.

- If you are making an initial purchase of Principal Investors Funds of $1,000,000 or more and have selected Class J shares, the purchase will be of Class A shares of the Fund(s) you have selected.

  However, if you have selected a Fund which does not offer A shares, we will contact you for instructions as to how to allocate your purchase. As of the date of this prospectus, the following Funds do not offer Class A shares: High Quality Intermediate-Term Bond; International Growth; MidCap Growth; MidCap S&P 400 Index; MidCap Value; Partners SmallCap Growth I; Partners SmallCap Value; SmallCap Growth and SmallCap S&P 600 Index.

- The minimum investment applies on a per Fund level, not on the total investment being made.

To eliminate the need for safekeeping, the Fund will not issue certificates for shares. The Fund may periodically close to new purchases of shares or refuse any order to buy shares if Principal determines that doing so would be in the best interests of the Fund and its shareholders.

Accounts with foreign addresses cannot be established. If an existing shareholder with a U.S. address moves to a foreign location and updates the address on the shareholder's account, we are unable to process any purchases or exchanges on that account.

PAYMENT. Payment for shares of the Funds purchased as a direct rollover IRA is made by the retirement plan trustees. Payment for other shares is generally made via personal check or cashiers check. We consider your purchase of Fund shares by check to be your authorization to make an automated clearing house ("ACH") debit entry to your account. Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 7 calendar days.

Your Investment Representative can help you buy shares of the Funds by mail, through bank wire, direct deposit or Automatic Investment Plan. Contact the Fund at 1-800-222-5852 to obtain bank wire instructions. No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed).

Direct Deposit
Your Investment Representative can help you make a Direct Deposit from your paycheck (if your employer approves) or from a government allotment. Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Investors Fund account(s). You will receive a Direct Deposit Authorization Form to give to your employer or the governmental agency (either of which may charge a fee for this service). Shares

 158       PURCHASE OF FUND SHARES                      Principal Investors Fund
                                                                  1-800-222-5852
will be purchased on the day the ACH notification is received by Wells Fargo, N.A. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.

Automatic Investment Plan
Your Investment Representative can help you establish an Automatic Investment Plan. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day of the month the deduction is to be made. If that date is a non-trading day, we will process the deduction on the next trading day. If the next trading day falls in the next month or year, we will process the deduction on the day prior to your selected day. The minimum initial investment is waived if you set up an Automatic Investment Plan when you open your account. Minimum monthly purchase is $100 per Fund.

Effective the close of business on September 1, 2007, the SmallCap Blend Fund (the "fund") closed to new investors. With limited exceptions, those who were fund shareholders on September 1, 2007 may, however, continue to purchase shares in fund accounts in existence at that time.

REDEMPTION OF FUND SHARES

After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC or excessive trading fee. There is no additional charge for a sale of shares however, you will be charged a $10 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). A Fund can only sell shares after your check making the Fund investment has cleared your bank, which may take up to 7 calendar days. A sell order from one owner is binding on all joint owners.
  *  a day when the NYSE is open for normal business

Distributions from IRA, SEP, SIMPLE, and SAR-SEP accounts may be taken as:
- lump sum of the entire interest in the account,
- partial interest in the account, or
- periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age
59 1/2.

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.

Generally, sales proceeds checks are:
- payable to all owners on the account (as shown in the account registration) and
- mailed to the address on the account (if not changed within last 30 days) or previously authorized bank account.

For other payment arrangements, please call Principal Investors Fund. You should also call Principal Investors Fund for special instructions that may apply to sales from accounts:
- when an owner has died;
- for certain employee benefit plans; or
- owned by corporations, partnerships, agents, or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.


Principal Investors Fund                     REDEMPTION OF FUND SHARES       159
www.principal.com

CDSC-FREE WITHDRAWAL PRIVILEGE. Sales may be subject to a CDSC. Redemption of Class J shares made through a periodic withdrawal plan in an amount of up to 1.00% per month (measured cumulatively with respect to non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the periodic withdrawal plan is established) may be made without a CDSC. The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.

SELL SHARES BY MAIL:
- Send a distribution form (available at PrincipalFunds.com or by calling 1-800-222-5852) which is signed by the owner/owners of the account to:
       Principal Investors Fund
       P.O. Box 10423
       Des Moines, Iowa 50306-0423
- A Medallion Signature Guarantee* will be required if the:
  - sell order is for more than $100,000;
  - check is being sent to an address other than the account address;
  - account address has been changed within 30 days of the sell order; or
  - check is payable to a party other than the account shareholder(s), Principal Life or a retirement plan trustee or custodian that has agreed in writing to accept a transfer of assets from the Fund.
       * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guarantee by a notary public or savings bank is not acceptable.

SELL SHARES IN AMOUNTS OF $100,000 OR LESS BY TELEPHONE
- The combined amount requested from all funds to which the redemption request relates is $100,000 or less.
- The address on the account must not have been changed within the last 30 days and telephone privileges must apply to the account from which the shares are being sold.
- If our phone lines are busy, you may need to send in a written sell order.
- To sell shares the same day, the order must be received in good order before the close of normal trading on the NYSE (generally 3:00 p.m. Central Time).
- Telephone redemption privileges are NOT available for Principal Investors Fund 403(b) plans, inherited IRAs, corporate accounts, and certain employee sponsored benefit plans.
- If previously authorized, checks can be sent to a shareholder's U.S. bank account.

PERIODIC WITHDRAWAL PLANS
You may set up a periodic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:
- sell enough shares to provide a fixed amount of money ($100 minimum amount; the required minimum is waived to the extent necessary to meet required minimum distributions as defined by the Internal Revenue Code);
- pay insurance or annuity premiums or deposits to Principal Life (call us for details); and
- provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a periodic withdrawal plan by:
- completing the applicable section of the application; or
- sending us your written instructions; or
- calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

Your periodic withdrawal plan continues until:
- you instruct us to stop; or
- your Fund account balance is zero.


 160       REDEMPTION OF FUND SHARES                    Principal Investors Fund
                                                                  1-800-222-5852

When you set up the withdrawal plan, you select which day you want the sale made (if none is selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

Sales made under your periodic withdrawal plan will reduce and may eventually exhaust your account. The Funds do not normally accept purchase payments while a periodic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account).

The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.

EXCESSIVE TRADING FEE (OTHER THAN MONEY MARKET FUND). An excessive trading fee may apply to redemptions made within 30 days of purchase as described in "Frequent Purchases and Redemptions." If excessive trading is deemed to be occurring, additional restrictive actions may be taken, as described below.

EXCHANGE OF FUND SHARES

Your shares in the Funds may be exchanged without a sales charge for the same class of any other Principal Investors Fund.
- The CDSC, if any, is not charged on exchanges. However, the original purchase date of the shares from which an exchange is made is used to determine if newly acquired shares are subject to the CDSC when they are sold.
- An exchange fee is imposed on exchanges of $30,000 or more if the exchanged shares were purchased within 30 days of the date of the exchange.

You may exchange shares by:
- sending a written request to:
       Principal Investors Fund
       P. O. Box 10423
       Des Moines, Iowa 50306-0423
- completing an Exchange Authorization Form (available on PrincipalFunds.com or by calling 1-800-222-5852).
- via the Internet at www.principal.com.
- calling us, if you have telephone privileges on the account.


Principal Investors Fund                       EXCHANGE OF FUND SHARES       161
www.principal.com

AUTOMATIC EXCHANGE ELECTION
This election authorizes an exchange from one Principal Investors Fund to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
- completing the Automatic Exchange Election section of the application,
- calling us if telephone privileges apply to the account from which the exchange is to be made, or
- sending us your written instructions.

Your automatic exchange continues until:
- you instruct us to stop by calling us if telephone privileges apply to the account or by sending us your written instructions; or
- your Fund account balance is zero.

You may specify the day of the exchange (if none is selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

GENERAL
- An exchange by any joint owner is binding on all joint owners.
- If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
- All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
- You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
- For an exchange to be effective the day we receive your instruction, we must receive the instruction in good order at our transaction processing center in Canton, Massachusetts before the close of normal trading on the NYSE (generally 3 p.m. Central Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:
- accounts with identical ownership,
- an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership,
- a single owner to a Uniform Transfer to Minors Act ("UTMA") account if the owner of the single owner account is also the custodian on the UTMA account, or
- a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.

Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Principal Investors Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.

EXCESSIVE TRADING FEE (OTHER THAN MONEY MARKET FUND). An excessive trading fee may apply to exchanges made within 30 days of purchase as described in "Frequent Purchases and Redemptions." If excessive trading is deemed to be occurring, additional restrictive actions may be taken, as described below.


 162       EXCHANGE OF FUND SHARES                      Principal Investors Fund
                                                                  1-800-222-5852

FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

Frequent purchases and redemptions pose a risk to the Funds because they may:
- Disrupt the management of the Funds by:
  - forcing the Funds to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund; and
  - causing unplanned portfolio turnover;
- Hurt the portfolio performance of the Funds; and
- Increase expenses of the Funds due to:
  - increased broker-dealer commissions and
  - increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.

The Funds have adopted procedures to "fair value" foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds may be negatively impacted and may cause investors to suffer the harms described. The potential negative impact and harms of undetected excessive trading in shares of the underlying Funds in which the Principal LifeTime Funds or Strategic Asset Management Funds invest could flow through to the Principal LifeTime Funds and Strategic Asset Management Funds as they would for any Fund shareholder. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may negatively impact the Funds.

Currently the Funds, except the Money Market Fund, impose an excessive trading fee on redemptions or exchanges of $30,000 or more of a Fund's Class J shares redeemed within 30 days after they are purchased. The fee does not apply to redemptions or exchanges made pursuant to an Automatic Exchange Election or Periodic Withdrawal Plan through an Automatic Exchange Election or a Periodic Withdrawal Plan; due to a shareholder's death or disability (as defined in the Internal Revenue Code); or to satisfy minimum distribution rules imposed by the Internal Revenue Code. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movement in and out of the Funds.

The imposition of the excessive trading fee may be waived if an intermediary, such as a retirement plan recordkeeper, through which Fund shares are made available to shareholders is unable or unwilling to impose the fee, but is able to implement other procedures the Fund believes are reasonably designed to prevent excessive trading in Fund shares.

In addition, if a Fund deems frequent trading and redemptions to be occurring, action will be taken that may include, but is not limited to:
- Increasing the excessive trading fee to 2%,
- Increasing the excessive trading fee period from 30 days to as much as 90 days,
- Applying the excessive trading fee to redemptions or exchanges of less than $30,000,
- Limiting the number of permissible exchanges available to shareholders identified as "excessive traders,"
- Limit exchange requests to be in writing and submitted through the United States Postal Service (in which case, requests for exchanges by fax, telephone or internet will not be accepted), and
- Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.


Principal Investors Fund                   DIVIDENDS AND DISTRIBUTIONS       163
www.principal.com

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DIVIDENDS AND DISTRIBUTIONS

The Funds pay their net investment income to shareholders of record on the business day prior to the payment date.

The Payment schedule is as follows:
- The Preferred Securities Fund pays its net investment income on a monthly basis. The payment date is the last business day or each month. The Preferred Securities Fund previously paid its net investment income on a quarterly basis; the last quarterly payment will occur on the last business day in September 2007. Monthly payments for the Preferred Securities Fund will take place on the last business day of each month following that.
- The SAM Flexible Income Portfolio, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, and Real Estate Securities Fund pay their net investment income on a quarterly basis. The payment date is the last business day of March, June, September and December.
- The other Funds (except Bond & Mortgage Securities, Government & High Quality Bond, Inflation Protection, Money Market, Short-Term Bond, and Ultra Short
  Bond) pay their net investment income on an annual basis. The payment date is the last business day of the year. The SAM conservative Growth Portfolio previously paid its net investment income on a quarterly basis. Annual payments for the SAM conservative Growth Portfolio will commence on the last business day of December 2007. The Bond & Mortgage Securities, Government & High Quality Bond, Inflation Protection, and Short-Term Bond funds previously paid their net investment income on a monthly basis. The effective date of this change is October 1, 2007.

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

Dividend and capital gain distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be:
- invested in shares of another Principal Investors Fund without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
- paid in cash.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested on a monthly basis back into additional shares of the Fund. You may ask to have your dividends paid to you monthly in cash. These cash payments are made on the 20th of each month (or previous business day).

The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

The Bond and Mortgage Securities, Government & High Quality Bond, Inflation Protection, Short-Term Bond and Ultra Short Bond Funds declare dividends of all their daily net investment income each day their shares are priced.

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimate, consequently, differences, if any, will be included in the calculation of subsequent dividends. On the last business day of each month (or the previous business day) the Fund will pay out its accumulated declared dividends. You may ask to have your dividends paid to you in cash. If you do not request cash payments, your dividend will be reinvested back into additional shares of the Fund on a monthly basis.


 164       DIVIDENDS AND DISTRIBUTIONS                  Principal Investors Fund
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

NOTES:
- A Fund's payment of income dividends and capital gains has the effect of reducing the share price by the amount of the payment.
- Distributions from a Fund, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax.
- For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.

FUND ACCOUNT INFORMATION

STATEMENTS
You will receive quarterly statements for the Funds you own. The statements provide the number and value of shares you own, transactions during the period, dividends declared or paid and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares in the Principal Investors Fund, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information -- what you bought or sold, the amount of the transaction, and other vital data.

Certain purchases and sales are only included on your quarterly statement. These include accounts:
- when the only activity during the quarter:
  - is purchase of shares from reinvested dividends and/or capital gains;
  - are purchases under an Automatic Investment Plan;
  - are sales under a Periodic Withdrawal Plan; or
  - are purchases or sales under an Automatic Exchange Election.
- used to fund certain individual retirement or individual pension plans; or
- established under a payroll deduction plan.

If you need information about your account(s) at other times, you may:
- access your account on the internet at www.principal.com;
- call our PrinCall(R) line 24 hours a day at 1-800-421-2298; or
- call us at 1-800-222-5852. (Our office generally is open Monday through Friday between 7 a.m. and 7 p.m. Central Time).

ORDERS PLACED BY INTERMEDIARIES
Principal Investors Fund may have an agreement with your intermediary, such as a broker-dealer, third party administrator or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries ("sub-designees") to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next NAV it computes after your intermediary or sub-designee received your order. NOTE: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the New York Stock Exchange closes at a time other than 3 p.m. Central Time.


Principal Investors Fund                      FUND ACCOUNT INFORMATION       165
www.principal.com

SIGNATURE GUARANTEES
Certain transactions require a Medallion Signature Guarantee. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guarantee by a notary public or savings bank is not acceptable. Signature guarantees are required:
- if you sell more than $100,000 from any one Fund;
- if a sales proceeds check is payable to other than the account shareholder(s), Principal Life or Principal Bank;
- to change ownership of an account;
- to add wire privileges to an existing account;
- to change bank account information designated under an existing systematic withdrawal plan;
- to exchange or transfer among accounts with different ownership; and
- to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 30 days.

SPECIAL PLANS
The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment periodic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

MINIMUM ACCOUNT BALANCE
Generally, the Funds do not have a minimum required balance. Because of the disproportional high cost of maintaining small accounts, the Funds reserve the right to set a minimum and sell all shares in an account with a value of less than $300. The sales proceeds would then be mailed to you. These involuntary sales will not be triggered just by market conditions. If the Funds exercise this right, you will be notified that the redemption is going to be made. You will have 30 days to make an additional investment and bring your account up to the required minimum. The Funds reserve the right to increase the required minimum.

TELEPHONE AND INTERNET INSTRUCTIONS
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a Personal Identification Number, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the shareholder's address of record.

Instructions received from one owner is binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.

HOUSEHOLDING
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Fund at 1-800-222-5852. You may notify the Fund in writing. Individual copies of prospectuses and reports will be sent to you within thirty
(30) days after the Fund receives your request to stop householding.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.


 166       FUND ACCOUNT INFORMATION                     Principal Investors Fund
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

PROCEDURES FOR OPENING AN ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identify on a timely basis, we may close your account or take such other action as we deem appropriate.

FINANCIAL STATEMENTS
Shareholders will receive annual financial statements for the Funds, audited by the Funds' independent registered public accounting firm, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited. That report is a part of this prospectus.

PORTFOLIO HOLDINGS INFORMATION

The Fund will publish month-end portfolio holdings information for the Funds described in this Prospectus on the principal.com website and the PrincipalFunds.com website on the last business day of the following month. The information will include all of each Fund's holdings, and may include information regarding the top ten holdings as well. The information will remain on the website until the Fund files portfolio holding information with the SEC for a period that includes the date on which the holdings are published on the websites. Also, from time to time, information relating to the impact of specific events, such as national disasters, corporate debt defaults, or similar events, on a Fund's portfolio will be published on the website. In addition, composite portfolio holdings information for the Money Market Fund is published each week as of the prior week on the principalglobal.com website.

Third parties who need portfolio holdings information to provide services to the Funds may be provided such information prior to its posting on the website, solely for legitimate business purposes and subject to confidentiality agreements. A description of the Funds' policies and procedures with respect to the disclosure of the portfolio securities is available in the Funds' Statement of Additional Information.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions).

The financial statements for the Fund were audited by Ernst & Young LLP, whose report, along with the financial statements, is included in the most recent annual report for the Fund. To receive a copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-222-5852.

THE FINANCIAL HIGHLIGHTS WILL BE ADDED BY AMENDMENT



Principal Investors Fund                PORTFOLIO HOLDINGS INFORMATION       167
www.principal.com

ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated February 29, 2008, which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Statement of Additional Information and the Fund's annual and semi-annual reports can be obtained free of charge by writing Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. In addition, the Fund makes its Statement of Additional Information and annual and semi-annual reports available, free of charge, on our website. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

                Principal Investors Fund, Inc. SEC File 811-07572


 168       ADDITIONAL INFORMATION                       Principal Investors Fund
                                                                  1-800-222-5852

APPENDIX A

SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. Factors that may adversely affect a particular Fund as a whole are called "principal risks." The principal risks of investing in the Funds are stated above as to each Fund in the Fund's description. Each of these risks is summarized below. The first four risks described below - credit and counterparty risk, liquidity risk, management risk, and market risk - apply to all the Funds. The remaining risks apply to certain of the Funds as described previously. Additional information about the Funds, their investments, and the related risks is located under "Certain Investment Strategies and Related Risks" and in the Statement of Additional Information.

RISKS COMMON TO ALL OF THE FUNDS

CREDIT AND COUNTERPARTY RISK
Each of the funds is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

LIQUIDITY RISK
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MARKET RISK
The value of a fund's portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

MANAGEMENT RISK
Each of the funds is actively managed by its investment advisor or sub-advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub-advisor(s) to make investment decisions that are suited to achieving the fund's investment objective. If the advisor's or sub-advisor(s)' strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

ADDITIONAL RISKS APPLICABLE TO CERTAIN FUNDS

ACTIVE TRADING RISK
A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund's brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

DERIVATIVES RISK
Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund's use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.


Principal Investors Fund                                    APPENDIX A       169
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

EMERGING MARKET RISK
Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

EQUITY SECURITIES RISK
Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

EURODOLLAR AND YANKEE OBLIGATIONS RISK
Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that a foreign government will not let U.S. dollar-denominated assets leave the country, the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and adverse political or economic developments will affect investments in a foreign country.

EXCHANGE RATE RISK
Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds' foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

FIXED-INCOME SECURITIES RISK
Fixed-income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

FOREIGN SECURITIES RISK
Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund's investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

GEOGRAPHIC CONCENTRATION RISK
Funds that invest significant portions of their assets in concentrated geographic areas such as a particular state or region of the U.S. have more exposure to local or regional economic risks than funds that invest more broadly.


 170       APPENDIX A                                   Principal Investors Fund
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GROWTH STOCK RISK
Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A fund's strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

HIGH YIELD SECURITIES RISK
Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." While these securities generally provide greater income potential than investments in higher rated fixed-income securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt. High yield securities generally involve greater price volatility and may be less liquid than higher rated fixed-income securities. High yield securities are considered speculative by the major credit rating agencies.

INITIAL PUBLIC OFFERINGS ("IPOS") RISK
There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

INVESTMENT COMPANY SECURITIES RISK
Certain funds invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including investment advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities.

MARKET SEGMENT RISK
Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:
- MidCap: A fund's strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.
- LargeCap: A fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.
- SmallCap: A fund's strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

MID CAP STOCK RISK
Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

MUNICIPAL SECURITIES RISK
Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of funds investing in such securities. Funds that invest in municipal securities are also subject to the risk that some or all of the interest they receive from such securities might become taxable by law or determined by the Internal Revenue Service (or the relevant state's tax authority) to be taxable, in which event the value of such funds' investments would likely decline.


Principal Investors Fund                                    APPENDIX A       171
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

NON-DIVERSIFICATION RISK
A fund that is non-diversified may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect the fund's performance.

PORTFOLIO DURATION RISK
Portfolio duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

PREPAYMENT RISK
Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

REAL ESTATE SECURITIES RISK
Real estate investment trusts ("REITs") or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependent on management skills and generally are not diversified. Equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage
REITs:
- may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
- may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments);
- are subject to cash flow dependency and defaults by borrowers; and
- could fail to qualify for tax-free pass-through of income under the Internal Revenue Code.

SECTOR RISK
When a fund's investments are concentrated in a particular industry or sector of the economy (e.g., real estate, technology, financial services), they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. Funds concentrating in a particular industry sector tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. A fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting that industry or sector.

SECURITIES LENDING
The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

SMALL COMPANY RISK
Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


 172       APPENDIX A                                   Principal Investors Fund
                                                                  1-800-222-5852

UNDERLYING FUND RISK
The Principal LifeTime Funds and the Strategic Asset Management ("SAM") Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expenses for that fund.


Principal Investors Fund                                    APPENDIX A       173
www.principal.com

Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub-Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2006.

                            PRINCIPAL LIFETIME FUNDS

                                                                                            PRINCIPAL
                                     PRINCIPAL  PRINCIPAL  PRINCIPAL  PRINCIPAL  PRINCIPAL   LIFETIME
                                      LIFETIME   LIFETIME   LIFETIME   LIFETIME   LIFETIME  STRATEGIC
        UNDERLYING FUND                 2010       2020       2030       2040       2050      INCOME   TOTAL
        ---------------              ---------  ---------  ---------  ---------  ---------  ---------  -----
Bond & Mortgage Securities             16.87%     23.70%     13.86%      4.38%      1.11%      7.61%   67.54%
Disciplined LargeCap Blend             10.16      27.92      25.91      12.99       6.55       1.96    85.49
Inflation Protection                    7.23                                                   4.32    11.55
International Emerging Markets          2.21       5.82       5.67       2.45       1.12               17.28
International Growth                    5.01      14.89      15.65       7.46       4.00       1.17    48.18
Large Cap Growth                        4.66      11.72      11.69       6.35       3.12       0.99    38.53
LargeCap Value                          4.38      11.09      11.32       6.21       2.92       0.94    36.85
Partners International                  1.55       3.26       3.18       1.68       0.81       0.27    10.75
Partners LargeCap Blend I               3.30      10.50       8.72       4.39       2.17       0.76    29.84
Partners LargeCap Growth I              1.13       2.17       2.42       1.46       0.66       0.20     8.05
Partners LargeCap Growth II             3.54       9.07       9.05       4.97       2.36       0.68    29.68
Partners LargeCap Value                 2.08       5.03       5.06       2.71       1.38       0.44    16.69
Partners LargeCap Value I               1.40       3.31       3.33       1.62       0.80               10.45
Partners MidCap Growth                             1.75       2.18       1.10       0.61                5.64
Partners MidCap Value I                            1.12       1.39       0.70       0.39                3.60
Partners SmallCap Growth I                                    6.45       4.66       2.60               13.71
Partners SmallCap Growth III            2.36      13.51      13.60       7.71       4.14               41.33
Partners SmallCap Value I                                     1.74       1.26       0.78                3.78
Preferred Securities                   16.04      29.94      16.44       4.98       1.51       6.60    75.51
Real Estate Securities                  6.82      12.50       8.56       2.68       0.66       2.04    33.26
SmallCap S&P 600 Index                 10.03      11.45       9.11       5.08       2.22       2.22    40.11
SmallCap Value                          2.66      14.16      14.47       8.18       4.41               43.89
Ultra Short Bond                       31.81                                                  30.57    62.38


The SAM Portfolios commenced operations on January 12, 2007, as successor portfolios for the WM Group of Funds ("WMA") SAM Portfolios. The predecessor portfolios invested in shares of funds that have been combined with various Funds of Principal Investors Fund ("PIF") as follows:

       WMA ACQUIRED FUNDS                PIF ACQUIRING FUNDS
       ------------------                -------------------
Equity Income Fund                 Equity Income Fund I
Growth Fund                        LargeCap Growth Fund
Growth & Income Fund               Disciplined LargeCap Blend Fund
High Yield Fund                    High Yield Fund II
Income Fund                        Income Fund
International Growth Fund          Diversified International Fund
Mid Cap Stock Fund                 MidCap Stock Fund
Money Market Fund                  Money Market Fund
REIT Fund                          Real Estate Securities Fund
Short-Term Income Fund             Short-Term Income Fund
Small Cap Growth Fund              SmallCap Growth Fund
Small Cap Value Fund               SmallCap Value Fund
U.S. Government Securities Fund    Mortgage Securities Fund
West Coast Equity Fund             West Coast Equity Fund




 174       APPENDIX A                                   Principal Investors Fund
                                                                  1-800-222-5852

The following table shows the percentage of the outstanding shares of the predecessor Underlying Funds owned by the predecessor Portfolios as of October 31, 2006.

                    STRATEGIC ASSET MANAGEMENT PORTFOLIOS(1)

                                              FLEXIBLE  CONSERVATIVE            CONSERVATIVE  STRATEGIC
              UNDERLYING FUND                  INCOME     BALANCED    BALANCED     GROWTH       GROWTH   TOTAL
              ---------------                 --------  ------------  --------  ------------  ---------  -----
      REIT Fund                                  1.87%       2.85%      30.86%      33.33%      20.35%   89.26%
      Equity Income Fund                         1.05        1.56       15.06       16.28       10.55    44.50
      Growth & Income Fund                       2.29        2.25       24.33       26.28       17.08    72.23
      West Coast Equity Fund                     0.59        1.33       14.44       15.36       10.65    42.37
      MidCap Stock Fund                          2.53        2.25       24.25       25.50       19.09    73.62
      Growth Fund                                2.65        2.68       30.98       31.32       22.45    90.08
      SmallCap Value Fund                        3.17        2.58       31.01       34.95       22.92    94.63
      SmallCap Growth Fund                       2.40        1.87       22.60       25.72       16.91    69.50
      International Growth Fund                              2.85       31.54       31.83       22.33    88.55
      Short Term Income Fund                    42.88       15.20       18.55                            76.63
      U.S. Government Securities Fund           15.77        9.88       46.79       16.36                88.80
      Income Fund                               17.72        9.47       39.71       12.24                79.14
      High Yield Fund                            4.97        3.25       18.66        8.43        8.25    43.56



 (1) Each of the Strategic Asset Management Portfolios and each of the underlying funds in the table below began operations on January 12, 2007. Each is a successor fund to a portfolio managed by WM Advisors prior to that date.

One or more of the SAM Portfolios intend to invest in the Diversified International, Disciplined LargeCap Blend, Equity Income I, LargeCap Growth, SmallCap Growth, and SmallCap Value Funds, and may acquire a significant percentage of the underlying funds' outstanding shares.

U.S. GOVERNMENT SECURITIES RISK
U.S. government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of a fund's securities do not affect interest income on securities already held by the fund but are reflected in the fund's price per share. Since the magnitude of these fluctuations generally is greater at times when a fund's average maturity is longer, under certain market conditions a fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

U.S. GOVERNMENT SPONSORED SECURITIES RISK
A fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

VALUE STOCK RISK
A fund's investments in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. A fund's strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.


Principal Investors Fund                                    APPENDIX A       175
www.principal.com

APPENDIX B

DEFINITIONS OF THE INDICES REFERENCED IN THIS PROSPECTUS

The performance tables included in the prospectus provide performance information of various indices. These indices are described in this appendix. An investment cannot be made directly in the indices and the indices' performance figures do not include any commissions or sales charges that would be paid by investors purchasing the securities represented by the indices.

6 MONTH LIBOR (LONDON INTERBANK OFFERED RATE) INDEX is an average of the interest rate of U.S. dollar deposits, known as Eurodollars, of a stated maturity.

CITIGROUP BROAD MARKET (BMI) GLOBAL EX-US INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of US $100 million and above.

CITIGROUP WORLD EX-US BROAD MARKET (BMI) GROWTH INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with growth characteristics and an available free float market cap of US $100 million and above.

LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

LEHMAN BROTHERS U.S. TREASURY TIPS (TREASURY INFLATION PROTECTION SECURITIES) INDEX is an unmanaged index of inflation-protected U.S. Treasury securities that will mature in one year or longer.

LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities
(MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA, and FHLMC.

LEHMAN BROTHERS 1-3 GOVERNMENT/CREDIT BOND INDEX represents a combination of the Government and Corporate Bond indices with maturities between one and three years.

LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.

LEHMAN BROTHERS U.S. TREASURY BELLWETHERS 3 MONTH INDEX is composed of public obligations of the U.S. Treasury with a maturity of three months.

MERRILL LYNCH PREFERRED HYBRID INDEX is an unmanaged index of investment grade, exchange-traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD INDEX (ACWI) Ex-US is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the US.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is an unmanaged index that measures the stock returns of companies in 26 developing countries.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) US REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


 176       APPENDIX B                                   Principal Investors Fund
                                                                  1-800-222-5852

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD EX US GROWTH INDEX measures global developed market equity performance of growth securities outside of the United States. It is comprised of half the securities in the MSCI world ex U.S. Index, with half of the market capitalization of each country index.

MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.

MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY AVERAGE is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.

MORNINGSTAR FOREIGN LARGE BLEND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.

MORNINGSTAR FOREIGN LARGE GROWTH CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.

MORNINGSTAR INFLATION PROTECTED BOND CATEGORY primarily invest in fixed-income securities that increase coupon and/or principal payments at the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer of these types of securities. Most of these portfolios buy bonds with intermediate- to long-term maturities.

MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY AVERAGE is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.

MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.

MORNINGSTAR LARGE BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

MORNINGSTAR LARGE GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.

MORNINGSTAR LARGE VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more stable stock prices.

MORNINGSTAR LONG-TERM GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations of greater than or equal to 10 years.

MORNINGSTAR MID-CAP BLEND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


Principal Investors Fund                                    APPENDIX B       177
www.principal.com

MORNINGSTAR MID-CAP GROWTH CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.

MORNINGSTAR MID-CAP VALUE CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.

MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.

MORNINGSTAR SHORT-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt which have durations between 1 and 3.5 years.

MORNINGSTAR SMALL BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.

MORNINGSTAR SMALL GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.

MORNINGSTAR SMALL VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.

MORNINGSTAR SPECIALTY-REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.

MORNINGSTAR TARGET DATE CATEGORY AVERAGE portfolios provide diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. These portfolios get more conservative as the goal date approaches by investing more in bonds and cash. Investment managers structure these portfolios differently; two funds with the same goal year may have different allocations to equities and therefore different levels of return and risk.

MORNINGSTAR ULTRA-SHORT BOND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of bond mutual funds that invest primarily in investment-grade U.S. fixed-income issues and have durations of less than one year.

RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.

RUSSELL 1000 VALUE INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.

RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.

RUSSELL 2000 INDEX is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.


 178       APPENDIX B                                   Principal Investors Fund
                                                                  1-800-222-5852

RUSSELL 2000 VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 3000 INDEX is an unmanaged index that is the combination of Russell 1000 Index and the Russell 2000 Index.

RUSSELL MIDCAP INDEX is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.

RUSSELL MIDCAP GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.

RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.

S&P 500 STOCK INDEX (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility, and transportation companies.

S&P MIDCAP 400 INDEX is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.

S&P SMALLCAP 600 INDEX is an unmanaged index that consists of 600 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.


Principal Investors Fund                                    APPENDIX B       179
www.principal.com





                         PRINCIPAL INVESTORS FUND, INC.

                           INSTITUTIONAL CLASS SHARES

                The date of this Prospectus is February 29, 2008

 As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.



                                TABLE OF CONTENTS


Risk/Return Summary..............................................................    7
Principal Investors Fund, Inc. Institutional Class Shares
  LargeCap US Equity Funds
     Disciplined LargeCap Blend Fund.............................................   11
     Equity Income Fund I........................................................   13
     LargeCap Growth Fund........................................................   15
     LargeCap S&P 500 Index Fund.................................................   17
     LargeCap Value Fund.........................................................   20
     Partners LargeCap Blend Fund................................................   23
     Partners LargeCap Blend Fund I..............................................   26
     Partners LargeCap Growth Fund I.............................................   28
     Partners LargeCap Growth Fund II............................................   31
     Partners LargeCap Value Fund................................................   34
     Partners LargeCap Value Fund I..............................................   36
     Partners LargeCap Value Fund II.............................................   39
  Small/MidCap US Equity Funds
     MidCap Blend Fund...........................................................   42
     MidCap Growth Fund..........................................................   45
     MidCap Stock Fund...........................................................   47
     MidCap Value Fund...........................................................   49
     MidCap S&P 400 Index Fund...................................................   52
     Partners MidCap Growth Fund.................................................   55
     Partners MidCap Growth Fund I...............................................   58
     Partners MidCap Growth Fund II..............................................   61
     Partners MidCap Value Fund..................................................   64
     Partners MidCap Value Fund I................................................   67
     Partners SmallCap Blend Fund................................................   70
     Partners SmallCap Growth Fund I.............................................   73
     Partners SmallCap Growth Fund II............................................   76
     Partners SmallCap Growth Fund III...........................................   79
     Partners SmallCap Value Fund................................................   82
     Partners SmallCap Value Fund I..............................................   85
     Partners SmallCap Value Fund II.............................................   88
     SmallCap Blend Fund.........................................................   91
     SmallCap Growth Fund........................................................   94
     SmallCap S&P 600 Index Fund.................................................   97
     SmallCap Value Fund.........................................................  100
     West Coast Equity Fund......................................................  103
  International Equity Funds
     Diversified International Fund..............................................  105
     Global Real Estate Securities Fund..........................................  108
     International Emerging Markets Fund.........................................  110
     International Growth Fund...................................................  113
     Partners Global Equity Fund.................................................  115
     Partners International Fund.................................................  118

 2                                                      Principal Investors Fund
                                                                  1-800-222-5852



  Real Estate Funds
     Real Estate Securities Fund.................................................  120
Balanced/Asset Allocation Funds
  Principal LifeTime Funds.......................................................  122
     Principal LifeTime 2010 Fund................................................  125
     Principal LifeTime 2015 Fund................................................  126
     Principal LifeTime 2020 Fund................................................  127
     Principal LifeTime 2025 Fund................................................  128
     Principal LifeTime 2030 Fund................................................  129
     Principal LifeTime 2035 Fund................................................  130
     Principal LifeTime 2040 Fund................................................  131
     Principal LifeTime 2045 Fund................................................  132
     Principal LifeTime 2050 Fund................................................  133
     Principal LifeTime 2055 Fund................................................  134
     Principal LifeTime Strategic Income Fund....................................  135
  Strategic Asset Management Portfolios..........................................  137
     Flexible Income Portfolio...................................................  140
     Conservative Balanced Portfolio.............................................  141
     Balanced Portfolio..........................................................  142
     Conservative Growth Portfolio...............................................  144
     Strategic Growth Portfolio..................................................  145
  Short-term Fixed Income Funds
     Money Market Fund...........................................................  148
     Short-Term Bond Fund........................................................  150
     Short-Term Income Fund......................................................  153
     Ultra Short Bond Fund.......................................................  155
  Fixed Income Funds
     Bond & Mortgage Securities Fund.............................................  158
     Government & High Quality Bond Fund.........................................  160
     High Quality Intermediate-Term Bond Fund....................................  162
     High Yield Fund.............................................................  165
     High Yield Fund II..........................................................  168
     Income Fund.................................................................  170
     Inflation Protection Fund...................................................  172
     Mortgage Securities Fund....................................................  175
     Preferred Securities Fund...................................................  177
The Costs of Investing...........................................................  180
Certain Investment Strategies and Related Risks..................................  181
Management of the Funds..........................................................  187
Pricing of Fund Shares...........................................................  216
Purchase of Fund Shares..........................................................  217
Redemption of Fund Shares........................................................  217
Exchange of Fund Shares..........................................................  218
Dividends and Distributions......................................................  218
Frequent Purchases and Redemptions...............................................  219
Fund Account Information.........................................................  220
Portfolio Holdings Information...................................................  221

Principal Investors Fund                                                       3
www.principal.com



Financial Highlights.............................................................  222
Additional Information...........................................................  223
Appendix A - Summary of Principal Risks..........................................  224
Appendix B - Definitions of the Indices Referenced in this Prospectus............  230
Appendix C - Related Performance of the Sub-Advisors.............................  234




 4                                                      Principal Investors Fund
                                                                  1-800-222-5852



The Principal Investors Funds have been divided into categories. The working definition of each category is shown below:

STABLE
Investment options that historically have had lower earnings over longer periods of time and have not changed much in value over short periods of time as compared to the other categories. Examples are money market, some short-term bond and stable value investment options.

CONSERVATIVE
Investments, including government securities, mortgage-backed securities, and corporate bonds, that change in value as interest rates change. They are generally less volatile than stocks.

MODERATE
In general, these are stocks of large U.S. companies. In the past, they have been more volatile than corporate and government bonds. Balanced investments (that include both stocks and bonds) are also considered to be moderate investment options.

AGGRESSIVE
Although there are exceptions, these investments are generally stocks of small- and medium-size U.S. companies. These investments can change in value very quickly over short time periods.

DYNAMIC
In general, theses are stocks of foreign companies. These investments have additional risks associated with foreign investing, such as currency risk, and can change in value very quickly over short-term periods.

ASSET ALLOCATION
The Principal LifeTime Funds are designed to meet the needs of an investor who wants an investment option that is suited to the investor's particular investment time horizon and who tends to be more accepting of risk in the early years of his or her time horizon and becomes more risk-averse as he or she nears the investment goal (for example, retirement or saving for college). Professional investment advisers manage the Funds to align, over time, underlying investments with the changing risk tolerance of the investor. These Funds are sometime referred as "target date funds." The target date Funds offered by the Fund are: Principal LifeTime 2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal LifeTime 2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050, Principal LifeTime 2055, and Principal LifeTime Strategic Income (the "LifeTime Funds").

Principal Investors Fund also provides a broad selection of asset allocation strategies available through the Strategic Asset Management ("SAM") Flexible Income, Conservative Balanced, Balanced, Conservative Growth, and Strategic Growth Portfolios (each a "Portfolio," collectively the "Portfolios"). The SAM Portfolios offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The Flexible Income Portfolio is designed to provide income. The other Portfolios are designed for long-term investors seeking total return or long-term capital appreciation.


Principal Investors Fund                                                       5
www.principal.com



INVESTMENT RESULTS
A bar chart and a table are included with the description of each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:
- a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
- an average of mutual funds with a similar investment objective and management style (the averages used are prepared by independent statistical services).

Performance of the Institutional Class shares of Equity Income Fund I, High Yield Fund II, Income Fund, Mortgage Securities Fund, West Coast Equity, and each of the SAM Portfolios is based on the historical performance of the Class A shares of the predecessor fund adjusted to reflect the lack of initial sales charges and lower fund operating expenses for the Institutional Class shares. The adjustment results in performance for the Institutional Class shares that is likely to be different than the historical performance of the Class A shares.

Call the Principal Investors Fund at 1-800-222-5852 to get the current 7-day yield for the Money Market Fund.

FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown. Your actual costs may be higher or lower.

NOTE:
- No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager, any Sub-Advisor, or the Distributor.


 6                                                      Principal Investors Fund
                                                                  1-800-222-5852



RISK/RETURN SUMMARY

Principal Investors Fund, Inc. is comprised of seventy-two investment portfolios, sixty-nine of which (together the "Funds") are offered through this prospectus. The Fund's Distributor is Princor Financial Services Corp. (the "Distributor").* Principal Management Corporation (Principal)*, the Manager of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Funds. Principal has selected a Sub-Advisor for the Funds based on the Sub-Advisor's experience with the investment strategy for which it was selected.

Principal Investors Fund, Inc. will be changing its name to Principal Funds, Inc. effective June 16, 2008.

Principal has selected one or more Sub-Advisors for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisors and the Funds each sub-advise are:

      SUB-ADVISOR                                       FUND(S)
      -----------                                       -------
      AllianceBernstein L.P.                            Partners LargeCap Value
                                                        Partners SmallCap Growth I

      American Century Investment Management, Inc.      Partners LargeCap Growth II
                                                        Partners LargeCap Value II

      Ark Asset Management Co., Inc.                    Partners SmallCap Value

      Barrow, Hanley, Mewhinney & Strauss, Inc.         MidCap Value

      Columbus Circle Investors*                        LargeCap Growth
                                                        MidCap Growth
                                                        Partners SmallCap Growth III

      Dimensional Fund Advisors                         Partners SmallCap Value II

      Edge Asset Management, Inc.                       High Yield II
                                                        Income
                                                        MidCap Stock
                                                        Mortgage Securities
                                                        Short-Term Income
                                                        Strategic Asset Management
                                                        Portfolios
                                                        West Coast Equity

      Emerald Advisers, Inc.                            Partners SmallCap Growth II

      Essex Investment Management Company, LLC          Partners SmallCap Growth II

      Goldman Sachs Asset Management, L.P.              Partners LargeCap Blend I
                                                        Partners MidCap Value I

                                                        Partners Global Equity
      J.P. Morgan Investment Management, Inc.           Partners SmallCap Value I

                                                        High Yield

      Jacobs Levy Equity Management, Inc.               Partners MidCap Growth Fund II
                                                        Partners MidCap Value

      Lehman Brothers Asset Management, LLC             High Yield

      Los Angeles Capital Management and Equity         Partners MidCap Value I
        Research, Inc.                                  Partners SmallCap Value

      Mazama Capital Management, Inc.                   Partners SmallCap Growth III

      Mellon Equity Associates, LLP                     Partners MidCap Growth I
                                                        Partners SmallCap Blend
                                                        Partners SmallCap Value I

      MacKay Shields LLC                                Partners MidCap Growth Fund II.

Principal Investors Fund                             RISK/RETURN SUMMARY       7
www.principal.com



      SUB-ADVISOR                                       FUND(S)
      -----------                                       -------

      Neuberger Berman Management Inc.                  Partners MidCap Value

      Principal Global Investors, LLC*                  Bond & Mortgage Securities
                                                        Disciplined LargeCap Blend
                                                        Diversified International
                                                        Government & High Quality Bond
                                                        High Quality Intermediate-Term Bond
                                                        Inflation Protection
                                                        International Emerging Markets
                                                        International Growth
                                                        LargeCap S&P 500 Index
                                                        LargeCap Value
                                                        MidCap Blend
                                                        MidCap S&P 400 Index
                                                        MidCap Value
                                                        Money Market
                                                        Principal LifeTime Funds
                                                        Short-Term Bond
                                                        SmallCap Blend
                                                        SmallCap Growth
                                                        SmallCap S&P 600 Index
                                                        SmallCap Value
                                                        Ultra Short Bond

      Principal Real Estate Investors, LLC*             Real Estate Securities

      Pyramis Global Advisors, LLC                      Partners International

      Spectrum Asset Management, Inc.*                  Preferred Securities

      T. Rowe Price Associates, Inc.                    Partners LargeCap Blend
                                                        Partners LargeCap Growth I

      Turner Investment Partners, LLC                   Partners MidCap Growth

      UBS Global Asset Management (Americas) Inc.       Partners LargeCap Value I
                                                        Partners SmallCap Growth II

      Vaughan Nelson Investment Management, LP          Partners SmallCap Value II



 * Principal Management Corporation, Columbus Circle Investors, Edge Asset Management, Inc., Post Advisory Group, LLC, Princor Financial Services Corp., Principal Funds Distributor, Inc., Principal Global Investors, LLC, Principal Real Estate Investors, LLC, and Spectrum Asset Management, Inc. are affiliates of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group(R).


 8       RISK/RETURN SUMMARY                            Principal Investors Fund
                                                                  1-800-222-5852



INSTITUTIONAL CLASS SHARES
Only eligible purchasers may buy Institutional Class shares of the Funds. At the present time, eligible purchasers include but are not limited to:
- separate accounts of Principal Life;
- Principal Life or any of its subsidiaries or affiliates;
- any fund distributed by Principal Funds Distributor, Inc. and/or Princor Financial Services Corporation ("Princor") (together, the "Distributors") if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds;
- clients of Principal Global Investors, LLC.;
- sponsors, recordkeepers, or administrators of wrap account or mutual fund asset allocation programs or participants in those programs;
- certain pension plans;
- certain retirement account investment vehicles administered by foreign or domestic pension plans;
- an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement; and
- certain institutional clients that have been approved by Principal Life Insurance Company for purposes of providing plan record keeping.

Principal reserves the right to broaden or limit the designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.

MAIN STRATEGIES AND RISKS
Each Fund's investment objective is described in the summary description of each Fund. The Board of Directors may change a Fund's objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The summary of each Fund also describes each Fund's primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."

Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions as more fully described under the caption "Certain Investment Strategies and Related Risks -- Temporary Defensive Measures."

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds are intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. There can be no assurance that any Fund will achieve its investment objective. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.

Factors that may adversely affect a particular Fund as a whole are called "principal risks." The principal risks of investing in the Funds are stated as to each Fund in the Fund's description. In addition to the risks identified in each Fund's description, each of the Funds is also subject to credit and counterparty risk, liquidity risk, management risk, and market risk. Each Fund is also subject to Underlying Fund Risk to the extent that a Principal LifeTime Fund or SAM Portfolio invests in the Fund. These risks, and each of the other principal risks, are more fully explained in Appendix A to this prospectus.


Principal Investors Fund                             RISK/RETURN SUMMARY       9
www.principal.com



INVESTMENT RESULTS
A bar chart and a table are included with the description of each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:
- a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
- an average of mutual funds with a similar investment objective and management style (the averages used are prepared by independent statistical services).

Performance of the Institutional Class shares of Equity Income Fund I, High Yield Fund II, Income Fund, Mortgage Securities Fund, West Coast Equity, and each of the SAM Portfolios is based on the historical performance of the Class A shares of the predecessor fund adjusted to reflect the lack of initial sales charges and lower fund operating expenses for the Institutional Class shares. The adjustment results in performance for the Institutional Class shares that is likely to be different than the historical performance of the Class A shares.

Call the Principal Investors Fund at 1-800-222-5852 to get the current 7-day yield for the Money Market Fund.

FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown. Your actual costs may be higher or lower.

NOTE:
- No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager, any Sub-Advisor, or the Distributor.


 10       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



DISCIPLINED LARGECAP BLEND FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Standard & Poor's ("S&P") 500 Index (as of December 31, 2006 this range was between approximately $1.4 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, PGI, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below "fair value" for these stocks will result in investment management success. PGI's investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Underlying Fund Risk
- Active Trading Risk

- Derivatives Risk
- Growth Stock Risk
- Securities Lending Risk

- Market Segment (LargeCap) Risk
- Value Stock Risk




Principal Investors Fund                            RISK/RETURN SUMMARY       11
www.principal.com



PGI has been the Fund's Sub-Advisor since December 30, 2002.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR





2003                                                 28.32
2004                                                 12.84
2005                                                  7.16
2006                                                 14.03




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q2 '03   14.99%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q1 '03   -3.30%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   LIFE OF FUND
------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   14.03       15.32
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................   13.45       14.74
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............    9.90       13.18
S&P 500 Index(3).........................................................   15.79       14.74
Morningstar Large Blend Category Average.................................   14.12       14.31



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS


                                                              INSTITUTIONAL
      FOR THE PERIOD ENDED OCTOBER 31, 2006                       CLASS
      ---------------------------------------------------------------------
      Management Fees.......................................       0.59%
                                                                   ----
                        TOTAL ANNUAL FUND OPERATING EXPENSES       0.59%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                             NUMBER OF YEARS YOU OWN YOUR
                                        SHARES
      ----------------------------------------------------
                               1       3       5      10
      ----------------------------------------------------
      INSTITUTIONAL CLASS     $60    $189    $329    $738




 12       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



EQUITY INCOME FUND I
(effective 06/16/2008, this Fund will be known as Equity Income Fund)


SUB-ADVISOR(S):    Edge Asset Management, Inc. ("Edge")

OBJECTIVE:         The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors who seek dividends to generate income or to be reinvested for growth and who can accept fluctuations in the value of investments and the risks of investing in
                   REIT securities, below-investment grade bonds, or foreign securities.


MAIN STRATEGIES AND RISKS
The Fund invests primarily (normally at least 80% of its net assets (plus any borrowings for investment purposes)) in dividend-paying common stocks and preferred stocks. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, U.S. government securities, and asset-backed securities. The Fund may also invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds"). The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. The Fund may invest up to 20% of its assets in real estate investment trust ("REIT") securities. The Fund may write (sell) covered call options. The Fund may invest up to 25% of its assets in securities of foreign issuers.

The Fund's investments may also include convertible securities, repurchase agreements, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs").

In selecting investments for the Fund, Edge looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in "value" stocks currently selling for less than Edge believes they are worth.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Fixed-Income Securities Risk
- Underlying Fund Risk
- U.S. Government Sponsored Securities Risk

- Real Estate Securities Risk
- Value Stock Risk
- Foreign Securities Risk
- High Yield Securities Risk
- Securities Lending Risk

- U.S. Government Securities Risk
- Derivatives Risk
- Exchange Rate Risk
- Prepayment Risk

Edge has provided investment advice to the Fund since the Fund's inception.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                EACH YEAR(1)




1997                                                  19.89
1998                                                   6.93
1999                                                   4.83
2000                                                  14.74
2001                                                   7.78
2002                                                 -12.53
2003                                                  29.66
2004                                                  19.09
2005                                                   9.84
2006                                                  18.09




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q2 '03    15.82%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q3 '02   -14.77%




Principal Investors Fund                            RISK/RETURN SUMMARY       13
www.principal.com



 AVERAGE ANNUAL TOTAL RETURNS (%)

FOR THE PERIOD ENDED DECEMBER 31, 2006                            1 YEAR   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS (BEFORE TAXES)..............................   18.09    11.87      11.28
       (AFTER TAXES ON DISTRIBUTIONS)(2)........................   16.86    11.04       9.44
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2).....   13.35    10.10       8.42
S&P 500 Index(3)................................................   15.79     6.19       8.91
S&P 500/Citigroup Value Index(3)(4).............................   20.80    10.43       9.45
Morningstar Large Value Category Average(3).....................   18.18     8.38       8.80



 (1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 31, 1939.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.
 (4) Until December 16, 2005, when Standard & Poor's changed the name of the index and its calculation methodology, the index was called the S&P 500/Barra Value Index.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. (ESTIMATED)

                                                                                 INSTITUTIONAL
      FOR THE PERIOD ENDED OCTOBER 31, 2006                                          CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       0.51%
      Other Expenses...........................................................       0.04
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       0.55%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $56    $176    $307    $689




 14       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



LARGECAP GROWTH FUND


SUB-ADVISOR(S):    Columbus Circle Investors ("CCI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000(R) Growth Index (as of December 31, 2006 this range was between approximately $1.2 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. To meet its investment objective, the Fund may invest in initial public offerings.

CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in depth analysis of company fundamentals in the context of the prevailing economic environment, CCI's team of investment professionals selects companies that meet the criteria of positive momentum in a company's progress and positive surprise in reported results.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Underlying Fund Risk
- Exchange Rate Risk
- Derivatives Risk

- Active Trading Risk
- Foreign Securities Risk
- Securities Lending Risk

- Market Segment (LargeCap) Risk
- Growth Stock Risk
- Initial Public Offerings Risk

CCI became the Fund's Sub-Advisor on January 5, 2005.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                EACH YEAR(1)




2001                                                 -24.35
2002                                                 -28.30
2003                                                  24.89
2004                                                   9.35
2005                                                  11.84
2006                                                   9.86




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q4 '01    10.63%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q1 '01   -23.56%




Principal Investors Fund                            RISK/RETURN SUMMARY       15
www.principal.com



 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                          1 YEAR   5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS...........................................   9.86      3.76        -2.65
       (AFTER TAXES ON DISTRIBUTIONS)(2)......................   9.54      3.67        -2.73
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)...   6.83      3.23        -2.24
Russell 1000 Growth Index(3)..................................   9.07      2.69        -1.58
Morningstar Large Growth Category Average.....................   6.93      2.88        -1.26



 (1) Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE PERIOD ENDED OCTOBER 31, 2006                                          CLASS
      ----------------------------------------------------------------------------------------
      Management Fees(1).......................................................       0.64%
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       0.64%



 (1) Expense information has been restated to reflect current fees. The Fund's management fees were increased effective January 16, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $65    $205    $357    $798




 16       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



LARGECAP S&P 500 INDEX FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.


MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the S&P 500 Index. PGI attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2006, the market capitalization range of the Index was between approximately $1.4 billion and $446.9 billion. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of
1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P 500. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund's assets. PGI may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk

- Market Segment (LargeCap) Risk

- Securities Lending Risk


NOTE:  "Standard & Poor's 500" and "S&P 500(R)" are trademarks of The McGraw-Hill
       Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.




Principal Investors Fund                            RISK/RETURN SUMMARY       17
www.principal.com



PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                EACH YEAR(1)




2001                                                 -12.07
2002                                                 -22.27
2003                                                  28.06
2004                                                  10.67
2005                                                   4.71
2006                                                  15.67




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03    15.22%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -17.29%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   15.67     5.94        2.28
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................   15.32     5.43        1.79
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............   10.64     5.00        1.80
S&P 500 Index(3).........................................................   15.79     6.19        2.94
Morningstar Large Blend Category Average.................................   14.12     5.92        3.10



 (1) Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


 18       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE PERIOD ENDED OCTOBER 31, 2006                                          CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       0.15%
      Other Expenses(1)........................................................       0.01
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       0.16%
      Expense Reimbursement(2).................................................       0.01
                                                                                      ----
                                                                   NET EXPENSES       0.15%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $15     $51     $89    $204




Principal Investors Fund                            RISK/RETURN SUMMARY       19
www.principal.com



LARGECAP VALUE FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000(R) Value Index, which as of December 31, 2006 ranged between approximately $1.3 billion and $446.9 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
- determination that a stock is selling below its fair market value;
- early recognition of changes in a company's underlying fundamentals;
- evaluation of the sustainability of fundamental changes; and
- monitoring a stock's behavior in the market to assess the timeliness of the investment.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Underlying Fund Risk
- Exchange Rate Risk

- Derivatives Risk
- Active Trading Risk
- Foreign Securities Risk

- Market Segment (LargeCap) Risk
- Value Stock Risk
- Securities Lending Risk




 20       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                EACH YEAR(1)




2001                                                  -7.30
2002                                                 -12.92
2003                                                  25.48
2004                                                  12.40
2005                                                   6.82
2006                                                  20.06




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03    15.31%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -15.10%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIODS ENDED DECEMBER 31, 2006                                    1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   20.06     9.51        6.98
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................   18.94     8.86        6.38
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............   14.51     8.11        5.88
Russell 1000 Value Index(3)..............................................   22.25    10.86        7.93
Morningstar Large Value Category Average.................................   18.18     8.38        6.38



 (1) Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


Principal Investors Fund                            RISK/RETURN SUMMARY       21
www.principal.com



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE PERIOD ENDED OCTOBER 31, 2006                                          CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       0.45%
      Other Expenses(1)........................................................       0.01
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       0.46%
      Expense Reimbursement(2).................................................       0.01
                                                                                      ----
                                                                   NET EXPENSES       0.45%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $46    $147    $257    $578




 22       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



PARTNERS LARGECAP BLEND FUND
(effective 06/16/2008, this Fund will be known as LargeCap Blend Fund II)


SUB-ADVISOR(S):    T. Rowe Price Associates, Inc. ("T. Rowe Price")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.


MAIN STRATEGIES AND RISKS
The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of December 31, 2006 this range was between approximately $1.4 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund will generally remain fully invested (less than 5% cash reserves) and will have approximately the same industry weightings as compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range. In addition, the Fund has the ability to purchase stocks whose market capitalization falls below the range of companies in the S&P 500 Index.

T. Rowe Price uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index. T. Rowe Price generally purchases for the Fund securities issued by companies in the S&P 500 Index, and therefore, its stock selection process will result in the purchase of both growth and value stocks.

A team of T. Rowe Price equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.

In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


Principal Investors Fund                            RISK/RETURN SUMMARY       23
www.principal.com



Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk

- Derivatives Risk
- Value Stock Risk
- Market Segment (LargeCap) Risk

- Growth Stock Risk
- Securities Lending Risk

T. Rowe Price became Sub-Advisor to the Fund effective March 9, 2004.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2001                                                  -7.13
2002                                                 -16.28
2003                                                  23.93
2004                                                  10.38
2005                                                   4.79
2006                                                  15.94




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2'03    14.21%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3'02   -15.44%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   15.94     6.83        4.64
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................   14.69     6.10        3.99
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............   11.49     5.71        3.80
S&P 500 Index(3).........................................................   15.79     6.19        2.94
Morningstar Large Blend Category Average.................................   14.12     5.92        3.10



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


 24       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE PERIOD ENDED OCTOBER 31, 2006                                          CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       0.74%
      Other Expenses(1)........................................................       0.01
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       0.75%
      Expense Reimbursement(2).................................................       0.01
                                                                                      ----
                                                                   NET EXPENSES       0.74%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $76    $239    $416    $929




Principal Investors Fund                            RISK/RETURN SUMMARY       25
www.principal.com



PARTNERS LARGECAP BLEND FUND I
(effective 06/16/2008, this Fund will be known as LargeCap Blend Fund I)


SUB-ADVISOR(S):    Goldman Sachs Asset Management, L.P. ("GSAM")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


MAIN STRATEGIES AND RISKS
The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2006, the range was between approximately $1.4 billion and $446.9 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company's publicly-issued securities. Up to 25% of Fund assets may be invested in foreign securities.

GSAM seeks to outperform the S&P 500 Index by overweighting stocks that it believes are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Active Trading Risk
- Underlying Fund Risk
- Derivatives Risk

- Value Stock Risk
- Exchange Rate Risk
- Securities Lending Risk

- Market Segment (LargeCap) Risk
- Growth Stock Risk
- Foreign Securities Risk

GSAM became Sub-Advisor to the Fund on December 16, 2002.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                EACH YEAR(1)




2001                                                 -16.80
2002                                                 -24.89
2003                                                  27.98
2004                                                  11.05
2005                                                   6.16
2006                                                  13.67




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2'03    14.26%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3'02   -17.56%




 26       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                          1 YEAR   5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS...........................................   13.67     5.20        0.83
       (AFTER TAXES ON DISTRIBUTIONS)(2)......................   13.55     4.97        0.58
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)...    9.05     4.40        0.59
S&P 500 Index(3)..............................................   15.79     6.19        2.94
Morningstar Large Blend Category Average......................   14.12     5.92        3.10



 (1) Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE PERIOD ENDED OCTOBER 31, 2006                                          CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       0.45%
      Other Expenses(1)........................................................       0.02
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       0.47%
      Expense Reimbursement(2).................................................       0.02
                                                                                      ----
                                                                   NET EXPENSES       0.45%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $46    $149    $261    $590




Principal Investors Fund                            RISK/RETURN SUMMARY       27
www.principal.com



PARTNERS LARGECAP GROWTH FUND I
(effective 06/16/2008, this Fund will be known as LargeCap Growth Fund I)


SUB-ADVISOR(S):    T. Rowe Price Associates, Inc. ("T. Rowe Price")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies with large market capitalizations that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with market capitalizations within the range of companies in the Russell 1000(R) Growth Index (as of December 31, 2006, this range was between approximately $1.2 billion and $446.9 billion) at the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The market capitalization of companies in the Fund's portfolio and the Russell index will change over time, and the Fund will not automatically sell or cease to purchase the stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range.

T. Rowe Price generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing its investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective.

Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices and foreign currencies.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Exchange Rate Risk
- Foreign Securities Risk

- Derivatives Risk
- Growth Stock Risk
- Underlying Fund Risk

- Market Segment (LargeCap) Risk
- Active Trading Risk
- Securities Lending Risk


 28       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



T. Rowe Price became Sub-Advisor to the Fund on August 24, 2004.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2001                                                 -14.32
2002                                                 -27.76
2003                                                  24.01
2004                                                   9.25
2005                                                   7.61
2006                                                   6.10




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q4 '01    12.90%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q1 '01   -18.00%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   6.10      2.24        -1.69
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................   5.33      1.91        -1.96
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............   4.95      1.86        -1.47
Russell 1000 Growth Index(3).............................................   9.07      2.69        -1.58
Morningstar Large Growth Category Average................................   6.93      2.88        -1.26



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


Principal Investors Fund                            RISK/RETURN SUMMARY       29
www.principal.com



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE PERIOD ENDED OCTOBER 31, 2006                                          CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       0.74%
      Other Expenses(1)........................................................       0.01
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       0.75%
      Expense Reimbursement(2).................................................       0.01
                                                                                      ----
                                                                   NET EXPENSES       0.74%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $76    $239    $416    $929




 30       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



PARTNERS LARGECAP GROWTH FUND II
(effective 06/16/2008, this Fund will be known as LargeCap Growth Fund II)


SUB-ADVISOR(S):    American Century Investment Management, Inc. ("American Century")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2006, the range was between approximately $1.2 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

American Century selects stocks of larger-sized companies it believes will increase in value over time using a growth investment strategy it developed. In implementing this strategy, American Century uses a bottom-up approach to stock selection. This means that American Century makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using its extensive computer database, as well as other primary analytical research tools, American Century tracks financial information for individual companies to identify and evaluate trends in earnings, revenues, and other business fundamentals. Under normal market conditions, the Fund's portfolio will primarily consist of securities of companies demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company's business. These techniques help American Century buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

Although American Century intends to invest the Fund's assets primarily in U.S. stocks, the Fund may invest up to 25% of its assets in securities of foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.

American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in debt securities, options, preferred stock and equity equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks.


Principal Investors Fund                            RISK/RETURN SUMMARY       31
www.principal.com



Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Underlying Fund Risk
- Foreign Exchange Rate Risk

- Derivatives Risk
- Growth Stock Risk
- Securities Lending Risk

- Market Segment (LargeCap) Risk
- Foreign Securities Risk

American Century has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2001                                                 -17.88
2002                                                 -25.95
2003                                                  26.08
2004                                                   9.31
2005                                                   4.75
2006                                                   7.70




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q4 '01    14.51%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q1 '01   -19.60%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   7.70      2.86        -1.88
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................   5.71      2.38        -2.26
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............   6.07      2.31        -1.70
Russell 1000 Growth Index(3).............................................   9.07      2.69        -1.58
Morningstar Large Growth Category Average................................   6.93      2.88        -1.26



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


 32       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



 FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE YEAR ENDED OCTOBER 31, 2006                                            CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       0.99%
      Other Expenses(1)........................................................       0.01
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       1.00%
      Expense Reimbursement(2).................................................       0.01
                                                                                      ----
                                                                   NET EXPENSES       0.99%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                      $101    $317    $551   $1,224




Principal Investors Fund                            RISK/RETURN SUMMARY       33
www.principal.com



PARTNERS LARGECAP VALUE FUND
(effective 06/16/2008, this Fund will be known as LargeCap Value Fund III)


SUB-ADVISOR(S):    AllianceBernstein L.P. ("AllianceBernstein")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, AllianceBernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000(R) Value Index (as of December 31, 2006, this range was between approximately $1.3 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

AllianceBernstein employs an investment strategy, generally described as "value" investing. The firm seeks securities that exhibit low financial ratios, can be acquired for less than what AllianceBernstein believes is the issuer's intrinsic value, or whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to AllianceBernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that AllianceBernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For AllianceBernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Underlying Fund Risk
- Exchange Rate Risk

- Derivatives Risk
- Value Stock Risk
- Securities Lending Risk

- Market Segment (LargeCap) Risk
- Foreign Securities Risk




 34       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



AllianceBernstein has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2001                                                   5.53
2002                                                 -13.58
2003                                                  27.48
2004                                                  13.32
2005                                                   5.34
2006                                                  21.91




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03    15.59%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3' 02   -18.45%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   21.91     9.90        9.91
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................   20.82     9.34        9.36
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............   15.67     8.51        8.53
Russell 1000 Value Index(3)..............................................   22.25    10.86        7.93
Morningstar Large Value Category Average.................................   18.18     8.38        6.38



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                             INSTITUTIONAL
      FOR THE YEAR ENDED OCTOBER 31, 2006                        CLASS
      --------------------------------------------------------------------
      Management Fees......................................       0.77%
                                                                  ----
                       TOTAL ANNUAL FUND OPERATING EXPENSES       0.77%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

           NUMBER OF YEARS YOU OWN YOUR
                      SHARES
----------------------------------------
             1       3       5      10
----------------------------------------
INSTITU-
  TIONAL
  CLASS     $79    $246    $428    $954




Principal Investors Fund                            RISK/RETURN SUMMARY       35
www.principal.com



PARTNERS LARGECAP VALUE FUND I
(effective 06/16/2008, this Fund will be known as LargeCap Value Fund I)


SUB-ADVISOR(S):    UBS Global Asset Management (Americas) Inc. ("UBS Global AM")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2006 this range was between approximately $1.3 billion and $446.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities, UBS Global AM focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the assessment of UBS Global AM of what a security is worth. UBS Global AM seeks to select securities with fundamental values that it estimates to be greater than its market value at any given time. For each stock under analysis, UBS Global AM bases its estimates of fundamental value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. UBS Global AM then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. UBS Global AM derives investment value and organizes collective investment insights with an emphasis on primary research and company visits.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Exchange Rate Risk
- Derivatives Risk
- Underlying Fund Risk

- Foreign Securities Risk
- Market Segment (LargeCap) Risk
- Securities Lending Risk

- Value Stock Risk
- Equity Securities Risk




 36       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



UBS Global AM has been the Fund's Sub-Advisor since June 1, 2004.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2005                                                  9.92
2006                                                 18.20




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q4 '06    7.63%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q1 '05   -0.53%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   LIFE OF FUND
------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   18.20       15.88
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................   17.69       15.48
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............   12.51       13.63
Russell 1000 Value Index(3)..............................................   22.25       17.04
Morningstar Large Value Category Average.................................   18.18       13.95



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


Principal Investors Fund                            RISK/RETURN SUMMARY       37
www.principal.com



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE YEAR ENDED OCTOBER 31, 2006                                            CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       0.80%
      Other Expenses(1)........................................................       0.01
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       0.81%
      Expense Reimbursement(2).................................................       0.01
                                                                                      ----
                                                                   NET EXPENSES       0.80%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $82    $258    $449   $1,001




 38       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



PARTNERS LARGECAP VALUE FUND II
(effective 06/16/2008, this Fund will be known as LargeCap Value Fund II)


SUB-ADVISOR(S):    American Century Investment Management, Inc. ("American Century")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.


MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with market capitalizations similar to companies in the Russell 1000(R) Value Index (as of December 31, 2006, this range was between approximately $1.3 billion and $446.9 billion) at the time of purchase. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with market capitalizations similar to companies in the Russell 1000 Index (as of December 31, 2006, this range was between approximately $1.2 billion and $446.9 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, American Century, uses a value investment strategy that looks for companies that are temporarily out of favor in the market. American Century attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and their price has increased to, or is higher than, a level American Century believes more accurately reflects the fair value of the company. American Century may sell stocks from the Fund's portfolio if it believes a stock no longer meets its valuation criteria. American Century does not attempt to time the market.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, American Century looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. American Century also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. American Century has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments.

When American Century believes it is prudent, the Fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional market or economic conditions, the Fund may as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities, or short-term debt securities. To the extent the Fund assumes a defensive position, it will not be pursuing its objective of capital growth.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Derivatives Risk
- U.S. Government Sponsored Securities Risk

- Active Trading Risk
- Foreign Securities Risk
- Value Stock Risk
- Securities Lending Risk

- Exchange Rate Risk
- Market Segment (LargeCap) Risk
- U.S. Government Securities Risk


Principal Investors Fund                            RISK/RETURN SUMMARY       39
www.principal.com



American Century has been the Fund's Sub-Advisor since December 29, 2004.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2005                                                  4.19
2006                                                 19.90




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q4 '06    7.47%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q1 '05   -1.00%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   LIFE OF FUND
------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   19.90       11.79
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................   19.33       11.26
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............   13.57        9.97
Russell 1000 Value Index(3)..............................................   22.25       14.40
Morningstar Large Value Category Average.................................   18.18       11.86



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2004).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


 40       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE YEAR ENDED OCTOBER 31, 2006                                            CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       0.85%
      Other Expenses(1)........................................................       0.01
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       0.86%
      Expense Reimbursement(2).................................................       0.01
                                                                                      ----
                                                                   NET EXPENSES       0.85%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $87    $273    $476   $1,060




Principal Investors Fund                            RISK/RETURN SUMMARY       41
www.principal.com



MIDCAP BLEND FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap(R) Index (as of December 31, 2006, this range was between approximately $1.2 billion and $20.3 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that superior stock selection is the key to consistent out-performance. PGI seeks to achieve superior stock selection by systematically evaluating company fundamentals and in-depth original research.

PGI focuses its stock selections on established companies that it believes have a sustainable competitive advantage. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- MidCap Stock Risk

- Derivatives Risk
- Growth Stock Risk
- Initial Public Offerings Risk
- Securities Lending Risk

- Market Segment (MidCap) Risk
- Value Stock Risk
- Active Trading Risk


 42       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                EACH YEAR(1)




2001                                                 -3.29
2002                                                 -8.47
2003                                                 32.67
2004                                                 17.65
2005                                                  9.31
2006                                                 14.05




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03    14.30%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '01   -10.63%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                                     1 YEAR   5 YEARS   LIFE OF FUND
--------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................................   14.05    12.24        10.14
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................................   12.23    11.34         9.35
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............................   11.20    10.55         8.70
Russell Midcap Index(3)..................................................................   15.26    12.88         9.56
Morningstar Mid-Cap Blend Category Average...............................................   13.92    10.51         8.86



 (1) Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


Principal Investors Fund                            RISK/RETURN SUMMARY       43
www.principal.com



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE PERIOD ENDED OCTOBER 31, 2006                                          CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       0.64%
      Other Expenses(1)........................................................       0.01
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       0.65%
      Expense Reimbursement(2).................................................       0.01
                                                                                      ----
                                                                   NET EXPENSES       0.64%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $65    $207    $361    $809




 44       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



MIDCAP GROWTH FUND


SUB-ADVISOR(S):    Columbus Circle Investors ("CCI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2006, this range was between approximately $1.2 billion and $20.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, CCI's team of investment professionals seeks to select companies that meet the criteria of positive momentum in a company's progress and positive surprise in reported results.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Small Company Risk

- Derivatives Risk
- Growth Stock Risk
- Initial Public Offerings Risk
- Securities Lending Risk

- Market Segment (MidCap) Risk
- Active Trading Risk
- MidCap Stock Risk

CCI became the Fund's Sub-Advisor on January 5, 2005.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                EACH YEAR(1)




2001                                                 -24.80
2002                                                 -40.47
2003                                                  32.75
2004                                                  10.47
2005                                                  13.37
2006                                                   2.24




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:          Q1 '01    35.67%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:           Q3 '01   -36.43%




Principal Investors Fund                            RISK/RETURN SUMMARY       45
www.principal.com



 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                          1 YEAR   5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS...........................................    2.24     0.24        -4.99
       (AFTER TAXES ON DISTRIBUTIONS)(2)......................    2.24     0.24        -4.99
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)...    1.46     0.20        -4.15
Russell Midcap Growth Index(3)................................   10.66     8.22         2.87
Morningstar Mid-Cap Growth Category Average...................    9.01     6.48         2.13



 (1) Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE PERIOD ENDED OCTOBER 31, 2006                                          CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       0.65%
      Other Expenses(1)........................................................       0.06
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       0.71%
      Expense Reimbursement(2).................................................       0.06
                                                                                      ----
                                                                   NET EXPENSES       0.65%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $66    $221    $389    $877




 46       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



MIDCAP STOCK FUND


SUB-ADVISOR(S):    Edge Asset Management, Inc. ("Edge")

OBJECTIVE:         The Fund seeks to provide long-term capital appreciation.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth and the risk of investing in REIT and foreign securities.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P MidCap 400 Index, which as of December 31, 2006 ranged between approximately $522 million and $10.6 billion at the time of purchase). Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund may invest up to 20% of its assets in real estate investment trust ("REIT") securities. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds"). The Fund may also invest in money market instruments for temporary or defensive purposes.

The Fund may purchase or sell U.S. government securities and collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total assets. The Fund may invest up to 25% of its assets in the securities of foreign issuers.

In selecting investments for the Fund, Edge looks for equity investments in companies that have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long run. In determining whether securities should be sold, Edge considers factors such as high valuations relative to other investment opportunities and deteriorating short- or long-term business fundamentals or future growth prospects. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the S&P MidCap 400 Index.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Small Company Risk
- Underlying Fund Risk
- MidCap Stock Risk
- U.S. Government Securities Risk

- Foreign Securities Risk
- Real Estate Securities Risk
- Exchange Rate Risk
- High Yield Securities Risk
- Securities Lending Risk

- Market Segment (MidCap) Risk
- Derivatives Risk
- Fixed-Income Securities Risk
- Prepayment Risk




Principal Investors Fund                            RISK/RETURN SUMMARY       47
www.principal.com



Edge has provided investment advice to the Fund since the Fund's inception.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                EACH YEAR(1)




2001                                                  11.38
2002                                                 -10.07
2003                                                  27.23
2004                                                  14.24
2005                                                  13.31
2006                                                  16.98




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q4 '01    14.01%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -13.46%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS (BEFORE TAXES).......................................   16.98    11.62        15.04
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................   16.09    11.01        14.32
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............   12.25    10.07        13.14
S&P MidCap 400 Index(3)..................................................   10.32    10.89         9.71
Morningstar Mid-Cap Blend Category Average...............................   13.92    10.51         8.78



 (1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on March 1, 2000.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS.

                                                              INSTITUTIONAL
      FOR THE PERIOD ENDED OCTOBER 31, 2006                       CLASS
      ---------------------------------------------------------------------
      Management Fees.......................................       0.75%
      Other Expenses........................................       0.03
                                                                   ----
                        TOTAL ANNUAL FUND OPERATING EXPENSES       0.78%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                             NUMBER OF YEARS YOU OWN YOUR
                                                        SHARES
      --------------------------------------------------------------------
                                               1       3       5      10
      --------------------------------------------------------------------
      INSTITUTIONAL CLASS                     $80    $249    $433    $966




 48       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



MIDCAP VALUE FUND
(effective 06/16/2008, this Fund will be known as MidCap Value Fund III)


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI") and Barrow, Hanley, Mewhinney &
                   Strauss, Inc. ("BHMS")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of December 31, 2006, this range was between approximately $1.3 billion and $19.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

The portion of Fund assets managed by PGI is invested in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

The BHMS investment strategy emphasizes low P/E ratios, low price to book ratios and high dividend yields, which should offer protection in a declining market environment. In a rising market environment, BHMS expects these securities to benefit from growth in profitability and earnings. The firm conducts its own market research and believes that individual stock selection is more important than sector weightings. BHMS normally does not time the market for short-term gains.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.


Principal Investors Fund                            RISK/RETURN SUMMARY       49
www.principal.com



Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Small Company Risk

- Derivatives Risk
- Value Stock Risk
- Initial Public Offerings Risk
- Securities Lending Risk

- Market Segment (MidCap) Risk
- Active Trading Risk
- MidCap Stock Risk

PGI has been the Fund's Sub-advisor since December 6, 2000. BHMS was added as an additional Sub-Advisor on July 12, 2005.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                EACH YEAR(1)




2001                                                  3.39
2002                                                 -8.01
2003                                                 28.21
2004                                                 16.58
2005                                                 15.61
2006                                                 16.12




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03    14.96%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -12.69%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD
ENDED DECEMBER
31, 2006          1 YEAR   5 YEARS   LIFE OF FUND
-------------------------------------------------
INSTITUTIONAL
  CLASS.........   16.12    13.04(2)     12.22(2)
       (AFTER
  TAXES ON
  DISTRIBU-
  TIONS)(3).....   14.95    11.49(2)     10.69(2)
       (AFTER
  TAXES ON
  DISTRIBUTIONS
  AND SALE OF
  SHARES)(3)....   11.97    10.74(2)     10.00(2)
Russell Midcap
  Value
  Index(4)......   20.22    15.88        13.51
Morningstar Mid-
  Cap Value
  Category
  Average.......   15.89    11.55        11.11



 (1) Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 (2) During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholder held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been experienced without the reimbursement.
 (3) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (4) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


 50       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE YEAR ENDED OCTOBER 31, 2006                                            CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       0.65%
      Other Expenses(1)........................................................       0.02
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       0.67%
      Expense Reimbursement(2).................................................       0.02
                                                                                      ----
                                                                   NET EXPENSES       0.65%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLES
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $67    $213    $373    $837




Principal Investors Fund                            RISK/RETURN SUMMARY       51
www.principal.com



MIDCAP S&P 400 INDEX FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.


MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index. The Sub-Advisor, PGI, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2006, the market capitalization range of the Index was between approximately $522 million and $10.6 billion. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap
400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P MidCap 400. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund's assets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- MidCap Stock Risk
- Market Segment (MidCap) Risk
- Derivatives Risk
- Securities Lending Risk

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
      McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


 52       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                EACH YEAR(1)




2001                                                  -0.75
2002                                                 -15.26
2003                                                  35.15
2004                                                  16.18
2005                                                  12.22
2006                                                  10.16




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q4 '01    17.77%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -16.70%


 AVERAGE ANNUAL TOTAL RETURNS(%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   10.16    10.46        8.99
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................    9.32     9.85        8.37
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............    7.47     8.96        7.63
S&P MidCap 400 Index(3)..................................................   10.32    10.89        8.89
Morningstar Mid-Cap Blend Category Average...............................   13.92    10.51        8.86



 (1) Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


Principal Investors Fund                            RISK/RETURN SUMMARY       53
www.principal.com



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSET

                                                                                 INSTITUTIONAL
      FOR THE PERIOD ENDED OCTOBER 31, 2006                                          CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       0.15%
      Other Expenses(1)........................................................       0.02
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       0.17%
      Expense Reimbursement(2).................................................       0.02
                                                                                      ----
                                                                   NET EXPENSES       0.15%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $15     $53     $94    $215




 54       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



PARTNERS MIDCAP GROWTH FUND
(effective 06/16/2008, this Fund will be known as MidCap Growth Fund III)


SUB-ADVISOR(S):    Turner Investment Partners, LLC

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2006 this range was between approximately $1.2 billion and $20.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.

Turner selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Small Company Risk
- Derivatives Risk
- Growth Stock Risk
- Initial Public Offerings Risk
- Underlying Fund Risk
- Market Segment (MidCap) Risk
- Active Trading Risk
- MidCap Stock Risk
- Securities Lending Risk




Principal Investors Fund                            RISK/RETURN SUMMARY       55
www.principal.com



Turner has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                EACH YEAR(1)




2001                                                 -27.52
2002                                                 -31.87
2003                                                  48.59
2004                                                  12.30
2005                                                  12.11
2006                                                   6.43




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q4 '01    24.96%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '01   -31.34%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................    6.43     6.29        -1.03
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................    5.99     6.17        -1.12
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............    4.80     5.44        -0.87
Russell Midcap Growth Index(3)...........................................   10.66     8.22         2.87
Morningstar Mid-Cap Growth Category Average..............................    9.01     6.48         2.13



 (1) Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisor Preferred shares were first sold on December 6, 2000.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


 56       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE PERIOD ENDED OCTOBER 31, 2006                                          CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       1.00%
      Other Expenses(1)........................................................       0.01
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       1.01%
      Expense Reimbursement(2).................................................       0.01
                                                                                      ----
                                                                   NET EXPENSES       1.00%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                      $102    $321    $557   $1,235




Principal Investors Fund                            RISK/RETURN SUMMARY       57
www.principal.com



PARTNERS MIDCAP GROWTH FUND I
(effective 06/16/2008, this Fund will be known as MidCap Growth Fund I)


SUB-ADVISOR(S):    Mellon Equity Associates, LLP ("Mellon Equity")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept the potential for short-term fluctuations in the value of their investments.


MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap(R) Growth Index (as of December 31, 2006, this range was between approximately $1.2 billion and $20.3 billion)) at the time of purchase. In the view of Mellon Equity, many medium-sized companies:
- are in fast growing industries,
- offer superior earnings growth potential, and
- are characterized by strong balance sheets and high returns on equity.

The Fund may also hold investments in large and small capitalization companies, including emerging and cyclical growth companies. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Mellon Equity uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings momentum measures and higher expected earnings per share growth.

The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell," or "hold." The decision to buy, sell or hold is made by Mellon Equity based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Equity manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.

The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Derivatives Risk

- Growth Stock Risk
- MidCap Stock Risk
- Securities Lending Risk

- Market Segment (MidCap) Risk
- Initial Public Offerings Risk
- Emerging Market Risk




 58       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



Effective December 31, 2004, the Fund's Sub-Advisor was changed from The Dreyfus Corporation to Mellon Equity Associates, LLP. Both Dreyfus and Mellon Equity are wholly-owned subsidiaries of Mellon Financial Corporation. This change will have no impact on either the investment philosophy currently used in the portfolio or the investment team responsible for day-to-day portfolio management.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2004                                                 11.99
2005                                                 13.61
2006                                                  9.25




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q4 '04   12.89%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q2 '06   -4.12%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)


FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   LIFE OF FUND
------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................    9.25       11.62
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................    6.63       10.19
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............    7.98        9.56
Russell Midcap Growth Index(3)...........................................   10.66       12.73
Morningstar Mid-Cap Growth Category Average..............................    9.01       10.91



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


Principal Investors Fund                            RISK/RETURN SUMMARY       59
www.principal.com



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE YEAR ENDED OCTOBER 31, 2006                                            CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       1.00%
      Other Expenses(1)........................................................       0.01
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       1.01%
      Expense Reimbursement(2).................................................       0.01
                                                                                      ----
                                                                   NET EXPENSES       1.00%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                        NUMBER OF YEARS YOU OWN YOUR
                                                                   SHARES
-------------------------------------------------------------------------------------
                                                          1       3       5      10
-------------------------------------------------------------------------------------
INSTITUTIONAL CLASS                                     $102    $321    $557   $1,235




 60       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



PARTNERS MIDCAP GROWTH FUND II
(effective 06/16/2008, this Fund will be known as MidCap Growth Fund II)


SUB-ADVISOR(S):    Jacobs Levy Equity Management, Inc. ("Jacobs Levy") and MacKay Shields LLC
                   ("MacKay Shields")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
The Fund normally invests at least 80% of the Fund's assets in securities of companies with medium market capitalizations (those with market capitalizations similar to the market capitalizations of companies in the Russell Midcap Growth Index). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in the Index changes with market conditions and the composition of the Index (as of December 31, 2006, this range was between approximately $1.2 billion and $20.3 billion for the Russell Midcap Growth Index).

Jacobs Levy selects stocks using a growth oriented investment approach based on proprietary research that attempts to detect and take advantage of market inefficiencies. Jacobs Levy selects stocks by using proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as "disentangling." The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return.

Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single-factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.

MacKay Shields invests in growth stocks by utilizing a bottom-up approach that combines time-tested fundamental multi-factor screens with hands-on fundamental research. MacKay Shields looks to capitalize on evolving growth trends while adhering to risk controls. As a result of its process, MacKay Shields seeks to invest primarily in companies with a history of increasing earnings and sales at a rate that is generally higher than that of average companies. MacKay Shields process leads to a diversified portfolio. The Fund may engage in the lending of portfolio securities and may invest in securities of foreign issuers. The Fund may also use various techniques, such as buying and selling exchange traded funds, to increase or decrease exposure to changing security prices or other factors that affect security value.

MacKay Shields maintains a flexible approach toward investing in various types of companies as well as multiple types of securities, including common stocks, preferred stocks, warrants and other equity securities, depending upon the economic environment and the relative attractiveness of the various securities markets. MacKay Shields may invest in any securities that, in its judgment, are ready for a rise in price, or are expected to undergo an acceleration in growth of earnings. The latter could occur because of special factors, such as new management, new products, changes in consumer demand, and changes in the economy.

MacKay Shields may sell a stock if the stock's earnings growth rate decelerates, if its valuation is deemed too high in relation to its growth rate or to its peer group or if, in general, MacKay Shields does not believe that the security will help the Fund meet its investment objective.


Principal Investors Fund                            RISK/RETURN SUMMARY       61
www.principal.com



Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisors' firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Growth Stock Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Derivatives Risk
- Active Trading Risk
- Mid Cap Stock Risk
- Small Company Risk
- Market Segment (Mid Cap) Risk
- Initial Public Offerings Risk
- Securities Lending Risk

Jacobs Levy has been the Fund's Sub-Advisor since           . Mackay Shields has
been the Fund's Sub-Advisor since          .

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2005                                                 14.64
2006                                                  8.24




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q1 '06   10.87%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q2 '06   -6.56%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   LIFE OF FUND
------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................    8.24       11.31
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................    5.32        9.76
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............    6.05        8.96
Russell Midcap Growth Index(3)...........................................   10.66       11.38
Morningstar Mid-Cap Growth Category Average..............................    9.01        9.51



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2004).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


 62       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE PERIOD ENDED OCTOBER 31, 2006                                          CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       1.00%
      Other Expenses(1)........................................................       0.01
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       1.01%
      Expense Reimbursement(2).................................................       0.01
                                                                                      ----
                                                                   NET EXPENSES       1.00%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                      $102    $321    $557   $1,235




Principal Investors Fund                            RISK/RETURN SUMMARY       63
www.principal.com



PARTNERS MIDCAP VALUE FUND
(effective 06/16/2008, this Fund will be known as MidCap Value Fund II)


SUB-ADVISOR(S):    Neuberger Berman Management, Inc. ("Neuberger Berman") and Jacobs Levy
                   Equity Management, Inc. ("Jacobs Levy")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap(R) Value Index (as of December 31, 2006, this range was between approximately $1.3 billion and $19.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well-known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

Each of the Sub-Advisors selects stocks using a value oriented investment approach.

Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
- strong fundamentals, such as a company's financial, operational, and competitive positions;
- consistent cash flow; and
- a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value. This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive.

Jacobs Levy selects stocks by using proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as "disentangling." The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return.

Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single-factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.

The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.


 64       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Small Company Risk
- Initial Public Offerings Risk

- Value Stock Risk
- MidCap Stock Risk
- Securities Lending Risk

- Market Segment (MidCap) Risk
- Underlying Fund Risk

Neuberger Berman has been the Fund's Sub-Advisor since December 6, 2000. Jacobs Levy has been the Fund's Sub-Advisor since June 30, 2006.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2001                                                 -1.78
2002                                                 -9.91
2003                                                 35.96
2004                                                 22.56
2005                                                 10.86
2006                                                 13.61




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q4 '03    14.72%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -14.42%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   13.61    13.59        11.88
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................   11.67    12.50        10.98
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............   10.26    11.60        10.18
Russell Midcap Value Index(3)............................................   20.22    15.88        13.51
Morningstar Mid-Cap Value Category Average...............................   15.89    11.55        11.11



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


Principal Investors Fund                            RISK/RETURN SUMMARY       65
www.principal.com



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE YEAR ENDED OCTOBER 31, 2006                                            CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       1.00%
      Other Expenses(1)........................................................       0.01
                                                                                      ----
                                                    TOTAL ANNUAL FUND OPERATING       1.01%
      Expense Reimbursement(2).................................................       0.01
                                                                                      ----
                                                                   NET EXPENSES       1.00%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                      $102    $321    $557   $1,235




 66       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



PARTNERS MIDCAP VALUE FUND I
(effective 06/16/2008, this Fund will be known as MidCap Value Fund I)


SUB-ADVISOR(S):    Goldman Sachs Asset Management, L.P. ("GSAM") and Los Angeles Capital
                   Management and Equity Research, Inc. ("LA Capital")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Value Index (as of December 31, 2006, the range was between approximately $1.3 billion and $19.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

GSAM selects stocks using a value oriented investment approach. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company's long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

LA Capital employs a quantitative approach for selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of medium capitalization securities based on a security's exposure and the Model's expected return for each factor.

The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell MidCap Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.


Principal Investors Fund                            RISK/RETURN SUMMARY       67
www.principal.com



Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Emerging Markets Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Small Company Risk
- Derivatives Risk

- Value Stock Risk
- MidCap Stock Risk
- Equity Securities Risk
- Securities Lending Risk

- Market Segment (MidCap) Risk
- Initial Public Offerings Risk
- Sector Risk
- Underlying Fund Risk

GSAM has been the Fund's Sub-Advisor since December 29, 2003. LA Capital was added as an additional Sub-Advisor on October 3, 2005.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2004                                                 25.69
2005                                                 12.50
2006                                                 15.81




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q4 '04   12.82%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q2 '06   -1.41%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   LIFE OF FUND
------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   15.81       17.80
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................   14.81       16.56
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............   11.40       15.04
Russell Midcap Value Index(3)............................................   20.22       18.77
Morningstar Mid-Cap Value Category Average...............................   15.89       14.18



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


 68       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE YEAR ENDED OCTOBER 31, 2006                                            CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       1.00%
      Other Expenses(1)........................................................       0.01
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       1.01%
      Expense Reimbursement(2).................................................       0.01
                                                                                      ----
                                                                   NET EXPENSES       1.00%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                      $102    $321    $557   $1,235




Principal Investors Fund                            RISK/RETURN SUMMARY       69
www.principal.com



PARTNERS SMALLCAP BLEND FUND
(effective 06/16/2008, this Fund will be known as SmallCap Blend Fund I)


SUB-ADVISOR(S):    Mellon Equity Associates, LLP ("Mellon Equity")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Standard and Poor's SmallCap 600 Index (as of December 31, 2006, this range was between approximately $65 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting investments for the Fund, the Sub-Advisor, Mellon Equity, uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. A common definition of an undervalued stock is one selling at a low price relative to its profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.

Rather than using broad economic or market trends, stocks are selected on a company by company basis. To ensure ample diversification, the portfolio's assets are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives the Fund's performance.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Growth Stock Risk
- Foreign Securities Risk
- Market Segment (Small Cap and Mid Cap) Risk

- Active Trading Risk
- Value Stock Risk
- Exchange Rate Risk
- Securities Lending Risk

- MidCap Stock Risk
- Initial Public Offerings Risk
- Small Company Risk




 70       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



Effective December 31, 2004, the Fund's Sub-Advisor was changed from The Dreyfus Corporation to Mellon Equity Associates, LLP. Both Dreyfus and Mellon Equity are wholly-owned subsidiaries of Mellon Financial Corporation. This change will have no impact on either the investment philosophy currently used in the portfolio or the investment team responsible for day-to-day portfolio management.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2003                                                 44.41
2004                                                 22.46
2005                                                  3.81
2006                                                  8.90




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q2 '03   22.12%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q2 '06   -5.01%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                                     1 YEAR   LIFE OF FUND
----------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................................    8.90       18.92
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................................    6.73       17.07
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............................    7.37       15.73
S&P SmallCap 600 Index(3)................................................................   15.12       20.53
Morningstar Small Blend Category Average.................................................   15.06       20.36



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


Principal Investors Fund                            RISK/RETURN SUMMARY       71
www.principal.com



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE YEAR ENDED OCTOBER 31, 2006                                            CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       1.00%
      Other Expenses(1)........................................................       0.01
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       1.01%
      Expense Reimbursement(2).................................................       0.01
                                                                                      ----
                                                                   NET EXPENSES       1.00%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                        NUMBER OF YEARS YOU OWN YOUR
                                                                   SHARES
-------------------------------------------------------------------------------------
                                                          1       3       5      10
-------------------------------------------------------------------------------------
INSTITUTIONAL CLASS                                     $102    $321    $557   $1,235




 72       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



PARTNERS SMALLCAP GROWTH FUND I
(effective 06/16/2008, this Fund will be known as SmallCap Growth Fund I)


SUB-ADVISOR(S):    AllianceBernstein L.P. ("AllianceBernstein")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2006, the range was between approximately $39 million and $3.1 billion)) at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

The Sub-Advisor, AllianceBernstein, employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies with above average sales growth and competitive returns on equity relative to their peers. In doing so, AllianceBernstein analyzes such factors as:
- Earnings growth potential relative to competitors
- Market share and competitive leadership of the company's products
- Quality of management
- Financial condition (such as debt to equity ratio)
- Valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

AllianceBernstein follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Market Segment (Mid Cap and Small Cap) Risk

- Derivatives Risk
- Growth Stock Risk
- Small Company Risk
- Securities Lending Risk

- Initial Public Offerings Risk
- MidCap Stock Risk
- Underlying Fund Risk




Principal Investors Fund                            RISK/RETURN SUMMARY       73
www.principal.com



AllianceBernstein became Sub-Advisor to the Fund on March 29, 2003.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2001                                                 -13.93
2002                                                 -40.51
2003                                                  47.36
2004                                                  14.61
2005                                                   5.56
2006                                                  10.44




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q4 '01    27.26%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '01   -26.55%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   10.44     3.21        0.79
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................    9.78     3.09        0.69
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............    7.67     2.75        0.68
Russell 2000 Growth Index(3).............................................   13.35     6.93        4.05
Morningstar Small Growth Category Average................................   10.50     6.12        3.61



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


 74       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE YEAR ENDED OCTOBER 31, 2006                                            CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       1.10%
      Other Expenses(1)........................................................       0.03
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       1.13%
      Expense Reimbursement(2).................................................       0.03
                                                                                      ----
                                                                   NET EXPENSES       1.10%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                      $112    $356    $619   $1,372




Principal Investors Fund                            RISK/RETURN SUMMARY       75
www.principal.com



PARTNERS SMALLCAP GROWTH FUND II
(effective 06/16/2008, this Fund will be known as SmallCap Growth Fund II)


SUB-ADVISOR(S):    UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), Emerald
                   Advisers, Inc. ("Emerald"), and Essex Investment Management Company, LLC
                   ("Essex")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum, and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.

UBS Global AM may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.

Essex selects stocks of companies that are exhibiting improving business fundamentals and that Essex believes are undervalued relative to each company's future growth potential. Ordinarily, the Fund will invest in companies from all sectors of the market based on Essex's fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Essex uses earnings models to value a company against its own history, the industry and the market to identify securities that are undervalued relative to their future growth potential. Ordinarily, the Fund will sell a stock if the business fundamentals demonstrate a significant deterioration, or if the valuation is no longer attractive relative to Essex's long-term growth expectations.


 76       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Derivatives Risk

- Growth Stock Risk
- Small Company Risk
- Securities Lending Risk

- Market Segment (SmallCap) Risk
- Initial Public Offerings Risk
- MidCap Stock Risk

UBS Global AM became the Fund's Sub-Advisor on April 22, 2002. Emerald was added as an additional Sub-Advisor on September 1, 2004. Essex was added as an additional Sub-Advisor on June 30, 2006.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2001                                                 -20.45
2002                                                 -24.63
2003                                                  45.09
2004                                                  11.08
2005                                                   7.11
2006                                                   8.97




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q4 '01    29.90%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '01   -31.17%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD
ENDED DECEMBER
31, 2006          1 YEAR   5 YEARS   LIFE OF FUND
-------------------------------------------------
INSTITUTIONAL
  CLASS.........    8.97     7.23        -0.16
       (AFTER
  TAXES ON
  DISTRIBU-
  TIONS)(2).....    7.81     6.72        -0.55
       (AFTER
  TAXES ON
  DISTRIBUTIONS
  AND SALE OF
  SHARES)(2)....    7.43     6.22        -0.16
Russell 2000
  Growth
  Index(3)......   13.35     6.93         4.05
Morningstar
  Small Growth
  Category
  Average.......   10.50     6.12         3.61



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


Principal Investors Fund                            RISK/RETURN SUMMARY       77
www.principal.com



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE YEAR ENDED OCTOBER 31, 2006                                            CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       1.00%
      Other Expenses(1)........................................................       0.01
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       1.01%
      Expense Reimbursement(2).................................................       0.01
                                                                                      ----
                                                                   NET EXPENSES       1.00%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                      $102    $321    $557   $1,235




 78       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



PARTNERS SMALLCAP GROWTH FUND III
(effective 06/16/2008, this Fund will be known as SmallCap Growth Fund III)


SUB-ADVISOR(S):    Mazama Capital Management, Inc. ("Mazama") and Columbus Circle Investors
                   ("CCI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, the highest market capitalization of the companies in the Russell 2500 Growth Index (as of December 31, 2006, the range was between approximately $56 million and $7.4 billion), at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Mazama manages its allocated portion of the Fund's portfolio using a bottom-up approach to security selection. The firm utilizes a proprietary model as the framework for security selection and portfolio construction decisions. Mazama's security selection process begins by screening a universe of over 1,500 companies within the market capitalization range of the securities in the Russell 2500 Growth Index for desirable financial characteristics. Mazama employs a proprietary price/performance model to identify a group of 300 to 400 companies that, in its judgment, may represent attractive investment opportunities. The model takes into account both quantitative and qualitative factors in order to identify companies that meet certain criteria. These factors include: (i) the quality of management and key personnel; (ii) the company's ability to meet or exceed earnings estimates; (iii) estimated return on equity divided by a company's forward price-to-earnings ratio; and (iv) estimated earnings growth divided by a company's forward price-to-earnings ratio. Companies passing the initial screening are further analyzed by Mazama using rigorous fundamental analysis.

Mazama's determination to sell a security from the Fund's portfolio is based on either a deterioration in the company's fundamentals or by a reduction in ranking due to price appreciation which is then reflected in a lower Price/ Performance Model score.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, CCI's team of investment professionals selects companies that meet the criteria of positive momentum in a company's progress and positive surprise in reported results.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.


Principal Investors Fund                            RISK/RETURN SUMMARY       79
www.principal.com



Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Growth Stock Risk
- Foreign Securities Risk
- Market Segment (SmallCap and MidCap) Risk

- MidCap Stock Risk
- Small Company Risk
- Underlying Fund Risk

- Securities Lending Risk
- Exchange Rate Risk
- Initial Public Offerings Risk

Mazama has been the Fund's Sub-Advisor since June 1, 2004. CCI was added as an additional Sub-Advisor on December 15, 2006.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2005                                                 12.68
2006                                                 10.68




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q1 '06    11.92%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q2 '06   -11.11%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD
ENDED DECEMBER
31, 2006          1 YEAR   LIFE OF FUND
---------------------------------------
INSTITUTIONAL
  CLASS.........   10.68       12.30
       (AFTER
  TAXES ON
  DISTRIBU-
  TIONS)(2).....    7.51       10.39
       (AFTER
  TAXES ON
  DISTRIBUTIONS
  AND SALE OF
  SHARES)(2)....    7.39        9.54
Russell 2500
  Growth
  Index(3)......   12.26       12.30
Morningstar
  Small Growth
  Category
  Average.......   10.50       10.61



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


 80       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      FOR THE YEAR ENDED OCTOBER 31, 2006
      -----------------------------------------------------------------------------------
      Management Fees..............................................................  1.10%
      Other Expenses(1)............................................................  0.01
                                                                                     ----
                                               TOTAL ANNUAL FUND OPERATING EXPENSES  1.11%
      Expense Reimbursement(2).....................................................  0.01
                                                                                     ----
                                                                       NET EXPENSES  1.10%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLES
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                      $112    $352    $611   $1,351




Principal Investors Fund                            RISK/RETURN SUMMARY       81
www.principal.com



PARTNERS SMALLCAP VALUE FUND
(effective 06/16/2008, this Fund will be known as SmallCap Value Fund III)


SUB-ADVISOR(S):    Ark Asset Management Co., Inc. ("Ark Asset") and Los Angeles Capital
                   Management and Equity Research, Inc. ("LA Capital")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion) or $2 billion, whichever is greater,) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Ark Asset combines a systematic quantitative approach with traditional fundamental analysis to identify attractive small cap value companies. The firm uses proprietary computer models that incorporate data from several sources to identify securities that provide believes to be favorable investment opportunities. These models include traditional measures of value as well as earning expectations and are combined with a fundamental overlay to determine the relative attractiveness of each security in the research universe. Stocks with the highest overall ranking are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if a) its quantitative ranking has fallen to the bottom 40% of the research universe and/or it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations; or b) analysis indicates the risk/reward opportunity of a new investment is more favorable. To minimize risk and increase diversification, Ark Asset generally allocates Fund assets among economic sectors to within five percentage points (on an absolute basis) of that economic sector's percentage weighting in the Russell 2000 Index.

LA Capital employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security's exposure, and the Model's expected return for each factor.

The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.


 82       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- MidCap Stock Risk
- Value Stock Risk

- Small Company Risk
- Securities Lending Risk

- Market Segment (SmallCap) Risk
- Initial Public Offerings Risk

Ark Asset has been Sub-Advisor to the Fund since its inception on March 1, 2001. LA Capital was added as an additional Sub-Advisor on September 1, 2004.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2002                                                 -10.16
2003                                                  37.88
2004                                                  17.92
2005                                                   7.69
2006                                                  14.10




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03    19.42%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -20.90%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   14.10    12.41        13.29
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................   11.08    11.51        12.42
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............   13.07    10.81        11.60
Russell 2000 Value Index(3)..............................................   23.48    15.38        15.10
Morningstar Small Value Category Average.................................   16.27    13.85        13.99



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


Principal Investors Fund                            RISK/RETURN SUMMARY       83
www.principal.com



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE YEAR ENDED OCTOBER 31, 2006                                            CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       1.00%
      Other Expenses(1)........................................................       0.02
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       1.02%
      Expense Reimbursement(2).................................................       0.02
                                                                                      ----
                                                                   NET EXPENSES       1.00%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                      $102    $323    $561   $1,246




 84       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



PARTNERS SMALLCAP VALUE FUND I
(effective 06/16/2008, this Fund will be known as SmallCap Value Fund I)


SUB-ADVISOR(S):    Mellon Equity Associates, LLP ("Mellon Equity") and J.P. Morgan Investment
                   Management, Inc. ("J.P. Morgan")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in a diversified group of equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000(R) Value Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion)) at the time of purchase. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of such companies. Emphasis is given to those companies that exhibit value characteristics. Up to 25 of the Fund's assets may be invested in foreign securities. The Fund may also purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.

Morgan uses a combination of quantitative and fundamental research, and then implements a disciplined portfolio construction process to build a portfolio. It seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the U.S. small company value universe, represented by the Russell 2000(R) Value Index. Morgan continuously screens the small company universe to identify those companies that exhibit favorable valuation and momentum factor rankings. Morgan ranks these companies within economic sectors according to their relative attractiveness. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.

Under normal market conditions, the portion of the Fund sub-advised by Morgan will have sector weightings comparable to that of the U.S. small company value universe though it may under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale.

The portion of the Fund managed by Morgan seeks to provide full exposure to the equity market by investing in derivative securities such as index futures that reduce the impact of cash positions on performance relative to the benchmark.

In selecting investments for the Fund, Mellon Equity uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. Undervalued stocks are those selling at a low price relative to their profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.

Rather than using broad economic or market trends, Mellon Equity selects stocks on a company-by-company basis. To ensure ample diversification, the portion of the Fund's assets managed by Mellon Equity are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives performance.

Since the Fund has a long-term investment perspective, Mellon Equity does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading.


Principal Investors Fund                            RISK/RETURN SUMMARY       85
www.principal.com



Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- MidCap Stock Risk

- Derivatives Risk
- Value Stock Risk
- Small Company Risk
- Underlying Fund Risk

- Market Segment (SmallCap) Risk
- Initial Public Offerings Risk
- Sector Risk
- Securities Lending Risk

Morgan has been the Fund's Sub-Advisor since December 30, 2002. Mellon Equity was added as an additional Sub- Advisor on August 8, 2005.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2003                                                 50.27
2004                                                 23.18
2005                                                  6.49
2006                                                 18.38




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q2 '03   23.26%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q1 '03   -4.37%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   LIFE OF FUND
------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   18.38       23.79
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................   17.17       22.27
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............   13.15       20.42
Russell 2000 Value Index(3)..............................................   23.48       23.26
Morningstar Small Value Category Average.................................   16.27       20.61



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


 86       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE YEAR ENDED OCTOBER 31, 2006                                            CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       1.00%
      Other Expenses(1)........................................................       0.02
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       1.02%
      Expense Reimbursement(2).................................................       0.02
                                                                                      ----
                                                                   NET EXPENSES       1.00%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                      $102    $323    $561   $1,246




Principal Investors Fund                            RISK/RETURN SUMMARY       87
www.principal.com



PARTNERS SMALLCAP VALUE FUND II
(effective 06/16/2008, this Fund will be known as SmallCap Value Fund II)


SUB-ADVISOR(S):    Dimensional Fund Advisors ("Dimensional") and Vaughan Nelson Investment
                   Management, LP ("Vaughan Nelson")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.


MAIN STRATEGIES AND RISKS
As a non-fundamental policy, under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small market capitalization companies. Up to 25% of the Fund's assets may be invested in foreign securities.

Dimensional invests Fund assets primarily in a diversified group of equity securities of small U.S. companies which Dimensional believes to be value stocks at the time of purchase. As of the date of this Prospectus, Dimensional considers small companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Under Dimensional's
market capitalization guidelines described above, as of December 31,      , the
market capitalization of a small cap company was defined by the (10% market capitalization) (1,000th largest U.S. company) guideline, which was $ million or below. This dollar amount will change due to market conditions. When implementing its strategy, Dimensional will, as of the date of the Prospectus, generally purchase securities of companies that are in the lowest 8% of total market capitalization but may also purchase securities of companies above this range that are considered small cap companies under Dimensional's market capitalization guidelines.

Dimensional considers a security to be a value stock primarily because the company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, Dimensional may consider additional factors such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria Dimensional uses for assessing value are subject to change from time-to-time.

Dimensional uses a market capitalization weighted approach in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by Dimensional for a variety of factors. Dimensional may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by Dimensional given market conditions. Dimensional may deviate from market capitalization weighting to limit or fix the exposure of the Fund to a particular issuer to a maximum proportion of the assets of the Fund. Dimensional may exclude the stock of a company that meets applicable market capitalization criterion if adjustments will result in a deviation from traditional market capitalization weighting.

Vaughan Nelson considers U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion)) at the time of purchase. Under normal market conditions, the portion of the Fund sub-advised by Vaughan Nelson invests at least 80% of its assets in equity securities of such companies.

Vaughan Nelson invests in small capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:
- companies earning a positive economic margin with stable-to-improving returns;
- companies valued at a discount to their asset value; and
- companies with an attractive dividend yield and minimal basis risk.


 88       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



In selecting investments, Vaughan Nelson generally employs the following strategy:
- value driven investment philosophy that selects stocks selling at attractive values based upon anticipated fundamentals of the business. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.
- Vaughan Nelson starts with an investment universe of 5,000 securities, then, using value-driven screens, creates a research universe of companies with market capitalizations of at least $100 million;
- uses fundamental analysis to construct a portfolio of securities that Vaughan Nelson believes has an attractive return potential.

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson's price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.

Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Among the principal risks (defined in Appendix A) of investing in the Fund are:
- Value Stock Risk
- Foreign Securities Risk
- Market Segment (SmallCap and MidCap) Risk

- MidCap Stock Risk
- Small Company Risk
- Exchange Rate Risk
- Equity Securities Risk

- Initial Public Offerings Risk
- Derivatives Risk
- Securities Lending Risk

Dimensional has been the Fund's Sub-Advisor since June 1, 2004. Vaughan Nelson was added as an additional Sub-Advisor as of October 3, 2005.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2005                                                  7.70
2006                                                 20.56




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q1 '06   13.94%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q2 '06   -4.01%




Principal Investors Fund                            RISK/RETURN SUMMARY       89
www.principal.com



 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                1 YEAR   LIFE OF FUND
-------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS.................................................   20.56       17.74
          (AFTER TAXES ON DISTRIBUTIONS)(2).........................   17.55       15.95
          (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)......   14.36       14.47
Russell 2000 Value Index(3).........................................   23.48       18.20
Morningstar Small Value Category Average............................   16.27       15.20



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE YEAR ENDED OCTOBER 31, 2006                                            CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       1.00%
      Other Expenses(1)........................................................       0.01
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       1.01%
      Expense Reimbursement(2).................................................       0.01
                                                                                      ----
                                                                   NET EXPENSES       1.00%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                      $102    $321    $557   $1,235




 90       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



SMALLCAP BLEND FUND
(Closed to new investors as of September 1, 2007)


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000(R) Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

PGI may purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risks
- Foreign Securities Risk
- Exchange Rate Risk
- Small Company Risk

- Derivatives Risk
- Growth Stock Risk
- Active Trading Risk
- Securities Lending Risk

- Market Segment (SmallCap) Risk
- Value Stock Risk
- Initial Public Offerings Risk




Principal Investors Fund                            RISK/RETURN SUMMARY       91
www.principal.com



PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
               EACH YEAR((1))




2001                                                   7.47
2002                                                 -17.07
2003                                                  42.91
2004                                                  16.46
2005                                                   9.76
2006                                                  14.24




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03    19.83%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -16.14%



 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   14.24    11.59        11.83
          (AFTER TAXES ON DISTRIBUTIONS)(2)..............................   12.92    10.92        11.21
          (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)...........   11.04    10.05        10.30
Russell 2000 Index(3)....................................................   18.37    11.39         9.85
Morningstar Small Blend Category Average.................................   15.06    11.72        11.21



 (1) Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expense of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


 92       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSE THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE YEAR ENDED OCTOBER 31, 2006                                            CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       0.75%
      Other Expenses(1)........................................................       0.01
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       0.76%
      Expense Reimbursement(2).................................................       0.01
                                                                                      ----
                                                                   NET EXPENSES       0.75%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $77    $242    $421    $941




Principal Investors Fund                            RISK/RETURN SUMMARY       93
www.principal.com



SMALLCAP GROWTH FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of December 31, 2006, the range was between approximately $39 million and $3.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

The Fund may invest in foreign securities, including securities of companies that are located or do business in emerging markets, and in initial public offerings.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Underlying Fund Risk
- Derivatives Risk
- Growth Stock Risk
- Active Trading Risk
- Emerging Market Risk
- Market Segment (SmallCap) Risk
- Small Company Risk
- Initial Public Offerings Risk
- Securities Lending Risk




 94       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
               EACH YEAR((1))




2001                                                   1.52
2002                                                 -39.19
2003                                                  48.44
2004                                                  14.70
2005                                                   4.44
2006                                                  11.59




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q4 '01    33.67%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '01   -33.10%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   11.59     3.83        2.67
          (AFTER TAXES ON DISTRIBUTIONS)(2)..............................   10.89     3.33        2.00
          (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)...........    8.47     3.21        2.05
Russell 2000 Growth Index(3).............................................   13.35     6.93        4.05
Morningstar Small Growth Category Average................................   10.50     6.12        3.61



 (1) Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.

 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


Principal Investors Fund                            RISK/RETURN SUMMARY       95
www.principal.com



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                           INSTITUTIONAL
FOR THE YEAR ENDED OCTOBER 31, 2006                                            CLASS
----------------------------------------------------------------------------------------
Management Fees..........................................................       0.75%
Other Expenses(1)........................................................       0.01
                                                                                ----
                                     TOTAL ANNUAL FUND OPERATING EXPENSES       0.76%
Expense Reimbursement(2).................................................       0.01
                                                                                ----
                                                             NET EXPENSES       0.75%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $77    $242    $421    $941




 96       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



SMALLCAP S&P 600 INDEX FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style


MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index. The Sub-Advisor, PGI, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2006, the market capitalization range of the Index was between approximately $65 million and $3.7 billion. Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of
1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P SmallCap 600. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund's assets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Small Company Risk
- Market Segment (SmallCap) Risk
- Derivatives Risk
- Underlying Fund Risk
- Securities Lending Risk

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
      The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


Principal Investors Fund                            RISK/RETURN SUMMARY       97
www.principal.com



PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
               EACH YEAR((1))




2001                                                   6.40
2002                                                 -14.90
2003                                                  38.24
2004                                                  22.34
2005                                                   7.37
2006                                                  14.97




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q4 '01    20.55%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -18.65%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   14.97    12.18        12.29
          (AFTER TAXES ON DISTRIBUTIONS)(2)..............................   13.69    11.63        11.70
          (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)...........   11.08    10.51        10.61
S&P SmallCap 600 Index(3)................................................   15.12    12.49        11.48
Morningstar Small Blend Category Average.................................   15.06    11.72        11.21



 (1) Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


 98       RISK/RETURN SUMMARY                           Principal Investors Fund
                                                                  1-800-222-5852



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                           INSTITUTIONAL
FOR THE YEAR ENDED OCTOBER 31, 2006                                            CLASS
----------------------------------------------------------------------------------------
Management Fees..........................................................       0.15%
Other Expenses(1)........................................................       0.01
                                                                                ----
                                     TOTAL ANNUAL FUND OPERATING EXPENSES       0.16%
Expense Reimbursement(1).................................................       0.01
                                                                                ----
                                                             NET EXPENSES       0.15%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $15     $51     $89    $204




Principal Investors Fund                            RISK/RETURN SUMMARY       99
www.principal.com



SMALLCAP VALUE FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2006, this range was between approximately $39 million and $3.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

The Fund may invest in initial public offerings.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Exchange Rate Risk
- Small Company Risk

- Derivatives Risk
- Value Stock Risk
- Active Trading Risk
- Securities Lending Risk

- Market Segment (SmallCap) Risk
- Initial Public Offerings Risk
- Underlying Fund Risk




 100       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
               EACH YEAR((1))




2001                                                 10.14
2002                                                 -2.63
2003                                                 43.64
2004                                                 19.96
2005                                                  9.20
2006                                                 18.83




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03    23.22%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -16.10%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   18.83    16.84        16.72
          (AFTER TAXES ON DISTRIBUTIONS)(2)..............................   17.37    15.34        15.10
          (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)...........   12.92    14.07        13.91
Russell 2000 Value Index(3)..............................................   23.48    15.38        15.15
Morningstar Small Value Category Average.................................   16.27    13.85        14.18



 (1) Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class Shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


Principal Investors Fund                           RISK/RETURN SUMMARY       101
www.principal.com



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE YEAR ENDED OCTOBER 31, 2006                                            CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       0.75%
      Other Expenses(1)........................................................       0.01
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       0.76%
      Expense Reimbursement(1).................................................       0.01
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       0.75%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $77    $242    $421    $941




 102       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



WEST COAST EQUITY FUND



SUB-ADVISOR(S):    Edge Asset Management, Inc. ("Edge")

OBJECTIVE:         The Fund seeks to provide long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth, as well as the risks of investing in below-
                   investment grade bonds and REIT securities.


MAIN STRATEGIES AND RISKS
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in the common stocks of small, medium, and large capitalization West Coast companies. The Sub-Advisor, Edge, defines West Coast companies to include those with: (i) principal executive offices located in the region, which includes Alaska, California, Oregon and Washington; (ii) over 50% of their work force employed in the region; or (iii) over 50% of their sales within the region. While no individual fund is intended as a complete investment program, this is particularly true of the West Coast Equity Fund which could be adversely impacted by economic trends within this four-state area.

The Fund may invest up to 20% of its assets in both REIT securities and below-investment-grade fixed- income securities (sometimes called "junk bonds"). The Fund may also invest up to 25% of its net assets in U.S. dollar denominated securities of foreign issuers.

In selecting investments for the Fund, Edge selects equity securities based upon rigorous fundamental analysis that assesses the quality of each company's business, earnings growth potential, and stock valuation. Edge seeks to invest in good businesses that are well-managed, hold competitive advantages and that generate high returns on invested capital. Also taken into consideration is the industry in which a company operates, its position in the marketplace and the barriers to entry to prevent further competition. Edge seeks to buy companies at attractive prices compared to their business value.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Geographic Concentration Risk
- High Yield Securities Risk
- Prepayment Risk

- Exchange Rate Risk
- Real Estate Securities Risk
- Small Company Risk
- Securities Lending Risk

- Foreign Securities Risk
- MidCap Stock Risk
- Underlying Fund Risk




Principal Investors Fund                           RISK/RETURN SUMMARY       103
www.principal.com



Edge has provided investment advice to the Fund since the Fund's inception.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
               EACH YEAR((1))




1997                                                  32.88
1998                                                  22.98
1999                                                  42.35
2000                                                   6.99
2001                                                   6.69
2002                                                 -22.19
2003                                                  41.87
2004                                                  13.63
2005                                                   8.49
2006                                                  12.17




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q4 '98    45.26%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '01   -25.10%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS (BEFORE TAXES).......................................   12.17     8.83        15.02
          (AFTER TAXES ON DISTRIBUTIONS)(2)..............................   11.69     8.57        13.52
          (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)...........    8.57     7.66        12.71
Russell 3000 Index(3)....................................................   15.72     7.17         8.64
Morningstar Mid-Cap Blend Category Average...............................   13.92    10.51        10.99



 (1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on November 24,1986.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS (ESTIMATED).

                                                        INSTITUTIONAL
FOR THE YEAR ENDED OCTOBER 31, 2006                         CLASS
---------------------------------------------------------------------
Management Fees.......................................       0.48%
Other Expenses........................................       0.05
                                                             ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES       0.53%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                             NUMBER OF YEARS YOU OWN YOUR
                                        SHARES
      ----------------------------------------------------
                               1       3       5      10
      ----------------------------------------------------
      INSTITUTIONAL CLASS     $54    $170    $296    $665




 104       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



DIVERSIFIED INTERNATIONAL FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-
                   U.S. currencies.


MAIN STRATEGIES AND RISKS
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of companies that meet all of the following criteria: the company's principal place of business or principal office is outside the U.S.; the company's principal securities trading market is outside the U.S.; and the company, regardless of where its securities are traded, derives 50% or more of its total revenue from either goods or services produced or sales made outside the U.S. Primary consideration is given to securities of corporations of Western Europe, Canada, Australia, New Zealand, and the Pacific Islands. Changes in investments are made as prospects change for particular countries, industries or companies. The Fund may invest in smaller capitalization companies.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its net assets (plus any borrowings for investment purposes) invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

In choosing investments for the Fund, PGI pays particular attention to the long-term earnings prospects of the various companies under consideration. PGI then weighs those prospects relative to the price of the security.

The Fund may actively trade securities in an attempt to achieve its investment objective. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Small Company Risk

- Derivatives Risk
- Exchange Rate Risk
- Securities Lending Risk

- Market Segment Risk
- Active Trading Risk




Principal Investors Fund                           RISK/RETURN SUMMARY       105
www.principal.com



PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
               EACH YEAR((1))




2001                                                 -24.37
2002                                                 -16.38
2003                                                  33.98
2004                                                  20.23
2005                                                  23.73
2006                                                  27.74




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q4 '03    17.71%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -18.68%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   27.74    16.32         8.82
          (AFTER TAXES ON DISTRIBUTIONS)(2)..............................   25.69    15.55         8.18
          (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)...........   20.34    14.19         7.52
Citigroup BMI Global ex-US Index(3)......................................   27.28    18.08        10.90
MSCI ACWI Ex-US Index(3)(4)..............................................
Morningstar Foreign Large Blend Category Average.........................   24.80    13.19         6.61



 (1) Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.
 (4) This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


 106       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                           INSTITUTIONAL
FOR THE PERIOD ENDED OCTOBER 31, 2006                                          CLASS
----------------------------------------------------------------------------------------
Management Fees..........................................................       0.90%
Other Expenses(1)........................................................       0.06
                                                                                ----
                                     TOTAL ANNUAL FUND OPERATING EXPENSES       0.96%
Expense Reimbursement(2).................................................       0.06
                                                                                ----
                                                             NET EXPENSES       0.90%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $92    $299    $524   $1,172




Principal Investors Fund                           RISK/RETURN SUMMARY       107
www.principal.com



GLOBLE REAL ESTATE SECURITIES FUND


SUB-ADVISOR(S):    Principal Real Estate Investors, LLC ("Principal - REI")

OBJECTIVE:         The Fund seeds to generate a total return.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors who seek a total return, want to invest in U.S. and non-U.S. companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry ("real estate companies"). For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Other real estate companies include those whose products and services relate to the real estate industry such as building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund may invest in smaller capitalization companies.

Real estate investment trusts ("REITs") are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs, are characterized as:
- Equity REITs, which primarily own property and generate revenue from rental income;
- Mortgage  REITs, which invest in real estate mortgages; and
- Hybrid REITs, which combine the characteristics of both equity and mortgage REITs.

Some foreign countries have adopted REIT structures that are very similar to those in the United States. Similarities include pass through tax treatment and portfolio diversification. Other countries may have REIT structures that are significantly different than the U.S. or may not have adopted a REIT like structure at all. The Fund may invest a significant percentage of its portfolio in REITs and foreign REIT-like entitles.

The Fund is "non-diversified" which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

The Fund has no limitation on the percentage of assets that are invested in any one country of denominated in any one currency. The Fund will typically have investments located in a number of different countries, which may include the U.S. The Fund may invest in companies located in countries with emerging securities markets.

The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and other purposes. The Fund may also enter into currency forwards or futures contracts and related options for the purpose of currency hedging and other purposes.

The Fund is actively managed against the FTSE-EPRA-NAREIT Global Real Estate Securities Index.

Among the principal risks (defined in Appendix A) of  investing in the Fund are:
- Equity Securities Risk
- Foreign Securities Risk
- Sector Risk
- Prepayment Risk

- Derivatives Risk
- Exchange Rate Risk
- Non-Diversification Risk
- Small Company Risk

- Real Estate Securities Risk
- Active Trading Risk
- Securities Lending Risk

Principal-REI has been the Fund's Sub-Advisor since the Fund's inception.


 108       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                           INSTITUTIONAL
ESTIMATED FOR THE YEAR ENDED OCTOBER 31, 2007                                 CLASS(1)
----------------------------------------------------------------------------------------
Management Fees..........................................................       0.90%
Other Expenses...........................................................       0.13
                                                                                ----
                                     TOTAL ANNUAL FUND OPERATING EXPENSES       1.03%
Expense Reimbursement(2).................................................       0.08
                                                                                ----
                                                             NET EXPENSES       0.95%



 (1) The expenses shown are estimated.
 (2) Principal has contractually agreed to limit the fund's expenses attributable to institutional class shares and, if necessary, pay expenses normally payable by the fund, excluding interest expense, through the period ending February 28, 2009. The expense limit will maintain a total level of operating expense, excluding interest expense, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.95%.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                               NUMBER OF YEARS YOU OWN YOUR SHARES
      -------------------------------------------------------------------------------------
                                                                     1                  3
      -------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                           $97               $310




Principal Investors Fund                           RISK/RETURN SUMMARY       109
www.principal.com



INTERNATIONAL EMERGING MARKETS FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


MAIN STRATEGIES AND RISKS
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. Under normal conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) are invested in emerging market country equity securities. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. PGI focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

The Fund invests in securities of companies that meet all of the following criteria:
- the company's principal place of business or principal office is emerging market countries;
- the company's principal securities trading market is an emerging market country; and
- the company, regardless of where its securities are traded, derives 50% or more of its total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

The Fund may invest assets in smaller or mid capitalization companies. PGI defines a smaller capitalization company as having a market capitalization between approximately $39 million and $3.1 billion. PGI defines a mid capitalization company as having a market capitalization between approximately $1.2 billion and $20.3 billion.

The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may actively trade securities in an attempt to achieve its investment objective.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Market Segment (Small and
  MidCap) Risk

- Derivatives Risk
- Exchange Rate Risk
- Emerging Market Risk
- Securities Lending Risk

- Small Company Risk
- Active Trading Risk
- Underlying Fund Risk




 110       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
               EACH YEAR((1))




2001                                                 -3.55
2002                                                 -6.82
2003                                                 56.95
2004                                                 25.91
2005                                                 35.87
2006                                                 37.30




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q4 '01    26.86%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -23.81%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                         1 YEAR   5 YEARS   LIFE OF FUND
--------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS..........................................................   37.30    27.99        21.61
          (AFTER TAXES ON DISTRIBUTIONS)(2)..................................   34.84    26.51        20.35
          (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)...............   25.31    24.36        18.72
MSCI Emerging Markets Free Index-NDTR(3).....................................   32.17    26.59        21.11
Morningstar Diversified Emerging Markets Category Average....................   32.36    25.98        20.58



 (1) Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


Principal Investors Fund                           RISK/RETURN SUMMARY       111
www.principal.com



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) A PERCENTAGE OF AVERAGE DAILY NET ASSETS

FOR THE PERIOD ENDED OCTOBER 31, 2006
-----------------------------------------------------------------------------------
Management Fees..............................................................  1.20%
Other Expenses(1)............................................................  0.15
                                                                               ----
                                         TOTAL ANNUAL FUND OPERATING EXPENSES  1.35%
Expense Reimbursement(2).....................................................  0.15
                                                                               ----
                                                                 NET EXPENSES  1.20%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                      $122    $413    $725   $1,611




 112       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



INTERNATIONAL GROWTH FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-
                   U.S. currencies.


MAIN STRATEGIES AND RISKS
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. The Fund invests in securities of companies that meet all of the following criteria:
- the company's principal place of business or principal offices outside the U.S.;
- the company's principal securities trading market is outside the U.S.; and
- the company, regardless of where its securities are traded, that derives 50% or more of its total revenue from either goods or services produced or sales made outside the U.S.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Among the principal risks (defined in Appendix A) of investing in the Fund are:
- Equity Securities Risk
- Foreign Securities Risk
- Small Company Risk

- Derivatives Risk
- Exchange Rate Risk
- Growth Stock Risk

- Market Segment Risk
- Underlying Fund Risk
- Securities Lending Risk

PGI became the Sub-Advisor to the Fund on November 1, 2002.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2001                                                 -21.06
2002                                                 -16.18
2003                                                  38.97
2004                                                  22.78
2005                                                  22.33
2006                                                  24.35




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03    18.41%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -21.38%




Principal Investors Fund                           RISK/RETURN SUMMARY       113
www.principal.com



 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                          1 YEAR   5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS...........................................   24.35    16.82        9.25
          (AFTER TAXES ON DISTRIBUTIONS)(2)...................   21.85    15.34        8.03
          (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  SHARES)(2)..................................................   17.64    14.21        7.54
CITI World Ex-US BMI Growth Index(3)..........................   23.69    14.72        6.78
MSCI World Ex-US Growth Index(3)(4)...........................
Morningstar Foreign Large Growth Category Average.............   23.78    12.54        5.70



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.
 (4) This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                           INSTITUTIONAL
FOR THE PERIOD ENDED OCTOBER 31, 2006                                          CLASS
----------------------------------------------------------------------------------------
Management Fees..........................................................       0.99%
Other Expenses(1)........................................................       0.03
                                                                                ----
                                     TOTAL ANNUAL FUND OPERATING EXPENSES       1.02%
Expense Reimbursement(2).................................................       0.03
                                                                                ----
                                                             NET EXPENSES       0.99%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                      $101    $322    $560   $1,245




 114       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



PARTNERS GLOBAL EQUITY FUND
(effective 06/16/2008, this Fund will be known as Global Equity Fund I)


SUB-ADVISOR(S):    J.P. Morgan Investment Management, Inc. ("J.P. Morgan")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking growth of capital who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


MAIN STRATEGIES AND RISKS
The Fund invests, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund invests in a diversified portfolio of equity securities of companies located or operating in developed countries and emerging markets of the world. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States.

The Sub-Advisor, Morgan, selects companies on the basis of fundamental, thematic and quantitative analysis. The analysis is performed by:
- the locally based regional specialists who provide local market insights, including an assessment of:
  - Business characteristics: recurring demand for product and identifiable competitive advantage;
  - Financial characteristics: cash flow generation and improving returns on capital;
  - Management factors: focus on shareholder return and long-term strategic planning; and
  - Valuation: earnings and return based.
- the global sector specialists who provide global industry insights and build upon the local market analysis by seeking to determine which are the best stock ideas in each industry globally; and
- the portfolio construction team which captures the analysis done by the local and global teams and constructs a portfolio.

The Sub-Advisor may sell a stock for the following reasons:
- the global sector specialist downgrades a company (e.g. relative outperformance leads to a less attractive valuation); or
- portfolio construction issues in terms of stock, sector or country weightings.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Small Company Risk
- Foreign Securities Risk
- Market Segment (SmallCap and MidCap) Risk

- Derivatives Risk
- Exchange Rate Risk
- Securities Lending Risk

- Emerging Markets Risk
- MidCap Stock Risk

Morgan has been the Fund's Sub-Advisor since March 1, 2005.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Principal Investors Fund                           RISK/RETURN SUMMARY       115
www.principal.com



 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2006                                                 16.37




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q4 '06    7.87%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q2 '06   -1.63%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   LIFE OF FUND
------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   16.37       14.33
          (AFTER TAXES ON DISTRIBUTIONS)(2)..............................   15.79       13.97
          (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)...........   11.56       12.31
MSCI World Index-ND(3)...................................................   20.07       15.56
Morningstar World Stock Category Average.................................   19.52       16.48



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2005).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


 116       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                           INSTITUTIONAL
FOR THE PERIOD ENDED OCTOBER 31, 2006                                          CLASS
----------------------------------------------------------------------------------------
Management Fees..........................................................       0.95%
Other Expenses(1)........................................................       0.15
                                                                                ----
                                     TOTAL ANNUAL FUND OPERATING EXPENSES       1.10%
Expense Reimbursement(2).................................................       0.15
                                                                                ----
                                                             NET EXPENSES       0.95%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLES
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $97    $335    $592   $1,327




Principal Investors Fund                           RISK/RETURN SUMMARY       117
www.principal.com



PARTNERS INTERNATIONAL FUND
(effective 06/16/2008, this Fund will be known as International Fund I)


SUB-ADVISOR(S):    Pyramis Global Advisors, LLC ("Pyramis")

OBJECTIVE:         The Fund seeks long-term growth of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-
                   U.S. currencies.


MAIN STRATEGIES AND RISKS
The Sub-Advisor, Pyramis, normally invests the Fund's assets primarily in non-U.S. securities. Pyramis normally invests the Fund's assets primarily in common stocks. Pyramis normally diversifies the Fund's investments across different countries and regions. In allocating the investments across countries and regions, Pyramis will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the Fund, Pyramis relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Fund, Pyramis invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

Pyramis may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If Pyramis's strategies do not work as intended, the Fund may not achieve its objective.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Small Company Risk
- Foreign Securities Risk
- Market Segment (Small Cap and
  Mid Cap) Risk

- Derivatives Risk
- Exchange Rate Risk
- Securities Lending Risk

- Underlying Fund Risk
- Mid Cap Stock Risk

Pyramis has been the Fund's Sub-Advisor since December 29, 2003.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2004                                                 20.49
2005                                                 13.58
2006                                                 26.56




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:                Q4 '04   14.66%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:                 Q2 '05   -0.42%




 118       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                1 YEAR   LIFE OF FUND
-------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS.................................................   26.56       20.21
          (AFTER TAXES ON DISTRIBUTIONS)(2).........................   25.03       19.29
          (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)......   18.68       17.31
MSCI EAFE (Europe, Australia, Far East) Index - ND(3)...............   26.34       19.83
Morningstar Foreign Large Blend Category Average....................   24.80       18.97



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                           INSTITUTIONAL
FOR THE PERIOD ENDED OCTOBER 31, 2006                                          CLASS
----------------------------------------------------------------------------------------
Management Fees..........................................................       1.09%
Other Expenses(1)........................................................       0.04
                                                                                ----
                                     TOTAL ANNUAL FUND OPERATING EXPENSES       1.13%
Expense Reimbursement(2).................................................       0.04
                                                                                ----
                                                             NET EXPENSES       1.09%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                      $111    $355    $618   $1,371




Principal Investors Fund                           RISK/RETURN SUMMARY       119
www.principal.com



REAL ESTATE SECURITIES FUND


SUB-ADVISOR(S):    Principal Real Estate Investors, LLC ("Principal-REI")

OBJECTIVE:         The Fund seeks to generate a total return.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.


MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund may invest in smaller capitalization companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
- equity REITs, which primarily own property and generate revenue from rental income;
- mortgage REITs, which invest in real estate mortgages; and
- hybrid REITs, which combine the characteristics of both equity and mortgage REITs.
In selecting securities for the Fund, the Sub-Advisor, Principal-REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies. The Fund is "non-diversified," which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Equity Securities Risk
- Foreign Securities Risk
- Sector Risk
- Prepayment Risk
- Derivatives Risk
- Exchange Rate Risk
- Underlying Fund Risk
- Non-Diversification Risk
- Small Company Risk
- Real Estate Securities Risk
- Active Trading Risk
- Securities Lending Risk




 120       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



Principal-REI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
               EACH YEAR((1))




2001                                                  8.52
2002                                                  7.86
2003                                                 38.38
2004                                                 34.11
2005                                                 15.60
2006                                                 36.44




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q4 '04   17.53%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q2 '04   -7.28%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   36.44    25.85        23.19
          (AFTER TAXES ON DISTRIBUTIONS)(2)..............................   34.46    24.20        21.50
          (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)...........   25.63    22.23        19.83
MSCI US REIT Index(3)....................................................   35.92    23.22        21.42
Morningstar Specialty-Real Estate Category Average.......................   33.61    22.98        20.90



 (1) Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class Shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                              INSTITUTIONAL
      FOR THE YEAR ENDED OCTOBER 31, 2006                         CLASS
      ---------------------------------------------------------------------
      Management Fees.......................................       0.84%
      Other Expenses(1).....................................       0.01
                                                                   ----
                        TOTAL ANNUAL FUND OPERATING EXPENSES       0.85%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                         NUMBER OF YEARS YOU OWN YOUR
                                    SHARES
      ------------------------------------------------
                           1       3       5      10
      ------------------------------------------------
      INSTITUTIONAL
        CLASS             $87    $271    $471   $1,049




Principal Investors Fund                           RISK/RETURN SUMMARY       121
www.principal.com



PRINCIPAL LIFETIME FUNDS

Principal Investors Fund, Inc. offers Funds that are designed to meet the needs of an investor who wants an investment option that is suited to the investor's particular investment time horizon and who tends to be more accepting of risk in the early years of his or her time horizon and becomes more risk-averse as he or she nears the investment goal (for example, retirement or saving for college). Professional investment advisers manage the Funds to align, over time, underlying investments with the changing risk tolerance of the investor. These Funds are sometime referred as "target date funds." The target date Funds offered by the Fund are: Principal LifeTime 2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal LifeTime 2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050, Principal LifeTime 2055, and Principal LifeTime Strategic Income (the "Principal LifeTime Funds").


OBJECTIVE:  The investment objective of each of the Principal LifeTime 2010, 2015, 2020,
            2025, 2030, 2035, 2040, 2045, 2050 and 2055 Funds is to seek a total return consisting of long-term growth of capital and current income.

            The investment objective of the Principal LifeTime Strategic Income Fund is to
            seek current income.


MAIN STRATEGIES AND RISKS
To pursue its goal, each Principal LifeTime Fund invests in other Principal Funds (the "underlying funds") that Principal and Principal Global Investors, LLC ("PGI"), the Fund's Sub-Advisor, consider appropriate based on the remaining time horizon of a particular Principal LifeTime Fund and the expected risk tolerance of those investors who have chosen that time horizon. The underlying funds provide each Fund with exposure to a broad range of asset classes, including domestic and foreign equity and fixed-income securities. In the case of Principal LifeTime Strategic Income Fund, most of the Fund's assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing securities through their investments in fixed-income securities, "hybrid" securities-such as real estate securities and preferred securities, which may produce current income as well as capital gains-and dividend generating domestic and foreign stocks.

Both Principal and PGI provide investment advisory services to the Principal LifeTime Funds. Principal has hired PGI to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for each Principal LifeTime Fund. PGI is also responsible for employing an active rebalancing strategy which is designed to identify asset classes that appear attractive or unattractive over the short term.

After PGI sets the percentage of Fund assets to be allocated to a particular asset class, Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of a Fund or market forces or Fund circumstances which indicate that changes in allocations may be appropriate. Principal may, at any time, add, remove, or substitute underlying funds in which a Principal LifeTime Fund invests.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. In addition, qualitative factors such as organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading, and compliance systems of the underlying fund's Sub-Advisor are also evaluated. There are no minimum or maximum percentages of assets that a Principal LifeTime Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established from time to time for underlying funds. Principal monitors the performance of the Sub-Advisor of each underlying fund relative to that fund's appropriate benchmark and peer group.

Over time, PGI intends to gradually shift the asset allocation targets of each Principal LifeTime Fund (other than the Principal LifeTime Strategic Income
Fund) to accommodate investors progressing from asset accumulation years to income-generation years. It is expected that, within 10 to 15 years after its target year, a Principal LifeTime Fund's underlying fund allocation will match that of the Principal LifeTime Strategic Income Fund. At that time the Principal LifeTime Fund may be combined with the Principal LifeTime Strategic Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.


 122       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



There can be no assurance that any Principal LifeTime Fund will achieve its investment objective. The net asset value of each of the Principal LifeTime Fund's shares is affected by changes in the value of the securities it owns. The Fund's performance is directly related to the performance of the underlying funds. The ability of each Principal LifeTime Fund to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.

The broad diversification of each Principal LifeTime Fund is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of a Principal LifeTime Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

Each Principal LifeTime Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. The primary risks associated with investing in the underlying funds are identified in the summary of each underlying fund in this prospectus.

The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in stocks, the greater the potential exposure to the following risks (as defined in Appendix A):

- Equity Securities Risk
- Derivatives Risk
- Active Trading Risk

- Growth Stock Risk
- Market Segment (LargeCap) Risk
- Underlying Fund Risk

- Value Stock Risk
- Exchange Rate Risk

The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in bonds or other forms of fixed-income securities, the greater the potential exposure to the following risks (as defined in Appendix A):

- Fixed-Income Risk
- U.S. Government Sponsored
  Securities Risk

- Municipal Securities Risk
- High Yield Securities Risk

- Portfolio Duration Risk
- U.S. Government Securities Risk

The greater the investment by each Principal LifeTime Fund in Funds that invest in foreign investments, the greater the potential exposure to the following risks (as defined in Appendix A):

- Foreign Securities Risk
- Market Segment Risk

- Exchange Rate Risk
- Derivatives Risk

- Small Company Risk

Each Principal LifeTime Fund is also subject to the following risks:

SECURITIES LENDING RISK (as defined in Appendix A)

PAYMENT IN KIND LIQUIDITY RISK. Under certain circumstances, an underlying fund may determine to pay a redemption request by a Principal LifeTime Fund wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Principal LifeTime Funds may hold portfolio securities until Principal determines that it is appropriate to dispose of such securities.

CONFLICT OF INTEREST RISK. The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Principal LifeTime Funds serve in the same capacities for the underlying funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Principal LifeTime Funds and the underlying funds. Because Principal and its affiliated companies earn different fees from the underlying funds in which the Principal LifeTime Funds invest, there may be a conflict between the interests of the Principal LifeTime Funds and the economic interests of Principal and its affiliates.


Principal Investors Fund                           RISK/RETURN SUMMARY       123
www.principal.com



PGI has provided investment advice to each Principal LifeTime Fund since its inception.

As of October 31, 2006, each Principal LifeTime Fund's assets were allocated among the underlying funds as identified in the table below.

                                                                                                                PRINCIPAL
                                                    PRINCIPAL   PRINCIPAL   PRINCIPAL   PRINCIPAL   PRINCIPAL    LIFETIME
                                                     LIFETIME    LIFETIME    LIFETIME    LIFETIME    LIFETIME   STRATEGIC
                                                       2010        2020        2030        2040        2050       INCOME
                     UNDERLYING FUND                   FUND        FUND        FUND        FUND        FUND        FUND
                     ---------------                ---------   ---------   ---------   ---------   ---------   ---------
      Bond & Mortgage Securities                       31.96%      24.33%      17.17%      11.85%       6.65%      38.47%
      Disciplined LargeCap Blend                       10.37       15.43       17.31       18.94       21.09        5.33
      Inflation Protection                              0.82                                                        1.31
      International Emerging Markets                    0.69        0.99        1.16        1.10        1.11
      International Growth                              5.93        9.55       12.12       12.61       14.91        3.71
      Large Cap Growth                                  4.13        5.63        6.78        8.05        8.72        2.33
      LargeCap Value                                    3.03        4.15        5.12        6.13        6.37        1.73
      Partners International                            1.36        1.54        1.82        2.10        2.23        0.62
      Partners LargeCap Blend I                         0.97        1.67        1.68        1.84        2.01        0.60
      Partners LargeCap Growth I                        1.17        1.22        1.64        2.15        2.15        0.56
      Partners LargeCap Growth II                       2.77        3.84        4.62        5.54        5.81        1.43
      Partners LargeCap Value                           4.90        6.44        7.82        9.14       10.26        2.75
      Partners LargeCap Value I                         0.76        0.98        1.19        1.26        1.37
      Partners MidCap Growth                                        0.42        0.63        0.70        0.86
      Partners MidCap Value I                                       0.43        0.64        0.71        0.87
      Partners SmallCap Growth I                                                0.45        0.71        0.88
      Partners SmallCap Growth III                      0.52        1.62        1.97        2.44        2.89
      Partners SmallCap Value I                                                 0.45        0.71        0.98
      Preferred Securities                              9.14        9.25        6.13        4.05        2.72       10.04
      Real Estate Securities                            8.73        8.66        7.16        4.89        2.67        6.97
      SmallCap S&P 600 Index                            3.61        2.24        2.15        2.62        2.52        2.14
      SmallCap Value                                    0.56        1.61        1.99        2.46        2.93
      Ultra Short Bond                                  8.58                                                       22.01
                                             TOTAL    100.00%     100.00%     100.00%     100.00%     100.00%     100.00%


HISTORICAL PERFORMANCE
The following bar charts and tables show the historical investment performance of each Principal LifeTime Fund. The bar chart for each Fund shows how the Fund's total return has varied year-by-year, and the table for the Fund shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Fund. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Each Fund's investment return is net of the operating expenses of each of the underlying funds.


 124       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



PRINCIPAL LIFETIME 2010 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2002                                                 -4.45
2003                                                 18.79
2004                                                 11.76
2005                                                  5.57
2006                                                 12.02




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03    8.72%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -5.44%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   12.02     8.45        7.38
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................   10.80     7.61        6.56
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............    8.01     6.87        5.93
S&P 500 Index(3).........................................................   15.79     6.19        4.10
Lehman Brothers Aggregate Bond Index(3)..................................    4.33     5.06        5.33
Morningstar Conservative Allocation Category Average.....................    8.17     5.66        4.29
Morningstar Target-Date 2000-2014 Category Average(4)....................    8.60     5.39        4.99



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.
 (4) Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


Principal Investors Fund                           RISK/RETURN SUMMARY       125
www.principal.com



PRINCIPAL LIFETIME 2015 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                           INSTITUTIONAL
ESTIMATED FOR THE YEAR ENDED OCTOBER 31, 2007                                 CLASS(1)
----------------------------------------------------------------------------------------
Management Fees..........................................................      0.1225%
Other Expenses...........................................................      0.0200%
                                                                               ------
                                           TOTAL GROSS OPERATING EXPENSES      0.1425%
Acquired Fund ("Underlying Fund") Operating Expenses.....................      0.7000%
                                                                               ------
                                          TOTAL ANNUAL OPERATING EXPENSES      0.8425%



 (1) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ended February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expense) (expressed as a percentage of average net assets on an annualized basis) not to exceed 0.1725%.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                   NUMBER OF YEARS YOU OWN
                                                                         YOUR SHARES
      -------------------------------------------------------------------------------------
                                                                     1                  3
      -------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                           $86               $269




 126       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



PRINCIPAL LIFETIME 2020 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2002                                                 -7.00
2003                                                 21.58
2004                                                 12.32
2005                                                  7.66
2006                                                 14.21




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03   10.34%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -7.56%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   14.21     9.32        8.06
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................   13.06     8.51        7.27
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............    9.50     7.66        6.57
S&P 500 Index(3).........................................................   15.79     6.19        4.10
Lehman Brothers Aggregate Bond Index(3)..................................    4.33     5.06        5.33
Morningstar Moderate Allocation Category Average.........................   11.26     6.09        4.88
Morningstar Target-Date 2015-2029 Category Average(4)....................   12.41     6.88        5.67



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.
 (4) Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


Principal Investors Fund                           RISK/RETURN SUMMARY       127
www.principal.com



PRINCIPAL LIFETIME 2025 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                           INSTITUTIONAL
ESTIMATED FOR THE YEAR ENDED OCTOBER 31, 2007                                 CLASS(1)
----------------------------------------------------------------------------------------
Management Fees..........................................................      0.1225%
Other Expenses...........................................................      0.0100%
                                                                               ------
                                           TOTAL GROSS OPERATING EXPENSES      0.1325%
Acquired Fund ("Underlying Fund") Operating Expenses.....................      0.7400%
                                                                               ------
                                          TOTAL ANNUAL OPERATING EXPENSES      0.8725%



 (1) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ended February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expense) (expressed as a percentage of average net assets on an annualized basis) not to exceed 0.1725%.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                   NUMBER OF YEARS YOU OWN
                                                                         YOUR SHARES
      -------------------------------------------------------------------------------------
                                                                     1                  3
      -------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                           $89               $278




 128       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



PRINCIPAL LIFETIME 2030 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2002                                                 -10.05
2003                                                  23.31
2004                                                  12.83
2005                                                   8.37
2006                                                  15.31




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03   11.44%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -9.97%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   15.31     9.35        7.91
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................   14.23     8.61        7.18
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............   10.25     7.74        6.48
S&P 500 Index(3).........................................................   15.79     6.19        4.10
Lehman Brothers Aggregate Bond Index(3)..................................    4.33     5.06        5.33
Morningstar Moderate Allocation Category Average.........................    11.2    66.09        4.88
Morningstar Target-Date 2030+ Category Average(4)........................   14.40     7.60        5.84



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001)
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.
 (4) Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


Principal Investors Fund                           RISK/RETURN SUMMARY       129
www.principal.com



PRINCIPAL LIFETIME 2035 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                           INSTITUTIONAL
ESTIMATED FOR THE YEAR ENDED OCTOBER 31, 2007                                 CLASS(1)
----------------------------------------------------------------------------------------
Management Fees..........................................................      0.1225%
Other Expenses...........................................................      0.0200%
                                                                               ------
                                           TOTAL GROSS OPERATING EXPENSES      0.1425%
Acquired Fund ("Underlying Fund") Operating Expenses.....................      0.7500%
                                                                               ------
                                          TOTAL ANNUAL OPERATING EXPENSES      0.8925%



 (1) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ended February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expense) (expressed as a percentage of average net assets on an annualized basis) not to exceed 0.1725%.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                   NUMBER OF YEARS YOU OWN
                                                                         YOUR SHARES
      -------------------------------------------------------------------------------------
                                                                     1                  3
      -------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                           $91               $285




 130       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



PRINCIPAL LIFETIME 2040 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2002                                                 -12.61
2003                                                  24.48
2004                                                  13.00
2005                                                   8.82
2006                                                  15.61




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03    12.49%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -12.08%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   15.61     9.11        8.06
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................   14.59     8.47        7.41
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............   10.44     7.59        6.66
S&P 500 Index(3).........................................................   15.79     6.19        4.10
Lehman Brothers Aggregate Bond Index(3)..................................    4.33     5.06        5.33
Morningstar Moderate Allocation Category Average.........................   11.26     6.09        4.88
Morningstar Target-Date 2030+ Category Average(4)........................   14.40     7.60        5.84



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.
 (4) Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


Principal Investors Fund                           RISK/RETURN SUMMARY       131
www.principal.com



PRINCIPAL LIFETIME 2045 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                           INSTITUTIONAL
ESTIMATED FOR THE YEAR ENDED OCTOBER 31, 2007                                 CLASS(1)
----------------------------------------------------------------------------------------
Management Fees..........................................................      0.1225%
Other Expenses...........................................................      0.0400%
                                                                               ------
                                           TOTAL GROSS OPERATING EXPENSES      0.1625%
Acquired Fund ("Underlying Fund") Operating Expenses.....................      0.7700%
                                                                               ------
                                          TOTAL ANNUAL OPERATING EXPENSES      0.9325%



 (1) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ended February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expense) (expressed as a percentage of average net assets on an annualized basis) not to exceed 0.1725%.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                   NUMBER OF YEARS YOU OWN
                                                                         YOUR SHARES
      -------------------------------------------------------------------------------------
                                                                     1                  3
      -------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                           $95               $297




 132       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



PRINCIPAL LIFETIME 2050 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2002                                                 -15.72
2003                                                  26.44
2004                                                  13.29
2005                                                   9.34
2006                                                  16.14




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03    13.63%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -14.68%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   16.14     8.92        7.37
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................   15.19     8.36        6.80
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............   10.83     7.49        6.11
S&P 500 Index(3).........................................................   15.79     6.19        4.10
Lehman Brothers Aggregate Bond Index(3)..................................    4.33     5.06        5.33
Morningstar Large Blend Category Average.................................   14.12     5.92        4.10
Morningstar Target-Date 2030+ Category Average(4)........................   14.40     7.60        5.84



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.
 (4) Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


Principal Investors Fund                           RISK/RETURN SUMMARY       133
www.principal.com



PRINCIPAL LIFETIME 2055 FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time.

PERFORMANCE
As the inception date of the Fund is February 29, 2008, historical performance information is not available.

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                           INSTITUTIONAL
ESTIMATED FOR THE YEAR ENDED OCTOBER 31, 2007                                 CLASS(1)
----------------------------------------------------------------------------------------
Management Fees..........................................................      0.1225%
Other Expenses...........................................................      0.1400%
                                                                               ------
                                           TOTAL GROSS OPERATING EXPENSES      0.2625%
Fee Reduction and/or Expense Reimbursement at Principal LifeTime Fund
  Level(1)...............................................................      0.0900%
                                                                               ------
                                                             NET EXPENSES      0.1725%
Acquired Fund ("Underlying Fund") Operating Expenses.....................      0.7700%
                                                                               ------
                                     TOTAL ANNUAL FUND OPERATING EXPENSES      0.9425%



 (1) Principal has contractually agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ended February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expense) (expressed as a percentage of average net assets on an annualized basis) not to exceed 0.1725%.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                   NUMBER OF YEARS YOU OWN
                                                                         YOUR SHARES
      -------------------------------------------------------------------------------------
                                                                     1                  3
      -------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                           $96               $300




 134       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



PRINCIPAL LIFETIME STRATEGIC INCOME FUND

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in underlying fixed-income funds, but also invests in underlying equity and hybrid funds according to an asset allocation strategy designed for investors seeking current income from their investment.

PERFORMANCE
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2002                                                 -1.69
2003                                                 15.29
2004                                                 11.06
2005                                                  4.12
2006                                                  9.13




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03    7.04%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q3 '02   -3.33%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006        1 YEAR   5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------
INSTITUTIONAL CLASS.........................    9.13     7.42        6.65
       (AFTER TAXES ON DISTRIBUTIONS)(2)....    7.76     6.47        5.72
       (AFTER TAXES ON DISTRIBUTIONS AND
  SALE OF SHARES)(2)........................    6.08     5.89        5.22
S&P 500 Index(3)............................   15.79     6.19        4.10
Lehman Brothers Aggregate Bond Index(3).....    4.33     5.06        5.33
Morningstar Conservative Allocation Category
  Average...................................    8.17     5.66        4.29
Morningstar Target-Date 2000-2014 Category
  Average(4)................................    8.60     5.39        4.99



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.
 (4) Effective with the February 2006 month end, Morningstar added a new category. The new category allows for a more refined comparison of Lifecycle funds to their respective peers. The category formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


Principal Investors Fund                           RISK/RETURN SUMMARY       135
www.principal.com



FEES AND EXPENSES OF THE PRINCIPAL LIFETIME FUNDS
The following table shows the operating expenses (expressed as a percentage of average daily net assets) incurred by the Institutional Class shares of the Principal LifeTime Funds during the fiscal year ended October 31, 2007. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the Principal LifeTime Funds through their investments in the underlying funds based on expenses of the underlying funds for the fiscal year ended October 31, 2007.

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS*

                                                   INSTITUTIONAL CLASS SHARES
      -------------------------------------------------------------------------------------------------------------------
                                                                                                                PRINCIPAL
                                                    PRINCIPAL   PRINCIPAL   PRINCIPAL   PRINCIPAL   PRINCIPAL    LIFETIME
                                                     LIFETIME    LIFETIME    LIFETIME    LIFETIME    LIFETIME   STRATEGIC
                                                       2010        2020        2030        2040        2050       INCOME
      FOR THE YEAR ENDED OCTOBER 31, 2006              FUND        FUND        FUND        FUND        FUND        FUND
      -------------------------------------------------------------------------------------------------------------------
      Management Fees.............................    0.1225%     0.1225%     0.1225%     0.1225%     0.1225%     0.1225%
      12b-1 Fees..................................    0.0000      0.0000      0.0000      0.0000      0.0000      0.0000
      Other Expenses(1)...........................    0.0000      0.0000      0.0000      0.0100      0.0100      0.0100
                                                      ------      ------      ------      ------      ------      ------
              TOTAL ANNUAL FUND OPERATING EXPENSES    0.1225%     0.1225%     0.1225%     0.1325%     0.1325%     0.1325%
      Fee Reduction and/or Expense Reimbursement
        at Principal LifeTime Fund level(2).......    0.0000      0.0000      0.0000      0.0100      0.0100      0.0100
                                                      ------      ------      ------      ------      ------      ------
                                      NET EXPENSES    0.1225%     0.1225%     0.1225%     0.1225%     0.1225%     0.1225%
      Acquired Fund ("Underlying Fund") Fees and
        Expenses..................................    0.6000      0.6800      0.6900      0.6900      0.7100      0.5600
                                                      ------      ------      ------      ------      ------      ------
              TOTAL ANNUAL FUND OPERATING EXPENSES    0.7225%     0.8025%     0.8125%     0.8125%     0.8325%     0.6825%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/errors and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                              INSTITUTIONAL CLASS SHARES
-------------------------------------------------------------------------------------
                                                        NUMBER OF YEARS YOU OWN YOUR
                                                                   SHARES
-------------------------------------------------------------------------------------
                                                          1       3       5      10
-------------------------------------------------------------------------------------
PRINCIPAL LIFETIME 2010 FUND                             $74    $231    $402   $  897
PRINCIPAL LIFETIME 2020 FUND                              82     256     446      993
PRINCIPAL LIFETIME 2030 FUND                              83     259     451    1,005
PRINCIPAL LIFETIME 2040 FUND                              83     261     455    1,015
PRINCIPAL LIFETIME 2050 FUND                              85     267     465    1,036
PRINCIPAL LIFETIME STRATEGIC INCOME FUND                  70     220     384      860




 136       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



STRATEGIC ASSET MANAGEMENT ("SAM") PORTFOLIOS

Principal Investors Fund provides a broad selection of investment choices, including asset allocation strategies available through the Flexible Income, Conservative Balanced, Balanced, Conservative Growth, and Strategic Growth Portfolios (each a "Portfolio," collectively the "Portfolios"). The SAM Portfolios currently offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The Portfolios are designed for long-term investors seeking total return or long-term capital appreciation. The SAM Portfolios invest principally in Institutional Class shares of the Equity Funds and Fixed-Income Funds identified below and the Money Market Fund ("Underlying Funds"). The "Equity Funds" include the Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth, and Diversified International Funds. The "Fixed-Income Funds" include the Short-Term Income, Mortgage Securities, Income, and High Yield II Funds. Each of the SAM Portfolios may also invest in the Institutional Class shares of other equity funds or fixed-income funds of Principal Investors Fund, at the Sub-Advisor's discretion. Each of the Underlying Funds is a series of Principal Investors Fund. The Sub-Advisor for the Portfolios is Edge Asset Management, Inc. ("Edge").

MAIN STRATEGIES FOR THE PORTFOLIOS
In pursuing its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the Underlying Funds described in this prospectus. The Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Portfolio will normally invest in the particular market segment represented by each Underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those market segments and their corresponding Underlying Funds. Edge may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective, Edge's outlook for the economy and the financial markets, and the relative market valuations of the Underlying Funds.

In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest, without limit, directly in stock or bond index futures and options thereon and the following short-term instruments:
- short-term securities issued by the U.S. government, its agencies, instrumentalities, authorities, or political subdivisions;
- other short-term fixed-income securities rated A or higher by Moody's Investors Services, Inc. ("Moody's"), Fitch Ratings ("Fitch"), or Standard & Poor's ("S&P") or, if unrated, of comparable quality in the opinion of Edge;
- commercial paper, including master notes;
- bank obligations, including negotiable certificates of deposit, time deposits, and bankers' acceptances; and
- repurchase agreements.

At the time a Portfolio invests in any commercial paper, bank obligations, or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's or the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P or equivalent ratings by Fitch; if no such ratings are available, the investment must be of comparable quality in the opinion of Edge. In addition to purchasing shares of the Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with Edge's current asset allocation strategy for the Portfolio. Specifically, each Portfolio may enter into futures contracts and options thereon, provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio's total assets. A Portfolio may also use futures contracts and options for bona fide hedging purposes. Futures contracts and options may also be used to reallocate the Portfolio's assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index.


Principal Investors Fund                           RISK/RETURN SUMMARY       137
www.principal.com



The principal investment strategies for each Portfolio are further described below in the description of each of the Portfolios, but there are some general principles Edge applies in making investment decisions. When making decisions about how to allocate a Portfolio's assets, Edge will generally consider, among other things, the following factors:

Federal Reserve monetary policy        Government budget deficits            State and federal fiscal policies
Consumer debt                          Tax policy                            Trade pacts
Corporate profits                      Demographic trends                    Interest rate changes
Governmental Elections                 Mortgage demand                       Business confidence
Employment trends                      Business spending                     Geopolitical risks
Consumer spending                      Inflationary pressures                Wage and payroll trends
Currency flows                         Housing trends                        Investment flows
Commodity prices                       GDP growth                            Import prices
Yield spreads                          Historical financial market returns   Factory capacity utilization
Stock market volume                    Inventories                           Market capitalization relative values
Capital goods expenditures             Investor psychology                   Productivity growth
Historical asset class returns         Technology trends                     Asset class correlations
Cyclical and secular economic trends   Risk/return characteristics           Business activity
Volatility analysis                    Stock valuations                      Performance attribution by allocation and sector
Consumer confidence


The discussion of each Portfolio's and Underlying Fund's principal investment strategies includes some of the principal risks of investing in such a portfolio or fund. You can find a more detailed description of these and other principal risks of an investment in each Portfolio or Underlying Fund under "Certain Investment Strategies and Related Risks."

MAIN RISKS
There can be no assurance that any Portfolio will achieve its investment objective. The net asset value of each Portfolio's shares is affected by changes in the value of the shares of the Underlying Funds it owns. Each Portfolio's investments are invested in the Underlying Funds and, as a result, the Portfolio's performance is directly related to their performance. A Portfolio's ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives.

Each Portfolio's broad diversification is designed to help cushion severe losses in any one investment sector and moderate the Portfolio's overall price swings. However, the Portfolio's share price will fluctuate as the prices of the Underlying Funds rise or fall with changing market conditions.

Each Portfolio is subject to the particular risks of the Underlying Funds in the proportions in which the Portfolio invests in them. The primary risks associated with investing in the Underlying Funds are identified in this prospectus in the section entitled "SAM PORTFOLIO UNDERLYING FUNDS."

The greater the investment by each Portfolio in Underlying Funds that invest primarily in stocks, the greater the potential exposure to the following risks (as defined in Appendix A):

- Equity Securities Risk
- Derivatives Risk
- Active Trading Risk

- Growth Stock Risk
- Market Segment (LargeCap) Risk
- Underlying Fund Risk

- Value Stock Risk
- Exchange Rate Risk

The greater the investment by each Portfolio in Underlying Funds that invest primarily in bonds, or other forms of fixed-income securities, the greater the potential exposure to the following risks (as defined in Appendix A):

- Fixed-Income Risk
- U.S. Government Securities Risk
- U.S. Government Sponsored Securities Risk

- Municipal Securities Risk
- Prepayment Risk
- Real Estate Securities Risk

- Portfolio Duration Risk
- High Yield Securities Risk
- Eurodollar and Yankee
  Obligations  Risk


 138       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



The greater the investment by each Portfolio in Underlying Funds that invest in foreign investments, the greater the exposure to the following risks (as defined in Appendix A):

- Foreign Securities Risk
- Market Segment Risk

- Exchange Rate Risk
- Derivatives Risk

- Small Company Risk

Each Portfolio is also subject to the following risks:

SECURITIES LENDING RISK (as defined in Appendix A)

PAYMENT IN KIND LIQUIDITY RISK. Under certain circumstances, an Underlying Fund may determine to pay a redemption request by a Portfolio wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Portfolios may hold portfolio securities until Edge determines that it is appropriate to dispose of such securities.

CONFLICT OF INTEREST RISK. The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Portfolios serve in the same capacities for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Portfolios and the Underlying Funds. Because Edge and its affiliated companies earn different fees from the Underlying Funds in which the Portfolios invest, there may be a conflict between the interests of the Portfolios and the economic interests of Edge and its affiliates.

Edge has provided investment advice to each SAM Portfolios since its inception.

As of October 31, 2007, the Portfolios' assets were allocated among the Underlying Funds as follows:

                                                      FLEXIBLE   CONSERVATIVE               CONSERVATIVE   STRATEGIC
                                                       INCOME      BALANCED      BALANCED      GROWTH        GROWTH
                    UNDERLYING FUND(1)               PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO
                    ------------------               ---------   ------------   ---------   ------------   ---------
      REIT Fund                                          1.07%        2.19%         3.27%        4.33%         4.33%
      Equity Income Fund                                 4.59         9.15         12.18        16.13         17.09
      Growth & Income Fund                               6.16         8.10         12.12        16.04         17.03
      West Coast Equity Fund                             1.32         4.00          6.01         7.84          8.88
      MidCap Stock Fund                                  2.88         3.43          5.10         6.57          8.04
      Growth Fund                                        7.35         9.93         15.87        19.66         23.02
      SmallCap Value Fund                                1.13         1.23          2.05         2.82          3.03
      SmallCap Growth Fund                               1.08         1.13          1.87         2.61          2.81
      International Growth Fund                                       5.40          8.25        10.21         11.70
      Short Term Income Fund                            11.72         5.56          0.94
      U.S. Government Securities Fund                   31.06        26.06         17.04         7.30
      Income Fund                                       24.76        17.72         10.26         3.88
      High Yield Fund                                    6.56         5.75          4.55         2.52          4.03
      Other Assets                                       0.32         0.35          0.49         0.09          0.04
                                              TOTAL    100.00%      100.00%       100.00%      100.00%       100.00%


OTHER COMMON RISKS. Each of the Portfolios may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options. Therefore, the Portfolios are subject to the risks associated with such investments including:

- Fixed-Income Securities Risk
- U.S. Government Securities Risk
- Derivatives Risk

HISTORICAL PERFORMANCE
A bar chart and table showing the historical investment performance of each SAM Portfolio are provided with the description of each Portfolio. The bar chart for each Portfolio shows how the Portfolio's total return has varied year-by year, and the table for the Portfolio shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Portfolio. A Portfolio's past performance is not necessarily an

Principal Investors Fund                           RISK/RETURN SUMMARY       139
www.principal.com



indication of how the Portfolio will perform in the future. Each Portfolio's investment return is net of the operating expenses of each of the Underlying Funds.

                            FLEXIBLE INCOME PORTFOLIO

OBJECTIVE. The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer you the potential for a high level of income and a low level of capital growth, while exposing you to a low level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES. All of the Portfolios allocate their assets among certain of the Funds in pursuing their objectives. The Flexible Income Portfolio generally invests no more than 30% of its net assets in the Equity Funds.

The Portfolio may invest up to 40% of its assets in each of the Short Term Income, Mortgage Securities, Income, High Yield II, and Money Market Funds. Subject to the limits in the prior paragraph, the Portfolio may also invest up to 30% of its assets in each of the Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, and SmallCap Growth Funds.

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                EACH YEAR(1)




1997                                                 10.19
1998                                                  9.23
1999                                                  8.58
2000                                                  5.11
2001                                                  4.35
2002                                                  1.04
2003                                                 12.08
2004                                                  5.73
2005                                                  2.66
2006                                                  6.70




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q2 '03    6.13%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q3 '02   -2.01%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006             1 YEAR   5 YEARS   10 YEARS
------------------------------------------------------------------------------
INSTITUTIONAL CLASS (BEFORE TAXES)...............    6.70     5.57      6.52
       (AFTER TAXES ON DISTRIBUTIONS)(2).........    5.32     4.25      4.58
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  SHARES)(2).....................................    4.43     4.00      4.44
Lehman Brothers Aggregate Bond Index(3)..........    4.33     5.06      6.24
S&P 500 Index(3).................................   15.79     6.19      8.42
20% S&P 500 Index and 80% Lehman Brothers
  Aggregate Bond Index(3)........................   .6.62     5.44      6.89
Morningstar Conservative Allocation Category
  Average........................................   .8.17     5.66      5.91



 (1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The Portfolio's performance between 1996 and 1999 benefited from the agreement of the Portfolio's previous adviser and its affiliates to limit the Portfolio's expenses.


 140       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

                         CONSERVATIVE BALANCED PORTFOLIO

OBJECTIVE. The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer you the potential for a medium to high level of income and a medium to low level of capital growth, while exposing you to a medium to low level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES. All of the Portfolios allocate their assets among certain of the Funds in pursuing their objectives. The Conservative Balanced Portfolio invests between 40% and 80% of its net assets in a combination of the Fixed-Income Funds and the Money Market Fund and between 20% and 60% of its net assets in the Equity Funds.

Subject to the limits in the prior paragraph, the Portfolio may invest up to 40% of its assets in each of the Short Term Income, Mortgage Securities, Income, High Yield II, and Money Market Funds. Subject to the limits in the prior paragraph, the Portfolio may also invest up to 30% of its assets in each of the Real Estate Securities, Equity Income I, Diversified LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth, and Diversified International Funds.

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests as well as the risks associated with direct investments in the instruments listed in the foregoing paragraph, including derivatives risk and portfolio risk.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                EACH YEAR(1)




1997                                                  8.26
1998                                                  5.29
1999                                                  1.98
2000                                                  4.01
2001                                                  2.21
2002                                                 -2.98
2003                                                 15.98
2004                                                  7.38
2005                                                  3.80
2006                                                  8.66




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q2 '03    8.00%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q3 '02   -4.84%




Principal Investors Fund                           RISK/RETURN SUMMARY       141
www.principal.com



 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                            1 YEAR   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS (BEFORE TAXES)..............................    8.66     6.39      5.35
       (AFTER TAXES ON DISTRIBUTIONS)(2)........................    7.54     5.35      3.70
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2).....    5.85     4.91      3.56
Lehman Brothers Aggregate Bond Index(3).........................    4.33     5.06      6.24
S&P 500 Index(3)................................................   15.79     6.19      8.42
40% S&P 500 Index and 60% Lehman Brothers Aggregate Bond
  Index(3)......................................................    8.91     5.75      7.45
Morningstar Conservative Allocation Category Average............    8.17     5.66      5.91



 (1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The Portfolio's performance between 1996 and 1999 benefited from the agreement of the Portfolio's previous adviser and its affiliates to limit the Portfolio's expenses.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

                               BALANCED PORTFOLIO

OBJECTIVE. The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer you the potential for a medium level of income and a medium level of capital growth, while exposing you to a medium level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES. All of the Portfolios allocate their investments among certain of the Funds in pursuing their objectives. The Balanced Portfolio invests at least 30% and no more than 70% of its net assets in the Equity Funds and at least 30% and no more than 70% of its net assets in the Fixed-Income Funds.

Subject to the limits in the prior paragraph, the Portfolio may invest up to 40% of its assets in each of the Short Term Income, Mortgage Securities, Income, High Yield II, and Money Market Funds. Subject to the limits in the prior paragraph, the Portfolio may also invest up to 30% of its assets in each of the Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth, and Diversified International Funds.

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests as well as the risks associated with direct investments in the instruments listed in the foregoing paragraph, including derivatives risk and portfolio risk.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 142       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
               EACH YEAR((1))




1997                                                 10.29
1998                                                 16.13
1999                                                 26.97
2000                                                  0.20
2001                                                 -0.50
2002                                                 -9.41
2003                                                 21.34
2004                                                  9.23
2005                                                  5.21
2006                                                 10.36




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q4 '99   15.44%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q3 '02   -8.79%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006             1 YEAR   5 YEARS   10 YEARS
------------------------------------------------------------------------------
INSTITUTIONAL CLASS (BEFORE TAXES)...............   10.36     6.87      8.50
       (AFTER TAXES ON DISTRIBUTIONS)(2).........    9.67     6.21      6.95
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
  SHARES)(2).....................................    7.01     5.57      6.51
Lehman Brothers Aggregate Bond Index(3)..........    4.33     5.06      6.24
S&P 500 Index(3).................................   15.79     6.19      8.42
60% S&P 500 Index and 40% Lehman Brothers
  Aggregate Bond Index(3)........................   11.20     5.98      7.88
Morningstar Moderate Allocation Category
  Average........................................   11.26     6.09      7.12



 (1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The Portfolio's performance between 1996 and 1999 benefited from the agreement of the Portfolio's previous adviser and its affiliates to limit the Portfolio's expenses.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


Principal Investors Fund                           RISK/RETURN SUMMARY       143
www.principal.com



                          CONSERVATIVE GROWTH PORTFOLIO

OBJECTIVE. The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer you the potential for a low to medium level of income and a medium to high level of capital growth, while exposing you to a medium to high level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES. All of the Portfolios allocate their assets among certain of the Funds in pursuing their objectives. The Conservative Growth Portfolio generally invests at least 60% of its net assets in the Equity Funds.

The Portfolio may invest up to 30% of its assets in each of the Short Term Income, Mortgage Securities, Income, High Yield II, and Money Market Funds. Subject to the limits of the prior paragraph, the Portfolio may also invest up to 40% of its assets in each of the Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth, and Diversified International Funds.

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests as well as the risks associated with direct investments in the instruments listed in the foregoing paragraph, including derivatives risk and portfolio risk.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
               EACH YEAR((1))




1997                                                   8.68
1998                                                  18.82
1999                                                  40.28
2000                                                  -2.96
2001                                                  -4.20
2002                                                 -15.70
2003                                                  26.97
2004                                                  10.88
2005                                                   6.24
2006                                                  11.89




      HIGHEST RETURN FOR A QUARTER DURING THE
        PERIOD OF THE BAR CHART ABOVE:           Q4 '99               22.16%
      LOWEST RETURN FOR A QUARTER DURING THE
        PERIOD OF THE BAR CHART ABOVE:           Q3 '02 AND Q3 '01   -12.69%




 144       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                            1 YEAR   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS (BEFORE TAXES)..............................   11.89     7.12      9.04
       (AFTER TAXES ON DISTRIBUTIONS)(2)........................   11.67     6.83      7.87
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2).....    8.00     6.04      7.28
Lehman Brothers Aggregate Bond Index(3).........................    4.33     5.06      6.24
S&P 500 Index(3)................................................   15.79     6.19      8.42
80% S&P 500 Index and 20% Lehman Brothers Aggregate Bond
  Index(3)......................................................   13.50     6.12      8.21
Morningstar Moderate Allocation Category Average................   11.26     6.09      7.12



 (1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The Portfolio's performance between 1996 and 1999 benefited from the agreement of the Portfolio's previous adviser and its affiliates to limit the Portfolio's expenses.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (4) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

                           STRATEGIC GROWTH PORTFOLIO

OBJECTIVE. The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer you the potential for a high level of capital growth, and a corresponding level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES. All of the Portfolios allocate their assets among certain of the Funds in pursuing their objectives. The Strategic Growth Portfolio generally invests at least 75% of its net assets in the Equity Funds.

The Portfolio may invest up to 25% of its assets in each of the Short Term Income, High Yield II, and Money Market Funds. Subject to the limits in the prior paragraph, the Portfolio may also invest up to 50% of its assets in each of the Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth, and Diversified International Funds.

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests as well as the risks associated with direct investments in the instruments listed in the foregoing paragraph, including derivatives risk and portfolio risk.


Principal Investors Fund                           RISK/RETURN SUMMARY       145
www.principal.com



The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
               EACH YEAR((1))




1997                                                  12.38
1998                                                  22.63
1999                                                  44.48
2000                                                  -4.43
2001                                                  -6.69
2002                                                 -20.84
2003                                                  31.27
2004                                                  11.92
2005                                                   6.98
2006                                                  12.75




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q4 '99    25.23%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q3 '01   -16.73%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006          1 YEAR   5 YEARS   10 YEARS
---------------------------------------------------------------------------
INSTITUTIONAL CLASS (BEFORE TAXES)............   12.75     7.00      9.55
       (AFTER TAXES ON DISTRIBUTIONS)(2)......   12.55     6.91      8.48
       (AFTER TAXES ON DISTRIBUTIONS AND SALE
  OF SHARES)(2)...............................    8.55     6.04      7.80
Lehman Brothers Aggregate Bond Index(3).......    4.33     5.06      6.24
S&P 500 Index(3)..............................   15.79     6.19      8.42
Russell 3000 Index(3).........................   15.72     7.17      8.64
Morningstar Large Blend Category Average......   14.12     5.92      7.79



 (1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The Portfolio's performance between 1996 and 1999 benefited from the agreement of the Portfolio's previous adviser and its affiliates to limit the Portfolio's expenses.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


 146       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



FEES AND EXPENSES OF THE PORTFOLIOS
Each of the Portfolios offers the Institutional Class shares,. This section describes the fees and expenses that you may pay if you invest in the Institutional Class shares of a Portfolio. Estimated expenses of the underlying funds in which the portfolios invest are included. The examples below are intended to help you compare the cost of investing in the Portfolios with the costs of investing in other mutual funds. The examples assume that your $10,000 investment in the noted class of shares has a 5% return each year, as required for illustration purposes by the Securities and Exchange Commission (the "SEC"), and that the Portfolio's operating expenses, including the operating expenses of the underlying funds, remain the same. Your actual costs may be higher or lower than those in the examples.

 ANNUAL FUND OPERATING EXPENSES (ESTIMATED)
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                             INSTITUTIONAL CLASS SHARES
--------------------------------------------------------------------------------------------------------------------
                                                  FLEXIBLE    CONSERVATIVE                 CONSERVATIVE    STRATEGIC
                                                   INCOME       BALANCED       BALANCED       GROWTH         GROWTH
                                                 PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Management Fees...............................      0.31%         0.31%          0.31%         0.31%          0.31%
12b-1 Fees(1).................................      0.00%         0.00%          0.00%         0.00%          0.00%
Other Expenses................................      0.00%         0.00%          0.00%         0.00%          0.00%
                                                    ----          ----           ----          ----           ----
                       GROSS FEES AND EXPENSES      0.31%         0.31%          0.31%         0.31%          0.31%
Expense Reimbursement.........................      0.00%         0.00%          0.00%         0.00%          0.00%
                                                    ----          ----           ----          ----           ----
                          NET FEES AND EXPENSE      0.31%         0.31%          0.31%         0.31%          0.31%
Acquired Fund ("Underlying Fund") Fees and
  Expenses....................................      0.56%         0.59%          0.62%         0.66%          0.68%
                                                    ----          ----           ----          ----           ----
          TOTAL ANNUAL FUND OPERATING EXPENSES      0.87%         0.90%          0.93%         0.97%          0.99%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                              INSTITUTIONAL CLASS SHARES
-------------------------------------------------------------------------------------
                                                        NUMBER OF YEARS YOU OWN YOUR
                                                                   SHARES
-------------------------------------------------------------------------------------
                                                          1       3       5      10
-------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO                               $ 89    $278    $482   $1,073
CONSERVATIVE BALANCED PORTFOLIO                           92     287     498    1,108
BALANCED PORTFOLIO                                        95     296     515    1,143
CONSERVATIVE GROWTH PORTFOLIO                             99     309     536    1,190
STRATEGIC GROWTH PORTFOLIO                               101     315     547    1,213




Principal Investors Fund                           RISK/RETURN SUMMARY       147
www.principal.com



MONEY MARKET FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk. As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
                   other government agency.


MAIN STRATEGIES AND RISKS
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which PGI believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
- to take advantage of market variations;
- to generate cash to cover sales of Fund shares by its shareholders; or
- upon revised credit opinions of the security's issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
- securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;
- securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
- bank obligations including:
  - certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or,
  - bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
- commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
- corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
- repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
- taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.


 148       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Municipal Securities Risk
- Fixed-Income Securities Risk

- Eurodollar and Yankee Obligations Risk

- U.S. Government Sponsored Securities Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                EACH YEAR(1)




2001                                                  3.96
2002                                                  1.49
2003                                                  0.80
2004                                                  1.01
2005                                                  2.93
2006                                                  4.77




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q1 '01   1.31%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q1 '04   0.17%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   4.77      2.19        2.52
Lehman Brothers U.S. Treasury Bellwethers 3 Month Index..................   4.86      2.42        4.17



  Index performance does not reflect deductions for fees, expenses or taxes.

 (1) Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. Advisors Preferred Class shares were first sold on December 6, 2000.
  To obtain the Fund's current yield, call 1-800-222-5852.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                             INSTITUTIONAL
      FOR THE PERIOD ENDED OCTOBER 31, 2006                      CLASS
      --------------------------------------------------------------------
      Management Fees......................................       0.40%
      Other Expenses(1)....................................       0.01%
                                                                  ----
                       TOTAL ANNUAL FUND OPERATING EXPENSES       0.41%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                       NUMBER OF YEARS YOU OWN YOUR
                                  SHARES
----------------------------------------------------
                         1       3       5      10
----------------------------------------------------
INSTITUTIONAL CLASS     $42    $132    $230    $518




Principal Investors Fund                           RISK/RETURN SUMMARY       149
www.principal.com



SHORT-TERM BOND FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks to provide current income.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or probable securities may be adjusted to reflect the judgment of PGI regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its net assets (plus any borrowings for investment purposes) in:
- securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
- debt securities of U.S. issuers rated in the four highest grades by Standard & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of PGI of comparable quality; and
- mortgage-backed securities representing an interest in a pool of mortgage loans.

The Fund may invest up to 15% of its assets in below-investment-grade fixed-income securities ("junk bonds") and lend its portfolio securities to brokers, dealers and other financial institutions. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- High Yield Securities Risk
- U.S. Government Sponsored Securities Risk

- Derivatives Risk
- Portfolio Duration Risk
- U.S. Government Securities Risk
- Securities Lending Risk

- Active Trading Risk
- Prepayment Risk
- Real Estate Securities Risk




 150       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                EACH YEAR(1)




2001                                                 7.21
2002                                                 7.67
2003                                                 2.87
2004                                                 1.22
2005                                                 2.18
2006                                                 4.54




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q3 '01    3.86%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q2 '04   -1.58%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   4.54      3.67        4.39
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................   2.71      2.18        2.68
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............   2.92      2.26        2.72
Lehman Brothers MF (1-3) US Government Credit Index(3)(4)................   4.25      3.27        4.17
Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index(3)....................   4.22      3.77        4.61
Morningstar Short-Term Bond Category Average.............................   4.01      3.15        3.80



 (1) Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.
 (4) This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


Principal Investors Fund                           RISK/RETURN SUMMARY       151
www.principal.com



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE YEAR ENDED OCTOBER 31, 2006                                            CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       0.40%
      Other Expenses(1)........................................................       0.02
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       0.42%
      Expense Reimbursement(2).................................................       0.02
                                                                                      ----
                                                                   NET EXPENSES       0.40%



 (1) Expense information has been restated to reflect current fees and to exclude interest expense paid on the borrowings through reverse repurchase agreements. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $41    $133    $233    $528




 152       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



SHORT-TERM INCOME FUND


SUB-ADVISOR(S):    Edge Asset Management, Inc. ("Edge")

OBJECTIVE:         The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS
The Fund invests in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated in one of the top four rating categories by one or more nationally recognized statistical rating organizations ("NRSRO") or, in the opinion of Edge, are of comparable quality ("investment-grade"). Under normal circumstances, the Fund maintains an effective maturity of five years or less and a dollar-weighted average duration of three years or less. The Fund's investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements, mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign branches of U.S. banks. The Fund may invest up to 5% of its assets in preferred stock. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may invest in certain illiquid investments, such as privately placed securities, including restricted securities. The Fund may borrow money, enter into dollar roll transactions in aggregate of up to 33 1/3% of its total assets. The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- U.S. Government Securities Risk
- Foreign Securities Risk
- U.S. Government Sponsored Securities Risk

- Derivatives Risk
- Portfolio Duration Risk
- Exchange Rate Risk
- Securities Lending Risk

- Underlying Fund Risk
- Prepayment Risk
- Real Estate Securities Risk




Principal Investors Fund                           RISK/RETURN SUMMARY       153
www.principal.com



Edge has provided investment advice to the Fund since the Fund's inception.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                EACH YEAR(1)




1997                                                 5.98
1998                                                 6.56
1999                                                 3.08
2000                                                 8.33
2001                                                 8.52
2002                                                 5.98
2003                                                 4.86
2004                                                 1.87
2005                                                 2.10
2006                                                 4.18




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q3 '01    3.25%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q2 '04   -1.62%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS (BEFORE TAXES).......................................   4.18      3.79      5.12
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................   2.70      2.26      3.13
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............   2.70      2.32      3.14
Citigroup Broad Investment-Grade Credit 1-3 Years Index(3)...............   4.88      4.12      5.61
Morningstar Short-Term Bond Category Average.............................   4.01      3.15      4.59



 (1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on November 1, 1993.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS (ESTIMATED)

                                                              INSTITUTIONAL
      FOR THE PERIOD ENDED OCTOBER 31, 2006                       CLASS
      ---------------------------------------------------------------------
      Management Fees.......................................       0.49%
      Other Expenses........................................       0.06
                                                                   ----
                        TOTAL ANNUAL FUND OPERATING EXPENSES       0.55%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                             NUMBER OF YEARS YOU OWN YOUR
                                        SHARES
      ----------------------------------------------------
                               1       3       5      10
      ----------------------------------------------------
      INSTITUTIONAL CLASS     $56    $176    $307    $689




 154       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



ULTRA SHORT BOND FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks to provide current income while seeking capital preservation.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in high quality, short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than 2.5 years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
- securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
- debt securities of U.S. issuers rated in the four highest grades by Standard & Poor's Rating Service ("S&P) or Moody's Investors Service, Inc. ("Moody's") or, if unrated, in the opinion of the PGI of comparable quality; and
- mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.

The Fund may invest up to 15% of its assets in below-investment grade fixed-income securities ("junk bonds") and may lend its portfolio securities to brokers, dealers, and other financial institutions. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

During the fiscal year ended October 31, 2006, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

                          48.07% in securities rated Aaa
                           9.97% in securities rated Aa
                           21.02% in securities rated A

                          15.32% in securities rated Baa
                           4.02% in securities rated Ba
                           1.57% in securities rated B

                          0.01% in securities rated Caa
                           0.01% in securities rated Ca
                           0.01% in securities rated C

The above percentages for Aaa, A, Baa and B rated securities include unrated securities in the amount of 0.19%, 0.02%, 0.02% and 0.01%, respectively, which have been determined by PGI to be of comparable quality.


Principal Investors Fund                           RISK/RETURN SUMMARY       155
www.principal.com



Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- High Yield Securities Risk
- U.S. Government Sponsored Securities Risk

- Derivatives Risk
- Portfolio Duration Risk
- U.S. Government Securities Risk
- Securities Lending Risk

- Prepayment Risk
- Active Trading Risk
- Underlying Fund Risk

Principal has been the Fund's Sub-Advisor since June 15, 2001.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2002                                                  4.15
2003                                                  3.11
2004                                                  2.50
2005                                                  3.77
2006                                                  5.19




  On July 29, 2004, the Fund converted to a money market fund. On May 27, 2005, the Fund converted to an ultra short term bond fund.

      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q3 '05   1.77%(2)
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q4 '04   0.40%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   5.19      3.74(2)     3.82(2)
       (AFTER TAXES ON DISTRIBUTIONS)(3).................................   3.42      2.43(2)     2.46(2)
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(3)..............   3.35      2.41(2)     2.45(2)
6-Month LIBOR Index(4)...................................................   5.20      2.66        2.78
Morningstar Ultrashort Bond Category Average.............................   4.69      2.55        2.73



 (1) Institutional Class shares were first sold on June 15, 2001.
 (2) During 2005, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
 (3) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (4) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


 156       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE YEAR ENDED OCTOBER 31, 2006                                            CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       0.40%
      Other Expenses(1)........................................................       0.01
                                                                                      ----
                                                  TOTAL FUND OPERATING EXPENSES       0.41%
      Expense Reimbursement(2).................................................       0.01
                                                                                      ----
                                                                   NET EXPENSES       0.40%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $41    $131    $230    $518




Principal Investors Fund                           RISK/RETURN SUMMARY       157
www.principal.com



BOND & MORTGAGE SECURITIES FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks to provide current income.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
- securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
- mortgage-backed securities representing an interest in a pool of mortgage loans;
- debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of PGI of comparable quality; and
- securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
- common and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
- securities rated less than the four highest grades of S&P or Moody's (i.e. less than investment grade (commonly known as "junk bonds")) but not lower than CCC- (S&P) or Caa (Moody's).

The Fund may also lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may actively trade securities in an attempt to achieve its investment objective.

During the fiscal year ended October 31, 2006, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

                          68.43% in securities rated Aaa
                           4.97% in securities rated Aa
                           8.90% in securities rated A

                          11.85% in securities rated Baa
                           3.08% in securities rated Ba
                           2.50% in securities rated B

                          0.25% in securities rated Caa
                           0.02% in securities rated Ca

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities
- Active Trading Risk
- Municipal Securities Risk
- U.S. Government Sponsored Securities Risk

- Prepayment Risk
- Derivatives Risk
- High Yield Securities Risk
- Securities Lending Risk

- U.S. Government Securities Risk
- Portfolio Duration Risk
- Underlying Fund Risk




 158       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                EACH YEAR(1)




2001                                                 7.32
2002                                                 9.27
2003                                                 4.04
2004                                                 4.75
2005                                                 2.48
2006                                                 4.51




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q3 '01    4.20%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q2 '04   -2.30%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   4.51      4.99        5.53
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................   2.75      3.40        3.78
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............   2.90      3.32        3.68
Lehman Brothers Aggregate Bond Index(3)..................................   4.33      5.06        5.62
Morningstar Intermediate-Term Bond Category Average......................   4.11      4.61        5.19



 (1) Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                              INSTITUTIONAL
      FOR THE YEAR ENDED OCTOBER 31, 2006                         CLASS
      ---------------------------------------------------------------------
      Management Fees.......................................       0.53%
                                                                   ----
                     TOTAL ANNUAL FUND OPERATING EXPENSES(1)       0.53%



 (1) Expense information has been restated to reflect current fees and to exclude interest expense paid on the borrowings through reverse repurchase agreements.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                             NUMBER OF YEARS YOU OWN YOUR
                                        SHARES
      ----------------------------------------------------
                               1       3       5      10
      ----------------------------------------------------
      INSTITUTIONAL CLASS     $54    $170    $296    $665




Principal Investors Fund                           RISK/RETURN SUMMARY       159
www.principal.com



GOVERNMENT & HIGH QUALITY BOND FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks to provide current income.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.




MAIN STRATEGIES AND RISKS
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its net assets, plus any borrowings for investment purposes) in securities that are AAA rated or issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by PGI to be of equivalent quality.

PGI seeks undervalued securities that represent good long-term investment opportunities. Securities may be sold when PGI believes they no longer represent good long-term value.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- U.S. Government Securities Risk
- U.S. Government Sponsored Securities Risk

- Derivatives Risk
- Active Trading Risk
- Securities Lending Risk

- Portfolio Duration Risk
- Prepayment Risk

PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                EACH YEAR(1)




2001                                                 7.03
2002                                                 8.77
2003                                                 1.70
2004                                                 3.55
2005                                                 2.16
2006                                                 4.19




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q3 '06    3.26%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q2 '04   -1.55%




 160       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                          1 YEAR   5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS...........................................   4.19      4.04        4.65
       (AFTER TAXES ON DISTRIBUTIONS)(2)......................   2.50      2.44        2.91
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)...   2.70      2.50        2.92
Lehman Brothers Government/Mortgage Index(3)..................   4.33      4.73        5.23
Morningstar Intermediate Government Category Average..........   3.44      3.90        4.40



 (1) Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes. For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE PERIOD ENDED OCTOBER 31, 2006                                          CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       0.40%
      Other Expenses(1)........................................................       0.01
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       0.41%
      Expense Reimbursement(2).................................................       0.01
                                                                                      ----
                                                                   NET EXPENSES       0.40%



 (1) Expense information has been restated to reflect current fees and to exclude interest expense paid on the borrowings through reverse repurchase agreements. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $51    $131    $229    $516




Principal Investors Fund                           RISK/RETURN SUMMARY       161
www.principal.com



HIGH QUALITY INTERMEDIATE-TERM BOND FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks to provide current income.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of greater than three and less than ten years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
- securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
- mortgage-backed securities representing an interest in a pool of mortgage loans;
- debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in PGI's opinion, of comparable quality; and
- securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
- common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
- securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or Baa3 (Moody's) (i.e. less than investment grade).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- U.S. Government Sponsored Securities Risk

- Derivatives Risk
- Active Trading Risk
- Securities Lending Risk

- Portfolio Duration Risk
- Prepayment Risk




 162       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



PGI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                EACH YEAR(1)




2001                                                 7.69
2002                                                 9.91
2003                                                 3.75
2004                                                 4.33
2005                                                 2.57
2006                                                 4.30




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q3 '02    4.68%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q2 '04   -2.22%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   4.30      4.94        5.55
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................   2.83      3.34        3.75
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............   2.80      3.29        3.68
Lehman Brothers Aggregate Bond Index(3)..................................   4.33      5.06        5.62
Morningstar Intermediate-Term Bond Category Average......................   4.11      4.61        5.19



 (1) Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Advisors Preferred Class shares. The Advisors Preferred Class shares were first sold on December 6, 2000.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


Principal Investors Fund                           RISK/RETURN SUMMARY       163
www.principal.com



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE PERIOD ENDED OCTOBER 31, 2006                                          CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       0.40%
      Other Expenses(1)........................................................       0.02
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       0.42%
      Expense Reimbursement(2).................................................       0.02
                                                                                      ----
                                                                   NET EXPENSES       0.40%



 (1) Expense information has been restated to reflect current fees and to exclude interest expense paid on the borrowings through reverse repurchase agreements. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $41    $133    $233    $528




 164       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



HIGH YIELD FUND
(effective 06/16/2008, this Fund will be known as High Yield Fund I)


SUB-ADVISOR(S):    J.P. Morgan Investment Management, Inc. ("J.P. Morgan"), and Lehman
                   Brothers Asset Management ("Lehman Brothers")

OBJECTIVE:         The Fund seeks high current income.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking asset class diversification by investing in a fixed-income mutual fund and who are willing to accept the risks associated with investing in "junk bonds."


MAIN STRATEGIES AND RISKS
Under normal market conditions, the Fund invests at least 80% of its assets in high yield, below investment grade quality debt and other income-producing securities including, corporate bonds, corporate loan participations and assignments, convertible securities, preferred securities, asset-backed securities, credit default swaps, and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. The "high yield" securities in which the Fund invests are commonly known as "junk bonds." These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. Loans of portfolio securities may not exceed 33 1/3% of the value of the Fund's total assets (including the value of all assets received as collateral for loan). In connection with such loans the Fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities.

The Fund primarily invests its assets in securities rated Bal or lower by Moody's Investor Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Rating Service ("S&P"). The Fund may also invest in unrated securities which the Manager believes to be of comparable quality. The Statement of Additional Information contains descriptions of the securities rating categories.

Sub-Advisor, Lehman Brothers, believes that superior high yield investment results can be achieved throughout all market cycles using a proactive investment process that incorporates experience and investment judgment supported by risk management techniques. Lehman Brothers believes that successful high yield investing is driven by strict discipline that seeks to avoid credit deterioration, select securities in which the spread is attractive on a relative value basis, and rotate across credit tiers and industry sectors.

During the fiscal year ended October 31, 2006, the average rating of the Fund's assets, based on market value at each month-end, were as follows (all rating are by Moody's):
                          0.00% in securities rated Aaa
                           0.00% in securities rated Aa
                           0.30% in securities rated A

                           0.41% in securities rated Baa
                          32.96% in securities rated Ba
                           57.04% in securities rated B

                          7.83% in securities rated Caa
                           1.23% in securities rated Ca
                           0.23% in securities rated C

Among the principal risks (defined in Appendix A) of investing in the Funds are:
- Fixed-Income
- High Yield Securities Risk
- U.S. Government Sponsored Securities Risk

- Derivatives Risk
- Municipal Securities Risk
- U.S. Government Securities Risk
- Securities Lending Risk

- Portfolio Duration Risk
- Prepayment Risk
- Underlying Fund Risk

Effective July 19, 2007, J.P. Morgan and Lehman Brothers became sub-advisors to the Fund.


Principal Investors Fund                           RISK/RETURN SUMMARY       165
www.principal.com



The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURN (%) AS OF 12/31
                  EACH YEAR




2005                                                 4.08
2006                                                 8.89




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                            Q4 '06    3.48%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                            Q1 '05   -0.40%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   LIFE OF FUND
------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................    8.89       6.44
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................    6.51       4.48
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............    5.78       4.35
Lehman Brothers High Yield Composite Bond Index(3).......................   11.85       7.19
Morningstar High Yield Bond Category.....................................   10.13       6.25



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2004).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


 166       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE PERIOD ENDED OCTOBER 31, 2006                                          CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       0.65%
      Other Expenses(1)........................................................       0.02
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       0.67%
      Expense Reimbursement(2).................................................       0.02
                                                                                      ----
                                                                   NET EXPENSES       0.65%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $66    $212    $371    $833




Principal Investors Fund                           RISK/RETURN SUMMARY       167
www.principal.com



HIGH YIELD FUND II
(effective 06/16/2008, this Fund will be known as High Yield Fund)


SUB-ADVISOR(S):    Edge Asset Management, Inc. ("Edge")

OBJECTIVE:         The Fund seeks to provide a relatively high level of current income.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds,"
                   foreign securities and emerging markets.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in high-yield, high-risk, below-investment grade fixed-income securities (sometimes called "junk bonds"), which may include foreign investments. The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed-income securities (including convertible securities and preferred stocks) rated lower than BBB by S&P or Fitch or rated lower than Baa by Moody's or of equivalent quality as determined by Edge. The remainder of the Fund's assets may be invested in any other securities Edge believes are consistent with the Fund's objective, including higher rated fixed-income securities, common stocks, real estate investment trusts and other equity securities. The Fund may also invest in securities of foreign issuers, including those located in developing or emerging countries, and engage in hedging strategies involving options.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- High Yield Securities Risk
- Equity Securities Risk
- Portfolio Duration Risk

- Derivatives Risk
- Foreign Securities Risk
- Small Company Risk
- Emerging Market Risk

- Underlying Fund Risk
- Real Estate Securities Risk
- Exchange Rate Risk
- Securities Lending Risk

Edge has provided investment advice to the Fund since the Fund's inception.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                EACH YEAR(1)




1999                                                 12.27
2000                                                 -1.20
2001                                                  3.66
2002                                                  4.02
2003                                                 28.39
2004                                                 11.92
2005                                                  6.94
2006                                                 14.71




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03   11.11%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q4 '00   -5.45%




 168       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                          1 YEAR   5 YEARS   LIFE OF FUND
-----------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS (BEFORE TAXES)............................   14.71    12.89         8.51
       (AFTER TAXES ON DISTRIBUTIONS)(2)......................   11.33     9.43         4.67
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)...    9.89     8.99         4.78
Citigroup US High Yield Market Capped Index(3)................   10.21      N/A        10.44
Morningstar High Yield Bond Category..........................   10.13     8.93         4.51



 (1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on April 8, 1998.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS (ESTIMATED).

                                                                                 INSTITUTIONAL
      FOR THE PERIOD ENDED OCTOBER 31, 2006                                          CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       0.53%
      Other Expenses...........................................................       0.04
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       0.57%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $58    $183    $318    $714




Principal Investors Fund                           RISK/RETURN SUMMARY       169
www.principal.com



INCOME FUND


SUB-ADVISOR(S):    Edge Asset Management, Inc. ("Edge")

OBJECTIVE:         The Fund seeks to provide a high level of current income consistent with preservation of capital.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds,"
                   foreign securities, and REIT securities.


MAIN STRATEGIES AND RISKS
Under normal circumstances, the Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment-grade fixed-income securities (sometimes called "junk bonds"). The Fund may also invest in convertible securities and REIT securities.

The Fund may also invest in securities denominated in foreign currencies and receive interest, dividends and sale proceeds in foreign currencies. The Fund may engage in foreign currency exchange transactions for hedging or non-hedging purposes and may purchase and sell currencies on a spot (i.e. cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date, and buy and sell foreign currency futures contracts. The Fund may enter into dollar roll transactions, which may involve leverage and purchase and sell interest rate futures and options.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. The Fund may use futures, options, swaps and derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- Exchange Rate Risk
- Prepayment Risk
- U.S. Government Sponsored Securities Risk

- Derivatives Risk
- Underlying Fund Risk
- High Yield Securities Risk
- Portfolio Duration Risk

- Real Estate Securities Risk
- Foreign Securities Risk
- U.S. Government Securities Risk
- Securities Lending Risk

Edge has provided investment advice to the Fund since the Fund's inception.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


 170       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                EACH YEAR(1)




1997                                                 10.49
1998                                                  7.36
1999                                                  0.41
2000                                                  9.61
2001                                                  8.42
2002                                                  8.65
2003                                                  9.35
2004                                                  5.53
2005                                                  2.05
2006                                                  5.42




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR
        CHART ABOVE:                                                  Q2 '03    4.71%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                        Q2 '04   -2.77%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   5 YEARS   LIFE OF FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS (BEFORE TAXES).......................................   5.42      6.17        6.68
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................   3.30      3.89        4.08
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............   3.48      3.91        4.10
Citigroup Broad Investment-Grade Bond Index(3)...........................   4.33      5.10        6.26
Morningstar Intermediate-Term Bond Category Average......................   4.11      4.61        5.51



 (1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on December 15, 1975.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS (ESTIMATED).

                                                              INSTITUTIONAL
      FOR THE PERIOD ENDED OCTOBER 31, 2006                       CLASS
      ---------------------------------------------------------------------
      Management Fees.......................................       0.50%
      Other Expenses........................................       0.02
                                                                   ----
                        TOTAL ANNUAL FUND OPERATING EXPENSES       0.52%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                             NUMBER OF YEARS YOU OWN YOUR
                                        SHARES
      ----------------------------------------------------
                               1       3       5      10
      ----------------------------------------------------
      INSTITUTIONAL CLASS     $53    $167    $291    $653




Principal Investors Fund                           RISK/RETURN SUMMARY       171
www.principal.com



INFLATION PROTECTION FUND


SUB-ADVISOR(S):    Principal Global Investors, LLC ("PGI")

OBJECTIVE:         The Fund seeks to provide current income and real (after-inflation) total returns.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.


MAIN STRATEGIES AND RISKS
Under normal circumstances, the Fund invests primarily in inflation protected debt securities. Inflation protected debt securities are designed to provide a "real rate of return" - a return after adjusting for the impact of inflation. Inflation - a rise in the general price level - erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 5%. The investment's inflation adjustment is based on a designated inflation index (such as the Consumer Price Index for Urban Consumers) and typically is applied monthly to the principal of the security. The fixed coupon rate of the security is based on the adjusted principal so that as inflation increases, both the principal value and the interest payments increase. Because this inflation adjustment feature is designed to mitigate a major risk, inflation protected debt securities typically have lower nominal yields than conventional fixed-rate debt securities.

The Fund may invest in:
- inflation protected debt securities issued by the U.S. Treasury and U.S. Government sponsored entities as well as inflation protected debt securities issued by corporations;
- inflation protected debt securities issued by foreign governments and corporations that are linked to a non-U.S. inflation rate;
- floating rate notes;
- adjustable rate mortgages;
- derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities; and
- commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.

The Fund may invest up to 15% of assets in high yield securities ("junk bonds") but not in securities rated lower than CCC- or Caa3 by S&P or Moody's or, if unrated, determined by PGI to be of comparable quality.

The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may also lend its portfolio securities to brokers, dealers and other financial institutions.

PGI may, but is not required to, use derivative instruments ("derivatives") for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.


 172       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



During the fiscal year ended October 31, 2006, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

88.50% in securities rated Aaa
 0.65% in securities rated Aa
 1.48% in securities rated A


3.79% in securities rated Baa
4.07% in securities rated Ba
1.45% in securities rated B


0.01% in securities rated Caa
0.03% in securities rated Ca
0.02% in securities rated C

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- High Yield Securities Risk
- Underlying Fund Risk
- U.S. Government Sponsored Securities Risk

- Foreign Securities Risk
- Derivatives Risk
- Portfolio Duration Risk
- Securities Lending Risk

- Exchange Rate Risk
- Prepayment Risk
- U.S. Government Securities Risk

Principal has been the Fund's Sub-Advisor since December 29, 2004.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR





2005                                                 2.43
2006                                                 0.43




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q3 '06    3.40%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q1 '06   -2.11%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   LIFE OF FUND
------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................    0.43       1.57
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................   -0.92       0.01
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............    0.28       0.45
Lehman Brothers US Treasury TIPS Index(3)................................    0.41       1.66
Morningstar Inflation-Protected Bond Category Average....................    0.09       1.04



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2004).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


Principal Investors Fund                           RISK/RETURN SUMMARY       173
www.principal.com



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE PERIOD ENDED OCTOBER 31, 2006                                          CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       0.40%
      Other Expenses(1)........................................................       0.02
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       0.42%
      Expense Reimbursement(2).................................................       0.02
                                                                                      ----
                                                                   NET EXPENSES       0.40%



 (1) Expense information has been restated to reflect current fees and to exclude interest expense paid on the borrowings through reverse repurchase agreements. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $41    $133    $233    $528




 174       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



MORTGAGE SECURITIES FUND


SUB-ADVISOR(S):    Edge Asset Management, Inc. ("Edge")

OBJECTIVE:         The Fund seeks to provide a high level of current income consistent with safety and liquidity.

INVESTOR PROFILE:  The Fund may be appropriate for investors seeking diversification by investing in a fixed-income mutual fund.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in mortgage-backed securities, including collateralized mortgage obligations. The Fund may also invest in dollar rolls, which may involve leverage.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements. The Fund may also invest in U.S. government securities. Certain issuers of U.S. government securities are sponsored or chartered by Congress but their securities are neither issued or guaranteed by the U.S. Treasury.

The Fund invests in mortgage securities which represent good longer term value, taking into account potential returns, prepayment and credit risk as well as deal-structure where appropriate. The Fund also invests in Treasury and Agency securities primarily for duration and liquidity management purposes.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- Portfolio Duration Risk
- U.S. Government Sponsored Securities Risk

- Derivatives Risk
- U.S. Government Securities Risk
- Credit and Counterparty Risk

- Prepayment Risk
- Underlying Fund Risk
- Securities Lending Risk

Edge has provided investment advice to the Fund since the Fund's inception.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                EACH YEAR(1)




1997                                                  9.90
1998                                                  7.51
1999                                                  0.31
2000                                                 10.69
2001                                                  7.48
2002                                                  8.87
2003                                                  2.21
2004                                                  3.95
2005                                                  2.31
2006                                                  4.67




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q3 '01    4.31%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                          Q1 '97   -1.10%




Principal Investors Fund                           RISK/RETURN SUMMARY       175
www.principal.com



 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                            1 YEAR   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS (BEFORE TAXES)..............................   4.67      4.37      5.73
       (AFTER TAXES ON DISTRIBUTIONS)(2)........................   2.88      2.54      3.56
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2).....   3.00      2.64      3.56
Citigroup Mortgage Index(3).....................................   5.17      4.90      6.18
Morningstar Intermediate Government Category Average............   3.44      3.90      5.16



 (1) The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 4, 1984.
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses, or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".

 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS (ESTIMATED).


                                                                                 INSTITUTIONAL
      FOR THE PERIOD ENDED OCTOBER 31, 2006                                          CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       0.50%
      Other Expenses...........................................................       0.02
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       0.52%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $53    $167    $291    $653




 176       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



PREFERRED SECURITIES


SUB-ADVISOR(S):    Spectrum Asset Management, Inc. ("Spectrum")

OBJECTIVE:         The Fund seeks to provide current income.

INVESTOR PROFILE:  The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.


MAIN STRATEGIES AND RISKS
The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries. The rest of the Fund's assets may be invested in common stocks, debt securities, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.

Spectrum seeks to build a portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.

The Fund is considered non-diversified and can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

- Fixed-Income Securities Risk
- Non-Diversification Risk
- U.S. Government Sponsored Securities Risk

- Derivatives Risk
- Equity Securities Risk
- U.S. Government Securities Risk
- Securities Lending Risk

- Sector Risk
- Real Estate Securities Risk
- Underlying Fund Risk




Principal Investors Fund                           RISK/RETURN SUMMARY       177
www.principal.com



Spectrum has been the Fund's Sub-Advisor since May 1, 2002.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31
                  EACH YEAR




2003                                                 10.72
2004                                                  4.36
2005                                                  1.62
2006                                                  6.94




      HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q2 '03    5.55%
      LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART
        ABOVE:                                                              Q2 '04   -5.26%


 AVERAGE ANNUAL TOTAL RETURNS (%)(1)

FOR THE PERIOD ENDED DECEMBER 31, 2006                                     1 YEAR   LIFE OF FUND
------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS......................................................   6.94        6.09
       (AFTER TAXES ON DISTRIBUTIONS)(2).................................   5.25        4.55
       (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)(2)..............   4.76        4.35
Merrill Lynch Hybrid Preferred Securities Index(3).......................   7.67        6.63
Morningstar Intermediate-Term Bond Category Average......................   4.11        4.12



 (1) Lifetime results are measured from the date the Institutional Class shares were first sold (May 1, 2002).
 (2) After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 (3) Index performance does not reflect deductions for fees, expenses or taxes.

 For further information about the Fund's performance, see "Risk/Return Summary-Investment Results".


 178       RISK/RETURN SUMMARY                          Principal Investors Fund
                                                                  1-800-222-5852



 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                                                 INSTITUTIONAL
      FOR THE YEAR ENDED OCTOBER 31, 2006                                            CLASS
      ----------------------------------------------------------------------------------------
      Management Fees..........................................................       0.75%
      Other Expenses(1)........................................................       0.01
                                                                                      ----
                                           TOTAL ANNUAL FUND OPERATING EXPENSES       0.76%
      Expense Reimbursement(2).................................................       0.01
                                                                                      ----
                                                                   NET EXPENSES       0.75%



 (1) Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective January 1, 2007.
 (2) Principal has contractually agreed to pay, through February 28, 2008, certain operating expenses of the Fund. These expenses include taxes, interest, (excluding interest the Fund incurs in connection with an investment it makes), independent auditor fees, legal fees, custodian fees, fees and expenses of directors who are not "interested persons" of the Fund, as defined by the Investment Company Act of 1940, the cost of the Fund's line of credit, premiums for the fidelity bond and for the directors and officers/error and omissions policy, trade association dues, and securities lending fees (excluding rebates paid to broker borrowers or the portion of gross securities lending revenue that is retained by the lending agent).

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               NUMBER OF YEARS YOU OWN YOUR
                                                                          SHARES
      --------------------------------------------------------------------------------------
                                                                 1       3       5      10
      --------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                       $77    $242    $421    $941




Principal Investors Fund                           RISK/RETURN SUMMARY       179
www.principal.com



THE COSTS OF INVESTING

FEES AND EXPENSES OF THE FUNDS

The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions.

In addition to the ongoing fees listed below, the Institutional Class of the Funds may pay a portion of investment related expenses (e.g., interest on reverse repurchase agreements) that are allocated to all classes of the Funds.

ONGOING FEES
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund, as a shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each Principal LifeTime Fund is net of the underlying funds' management fee.

Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
- Management Fee - Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Fund.
- Other Expenses - A portion of expenses that are allocated to all classes of the Fund.

Princor is the Fund's principal underwriter for Institutional Class shares. It may, from time-to-time, at its expense, pay a bonus or other consideration or incentive to dealers who have sold or may sell significant amounts of shares. Any such bonus or incentive program will not change the price paid by investors for the purchase of the Funds' shares or the amount that any particular Fund receives as the proceeds from such sales. In addition, Princor or its affiliates may provide financial support to dealers that sell shares of the Funds. This support is based primarily on the amount of sales of fund shares and/or total assets in the Funds. The amount of support may be affected by total sales; net sales; levels of redemptions; the dealers' support of, and participation in, Princor's marketing programs and the extent of a dealer's marketing programs relating to the Funds. Financial support to dealers may be made from payments from Princor's resources and from its retention of underwriting concessions.


 180       THE COSTS OF INVESTING                       Principal Investors Fund
                                                                  1-800-222-5852



CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the Principal LifeTime Funds invest. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

SECURITIES AND INVESTMENT PRACTICES

MARKET VOLATILITY. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

INTEREST RATE CHANGES. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

CREDIT RISK. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

REPURCHASE AGREEMENTS AND LOANED SECURITIES
Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized, and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.

REVERSE REPURCHASE AGREEMENTS
A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and

Principal Investors Fund   CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS   181
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appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the repurchase agreement minimizes this effect.

CURRENCY CONTRACTS
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

FORWARD COMMITMENTS
Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS
Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

HIGH YIELD SECURITIES
The Bond & Mortgage Securities, High Yield, Inflation Protection, Short-Term Bond, and Ultra Short Bond Funds may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


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The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.

INITIAL PUBLIC OFFERINGS ("IPOS")
Certain of the Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

DERIVATIVES
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.

Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
- the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
- the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
- the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
- the possibility that the counterparty may fail to perform its obligations.


Principal Investors Fund   CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS   183
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EXCHANGE TRADED FUNDS (ETFS)
These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The Funds could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs.

CONVERTIBLE SECURITIES
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

FOREIGN INVESTING
As a principal investment strategy, the Diversified International, International Emerging Markets, International Growth, Partners Global Equity and Partners International Funds may invest Fund assets in securities of foreign companies. The other Funds (except Government & High Quality Bond Fund) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
- companies with their principal place of business or principal office outside the U.S.;
- companies for which the principal securities trading market is outside the U.S.; and
- companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund.

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Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
- increased social, political, and economic instability;
- a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
- lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
- foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
- relatively new capital market structure or market-oriented economy;
- the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
- restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
- possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

SMALL AND MEDIUM CAPITALIZATION COMPANIES
The Funds (except the Government & High Quality Bond Fund) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, Disciplined LargeCap Blend, High Quality Intermediate-Term Bond, High Yield, Inflation Protection, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, Partners LargeCap Blend, Money Market, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners LargeCap Value II, Preferred Securities, Real Estate Securities, Short-Term Bond, and Ultra Short Bond Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The international funds invest in the securities of foreign corporations without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in

Principal Investors Fund   CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS   185
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larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

TEMPORARY DEFENSIVE MEASURES
From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

FUND OF FUNDS
The performance and risks of each Principal LifeTime Fund and Strategic Asset Management ("SAM") Portfolio directly corresponds to the performance and risks of the underlying funds in which the Fund or Portfolio invests. By investing in many underlying funds, the Principal LifeTime Funds and the SAM Portfolios have partial exposure to the risks of many different areas of the market. The more a Principal LifeTime Fund or SAM Portfolio allocates to stock funds, the greater the expected risk.

Each Principal LifeTime Fund and SAM Portfolio indirectly bears its pro-rata share of the expenses of the Underlying Funds in which it invests, as well as directly incurring expenses. Therefore, investment in a Principal LifeTime Fund or SAM Portfolio is more costly than investing directly in shares of the Underlying Funds. If you are considering investing in a Principal LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

The risks associated with investing in an Underlying Fund of a fund of funds are discussed in Appendix A under Underlying Fund Risk.

PORTFOLIO TURNOVER
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.


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Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.

MANAGEMENT OF THE FUNDS

THE MANAGER
Principal Management Corporation ("Principal") serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to provide asset allocation services to the Funds. The portfolio managers appointed by Principal for each Principal LifeTime Fund are James Fennessey, Michael P. Finnegan, and Randy L. Welch. The portfolio manager appointed by PGI for each Principal LifeTime Fund is Dirk Laschanzky. Messrs. Fennessey, Finnegan, Welch, and Laschanzky share day-to-day management of the Principal LifeTime Funds according to their respective responsibilities which are described as follows. On behalf of PGI, Mr. Laschanzky develops, implements, and monitors the Fund's strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Mr. Laschanzky sets, operating as a team, sharing authority and responsibility for research with no limitation on the authority of one portfolio manager in relation to another.

JAMES FENNESSEY, CFA. Mr. Fennessey is Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program. He is responsible for preparing periodic evaluation reports including both qualitative and quantitative analysis. He participates in the manager selection process and portfolio reviews. Mr. Fennessey joined the Principal Financial Group in 2000. He graduated from Truman State University with a BS in Business Administration, with an emphasis in Finance, and a minor in Economics. He has earned the right to use the Chartered Financial Analyst designation.

MICHAEL P. FINNEGAN, CFA. Mr. Finnegan is a Senior Vice President of Principal and serves as the firm's Chief Investment Officer. Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal's investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates' consulting division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts. He received an M.A. in Finance from the University of Iowa and a B.B.A. in Finance from Iowa State University.

RANDY L. WELCH. Mr. Welch is a Vice President of Principal. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned his undergraduate degree from Grand View College and an MBA from Drake University.


Principal Investors Fund                       MANAGEMENT OF THE FUNDS       187
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THE SUB-ADVISORS
Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services for a specific Fund. For these services, the Sub-Advisor is paid a fee by Principal. Information regarding the Sub-Advisors and individual portfolio managers is set forth below. The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in each of the Funds.
              -----------------------------------------------------


SUB-ADVISOR:  AllianceBernstein L.P. ("AllianceBernstein"). AllianceBernstein is located at 1345 Avenue of the Americas, New York, NY 10105.


The portfolio managers listed below for the Partners SmallCap Growth Fund I operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

The management of and investment decisions for the Fund's portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for making recommendations for the Fund's portfolio. The members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Fund's portfolio are: Marilyn Fedak, John Mahedy, John Phillips and Chris Marx.

                                             DAY-TO-DAY
          FUND                               FUND MANAGEMENT
          ----                               ---------------
          Partners LargeCap Value            Marilyn G. Fedak
                                             John Mahedy
                                             Chris Marx
                                             John D. Phillips, Jr.
          Partners SmallCap Growth I         Bruce K. Aronow
                                             Michael W. Doherty
                                             N. Kumar Kirpalani
                                             Samantha S. Lau
                                             James Russo
                                             Wen-tse Tseng


BRUCE K. ARONOW, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Mr. Aronow is team leader of the Small Cap Growth equity portfolio management team. Prior to joining AllianceBernstein in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors since early 1997 at INVESCO (NY) (formerly Chancellor Capital Management). He joined Chancellor in 1994. Previously, Mr. Aronow was a Senior Associate with Kidder, Peabody & Company. Mr. Aronow holds a BA from Colgate University. Mr. Aronow is a member of both the New York Society of Security Analysts and the Association of Investment Management & Research. He is a Chartered Financial Analyst.

MICHAEL W. DOHERTY. Assistant Vice President, Quantitative Analyst. Mr. Doherty is responsible for maintaining and updating the quantitative models used by the small cap group. He also provides research assistance across all industries and portfolio administration. Prior to joining AllianceBernstein in 1999, Mr. Doherty worked as a small cap research assistant and portfolio administrator for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Doherty began his career at Citicorp Investment Management in 1983 as a research assistant. He is currently attending Mount Saint Mary's College working toward a BA in Business Administration.



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                                                                  1-800-222-5852



MARILYN G. FEDAK, CFA. Ms. Fedak joined AllianceBernstein in 1984 as a senior portfolio manager. An Executive Vice President of AllianceBernstein since 2000, she is Head of Global Value Equities and chair of the US Large Cap Value Equity Investment Policy Group. Ms. Fedak serves on AllianceBernstein's Management Executive Committee and is also a Director of SCB Inc. She earned a BA from Smith College and an MBA from Harvard University. She has also earned the right to use the Chartered Financial Analyst designation.

N. KUMAR KIRPALANI, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Prior to joining AllianceBernstein in 1999, Mr. Kirpalani was responsible for research and portfolio management of small cap industrial, financial and energy sectors for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Kirpalani joined Chancellor in 1993. Previously, Mr. Kirpalani served as Vice President of Investment Research at Scudder, Stevens & Clark. Mr. Kirpalani received a BTech from the Indian Institute of Technology and an MBA from the University of Chicago. Mr. Kirpalani is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. He is a Chartered Financial Analyst and has 22 years of investment experience.

SAMANTHA S. LAU, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Prior to joining AllianceBernstein in 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). She joined Chancellor LGT in 1997. Previously Ms. Lau worked for three years in the investment research department of Goldman Sachs. Ms. Lau has a BS, magna cum laude, in Finance and Accounting from the Wharton School of the University of Pennsylvania. She is a Chartered Financial Analyst.

MARILYN G. FEDAK, CFA. Ms. Fedak joined AllianceBernstein in 1984 as a senior portfolio manager. An Executive Vice President of AllianceBernstein since 2000, she is Head of Global Value Equities and chair of the US Large Cap Value Equity Investment Policy Group. Ms. Fedak serves on AllianceBernstein's Management Executive Committee and is also a Director of SCB Inc. She earned a BA from Smith College and an MBA from Harvard University. She has also earned the right to use the Chartered Financial Analyst designation.

JOHN MAHEDY, CPA. Mr. Mahedy was named Co-CIO-US Value equities in 2003. He continues to serve as director of research-US Value Equities, a position he has held since 2001. Previously, Mr. Mahedy was a senior research analyst at AllianceBernstein's institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001. He earned a BS and an MBA from New York University.

CHRISTOPHER W. MARX. Mr. Marx joined AllianceBernstein in 1997 as a research analyst. He covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. Mr. Marx earned an AB in Economics from Harvard, and an MBA from the Stanford Graduate School of Business.

JOHN D. PHILLIPS, JR., CFA. Mr. Phillips joined AllianceBernstein in 1994 and is a senior portfolio manager and member of the US Value Equities Investment Policy Group. He is also chairman of AllianceBernstein's Proxy Voting Committee. Mr. Phillips earned a BA from Hamilton College and an MBA from Harvard University. He has also earned the right to use the Chartered Financial Analyst designation.

JAMES RUSSO, CFA. Mr. Russo is Vice President and Senior Portfolio Manager. Mr. Russo joined AllianceBernstein in 2006 to work on the Small and SMID Cap Growth team. Prior to joining the firm, Mr. Russo spent 12 years at JPMorgan, a financial services firm, where he held positions as an analyst and portfolio manager in US Equity for nine years and in the Private Bank's Third Party Program for three years, most recently as Director of Manager Research. Mr. Russo holds a BBA in Finance from Hofstra University, an MBA from NYU's Stern School of Business. Mr. Russo has earned the right to use the Chartered Financial Analyst designation.

WEN-TSE TSENG. Mr. Tseng, Vice President and Portfolio Analyst/Manager, joined Alliance Bernstein in 2006 and is responsible for research and portfolio management for the US Small/SMD Cap Growth healthcare sector. Prior to joining the firm, he spent four years as the healthcare portfolio manager for the small-cap growth team at William D. Witter (the same team had previously managed assets for Weiss, Peck & Greer). Prior to that, Mr. Tseng was a senior healthcare analyst at JP Morgan Flemming Asset Management for a year and a half. Mr. Tseng holds a BS from National Taiwan University, an MS in Molecular Genetics and Microbiology from Robert Wood Johnson Medical School-University of Medicine and Dentistry of New Jersey, and an MBA from Graziadio School of Business and Management at Pepperdine University, Location: New York.


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              -----------------------------------------------------


SUB-ADVISOR:  American Century Investment Management, Inc. ("American Century") was
              founded in 1958. Its office is located in the American Century Tower at 4500
              Main Street, Kansas City, MO 64111.


The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                             DAY-TO-DAY
          FUND                               FUND MANAGEMENT
          ----                               ---------------
          Partners LargeCap Growth II        Prescott LeGard
                                             Gregory Woodhams
          Partners LargeCap Value II         Brendan Healy
                                             Charles A. Ritter


BRENDAN HEALY, CFA. Mr. Healy, Vice President and Portfolio Manager, has been a member of the team that manages Large Cap Value since he joined American Century in April 2000 and has been a Portfolio Manager since February 2004. Before joining American Century, he spent six years with USAA Investment Management Company as an Equity Analyst. He has a Bachelor's degree in Mechanical Engineering from the University of Arizona and an MBA from the University of Texas-Austin. He has earned the right to use the Chartered Financial Analyst designation.

E.A. PRESCOTT LEGARD, CFA. Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.

CHARLES A. RITTER, CFA. Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Large Cap Value since July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for the company. He has a Bachelor's degree in Mathematics and a Master's degree in Economics from Carnegie Mellon University as well as an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.

GREGORY J. WOODHAMS, CFA. Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's degree in Economics from Rice University and a Master's degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.
              -----------------------------------------------------


SUB-ADVISOR:  Ark Asset Management Co., Inc. ("Ark Asset") is an independent, 100%
              employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004.


The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.


 190       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
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
                                             DAY-TO-DAY
          FUND                               FUND MANAGEMENT
          ----                               ---------------
          Partners SmallCap Value            Coleman M. Brandt
                                             William G. Charcalis


COLEMAN M. BRANDT. Vice Chairman, Senior Portfolio Manager, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He earned an MBA from the Harvard Graduate School of Business Administration and a BS from the Philadelphia Textile Institute.

WILLIAM G. CHARCALIS. Managing Director, Senior Portfolio Manager, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was a Portfolio Manager at the IBM Retirement Funds. He earned a BS from the University of Southern California.
              -----------------------------------------------------


SUB-ADVISOR:  Barrow, Hanley, Mewhinney & Strauss ("BHMS") is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly owned subsidiary of Old Mutual Asset
              Managers (US) LLC, which is a wholly owned subsidiary of Old Mutual plc.
              BHMS's address is 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.



                                             DAY-TO-DAY
          FUND                               FUND MANAGEMENT
          ----                               ---------------
          MidCap Value                       James P. Barrow
                                             Mark Giambrone


The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

JAMES P. BARROW. During Mr. Barrow's investment career, he has worked as a securities analyst and portfolio manager for several major institutions including Citizens & Southern Bank of South Carolina, Atlantic Richfield and Reliance Insurance. In 1973 joined Republic National Bank of Dallas as a portfolio manager, where he worked with Tim Hanley and John Strauss. He later was placed in charge of the Employee Benefit Portfolio Group and was a member of the Trust Investment Committee until the founding of BHMS in 1979. Mr. Barrow is the lead portfolio manager for the Vanguard Windsor II and Selected Value Funds. He earned a BS from the University of South Carolina.

MARK GIAMBRONE, CPA. Mr. Giambrone joined BHMS in December 1998 and became a principal in 2000. Prior to joining BHMS, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates. During his career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal. Mr. Giambrone is a member of the American Institute of Certified Public Accountants. He graduated summa cum laude from Indiana University with a BS in Accounting, and earned an MBA from the University of Chicago.
              -----------------------------------------------------


SUB-ADVISOR:  Columbus Circle Investors ("CCI") is an affiliate of PGI and a member of the
              Principal Financial Group. CCI was founded in 1975. Its address is Metro
              Center, One Station Place, Stamford, CT 06902.


The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


Principal Investors Fund                       MANAGEMENT OF THE FUNDS       191
www.principal.com



                                             DAY-TO-DAY
          FUND                               FUND MANAGEMENT
          ----                               ---------------
          LargeCap Growth                    Anthony Rizza
          MidCap Growth                      Clifford G. Fox
          Partners SmallCap Growth III       Clifford G. Fox


CLIFFORD G. FOX, CFA. Mr. Fox, portfolio manager, joined CCI in 1992. He received an MBA from the Stern School of Business, New York University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

ANTHONY RIZZA, CFA. Mr. Rizza, portfolio manager, joined CCI in 1991. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.
              -----------------------------------------------------


SUB-ADVISOR:  Dimensional Fund Advisors LP ("Dimensional"), located at 1299 Ocean Avenue,
              Santa Monica, CA 90401, is a registered investment advisor.


Dimensional uses a team approach in managing the Partners SmallCap Value Fund
II. The investment team includes the Investment Committee of Dimensional, portfolio managers and all other trading personnel.

The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. As of the date of this Prospectus the Investment Committee has seven members. Investment decisions for the Portfolio are made by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and review all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. Robert
T. Deere coordinates the efforts of all other portfolio managers and trading personnel with respect to domestic equity portfolios. For this reason, Dimensional has identified Mr. Deere as primarily responsible for coordinating the day-to-day management of the Fund.

Mr. Deere is a Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Deere received his MBA from the University of California at Los Angeles in 1991. He also holds a B.S. and a B.A. from the University of California at San Diego. Mr. Deere joined Dimensional in 1991 and has been responsible for the domestic equity portfolios since 1994.

The statement of additional information provides information about Mr. Deere's compensation, other accounts managed by Mr. Deere, and Mr. Deere's ownership of Fund shares.
              -----------------------------------------------------


SUB-ADVISOR:  Edge Asset Management, Inc. ("Edge") is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944. Its address is 601 Union Street, Suite
              2200, Seattle, WA 98101-1377.




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                                                                  1-800-222-5852



                                             DAY-TO-DAY
          FUND                               FUND MANAGEMENT
          ----                               ---------------
          Equity Income I                    Joseph T. Suty
          High Yield II                      Gary J. Pokrzywinski
          Income                             John R. Friedl
                                             Gary J. Pokrzywinski
          MidCap Stock                       Daniel R. Coleman
          Mortgage Securities Fund           Craig V. Sosey
          Short-Term Income                  Craig V. Sosey
          Strategic Asset Management         Randall L. Yoakum
            Portfolios
            Balanced Portfolio               Michael D. Meighan
            Conservative Balanced Portfolio
            Conservative Growth Portfolio
            Flexible Income Portfolio
            Strategic Growth Portfolio
          West Coast Equity                  Philip M. Foreman


PHILIP M. FOREMAN, CFA. Mr. Foreman, Portfolio Manager of Edge, has been responsible for the day-to-day management of the predecessor West Coast Equity Fund since 2002. Mr. Foreman has been employed by Edge since January of 2002. Prior to that, Mr. Foreman was Senior Vice President and Equity Mutual Fund Manager at Evergreen Asset Management Co. from 1999 until 2002, and Vice President and Senior Portfolio Manager at Edge from 1991 until 1999.

JOHN R. FRIEDL, CFA. Mr. Friedl, Portfolio Manager, has been co-manager of the predecessor Income Fund with Gary J. Pokrzywinski since March 2005. He has been employed as an investment professional at Edge since August 1998. He is responsible for the day-to-day management of the Fund.

MICHAEL D. MEIGHAN, CFA. Mr. Meighan, Portfolio Manager-Asset Allocation of Edge, was responsible for co-managing the predecessor SAM Portfolios with Mr. Yoakum (see below) beginning March 2003. Mr. Meighan joined Edge in 1999. Between 1993 and 1999, he was employed with Mr. Yoakum at D.A. Davidson & Co. as a Portfolio Manager and Senior Analyst for its asset allocation product.

GARY J. POKRZYWINSKI, CFA. Mr. Pokrzywinski, Chief Investment Officer of Edge. Since March 2005, he has been responsible for co-managing the predecessor Income Fund with John Friedl. As co-manager, Mr. Pokrzywinski contributes to the establishment of the philosophy and long term structure of the Fund. Between 1992 and March 2005 he had primary responsibility for the day-to-day management of the Income Fund. Mr. Pokrzywinski has been employed by Edge since July 1992.

CRAIG V. SOSEY. Mr. Sosey, Portfolio Manager of Edge, has had primary responsibility for the day-to-day management of the predecessor Short Term Income and predecessor U.S. Government Securities Funds since January 2000 and November 1998, respectively. He has been employed by Edge since May 1998. Prior to that, he was the Assistant Treasurer of California Federal Bank, where he worked for over eight years.

JOSEPH T. SUTY, CFA. Mr. Suty, Portfolio Manager of Edge, has been responsible for the day-to-day management of the predecessor Equity Income Fund since October 2005. Prior to joining Edge in September 2005, Mr. Suty managed personal and foundation portfolios from January 2005 until August 2005. From December 1991 until December 2004, Mr. Suty was a portfolio manager of large-cap value stocks at Washington Capital Management, Inc., where he was a principal and director of the firm.

RANDALL L. YOAKUM, CFA. Mr. Yoakum, Chief Investment Strategist and Head of Asset Allocation of Edge, led a team of investment professionals in managing the predecessor SAM Portfolios beginning January 1999. Between 1997 and

Principal Investors Fund                       MANAGEMENT OF THE FUNDS       193
www.principal.com



1999, Mr. Yoakum was Chief Investment Officer for D.A. Davidson & Co. Between 1994 and 1997, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen's Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors) for eight years.
              -----------------------------------------------------


SUB-ADVISOR:  Emerald Advisers, Inc. ("Emerald") is a wholly owned subsidiary of Emerald
              Asset Management. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101,
              Lancaster, PA 17601.


The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                             DAY-TO-DAY
          FUND                               FUND MANAGEMENT
          ----                               ---------------
          Partners SmallCap Growth II        Joseph W. Garner
                                             Kenneth G. Mertz II
                                             Stacey L. Sears


The portfolio management and strategy team have long tenures at Emerald, with Ms. Sears joining Emerald in 1991, Mr. Mertz in 1992 and Mr. Garner in 1994.

JOSEPH W. GARNER. Mr. Garner joined Emerald in 1994 and serves as Director of Emerald Research and Portfolio Manager. Prior to joining Emerald, Mr. Garner was the Program Manager of the Pennsylvania Economic Development Financing Authority (PEDFA); an Economic Development Analyst with the PA Department of Commerce's Office of Technology Development; and an Industry Research Analyst with the Pittsburgh High Technology Council. Mr. Garner earned an MBA from the Katz Graduate School of Business, University of Pittsburgh, and graduated magna cum laude with a BA in Economics from Millersville University.

KENNETH G. MERTZ II, CFA. Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc. Formerly he served as Past Trustee, Vice President of the Emerald Mutual Funds (1992-2005) and Chief Investment Officer of the Pennsylvania State Employees' Retirement System (1985-1992). He earned a BA in Economics from Millersville University.

Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz, Ms. Sears and Mr. Garner work as a team developing strategy.

STACEY L. SEARS. Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. She is co-manager of the Forward Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears earned a BS in Business Administration from Millersville University and an MBA from Villanova University.


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                                                                  1-800-222-5852



              -----------------------------------------------------


SUB-ADVISOR:  Essex Investment Management Company, LLC ("Essex") is a Boston-based management firm which specializes in growth equity investments. Essex manages portfolios for corporations, endowments, foundations, municipalities, public funds, Taft-Hartley accounts, and private clients.
              Essex offers a range of growth equity strategies and employs proprietary fundamental research combined with active portfolio management. Its address is 125 High Street, 29th Floor, Boston, MA 02110.


The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                             DAY-TO-DAY
          FUND                               FUND MANAGEMENT
          ----                               ---------------
          Partners SmallCap Growth Fund II   Nancy B. Prial


NANCY B. PRIAL, CFA. Ms. Prial is a Portfolio Manager and Senior Principal on the Essex Small-Micro Cap Growth and Small-Mid Cap Growth strategies. Prior to joining the firm, she spent six years at The Burridge Group, LLC as Vice President and Chief Investment Officer and four years at the Twentieth Century Division of American Century Investors. She began her investment career in 1984 at Frontier Capital Management as a fundamental analyst and portfolio manager. Ms. Prial graduated from Bucknell University with a BS in Electrical Engineering and a BA in Mathematics. She also earned an MBA from Harvard Business School. Ms. Prial has earned the right to use the Chartered Financial Analyst designation.
              -----------------------------------------------------


SUB-ADVISOR:  Goldman Sachs Asset Management, L.P. ("GSAM") has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman,
              Sachs & Co. ("Goldman Sachs"). GSAM's principal office is located at 32 Old
              Slip, New York, NY 10005.


The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                             DAY-TO-DAY
          FUND                               FUND MANAGEMENT
          ----                               ---------------
          Partners LargeCap Blend I          Melissa R. Brown
                                             Robert C. Jones
          Partners MidCap Value I            Dolores Bamford
                                             David L. Berdon
                                             Andrew Braun
                                             Scott Carroll
                                             Sally Pope Davis
                                             Kelly Flynn
                                             Sean Gallagher
                                             Lisa Parisi
                                             Edward Perkin
                                             Eileen Rominger


DOLORES BAMFORD. Ms. Bamford is a Managing Director and Portfolio Manager at GSAM. She joined GSAM as a portfolio manager for the Value team in April 2002. Prior to that, Ms. Bamford was a portfolio manager at Putnam Investments for various products since 1991.


Principal Investors Fund                       MANAGEMENT OF THE FUNDS       195
www.principal.com



DAVID L. BERDON. Mr. Berdon is a Vice President and Portfolio Manager at GSAM. Mr. Berdon joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002. From September 1999 to March 2001, he was a Vice President for Business Development and Strategic Alliances at Soliloquy Inc. From September 1997 to September 1999, he was a principal consultant at Diamond Technology Partners.

ANDREW BRAUN. Mr. Braun is a Managing Director and Portfolio Manager at GSAM. Mr. Braun joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team. He became a portfolio manager in May 2001.

MELISSA R. BROWN, CFA. Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity ("GQE") group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined GSAM as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.

SCOTT CARROLL, CFA. Mr. Carroll is a Vice President and Portfolio Manager at GSAM. Mr. Carroll joined GSAM as a portfolio manager for the Value team in May 2002. From 1996 to 2002, he worked at Van Kampen Funds where he had portfolio management and analyst responsibilities for Growth and Income and Equity Income funds. He has earned the right to use the Chartered Financial Analyst designation.

SALLY POPE DAVIS. Ms. Pope Davis is a Vice President and Portfolio Manager at GSAM. She joined GSAM as a portfolio manager in August 2001. From December 1999 to July 2001, she was a relationship manager in Private Wealth Management at GSAM. From August 1989 to November 1999, she was a bank analyst in the GSAM Investment Research Department.

KELLY FLYNN. Mr. Flynn is a Vice President and a Portfolio Manager for the US Value Team, where he has broad research responsibilities across value the strategies. Prior to joining GSAM Asset Management in 2002, Mr. Flynn spent 3 years at Lazard Asset Management as a Portfolio Manager for Small Cap/SMID Cap Value products. He received a BA from Harvard and an MBA from the Wharton School of Business at the University of Pennsylvania.

SEAN GALLAGHER. Mr. Gallagher is a Managing Director and Portfolio Manager at GSAM. Mr. Gallagher joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.

ROBERT C. JONES, CFA. Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.

LISA PARISI. Ms. Parisi is a Managing Director and Portfolio Manager at GSAM. Ms. Parisi joined GSAM as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital.

EDWARD PERKIN. Mr. Perkin is a Vice President and Portfolio Manager at GSAM. Mr. Perkin joined GSAM as a research analyst in June 2002. He became a portfolio manager in June 2004. From August 2000 to May 2002, Mr. Perkin earned his MBA at Columbia Business School, during which time he served as a research intern for Fidelity Investments and Gabelli Asset Management. From September 1997 to May 2000, Mr. Perkin was a senior research analyst for a subsidiary of Fiserv, where he oversaw all matters related to compliance and historical market data.

EILEEN ROMINGER. Ms. Rominger is a Managing Director, Chief Investment Officer and Portfolio Manager at GSAM. Ms. Rominger joined GSAM as a portfolio manager and Chief Investment Officer of the Value team in August 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.


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                                                                  1-800-222-5852



              -----------------------------------------------------


SUB-ADVISOR:  J.P. Morgan Investment Management Inc. ("J.P. Morgan"), 245 Park Avenue, New
              York, NY 10167 is an indirect wholly owned subsidiary of JPMorgan Chase &
              Co. ("JPMorgan"), a bank holding company. Morgan offers a wide range of services to governmental, institutional, corporate, and individual customers and acts as investment advisor to individual and institutional clients.


The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day portfolio management is performed by an investment management team at J.P. Morgan. The portfolio management team for the High Yield Fund is comprised of William J. Morgan, Managing Director and James P. Shanahan, Managing Director. An employee of JPMIA and/or affiliated firms since 1998, Mr. Shanahan is a high yield co-portfolio manager for general high yield mandates, responsible for distressed and special situation investments, and CBO portfolios. James E. Gibson is one of the principal high yield traders in the U.S. Fixed Income Group and has been an employee of JPMIA and/or affiliated firms since 1998.

                                             DAY-TO-DAY
          FUND                               FUND MANAGEMENT
          ----                               ---------------
          Partners Global Equity             Matthew Beesley
                                             Edward Walker
                                             Howard Williams
          Partners SmallCap Value I          Christopher T. Blum
                                             Dennis S. Ruhl


MATTHEW BEESLEY, CFA. Mr. Beesley is a portfolio manager in J.P. Morgan's Global Equities Team, based in London. An employee since 2002, he was previously a portfolio manager at Merrill Lynch Investment Managers, responsible for global equity mandates. Prior to this, Mr. Beesley was a global and emerging markets equity analyst. He holds a BA (Hons) in Politics and Modern History from the University of Manchester and is a CFA Charterholder.

CHRISTOPHER T. BLUM, CFA. Managing Director of J.P. Morgan. Mr. Blum is a portfolio manager in the U.S. Quantitative Small Cap Equity Group. He rejoined the firm in 2001. Previously, he spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, Mr. Blum spent over three years with J.P. Morgan where he focused on structured small-cap core and small-cap value accounts. He earned his BBA in Finance at the Bernard M. Baruch School for Business and is a holder of the CFA designation.

JAMES E. GIBSON. Mr. Gibson is Vice President, Head Trader and co-Portfolio Manager for all high yield mandates. Mr. Gibson has 19 years of experience in high yield and distressed investments. He become an employee of JP Morgan Investment Management in March 2005 and prior to that time held the multiple high yield management roles at Banc One High Yield Partners, LLC and Pacholder Associates, Inc. since 1988. Mr. Gibson is a member of the High Yield Management Review Committee, which oversees all investment function, includes the determination an execution of investment strategy to each high yield client account. Mr. Gibson holds a B.S. in Finance from the University of Cincinnati College of Business Administration.

WILLIAM J. MORGAN. Mr. Morgan, Managing Director, is the Senior Portfolio Manager and team leader for the High Yield Team. He has been actively involved in the management of high yield portfolios as a portfolio manager and as a member of the High Yield Team's Management Review Committee since 1984. The High Yield Management Review Committee, which overseas all investment functions, includes the determination and execution and investment strategy for each high yield client account. Mr. J.P. Morgan has 25 years of investment experience. he became an employee of JPMorgan Investment Management in March 2005 and prior to that time held the same role at Banc One High Yield Partners, LLC and Pacholder Associates, Inc. Mr. Morgan holds a B.A. in History from Kenyon College and a Masters in Business Administration from Xavier University.


Principal Investors Fund                       MANAGEMENT OF THE FUNDS       197
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DENNIS S. RUHL, CFA. Mr. Ruhl, Vice President of J.P. Morgan, joined the company in 1999. He is a portfolio manager in the U.S. Quantitative Small Cap Equity Group. His current responsibilities include managing structured small cap core and value accounts. Previously, he worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl earned
Bachelor's degrees in Mathematics and Computer Science and a Master's degree in Computer Science, all from MIT. He has earned the right to use the Chartered Financial Analyst designation.

JAMES P. SHANAHAN, JR. Mr. Shanahan is Managing Director and Portfolio Manager for distressed and special situations and CBO portfolios and focuses on higher risk credits, including distressed and special situations investment, in high yield mandates. Mr. Shanahan has 21 year of experience in high yield and distressed investments. He became an employee of JPMorgan Investment Management in March 2005 and prior to that time held the same role at Banc One High Yield Partners, LLC and Pacholder Associates, Inc. Mr. Shanahan holds a B.A. from Xavier University and a J.D. from the University of Cincinnati College of law.

EDWARD WALKER, CFA. Mr. Walker is a portfolio manager in J.P. Morgan's Global Equities Team, based on London. He is manager of the JP Morgan Fleming Overseas Investment Trust, open-ended global retail funds and co-manages the JPMorgan Total Return Fund. Previously Mr. Walker held a range of analyst positions, most recently as the global sector specialist responsible for technology. He joined the Global Equities Team in 1997 as a graduate trainee and holds an MA in Economics from Cambridge University. He has earned the right to use the Chartered Financial Analyst designation.

HOWARD WILLIAMS. Mr. Williams is a managing director and head of J.P. Morgan's Global Equities Team, based in London, responsible for multi-market investment in JPMorgan Fleming. An employee since 1994, Mr. Williams was previously employed at Shell Pensions in London as senior portfolio manager and head of UK equities. Prior to this, he managed global invested offshore pension funds. Mr. Williams also was with Kleinwort Benson Investment Management and with James Capel & Co. He holds an MA in Geography from Cambridge University.
              -----------------------------------------------------


SUB-ADVISOR:  Jacobs Levy Equity Management, Inc. ("Jacobs Levy") provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham
              Park, New Jersey, Jacobs Levy is focused exclusively on the management of
              U.S. equity portfolios for institutional clients. Its address is 100 Campus
              Drive, Florham Park, NJ 07932-0650.


The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                             DAY-TO-DAY
          FUND                               FUND MANAGEMENT
          ----                               ---------------
          Partners MidCap Growth II          Bruce Jacobs
                                             Ken Levy
          Partners MidCap Value              Bruce Jacobs
                                             Ken Levy


BRUCE JACOBS, PH.D. Dr. Jacobs serves as co-chief investment officer, portfolio manager, and co-director of research. Prior to co-founding Jacobs Levy in 1986, Dr. Jacobs was Senior Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. Dr. Jacobs earned a BA from Columbia College, an MS in Operations Research and Computer Science from Columbia University, an MSIA from Carnegie Mellon University, and an MA in Applied Economics and a Ph.D. in Finance from the University of Pennsylvania's Wharton School.


 198       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852



KEN LEVY, CFA. Mr. Levy serves as co-chief investment officer, portfolio manager, and co-director of research. Prior to co-founding Jacobs Levy in 1986, Mr. Levy was Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. He earned a BA in Economics from Cornell University and an MBA and an MA in Business Economics from the University of Pennsylvania's Wharton School. He has earned the right to use the Chartered Financial Analyst designation.
              -----------------------------------------------------


SUB-ADVISOR:  Lehman Brothers, 190 South LaSalle Street, Chicago, IL 60603, is a wholly-
              owned subsidiary of Lehman Brothers Holdings, Inc., a publicly-owned holding company. Lehman Brothers offers a wide range of investment advisory services to meet the need of clients with diverse investment objectives.


The portfolio managers for the segment of the High Yield Fund managed by Lehman Brothers are Ann H. Benjamin and Thomas P. O'Reilly. Ms. Benjamin is the chief investment officer and lead portfolio manager for high yield portfolios at Lehman Brothers. An employee of the firm since 1997, Ms. Benjamin has over 20 years of investment experience. Thomas O'Reilly is a Senior Vice President and portfolio manager for high yield portfolios at Lehman Brothers. Mr. O'Reilly joined the firm in 1997 and has over 15 years of investment experience. High yield portfolios at Lehman Brothers are managed utilizing a team approach. Portfolio managers are supported by the other Lehman Brothers' Investment professionals who are organized into specialty teams. Team members provide research support, identify and evaluate opportunities and support the portfolio managers in all activities.

ANN H. BENJAMIN. Ms. Benjamin is a Managing Director and joined the Firm in 1997. Ms. Benjamin is the Chief Investment Officer and lead portfolio manager for high yield portfolios and blended credit strategies. She directs all aspects of the high yield business including research, trading and portfolio management. Ms. Benjamin serves on the Advisory Committee to the Firm's Board of Directors, the Steering Committee, and is a member of the investment team setting overall portfolio strategy. She came to the Firm with 16 years of experience in the investment business, including eight years at Stein Roe. Other experience includes Allstate Insurance Company, where she co-managed high yield assets and Westinghouse Credit Corporation, Where she managed high yield, mezzanine debt and equity securities. She is a graduate of Chatham College, earning a BA degree in Economics, and Carnegie Mellon University where she earned a Master's degree in Finance.

THOMAS P. O'REILLY. Mr. O'Reilly is a Senior Vice President and joined the Firm in 1997. Mr. O'Reilly serves as a portfolio manager for high yield and blended credit portfolios. He is a member of the investment team setting overall portfolio strategy. Mr. O'Reilly had previously been a high yield analyst for Stein Roe and for BankAmerica. He has a BS in Finance from Indiana University, an MBA from Loyola University, and has been awarded the Chartered Financial Analyst designation.
              -----------------------------------------------------


SUB-ADVISOR:  Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") is
              an independent, employee-owned firm. It is located at 11150 Santa Monica
              Boulevard, Los Angeles, CA 90025.


Day-to-day portfolio management is performed by an investment management team. Current members of the team include: Thomas D. Stevens, CFA, Chairman; Hal W. Reynolds, CFA, Chief Investment Officer; David R. Borger, CFA, Director of Research; Stuart K. Matsuda, Director of Trading; and Christine M. Kugler, Director of Implementation.


Principal Investors Fund                       MANAGEMENT OF THE FUNDS       199
www.principal.com



                                             DAY-TO-DAY
          FUND                               FUND MANAGEMENT
          ----                               ---------------
          Partners MidCap Value I            David R. Borger
                                             Christine M. Kugler
                                             Stuart K. Matsuda
                                             Hal W. Reynolds
                                             Thomas D. Stevens
          Partners SmallCap Value            David R. Borger
                                             Christine M. Kugler
                                             Stuart K. Matsuda
                                             Hal W. Reynolds
                                             Thomas D. Stevens


DAVID R. BORGER, CFA. Director of Research and Principal, L.A. Capital. Mr. Borger co-founded L.A. Capital in 2002 and is responsible for the development and management of the Dynamic Alpha Model (the firm's proprietary stock selection model). Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He earned a BS from the Wittenberg University and an MA and MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.

CHRISTINE M. KUGLER. Director of Implementation and Principal, L.A. Capital. Ms. Kugler was with L.A. Capital at its founding and became a Principal in January of 2004. Prior to joining L.A. Capital she worked at Wilshire Associates. She earned a BA from the University of California, Santa Barbara.

STUART K. MATSUDA. Director of Trading and Principal, L.A. Capital. Mr. Matsuda co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Vice President and principal at Wilshire Associates where he also served as Wilshire Asset Management's Director of Trading. He earned a BBA from the University of Hawaii and an MBA from California State University Northridge.

HAL W. REYNOLDS, CFA. Chief Investment Officer and Principal, L.A. Capital. Mr. Reynolds co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He joined the consulting division of Wilshire Associates in 1989 where he served as a senior consultant and also designed the Wilshire Compass (the firm's asset allocation and manager optimization technology system). In 1989, he joined Wilshire Asset Management as Chief Investment Officer. Mr. Reynolds earned a BA from the University of Virginia and an MBA from the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.

THOMAS D. STEVENS, CFA. Chairman and Principal, L.A. Capital. Mr. Stevens co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Senior Managing Director and Principal at Wilshire Associates. He joined Wilshire in 1980 and for six years directed its Equity Division, overseeing the delivery of the Equity and Index Fund Management Services, In 1986, he assumed responsibility for Wilshire Asset Management and for the next 16 years headed that division. Mr. Stevens earned a BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.
              -----------------------------------------------------


SUB-ADVISOR:  MacKay Shields LLC ('MacKay Shields') was founded in 1938 as an economic consulting firm and became a registered investment advisor in April 1969. At that time, the firm began managing domestic equity accounts for U.S. tax-
              exempt clients. MacKay Shields has one office that is located at 9 West
              57(th) Street, New York, NY 10019. All aspects of investment management and client service are conducted from this location.




 200       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852



                                             DAY-TO-DAY
          FUND                               FUND MANAGEMENT
          ----                               ---------------
          Partners MidCap Growth II          John Butler
                                             Robert J. Centrella
                                             Eileen Cook
                                             Lanette Donovan
                                             Denise E. Higgins
                                             Edmund C. Spelman


JOHN BUTLER. Mr. Butler is a Director Portfolio Manager/Research Analyst Equity Division and joined MacKay Shields as a Director in 2002. Prior to MacKay Shields he was Managing Director of Equity Research at SG Cowen Securities Corporation. Mr. Butler received an MBA in Finance from The Wharton School of Business at the University of Pennsylvania and received a BA from Lafayette College.

ROBERT J. CENTRELLA, CFA. Mr. Centrella is a Managing Director Portfolio Manager/Research Analyst Equity Division and joined MacKay Shields in 1996 as a Portfolio Manager/Research Analyst in the Equity Division. He received a BS in Accounting from the University of Scranton and an MBA in Finance from George Mason University. He has earned the right to use the Chartered Financial Analyst designation.

EILEEN COOK. Ms. Cook is a Director Portfolio Manager/Research Analyst Growth Equity Division. In 2006 Eileen returned to MacKay Shields as a Director, Portfolio Manager/Research Analyst in the Growth Equity investment team after resigning for personal reasons in 2002. Ms. Cook originally joined MacKay Shields in 1994. She has a BA from The American University, majoring in International Studies and Economics. Ms. Cook also did graduate work at the Stern School of Business at New York University.

LANETTE DONOVAN. Ms. Donovan is a Director Portfolio Manager/ Research Analyst Equity Division and joined MacKay Shields as a Director, Growth Equity Portfolio Manager/Research Analyst in 2005. Ms. Donovan was most recently Managing Director of Global Equity Investments at Deutsche Asset Management. Prior to that, she spent several years as Managing Director of Global Equity Research at SSBCITI Global Asset Management. She received her MBA from the Columbia Business School and her BS in Finance from The Wharton School at the University of Pennsylvania.

DENISE E. HIGGINS, CFA. Ms. Higgins is a Director Portfolio Manager/Research Analyst Equity Division and joined MacKay Shields' Growth Equity team. Ms. Higgins received an MBA in Finance from the Wharton School of Business at the University of Pennsylvania and a BA in Economics at The College of Mount Saint Vincent. Ms. Higgins has earned the right to use the Chartered Financial Analyst designation and is a member of both the Association of Investment Management and Research and the New York Society of Security Analysts.

EDMUND C. SPELMAN. Mr. Spelman Senior Managing Director and Head of the Growth Equity Division; he leads the Partners MidCap Growth Fund II investment team. Mr. Spelman has worked for MacKay Shields since 1991. Mr. Spelman earned a BA and an MS from the University of Pennsylvania.
              -----------------------------------------------------


SUB-ADVISOR:  Mazama Capital Management, Inc. ("Mazama") is an independent employee-owned money management firm specializing in small and mid cap growth investing for institutional clients. The firm is headquartered at One Southwest Columbia
              Street, Suite 1500, Portland Oregon 97258.


The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.


Principal Investors Fund                       MANAGEMENT OF THE FUNDS       201
www.principal.com



                                             DAY-TO-DAY
          FUND                               FUND MANAGEMENT
          ----                               ---------------
          Partners SmallCap Growth III       Stephen C. Brink
                                             Gretchen Novak
                                             Joel Rubenstein
                                             Ronald A. Sauer


STEPHEN C. BRINK, CFA. Mr. Brink, Senior Vice President, is a co-founder of Mazama and has been a Portfolio Manager and Director of Research since the firm was founded in 1997. Mr. Brink conducts research and supports Mr. Sauer in portfolio construction for the Fund. He also oversees research information flow and quality. He received his BS Business Administration from Oregon State University in 1977 and has earned the right to use the Chartered Financial Analyst designation.

GRETCHEN NOVAK, CFA. Ms. Novak joined Mazama in 1999. Ms Novak is responsible for researching small & mid cap growth consumer discretionary and consumer staple companies and participates in the security selection process for the Fund(s). She also serves as Portfolio Manager, supporting Mr. Sauer and Mr. Brink in the overall management of the Fund(s). She earned her BA in Business Administration with concentration in finance from the University of Washington in 1994, graduating cum laude and elected to Phi Beta Kappa and Beta Gamma Sigma honor society. She has earned the right to use the Chartered Financial Analyst designation.

JOEL RUBENSTEIN. Mr. Rubenstein serves as an Associate Portfolio Manager, supporting the overall management of the Fund(s). He has worked as an equity research analyst for Mazama for the last four years. Prior to joining Mazama, he was employed by Banc of America Securities for two years as a senior equity research associate in the technology group. Mr. Rubenstein earned a MBA in finance and a Bachelor of Arts degree in Economics form UCLA.

RONALD A. SAUER. Mr. Sauer, Chief Investment Officer, is the founder of Mazama and has been its Chief Executive Officer and Senior Portfolio Manager since the founding of the firm in 1997. Mr. Sauer has overall responsibility for the management of the Investment Team, oversees the portfolio construction process, conducts research and participates in the security selection process for the Fund(s). Mr. Sauer received his BA Finance from the University of Oregon in 1980.
              -----------------------------------------------------


SUB-ADVISOR:  Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street, Suite
              4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of
              Mellon Financial Corporation ("Mellon").


The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                             DAY-TO-DAY
          FUND                               FUND MANAGEMENT
          ----                               ---------------
          Partners MidCap Growth I           Adam T. Logan
                                             John O'Toole
          Partners SmallCap Blend            Ronald P. Gala
                                             Peter D. Goslin
          Partners SmallCap Value I          Ronald P. Gala
                                             Peter D. Goslin


RONALD P. GALA, CFA. Mr. Gala is a Senior Vice President and principal of Mellon Equity and joined the firm in 1993. Mr. Gala earned an MBA in Finance from the University of Pittsburgh and a BS in Business Administration from Duquesne University. He has earned the right to use the Chartered Financial Analyst designation.


 202       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852



PETER D. GOSLIN, CFA. Mr. Goslin is a Vice President and Portfolio Manager with Mellon Equity. Before joining Mellon Equity in 1999, Mr. Goslin spent over four years with Merrill Lynch. During his tenure with Merrill, he worked as a NASDAQ market maker and an equity index options proprietary trader. Prior to that, he ran Merrill's S&P options desk at the Chicago Mercantile Exchange. Mr. Goslin earned his MBA in Finance at the University of Notre Dame Graduate School of Business following a BS in Finance from St. Vincent College. He has earned the right to use the Chartered Financial Analyst designation.

ADAM T. LOGAN, CFA. Joining the company in 1998, Mr. Logan is a portfolio manager and Vice President of Mellon Equity. Previously, he performed duties as a financial analyst in Mellon Financial Corporation's corporate finance department. He is currently responsible for the management of client portfolios with a specific focus on mid and small capitalization securities. He earned a BA in Finance from Westminster College and an MBA from the Katz Graduate School of Business at the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.

JOHN O'TOOLE, CFA. Joining the company in 1990, Mr. O'Toole is a Senior Vice President and a principal of Mellon Equity. Mr. O'Toole holds an MBA in Finance from the University of Chicago and a BA in Economics from the University of Pennsylvania. He has earned the right to use the Chartered Financial Analyst designation.
              -----------------------------------------------------


SUB-ADVISOR:  Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of
              Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue,
              2nd Floor, New York, NY 10158-0180. The two firms continue an asset management history that began in 1939. Neuberger Berman is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is
              located at 745 Seventh Avenue, New York, NY 10019.


The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                             DAY-TO-DAY
          FUND                               FUND MANAGEMENT
          ----                               ---------------
          Partners MidCap Value              S. Basu Mullick


S. BASU MULLICK. Mr. Mullick, Managing Director, Portfolio Manager, joined Neuberger Berman in 1998. Prior to joining the company, Mr. Mullick was a portfolio manager at Ark Asset Management. He earned a BA in Economics from the Presidency College, India. He also earned an MA in Economics and a Ph.D., ABD Finance from Rutgers University.
              -----------------------------------------------------


SUB-ADVISOR:  Principal Global Investors, LLC ("PGI") is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-
              income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue,
              Des Moines, IA 50392. It has other primary asset management offices in New
              York, London, Sydney, and Singapore.


The day-to-day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.


Principal Investors Fund                       MANAGEMENT OF THE FUNDS       203
www.principal.com



                                             DAY-TO-DAY
          FUND                               FUND MANAGEMENT
          ----                               ---------------
          Bond & Mortgage Securities         William C. Armstrong
                                             Timothy R. Warrick
          Disciplined LargeCap Blend         Jeffrey A. Schwarte
          Diversified International          Paul H. Blankenhagen
                                             Juliet Cohn
                                             Chris Ibach
          Government & High Quality Bond     Brad Fredericks
                                             Lisa A. Stange
          High Quality Intermediate-Term     William C. Armstrong
            Bond                             Timothy R. Warrick
          Inflation Protection               Martin J. Schafer
                                             Gwen Swanger
          International Emerging Markets     Michael Ade
                                             Mihail Dobrinov
                                             Michael L. Reynal
          International Growth               Steve Larson
                                             John Pihlblad
          LargeCap S&P 500 Index             Dirk Laschanzky
          LargeCap Value                     Arild Holm
                                             John Pihlblad
          MidCap Blend                       K. William Nolin
          MidCap S&P 400 Index               Dirk Laschanzky
          MidCap Value                       Stephen Musser
                                             Jeffrey A. Schwarte
          Money Market                       Tracy Reeg
                                             Alice Robertson
          Principal LifeTime 2010            Dirk Laschanzky
          Principal LifeTime 2015            Dirk Laschanzky
          Principal LifeTime 2020            Dirk Laschanzky
          Principal LifeTime 2025            Dirk Laschanzky
          Principal LifeTime 2030            Dirk Laschanzky
          Principal LifeTime 2035            Dirk Laschanzky
          Principal LifeTime 2040            Dirk Laschanzky
          Principal LifeTime 2045            Dirk Laschanzky
          Principal LifeTime 2050            Dirk Laschanzky
          Principal LifeTime 2055            Dirk Laschanzky
          Principal LifeTime Strategic       Dirk Laschanzky
            Income
          Short-Term Bond                    Zeid Ayer
                                             Craig Dawson
                                             Martin J. Schafer
          SmallCap Blend                     Thomas Morabito
                                             Phil Nordhus
          SmallCap Growth                    Mariateresa Monaco
          SmallCap S&P 600 Index             Dirk Laschanzky
          SmallCap Value                     Thomas Morabito
          Ultra Short Bond                   Zeid Ayer
                                             Craig Dawson




 204       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852



MICHAEL ADE, CFA. Mr. Ade is a research analyst and serves as a co-portfolio manager for Principal Global Investors. Based in Singapore, his company research focus encompasses the consumer, health care and non-bank financial sectors. Mr. Ade joined the firm in 2001. He received a bachelor's degree in finance from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

WILLIAM C. ARMSTRONG, CFA. Mr. Armstrong is a portfolio manager for PGI. He manages multi-sector portfolios that invest in corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, sovereigns, and agencies. He joined the firm in 1992. Previously he served as a commissioned bank examiner at Federal Deposit Insurance Commission. He earned a Master's degree from the University of Iowa and a Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.

ZEID AYER, PH.D., CFA. Mr. Ayer is a portfolio manager at PGI. He is a co-manager of the ultra short and short-term bond portfolios. He is also head of the Structured Debt group that covers asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS). He joined PGI in 2001 and is the primary analyst responsible for mortgage-related ABS and non-agency MBS investments. Previously, Mr. Ayer was an assistant vice president at PNC Financial Services Group. He earned a doctorate in Physics from the University of Notre Dame, a master's in Computational Finance from Carnegie Mellon University and a Bachelor's degree in Physics from St. Xavier's College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.

PAUL H. BLANKENHAGEN, CFA. Mr. Blankenhagen joined the firm in 1992 and was named a portfolio manager in 2000. He is responsible for developing portfolio strategy and the ongoing management of core international equity portfolios. He earned a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.

JULIET COHN. Ms. Cohn is a portfolio manager at PGI. She co-manages the core international equity portfolios, with an emphasis on Europe and on the health care sector. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a Bachelor's degree in Mathematics from Trinity College, Cambridge England.

CRAIG DAWSON, CFA. Mr. Dawson is a portfolio manager at PGI. He is co-manager of the ultra short and short term bond portfolios. He joined the firm in 1998 as a research associate, then moved into a portfolio analyst role before moving into a portfolio manager position in 2002. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.

MIHAIL DOBRINOV, CFA. Mr. Dobrinov is a research analyst and serves as a co-portfolio manager for PGI. He specializes primarily in the analysis of companies in the industrial sector, and serves as co-manager for diversified emerging markets portfolios. He joined the firm as an international and emerging market debt and currency specialist in 1995 and joined the equities team in 2002. Mr. Dobrinov received an MBA in finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mihail does not provide legal services on behalf of any of the member companies of the Principal Financial Group.)

BRAD FREDERICKS. Mr. Fredericks is a portfolio manager at PGI. He is responsible for co-managing the government securities accounts. His responsibilities include general portfolio overview and security analysis. He joined the firm in 1998 as a financial accountant and was named a portfolio manager in 2002. Previously, Mr. Fredericks was an assistant trader at Norwest Mortgage. He earned a Bachelor's degree in Finance from Iowa State University. Mr. Fredericks is a Fellow of the Life Management Institute (FLMI).

ARILD HOLM, CFA . Mr. Holm is a portfolio manager at PGI. He specializes in the management of large cap value portfolios and also provides analyst coverage of domestic energy companies. Before joining Principal in 2002, Mr. Holm was an investment officer with the University of California. Previously, he spent five years with the Colorado Public Employees' Retirement Association (PERA) as an energy portfolio manager and three years as an oil and gas analyst

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www.principal.com



with Hanifen, Imhoff, Inc. Mr. Holm earned an MBA in Finance from the University of Colorado and a Bachelor's degree in Management Sciences from the University of Manchester Institute of Science and Technology (England). He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

CHRISTOPHER IBACH, CFA. Mr. Ibach is an associate portfolio manager and equity research analyst at PGI. He specializes primarily in the analysis of international technology companies, with a particular emphasis on semi-conductor research. Prior to joining PGI in 2000, he gained six years of related industry experience with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

STEVEN LARSON, CFA. Mr. Larson is an portfolio manager for Principal. He is responsible for co-managing Principal's international growth portfolio as well as covering the utilities sector for core international portfolios. Prior to joining the firm in 2001, he led the investment management review and portfolio analysis process for the $80 billion Wells Fargo fund family. He earned an MBA in Finance from the University of Minnesota and a Bachelor's degree from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

DIRK LASCHANZKY, CFA. Mr. Laschanzky is a portfolio manager for PGI, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining PGI in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Mr. Laschanzky shares responsibility for the day-to-day management of the Principal LifeTime Funds with Messrs. Fennessey, Finnegan and Welch, portfolio managers representing Principal. On behalf of PGI, Mr. Laschanzky develops, implements, and monitors the Funds' strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Mr. Laschanzky sets.

MARIATERESA MONACO. Ms. Monaco is a portfolio manager and member of the domestic small-cap equity team at PGI. She serves as lead portfolio manager for the small-cap growth portfolios. Ms. Monaco joined PGI in 2005 with a decade of prior equity investment experience with Fidelity Management and Research in Boston where she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master's degree in Electrical Engineering from Northeastern University. She also earned a Master's degree in Electrical Engineering from Politecnico di Torino, Italy.

THOMAS MORABITO, CFA. Mr. Morabito leads the small-cap portfolio management team for PGI and is the portfolio manager on the small-cap value portfolios. Prior to joining PGI in 2000, he managed the Structured Small Cap Fund for Invesco Management & Research. He earned an MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.

STEPHEN B. MUSSER, CFA. Mr. Musser is a portfolio manager at PGI. He specializes in the management of mid cap value portfolios and also provides analyst coverage of companies in the financial services industry. Mr. Musser joined the firm in 2001. Previously, he was an analyst for A.G. Edwards & Sons. He earned an MBA in Finance and a Bachelor's degree in Economics from the University of Missouri. He has earned the right to use the Chartered Financial Analyst designation.

K. WILLIAM NOLIN, CFA. Mr. Nolin is a portfolio manager for PGI. He serves as the portfolio manager for the firm's international small-cap equity portfolios. He joined the firm in 1994. He earned an MBA from the Yale School of Management and a Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

PHIL NORDHUS, CFA. Mr. Nordhus joined PGI in 1990 and was previously involved in corporate acquisitions and divestitures before moving to the equity group in 2000. Most recently, he has been involved in managing the small-cap portfolios and has responsibility for managing the small-cap analyst team. Mr. Nordhus earned an MBA from Drake

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                                                                  1-800-222-5852



University and a Bachelor's degree in Economics from Kansas State University. He has earned the right to use the Chartered Financial Analyst designation.

JOHN PIHLBLAD, CFA. Mr. Pihlblad is a portfolio manager at PGI. He joined the firm in 2000 and led the development of PGI's Global Research Platform. He has over 25 years experience in creating and managing quantitative investment systems. Prior to joining PGI, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He earned a BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.

TRACY REEG. Ms. Reeg is a portfolio manager at PGI. She is involved in the portfolio management of money market portfolios. She joined the firm in 1993 and began trading and portfolio management duties in 2000. Ms. Reeg earned a Bachelor's degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).

MICHAEL L. REYNAL. Mr. Reynal is a portfolio manager at PGI. He specializes in the management of emerging markets portfolios, as well as regional Asian equity portfolios. Prior to joining PGI in 2001, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. Mr. Reynal earned an MBA from the Amos Tuck School at Dartmouth College, an MA in History from Christ's College at the University of Cambridge and a BA in History from Middlebury College.

ALICE ROBERTSON. Ms. Robertson is a trader for PGI on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.

MARTIN J. SCHAFER. Mr. Schafer is a portfolio manager for PGI. He specializes in short-term and long duration portfolios, as well as the Inflation Protection Fund and stable value mandates. He also has experience in managing mortgage-backed securities. Mr. Schafer joined the firm in 1977 and in the early 1980s he developed the firm's secondary mortgage marketing operation. In 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985, institutional portfolios in 1992 and stable value portfolios in 2000. He has earned a Bachelor's degree in Accounting and Finance from the University of Iowa.

JEFFREY A. SCHWARTE, CFA, CPA. Mr. Schwarte is a portfolio manager at PGI. He manages the large-cap core portfolios and is co-portfolio manager on the midcap value strategies. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He earned a Bachelor's degree in Accounting from the University of Northern Iowa. He has earned the right to use the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI).

LISA A. STANGE, CFA. Ms. Stange is a portfolio manager and strategist for PGI. She is responsible for managing the government securities portfolios and the mortgage-backed securities (MBS) within the multi-sector portfolios. As a strategist, Ms. Stange is involved in the formulation of broad investment strategy, quantitative research and product development. Previously, she was co-portfolio manager for U.S. multi-sector portfolios. She joined the firm in 1989. Ms. Stange earned an MBA and a Bachelor's degree from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.

GWEN SWANGER, CFA. Ms. Swanger is a portfolio manager for PGI's global fixed income and inflation protection portfolios. She has managed global fixed income since 1997. She has been involved in international and U.S. investing for over fifteen years. In addition to managing the international bond portfolios, she has directed the international fixed income research effort overseeing sovereign credit analysis of developed, developing countries and emerging markets. Ms. Swanger joined the firm in 1989 as a private placement analyst. She earned an MBA in Finance, a

Principal Investors Fund                       MANAGEMENT OF THE FUNDS       207
www.principal.com



Bachelor's degree from Drake University and is a Fellow of the Life Management Institute (FLMI). She has also earned the right to use the Chartered Financial Analyst designation.

TIMOTHY R. WARRICK, CFA. Mr. Warrick is a portfolio manager at PGI with responsibility for the corporate and U.S. multi-sector portfolios. He also serves as portfolio management team leader with responsibility for overseeing portfolio management function for all total return fixed income products. Prior to his portfolio management responsibilities with the firm, Mr. Warrick was a fixed income credit analyst and extensively involved in product development. He joined the firm in 1990. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He has earned the right to use the Chartered Financial Analyst designation.
              -----------------------------------------------------


SUB-ADVISOR:  Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life. Principal
              - REI's address is 801 Grand Avenue, Des Moines, IA 50392.


The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                             DAY-TO-DAY
          FUND                               FUND MANAGEMENT
          ----                               ---------------
          Global Real Estate Securities      Simon Hedger
                                             Chris Lepherd
                                             Kelly D. Rush
          Real Estate Securities             Kelly D. Rush


SIMON HEDGER. As a portfolio manager, Mr. Hedger directs the global real estate investment trust (REIT) activity for Principal Real Estate Investors, the dedicated real estate group of Principal Global Investors. Mr. Hedger serves as director, portfolio management at Principal Global Investors (Europe). He is head of a real estate investment team based in London and oversees the firm's European real estate capability in real estate investment trusts (REITs) and listed property securities. He has over 27 years of property experience, including eight years in the United Kingdom followed by 17 years in Australia. This includes positions both as an analyst and as a portfolio manager. Prior to joining Principal Global Investors in 2003, he worked for Domaine Property Funds, managing the assets its property syndicates. Previously, he was a senior equities analyst at Prudential Bache/BNP Equities. His background also includes positions as fund manager for Paladin Commercial Trust and GEM Commercial Property Trust, as well as a variety of real estate related roles with Prudential Assurance Company in both Australia and the United Kingdom. Mr. Hedger earned an MBA from the University of New England and is an associate member of both the Royal Institute of Chartered Surveyors and of the Australian Property Institute. He is a U.K. qualified chartered surveyor (ARICS).

CHRIS LEPHERD. Mr. Lepherd serves as director, portfolio management at Principal Global Investors (Australia) and is a senior member of the firm's property securities team. Prior to joining the firm in April 2003 he had 12 years of property and investment banking experience across a broad spectrum of disciplines including property securities research, real estate valuation, corporate real estate consultancy and real estate acquisitions and divestitures. He provided property and equities investment advice to a range of institutional clients including National Australia Bank, Fairfax and Australian Ethical Investments. Prior to that, he was a senior equities analyst with Bankers Trust Australia, specializing in property. This role encompassed property market analysis and forecasts, the analysis and valuation of listed property securities and providing advice on IPOs and property development projects. Earlier in his career he held the roles of senior property analyst with JLW Advisory and property analyst with Knight Frank Hooker. Mr. Lepherd earned a Bachelor of Business (Land Economy) from the University of Western Sydney and a Graduate Diploma in

 208       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852



Applied Finance and Investment from the Securities Institute of Australia. He is an Associate Member of the Australian Property Institute and Securities Institute.

KELLY D. RUSH, CFA. As portfolio manager, Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI, the dedicated real estate group of Principal. He has been managing the real estate stock portfolio since 1997. Previously, Mr. Rush participated in structuring commercial mortgage loans for public real estate companies and the analysis of real estate investment trust issued bonds. He has been with the real estate investment area of the firm since 1987. He earned an MBA in Business Administration and a Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.
              -----------------------------------------------------


SUB-ADVISOR:  Pyramis Global Advisors, LLC (formerly known as Fidelity Management &
              Research Company) ("Pyramis") is the Sub-Advisor. Pyramis's address is 53
              State Street, Boston, MA 02109.


The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                             DAY-TO-DAY
          FUND                               FUND MANAGEMENT
          ----                               ---------------
          Partners International             Cesar Hernandez


CESAR E. HERNANDEZ, CFA. Mr. Hernandez is a Senior Vice President and Portfolio Manager at Pyramis. He developed the Select International discipline at Pyramis and has been responsible for managing Select International portfolios on behalf of institutional investors since the discipline's inception. Mr. Hernandez earned his B.S from the Universidad Simon Bolivar and his M.B.A from Babson College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society.
              -----------------------------------------------------


SUB-ADVISOR:  Spectrum Asset Management, Inc. ("Spectrum") is an indirect subsidiary of
              Principal Life, an affiliate of PGI and a member of the Principal Financial
              Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park,
              Stamford, CT 06905.


The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                             DAY-TO-DAY
          FUND                               FUND MANAGEMENT
          ----                               ---------------
          Preferred Securities               L. Phillip Jacoby
                                             Bernard M. Sussman


L. PHILLIP JACOBY. Mr. Jacoby is Sr. Vice President and Portfolio Manager for Spectrum and chairman of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, he was a senior investment officer as USL Capital Corporation, a subsidiary of Ford Motor Corporate, and co-managed a $600 million preferred stock portfolio. He earned his BS in Finance from Boston University.

BERNARD M. SUSSMAN. Mr. Sussman is Chief Investment Officer of Spectrum and Chair of its Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was a general partner and head of the Preferred Stock area of Goldman Sachs & Co. He was responsible for sales, trading and underwriting for all preferred products and was

Principal Investors Fund                       MANAGEMENT OF THE FUNDS       209
www.principal.com



instrumental in the development of the hybrid (MIPS) market. He earned both an MBA in Finance and a Bachelor's degree in Industrial Relations from Cornell University.
              -----------------------------------------------------


SUB-ADVISOR:  T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over
              69 years of investment management experience. T. Rowe Price is located at
              100 East Pratt Street, Baltimore, MD 21202.


The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                             DAY-TO-DAY
          FUND                               FUND MANAGEMENT
          ----                               ---------------
          Partners LargeCap Blend            Anna M. Dopkin
                                             Richard T. Whitney
          Partners LargeCap Growth I         Robert W. Sharps


ANNA M. DOPKIN, CFA. Ms. Dopkin is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Co-Director of U.S. Equity Research, and a member of the firm's Equity Steering Committee. Prior to joining T. Rowe Price in 1996, she worked at Goldman Sachs in its Mortgage Securities Department in New York and London. Ms. Dopkin earned a B.S., magna cum laude, from The Wharton School of the University of Pennsylvania. She has earned the right to use the Chartered Financial Analyst designation.

Ms. Dopkin serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, she, along with Mr. Whitney, is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Ms. Dopkin has ultimate accountability for the Fund.

ROBERT W. SHARPS, CFA, CPA. Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also the lead Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division and a member of the Equity Steering Committee. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.

RICHARD T. WHITNEY, CFA. Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Director of the firm's Quantitative Equity Group and member of the Equity Steering Committee and Brokerage Control Committee. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a BS and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.

Mr. Whitney serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he, along with Ms. Dopkin, is responsible for ensuring adherence to portfolio constraints and risk controls, as well as managing inter-analyst activity.
              -----------------------------------------------------


SUB-ADVISOR:  Turner Investment Partners, LLC ("Turner") was founded in 1990. Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.




 210       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852



The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                             DAY-TO-DAY
          FUND                               FUND MANAGEMENT
          ----                               ---------------
          Partners MidCap Growth             Tara R. Hedlund
                                             Christopher K. McHugh
                                             Jason D. Schrotberger


TARA R. HEDLUND, CFA, CPA. Ms. Hedlund joined Turner in 2000. Previously, she was an audit engagement senior at Arthur Andersen LLP. She has been in investment management since 1995. She earned a BBS in Accountancy from Villanova University. She has earned the right to use the Chartered Financial Analyst designation.

CHRISTOPHER K. MCHUGH. Mr. McHugh, Vice President and Senior Portfolio Manager, joined Turner in 1990. Prior to joining Turner, he was a performance specialist at Provident Capital Management. He earned a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University.

JASON D. SCHROTBERGER, CFA. Mr. Schrotberger joined Turner in 2001. Previously, he was an investment analyst at BlackRock Financial Management. He has been in investment management since 1994. He earned a BA in Economics from Denison University and an MBA in Finance from the University of Illinois. He has earned the right to use the Chartered Financial Analyst designation.
              -----------------------------------------------------


SUB-ADVISOR:  UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), a Delaware
              corporation located at One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG.


Investment decisions for the Partners LargeCap Value I Fund are made by investment management teams at UBS Global AM, including Thomas M. Cole, Thomas
J. Digenan, John C. Leonard and Scott C. Hazen. No member of the investment management team is primarily responsible for making recommendations for portfolio purchases.

The day-to-day portfolio management for the Partners SmallCap Growth II Fund is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                             DAY-TO-DAY
          FUND                               FUND MANAGEMENT
          ----                               ---------------
          Partners LargeCap Value I          Thomas M. Cole
                                             Thomas J. Digenan
                                             Scott C. Hazen
                                             John C. Leonard
          Partners SmallCap Growth II        Paul A. Graham, Jr.
                                             David N. Wabnik


THOMAS M. COLE, CFA. Mr. Cole joined UBS Global AM in 1985. Mr. Cole is responsible for the direction and oversight of the research group of the North American Core Equities Team. He is actively involved in security analysis and the portfolio construction process. Mr. Cole's prior experience with the firm includes Senior Analyst (responsible for the retail, food, household and personal products, media, auto and auto parts sectors), managing the US Equity Trading Desk and serving as a Portfolio Manager in the US Fixed Income Group. He is a member of the CFA Institute

Principal Investors Fund                       MANAGEMENT OF THE FUNDS       211
www.principal.com



and the Investment Analysts Society of Chicago. He received both his BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

THOMAS J. DIGENAN, CFA, CPA. Mr. Digenan joined UBS Global AM in 1993. Mr. Digenan participates in the analysis and development of US Equity portfolio. He is responsible for communicating the firm's equity strategy to clients and investment consultants. Mr. Digenan's prior experience with the firm includes President of mutual funds and relationship funds organization. Prior to joining the firm, Mr. Digenan was a senior manager in the tax department of KPMG Peat Marwick working exclusively in the investment services industry. Mr. Digenan is a member of the CFA Institute, the Investment Analysts Society of Chicago and the American Institute of Certified Public Accounts.

PAUL A. GRAHAM, JR., CFA. Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Head of Growth Investors and Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

SCOTT C. HAZEN, CFA. Mr. Hazen joined UBS Global AM in 1992 and participates in the analysis and development of U.S. Equity portfolios. Prior to joining the portfolio management team in 2004, Mr. Hazen served as a member of the firm's global investment team responsible for providing client service and relationship management to the firm's clients. He earned a BBA from the University of Notre Dame and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation and is a member of the Investment Analysts Society of Chicago.

JOHN C. LEONARD, CFA. Mr. Leonard joined UBS Global AM in 1991. Mr. Leonard is Head of North American Equities and is responsible for the development of sector and stock selection strategies within this market. In addition, he is the co-Head of Equities. Prior to joining UBS Global AM, he worked as an investment analyst at a real estate management company and as a financial advisor with two investment management firms. Mr. Leonard received his AB from Dartmouth College and his MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.

DAVID N. WABNIK. Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School.
              -----------------------------------------------------


SUB-ADVISOR:  Vaughan Nelson Investment Management, LP ("Vaughan Nelson") is located at
              600 Travis Street, Suite 6300, Houston, Texas 77002. Founded in 1970,
              Vaughan Nelson is a subsidiary of Natixis Global Asset Management, L.P.


The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                             DAY-TO-DAY
          FUND                               FUND MANAGEMENT
          ----                               ---------------
          Partners SmallCap Value II         Chris D. Wallis
                                             Scott J. Weber




 212       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852



CHRIS D. WALLIS, CFA. Mr. Wallis, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1999. He received a B.B.A. fro Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis holds the designation of Chartered Financial Analyst and has over 15 years of investment/financial analysis and accounting experience.

SCOTT J. WEBER. Mr. Weber, a Portfolio Manager of Vaughan Nelson, joined the firm in 2003. Prior to joining Vaughan Nelson, he was a vice president from 2001 to 2003 and a senior associated from 2000 to 2001 of RBC Capital Markets. Mr. Weber received a B.S. from the University of the South and an M.B.A. from Tulane University. Mr. Weber holds the designation of Chartered Financial Analyst and has over 10 years of investment management and financial analysis experience.

              -----------------------------------------------------

THE SUB-SUB-ADVISORS
Principal Global Investors, LLC ("PGI") has entered into sub-sub-advisory agreements for various Funds. Under these agreements, each sub-sub-advisor has agreed to assume the obligations of PGI for a certain portion of the Fund's assets. The sub-sub-advisor is paid a fee by PGI.

Principal is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum Asset Management, Inc. ("Spectrum") and Post Advisory Group, LLC ("Post") each of which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund's portfolio are made by Spectrum and such decisions for a portion of the Ultra Short Bond Fund's portfolio are made by Post.

See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.


SUB-ADVISOR:  Post Advisory Group, LLC ("Post") is an affiliate of Principal Global
              Investors LLC and a member of the Principal Financial Group. Post was founded in April 1992. Its address is 11755 Wilshire Boulevard, Los Angeles,
              CA 90025.


The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

                                             DAY-TO-DAY
          FUND                               FUND MANAGEMENT
          ----                               ---------------
          Bond & Mortgage Securities Ultra   Lawrence A. Post
            Short Bond                       Allan Schweitzer


LAWRENCE A. POST. Mr. Post founded Post Advisory Group in 1992. Post was purchased by Principal in 2004. Mr. Post has over 30 years of investment experience. Prior to founding the Post Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. Mr. Post received an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.

ALLAN SCHWEITZER. Mr. Schweitzer is a Managing Director at Post. Prior to joining Post in 2000, he was a senior high yield analyst at Trust Company of the West ("TCW"). Prior to TCW, he was a high yield research analyst at Putnam Investments. Mr. Schweitzer earned a Bachelor's degree in Business Administration from Washington University at St. Louis and a Master's in Business Administration from the University of Chicago with a concentration in analytical finance and international economics.

              -----------------------------------------------------


Principal Investors Fund                       MANAGEMENT OF THE FUNDS       213
www.principal.com



DUTIES OF PRINCIPAL AND SUB-ADVISORS

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Several of the Funds have multiple Sub-Advisors. For those Funds, Principal determines the portion of the Fund's assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

              -----------------------------------------------------

FEES PAID TO PRINCIPAL

The Fund pays Principal a fee for its services, which includes any fee Principal pays to the Sub-Advisor. The fee each Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2007 was:

Bond & Mortgage                         Partners MidCap
  Securities             0.53%          Growth I                 1.00%
Disciplined LargeCap                    Partners MidCap
  Blend                  0.59%          Growth II                1.00%
Diversified                             Partners MidCap
  International          0.90%          Value                    1.00%
                                        Partners MidCap
Equity Income I          N/A*           Value I                  1.00%
Government & High                       Partners SmallCap
  Quality Bond           0.40%          Blend                    1.00%
High Quality
  Intermediate-Term                     Partners SmallCap
  Bond                   0.40%          Growth I                 1.10%
                                        Partners SmallCap
High Yield               0.65%          Growth II                1.00%
                                        Partners SmallCap
High Yield II            N/A*           Growth III               1.10%
                                        Partners SmallCap
Income                   N/A*           Value                    1.00%
                                        Partners SmallCap
Inflation Protection     0.40%          Value I                  1.00%
International Emerging                  Partners SmallCap
  Markets                1.35%(1)       Value II                 1.00%
International Growth     0.99%          Preferred Securities     0.75%
                                        Principal LifeTime
LargeCap Growth          0.54%(2)       2010                   0.1225%
                                        Principal LifeTime
                                        2015                      N/A
                                        Principal LifeTime
LargeCap S&P 500 Index   0.15%          2020                   0.1225%
                                        Principal LifeTime
                                        2025                      N/A
                                        Principal LifeTime
LargeCap Value           0.45%          2030                   0.1225%
                                        Principal LifeTime
                                        2035                      N/A
                                        Principal LifeTime
MidCap Blend             0.64%          2040                   0.1225%
                                        Principal LifeTime
                                        2045                      N/A
                                        Principal LifeTime
MidCap Growth            0.65%          2050                   0.1225%
                                        Principal LifeTime
                                        2055                      N/A
                                        Principal Lifetime
MidCap Stock             N/A*           Strategic Income       0.1225%
                                        Real Estate
MidCap S&P 400 Index     0.15%          Securities               0.84%
MidCap Value             0.65%          SAM Balanced             N/A*
                                        SAM Conservative
Money Market             0.40%          Balanced                 N/A*
                                        SAM Conservative
Mortgage Securities      N/A*           Growth                   N/A*
Partners Global Equity   0.95%          SAM Flexible Income      N/A*
Partners International   1.09%          SAM Strategic Growth     N/A*
Partners LargeCap Blend  0.74%          Short-Term Bond          0.40%
Partners LargeCap Blend
  I                      0.45%          Short-Term Income        N/A*
Partners LargeCap
  Growth I               0.74%          SmallCap Blend           0.75%
Partners LargeCap
  Growth II              0.99%          SmallCap Growth          0.75%
                                        SmallCap S&P 600
Partners LargeCap Value  0.77%          Index                    0.15%
Partners LargeCap Value
  I                      0.80%          SmallCap Value           0.75%
Partners LargeCap Value
  II                     0.85%          Ultra Short Bond         0.40%
Partners MidCap Growth   1.00%          West Coast Equity        N/A*



 (1) The Fund's management fees have decreased effective October 1, 2006.


 214       MANAGEMENT OF THE FUNDS                      Principal Investors Fund
                                                                  1-800-222-5852



                                                 FIRST $500                    NEXT $500                    NEXT $500
                        FUND                       MILLION                      MILLION                      MILLION
                        ----                     ----------                    ---------                    ---------
      International Emerging Markets                1.20%                         1.18%                        1.16%
                                                 OVER $1.5
                        FUND                      BILLION
                        ----                     ---------
      International Emerging Markets                1.15%



 (2) The Fund's management fees have increased effective January 16, 2007.

                                                 FIRST $500                    NEXT $500                    NEXT $1
                        FUND                       MILLION                      MILLION                     BILLION
                        ----                     ----------                    ---------                    -------
      LargeCap Growth                               0.68%                         0.65%                       0.62%
                                                 NEXT $1                    OVER $3
                        FUND                     BILLION                    BILLION
                        ----                     -------                    -------
      LargeCap Growth                              0.58%                      0.55%


 * Each of the Funds in the table below pays a fee to Principal (as a percentage of the average daily net assets) as shown.

                                                 FIRST $250    NEXT $250    OVER $500
                        FUND                       MILLION      MILLION      MILLION
                        ----                     ----------    ---------    ---------
      Equity Income I                               0.60%         0.55%        0.50%



                        FUND                     FIRST $250 MILLION    OVER $250 MILLION
                        ----                     ------------------    -----------------
      High Yield II                                     0.625%               0.500%



                        FUND                     FIRST $2 BILLION    OVER $2 BILLION
                        ----                     ----------------    ---------------
      Income                                           0.50%               0.45%
      Mortgage Securities                              0.50                0.45



                                                 FIRST $1    NEXT $1    NEXT $1    OVER $3
                        FUND                      BILLION    BILLION    BILLION    BILLION
                        ----                     --------    -------    -------    -------
      MidCap Stock                                 0.75%       0.70%      0.65%      0.60%



                                                 FIRST $200    NEXT $300    OVER $500
                        FUND                       MILLION      MILLION      MILLION
                        ----                     ----------    ---------    ---------
      Short-Term Income                             0.50%         0.45%        0.40%



                                                 FIRST $500    NEXT $500    OVER $1
                        FUND                       MILLION      MILLION     BILLION
                        ----                     ----------    ---------    -------
      West Coast Equity                             0.625%       0.500%      0.375%



                                             FIRST $500   NEXT $500   NEXT $1   NEXT $1   NEXT $1   NEXT $1   OVER $5
                       FUND                    MILLION     MILLION    BILLION   BILLION   BILLION   BILLION   BILLION
                       ----                  ----------   ---------   -------   -------   -------   -------   -------
      SAM Balanced Portfolio*                   0.55%        0.50%      0.45%     0.40%     0.35%     0.30%     0.25%
      SAM Conservative Balanced Portfolio*      0.55         0.50       0.45      0.40      0.35      0.30      0.25
      SAM Conservative Growth Portfolio*        0.55         0.50       0.45      0.40      0.35      0.30      0.25
      SAM Flexible Income Portfolio*            0.55         0.50       0.45      0.40      0.35      0.30      0.25
      SAM Strategic Growth Portfolio*           0.55         0.50       0.45      0.40      0.35      0.30      0.25
        * Breakpoints based on aggregate SAM Portfolio net assets


A discussion regarding the basis for the Board of Directors approving the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2006 and in the annual report to shareholders for the fiscal year ended October 31, 2006.

The Fund and Principal, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with the Manager, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may:
- hire one or more Sub-Advisors;
- change Sub-Advisors; and
- reallocate management fees between itself and Sub-Advisors.


Principal Investors Fund                       MANAGEMENT OF THE FUNDS       215
www.principal.com



Principal will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

DISTRIBUTION AGREEMENTS

Principal may pay compensation, from its own resources, to certain financial intermediaries for the distribution, promotion, and sale of Fund shares. If one mutual fund sponsor makes greater distribution assistance payments than another, your investment representative or his or her financial intermediary may have an incentive to recommend one fund complex over another.

PRICING OF FUND SHARES

Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading, generally New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in good order by us at our transaction processing center in Canton, Massachusetts. In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):
  - on a day that the NYSE is open and
  - prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For all Funds, except the Money Market Fund, the share price is calculated by:
- taking the current market value of the total assets of the Fund
- subtracting liabilities of the Fund
- dividing the remainder proportionately into the classes of the Fund
- subtracting the liability of each class
- dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.

NOTES:
- If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
- A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund's NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are

216       PRICING OF FUND SHARES                        Principal Investors Fund
                                                                  1-800-222-5852



  also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated.

  Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

  The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

- Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Shares may be purchased from Princor, the Fund's principal underwriter for Institutional Class shares. There are no sales charges on Institutional Class shares of the Fund. There are no restrictions on amounts to be invested in Institutional Class shares of the Fund.

Shareholder accounts for the Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Fund as evidence of ownership of Fund shares. Share certificates are not issued.

The Fund may reject or cancel any purchase orders for any reason. For example, the Fund does not permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from market timers or investors that, in Principal's opinion, may be disruptive to the Fund. For these purposes, Principal may consider an investor's trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.

Effective the close of business of September 1, 2007, the SmallCap Blend Fund (the "fund") closed to new investors. Those who were fund shareholders on September 1, 2007 may, however, continue to purchase shares in fund accounts in existence at that time. Principal may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.

REDEMPTION OF FUND SHARES

You may redeem shares of the Fund upon request. There is no charge for the redemption. Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.


Principal Investors Fund                       PURCHASE OF FUND SHARES       217
www.principal.com



DISTRIBUTIONS IN KIND. Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

REDEMPTION FEES. The Fund board of directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in "Exchange of Fund Shares."

EXCHANGE OF FUND SHARES

An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. A shareholder, including a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange Fund shares under certain circumstances. In addition to any restrictions an intermediary or an employee benefit plan imposes, Fund shares may be exchanged, without charge, for shares of any other Fund of Principal Investors Fund, provided that:
- the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund,
- the share class of such other Fund is available through the plan, and
- the share class of such other Fund is available in the shareholder's state of residence.

All exchanges completed on the same day are considered a single exchange for purposes of this exchange limitation. In addition, the Fund will reject an order to purchase shares of any Fund, except shares of the Money Market Fund, if the shareholder redeemed shares from that Fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions.

If Fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange restriction described above, Fund management may waive this restriction in lieu of the exchange limitation that the intermediary is able to impose if, in management's judgment, such limitation is reasonably likely to prevent excessive trading in Fund shares. In order to prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.

DIVIDENDS AND DISTRIBUTIONS

The Funds pay their net investment income to shareholders of record on the business day prior to the payment date. The payment schedule is as follows:
- The Preferred Securities Fund pays its net investment income on a monthly basis. The payment date is the last business day of each month.
- The SAM Flexible Income, SAM Conservative Balanced, and SAM Balanced Portfolios and the Global Real Estate Securities and Real Estate Securities Funds each pay their net investment income on a quarterly basis. The payment date is the last business day of March, June, September, and December.
- The other Funds (except Bond & Mortgage Securities, Government & High Quality Bond, High Yield II, Inflation Protection, Income, Money Market, Mortgage Securities, Short-Term Bond, Short-term Income, and Ultra Short Bond) pay their net investment income on an annual basis. The payment date is the last business day of the year.

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


 218       EXCHANGE OF FUND SHARES                      Principal Investors Fund
                                                                  1-800-222-5852



Dividend and capital gain distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

To the extent that distributions paid by the Funds are comprised of something other than income or capital gains, such as a return of capital, a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and should not be reported for tax purposes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund.

The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

The Bond & Mortgage Securities, Government & High Quality Bond, High Yield II, Inflation Protection, Income, Mortgage Securities, Short-Term Income, and Ultra Short Bond Fund declares dividends of its net investment income each day its shares are priced. Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates, consequently, differences, if any, will be included in the calculation of subsequent dividends. On the last business day of each month (or the previous business day) the Fund will pay out its accumulated declared dividends.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for frequent trading or market timing activity. The funds do not knowingly accommodate frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

We consider frequent trading and market timing activities to be abusive trading practices because they:
- Disrupt the management of the Funds by
  - forcing the Fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund and
  - causing unplanned portfolio turnover;
- Hurt the portfolio performance of the Fund; and
- Increase expenses of the Fund due to
  - increased broker-dealer commissions and
  - increased recordkeeping and related costs.

Certain Funds may be at greater risk for abusive trading practices. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Fund. The potential negative impact and harms of undetected excessive trading in shares of the underlying funds in which the Principal LifeTime

Principal Investors Fund            FREQUENT PURCHASES AND REDEMPTIONS       219
www.principal.com



Funds or Strategic Asset Management Portfolios invest could flow through to the Principal LifeTime Funds and Strategic Asset Management Portfolios as they would for any fund shareholder.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
- Rejecting exchange instructions from shareholder or other person authorized by the shareholder to direct exchanges;
- Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
- Limiting the number of exchanges during a year;
- Requiring a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption); and
- Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange. We will give you notice in writing in this instance.

FUND ACCOUNT INFORMATION

ORDERS PLACED BY INTERMEDIARIES
Principal Investors Fund may have an agreement with your intermediary, such as a broker-dealer, third party administrator, or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries ("sub-designees") to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund, and pays for it in accordance with the agreement, the Fund will price the order at the next NAV it computes after your intermediary or sub-designee received your order. NOTE: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.

SIGNATURE GUARANTEES
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
- if you sell more than $100,000 from any one Fund;
- if a sales proceeds check is payable to other than the account shareholder(s);
- to change ownership of an account;
- to add telephone transaction services and/or wire privileges to an existing account;
- to change bank account information designated under an existing telephone withdrawal plan;
- to exchange or transfer among accounts with different ownership; and
- to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 30 days.


 220       FUND ACCOUNT INFORMATION                     Principal Investors Fund
                                                                  1-800-222-5852



RESERVATION OF RIGHTS
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share class described herein. Shareholders will be notified of any such action to the extent required by law.

FINANCIAL STATEMENTS
Shareholders will receive annual financial statements for the Funds, audited by the Funds' independent registered public accounting firm, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited.

PORTFOLIO HOLDINGS INFORMATION

The Fund will publish month-end portfolio holdings information for the Funds described in this Prospectus on the principal.com website and the PrincipalFunds.com website on the last business day of the following month. The information will include all of each Fund's holdings, and may include information regarding the top ten holdings as well. The information will remain on the website until the Fund files portfolio holding information with the SEC for a period that includes the date on which the holdings are published on the websites. Also, from time to time, information relating to the impact of specific events, such as national disasters, corporate debt defaults, or similar events, on a Fund's portfolio will be published on the website. In addition, composite portfolio holdings information for the Money Market Fund is published each week as of the prior week on the principalglobal.com website.

Third parties who need portfolio holdings information to provide services to the Funds may be provided such information prior to its posting on the website, solely for legitimate business purposes and subject to confidentiality agreements. A description of the Funds' policies and procedures with respect to the disclosure of the portfolio securities is available in the Funds' Statement of Additional Information.


Principal Investors Fund                PORTFOLIO HOLDINGS INFORMATION       221
www.principal.com



FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund's financial statements, is included in Principal Investors Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2006, which is available upon request, and incorporated by reference into the SAI.

To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-222-5852



THE FINANCIAL HIGHLIGHTS WILL BE ADDED BY AMENDMENT

 222       FINANCIAL HIGHLIGHTS                         Principal Investors Fund
                                                                  1-800-222-5852



ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated February 29, 2008, which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Statement of Additional Information and the Fund's annual and semiannual reports can be obtained free of charge by writing Princor Financial Services Corporation, Principal Funds, PO Box 8024 Boston MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semiannual reports available, free of charge, on our website. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-547-7754.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

                Principal Investors Fund, Inc. SEC File 811-07572


Principal Investors Fund                        ADDITIONAL INFORMATION       223
www.principal.com



APPENDIX A

SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors affect that value, and it is possible that you may lose money by investing in the Funds. Factors that may adversely affect a particular Fund as a whole are called "principal risks." The principal risks of investing in the Funds are stated above as to each Fund in the Fund's description. Each of these risks is summarized below. The first four risks described below - credit and counterparty risk, liquidity risk, management risk, and market risk - apply to all the Funds. The remaining risks apply to certain of the Funds as described previously. Additional information about the Funds, their investments, and the related risks is located under "Certain Investment Strategies and Related Risks" and in the Statement of Additional Information.

RISKS COMMON TO ALL OF THE FUNDS

CREDIT AND COUNTERPARTY RISK
Each of the funds is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

LIQUIDITY RISK
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGEMENT RISK
Each of the funds is actively managed by its investment advisor or sub-advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub-advisor(s) to make investment decisions that are suited to achieving the fund's investment objective. If the advisor's or sub-advisor(s)' strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

MARKET RISK
The value of a fund's portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

ADDITIONAL RISKS APPLICABLE TO CERTAIN FUNDS

ACTIVE TRADING RISK
A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund's brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

DERIVATIVES RISK
Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund's use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.


 224       APPENDIX A                                   Principal Investors Fund
                                                                  1-800-222-5852



EMERGING MARKET RISK
Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

EQUITY SECURITIES RISK
Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

EURODOLLAR AND YANKEE OBLIGATIONS RISK
Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that a foreign government will not let U.S. dollar-denominated assets leave the country, the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and adverse political or economic developments will affect investments in a foreign country.

EXCHANGE RATE RISK
Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds' foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

FIXED-INCOME SECURITIES RISK
Fixed-income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

FOREIGN SECURITIES RISK
Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund's investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

GEOGRAPHIC CONCENTRATION RISK
Funds that invest significant portions of their assets in concentrated geographic areas such as a particular state or region of the U.S. have more exposure to local or regional economic risks than funds that invest more broadly.


Principal Investors Fund                                    APPENDIX A       225
www.principal.com



GROWTH STOCK RISK
Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A fund's strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

HIGH YIELD SECURITIES RISK
Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." While these securities generally provide greater income potential than investments in higher rated fixed-income securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt. High yield securities generally involve greater price volatility and may be less liquid than higher rated fixed-income securities. High yield securities are considered speculative by the major credit rating agencies.

INITIAL PUBLIC OFFERINGS ("IPOS") RISK
There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

INVESTMENT COMPANY SECURITIES RISK
Certain funds invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including investment advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities.

MARKET SEGMENT RISK
Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:
  - MidCap: A fund's strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.
  - LargeCap: A fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.
  - SmallCap: A fund's strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

MID CAP STOCK RISK
Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

MUNICIPAL SECURITIES RISK
Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of funds investing in such securities. Funds that invest in municipal securities are also subject to the risk that some or all of the interest they receive from such securities might become taxable by law or determined by the Internal Revenue Service (or the relevant state's tax authority) to be taxable, in which event the value of such funds' investments would likely decline.


 226       APPENDIX A                                   Principal Investors Fund
                                                                  1-800-222-5852



NON-DIVERSIFICATION RISK
A fund that is non-diversified may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect the fund's performance.

PORTFOLIO DURATION RISK
Portfolio duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

PREPAYMENT RISK
Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

REAL ESTATE SECURITIES RISK
Real estate investment trusts ("REITs") or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependent on management skills and generally are not diversified. Equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage
REITs:
  - may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
  - may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments);
  - are subject to cash flow dependency and defaults by borrowers; and
  - could fail to qualify for tax-free pass-through of income under the Internal Revenue Code.

SECTOR RISK
When a fund's investments are concentrated in a particular industry or sector of the economy (e.g., real estate, technology, financial services), they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. Funds concentrating in a particular industry sector tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. A fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting that industry or sector.

SECURITIES LENDING
The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

SMALL COMPANY RISK
Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

UNDERLYING FUND RISK
The Principal LifeTime Funds and the Strategic Asset Management ("SAM") Portfolios operate as funds of funds and invest principally in underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so.

Principal Investors Fund                                    APPENDIX A       227
www.principal.com



This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expenses for that fund.

Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the underlying Funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub-Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2006.

                            PRINCIPAL LIFETIME FUNDS

                                                                                            PRINCIPAL
                                     PRINCIPAL  PRINCIPAL  PRINCIPAL  PRINCIPAL  PRINCIPAL   LIFETIME
                                      LIFETIME   LIFETIME   LIFETIME   LIFETIME   LIFETIME  STRATEGIC
          UNDERLYING FUND               2010       2020       2030       2040       2050      INCOME   TOTAL
          ---------------            ---------  ---------  ---------  ---------  ---------  ---------  -----
Bond & Mortgage Securities             16.87%     23.70%     13.86%      4.38%      1.11%      7.61%   67.54%
Disciplined LargeCap Blend             10.16      27.92      25.91      12.99       6.55       1.96    85.49
Inflation Protection                    7.23                                                   4.32    11.55
International Emerging Markets          2.21       5.82       5.67       2.45       1.12               17.28
International Growth                    5.01      14.89      15.65       7.46       4.00       1.17    48.18
Large Cap Growth                        4.66      11.72      11.69       6.35       3.12       0.99    38.53
LargeCap Value                          4.38      11.09      11.32       6.21       2.92       0.94    36.85
Partners International                  1.55       3.26       3.18       1.68       0.81       0.27    10.75
Partners LargeCap Blend I               3.30      10.50       8.72       4.39       2.17       0.76    29.84
Partners LargeCap Growth I              1.13       2.17       2.42       1.46       0.66       0.20     8.05
Partners LargeCap Growth II             3.54       9.07       9.05       4.97       2.36       0.68    29.68
Partners LargeCap Value                 2.08       5.03       5.06       2.71       1.38       0.44    16.69
Partners LargeCap Value I               1.40       3.31       3.33       1.62       0.80               10.45
Partners MidCap Growth                             1.75       2.18       1.10       0.61                5.64
Partners MidCap Value I                            1.12       1.39       0.70       0.39                3.60
Partners SmallCap Growth I                                    6.45       4.66       2.60               13.71
Partners SmallCap Growth III            2.36      13.51      13.60       7.71       4.14               41.33
Partners SmallCap Value I                                     1.74       1.26       0.78                3.78
Preferred Securities                   16.04      29.94      16.44       4.98       1.51       6.60    75.51
Real Estate Securities                  6.82      12.50       8.56       2.68       0.66       2.04    33.26
SmallCap S&P 600 Index                 10.03      11.45       9.11       5.08       2.22       2.22    40.11
SmallCap Value                          2.66      14.16      14.47       8.18       4.41               43.89
Ultra Short Bond                       31.81                                                  30.57    62.38




 228       APPENDIX A                                   Principal Investors Fund
                                                                  1-800-222-5852



The following table shows the percentage of the outstanding shares of the Underlying Funds owned by the SAM Portfolios as of October 31, 2006.

                    STRATEGIC ASSET MANAGEMENT PORTFOLIOS(1)

                                              FLEXIBLE  CONSERVATIVE            CONSERVATIVE  STRATEGIC
                  UNDERLYING FUND              INCOME     BALANCED    BALANCED     GROWTH       GROWTH   TOTAL
                  ---------------             --------  ------------  --------  ------------  ---------  -----
      REIT Fund                                  1.87%       2.85%      30.86%      33.33%      20.35%   89.26%
      Equity Income Fund                         1.05        1.56       15.06       16.28       10.55    44.50
      Growth & Income Fund                       2.29        2.25       24.33       26.28       17.08    72.23
      West Coast Equity Fund                     0.59        1.33       14.44       15.36       10.65    42.37
      Mid Cap Stock Fund                         2.53        2.25       24.25       25.50       19.09    73.62
      Growth Fund                                2.65        2.68       30.98       31.32       22.45    90.08
      Small Cap Value Fund                       3.17        2.58       31.01       34.95       22.92    94.63
      Small Cap Growth Fund                      2.40        1.87       22.60       25.72       16.91    69.50
      International Growth Fund                              2.85       31.54       31.83       22.33    88.55
      Short Term Income Fund                    42.88       15.20       18.55                            76.63
      U.S. Government Securities Fund           15.77        9.88       46.79       16.36                88.80
      Income Fund                               17.72        9.47       39.71       12.24                79.14
      WM High Yield Fund                         4.97        3.25       18.66        8.43        8.25    43.56



 (1) Each of the Strategic Asset Management Portfolios and each of the underlying funds in the table below began operations on January 12, 2007. Each is a successor fund to a portfolio managed by WM Advisors prior to that date.

One or more of the SAM Portfolios intend to invest in the Diversified International, Disciplined LargeCap Blend, Equity Income I, LargeCap Growth, SmallCap Growth, and SmallCap Value Funds, and may acquire a significant percentage of the underlying funds' outstanding shares.

U.S. GOVERNMENT SECURITIES RISK
U.S. government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of a fund's securities do not affect interest income on securities already held by the fund but are reflected in the fund's price per share. Since the magnitude of these fluctuations generally is greater at times when a fund's average maturity is longer, under certain market conditions a fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

U.S. GOVERNMENT SPONSORED SECURITIES RISK
A fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

VALUE STOCK RISK
A fund's investments in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. A fund's strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.


Principal Investors Fund                                    APPENDIX A       229
www.principal.com



APPENDIX B

DEFINITIONS OF THE INDICES REFERENCED IN THIS PROSPECTUS

The performance tables included in the prospectus provide performance information of various indices. These indices are described in this appendix. An investment cannot be made directly in the indices and the indices' performance figures do not include any commissions or sales charges that would be paid by investors purchasing the securities represented by the indices.

6 MONTH LIBOR (LONDON INTERBANK OFFERED RATE) INDEX is an average of the interest rate of U.S. dollar deposits, known as Eurodollars, of a stated maturity.

CITIGROUP BROAD MARKET (BMI) GLOBAL EX-US INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of US $100 million and above.

CITIGROUP BROAD INVESTMENT-GRADE BOND INDEX measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities, and includes institutionally traded U.S. Treasury, government-sponsored, mortgage-backed, asset-backed, and investment-grade securities.

CITIGROUP U.S. HIGH YIELD MARKET CAPPED INDEX uses the U.S. High Yield Market Index as its foundation, imposing a cap on the par amount of each issuer at US $5 billion.

CITIGROUP MORTGAGE INDEX represents the mortgage-backed securities component of Citigroup's Broad Investment-Grade Bond Index. It consists of 30- and 15-year agency-issued (Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC")) pass-through securities as well as FNMA and FHLMC balloon mortgages.

CITIGROUP WORLD EX-US BROAD MARKET (BMI) GROWTH INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with growth characteristics and an available free float market cap of US $100 million and above.

FTSE-EPRA-NAREIT GLOBAL REAL ESTATE SECURITIES INDEX is designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, disposure and development of income-producing real estate. For a company to be eligible for inclusion in the index series it must fulfill certain requirements which are specific per geographic region.

LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities
(MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA, and FHLMC.

LEHMAN BROTHERS HIGH YIELD COMPOSITE BOND INDEX is an unmanaged index of all publicly issued fixed, dollar-denominated, SEC-registered corporate debt rated Ba1 or lower with at least $100 million outstanding and one year or more to maturity.

LEHMAN BROTHERS 1-3 GOVERNMENT/CREDIT BOND INDEX represents a combination of the Government and Corporate Bond indices with maturities between one and three years.

LEHMAN BROTHERS U.S. TREASURY BELLWETHERS 3 MONTH INDEX is composed of public obligations of the U.S. Treasury with a maturity of three months.

LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged index of investment-grade, tax-exempt bonds which have been issued within the last five years and which have at least one year to maturity.


 230       APPENDIX B                                   Principal Investors Fund
                                                                  1-800-222-5852



LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.

LEHMAN BROTHERS U.S. TREASURY TIPS (TREASURY INFLATION PROTECTION SECURITIES) INDEX is an unmanaged index of inflation-protected U.S. Treasury securities that will mature in one year or longer.

MERRILL LYNCH HYBRID PREFERRED SECURITIES INDEX is an unmanaged index of investment grade, exchange-traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD INDEX (ACWI) EX-US is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the US.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA, AND FAR
EAST) INDEX is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is an unmanaged index that measures the stock returns of companies in 26 developing countries.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) US REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD EX US GROWTH INDEX measures global developed market equity performance of growth securities outside of the United States. It is comprised of half the securities in the MSCI World ex U.S. Index, with half of the market capitalization of each country index in the Growth Index (the other half is in the Value Index).

MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.

MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY AVERAGE is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.

MORNINGSTAR FOREIGN LARGE BLEND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.

MORNINGSTAR FOREIGN LARGE GROWTH CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.

MORNINGSTAR HIGH YIELD BOND CATEGORY consists of High-Yield bond funds which concentrate on lower-quality bonds. These funds generally offer higher yields than other types of funds - but they are also more vulnerable to economic and credit risk.

MORNINGSTAR INFLATION PROTECTED BOND CATEGORY primarily invest in fixed-income securities that increase coupon and/or principal payments at the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer of these types of securities. Most of these portfolios buy bonds with intermediate- to long-term maturities.

MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.

MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY AVERAGE is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.


Principal Investors Fund                                    APPENDIX B       231
www.principal.com



MORNINGSTAR LARGE BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

MORNINGSTAR LARGE GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.

MORNINGSTAR LARGE VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more stable stock prices.

MORNINGSTAR MID-CAP BLEND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

MORNINGSTAR MID-CAP GROWTH CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.

MORNINGSTAR MID-CAP VALUE CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.

MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.

MORNINGSTAR SHORT-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt which have durations between 1 and 3.5 years.

MORNINGSTAR SMALL BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.

MORNINGSTAR SMALL GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.

MORNINGSTAR SMALL VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.

MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.

MORNINGSTAR TARGET DATE CATEGORY AVERAGE portfolios provide diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. These portfolios get more conservative as the goal date approaches by investing more in bonds and cash. Investment managers structure these portfolios differently; two funds with the same goal year may have different allocations to equities and therefore different levels of return and risk.

MORNINGSTAR ULTRA-SHORT BOND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of bond mutual funds that invest primarily in investment-grade U.S. fixed-income issues and have durations of less than one year.

MORNINGSTAR WORLD STOCK CATEGORY AVERAGE invests the majority of its assets in the U.S., Europe, and Japan, with the remainder divided among the globe's smaller markets. These portfolios typically have 20%-60% of assets in U.S. stocks.


 232       APPENDIX B                                   Principal Investors Fund
                                                                  1-800-222-5852



RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.

RUSSELL 1000 VALUE INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.

RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.

RUSSELL 2000 INDEX is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.

RUSSELL 2000 VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2500 GROWTH INDEX is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Growth Index with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 3000 INDEX is an unmanaged index that is the combination of Russell 1000 Index and the Russell 2000 Index.

RUSSELL MIDCAP INDEX is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.

RUSSELL MIDCAP GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.

RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.

S&P 500 STOCK INDEX (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility, and transportation companies.

S&P MIDCAP 400 INDEX is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.

S&P SMALLCAP 600 INDEX is an unmanaged index that consists of 600 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.


Principal Investors Fund                                    APPENDIX B       233
www.principal.com



APPENDIX C

RELATED PERFORMANCE OF THE SUB-ADVISORS

Some Funds have limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions, and other mutual funds. This data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.

On the following pages "composite performance" is shown for each Sub-Advisor with regard to all similarly managed accounts. The composite performance is computed based upon the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies, and strategies to the corresponding Fund. The composite results are net highest fees and expenses possibly incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses specific to the Principal Investors Fund, Inc., performance numbers shown would differ. Although the Principal Investors Fund, Inc. and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that the Principal Investors Fund, Inc. will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charges, expenses, asset sizes, and cash flows between the Fund and its Related Accounts. Fund performance is displayed when available, otherwise composite performance is displayed.

Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports, or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.

Some of the accounts included in the composites are not mutual funds registered under the Investment Company Act of 1940 ("1940 Act"). Those accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.

The following pages contain information on the historical performance of some of the Fund's Institutional Class shares. The date that these shares were first offered for sale is shown. The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.

Current performance may be lower or higher than the performance data shown.


 234       APPENDIX C                                   Principal Investors Fund
                                                                  1-800-222-5852

                         PRINCIPAL INVESTORS FUND, INC.

                                  (THE "FUND")

                       STATEMENT OF ADDITIONAL INFORMATION

                             dated February 29, 2008

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectuses. The Fund's prospectuses, dated February 29, 2008, which we may amend from time to time, contain the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.

The audited financial statements, schedules of investments and auditor's report included in the Fund's Annual Report to Shareholders, for the fiscal year ended October 31, 2006 are hereby incorporated by reference into and are legally a part of this SAI.

For a free copy of the current prospectus or annual report, call 1-800-222-5852 or write:

    Principal Investors Fund, Inc.
    Principal Financial Group
    Des Moines, IA 50392

The prospectuses for Classes A, B, and C shares, Class J shares, Select, Preferred, Advisors Signature, Advisors Select, and Advisors Preferred share classes may be viewed at www.Principal.com.

                                TABLE OF CONTENTS


Fund History.....................................................................    3

Description of the Fund's Investments and Risks..................................    6

Management.......................................................................   33

Control Persons and Principal Holders of Securities..............................   42

Investment Advisory and Other Services...........................................  106

Multiple Class Structure.........................................................  124

Brokerage Allocation and Other Practices.........................................  128

Purchase and Redemption of Shares................................................  148

Pricing of Fund Shares...........................................................  149

Taxation of the Funds............................................................  151

Portfolio Holdings Disclosure....................................................  153

Proxy Voting Policies............................................................  155

Financial Statements.............................................................  155

General Information..............................................................  156

Disclosure Regarding Portfolio Managers..........................................  156

Appendix A - Description of Bond Ratings.........................................  157

Appendix B - Proxy Voting Policies...............................................  160

Appendix C - Portfolio Manager Information.......................................  161




 2                                                      Principal Investors Fund
                                                                  1-800-222-5852

FUND HISTORY

The Principal Investors Fund ("the Registrant" or the "Fund") is a registered, open-end management investment company, commonly called a mutual fund. The Fund consists of multiple investment portfolios which are referred to as "Funds." Each portfolio operates for many purposes as if it were an independent mutual fund. Each portfolio has its own investment objective, strategy, and management team. Each of the Funds is diversified except California Municipal Fund, Global Real Estate Securities Fund, Preferred Securities Fund, Real Estate Securities, and Tax-Exempt Bond Fund I which are non-diversified.

The Fund was organized as the Principal Special Markets Fund, Inc. on January 28, 1993 as a Maryland corporation. The Fund changed its name to Principal Investors Fund, Inc. effective September 14, 2000. The Fund will be changing its name to Principal Funds, Inc. effective June 16, 2008.

The Articles of Incorporation have been amended from time to time. Some amendments added or changed the names of Funds or added classes of shares. Those amendments are as follows:
- September 14, 2000 to add the Bond & Mortgage Securities, Government Securities, High Quality Intermediate Term Bond, High Quality Long Term Bond, High Quality Short Term Bond, International I, International II, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Real Estate, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth I, Partners SmallCap Growth II, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index and SmallCap Value Funds;
- December 13, 2000 to add the Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income Funds (referred to herein as the "Principal LifeTime" Funds), and Partners SmallCap Value Fund;
- March 14, 2001 to add the Capital Preservation Fund;
- April 17, 2002 to add the Preferred Securities Fund;
- September 26, 2002 to add the LargeCap Blend I, Partners LargeCap Growth, Partners SmallCap Blend, and Partners SmallCap Value I Funds and to change the name of the LargeCap Blend Fund to Partners LargeCap Blend Fund I;
- September 18, 2003 to add the Partners International, Partners MidCap Growth I, and Partners MidCap Value I Funds;
- February 3, 2004 to change the name of the Real Estate Fund to Real Estate Securities Fund;
- March 8, 2004 to add the Partners LargeCap Value Fund I, Partners SmallCap Growth Fund III, and Partners SmallCap Value Fund II;
- June 21, 2004 to add the High Yield Fund and the Partners LargeCap Value Fund II;
- September 13, 2004 to add Inflation Protection Fund and Partners MidCap Growth Fund II;
- December 16, 2004 to add the Equity Income, Partners Global Equity and Tax-Exempt Bond Funds, change the name of International Fund I to Diversified International, change the name of International II to International Growth, and change the name of LargeCap Blend I to Disciplined LargeCap Blend;
- May 23, 2005 to change the name of the Capital Preservation Fund to Ultra Short Bond Fund;
- September 30, 2005 to change the name of the High Quality Short-Term Bond Fund to Short-Term Bond Fund;
- September 30, 2005 to change the name of the Government Securities Fund to Government & High Quality Bond Fund;
- September 20, 2006 to add the California Insured Intermediate Municipal Fund, California Municipal Fund, Equity Income Fund I, High Yield Fund II, Income Fund, MidCap Stock Fund, Mortgage Securities Fund, Short-Term Income Fund, Strategic Asset Management Balanced Portfolio, Strategic Asset Management Conservative Balanced Portfolio, Strategic Asset Management Conservative Growth Portfolio, Strategic Asset Management Flexible Income Portfolio, Strategic Asset Management Strategic Growth Portfolio, Tax-Exempt Bond Fund I, and West Coast Equity Fund. The California Insured Intermediate Municipal Fund, California Municipal Fund, Equity Income Fund I, High Yield Fund II, Income Fund, MidCap Stock Fund, Mortgage Securities Fund, Short-Term Income Fund, Strategic Asset Management Balanced Portfolio, Strategic Asset Management Conservative Balanced Portfolio, Strategic Asset Management Conservative Growth Portfolio, Strategic Asset Management Flexible Income Portfolio, Strategic Asset Management Strategic Growth Portfolio, Tax-Exempt Bond Fund I, and West Coast Equity Fund are each successors to the following series of WM Trust I, WM Trust II, or WM Strategic Asset Management Portfolios, LLC, as of January 12, 2007.


Principal Investors Fund                                    FUND HISTORY       3
www.Principal.com

SUCCESSOR FUND                          PREDECESSOR FUND
--------------                          ----------------
California Insured Intermediate         California Insured Intermediate Municipal
  Municipal                             (WM Trust II)
California Municipal                    California Municipal (WM Trust II)
Equity Income I                         Equity Income (WM Trust I)
High Yield II                           High Yield (WM Trust I)
Income                                  Income (WM Trust I)
MidCap Stock                            Mid Cap Stock (WM Trust I)
Mortgage Securities                     U.S. Government Securities (WM Trust I)
Short-Term Income                       Short Term Income (WM Trust II)
                                        Strategic Asset Management Portfolios
Strategic Asset Management Portfolios   (WM Strategic Asset Management Portfolios,
                                        LLC)
     Balanced Portfolio                      Balanced Portfolio
     Conservative Balanced Portfolio         Conservative Balanced Portfolio
     Conservative Growth Portfolio           Conservative Growth Portfolio
     Flexible Income Portfolio               Flexible Income Portfolio
     Strategic Growth Portfolio              Strategic Growth Portfolio
Tax-Exempt Bond I                         Tax-Exempt Bond (WM Trust I)
West Coast Equity                         West Coast Equity (WM Trust I)


  The WM Trust I Funds identified in the above table, other than the Mid Cap Stock and High Yield Funds, are successors to the following Washington corporations, or series thereof, which commenced operations in the years indicated and made up the group of mutual funds known as the "Composite Funds": Composite U.S. Government Securities, Inc. (predecessor to the U.S. Government Securities Fund) (1982); Composite Income Fund, Inc. (predecessor to the Income Fund) (1975); Composite Tax-Exempt Bond Fund, Inc. (predecessor to the Tax-Exempt Bond Fund) (1976); Composite Northwest Fund, Inc. (predecessor to the West Coast Equity Fund) (1986); and Composite Bond & Stock Fund, Inc. (predecessor to the Equity Income Fund) (1939).

  Each of the Composite Funds was reorganized as a series of WM Trust I, a Massachusetts Business Trust, on March 20, 1998. In connection with this reorganization, the Trust, which conducted no operations prior to that date, changed its name to WM Trust I. The High Yield Fund was organized on March 23, 1998, and the Mid Cap Stock Fund was organized on March 1, 2000.

  Prior to March 20, 1998, the name of WM Trust II, a Massachusetts Business Trust, was "Sierra Trust Funds" and the name of WM Strategic Asset Management Portfolios, a Massachusetts Limited Liability Company, was "Sierra Asset Management Portfolios." On July 16, 1999, each Portfolio succeeded to a corresponding fund of the same name that was a series of WM Strategic Asset Management Portfolios. These Trusts were part of a family of mutual funds known as the "Sierra Funds."

  Prior to March 1, 2002, the West Coast Equity Fund was known as the Growth Fund of the Northwest and prior to March 1, 2000, it was known as the Northwest Fund. Prior to August 1, 2000, the Conservative Balanced Portfolio was known as the Income Portfolio and the Equity Income Fund was known as the Bond & Stock Fund. Prior to March 1, 2000, the Short Term Income Fund was known as the Short Term High Quality Bond Fund. Prior to March 20, 1998, the Flexible Income Portfolio was known as the Sierra Value Portfolio, the Conservative Balanced Portfolio was known as the Sierra Income Portfolio, the Balanced Portfolio was known as the Sierra Balanced Portfolio, the Conservative Growth Portfolio was known as the Sierra Growth Portfolio, and the Strategic Growth Portfolio was known as the Sierra Capital Growth Portfolio.

- September 13, 2007 to add the Global Real Estate Securities Fund.
- _________, 2007 to add Principal Life Time 2015, Principal Life Time 2025, Principal Life Time 2035, Principal LifeTime 2045, and Principal Life Time 2055 Funds.


 4       FUND HISTORY                                   Principal Investors Fund
                                                                  1-800-222-5852

Classes offered by each Fund are shown in the table below.

                                      CLASS  CLASS  CLASS  CLASS   ADVISORS  ADVISORS   ADVISORS
              FUND NAME                 A      B      C      J    PREFERRED   SELECT   SIGNATURE  PREFERRED  SELECT  INSTITUTIONAL
              ---------               -----  -----  -----  -----  ---------  --------  ---------  ---------  ------  -------------
  Bond & Mortgage Securities Fund       X      X      X      X        X          X         X          X         X          X
  California Municipal Fund             X      X      X
  Disciplined LargeCap Blend            X      X      X               X          X         X          X         X          X
  Diversified International Fund        X      X      X      X        X          X         X          X         X          X
  Equity Income Fund I                  X      X      X                                                                    X
  Global Real Estate Securities Fund    X             X                                                                    X
  Government & High Quality Bond
     Fund                               X      X      X      X        X          X         X          X         X          X
  High Quality Intermediate-Term
     Bond Fund                                               X        X          X         X          X         X          X
  High Yield Fund                                                                                                          X
  High Yield Fund II                    X      X      X                                                                    X
  Income Fund                           X      X      X                                                                    X
  Inflation Protection Fund             X             X      X        X          X         X          X         X          X
  International Emerging Markets
     Fund                               X      X      X      X        X          X         X          X         X          X
  International Growth Fund             X             X      X        X          X         X          X         X          X
  LargeCap Growth Fund                  X      X      X      X        X          X         X          X         X          X
  LargeCap S&P 500 Index Fund           X             X      X        X          X         X          X         X          X
  LargeCap Value Fund                   X      X      X      X        X          X         X          X         X          X
  MidCap Blend Fund                     X      X      X      X        X          X         X          X         X          X
  MidCap Growth Fund                                         X        X          X         X          X         X          X
  MidCap S&P 400 Index Fund                                  X        X          X         X          X         X          X
  MidCap Stock Fund                     X      X      X                                                                    X
  MidCap Value Fund                                          X        X          X         X          X         X          X
  Money Market Fund                     X      X      X      X        X          X         X          X         X          X
  Mortgage Securities Fund              X      X      X                                                                    X
  Partners Global Equity Fund                                         X          X         X          X         X          X
  Partners International Fund                                         X          X         X          X         X          X
  Partners LargeCap Blend Fund          X      X      X      X        X          X         X          X         X          X
  Partners LargeCap Blend Fund I        X      X      X      X        X          X         X          X         X          X
  Partners LargeCap Growth Fund I       X      X      X      X        X          X         X          X         X          X
  Partners LargeCap Growth Fund II      X             X      X        X          X         X          X         X          X
  Partners LargeCap Value Fund          X      X      X      X        X          X         X          X         X          X
  Partners LargeCap Value Fund I                                      X          X         X          X         X          X
  Partners LargeCap Value Fund II                                     X          X         X          X         X          X
  Partners MidCap Growth Fund           X      X      X      X        X          X         X          X         X          X
  Partners MidCap Growth Fund I         X             X               X          X         X          X         X          X
  Partners MidCap Growth Fund II                                      X          X         X          X         X          X
  Partners MidCap Value Fund            X      X      X      X        X          X         X          X         X          X
  Partners MidCap Value Fund I                                        X          X         X          X         X          X
  Partners SmallCap Blend Fund                                        X          X         X          X         X          X
  Partners SmallCap Growth Fund I                            X        X          X         X          X         X          X
  Partners SmallCap Growth Fund II      X      X      X      X        X          X         X          X         X          X
  Partners SmallCap Growth Fund III                                   X          X         X          X         X          X
  Partners SmallCap Value Fund                               X        X          X         X          X         X          X
  Partners SmallCap Value Fund I                                      X          X         X          X         X          X
  Partners SmallCap Value Fund II                                     X          X         X          X         X          X
  Preferred Securities Fund             X             X      X        X          X         X          X         X          X
  Principal LifeTime 2010 Fund          X             X      X        X          X         X          X         X          X
  Principal LifeTime 2015 Fund                                        X          X         X          X         X          X
  Principal LifeTime 2020 Fund          X      X      X      X        X          X         X          X         X          X
  Principal LifeTime 2025 Fund                                        X          X         X          X         X          X
  Principal LifeTime 2030 Fund          X      X      X      X        X          X         X          X         X          X
  Principal LifeTime 2035 Fund                                        X          X         X          X         X          X
  Principal LifeTime 2040 Fund          X      X      X      X        X          X         X          X         X          X

Principal Investors Fund                                    FUND HISTORY       5
www.Principal.com

                                      CLASS  CLASS  CLASS  CLASS   ADVISORS  ADVISORS   ADVISORS
              FUND NAME                 A      B      C      J    PREFERRED   SELECT   SIGNATURE  PREFERRED  SELECT  INSTITUTIONAL
              ---------               -----  -----  -----  -----  ---------  --------  ---------  ---------  ------  -------------
  Principal LifeTime 2045 Fund                                        X          X         X          X         X          X
  Principal LifeTime 2050 Fund          X      X      X      X        X          X         X          X         X          X
  Principal LifeTime 2055 Fund                                        X          X         X          X         X          X
  Principal LifeTime Strategic
     Income Fund                        X      X      X      X        X          X         X          X         X          X
  Real Estate Securities Fund           X      X      X      X        X          X         X          X         X          X
  SAM Balanced Portfolio                X      X      X      X        X          X         X          X         X          X
  SAM Conservative Balanced
     Portfolio                          X      X      X      X        X          X         X          X         X          X
  SAM Conservative Growth Portfolio     X      X      X      X        X          X         X          X         X          X
  SAM Flexible Income Portfolio         X      X      X      X        X          X         X          X         X          X
  SAM Strategic Growth Portfolio        X      X      X      X        X          X         X          X         X          X
  Short-Term Bond Fund                  X             X      X        X          X         X          X         X          X
  Short-Term Income Fund                X             X                                                                    X
  SmallCap Blend Fund                   X      X      X      X        X          X         X          X         X          X
  SmallCap Growth Fund                  X      X      X      X        X          X         X          X         X          X
  SmallCap S&P 600 Index Fund                                X        X          X         X          X         X          X
  SmallCap Value Fund                   X      X      X      X        X          X         X          X         X          X
  Tax-Exempt Bond Fund I                X      X      X
  Ultra Short Bond Fund                 X             X      X        X          X         X          X         X          X
  West Coast Equity Fund                X      X      X                                                                    X


Each class has different expenses. Because of these different expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, call the Principal Investors Fund at 1-800-222-5852.

DESCRIPTION OF THE FUND'S INVESTMENTS AND RISKS

FUND POLICIES
The investment objectives, investment strategies and the main risks of each Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those strategies and risks and the types of securities the Sub-Advisor can select for each Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The composition of each Fund and the techniques and strategies that the Sub-Advisor may use in selecting securities will vary over time. A Fund is not required to use all of the investment techniques and strategies available to it in seeking its goals.

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.

The investment objective of each Fund and, except as described below as "Fundamental Restrictions," the investment strategies described in this Statement of Additional Information and the prospectuses are not fundamental and may be changed by the Board of Directors without shareholder approval. The Fundamental Restrictions may not be changed without a vote of a majority of the outstanding voting securities of the affected Fund. The Investment Company Act of 1940, as amended, ("1940 Act") provides that "a vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of 1) more than 50% of the outstanding shares or 2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of a Fund will vote together as a single class except when otherwise required by law or as determined by the Board of Directors.


 6       DESCRIPTION OF THE FUNDS'INVESTMENTS AND RISKS Principal Investors Fund
                                                                  1-800-222-5852

With the exception of the diversification test required by the Internal Revenue Code, the Funds will not consider collateral held in connection with securities lending activities when applying any of the following fundamental restrictions or any other investment restriction set forth in each Fund's prospectus or Statement of Additional Information.

              -----------------------------------------------------

Bond & Mortgage Securities, California Municipal, Disciplined LargeCap Blend, Diversified International, Equity Income I, Global Real Estate Securities, Government & High Quality Bond, High Quality Intermediate-Term Bond, High Yield, High Yield II, Income, Inflation Protection, International Growth, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Stock, MidCap Value, Money Market, Mortgage Securities, Partners Global Equity, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners LargeCap Value II, Partners MidCap Growth, Partners MidCap Growth I, Partners MidCap Value, Partners MidCap Value I, Partners SmallCap Blend, Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Growth III, Partners SmallCap Value, Partners SmallCap Value I, Partners SmallCap Value II, Preferred Securities, Real Estate Securities, Short-Term Bond, Short-Term Income, SmallCap Blend, SmallCap Growth, SmallCap Value, SmallCap S&P 600 Index, Tax-Exempt Bond I, Ultra Short Bond, and West Coast Equity Funds

FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

 2) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps, and securities backed by physical commodities.

 3) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

 4) Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

 5) Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

 6) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund. This restriction does not apply to the California Municipal, Global Real Estate Securities, Preferred Securities, Real Estate Securities, or Tax-Exempt Bond I Funds.

 7) Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 8) Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. This restriction applies to the LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds except to the extent that the related Index also is so concentrated. This

Principal Investors Fund DESCRIPTION OF THE FUNDS' INVESTMENTS AND RISKS       7
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

    restriction does not apply to the Global Real Estate Securities, Preferred Securities, or Real Estate Securities Funds.

 9) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

NON-FUNDAMENTAL RESTRICTIONS
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

 1) Invest more than 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.

 2) Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts, options on futures contracts, and over-the-counter swap contracts are not deemed to be pledges or other encumbrances.

 3) Invest in companies for the purpose of exercising control or management.

 4) Invest more than 25% (35% for Preferred Securities Fund) of its assets in foreign securities, except that the Diversified International, Global Real Estate Securities, International Growth, International Emerging Markets, Money Market and Partners Global Equity Funds each may invest up to 100% of its assets in foreign securities, the LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds each may invest in foreign securities to the extent that the relevant index is so invested, and the California Municipal, Government & High Quality Bond, Mortgage Securities, and Tax-Exempt Bond I Funds may not invest in foreign securities.

 5) Invest more than 5% of its total assets in real estate limited partnership interests (except the Global Real Estate Securities and Real Estate Securities Funds).

 6) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Each Fund (except the Diversified International, Income, International Growth, and International Emerging Markets Funds) has also adopted the non-fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.

The Tax-Exempt Bond Fund I has also adopted a fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax.

The California Municipal Fund has adopted a fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in investments the income from which is exempt from federal income tax and California state personal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax and California state personal income tax. The Fund also has adopted a non-fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in municipal obligations.


 8       DESCRIPTION OF THE FUNDS'INVESTMENTS AND RISKS Principal Investors Fund
                                                                  1-800-222-5852

              -----------------------------------------------------

Partners MidCap Growth Fund II

FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Fund is a matter fundamental policy and may not be changed without shareholder approval. The Fund may not:

 1) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

 2) Issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the 1940 Act.

 3) Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

 4) Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

 5) Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

 6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

 7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

 8) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations, or other forms of debt instruments.

NON-FUNDAMENTAL RESTRICTIONS
The Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval.

 1) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

 2) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

 3) The Fund may not borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.


Principal Investors Fund DESCRIPTION OF THE FUNDS' INVESTMENTS AND RISKS       9
www.Principal.com

 4) The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

    For purposes of the Fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

 5) The Fund does not currently intend to acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

In addition to the Fund's fundamental and non-fundamental limitations discussed above, the Fund has also adopted a non-fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in securities of medium market capitalization companies. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.

              -----------------------------------------------------

Partners International Fund

FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Fund is a matter of fundamental policy and may not be changed without shareholder approval. The Fund may not:

 1) Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

 2) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, a) more than 5% of the Fund's total assets would be invested in the securities of that issuer or b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

 3) Borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

 4) Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 5) Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

 6) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

 7) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps, and securities backed by physical commodities.


 10  DESCRIPTION OF THE FUNDS' INVESTMENTS AND RISKS    Principal Investors Fund
                                                                  1-800-222-5852

 8) Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

NON-FUNDAMENTAL RESTRICTIONS
The Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to the Fund's present policy to:

 1) Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

 2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

 3) Purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

 4) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

              -----------------------------------------------------

Principal LifeTime 2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal LifeTime 2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050, Principal LifeTime 2055, and Principal LifeTime Strategic Income Funds and the Strategic Asset Management Portfolios (Balanced, Conservative Balanced, Conservative Growth, Flexible Income, and Strategic Growth Portfolios)

FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

 2) Purchase or sell commodities or commodities contracts except that the Fund may invest in underlying funds that may purchase or write interest rate, currency, and stock and bond index futures contracts and related options thereon.

 3) Purchase or sell real estate or interests therein, although the Fund may purchase underlying funds which purchase securities of issuers that engage in real estate operations and securities secured by real estate or interests therein.

 4) Borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

 5) Make loans, except that the Fund may a) purchase underlying funds which purchase and hold debt obligations and b) enter into repurchase agreements. This limit does not apply to purchases of debt securities or commercial paper by the Fund or an underlying fund. For the purpose of this restriction, lending of fund securities by the underlying funds are not deemed to be loans.


Principal Investors Fund DESCRIPTION OF THE FUNDS'INVESTMENTS AND RISKS       11
www.Principal.com

 6) Act as an underwriter of securities, except to the extent that the Fund or an underlying fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 7) Invest 25% or more of the value of its total assets in securities of issuers in any one industry except that the Fund will concentrate its investments in the mutual fund industry. This restriction does not apply to the Fund's investments in the mutual fund industry by virtue of its investments in the underlying funds. This restriction also does not apply to obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

 8) Sell securities short.

NON-FUNDAMENTAL RESTRICTIONS
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

 1) Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options by the underlying funds and collateral arrangements with respect to initial or variation margin for futures by the underlying funds are not deemed to be pledges of assets.

 2) Invest in companies for the purpose of exercising control or management.

INVESTMENT STRATEGIES AND RISKS
Restricted Securities
Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They are sold only in a public offering with an effective registration statement or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security. If adverse market conditions were to develop during such a period, the Fund might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by or under the direction of the Directors.

Each of the Funds has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities up to 15% of its net assets (or, in the case of the Money Market Fund, 10%). The Directors have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.

Foreign Securities
Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of a Fund's assets is not invested and is earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political, or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the
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foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility, or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to a Fund's investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. The Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
- increased social, political, and economic instability;
- a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
- lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
- foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
- relatively new capital market structure or market-oriented economy;
- the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
- restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
- possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Depositary Receipts
Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Funds that may invest in foreign securities may invest in:
- American Depositary Receipts ("ADRs") - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.
- European Depositary Receipts ("EDRs") and Global Depositary Receipts
  ("GDRs") - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.


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Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.

Securities of Smaller Companies
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. Investors should therefore expect the net asset value of the Fund that invests a substantial portion of its assets in small company stocks may be more volatile than the shares of a Fund that invests solely in larger company stocks.

Unseasoned Issuers
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the companies' growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Spread Transactions, Options on Securities and Securities Indices, and
Futures Contracts and Options on Futures Contracts
The Funds (except the Principal LifeTime Funds) may each engage in the practices described under this heading.

- Spread Transactions. Each Fund may purchase covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option is maintained in segregated accounts either with the Fund's custodian or on the Fund's records. The Funds do not consider a security covered by a spread option to be "pledged" as that term is used in the Fund's policy limiting the pledging or mortgaging of assets.

- Options on Securities and Securities Indices. Each Fund may write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the Fund invests. The Funds may engage in these transactions to hedge against a decline in the value of securities owned or an increase in the price of securities which the Fund plans to purchase, or to generate additional revenue.

   - Writing Covered Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option the right to sell to the Fund a specific security at a specified price at any time before the option expires. In both situations, the Fund receives a premium from the purchaser of the option.


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    The premium received by a Fund reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.

    The Funds write only covered options and comply with applicable regulatory and exchange cover requirements. The Funds usually own the underlying security covered by any outstanding call option. With respect to an outstanding put option, each Fund deposits and maintains with its custodian or segregates on the Fund's records, cash, or other liquid assets with a value at least equal to the exercise price of the option.

    Once a Fund has written an option, it may terminate its obligation before the option is exercised. The Fund executes a closing transaction by purchasing an option of the same series as the option previously written. The Fund has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.

   - Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.

    When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.

    Once a Fund purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.


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   - Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Funds engage in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When a Fund writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of the Sub-Advisor, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.

   - Risks Associated with Option Transactions. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. The Funds generally purchase or write only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If a Fund is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If a Fund is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.

- Futures Contracts and Options on Futures Contracts. Each Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts, and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission. Through the purchase and sale of futures contracts and related options, a Fund may seek to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. Each Fund may enter into futures contracts and related options transactions both for hedging and non-hedging purposes.

   - Futures Contracts. When a Fund sells a futures contract based on a financial instrument, the Fund is obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Funds usually liquidate futures contracts on financial instruments, by entering into an offsetting transaction before the settlement date, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.

    A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).


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    When a Fund purchases or sells a futures contract, it pays a commission to the futures commission merchant through which the Fund executes the transaction. When entering into a futures transaction, the Fund does not pay the execution price, as it does when it purchases a security, or a premium, as it does when it purchases an option. Instead, the Fund deposits an amount of cash or other liquid assets (generally about 5% of the futures contract amount) with its futures commission merchant. This amount is known as "initial margin." In contrast to the use of margin account to purchase securities, the Fund's deposit of initial margin does not constitute the borrowing of money to finance the transaction in the futures contract. The initial margin represents a good faith deposit that helps assure the Fund's performance of the transaction. The futures commission merchant returns the initial margin to the Fund upon termination of the futures contract if the Fund has satisfied all its contractual obligations.

    Subsequent payments to and from the futures commission merchant, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as "marking to market." The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Fund realizes a loss or gain.

    In using futures contracts, the Fund may seek to establish more certainly, than would otherwise be possible, the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Fund's debt securities decline in value and thereby keeps the Fund's net asset value from declining as much as it otherwise would. A Fund may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, a Fund may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

   - Options on Futures Contracts. The Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.

    Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.

    If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.


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    When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund's custodian. The Fund must maintain with its futures commission merchant all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the futures commission merchant, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.

   - Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. A Fund's successful use of futures contracts is subject to the ability of the Sub-Advisor to predict correctly the factors affecting the market values of the Fund's portfolio securities. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increases, the Fund loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.

    Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Fund enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.

    Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

   - Limitations on the Use of Futures and Options on Futures Contracts. Each Fund intends to come within an exclusion from the definition of "commodity pool operator" provided by Commodity Futures Trading Commission regulations.

    Each Fund may enter into futures contracts and related options transactions, for hedging purposes and for other appropriate risk management purposes, and to modify the Fund's exposure to various currency, equity, or fixed-income markets. Each Fund may engage in speculative futures trading. When using futures contracts and options on futures contracts for hedging or risk management purposes, each Fund determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns. Each Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.


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    When a Fund purchases a futures contract, or purchases a call option on a futures contract, it segregates portfolio assets, which must be liquid and marked to the market daily, in a segregated account. The amount so segregated plus the amount of initial margin held for the account of its futures commission merchant equals the market value of the futures contract.

High-Yield/High-Risk Bonds
The Bond & Mortgage Securities, Equity Income I, High Yield, High Yield II, Income, Inflation Protection, MidCap Stock, Partners International, Partners MidCap Growth II, Short-Term Bond, Tax-Exempt Bond I, Ultra Short Bond, and West Coast Equity Funds each may invest a portion of its assets in bonds that are rated below investment grade (i.e., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc. (commonly known as "junk bonds")). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. The Bond & Mortgage Securities, Equity Income I, Government & High Quality Bond, High Quality Intermediate-Term Bond, High Yield II, Income, MidCap Stock, Short-Term Bond, Short-Term Income, and West Coast Equity Funds may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. The Sub-Advisor will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each Fund has with regard to high yield bonds unless the Sub-Advisor deems such securities to be the equivalent of investment grade bonds.

Mortgage- and Asset-Backed Securities
The yield characteristics of the mortgage- and asset-backed securities in which the Funds may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Fund purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.

The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity, and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a collateralized mortgage obligation to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.


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Real Estate Investment Trusts
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. U.S. REITs are allowed to eliminate corporate level federal tax so long as they meet certain requirements of the Internal Revenue Code. Foreign REITs ("REIT-like") entities may have similar tax treatment in their respective countries. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are not diversified, are dependent upon management skill, are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act. In addition, foreign REIT-like entities will be subject to foreign securities risks. (See "Foreign Securities")

Zero-Coupon Securities
The Funds may invest in zero-coupon securities. Zero-coupon securities have no stated interest rate and pay only the principal portion at a stated date in the future. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.

Securities Lending
All Funds may lend their portfolio securities. None of the Funds will lend its portfolio securities if as a result the aggregate of such loans made by the Fund would exceed the limits established by the 1940 Act. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or other liquid assets equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Fund and is maintained each business day. While such securities are on loan, the borrower pays the Fund any income accruing thereon. The Fund may invest any cash collateral, thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan terminates. Any gain or loss in the market value of the borrowed securities that occurs during the term of the loan belongs to the Fund and its shareholders. A Fund pays reasonable administrative, custodial, and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A Fund does not normally retain voting rights attendant to securities it has lent, but it may call a loan of securities in anticipation of an important vote.

Short Sales
Each Fund, other than the Principal LifeTime Funds and the SAM Portfolios, may engage in "short sales against the box." This technique involves selling either a security owned by the Fund, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

Forward Foreign Currency Exchange Contracts
The Funds may, but are not obligated to, enter into forward foreign currency exchange contracts. Currency transactions include forward currency contracts, exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.

The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which a Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.


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The Sub-Advisor also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, a Fund may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

A Fund segregates assets consisting of foreign securities denominated in or exposed to the currency for which the Fund has entered into forward contracts under the second circumstance, as set forth above, for the term of the forward contract. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country's economy. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.

Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and Sale-Buybacks
The Funds may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to each Fund's limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Advisor.


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A Fund may use reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: 1) be collateralized by the same types of underlying mortgages; 2) be issued by the same agency and be part of the same program; 3) have a similar original stated maturity; 4) have identical net coupon rates; 5) have similar market yields (and therefore price); and 6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund.

A Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

Swap Agreements and Options on Swap Agreements
Each Fund (except Money Market Fund) may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps, to the extent permitted by its investment restrictions. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements ("swap options").

A Fund may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities

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representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Fund's investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is for more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

A Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund (except Money Market Fund) may write (sell) and purchase put and call swap options. Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Manager or Sub-Advisor in accordance with procedures established by the Board of Directors, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.

Whether a Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the ability of the Fund's Manager or Sub-Advisor to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that present minimal credit risks, as determined by the Fund's Manager or Sub-Advisor. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.


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Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Liquidity. Some swap markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, these swap markets have become relatively liquid.

The liquidity of swap agreements will be determined by the Manager or Sub-Advisor based on various factors, including:
- the frequency of trades and quotations,
- the number of dealers and prospective purchasers in the marketplace,
- dealer undertakings to make a market,
- the nature of the security (including any demand or tender features), and
- the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment).

Such determination will govern whether a swap will be deemed to be within each Fund's restriction on investments in illiquid securities.

For purposes of applying the Funds' investment policies and restrictions (as stated in the Prospectuses and this Statement of Additional Information) swap agreements are generally valued by the Funds at market value. In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), however, the Fund will value the swap at its notional amount. The manner in which the Funds value certain securities or other instruments for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

When-Issued, Delayed Delivery, and Forward Commitment Transactions
Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Sub-Advisor in accordance with procedures established by the Board of Directors, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery, or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.


 24  DESCRIPTION OF THE FUNDS' INVESTMENTS AND RISKS    Principal Investors Fund
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Money Market Instruments/Temporary Defensive Position
The Money Market Fund invests all of its available assets in money market instruments maturing in 397 days or less. In addition, all of the Funds may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity, or in adverse market conditions. Following are descriptions of the types of money market instruments that the Funds may purchase:

- U.S. Government Securities - Securities issued or guaranteed by the U.S. government, including treasury bills, notes, and bonds.

- U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.
   - U.S. agency obligations include, but are not limited to, the Bank for Cooperatives, Federal Home Loan Banks, and Federal Intermediate Credit Banks.
   - U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

   Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

- Bank Obligations - Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of the Sub-Advisor, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets that are insured by the Federal Savings and Loan Insurance Corporation. The Fund may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

   Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. A Fund only buys short-term instruments where the risks of adverse governmental action are believed by the Sub-Advisor to be minimal. A Fund considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. A Fund may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.

   A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer, or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.


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- Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.

- Short-term Corporate Debt - Corporate notes, bonds, and debentures that at the time of purchase have 397 days or less remaining to maturity.

- Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.

- Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

The ratings of nationally recognized statistical rating organization ("NRSRO"), such as Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody's and S&P, are the initial criteria for selection of portfolio investments, but the Sub-Advisor further evaluates these securities.

Municipal Obligations
The California Municipal and Tax-Exempt Bond I Funds (the "Municipal Funds") can invest in "Municipal Obligations." Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities. The interest on Municipal Obligations is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are: Municipal Bonds, that generally have a maturity at the time of issue of one year or more; Municipal Notes, that generally have a maturity at the time of issue of six months to three years; and Municipal Commercial Paper, that generally has a maturity at the time of issue of 30 to 270 days.

The term "Municipal Obligations" includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and electric utilities. Other public purposes for which Municipal Obligations are issued include refunding outstanding obligations, obtaining funds for general operating expenses, and lending such funds to other public institutions and facilities.

AMT-SUBJECT BONDS. Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. They are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal alternative minimum tax.

- Municipal Bonds. Municipal Bonds may be either "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund may also invest in "moral obligation" bonds that are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.


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- Municipal Notes. Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes, or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer's receipt of the anticipated revenues. Other notes include
  "Construction Loan Notes" issued to provide construction financing for specific projects, and "Bank Notes" issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes ("Project Notes") are issued by local agencies under a program administered by the U.S. Department of Housing and Urban Development. Project Notes are secured by the full faith and credit of the United States.

   - Bond Anticipation Notes ("BANs") are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

   - Tax Anticipation Notes ("TANs") are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

   - Revenue Anticipation Notes ("RANs") are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

   - Construction Loan Notes are issued to provide construction financing for specific projects. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment by the Government National Mortgage Association ("GNMA") to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. The Tax-Exempt Bond I and California Municipal Funds will only purchase construction loan notes that are subject to GNMA or bank purchase commitments.

   - Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

   - Municipal Commercial Paper. Municipal Commercial Paper refers to short-term obligations of municipalities that may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing. Generally they are repaid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

   - Variable and Floating Rate Obligations. Certain Municipal Obligations, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days. A floating rate note adjusts automatically whenever there is a change in its base

Principal Investors Fund DESCRIPTION OF THE FUNDS'INVESTMENTS AND RISKS       27
www.Principal.com
     interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand features permitting the Fund to redeem at par.

    The Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. The Sub-Advisor monitors on an ongoing basis the pricing, quality, and liquidity of such instruments and similarly monitors the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the Fund treats the maturity of each variable rate demand obligation as the longer of
    a) the notice period required before the Fund is entitled to payment of the principal amount through demand or b) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    The Fund may purchase participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal Obligation. The Fund has the right to demand payment on seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund.

   - Stand-By Commitments. The Municipal Funds may acquire stand-by commitments with respect to municipal obligations held in their respective portfolios. Under a stand-by commitment, a broker-dealer, dealer, or bank would agree to purchase, at the relevant Funds' option, a specified municipal security at a specified price. Thus, a stand-by commitment may be viewed as the equivalent of a put option acquired by a Fund with respect to a particular municipal security held in the Fund's portfolio.

    The amount payable to a Fund upon its exercise of a stand-by commitment normally would be 1) the acquisition cost of the municipal security (excluding any accrued interest that the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus, 2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances, the Fund would value the underlying municipal security at amortized cost. As a result, the amount payable by the broker-dealer, dealer or bank during the time a stand-by commitment is exercisable would be substantially the same as the value of the underlying municipal obligation.

    A Fund's right to exercise a stand-by commitment would be unconditional and unqualified. Although a Fund could not transfer a stand-by commitment, it could sell the underlying municipal security to a third party at any time. It is expected that stand-by commitments generally will be available to the Funds without the payment of any direct or indirect consideration. The Funds may, however, pay for stand-by commitments if such action is deemed necessary. In any event, the total amount paid for outstanding stand-by commitments held in a Fund's portfolio would not exceed 0.50% of the value of a Fund's total assets calculated immediately after each stand-by commitment is acquired.

    The Funds intend to enter into stand-by commitments only with broker-dealers, dealers, or banks that their Sub-Advisors believe present minimum credit risks. A Fund's ability to exercise a stand-by commitment will depend upon the ability of the issuing institution to pay for the underlying securities at the time the stand-by commitment is exercised. The credit of each institution issuing a stand-by commitment to a Fund will be evaluated on an ongoing basis by the Sub-Advisor.


 28  DESCRIPTION OF THE FUNDS' INVESTMENTS AND RISKS    Principal Investors Fund
                                                                  1-800-222-5852

    A Fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its right thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying municipal security. Each stand-by commitment will be valued at zero in determining net asset value. Should a Fund pay directly or indirectly for a stand-by commitment, its costs will be reflected in realized gain or loss when the commitment is exercised or expires. The maturity of a municipal security purchased by a Fund will not be considered shortened by any stand-by commitment to which the obligation is subject. Thus, stand-by commitments will not affect the dollar-weighted average maturity of a Fund's portfolio.

   - Other Municipal Obligations. Other kinds of Municipal Obligations are occasionally available in the marketplace, and the Fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned above.

   - Risks of Municipal Obligations. The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. The Fund's ability to achieve its investment objective also depends on the continuing ability of the issuers of the Municipal Obligations in which it invests to meet their obligation for the payment of interest and principal when due.

    Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act. They are also subject to federal or state laws, if any, which extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.

    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals will be introduced in the future. If such a proposal was enacted, the ability of the Fund to pay "exempt interest" dividends may be adversely affected. The Fund would reevaluate its investment objective and policies and consider changes in its structure.

Special Considerations Relating to California Municipal Obligations
The California Municipal Fund concentrates its investments in California municipal obligations, and therefore may be significantly impacted by political, economic, or regulatory developments that affect issuers in California and their ability to pay principal and interest on their obligations. The ability of issuers to pay interest on, and repay principal of, California municipal obligations may be affected by 1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, 2) voter initiatives, 3) a wide variety of California laws and regulations, including laws related to the operation of health care institutions and laws related to secured interests in real property, and 4) the general financial condition of the State of California and the California economy.

In January 2006, the Kentucky Court of Appeals held in Davis v. Dept. of Revenue, that a provision in Kentucky law which exempts from taxation interest earned on municipal obligations of Kentucky or its political subdivisions, but taxes such income when it is derived from non-Kentucky municipal obligations violates the Commerce Clause of the United States Constitution. Upon a petition filed by the Kentucky Department of Revenue, the United States Supreme court has agreed to review the decision of the Kentucky Court of Appeals. If the Supreme Court upholds the decision of the Kentucky Court of Appeals, any state that makes a distinction between the tax treatment of interest on an in-state municipal obligation and an out-of-state municipal obligation would most likely be required to accord all municipal obligations equal tax treatment by requiring that the state either 1) tax all municipal obligation interest or 2) exempt all such interest from taxation. Such an outcome may have a material impact on any investment company that invests substantially or exclusively in municipal obligations of a single state, such as the California Municipal Fund. There may be an adverse impact on the prices of the municipal obligations held by the Funds, which in turn may affect the Funds' net asset value. There also may be unfavorable changes to the state tax treatment of the dividend interest paid by the

Principal Investors Fund DESCRIPTION OF THE FUNDS'INVESTMENTS AND RISKS       29
www.Principal.com

Funds. It is expected that a decision by the Supreme Court will most likely occur sometime in mid-2008. While the outcome of this matter cannot be predicted, it should be noted the Federal tax-exempt status of the California Municipal Funds' municipal obligations will not be affected.

Insurance
The insured municipal obligations in which the Municipal Funds may invest are insured under insurance policies that relate to the specific municipal obligation in question and that are issued by an insurer having a claims-paying ability rated AAA by S&P or Aaa by Moody's. This insurance is generally non-cancelable and will continue in force so long as the municipal obligations are outstanding and the insurer remains in business.

The insured municipal obligations are generally insured as to the scheduled payment of all installments of principal and interest as they fall due. The insurance covers only credit risk and therefore does not guarantee the market value of the obligations in a Fund's investment portfolio or a Fund's NAV. The Fund's NAV will continue to fluctuate in response to fluctuations in interest rates. A Fund's investment policy requiring investment in insured municipal obligations will not affect the Fund's ability to hold its assets in cash or to invest in escrow-secured and defeased bonds or in certain short-term tax-exempt obligations, or affect its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis.

Taxable Investments of the Municipal Funds
Each of the Municipal Funds may invest a portion of its assets, as described in the prospectus, in taxable short-term investments consisting of: Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, domestic bank certificates of deposit and bankers' acceptances, short-term corporate debt securities such as commercial paper, and repurchase agreements ("Taxable Investments"). These investments must have a stated maturity of one year or less at the time of purchase and must meet the following standards: banks must have assets of at least $1 billion; commercial paper must be rated at least "A" by S&P or "Prime" by Moody's or, if not rated, must be issued by companies having an outstanding debt issue rated at least "A" by S&P or Moody's; corporate bonds and debentures must be rated at least "A" by S&P or Moody's. Interest earned from Taxable Investments is taxable to investors. When, in the opinion of the Fund's Manager, it is advisable to maintain a temporary "defensive" posture, each Municipal Fund may invest without limitation in Taxable Investments. At other times, Taxable Investments, Municipal Obligations that do not meet the quality standards required for the 80% portion of the portfolio and Municipal Obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax will not exceed 20% of the Fund's total assets.

Other Investment Companies
Each Fund reserves the right to invest up to 10% of its total assets in the securities of all investment companies, but may not acquire more than 3% of the voting securities of, nor invest more than 5% of its total assets in securities of, any other investment company. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various exchange-traded funds ("ETFs"), and other open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves substantially the same risks as investing directly in the underlying instruments. In addition, ETFs involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments.

As a shareholder in an investment company, a Fund would bear its ratable share of that entity's expenses, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses. Consequently, the Fund and its shareholders, in effect, will be absorbing two levels of fees with respect to investments in other investment companies.

Bank Loans (also known as Senior Floating Rate Interests)
The Bond & Mortgage Securities, High Yield, High Yield II, Short-Term Bond, and Ultra Short Bond Funds invest in bank loans. Bank loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are

 30  DESCRIPTION OF THE FUNDS' INVESTMENTS AND RISKS    Principal Investors Fund
                                                                  1-800-222-5852
typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Bank loans are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur.

INDUSTRY CONCENTRATIONS
Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios concentrates its investments in shares of other Principal mutual funds.

Each of the other Funds, except the Global Real Estate Securities, Preferred Securities, and Real Estate Securities Funds, may not concentrate (invest more than 25% of its assets) its investments in any particular industry. The LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds may concentrate their investments in a particular industry only to the extent that the relevant indices are so concentrated. The International Growth Fund, Partners LargeCap Growth Fund, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund I, Partners LargeCap Value Fund II, Partners MidCap Growth Fund II, Partners SmallCap Growth Fund II, Partners SmallCap Value Fund II and each of the funds sub-advised by Edge Asset Management, Inc. use the industry groups of Global Industry Classification Standard (GICS(R)). The other Funds use industry classifications based on the "Directory of Companies Filing Annual Reports with the Securities and Exchange Commission ("SEC")." The Funds interpret their policy with respect to concentration in a particular industry to apply to direct investments in the securities of issuers in a particular industry. For purposes of this restriction, mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities are not subject to the Funds' industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. government securities. In the case of privately issued mortgage-related securities, or any asset-backed securities, and municipal obligations issued by government or political subdivisions of governments, the Funds take the position that such securities do not represent interests in any particular "industry" or group of industries.

PORTFOLIO TURNOVER
Portfolio turnover is a measure of how frequently a portfolio's securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio's purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.

It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.


Principal Investors Fund DESCRIPTION OF THE FUNDS'INVESTMENTS AND RISKS       31
www.Principal.com

Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio's holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.

Higher portfolio turnover rates generally increase transaction costs that are expenses of the Account. Active trading may generate short-term gains (losses) for taxable shareholders.

The following Funds had significant variation in portfolio turnover rates over the two most recently completed fiscal years:
- Diversified International (2006 - 107.5%; 2005 - 202.7%): In 2005, the PIF Diversified International Fund acquired the assets of the Principal International Fund and Principal International SmallCap Fund. The management approach remains consistent and thus the current turnover is in-line with historical standards.
- Equity Income I (2006 - 81.0%; 2005 - 32.0%) The Fund experienced a higher turnover due to portfolio repositioning and the purchase of additional largecap, value-and yield-oriented securities.
- Government & High Quality Bond (2006 - 271.5%; 2005 - 542.3%): The Fund experienced lower turnover as market conditions warranted less need for portfolio repositioning. The management approach remains consistent and thus turnover levels may increase as conditions change going forward.
- LargeCap Value (2006 - 92.8%; 2005 - 181.1%): The Fund experienced lower turnover as market conditions warranted less need for portfolio repositioning. The management approach remains consistent and thus turnover levels may increase as conditions change going forward.
- MidCap Blend (2006 - 43.4%; 2005 - 133.8%): In 2005, the PIF MidCap Blend Fund acquired the assets of the Principal MidCap Fund, Inc. and larger sales due to the asset size drove the portfolio turnover higher. The management approach remains consistent and thus current turnover is in-line with historical standards.
- Short-Term Bond (2006 - 49.1%; 2005 - 110.8%): The Fund experienced lower turnover as market conditions warranted less need for portfolio repositioning. The management approach remains consistent and thus turnover levels may increase as conditions change going forward.


 32  DESCRIPTION OF THE FUNDS' INVESTMENTS AND RISKS    Principal Investors Fund
                                                                  1-800-222-5852

MANAGEMENT

BOARD OF DIRECTORS
Under Maryland law, the Board of Directors of the Fund is responsible for overseeing the management of the Fund's business and affairs. The Board meets several times during the year to fulfill this responsibility. Other than serving as Directors, most of the Board members have no affiliation with the Fund or its service providers. Each Director serves until a successor is duly qualified and elected.

MANAGEMENT INFORMATION
The following table presents certain information regarding the Directors of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. In addition, the table includes information concerning other directorships held by each Director in reporting companies under the Securities Exchange Act of 1934 or registered investment companies under the 1940 Act. Information is listed separately for those Directors who are "interested persons" (as defined in the 1940 Act) of the Fund (the "Interested Directors") and those Directors who are not interested persons of the Fund (the "Independent Directors"). All Directors serve as directors for each of the two investment companies (with a total of 108 portfolios) sponsored by Principal Life: the Fund and the Principal Variable Contracts Fund, Inc. (collectively, the "Fund Complex").

Each officer of the Fund has the same position with the Principal Variable Contracts Fund, Inc.


Principal Investors Fund                                  MANAGEMENT          33
www.Principal.com

The following directors are considered to be Independent Directors.


                                                                                                     NUMBER
                                                                                                       OF
                                                                                                   PORTFOLIOS
                                                                                                     IN FUND
                                                                                                     COMPLEX
 NAME, ADDRESS,                                                                                     OVERSEEN
      AND                                           LENGTH OF         PRINCIPAL OCCUPATION(S)          BY
 YEAR OF BIRTH      POSITION(S) HELD WITH FUND     TIME SERVED          DURING PAST 5 YEARS         DIRECTOR
 --------------     --------------------------     -----------        -----------------------      ----------
Elizabeth        Director                          Since 2004    Principal, EBA Associates             114
Ballantine       Member Nominating and                           (consulting and investments)
711 High Street  Governance Committee
Des Moines,
Iowa 50392
1948

Kristianne       Director                          Since 2007    President, Kristianne Gates           114
Blake            Member Operations Committee                     Blake,
711 High Street                                                  P.S. (CPA specializing in
Des Moines,                                                      personal financial and tax
Iowa 50392                                                       planning)
1954

Richard W.       Director                          Since 2000    President, Gilbert                    114
Gilbert          Member Executive Committee                      Communications, Inc.
711 High Street  Member Nominating and Governance                (management advisory services)
Des Moines,      Committee
Iowa 50392
1940

Mark A.          Director                          Since 2004    Executive Vice President and          114
Grimmett         Member Audit Committee                          CFO,
711 High Street                                                  Merle Norman Cosmetics, Inc.
Des Moines,                                                      (manufacturer and distributor of
Iowa 50392                                                       skin care products)
1960

Fritz S. Hirsch  Director                          Since 2005    President and CEO, Sassy, Inc.        114
711 High Street  Member Audit Committee                          (manufacturer of infant and
Des Moines,                                                      juvenile products)
Iowa 50392
1951

William C.       Director                          Since 2000    Retired. Formerly, Chairman and       114
Kimball          Member Operations Committee                     CEO, Medicap Pharmacies, Inc.
711 High Street                                                  (chain of retail pharmacies)
Des Moines,
Iowa 50392
1947

 34          MANAGEMENT                                 Principal Investors Fund
                                                                  1-800-222-5852

                                                                                                     NUMBER
                                                                                                       OF
                                                                                                   PORTFOLIOS
                                                                                                     IN FUND
                                                                                                     COMPLEX
 NAME, ADDRESS,                                                                                     OVERSEEN
      AND                                           LENGTH OF         PRINCIPAL OCCUPATION(S)          BY
 YEAR OF BIRTH      POSITION(S) HELD WITH FUND     TIME SERVED          DURING PAST 5 YEARS         DIRECTOR
 --------------     --------------------------     -----------        -----------------------      ----------

Barbara A.       Director                          Since 1993    President and CEO, Barbican           114
Lukavsky         Member Nominating and Governance                Enterprises, Inc.
711 High Street  Committee                                       (holding company for franchises
Des Moines,      Member Executive Committee                      in the cosmetics industry)
Iowa 50392
1940

Daniel Pavelich  Director                          Since 2007    Retired. Formerly, Chairman and       114
711 High Street  Member Audit Committee                          CEO of BDO Seidman (tax,
Des Moines,                                                      accounting and financial
Iowa 50392                                                       consulting services)
1944

Richard Yancey   Director                          Since 2007    Retired. Formerly, Managing           114
711 High Street  Member Nominating and Governance                Director of Dillon Read & Co.
Des Moines,      Committee                                       (an investment bank, now part of
Iowa 50392                                                       UBS)
1926

                            OTHER
                        DIRECTORSHIPS
 NAME, ADDRESS,              HELD
      AND                     BY
 YEAR OF BIRTH             DIRECTOR
 --------------         -------------
Elizabeth           The McClatchy Company
Ballantine
711 High Street
Des Moines,
Iowa 50392
1948

Kristianne           Avista Corporation;
Blake                 Russell Investment
711 High Street            Company*
Des Moines,       Russell Investment Funds*
Iowa 50392
1954

Richard W.                 Calamos
Gilbert                     Asset
711 High Street          Management,
Des Moines,                  Inc.
Iowa 50392
1940

Mark A.                      None
Grimmett
711 High Street
Des Moines,
Iowa 50392
1960

Fritz S. Hirsch              None
711 High Street
Des Moines,
Iowa 50392
1951

William C.       Casey's General Store, Inc.
Kimball
711 High Street
Des Moines,
Iowa 50392
1947

Barbara A.                   None
Lukavsky
711 High Street
Des Moines,
Iowa 50392
1940

Daniel Pavelich     Catalytic Inc; Vaagen
711 High Street       Bros. Lumber, Inc.
Des Moines,
Iowa 50392
1944

Richard Yancey     AdMedia Partners, Inc.;
711 High Street        Czech and Slovak
Des Moines,        American Enterprise Fund
Iowa 50392
1926


  * The PIF Funds and the funds of Russell Investment Funds and Russell Investment Company have one or more common sub-advisors.


Principal Investors Fund                                  MANAGEMENT          35
www.Principal.com

The following directors are considered to be Interested Directors because they are affiliated persons of Principal Management Corporation (the "Manager"); Edge Asset Management, Inc.; Principal Funds Distributor, Inc. (the "Distributor"), the Fund's principal underwriter for Class A, Class B, and Class C shares; or Princor Financial Services Corporation ("Princor"), the Fund's principal underwriter for Institutional Class, Class J, Advisors Select, Advisors Signature, Advisors Preferred, Select, and Preferred share classes.

The address for the Distributor is as follows:
  1100 Investment Boulevard, Ste 200
  El Dorado Hills, CA 95762

The address for Princor is as follows:
  711 High Street
  Des Moines, Iowa 50392


                                                                                                  NUMBER
                                                                                                    OF
                                                                                                PORTFOLIOS
                                                                                                  IN FUND        OTHER
                                                           POSITIONS WITH THE MANAGER AND ITS     COMPLEX    DIRECTORSHIPS
 NAME, ADDRESS                                                    AFFILIATES; PRINCIPAL          OVERSEEN         HELD
      AND          POSITION(S) HELD WITH      LENGTH OF               OCCUPATION(S)                 BY             BY
 YEAR OF BIRTH              FUND             TIME SERVED           DURING PAST 5 YEARS           DIRECTOR       DIRECTOR
 -------------     ---------------------     -----------   ----------------------------------   ----------   -------------
Ralph C.         Director                    Since 1999    Director and President, the              114           None
Eucher           President and Chief                       Manager since 1999. Director, the
711 High         Executive Officer                         Distributor since 2007. Director,
Street           Member Executive                          Princor since 1999. President,
Des Moines,      Committee                                 Princor 1999-2005. Senior Vice
Iowa 50392                                                 President, Principal Life, since
1952                                                       2002. Prior thereto, Vice
                                                           President.

William G.       Director                    Since 2007    Retired December 2007. Prior             114           None
Papesh           Member Operations                         thereto, President and CEO of WM
8th Floor,       Committee                                 Group of Funds; President and
Seattle, WA                                                Director of Edge Asset Management,
1943                                                       Inc.

Larry D.         Director                    Since 2001    Chairman and Director, the Manager       114           None
Zimpleman        Chairman of the Board                     and Princor since 2001. President
711 High         Member Executive                          and Chief Operating Officer,
Street           Committee                                 Principal Life since 2006.
Des Moines,                                                President, Retirement and Investor
Iowa 50392                                                 Services, Principal Financial
1951                                                       Group, Inc. 2003-2006. Executive
                                                           Vice President, 2001-2003, and
                                                           prior thereto, Senior Vice
                                                           President, Principal Life.




 36          MANAGEMENT                                 Principal Investors Fund
                                                                  1-800-222-5852

Officers of the Fund

The following table presents certain information regarding the officers of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. Officers serve at the pleasure of the Board of Directors.


    NAME, ADDRESS AND                                                       PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH         POSITION(S) HELD WITH FUND                        DURING PAST 5 YEARS
    -----------------       --------------------------                      -----------------------

Craig L. Bassett         Treasurer (since 1993)             Vice President and Treasurer, Principal Life
711 High Street
Des Moines, Iowa 50392
1952

Michael J. Beer          Executive Vice President           Executive Vice President and Chief Operating Officer,
711 High Street          (since 1993)                       the Manager; Executive Vice President, the Distributor,
Des Moines, Iowa 50392   Chief Financial Officer            since 2007; President, Princor, since 2005
1961                     (since 2007)

Randy L. Bergstrom       Assistant Tax Counsel              Counsel, Principal Life
711 High Street          (since 2005)
Des Moines, Iowa 50392
1955

David J. Brown           Chief Compliance Officer           Vice President, Product & Distribution Compliance,
711 High Street          (since 2004)                       Principal Life; Senior Vice President, the Manager,
Des Moines, Iowa 50392                                      since 2004; Senior Vice President, the Distributor,
1960                                                        since 2007, Second Vice President, Princor, since 2003,
                                                            and prior thereto, Vice President, the Manager and
                                                            Princor

Jill R. Brown            Senior Vice President              Second Vice President, Principal Financial Group and
1100 Investment Blvd     (since 2007)                       Senior Vice President, the Manager and Princor, since
El Dorado Hills, CA                                         2006, Chief Financial Officer, Princor since 2003, Vice
95762                                                       President, Princor 2003-2006. Senior Vice President and
1967                                                        Chief Financial Officer, the Distributor, since 2007;
                                                            prior thereto, Assistant Financial Controller,
                                                            Principal Life

Cary Fuchs               Senior Vice President              President, Principal Funds Distributor, since 2007;
1100 Investment          of Distribution                    Director of Mutual Fund Operations, Principal
Boulevard, Ste 200       (since 2007)                       Shareholder Services, since 2005; prior thereto,
El Dorado Hills, CA                                         Divisional Vice President, Boston Financial Data
95762                                                       Services
1957

Steve Gallaher           Assistant Counsel                  Second Vice President and Counsel, Principal Life since
711 High Street          (since 2006)                       2006; Self-Employed Writer in 2005; 2004 and prior
Des Moines, Iowa 50392                                      thereto, Senior Vice President and Counsel of Principal
1955                                                        Residential Mortgage, Inc.

Principal Investors Fund                                  MANAGEMENT          37
www.Principal.com

    NAME, ADDRESS AND                                                       PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH         POSITION(S) HELD WITH FUND                        DURING PAST 5 YEARS
    -----------------       --------------------------                      -----------------------

Ernest H. Gillum         Vice President and Assistant       Vice President and Chief Compliance Officer, the
711 High Street          Secretary                          Manager, since 2004, and prior thereto, Vice President,
Des Moines, Iowa 50392   (since 1993)                       Compliance and Product Development, the Manager
1955

Patrick A. Kirchner      Assistant Counsel                  Counsel, Principal Life
711 High Street          (since 2002)
Des Moines, Iowa 50392
1960

Carolyn F. Kolks         Assistant Tax Counsel              Counsel, Principal Life, since 2003
711 High Street          (since 2005)                       and prior thereto, Attorney
Des Moines, Iowa 50392
1962

Sarah J. Pitts           Assistant Counsel                  Counsel, Principal Life
711 High Street          (since 2000)
Des Moines, Iowa 50392
1945

Layne A. Rasmussen       Vice President and Controller      Vice President and Controller - Mutual Funds, the
711 High Street          (since 2000)                       Manager
Des Moines, Iowa 50392
1958

Michael D. Roughton      Counsel                            Vice President and Senior Securities Counsel, Principal
711 High Street          (since 1993)                       Financial Group, Inc.; Senior Vice President and
Des Moines, Iowa 50392                                      Counsel, the Manager, the Distributor and Princor; and
1951                                                        Counsel, Principal Global

Adam U. Shaikh           Assistant Counsel                  Counsel, Principal Life, since 2006. Prior thereto,
711 High Street          (since 2006)                       practicing attorney.
Des Moines, Iowa 50392
1972

Dan Westholm             Assistant Treasurer                Director Treasury, since 2003. Prior thereto, Assistant
711 High Street          (since 2006)                       Treasurer.
Des Moines, Iowa 50392
1966

Beth Wilson              Vice President and Secretary       Director and Secretary, Principal Funds, since 2007.
711 High Street          (since 2007)                       Prior thereto, Business Manager for Pella Corp.
Des Moines, Iowa 50392
1956




 38          MANAGEMENT                                 Principal Investors Fund
                                                                  1-800-222-5852

BOARD COMMITTEES. The Fund's board previously had two committees: an Audit and Nominating Committee and an Executive Committee. The Audit and Nominating Committee was comprised of all the Independent Directors. During the last fiscal year, the Audit and Nominating Committee met four times. The Executive Committee membership was comprised of Barbara Lukavsky, Ralph Eucher, and Larry Zimpleman. During the last fiscal year, the Executive Committee did not meet.

Effective December 2007, the Fund's board has the following four committees:
Audit Committee, Executive Committee, Nominating and Governance Committee, and Operations Committee. Committee membership is identified on the previous pages. Each committee must report its activities to the Board on a regular basis.

Audit Committee
The primary purpose of the Committee is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Funds' accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Funds' financial statements; 2) the Funds' compliance with certain legal and regulatory requirements; 3) the independent registered public accountants' qualifications and independence; and 4) the performance of the Funds' independent registered public accountants. The Audit Committee also serves to provide an open avenue of communication among the independent registered public accountants, the Manager's internal auditors, Fund management, and the Board.

Executive Committee
The Committee's primary purpose is to exercise certain powers of the Board of Directors when the Board is not in session. When the Board is not is session, the Committee may exercise all powers of the Board in the management of the business of the Funds except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.

Nominating and Governance Committee
The Committee's primary purpose is to oversee 1) the structure and efficiency of the Boards of Directors and the committees the Boards establish, and 2) the activities of the Funds' Chief Compliance Officer. The Committee responsibilities include evaluating board membership and functions, committee membership and functions, insurance coverage, and legal and compliance matters.

The nominating functions of the Nominating and Governance Committee include selecting and nominating all candidates who are not "interested persons" of the Fund (as defined in the 1940 Act) for election to the Board. Generally, the committee requests director nominee suggestions from the committee members and management. In addition, the committee will consider director candidates recommended by shareholders of the Fund. Recommendations should be submitted in writing to Principal Investors Fund, Inc. at 680 8th Street, Des Moines, Iowa 50392. The committee has not established any specific minimum qualifications for nominees. When evaluating a person as a potential nominee to serve as an independent director, the committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is "independent" and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

Operations Committee
The Committee's primary purposes is to oversee the provision of administrative and distribution services to the Funds, communications with the Funds' shareholders, and review and oversight of the Funds' operations.


Principal Investors Fund                                  MANAGEMENT          39
www.Principal.com

The following tables set forth the aggregate dollar range of the equity securities of the mutual funds within the Fund Complex which were beneficially owned by the Directors as of December 31, 2006. The Fund Complex currently includes the separate series of the Fund and of Principal Variable Contracts Fund, Inc.

For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only the Directors who are "interested persons" are eligible to participate in an employee benefit program which invests in Principal Investors Fund. Directors who beneficially owned shares of the series of the Fund did so through variable life insurance and variable annuity contracts issued by Principal Life. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:

INDEPENDENT DIRECTORS (NOT CONSIDERED TO BE "INTERESTED PERSONS")

Independent directors Kristianne Blake, Daniel Pavelich, and Richard Yancey, who began serving as directors of the Fund on January 16, 2007, did not own shares of any of the funds as of December 31, 2006.

A    $0
B    $1 up to and including $10,000
C    $10,001 up to and including $50,000
D    $50,001 up to and including $100,000
E    $100,001 or more




  Principal Investors Fund              Ballantine        Gilbert        Grimmett        Hirsch        Kimball        Lukavsky
  ------------------------              ----------        -------        --------        ------        -------        --------
Bond & Mortgage Securities                   A               D               C              A             A               A
Disciplined LargeCap Blend                   A               B               A              A             A               A
Diversified International                    C               D               A              A             A               A
Government & High Quality
  Bond                                       A               B               C              A             A               A
Inflation Protection                         A               A               C              A             A               A
International Emerging
  Markets                                    C               A               A              A             A               A
LargeCap Growth                              A               D               A              A             A               A
LargeCap Value                               A               C               A              A             A               A
MidCap Blend                                 A               D               C              A             A               A
Money Market                                 A               B               C              A             A               D
Partners LargeCap Blend I                    A               B               C              A             A               A
Partners LargeCap Value                      C               A               A              A             A               A
Partners MidCap Value                        A               A               A              A             D               A
Preferred Securities                         A               A               A              A             D               A
Principal LifeTime 2010                      A               A               C              A             A               A
Principal LifeTime 2050                      A               A               A              E             A               A
Real Estate Securities                       C               A               C              A             E               A
Short-Term Bond                              A               A               A              A             A               A
SmallCap Blend                               A               A               C              A             A               A
Ultra Short Bond                             A               A               C              A             A               A

     TOTAL FUND COMPLEX                      E               E               E              E             E               D


DIRECTORS CONSIDERED TO BE "INTERESTED PERSONS"

William G. Papesh, who began serving as a director on January 5, 2007, did not own shares of any of the funds as of December 31, 2006.

A    $0
B    $1 up to and including $10,000
C    $10,001 up to and including $50,000
D    $50,001 up to and including $100,000
E    $100,001 or more




 40          MANAGEMENT                                 Principal Investors Fund
                                                                  1-800-222-5852

                                                                         Ralph C.    Larry D.
  Principal Investors Fund                                                Eucher    Zimpleman
  ------------------------                                               --------   ---------
Bond & Mortgage Securities                                                   A          A
Disciplined LargeCap Blend                                                   C          A
Diversified International                                                    E          A
Government & High Quality Bond                                               C          A
LargeCap Growth                                                              D          A
LargeCap S&P 500 Index                                                       E          A
LargeCap Value                                                               A          A
MidCap Blend                                                                 E          A
Money Market                                                                 D          A
Partners LargeCap Blend                                                      E          A
Partners LargeCap Blend I                                                    C          A
Partners LargeCap Growth I                                                   C          A
Partners LargeCap Growth II                                                  C          A
Partners LargeCap Value                                                      E          A
Partners MidCap Growth                                                       A          A
Real Estate Securities                                                       A          A
Short-Term Bond                                                              A          A

  PRINCIPAL INVESTORS FUND (THROUGH PARTICIPATION IN AN EMPLOYEE BENEFIT PLAN)
Bond & Mortgage Securities                                                   C          A
Diversified International                                                    A          A
Government & High Quality Bond                                               C          A
International Emerging Markets                                               A          A
LargeCap Growth                                                              D          A
LargeCap S&P 500 Index                                                       A          A
LargeCap Value                                                               D          A
MidCap Blend                                                                 C          A
Partners LargeCap Blend I                                                    A          A
Partners LargeCap Growth I                                                   A          A
Partners LargeCap Value                                                      A          A
Partners MidCap Growth                                                       A          A
Principal LifeTime 2020                                                      A          E
Principal LifeTime Strategic Income                                          A          A
Real Estate Securities                                                       A          A
SmallCap S&P 600 Index                                                       E          A

     TOTAL FUND COMPLEX                                                      E          E


COMPENSATION. The Fund does not pay any remuneration to its Directors who are employed by the Manager or its affiliates or to its officers who are furnished to the Fund by the Manager and its affiliates pursuant to the Management Agreement. Each Director who is not an "interested person" received compensation for service as a member of the Boards of all investment companies sponsored by Principal Life based on a schedule that takes into account an annual retainer amount and the number of meetings attended. These fees and expenses are divided among the funds and portfolios based on their relative net assets.

The following table provides information regarding the compensation received by the Independent Directors from the Fund and the from the Fund Complex during the fiscal year ended October 31, 2006. On that date, there were 2 funds (with a total of 110 portfolios in the Fund Complex). The Fund does not provide retirement benefits to any of the Directors.

             DIRECTOR                        THE FUND                            FUND COMPLEX
             --------                        --------                            ------------
 Elizabeth Ballantine                        $51,802                               $81,000
 Kristianne Blake*                                 0                                     0
 Fritz Hirsch                                 52,442                                82,000
 Richard W. Gilbert                           52,442                                82,000
 Mark A. Grimmett                             60,116                                94,000
 William C. Kimball                           52,442                                82,000
 Barbara A. Lukavsky                          52,442                                82,000
 Daniel Pavelich*                                  0                                     0
 Richard Yancey*                                   0                                     0


* Not elected as a Director until January 16, 2007.


Principal Investors Fund                                  MANAGEMENT          41
www.Principal.com

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of September 21, 2007, the Officers and Directors of the Fund as a group owned less than 1% of the outstanding shares of any Class of any of the Funds.

The following table shows as of September 21, 2007 the percentage of the outstanding shares of each of the Funds owned of record or beneficially by Principal Life, either directly or through subsidiaries. Principal Life and its subsidiaries own all of these shares both of record and beneficially, except as otherwise indicated. The ultimate parent of Principal Life is Principal Financial Group, Inc.

                                               % OF OUTSTANDING
                   FUND                          SHARES OWNED
                   ----                        ----------------
Bond & Mortgage Securities                           0.31%
California Municipal                                 0.00
Disciplined LargeCap Blend                           1.66
Diversified International                            2.29
Equity Income I                                      0.00
Global Real Estate Securities                        0.00
Government & High Quality Bond                       0.43
High Quality Intermediate-Term Bond                  0.00
High Yield                                          25.23
High Yield II                                        0.00
Income                                               0.00
Inflation Protection                                68.08
International Emerging Markets                       0.01
International Growth                                30.49
LargeCap Growth                                      1.80
LargeCap S&P 500 Index                               0.03
LargeCap Value                                      10.06
MidCap Blend                                         0.02
MidCap Growth                                        0.09
MidCap Stock                                         0.00
MidCap S&P 400 Index                                 0.00
MidCap Value                                         0.01
Money Market                                        10.02
Mortgage Securities                                  0.00
Partners Global Equity                               9.37
Partners International                              58.22
Partners LargeCap Blend                             56.43
Partners LargeCap Blend I                            0.00
Partners LargeCap Growth I                          53.74
Partners LargeCap Growth II                         86.91
Partners LargeCap Value                             63.33
Partners LargeCap Value I                           59.99
Partners LargeCap Value II                          97.56
Partners MidCap Growth                              53.22
Partners MidCap Growth I                            93.66
Partners MidCap Growth II                           93.54
Partners MidCap Value                               59.84
Partners MidCap Value I                             82.95
Partners SmallCap Blend                             96.60
Partners SmallCap Growth I                          50.20
Partners SmallCap Growth II                         80.07
Partners SmallCap Growth III                        45.60
Partners SmallCap Value                             81.12
Partners SmallCap Value I                           72.01
Partners SmallCap Value II                          97.11
Preferred Securities                                18.66
Principal LifeTime 2010                             61.05
Principal LifeTime 2020                             61.44
Principal LifeTime 2030                             61.85
Principal LifeTime 2040                             66.38
Principal LifeTime 2050                             74.34
Principal Lifetime Strategic Income                 60.54
Real Estate Securities                              13.39
SAM Balanced Portfolio                               0.02

 42 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES Principal Investors Fund
                                                                  1-800-222-5852

                                               % OF OUTSTANDING
                   FUND                          SHARES OWNED
                   ----                        ----------------
SAM Conservative Balanced Portfolio                  0.07
SAM Conservative Growth Portfolio                    0.03
SAM Flexible Income Portfolio                        0.02
SAM Strategic Growth Portfolio                       0.04
Short-Term Bond                                      2.64
Short-Term Income                                    0.00
SmallCap Blend                                      11.45
SmallCap Growth                                      0.01
SmallCap S&P 600 Index                               0.02
SmallCap Value                                       0.00
Tax-Exempt Bond I                                    0.00
Ultra Short Bond                                     3.64
West Coast Equity                                    0.00


The Directors and Officers of the Fund, member companies of the Principal Financial Group, and certain other persons may purchase shares of the Funds without the payment of any sales charge. The sales charge is waived on these transactions because there are either no distribution costs or only minimal distribution costs associated with the transactions. For a description of the persons entitled to a waiver of sales charge in connection with their purchase of shares of the Funds, see the discussion of the waiver of sales charges under the caption "The Costs of Investing" in the prospectus for the Class A, B, and C shares.

As of September 4, 2007, each of the following owned more than 25% of the voting securities of the specified Funds:

         SHAREHOLDER                                                          PERCENTAGE
          OF RECORD                                FUND                      OF OWNERSHIP
         -----------                               ----                      ------------
Principal LifeTime 2020 Fund     Bond & Mortgage Securities Fund                 26.6%
Principal Life Insurance Co      High Yield Fund                                 34.0
PIF SAM Balanced Portfolio       Income Fund                                     40.2
Principal Life Insurance Co      Inflation Protection Fund                       67.4
Principal Life Insurance Co      International Growth Fund                       30.4
PIF SAM Balance Portfolio        Mortgage Securities Fund                        48.3
Principal Life Insurance Co      Partners Global Equity Fund                     73.4
Principal Life Insurance Co      Partners International Fund                     58.2
Principal Life Insurance Co      Partner LargeCap Blend Fund                     57.0
Principal Life Insurance Co      Partners LargeCap Growth Fund I                 53.7
Principal Life Insurance Co      Partners LargeCap Growth Fund
                                 II                                              86.9
Principal Life Insurance Co      Partners LargeCap Value Fund                    63.4
Principal Life Insurance Co      Partners LargeCap Value Fund I                  59.8
Principal Life Insurance Co      Partners LargeCap Value Fund II                 97.6
Principal Life Insurance Co      Partners MidCap Growth Fund                     53.9
Principal Life Insurance Co      Partners MidCap Growth Fund I                   94.3
Principal Life Insurance Co      Partners MidCap Growth Fund II                  93.7
Principal Life Insurance Co      Partners MidCap Value Fund                      60.3
Principal Life Insurance Co      Partners MidCap Value Fund I                    83.6
Principal Life Insurance Co      Partners SmallCap Blend Fund                    97.6
Principal Life Insurance Co      Partners SmallCap Growth Fund I                 50.6
Principal Life Insurance Co      Partners SmallCap Growth Fund
                                 II                                              80.1
Principal Life Insurance Co      Partners SmallCap Growth Fund
                                 III                                             45.9
Principal Life Insurance Co      Partners SmallCap Value Fund                    81.3
Principal Life Insurance Co      Partners SmallCap Value Fund I                  72.2
Principal Life Insurance Co      Partners SmallCap Value Fund II                 97.3
Principal Life Insurance Co      Principal LifeTime 2010 Fund                    61.4
Principal Life Insurance Co      Principal LifeTime 2020 Fund                    61.5
Principal Life Insurance Co      Principal LifeTime 2030 Fund                    61.8
Principal Life Insurance Co      Principal LifeTime 2040 Fund                    66.3
Principal Life Insurance Co      Principal LifeTime 2050 Fund                    74.1
Principal Life Insurance Co      Principal LifeTime Strategic
                                 Income Fund                                     60.9
PIF SAM Flexible Income
  Portfolio                      Short-Term Income Fund                          44.2

Principal Investors Fund    CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES   43
www.Principal.com

         SHAREHOLDER                                                          PERCENTAGE
          OF RECORD                                FUND                      OF OWNERSHIP
         -----------                               ----                      ------------
Principal LifeTime 2010 Fund     Ultra Short Bond Fund
Principal LifeTime Strategic
  Income Fund                    Ultra Short Bond Fund
Delaware Charter Guarantee &
  Trust
FBO Various Qualified Plans
FBO Principal Financial Group
Attn: RIS NPIO Trade Desk
711 High Street
Des Moines, IA 50392             MidCap S&P 400 Index Fund
National Financial Services
For the Exclusive Benefit of
our Customers
200 Liberty Street
New York, NY 10281-1003          Money Market Fund                               51.6
Trustar - FBO Church of God
Attn: NPIO Trade Desk
P.O. BOX 8963
WILMINGTON, DE 19899-0960        High Quality Intermediate-Term
                                 Bond Fund                                       26.5


The address for each Principal LifeTime Fund, PIF SAM Portfolio and Principal Life Insurance Company is 711 High Street, Des Moines, IA 50392. Shares owned by the Principal LifeTime Funds or Principal Life Insurance Company must be voted in the same proportion as shares of the Funds owned by other shareholders are voted. Therefore, neither the Principal LifeTime Funds, PIF SAM Portfolios nor Principal Life Insurance Company exercise voting discretion.

The By-laws of the Principal Investors Fund sets the quorum requirement (a quorum must be present at a meeting of shareholders for business to be transacted). The By-laws of the Fund states that a quorum is "The presence in person or by proxy of one-third of the shares of each Fund outstanding at the close of business on the Record Date constitutes a quorum for a meeting of that Fund."

Certain proposals presented to shareholders for approval require the vote of a "majority of the outstanding voting securities," which is a term defined in the 1940 Act to mean, with respect to a Fund, the affirmative vote of the lesser of
1) 67% or more of the voting securities of the Fund present at the meeting of that Fund, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or 2) more than 50% of the outstanding voting securities of the Fund (a "Majority of the Outstanding Voting Securities"). Approval of such proposals would not be controlled merely by a Principal LifeTime Fund.

Certain proposals require for approval the affirmative vote of the holders of a plurality of the shares voted at the meeting and thus may be approved by vote of a Principal LifeTime Fund.

 44     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES Principal Investors Fund
                                                                      1-800-222-5852

As of           , 2006, the following shareholders owned 5% or more of the outstanding shares of any Class of the Funds:

                                        ADVISORS   ADVISORS    ADVISORS                                        CLASS   CLASS
              FUND NAME                PREFERRED    SELECT    SIGNATURE   PREFERRED   SELECT   INSTITUTIONAL     J       A
Bond & Mortgage Securities Fund        4592          4590        4605        4593      4591         4594        4501    4101
California Municipal Fund                                                                                               4177
Disciplined LargeCap Blend             4697          4695        4619        4698      4696         4699                4192
Diversified International Fund         4672          4670        4617        4673      4671         4674        4508    4108
Equity Income Fund I                                                                                4949                4104
Global Real Estate Securities                                                                       4905                4131
Government & High Quality Bond Fund    4612          4610        4607        4613      4611         4614        4503    4153
High Quality Intermediate-Term Bond
  Fund                                 4622          4620        4608        4623      4621         4624        4504
High Yield Fund                                                                                     4798
High Yield Fund II                                                                                  4585                4178
Income Fund                                                                                         4586                4179
Inflation Protection Fund              4707          4705        4709        4708      4706         4715        4546    4154
International Emerging Markets Fund    4662          4660        4616        4663      4661         4664        4507    4107
International Growth Fund              4812          4810        4618        4813      4811         4814        4509    4132
LargeCap Growth Fund                   4702          4700        4625        4703      4701         4704        4512    4112
LargeCap S&P 500 Index Fund            4712          4710        4626        4713      4711         4714        4513    4113
LargeCap Value Fund                    4722          4720        4627        4723      4721         4724        4514    4114
MidCap Blend Fund                      4742          4740        4639        4743      4741         4749        4521    4121
MidCap Growth Fund                     4752          4750        4645        4753      4751         4759        4522
MidCap S&P 400 Index Fund              4762          4760        4646        4763      4761         4769        4523
MidCap Stock Fund                                                                                   4587                4181
MidCap Value Fund                      4772          4770        4647        4773      4771         4774        4524
Money Market Fund                      4782          4780        4648        4783      4781         4784        4525    4199
Mortgage Securities Fund                                                                            4807                4197
Partners Global Equity Fund            4857          4855        4859        4858      4856         4865
Partners International Fund            4787          4785        4649        4788      4786         4789
Partners LargeCap Blend Fund           4822          4820        4650        4823      4821         4824        4527    4127
Partners LargeCap Blend Fund I         4692          4690        4651        4693      4691         4694        4511    4111
Partners LargeCap Growth Fund I        4832          4830        4653        4833      4831         4834        4528    4128
Partners LargeCap Growth Fund II       4842          4840        4654        4843      4841         4844        4529    4129
Partners LargeCap Value Fund           4852          4850        4655        4853      4851         4854        4530    4180
Partners LargeCap Value Fund I         4802          4800        4656        4803      4801         4804
Partners LargeCap Value Fund II        4779          4777        4796        4795      4778         4797
Partners MidCap Growth Fund            4872          4870        4658        4873      4871         4874        4532    4182
Partners MidCap Growth Fund I          4877          4875        4659        4878      4876         4879                4186
Partners MidCap Growth Fund II         4718          4716        4775        4719      4717         4776
Partners MidCap Value Fund             4882          4880        4665        4883      4881         4884        4533    4183
Partners MidCap Value Fund I           4892          4890        4666        4893      4891         4894
Partners SmallCap Blend Fund           4887          4885        4667        4888      4886         4889
Partners SmallCap Growth Fund I        4902          4900        4668        4906      4901         4904        4534
Partners SmallCap Growth Fund II       4913          4911        4669        4914      4912         4915        4535    4185
Partners SmallCap Growth Fund III      4817          4815        4675        4818      4816         4819
Partners SmallCap Value Fund           4922          4920        4676        4923      4921         4924        4536
Partners SmallCap Value Fund I         4927          4925        4677        4928      4926         4935
Partners SmallCap Value Fund II        4837          4835        4678        4838      4836         4839
Preferred Securities Fund              4938          4936        4679        4939      4937         4929        4545    4195
Principal LifeTime 2010 Fund           4727          4725        4628        4728      4726         4729        4515    4109
Principal LifeTime 2020 Fund           4732          4730        4629        4733      4731         4734        4516    4116
Principal LifeTime 2030 Fund           4737          4735        4635        4738      4736         4739        4517    4117
Principal LifeTime 2040 Fund           4746          4744        4636        4747      4745         4748        4518    4118
Principal LifeTime 2050 Fund           4756          4754        4637        4757      4755         4758        4519    4119
Principal LifeTime Strategic Income
  Fund                                 4766          4764        4638        4767      4765         4768        4520    4123
Real Estate Securities Fund            4932          4930        4685        4933      4931         4934        4537    4187
SAM Balanced Portfolio                 4846          4809        4848        4847      4845         4589        4548    4189
SAM Conservative Balanced Portfolio    4867          4849        4869        4868      4866         4657        4549    4190
SAM Conservative Growth Portfolio      4897          4895        4899        4898      4896         4799        4550    4193
SAM Flexible Income Portfolio          4916          4908        4918        4917      4909         4806        4552    4196
SAM Strategic Growth Portfolio         4946          4919        4948        4947      4945         4805        4551    4194
Short-Term Bond Fund                   4642          4640        4615        4643      4641         4644        4506    4156
Short-Term Income Fund                                                                              4588                4184
SmallCap Blend Fund                    4942          4940        4686        4943      4941         4944        4538    4188
SmallCap Growth Fund                   4952          4950        4687        4953      4951         4954        4539    4175
SmallCap S&P 600 Index Fund            4962          4960        4688        4963      4961         4964        4540
SmallCap Value Fund                    4972          4970        4689        4973      4971         4974        4541    4191
Tax-Exempt Bond Fund I                                                                                                  4106
Ultra Short Bond Fund                  4987          4985        4989        4988      4986         4990        4547    4102
West Coast Equity Fund                                                                              4808                4198
                                       CLASS   CLASS
              FUND NAME                  B       C
Bond & Mortgage Securities Fund         4201    4401
California Municipal Fund               4277    4477
Disciplined LargeCap Blend              4292    4492
Diversified International Fund          4208    4408
Equity Income Fund I                    4204    4404
Global Real Estate Securities                   4431
Government & High Quality Bond Fund     4253    4453
High Quality Intermediate-Term Bond
  Fund
High Yield Fund
High Yield Fund II                      4278    4478
Income Fund                             4279    4479
Inflation Protection Fund                       4454
International Emerging Markets Fund     4207    4407
International Growth Fund                       4432
LargeCap Growth Fund                   42142    4412
LargeCap S&P 500 Index Fund                     4413
LargeCap Value Fund                     4214    4414
MidCap Blend Fund                       4221    4421
MidCap Growth Fund
MidCap S&P 400 Index Fund
MidCap Stock Fund                       4281    4481
MidCap Value Fund
Money Market Fund                       4299    4499
Mortgage Securities Fund                4297    4497
Partners Global Equity Fund
Partners International Fund
Partners LargeCap Blend Fund            4227    4427
Partners LargeCap Blend Fund I          4211    4411
Partners LargeCap Growth Fund I         4228    4428
Partners LargeCap Growth Fund II                4429
Partners LargeCap Value Fund            4280    4480
Partners LargeCap Value Fund I
Partners LargeCap Value Fund II
Partners MidCap Growth Fund             4282    4482
Partners MidCap Growth Fund I                   4486
Partners MidCap Growth Fund II
Partners MidCap Value Fund              4283    4483
Partners MidCap Value Fund I
Partners SmallCap Blend Fund
Partners SmallCap Growth Fund I
Partners SmallCap Growth Fund II        4285    4485
Partners SmallCap Growth Fund III
Partners SmallCap Value Fund
Partners SmallCap Value Fund I
Partners SmallCap Value Fund II
Preferred Securities Fund                       4495
Principal LifeTime 2010 Fund                    4409
Principal LifeTime 2020 Fund            4216    4416
Principal LifeTime 2030 Fund            4217    4417
Principal LifeTime 2040 Fund            4218    4418
Principal LifeTime 2050 Fund            4219    4419
Principal LifeTime Strategic Income
  Fund                                  4223    4423
Real Estate Securities Fund             4287    4487
SAM Balanced Portfolio                  4289    4489
SAM Conservative Balanced Portfolio     4290    4490
SAM Conservative Growth Portfolio       4293    4493
SAM Flexible Income Portfolio           4296    4496
SAM Strategic Growth Portfolio          4294    4494
Short-Term Bond Fund                            4456
Short-Term Income Fund                          4484
SmallCap Blend Fund                     4288    4488
SmallCap Growth Fund                    4275    4475
SmallCap S&P 600 Index Fund
SmallCap Value Fund                     4291    4491
Tax-Exempt Bond Fund I                  4206    4406
Ultra Short Bond Fund                           4402
West Coast Equity Fund                  4298    4498



Principal Investors Fund CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 45 www.Principal.com

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORS
The Manager of the Fund is Principal Management Corporation ("Principal"), a wholly owned subsidiary of Principal Financial Services, Inc. Principal is an affiliate of Principal Life. The address of Principal is the Principal Financial Group, Des Moines, Iowa 50392. Principal was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Life.

Principal has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services for a specific Fund. For these services, each Sub-Advisor is paid a fee by Principal.

Fund(s):        Partners LargeCap Value and Partners SmallCap Growth I
Sub-Advisor:    AllianceBernstein L.P. ("AllianceBernstein"). AllianceBernstein is located at 1345 Avenue of the Americas, New York, NY 10105.

Fund(s):        Partners LargeCap Growth II and Partners LargeCap Value II
Sub-Advisor:    American Century Investment Management, Inc. ("American Century") was
                founded in 1958. Its office is located in the American Century Tower at
                4500 Main Street, Kansas City, MO 64111.

Fund(s):        Partners SmallCap Value
Sub-Advisor:    Ark Asset Management Co., Inc. ("Ark Asset") is an independent, 100%
                employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004.

Fund(s):        MidCap Value
Sub-Advisor:    Barrow, Hanley, Mewhinney & Strauss ("BHMS") is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly owned subsidiary of Old Mutual
                Asset Management (US), which is a wholly owned subsidiary of Old Mutual plc. BHMS's address is 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.

Fund(s):        LargeCap Growth, MidCap Growth, and Partners SmallCap Growth III
Sub-Advisor:    Columbus Circle Investors ("CCI") is an affiliate of PGI and a member of the Principal Financial Group. CCI was founded in 1975. Its address is
                Metro Center, One Station Place, Stamford, CT 06902.

Fund(s):        Partners SmallCap Value II
Sub-Advisor:    Dimensional Fund Advisors Inc. ("Dimensional"), located at 1299 Ocean
                Avenue, Santa Monica, CA 90401, is a registered investment advisor.
Sub-Advisor:    Vaughan Nelson Investment Management, LP ("Vaughan Nelson") is located at
                600 Travis Street, Suite 6300, Houston, Texas 77002. Founded in 1970,
                Vaughan Nelson is a subsidiary of IXIS Asset Management US Group, L.P.
Sub-Advisor:    UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), a Delaware
                corporation located at One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG.

Fund(s):        Equity Income I, High Yield II, Income, MidCap Stock, Mortgage Securities,
                Short-Term Income, SAM Balanced Portfolio, SAM Conservative Balanced
                Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income
                Portfolio, SAM Strategic Growth Portfolio and West Coast Equity
Sub-Advisor:    Edge Asset Management, Inc. ("Edge") is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944. Its address is 601 Union Street, Suite
                2200, Seattle, WA 98101-1377.

 106       INVESTMENT ADVISORY AND OTHER SERVICES       Principal Investors Fund
                                                                  1-800-222-5852


Fund(s):        Partners SmallCap Growth Fund II
Sub-Advisor:    Emerald Advisers, Inc. ("Emerald") is a wholly owned subsidiary of Emerald
                Asset Management. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. Emerald's offices are located at 1703 Oregon Pike Road,
                Suite 101, Lancaster, PA 17601.
Sub-Advisor:    Essex Investment Management Company, LLC ("Essex") is a Boston-based management firm which specializes in growth equity investments. Essex manages portfolios for corporations, endowments, foundations, municipalities, public funds, Taft-Hartley accounts, and private clients.
                Essex offers a range of growth equity strategies and employs proprietary fundamental research combined with active portfolio management. Its address is 125 High Street, 29th Floor, Boston, MA 02110.

Fund(s):        Partners LargeCap Blend I and Partners MidCap Value I
Sub-Advisor:    Goldman Sachs Asset Management, L.P. ("Goldman Sachs") is part of the
                Investment Management Division ("IMD") of Goldman, Sachs & Co. Goldman
                Sach's principal office is located at 32 Old Slip, New York, NY 10005.

Fund(s):        High Yield, Partners Global Equity and Partners SmallCap Value I
Sub-Advisor:    J.P. Morgan Investment Management Inc. ("J.P. Morgan"), 245 Park Avenue,
                New York, NY 10167 is an indirect wholly owned subsidiary of JPMorgan Chase
                & Co. ("JPMorgan"), a bank holding company. J.P. Morgan offers a wide range of services to governmental, institutional, corporate, and individual customers and acts as investment advisor to individual and institutional clients.

Fund(s):        Partners MidCap Value I and Partners SmallCap Value
Sub-Advisor:    Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") is
                an independent, employee-owned firm. It is located at 11150 Santa Monica
                Boulevard, Los Angeles, CA 90025.

Fund(s):        Partners SmallCap Growth III
Sub-Advisor:    Mazama Capital Management, Inc. ("Mazama") is an independent employee-owned money management firm specializing in small and mid cap growth investing for institutional clients. The firm is headquartered at One Southwest
                Columbia Street, Suite 1500, Portland Oregon 97258.

Fund(s):        Partners MidCap Growth I, Partners SmallCap Blend and Partners SmallCap
                Value I
Sub-Advisor:    Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street, Suite
                4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of
                Mellon Financial Corporation ("Mellon").

Fund(s):        California Municipal and Tax-Exempt Bond I
Sub-Advisor:    Morgan Stanley Investment Management Inc. d/b/a Van Kampen ("Van Kampen"),
                522 Fifth Avenue, New York, NY 10036, acts as sub-advisor to the California
                Municipal, and Tax-Exempt Bond I Funds. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley, a publicly held global financial services company. Van Kampen provides investment advice to a wide variety of individual, institutional, and investment company clients.

Fund(s):        Partners MidCap Value
Sub-Advisor:    Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of
                Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third
                Avenue, 2nd Floor, New York, NY 10158-0180. The two firms continue an asset management history that began in 1939. Neuberger Berman is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.
Sub-Advisor:    Jacobs Levy Equity Management, Inc. ("Jacobs Levy") provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham
                Park, New Jersey, Jacobs Levy is focused exclusively on the management of
                U.S. equity separate accounts for institutional clients. Its address is 100
                Campus Drive, Florham Park, NJ 07932-0650.

Principal Investors Fund        INVESTMENT ADVISORY AND OTHER SERVICES       107
www.Principal.com


Fund(s):        Bond & Mortgage Securities, Disciplined LargeCap Blend, Diversified
                International, Government & High Quality Bond, High Quality Intermediate-
                Term Bond, Inflation Protection, International Emerging Markets,
                International Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend,
                MidCap S&P 400 Index, MidCap Value, Money Market, Principal LifeTime 2010,
                Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025,
                Principal LifeTime 2030, Principal LifeTime 2035, Principal LifeTime 2040,
                Principal LifeTime 2045, Principal LifeTime 2050, Principal LifeTime 2055,
                Principal LifeTime Strategic Income, Short-Term Bond, SmallCap Blend,
                SmallCap Growth, SmallCap S&P 600 Index, SmallCap Value, and Ultra Short
                Bond Funds.
Sub-Advisor:    Principal Global Investors, LLC ("PGI") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the
                Manager. PGI has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. PGI manages equity, fixed-
                income and real estate investments primarily for institutional investors, including Principal Life. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

Fund(s):        High Yield
Sub-Advisor:    J.P. Morgan Investment Management Inc. ("J.P. Morgan"), 245 Park Avenue,
                New York, NY 10167 is an indirect wholly owned subsidiary of JPMorgan Chase
                & Co. ("JPMorgan"), a bank holding company. J.P. Morgan offers a wide range of services to governmental, institutional, corporate, and individual customers and acts as investment advisor to individual and institutional clients.
Sub-Advisor:    Lehman Brothers, 190 South LaSalle Street, Chicago, IL 60603, is a wholly-
                owned subsidiary of Lehman Brothers Holdings, Inc., a publicly-owned holding company. Lehman Brothers offers a wide range of investment advisory services to meet the needs of clients with diverse investment objectives.

Fund(s):        Global Real Estate Securities and Real Estate Securities
Sub-Advisor:    Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life.
                Principal - REI's address is 801 Grand Avenue, Des Moines, IA 50392.

Fund(s):        Partners International
Sub-Advisor:    Pyramis Global Advisors, LLC (formerly known as Fidelity Management &
                Research Company) ("Pyramis") is the Sub-Advisor. Pyramis's address is 82
                Devonshire Street, Boston, MA 02109.

Fund(s):        Preferred Securities
Sub-Advisor:    Spectrum Asset Management, Inc. ("Spectrum") is an indirect subsidiary of
                Principal Life, an affiliate of PGI and a member of the Principal Financial
                Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park,
                Stamford, CT 06905.

Fund(s):        Partners LargeCap Blend and Partners LargeCap Growth I
Sub-Advisor:    T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 69 years of investment management experience. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

Fund(s):        Partners MidCap Growth
Sub-Advisor:    Turner Investment Partners, Inc. ("Turner") was founded in 1990. Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

 108       INVESTMENT ADVISORY AND OTHER SERVICES       Principal Investors Fund
                                                                  1-800-222-5852


Fund(s):        Partners MidCap Growth II
Sub-Advisor:    Jacobs Levy Equity Management, Inc. ("Jacobs Levy") provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham
                Park, New Jersey, Jacobs Levy is focused exclusively on the management of
                U.S. equity separate accounts for institutional clients. Its address is 100
                Campus Drive, Florham Park, NJ 07932-0650.
Sub-Advisor:    MacKay Shields LLC ("MacKay Shields") was founded in 1938 as an economic consulting firm and became a registered investment advisor in April 1969.
                At that time, the firm began managing domestic equity accounts for U.S.
                tax-exempt clients. MacKay Shields has one office that is located at 9 West
                57(th) Street, New York, NY 10019. All aspects of investment management and client service are conducted from this location.

Fund(s):        Partners LargeCap Value I
Sub-Advisor:    UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), a Delaware
                corporation located at One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG.



THE SUB-SUB-ADVISORS
PGI, has entered into a sub-sub-advisory agreement with Post for the Bond & Mortgage Securities and Ultra Short Bond Funds, and with Spectrum for the Bond & Mortgage Securities and High Quality Intermediate-Term Bond Funds. Under the agreements, the sub-sub-advisors agree to manage the day-to-day investment of the Funds' assets allocated to it consistent with the Funds' investment objectives, policies and restrictions and will be responsible for, among other things, placing all orders for the purchase and sale of portfolio securities, subject to supervision and monitoring by each Sub-Advisor and oversight by the Board. Each firm, at its own expense, will provide all investment, management, and administrative personnel, facilities, and equipment necessary for the investment advisory services which it conducts for the Funds.

Under the agreements, PGI pays each sub-sub-advisor a fee which is accrued daily and paid monthly (calculated as percentage of the average daily net assets managed by each respective firm). Entering into these agreements does not change the management fee that the Fund pays Principal under its Management Agreement or the sub-advisory fee that Principal pays PGI under its sub-advisory agreement. PGI, and not the Fund, will bear the expenses of the services that each of the sub-sub-advisors provides to the Fund under the agreements.

PGI is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum Asset Management, Inc. ("Spectrum"), and Post Advisory Group, LLC ("Post") each of which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund's portfolio are made by Spectrum and such decisions for a portion of the Ultra Short Bond Fund's portfolio are made by Post.


Principal Investors Fund        INVESTMENT ADVISORY AND OTHER SERVICES       109
www.Principal.com

Each of the persons affiliated with the Fund who is also an affiliated person of Principal or PGI is named below, together with the capacities in which such person is affiliated:

       NAME                       OFFICE HELD WITH THE FUND                      OFFICE HELD WITH PRINCIPAL/PGI
       ----                       -------------------------                      ------------------------------
Craig L. Bassett           Treasurer                                       Treasurer (Principal)
Michael J. Beer            Executive Vice President                        Executive Vice President and Chief
                           and Chief Financial Officer                     Operating Officer (Principal)
David J. Brown             Chief Compliance Officer                        Senior Vice President (Principal)
Jill R. Brown              Senior Vice President                           Senior Vice President and Chief Financial
                                                                           Officer (Principal)
Ralph C. Eucher            Director, President and CEO                     Director and President (Principal)
Cary Fuchs                 Senior Vice President of Distribution
Stephen G. Gallaher        Assistant Counsel                               2nd Vice President and Counsel
Ernest H. Gillum           Vice President and Assistant Secretary          Vice President and Chief Compliance
                                                                           Officer (Principal)
Patrick A. Kirchner        Assistant Counsel                               Counsel (Principal)
Sarah J. Pitts             Assistant Counsel                               Counsel (Principal)
Layne A. Rasmussen         Vice President and Controller                   Vice President and Controller (Principal)
                                                                           Mutual Funds
Michael D. Roughton        Counsel                                         Senior Vice President and Counsel
                                                                           (Principal); Counsel (PGI)
Adam U. Shaikh             Assistant Counsel                               Counsel (Principal)
Dan Westholm               Assistant Treasurer                             Director - Treasury
Beth C. Wilson             Secretary                                       Director and Secretary, Principal Funds,
                                                                           (Principal)
Larry D. Zimpleman         Director and Chairman of the Board              Director and Chairman of the Board
                                                                           (Principal)


CODES OF ETHICS
The Fund, Principal, each of the Sub-Advisors, the Distributor and Princor have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act. Principal has also adopted such a Code under Rule 204A-1 of the Investment Advisers Act of 1940. These Codes are designed to prevent persons with access to information regarding the portfolio trading activity of a Fund from using that information for their personal benefit. In certain circumstances, personal securities trading is permitted in accordance with procedures established by the Codes. The Boards of Directors of Principal, the Fund, the Distributor, Princor and each of the Sub-Advisors periodically review their respective Codes. The Codes are on file with, and available from, the Securities and Exchange Commission. A copy of the Fund's Code will also be provided upon request, which may be made by contacting the Fund.

FEES PAID TO THE MANAGER
Principal is paid a fee by each Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2006 was:

Bond & Mortgage Securities          0.53%                   Partners MidCap Growth                1.00%
Disciplined LargeCap Blend          0.59                    Partners MidCap Growth I              1.00
Diversified International           0.90                    Partners MidCap Growth II             1.00
Government & High Quality
  Bond                              0.40                    Partners MidCap Value                 1.00
Global Real Estate
  Securities Fund
High Quality Intermediate-
  Term Bond                         0.40                    Partners MidCap Value I               1.00
High Yield                          0.65                    Partners SmallCap Blend               1.00
Inflation Protection                0.40                    Partners SmallCap Growth I            1.10
International Emerging
  Markets                           1.35(1)                 Partners SmallCap Growth II           1.00
                                                            Partners SmallCap Growth
International Growth                0.99                    III                                   1.10
LargeCap Growth                     0.67(2)                 Partners SmallCap Value               1.00
LargeCap S&P 500 Index              0.15                    Partners SmallCap Value I             1.00
LargeCap Value                      0.45                    Partners SmallCap Value II            1.00
MidCap Blend                        0.64                    Preferred Securities                  0.75
MidCap Growth                       0.65                    Principal LifeTime 2010             0.1225
                                                            Principal LifeTime 2015                N/A
MidCap S&P 400 Index                0.15                    Principal LifeTime 2020             0.1225
                                                            Principal LifeTime 2025                N/A
MidCap Value                        0.65                    Principal LifeTime 2030             0.1225
                                                            Principal LifeTime 2035                N/A
Money Market                        0.40                    Principal LifeTime 2040             0.1225
                                                            Principal LifeTime 2045                N/A

 110       INVESTMENT ADVISORY AND OTHER SERVICES       Principal Investors Fund
                                                                  1-800-222-5852

Partners Global Equity              0.95                    Principal LifeTime 2050             0.1225
                                                            Principal LifeTime 2055                N/A
                                                            Principal Lifetime
Partners International              1.09                    Strategic Income                    0.1225
Partners LargeCap Blend             0.74                    Real Estate Securities                0.84
Partners LargeCap Blend I           0.45                    Short-Term Bond                       0.40
Partners LargeCap Growth I          0.74                    SmallCap Blend                        0.75
Partners LargeCap Growth II         0.99                    SmallCap Growth                       0.75
Partners LargeCap Value             0.77                    SmallCap S&P 600 Index                0.15
Partners LargeCap Value I           0.80                    SmallCap Value                        0.75
Partners LargeCap Value II          0.85                    Ultra Short Bond                      0.40



(1)    The Fund's management fees have decreased effective October 1, 2006.

(2)    The Fund's management fees have increased effective January 16, 2007.

The management fee schedules for the Funds are as follows:

                                          FIRST $500    NEXT $500    NEXT $500    OVER $1.5
              FUND                          MILLION      MILLION      MILLION      BILLION
              ----                          -------      -------      -------      -------
Disciplined LargeCap Blend                   0.60%         0.58%        0.56%        0.55%
Global Real Estate Securities                0.90          0.88         0.86         0.85
Government & High Quality Bond               0.40          0.38         0.36         0.35
High Quality Intermediate-Term Bond          0.40          0.38         0.36         0.35
High Yield                                   0.65          0.63         0.61         0.60
Inflation Protection                         0.40          0.38         0.36         0.35
International Emerging Markets               1.20          1.18         1.16         1.15
International Growth                         1.00          0.98         0.96         0.95
LargeCap S&P 500 Index                       0.15          0.15         0.15         0.15
LargeCap Value                               0.45          0.43         0.41         0.40
MidCap Blend                                 0.65          0.63         0.61         0.60
MidCap Growth                                0.65          0.63         0.61         0.60
MidCap S&P 400 Index                         0.15          0.15         0.15         0.15
MidCap Value                                 0.65          0.63         0.61         0.60
Partners Global Equity                       0.95          0.93         0.91         0.90
Partners International                       1.10          1.08         1.06         1.05
Partners LargeCap Blend                      0.75          0.73         0.71         0.70
Partners LargeCap Blend I                    0.45          0.43         0.41         0.40
Partners LargeCap Growth I                   0.75          0.73         0.71         0.70
Partners LargeCap Growth II                  0.95          0.93         0.91         0.90
Partners LargeCap Value I                    0.80          0.78         0.76         0.75
Partners LargeCap Value II                   0.85          0.83         0.81         0.80
Partners MidCap Growth                       1.00          0.96         0.94         0.92
Partners MidCap Growth I                     1.00          0.98         0.96         0.95
Partners MidCap Growth II                    1.00          0.98         0.96         0.95
Partners MidCap Value                        1.00          0.98         0.96         0.95
Partners MidCap Value I                      1.00          0.98         0.96         0.95
Partners SmallCap Blend                      1.00          0.98         0.96         0.95
Partners SmallCap Growth I                   1.10          1.08         1.06         1.05
Partners SmallCap Growth II                  1.00          0.98         0.96         0.95
Partners SmallCap Growth III                 1.10          1.08         1.06         1.05
Partners SmallCap Value                      1.00          0.98         0.96         0.95
Partners SmallCap Value I                    1.00          0.98         0.96         0.95
Partners SmallCap Value II                   1.00          0.98         0.96         0.95
Preferred Securities                         0.75          0.73         0.71         0.70
Real Estate Securities                       0.85          0.83         0.81         0.80
Short-Term Bond                              0.40          0.38         0.36         0.35
SmallCap Blend                               0.75          0.73         0.71         0.70
SmallCap Growth                              0.75          0.73         0.71         0.70
SmallCap S&P 600 Index                       0.15          0.15         0.15         0.15
SmallCap Value                               0.75          0.73         0.71         0.70
Tax-Exempt Bond I                            0.50          0.48         0.46         0.45
Ultra Short Bond                             0.40          0.39         0.38         0.37




Principal Investors Fund        INVESTMENT ADVISORY AND OTHER SERVICES       111
www.Principal.com

                                              FIRST         OVER
                                               $3            $3
                                              BIL-          BIL-
              FUND                            LION          LION
              ----                            -----         ----
                                              0.12-         0.11-
Principal LifeTime 2010                          25%           25%
                                              0.12-         0.11-
Principal LifeTime 2015                          25            25
                                              0.12-         0.11-
Principal LifeTime 2020                          25            25
                                              0.12-         0.11-
Principal LifeTime 2025                          25            25
                                              0.12-         0.11-
Principal LifeTime 2030                          25            25
                                              0.12-         0.11-
Principal LifeTime 2035                          25            25
                                              0.12-         0.11-
Principal LifeTime 2040                          25            25
                                              0.12-         0.11-
Principal LifeTime 2045                          25            25
                                              0.12-         0.11-
Principal LifeTime 2050                          25            25
                                              0.12-         0.11-
Principal LifeTime 2055                          25            25
                                              0.11-         0.11-
Principal LifeTime Strategic Income              25            25



                                              FIRST $500     NEXT $500     NEXT $500     NEXT $500     NEXT $1     OVER $3
              FUND                              MILLION       MILLION       MILLION       MILLION      BILLION     BILLION
              ----                              -------       -------       -------       -------      -------     -------
Bond & Mortgage Securities                       0.55%          0.53%         0.51%         0.50%        0.48%       0.45%
Diversified International                        0.90           0.88          0.86          0.85         0.83        0.80
Money Market                                     0.40           0.39          0.38          0.37         0.36        0.35
Partners LargeCap Value                          0.80           0.78          0.76          0.75         0.73        0.70



                                          FIRST $500        NEXT $500        NEXT $1        NEXT $1        OVER $3
              FUND                          MILLION          MILLION         BILLION        BILLION        BILLION
              ----                        ----------        ---------        -------        -------        -------
LargeCap Growth                              0.68%             0.65%           0.62%          0.58%          0.55%



                                             FIRST $1.0        OVER $1.0
              FUND                             BILLION          BILLION
              ----                           ----------        ---------
California Municipal                            0.50              0.45



                                   FIRST $250    NEXT $250    OVER $500
              FUND                   MILLION      MILLION      MILLION
              ----                 ----------    ---------    ---------
Equity Income I                       0.60%         0.55%        0.50%



                                             FIRST $250        OVER $250
                   FUND                        MILLION          MILLION
                   ----                      ----------        ---------
High Yield II                                   0.625%           0.500%



                                              FIRST         OVER
                                               $2            $2
                                              BIL-          BIL-
              FUND                            LION          LION
              ----                            -----         ----
Income                                        0.50%         0.45%
Mortgage Securities                           0.50          0.45



                                             FIRST $1    NEXT $1    NEXT $1    OVER $3
                   FUND                       BILLION    BILLION    BILLION    BILLION
                   ----                      --------    -------    -------    -------
MidCap Stock                                   0.75%       0.70%      0.65%      0.60%



                                             FIRST $200    NEXT $300    OVER $500
              FUND                             MILLION      MILLION      MILLION
              ----                           ----------    ---------    ---------
Short-Term Income                               0.50%         0.45%        0.40%



                                              FIRST $500    NEXT $500    OVER $1
              FUND                              MILLION      MILLION     BILLION
              ----                            ----------    ---------    -------
West Coast Equity                                0.625%       0.500%      0.375%




 112       INVESTMENT ADVISORY AND OTHER SERVICES       Principal Investors Fund
                                                                  1-800-222-5852

                                           FIRST $500    NEXT $500    NEXT $1    NEXT $1    NEXT $1    NEXT $1    OVER $5
              FUND                           MILLION      MILLION     BILLION    BILLION    BILLION    BILLION    BILLION
              ----                         ----------    ---------    -------    -------    -------    -------    -------
SAM Balanced Portfolio*                       0.55%         0.50%       0.45%      0.40%      0.35%      0.30%      0.25%
SAM Conservative Balanced Portfolio*          0.55          0.50        0.45       0.40       0.35       0.30       0.25
SAM Conservative Growth Portfolio*            0.55          0.50        0.45       0.40       0.35       0.30       0.25
SAM Flexible Income Portfolio*                0.55          0.50        0.45       0.40       0.35       0.30       0.25
SAM Strategic Growth Portfolio*               0.55          0.50        0.45       0.40       0.35       0.30       0.25



  *    Breakpoints based on aggregate SAM Portfolio net assets

Each Fund pays all of its operating expenses, except those Funds for which Principal has agreed to pay such expenses. Under the terms of the Management Agreement, Principal is responsible for paying the expenses associated with the organization of each Fund, including the expenses incurred in the initial registration of the Funds with the Securities and Exchange Commission, compensation of personnel, officers and directors who are also affiliated with Principal, and expenses and compensation associated with furnishing office space and all necessary office facilities and equipment and personnel necessary to perform the general corporate functions of the Fund. Portfolio accounting services are provided to each Fund at cost, under the terms of the Management Agreement. Principal Shareholder Services, Inc., a wholly owned subsidiary of Principal, provides transfer agent services for Class A, B, C, J and Institutional Class shares, including qualifying shares of the Fund for sale in states and other jurisdictions, for each Fund pursuant to an additional agreement with the Fund. Principal is also responsible for providing certain shareholder services to the Advisors Select, Advisors Preferred, Advisors Signature, Select, and Preferred share classes pursuant to an additional agreement.

The Manager has contractually agreed to limit the Fund's expenses (excluding interest the Funds incur in connection with investments they make) on certain share classes of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The operating expense limits and the agreement terms are as follows:

                                                                                                                   INSTITUTIONAL
                                              CLASS A           CLASS B           CLASS C           CLASS J            CLASS
                                              -------           -------           -------           -------        -------------
Bond & Mortgage Securities                      0.94%             1.60%             1.75%**            N/A               N/A
California Municipal                            0.83              1.59              1.59               N/A               N/A
Disciplined LargeCap Blend                      0.88              1.91              1.82               N/A               N/A
Diversified International                       1.29              2.30              2.08              1.59%             0.90%
Equity Income I                                 0.87              1.73              1.65               N/A               N/A
Global Real Estate Securities                   1.45               N/A              2.20               N/A              0.95
Government Securities & High Quality
  Bond                                           N/A               N/A              1.65               N/A               N/A
High Quality Intermediate-Term Bond              N/A               N/A               N/A              1.35               N/A
High Yield II                                   0.90              1.66              1.65               N/A               N/A
Income                                          0.90              1.64              1.65               N/A               N/A
Inflation Protection Fund                       0.90*              N/A              1.65              1.15               N/A
International Emerging Markets                   N/A               N/A              2.80               N/A               N/A
International Growth                            1.60               N/A              2.35               N/A               N/A
LargeCap Growth                                 1.28              2.26              2.03               N/A               N/A
LargeCap S&P 500 Index                           N/A               N/A              1.30               N/A               N/A
LargeCap Value                                   N/A               N/A              1.70               N/A               N/A
MidCap Blend                                    1.02              1.32              1.95**             N/A               N/A
MidCap Stock                                    1.10              2.06              1.95               N/A               N/A
Money Market                                    0.64              1.74              1.79               N/A               N/A
Mortgage Securities                             0.91              1.65              1.63               N/A               N/A
Partners LargeCap Blend                          N/A               N/A              2.20               N/A               N/A
Partners LargeCap Blend I                        N/A               N/A              1.90               N/A               N/A
Partners LargeCap Growth I                       N/A               N/A              2.20               N/A               N/A
Partners LargeCap Growth II                     1.70               N/A              2.45              1.75               N/A
Partners LargeCap Value                          N/A               N/A              2.25               N/A               N/A
Partners MidCap Growth                          1.75              2.50              2.50**             N/A               N/A
Partners MidCap Growth I                        1.75               N/A              2.50               N/A               N/A
Partners MidCap Value                           1.75              2.50              2.50               N/A               N/A
Partners SmallCap Growth I                       N/A               N/A               N/A              2.05               N/A
Partners SmallCap Growth II                     1.95              2.70              2.70**            2.05**             N/A
Partners SmallCap Value                          N/A               N/A               N/A              1.95               N/A

Principal Investors Fund        INVESTMENT ADVISORY AND OTHER SERVICES       113
www.Principal.com

                                                                                                                   INSTITUTIONAL
                                              CLASS A           CLASS B           CLASS C           CLASS J            CLASS
                                              -------           -------           -------           -------        -------------
Preferred Securities                            1.00*              N/A              1.75              1.60               N/A
Principal LifeTime 2010                         0.50*              N/A              1.25**            0.75               N/A
Principal LifeTime 2020                         0.50*             1.25*             1.25**            0.75               N/A
Principal LifeTime 2030                         0.50*             1.25*             1.25**            0.75               N/A
Principal LifeTime 2040                         0.50*             1.25*             1.25**            0.75               N/A
Principal LifeTime 2050                         0.50*             1.25*             1.25              0.75               N/A
Principal LifeTime Strategic Income             0.50*             1.25*             1.25**            0.75               N/A
Real Estate Securities                          1.28              2.08              1.98               N/A               N/A
Short-Term Bond                                  N/A               N/A              1.70               N/A               N/A
SAM Balanced                                    0.66              1.43              1.42              0.95               N/A
SAM Conservative Balanced                       0.68              1.45              1.43              0.95               N/A
SAM Conservative Growth                         0.68              1.45              1.44              0.95               N/A
SAM Flexible Income                             0.67              1.44              1.43              0.95               N/A
SAM Strategic Growth                            0.70              1.47              1.46              0.95               N/A
Short-Term Income                               0.95               N/A              1.67               N/A               N/A
SmallCap Blend                                   N/A               N/A              2.20               N/A               N/A
SmallCap Growth                                 1.42              2.57              2.21              1.50              0.75
SmallCap Value                                  1.35              2.29              2.08              1.47              0.75
Tax-Exempt Bond I                               0.76              1.15              1.65**             N/A               N/A
Ultra Short Bond                                0.75*              N/A              1.50              1.20               N/A
West Coast Equity                               0.86              1.78              1.70               N/A               N/A
                                             EXPIRATION
                                             ----------
Bond & Mortgage Securities                   06/30/2009
California Municipal                         02/28/2008
Disciplined LargeCap Blend                   02/28/2008
Diversified International                    02/28/2008
Equity Income I                              02/28/2008
Global Real Estate Securities                02/28/2009
Government Securities & High Quality
  Bond                                       02/28/2008
High Quality Intermediate-Term Bond          02/28/2008
High Yield II                                02/28/2008
Income                                       02/28/2008
Inflation Protection Fund                    02/28/2008
International Emerging Markets               02/28/2008
International Growth                         02/28/2009
LargeCap Growth                              02/28/2008
LargeCap S&P 500 Index                       02/28/2008
LargeCap Value                               02/28/2008
MidCap Blend                                 06/30/2008
MidCap Stock                                 02/28/2008
Money Market                                 02/28/2008
Mortgage Securities                          02/28/2008
Partners LargeCap Blend                      02/28/2008
Partners LargeCap Blend I                    02/28/2008
Partners LargeCap Growth I                   02/28/2008
Partners LargeCap Growth II                  02/28/2008
Partners LargeCap Value                      02/28/2008
Partners MidCap Growth                       06/30/2008
Partners MidCap Growth I                     02/28/2008
Partners MidCap Value                        02/28/2008
Partners SmallCap Growth I                   02/28/2008
Partners SmallCap Growth II                  06/30/2008
Partners SmallCap Value                      02/28/2008
Preferred Securities                         02/28/2008
Principal LifeTime 2010                      02/28/2008
Principal LifeTime 2020                      02/28/2008
Principal LifeTime 2030                      02/28/2008
Principal LifeTime 2040                      02/28/2008
Principal LifeTime 2050                      02/28/2008
Principal LifeTime Strategic Income          02/28/2008
Real Estate Securities                       02/28/2008
Short-Term Bond                              02/28/2008
SAM Balanced                                 02/28/2008
SAM Conservative Balanced                    02/28/2008
SAM Conservative Growth                      02/28/2008
SAM Flexible Income                          02/28/2008
SAM Strategic Growth                         02/28/2008
Short-Term Income                            02/28/2008
SmallCap Blend                               02/28/2008
SmallCap Growth                              02/28/2008
SmallCap Value                               02/28/2008
Tax-Exempt Bond I                            06/30/2008
Ultra Short Bond                             02/28/2008
West Coast Equity                            02/28/2008



   * Effective: March 1, 2006

 ** Expiration: February 28, 2008

                                           ADVISORS                            ADVISORS
                                          PREFERRED         PREFERRED           SELECT            SELECT           ADVISORS
                                            CLASS             CLASS             CLASS             CLASS        SIGNATURE CLASS
                                          ---------         ---------          --------           ------       ---------------
Diversified International                    1.47%             1.16%             1.65%             1.28%             1.78%
SmallCap Growth                              1.32              1.01              1.50              1.13              1.63
SmallCap Value                               1.32              1.01              1.50              1.13              1.63
                                          EXPIRATION
                                          ----------
Diversified International                 02/28/2008
SmallCap Growth                           02/28/2008
SmallCap Value                            02/28/2008


Fees paid for investment management services during the periods indicated were as follows:

                                                        MANAGEMENT FEES FOR PERIODS ENDED OCTOBER 31
                                                        --------------------------------------------
FUND                                                   2007              2006                 2005
----                                                   ----              ----                 ----
Bond & Mortgage Securities                                           $ 8,920,241          $ 5,132,094
California Municipal                                                   2,007,196            2,102,225
Disciplined LargeCap Blend                                             5,236,138            2,484,913
Diversified International                                              5,968,204            2,283,907
Equity Income Fund I                                                  16,718,327           10,506,944
Global Real Estate Securities(#)
Government & High Quality Bond                                         1,617,006              916,595
High Quality Intermediate-Term
  Bond                                                                   496,920              370,871
High Yield                                                               544,912              245,108(1)
High Yield II                                                          4,845,844            4,227,833
Income                                                                 6,152,234            5,931,217
Inflation Protection                                                     375,925              152,501(1)
International Emerging Markets                                         2,932,054            1,077,236
International Growth                                                   9,966,850            5,444,797
LargeCap Growth                                                        4,310,950            1,766,507
LargeCap S&P 500 Index                                                 1,241,257              948,572
LargeCap Value                                                         2,852,897            1,282,322
MidCap Blend                                                           4,990,756            2,079,396
MidCap Growth                                                            175,119              124,298
MidCap S&P 400 Index                                                     208,057              120,885
MidCap Stock                                                           6,864,331            6,140,244
MidCap Value                                                             850,777              654,579
Money Market                                                           2,597,951            1,601,301
Mortgage Securities                                                    8,890,316            8,599,051
Partners Global Equity                                                   198,582               69,130(2)
Partners International                                                 7,962,057            4,289,099

 114       INVESTMENT ADVISORY AND OTHER SERVICES       Principal Investors Fund
                                                                  1-800-222-5852

                                                        MANAGEMENT FEES FOR PERIODS ENDED OCTOBER 31
                                                        --------------------------------------------
FUND                                                   2007              2006                 2005
----                                                   ----              ----                 ----
Partners LargeCap Blend                                                6,463,592            5,180,187
Partners LargeCap Blend I                                                957,510              408,998
Partners LargeCap Growth I                                             7,298,420            6,070,305
Partners LargeCap Growth II                                            8,533,285            5,283,105
Partners LargeCap Value                                               16,314,826           12,192,603
Partners LargeCap Value I                                              3,271,462            1,151,198
Partners LargeCap Value II                                             1,812,059              896,443(1)
Partners MidCap Growth                                                 4,510,813            1,615,525
Partners MidCap Growth I                                               2,749,755            2,011,387
Partners MidCap Growth II                                              5,490,302            2,330,011(1)
Partners MidCap Value                                                  6,294,150            4,369,396
Partners MidCap Value I                                                6,350,949            4,266,927
Partners SmallCap Blend                                                2,430,278            2,040,434
Partners SmallCap Growth I                                             1,302,665            1,142,276
Partners SmallCap Growth II                                            5,835,968            3,800,328
Partners SmallCap Growth III                                           2,123,142              763,865
Partners SmallCap Value                                                3,084,714            3,094,810
Partners SmallCap Value I                                              3,376,783            1,934,248
Partners SmallCap Value II                                             3,353,323            1,471,842
Preferred Securities                                                   3,696,031            2,067,479
Principal LifeTime 2010                                                1,004,036              549,232
Principal LifeTime 2020                                                1,780,906              860,943
Principal LifeTime 2030                                                1,468,816              727,582
Principal LifeTime 2040                                                  648,933              292,998
Principal LifeTime 2050                                                  303,710              131,676
Principal LifeTime Strategic
  Income                                                                 419,143              264,658
Real Estate Securities                                                 8,663,199            4,924,525
SAM Balanced Portfolio                                                14,338,795           22,943,464
SAM Conservative Balanced
  Portfolio                                                            2,021,150            3,473,818
SAM Conservative Growth Portfolio                                     11,566,375           18,481,899
SAM Flexible Income Portfolio                                          2,936,668            6,144,510
SAM Strategic Growth Portfolio                                         6,956,462           11,039,655
Short-Term Bond                                                          792,753              393,548
Short-Term Income                                                      1,247,103            1,318,161
SmallCap Blend                                                         2,375,684            1,293,621
SmallCap Growth                                                          298,481              220,898
SmallCap S&P 600 Index                                                   510,394              310,146
SmallCap Value                                                         1,236,949              654,297
Tax-Exempt Bond I                                                        991,921            1,085,937
Ultra Short Bond                                                         856,494              324,495
West Coast Equity                                                      8,647,482            7,293,109



   (#) Period from October 1, 2007 (date operations commenced) through October
       31, 2007.

   (1) Period from December 29, 2004 (date operations commenced) through October 31, 2005.

   (2) Period from March 1, 2005 (date operations commenced) through October 31, 2005.

   (3) Period from December 29, 2003 (date operations commenced) through October 31, 2004.

   (4) Period from June 1, 2004 (date operations commenced) through October 31, 2004.


Principal Investors Fund        INVESTMENT ADVISORY AND OTHER SERVICES       115
www.Principal.com

Sub-Advisory Agreements for the Funds

FUNDS FOR WHICH PRINCIPAL GLOBAL INVESTORS, LLC ("PGI") SERVES AS SUB-ADVISOR. PGI is Sub-Advisor for each Fund identified below in Tables A, B, and C. The Manager pays PGI a fee, computed and paid monthly, at an annual rate as shown below.

To calculate the fee for a Fund in Table A, assets of the Fund, along with the assets of all other Funds in Table A, are combined with any:
- Principal Life non-registered separate account sub-advised by PGI with assets invested primarily in fixed-income securities (except money market separate accounts),
- Principal Life sponsored mutual fund sub-advised by PGI with assets invested primarily in fixed-income securities (except money market mutual funds), and
- assets of the Principal Variable Contracts Fund, Inc. - Balanced Account.
The calculation does not include any portion of such mutual funds and/or separate accounts for which advisory services are provided, directly or indirectly, by employees of Post Advisory Group, LLC ("Post").

To calculate the fee for a Fund in Table B, the assets of the Fund are combined with assets sub-advised by PGI with the same investment mandate (e.g., midcap value) in
a) Principal Life non-registered separate account sub-advised by PGI and
b) Principal Life sponsored mutual fund sub-advised by PGI.

For any Fund for which investment advisory services are provided, directly or indirectly, by employees of Post, the Manager pays a fee equal to an annual rate of 0.30% for the portion of the net assets for which Post provides investment advisory services.

                                            PGI SUB-ADVISED FUNDS
                                                                                TABLE A
                                                                        NET ASSET VALUE OF FUND
                                                          --------------------------------------------------
                                                             FIRST        NEXT         NEXT          OVER
FUND                                                      $5 BILLION   $1 BILLION   $4 BILLION   $10 BILLION
----                                                      ----------   ----------   ----------   -----------
Bond & Mortgage Securities, Government & High Quality
Bond, High Quality Intermediate-Term Bond, Inflation
Protection, Short-Term Bond, and Ultra Short Bond           0.1126%      0.0979%      0.0930%       0.0881%



                                                                     TABLE B
                                                             NET ASSET VALUE OF FUND
                         -----------------------------------------------------------------------------------------------
                            FIRST            NEXT            NEXT             NEXT             NEXT             NEXT
FUND                     $50 MILLION     $50 MILLION     $100 MILLION     $200 MILLION     $350 MILLION     $750 MILLION
----                     -----------     -----------     ------------     ------------     ------------     ------------
Disciplined LargeCap
Blend, and LargeCap
Value                       0.2643%         0.2448%         0.2154%          0.1762%          0.1273%          0.0881%
Diversified
International and
International Growth        0.3427          0.2741          0.1958           0.1566           0.1175           0.0979
                            TABLE B
                           NET ASSET
                           VALUE OF
                             FUND
                         ------------
                             OVER
FUND                     $1.5 BILLION
----                     ------------
Disciplined LargeCap
Blend, and LargeCap
Value                       0.0587%
Diversified
International and
International Growth        0.0783



                            FIRST            NEXT            NEXT             NEXT             NEXT             NEXT
                         $25 MILLION     $75 MILLION     $100 MILLION     $300 MILLION     $500 MILLION     $500 MILLION
                         -----------     -----------     ------------     ------------     ------------     ------------
MidCap Blend and
MidCap Value (PGI)          0.3916%         0.3133%         0.2643%          0.2252%          0.1762%          0.1273%
SmallCap Blend,
SmallCap Growth and
SmallCap Value              0.4699          0.3524          0.2643           0.2448           0.2154           0.1762
                             OVER
                         $1.5 BILLION
                         ------------
MidCap Blend and
MidCap Value (PGI)          0.0783%
SmallCap Blend,
SmallCap Growth and
SmallCap Value              0.1175



                                                                 TABLE C
FUND                                               SUB-ADVISOR FEE AS A% OF NET ASSETS
----                                               -----------------------------------
International Emerging Markets                                    0.4895%
LargeCap S&P 500 Index                                            0.0147
MidCap S&P 400 Index                                              0.0147
Money Market                                                      0.0734
Principal LifeTime 2010, 2015, 2020, 2025, 2030,
2035, 2040, 2045, 2050, 2055 and Strategic Income
Funds                                                             0.0416
SmallCap S&P 600 Index                                            0.0147




 116       INVESTMENT ADVISORY AND OTHER SERVICES       Principal Investors Fund
                                                                  1-800-222-5852

FUNDS FOR WHICH EDGE ASSET MANAGEMENT, INC. ("EDGE") SERVES AS SUB-ADVISOR. Edge is Sub-Advisor for each Fund identified below in Tables A, B, and C. Principal pays Edge a fee, computed and paid monthly, at an annual rate as shown below.

In calculating the fee for a fund included in Table A, assets of all other funds included in Table A as well as assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which Edge or PGI provides investment advisory services and which invests primarily in fixed-income securities (except money market separate accounts or investment companies), will be combined with the assets of the fund to arrive at net assets.

In calculating the fee for a fund included in Table B, assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which Edge or PGI provides investment advisory services and which have the same investment mandate (e.g., MidCap Stock) as the fund for which the fee is calculated, will be combined with the assets of the fund to arrive at net assets.

                                             EDGE SUB-ADVISED FUNDS
                                                                                 TABLE A
                                                                         NET ASSET VALUE OF FUND
                                                        --------------------------------------------------------
                                                           FIRST          NEXT           NEXT            OVER
FUND                                                    $5 BILLION     $1 BILLION     $4 BILLION     $10 BILLION
----                                                    ----------     ----------     ----------     -----------
Income, Mortgage Securities and Short-Term Income         0.1126%        0.0979%        0.0930%         0.0881%



                                                                     TABLE B
                                                             NET ASSET VALUE OF FUND
                         -----------------------------------------------------------------------------------------------
                            FIRST            NEXT            NEXT             NEXT             NEXT             NEXT
FUND                     $50 MILLION     $50 MILLION     $100 MILLION     $200 MILLION     $350 MILLION     $750 MILLION
----                     -----------     -----------     ------------     ------------     ------------     ------------
Equity Income I             0.2643%         0.2448%         0.2154%          0.1762%          0.1273%          0.0881%
                            TABLE B
                           NET ASSET
                           VALUE OF
                             FUND
                         ------------
                             OVER
FUND                     $1.5 BILLION
----                     ------------
Equity Income I             0.0587%



                            FIRST            NEXT            NEXT             NEXT             NEXT             NEXT
                         $25 MILLION     $75 MILLION     $100 MILLION     $300 MILLION     $500 MILLION     $500 MILLION
                         -----------     -----------     ------------     ------------     ------------     ------------
MidCap Stock and
West Coast Equity           0.3916%         0.3133%         0.2643%          0.2252%          0.1762%          0.1273%
                             OVER
                         $1.5 BILLION
                         ------------
MidCap Stock and
West Coast Equity           0.0783%




                                                                  TABLE C
FUND                                               SUB-ADVISOR FEE AS A % OF NET ASSETS
----                                               ------------------------------------
High Yield II                                                     0.2643%
SAM Balanced Portfolio                                            0.0416
SAM Conservative Balanced Portfolio                               0.0416
SAM Conservative Growth Portfolio                                 0.0416
SAM Flexible Income Portfolio                                     0.0416
SAM Strategic Growth Portfolio                                    0.0416




Principal Investors Fund        INVESTMENT ADVISORY AND OTHER SERVICES       117
www.Principal.com

ALL OTHER FUNDS

In calculating the fee for each Fund each Sub-Advisor, except J.P. Morgan, Lehman Brothers and MacKay Shields, has agreed that, assets of any existing registered investment company sponsored by Principal Life Insurance Company to which the Sub-Advisor provides investment advisory services and which have the same investment mandate as the Fund for which the fee is being calculated, will be combined (together, the "Aggregated Assets"). The fee charged for the assets in a Fund shall be determined by calculating a fee on the value of the Aggregated Assets using the fee schedules described in the tables below and multiplying the aggregate fee by a fraction, the numerator of which is the amount of assets in the Fund and the denominator of which is the amount of the Aggregated Assets.

                                                          FIRST                      OVER
FUND                                                  $1.2 BILLION               $1.2 BILLION
----                                                  ------------               ------------
California Municipal*                                     0.15                       0.125
Tax-Exempt Bond I*                                        0.15                       0.125



 * Breakpoints are based on aggregate net assets of the California Municipal and Tax-Exempt Bond I Funds.

                                                                           SUB-ADVISOR FEE
FUND                                                                    AS A % OF NET ASSETS
----                                                                    --------------------
High Yield (J.P. Morgan and Lehman Brothers)                                    0.30%
Partners LargeCap Growth Fund II                                                0.15
Partners LargeCap Value Fund                                                    0.15
Partners SmallCap Value II (DFA)                                                0.50
Partners SmallCap Growth Fund III (CCI)                                         0.50



                                                                     NET ASSET VALUE OF FUND
                                ------------------------------------------------------------------------------------------------
                                FIRST $50  NEXT $50  NEXT $100  NEXT $200  NEXT $350  NEXT $750  NEXT $500  NEXT $2.5  OVER $4.5
FUND                             MILLION    MILLION   MILLION    MILLION    MILLION    MILLION    MILLION    BILLION    BILLION
----                            ---------  --------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
LargeCap Growth (CCI)            0.2643%    0.2448%   0.2154%    0.1762%    0.1273%    0.0881%    0.0587%    0.2448%    0.1664%



                                                                        NET ASSET VALUE OF FUND
                                      ------------------------------------------------------------------------------------------
                                         FIRST               NEXT               NEXT                NEXT                OVER
FUND                                  $25 MILLION        $75 MILLION        $100 MILLION        $100 MILLION        $300 MILLION
----                                  -----------        -----------        ------------        ------------        ------------
MidCap Growth (CCI)                     0.3916%            0.3133%             0.2643%             0.2252%             0.3427%



                                                                        NET ASSET VALUE OF FUND
                                       ----------------------------------------------------------------------------------------
                                          FIRST               NEXT               NEXT               NEXT               OVER
FUND                                   $10 MILLION        $15 MILLION        $25 MILLION        $50 MILLION        $100 MILLION
----                                   -----------        -----------        -----------        -----------        ------------
MidCap Value (BHMS)                       0.80%              0.60%              0.50%              0.40%               0.35%



                                                                      NET ASSET VALUE OF FUND
                                  ----------------------------------------------------------------------------------------------
                                     FIRST            NEXT             NEXT             NEXT             NEXT            OVER
FUND                              $50 MILLION     $100 MILLION     $150 MILLION     $200 MILLION     $500 MILLION     $1 BILLION
----                              -----------     ------------     ------------     ------------     ------------     ----------
Partners Global Equity (J.P.
Morgan)                               0.55%           0.45%            0.40%            0.35%            0.30%           0.25%



                                                         NET ASSET VALUE OF FUND
                                 -----------------------------------------------------------------------
                                    FIRST               NEXT                NEXT                NEXT
FUND                             $50 MILLION        $200 MILLION        $350 MILLION        $400 MILLION
----                             -----------        ------------        ------------        ------------
Partners LargeCap Blend (T.
Rowe)                                0.40%              0.35%               0.30%               0.275%
                                  NET ASSET VALUE OF
                                         FUND
                                 --------------------
                                         OVER
FUND                                  $1 BILLION
----                                  ----------
Partners LargeCap Blend (T.
Rowe)                            0.275% on all assets



                                                                        NET ASSET VALUE OF FUND
                                                         ----------------------------------------------------
                                                             FIRST               NEXT                OVER
FUND                                                     $250 MILLION        $500 MILLION        $750 MILLION
----                                                     ------------        ------------        ------------
Partners International (Pyramis)                             0.45%               0.40%               0.35%



                                                                         NET ASSET VALUE OF FUND
                                                         ------------------------------------------------------
                                                             FIRST                NEXT                 OVER
FUND                                                     $500 MILLION          $1 BILLION          $1.5 BILLION
----                                                     ------------          ----------          ------------
Partners LargeCap Blend I (GSAM)                             0.15%                0.12%                0.10%




 118       INVESTMENT ADVISORY AND OTHER SERVICES       Principal Investors Fund
                                                                  1-800-222-5852

                                                                        NET ASSET VALUE OF FUND
                                               -------------------------------------------------------------------------
                                                   FIRST               NEXT                NEXT                 OVER
FUND                                           $250 MILLION        $250 MILLION        $500 MILLION          $1 BILLION
----                                           ------------        ------------        ------------        -------------
Partners LargeCap Growth I (T. Rowe)               0.400%              0.375%              0.350%          0.350%
                                                                                                           on all assets


 The Sub-Advisory Fees on all assets through the period ending July 31, 2007 is 0.350%.

                                                                       NET ASSET VALUE OF FUND
                                               -----------------------------------------------------------------------
                                                  FIRST               NEXT                NEXT                OVER
FUND                                           $50 MILLION        $200 MILLION        $500 MILLION        $750 MILLION
----                                           -----------        ------------        ------------        ------------
Partners LargeCap Growth II (American
Century)                                           0.45%              0.40%               0.35%               0.30%



                                                             NET ASSET VALUE OF FUND
                           -------------------------------------------------------------------------------------------
                              FIRST            NEXT            NEXT            NEXT            NEXT            NEXT
FUND                       $10 MILLION     $15 MILLION     $25 MILLION     $50 MILLION     $50 MILLION     $50 MILLION
----                       -----------     -----------     -----------     -----------     -----------     -----------
Partners LargeCap Value
(Bernstein)                   0.600%          0.500%          0.400%          0.300%          0.250%          0.225%
                             NET ASSET
                             VALUE OF
                               FUND
                           ------------
                               OVER
FUND                       $200 MILLION
----                       ------------
Partners LargeCap Value
(Bernstein)                    0.200%



                                                                  NET ASSET VALUE OF FUND
                       ------------------------------------------------------------------------------------------------------------
                          FIRST            NEXT            NEXT            NEXT            NEXT            NEXT            NEXT
FUND                   $10 MILLION     $15 MILLION     $25 MILLION     $50 MILLION     $50 MILLION     $50 MILLION     $300 MILLION
----                   -----------     -----------     -----------     -----------     -----------     -----------     ------------
Partners LargeCap
Value I (UBS)             0.600%          0.500%          0.400%          0.300%          0.250%          0.225%           0.200%
                         NET ASSET
                         VALUE OF
                           FUND
                       ------------
                           OVER
FUND                   $500 MILLION
----                   ------------
Partners LargeCap
Value I (UBS)              0.180%



                                                                        NET ASSET VALUE OF FUND
                                               ------------------------------------------------------------------------
                                                   FIRST               NEXT                NEXT                OVER
FUND                                           $200 MILLION        $300 MILLION        $250 MILLION        $750 MILLION
----                                           ------------        ------------        ------------        ------------
Partners LargeCap Value II (American Century)      0.40%               0.35%               0.30%               0.28%



                                                        FIRST                      OVER
FUND                                                $600 MILLION               $600 MILLION
----                                                ------------               ------------
Partners MidCap Growth (Turner)                         0.50%                      0.40%



                                                                         NET ASSET VALUE OF FUND
                                                                     ------------------------------
                                                                        FIRST               OVER
FUND                                                                 $50 MILLION        $50 MILLION
----                                                                 -----------        -----------
Partners MidCap Growth I (Mellon Equity)                                 0.40%              0.35%



                                                                        NET ASSET VALUE OF FUND
                                                                   --------------------------------
                                                                       FIRST               OVER
FUND                                                               $500 MILLION        $500 MILLION
----                                                               ------------        ------------
Partners MidCap Growth II (Jacobs Levy)                                0.35%               0.30%



                                                                        NET ASSET VALUE OF FUND
                                               ------------------------------------------------------------------------
                                                   FIRST               NEXT                NEXT                OVER
FUND                                           $100 MILLION        $400 MILLION        $250 MILLION        $750 MILLION
----                                           ------------        ------------        ------------        ------------
Partners MidCap Growth II (MacKay Shields)         0.65%               0.50%               0.45%               0.40%



                                                                       NET ASSET VALUE OF FUND
                                    --------------------------------------------------------------------------------------------
                                        FIRST               NEXT                NEXT                NEXT                OVER
FUND                                $100 MILLION        $150 MILLION        $250 MILLION        $250 MILLION        $750 MILLION
----                                ------------        ------------        ------------        ------------        ------------
Partners MidCap Value (Neuberger
Berman)                                 0.500%              0.475%              0.450%              0.425%              0.400%



                                                                        NET ASSET VALUE OF FUND
                                                                   --------------------------------
                                                                       FIRST               OVER
FUND                                                               $100 MILLION        $100 MILLION
----                                                               ------------        ------------
Partners MidCap Value (Jacobs Levy)                                    0.65%               0.50%




Principal Investors Fund        INVESTMENT ADVISORY AND OTHER SERVICES       119
www.Principal.com

                                                                       NET ASSET VALUE OF FUND
                                      -----------------------------------------------------------------------------------------
                                         FIRST               NEXT               NEXT               NEXT                OVER
FUND                                  $25 MILLION        $25 MILLION        $75 MILLION        $225 MILLION        $350 MILLION
----                                  -----------        -----------        -----------        ------------        ------------
Partners MidCap Value I (GSAM)            0.60%              0.55%              0.50%              0.45%               0.40%
                                            If assets exceed $75  million, the fee on the first $50 million will be 0.50%
Partners MidCap Value I (LA Capital)  0.30% for all assets managed



                                                                        NET ASSET VALUE OF FUND
                                                         ----------------------------------------------------
                                                             FIRST               NEXT                OVER
FUND                                                     $100 MILLION        $200 MILLION        $300 MILLION
----                                                     ------------        ------------        ------------
Partners SmallCap Blend (Mellon Equity),
Partners SmallCap Value I (Mellon Equity and J.P.
Morgan),
and Partners SmallCap Value (Ark and LA Capital)             0.50%               0.45%               0.35%



                                                                        NET ASSET VALUE OF FUND
                                                         ----------------------------------------------------
                                                            FIRST                 NEXT               OVER
FUND                                                     $25 MILLION          $75 MILLION        $100 MILLION
----                                                     -----------          -----------        ------------
Partners SmallCap Growth I (AllianceBernstein)               0.65%                0.60%              0.55%



                                                                        NET ASSET VALUE OF FUND
                                                 ---------------------------------------------------------------------
                                                    FIRST               NEXT               NEXT               OVER
FUND                                             $50 MILLION        $50 MILLION        $50 MILLION        $150 MILLION
----                                             -----------        -----------        -----------        ------------
Partners SmallCap Growth II (Essex)                  0.70%              0.60%              0.55%              0.50%



                                                                        NET ASSET VALUE OF FUND
                                                         ----------------------------------------------------
                                                            FIRST                NEXT                OVER
FUND                                                     $50 MILLION         $250 MILLION        $300 MILLION
----                                                     -----------         ------------        ------------
Partners SmallCap Growth II (UBS)                            0.60%               0.55%               0.45%



                                                                        NET ASSET VALUE OF FUND
                                                ----------------------------------------------------------------------
                                                   FIRST               NEXT               NEXT                OVER
FUND                                            $10 MILLION        $40 MILLION        $150 MILLION        $200 MILLION
----                                            -----------        -----------        ------------        ------------
Partners SmallCap Growth II (Emerald)               0.75%              0.60%              0.50%               0.45%



                                                                        NET ASSET VALUE OF FUND
                                                         ----------------------------------------------------
                                                             FIRST               NEXT                OVER
FUND                                                     $150 MILLION        $150 MILLION        $300 MILLION
----                                                     ------------        ------------        ------------
Partners SmallCap Growth III (Mazama)                        0.60%               0.55%               0.50%



                                                                        NET ASSET VALUE OF FUND
                                                         ----------------------------------------------------
                                                             FIRST               NEXT                OVER
FUND                                                     $100 MILLION        $200 MILLION        $300 MILLION
----                                                     ------------        ------------        ------------
Partners SmallCap Value II (Vaughan Nelson)                  0.50%               0.45%               0.35%



                                                                        NET ASSET VALUE OF FUND
                                                         ----------------------------------------------------
                                                             FIRST               NEXT                OVER
FUND                                                     $100 MILLION        $150 MILLION        $250 MILLION
----                                                     ------------        ------------        ------------
Preferred Securities (Spectrum)                              0.35%               0.30%               0.20%



                                                                         NET ASSET VALUE OF FUND
                                                         ------------------------------------------------------
                                                            FIRST                NEXT                  OVER
FUND                                                     $1 BILLION          $500 MILLION          $1.5 BILLION
----                                                     ----------          ------------          ------------
Real Estate Securities (Principal-REI)                     0.4895%              0.4405%               0.3916%
Global Real Estate Securities (Principal-REI)              0.54                 0.48                  0.44




 120       INVESTMENT ADVISORY AND OTHER SERVICES       Principal Investors Fund
                                                                  1-800-222-5852

Cash Management Sub-Advisory Agreement For The Funds
Principal has entered into a Cash Management Sub-Advisory Agreement with PGI pursuant to which PGI agrees to perform all of the cash management investment advisory responsibilities of Principal for each Fund that is sub-advised by either Principal-REI or Spectrum. Principal pays PGI an amount representing PGI's actual cost providing such services and assuming such operations.

Fees paid for Sub-Advisory services during the periods indicated were as follows:

                                                        SUB-ADVISOR FEES FOR PERIODS ENDED
                                                                    OCTOBER 31
                                                        ----------------------------------
FUND                                                 2007            2006              2005
----                                                 ----            ----              ----
Bond & Mortgage Securities                                        1,712,597           965,821
Disciplined LargeCap Blend                                        1,247,567           737,975
Diversified International                                           622,876           253,035
Global Real Estate Securities Fund
Government & High Quality Bond                                      418,729           237,361
High Quality Intermediate-Term Bond                                 126,870            95,143
High Yield                                                          228,513            97,221
Inflation Protection                                                 94,517            37,515
International Emerging Markets                                    1,040,321           381,019
International Growth                                                934,458           540,383
LargeCap Growth                                                     910,195           420,546
LargeCap S&P 500 Index                                              120,173            92,098
LargeCap Value                                                      845,837           388,294
MidCap Blend                                                      1,217,850           456,095
MidCap Growth                                                        77,350            57,498
MidCap S&P 400 Index                                                 20,069            11,626
MidCap Value                                                        181,525           238,799
Money Market                                                        474,127           285,990
Partners Global Equity                                              115,012            40,028
Partners International                                            3,028,429         1,683,058
Partners LargeCap Blend                                           2,343,882         2,074,683
Partners LargeCap Blend I                                           326,871           140,842
Partners LargeCap Growth I                                        3,320,216         2,759,550
Partners LargeCap Growth II                                       3,089,166         2,085,021
Partners LargeCap Value                                           4,427,904         3,325,819
Partners LargeCap Value I                                         1,039,956           438,232
Partners LargeCap Value II                                          846,452           421,955
Partners MidCap Growth                                            2,255,911           808,179
Partners MidCap Growth I                                            982,450           723,574
Partners MidCap Growth II                                         2,299,413         1,004,994
Partners MidCap Value                                             2,986,157         2,029,861
Partners MidCap Value I                                           2,683,182         1,934,024
Partners SmallCap Blend                                           1,143,682           968,804
Partners SmallCap Growth I                                          712,663           623,616
Partners SmallCap Growth II                                       3,127,955         2,078,467
Partners SmallCap Growth III                                      1,136,567           416,901
Partners SmallCap Value                                           1,488,149         1,477,171
Partners SmallCap Value I                                         1,603,978           923,990
Partners SmallCap Value II                                        1,677,320           736,338
Preferred Securities                                              1,647,396           922,498
Principal LifeTime 2010                                             331,946           181,571
Principal LifeTime 2020                                             587,353           283,309
Principal LifeTime 2030                                             483,901           240,712
Principal LifeTime 2040                                             213,323            96,223
Principal LifeTime 2050                                              99,932            43,085

Principal Investors Fund        INVESTMENT ADVISORY AND OTHER SERVICES       121
www.Principal.com

                                                        SUB-ADVISOR FEES FOR PERIODS ENDED
                                                                    OCTOBER 31
                                                        ----------------------------------
FUND                                                 2007            2006              2005
----                                                 ----            ----              ----
Principal Lifetime Strategic Income                                 138,995            86,547
Real Estate Securities                                            4,887,334         3,046,527
Short-Term Bond                                                     203,094           101,559
SmallCap Blend                                                      589,799           325,799
SmallCap Growth                                                     113,703            83,660
SmallCap S&P 600 Index                                               49,532            29,737
SmallCap Value                                                      445,699           247,839
Ultra Short Bond                                                    213,841            69,929



(1) Period from December 29, 2003 (date operations commenced) through October 31, 2004.

(2)    Period from June 1, 2004 (date operations commenced) through October 31,
       2004.

(#) Period from October 1, 2007 (date operations commenced) through October 31, 2007.

                                                                 UNDERWRITING FEES
                                                           FOR PERIODS ENDED OCTOBER 31,
                                                    ------------------------------------------
FUND                                                2007            2006               2005
----                                                ----            ----               ----
Bond & Mortgage Securities                                          544,445            294,296
California Municipal                                              1,129,981*           901,145
Disciplined LargeCap Blend                                          223,515             77,696(3)
Diversified International                                           937,475            286,335
Equity Income I                                                  11,764,838*         6,134,650
Global Real Estate Securities Fund
Government & High Quality Bond                                      453,416            214,484
High Quality Intermediate-Term Bond                                   9,778              8,681
High Yield II                                                     2,226,864*           757,240
Income                                                              965,734*         1,055,320
Inflation Protection                                                 35,118             22,590(1)
International Emerging Markets                                      518,896            127,886
International Growth                                                 20,174             18,248
LargeCap Growth                                                     641,437            199,805
LargeCap S&P 500 Index                                              172,283            152,974
LargeCap Value                                                      460,660            190,577
MidCap Blend                                                      1,172,355            438,134
MidCap Growth                                                         5,068              8,293
MidCap S&P 400 Index                                                  7,604              5,459
MidCap Stock                                                        716,954*           300,926
MidCap Value                                                         31,990             35,082
Money Market                                                        116,457             78,061
Mortgage Securities                                                 379,545            529,816
Partners LargeCap Blend                                             439,982            181,269
Partners LargeCap Blend I                                           289,745            108,625
Partners LargeCap Growth I                                          250,861             84,307
Partners LargeCap Growth II                                          17,152              9,534
Partners LargeCap Value                                             376,080            175,752
Partners MidCap Growth                                              179,635             56,596
Partners MidCap Growth I                                             29,443              2,207(4)
Partners MidCap Value                                               155,973             65,667
Partners SmallCap Growth I                                            1,690              3,248
Partners SmallCap Growth II                                         165,540             54,077
Partners SmallCap Value                                               2,698                819
Preferred Securities                                                 81,954             40,193
Principal LifeTime 2010                                             367,836             38,655
Principal LifeTime 2020                                             656,684            115,301
Principal LifeTime 2030                                             618,088            178,579
Principal LifeTime 2040                                             373,419            171,240
Principal LifeTime 2050                                             195,103             82,520
Principal Lifetime Strategic Income                                 102,422             15,703
Real Estate Securities                                              608,032            214,854
SAM Balanced Portfolio                                           15,166,207         20,947,741
SAM Conservative Balanced Portfolio                               2,047,872          3,557,387
SAM Conservative Growth Portfolio                                 9,433,707         13,457,799
SAM Flexible Income Portfolio                                     3,407,634          4,723,154

 122       INVESTMENT ADVISORY AND OTHER SERVICES       Principal Investors Fund
                                                                  1-800-222-5852

                                                                 UNDERWRITING FEES
                                                           FOR PERIODS ENDED OCTOBER 31,
                                                    ------------------------------------------
FUND                                                2007            2006               2005
----                                                ----            ----               ----
SAM Strategic Growth Portfolio                                    6,269,066          8,144,915
Short-Term Bond                                                      93,242             73,893
Short-Term Income                                                   144,241            169,386
SmallCap Blend                                                      388,415            148,121
SmallCap Growth                                                       7,415             12,788
SmallCap S&P 600 Index                                               28,212             25,294
SmallCap Value                                                      150,529             42,446
Tax-Exempt Bond I                                                   304,831            334,011
Ultra Short Bond                                                     19,139             18,943
West Coast Equity                                                 3,778,504          2,385,809



(1) Period from December 29, 2004 (date operations commenced) through October 31, 2005.

(2) Period from December 29, 2003 (date operations commenced) through October 31, 2004.

(3) Period from June 28, 2005 (date operations commenced for Class A and Class B shares) through October 31, 2005.

(4) Period from June 28, 2005 (date operations commenced for Class A shares) through October 31, 2005.

(#) Period from October 1, 2007 (date operations commenced) through October 31, 2007.


Principal Investors Fund        INVESTMENT ADVISORY AND OTHER SERVICES       123
www.Principal.com

MULTIPLE CLASS STRUCTURE

The Board of Directors has adopted a multiple class plan (the Multiple Class
Plan) pursuant to SEC Rule 18f-3. The share classes that are offered by each Fund are identified in the chart included under the heading "Fund History." The share classes offered under the plan include: Institutional Class, Select Class, Preferred Class, Advisors Select Class, Advisors Signature Class, Advisors Preferred Class, Class J, Class A, Class B, and Class C shares.

Effective June 16, 2008, the Fund will change share class names as described below:

CURRENT SHARE
CLASS                 As of June 16, 2008 Share Class
Advisors Signature                   R1
Advisors Select                      R2
Advisors Preferred                   R3
Select                               R4
Preferred                            R5



Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase, as described in the prospectus. Certain redemptions of Class A shares within 18 months of purchase may be subject to a contingent deferred sales charge ("CDSC"), as described in the prospectus. Participants in employer-sponsored plans that had at least $1 million in assets as of January 12, 2007 can purchase Class A shares at net asset value provided the participant notes that he or she meets this qualification on the application to purchase shares.

Class B shares are not subject to a sales charge at the time of purchase but are subject to a CDSC on shares redeemed within five full years of purchase, as described in the prospectus.

The Class B share CDSC on shares purchased on or before January 12, 2007, if any, is determined by multiplying the lesser of the market value at the time of redemption or the initial purchase price of the shares sold by the appropriate percentage from the table below (for shares issued in connection with the WM Reorganization, the CDSC is determined by multiplying the initial purchase price by the appropriate percentage):

                                                                ACCOUNTS INCLUDED IN
                                                               CERTAIN SPONSORED PLANS
   YEARS SINCE PURCHASE                                     ESTABLISHED AFTER 02/01/1998
      PAYMENTS MADE          CDSC AS A % OF DOLLAR AMOUNT       AND BEFORE 03/01/2002
   --------------------      ----------------------------       ---------------------
2 years or less                          4.00%                          3.00%
more than 2 years, up to
4 years                                  3.00                           2.00
more than 4 years, up to
5 years                                  2.00                           1.00
more than 5 years, up to
6 years                                  1.00                           None
more than 6 years                        None                           None


Class C shares are not subject to a sales charge at the time of purchase but are subject to a 1% CDSC on shares redeemed within 12 months of purchase, as described in the prospectus.

The Class J shares are sold without any front-end sales charge. A CDSC of 1% is imposed if Class J shares are redeemed within 18 months of purchase, as described in the prospectus.

Contingent deferred sales charges for Class A, B, C, and J shares are waived on shares:
-  that were purchased pursuant to the Small Amount Force Out ("SAFO") program;
- shares redeemed within 90 days after an account is re-registered due to a shareholder's death;
- shares redeemed due to the shareholder's post-purchase disability, as defined in the Internal Revenue Code of 1986, as amended;
- shares redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
-  shares redeemed to pay retirement plan fees;
- shares redeemed involuntarily from small balance accounts (values of less than $300);
- shares redeemed through a periodic withdrawal plan in an amount of up to 1.00% per month (measured cumulatively with respect to non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the periodic withdrawal plan is established;
- shares redeemed from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k) and 415 of the Internal Revenue Code; or


 124       MULTIPLE CLASS STRUCTURE                     Principal Investors Fund
                                                                  1-800-222-5852

- shares redeemed from retirement plans qualified under Section 401(a) of the Internal Revenue Code due to the plan participant's death, disability, retirement, or separation from service after attaining age 55.

The Advisors Select, Advisors Signature, Advisors Preferred, Institutional, Select, and Preferred Classes are available without any front-end sales charge or contingent deferred sales charge. The Advisors Select, Advisors Signature, Advisors Preferred, Select, and Preferred Classes are available through employer-sponsored retirement plans. Such plans may impose fees in addition to those charged by the Funds. The Advisors Select, Advisors Signature, Advisors Preferred, and Select share classes are subject to asset based charges (described below).

Currently, all of the operating expenses for each Fund's Advisors Select, Advisors Signature, Advisors Preferred, Select, and Preferred Class shares are absorbed by Principal. Principal receives a fee for providing investment advisory and certain corporate administrative services under the terms of the Management Agreement. In addition to the management fee, the Fund's Advisors Select, Advisors Signature, Advisors Preferred, Select, and Preferred Class shares pay Principal a service fee and an administrative services fee under the terms of a Service Agreement and an Administrative Services Agreement.

Service Agreement (Advisors Preferred, Advisors Select, Advisors Signature, Preferred and Select Classes only)
The Service Agreement provides for Principal to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members) of those classes. These personal services include:
-  responding to plan sponsor and plan member inquiries;
-  providing information regarding plan sponsor and plan member investments; and
- providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by Financial Industry Regulatory Authority (FINRA) Rule 2830 (or any successor thereto).

As compensation for these services, the Fund will pay Principal service fees equal to 0.25% of the average daily net assets attributable to the Advisors Select Class, 0.25% of the average daily net assets of the Advisors Signature Class, 0.17% of the average daily net assets of the Advisors Preferred Class, and 0.15% of the average daily net assets attributable to each of the Select Class and Preferred Class. The service fees are calculated and accrued daily and paid monthly to Principal (or at such other intervals as the Fund and Principal may agree).

Administrative Service Agreement (Advisors Preferred, Advisors Select, Advisors Signature, Preferred and Select Classes only)
The Administrative Service Agreement provides for Principal to provide services to beneficial owners of Fund shares. Such services include:
- receiving, aggregating, and processing purchase, exchange, and redemption requests from plan shareholders;
- providing plan shareholders with a service that invests the assets of their accounts in shares pursuant to pre-authorized instructions submitted by plan members;
- processing dividend payments from the Funds on behalf of plan shareholders and changing shareholder account designations;
-  acting as shareholder of record and nominee for plans;
-  maintaining account records for shareholders and/or other beneficial owners;
- providing notification to plan shareholders of transactions affecting their accounts;
- forwarding prospectuses, financial reports, tax information and other communications from the Fund to beneficial owners;
- distributing, receiving, tabulating and transmitting proxy ballots of plan shareholders; and
-  other similar administrative services.

As compensation for these services, the Fund will pay Principal service fees equal to 0.20% of the average daily net assets attributable to the Advisors Select Class, 0.28% of the average daily net assets of the Advisors Signature Class, 0.15% of the average daily net assets of the Advisors Preferred Class, 0.13% of the average daily net assets of the Select Class and 0.11% of the average daily net assets of the Preferred Class. The service fees are calculated and accrued daily and paid monthly to Principal (or at such other intervals as the Fund and Principal may agree).

Principal may, at its discretion appoint (and may at any time remove), other parties, including companies affiliated with Principal, as its agent to carry out the provisions of the Service Agreement and/or the Administrative Service Agreement.

Principal Investors Fund                      MULTIPLE CLASS STRUCTURE       125
www.Principal.com

However, the appointment of an agent shall not relieve Principal of any of its responsibilities or liabilities under those Agreements. Any fees paid to agents under these Agreements shall be the sole responsibility of Principal.

Rule 12b-1 Fees / Distribution Plans and Agreements
In addition to the management and service fees, certain of the Fund's share classes, are subject to Distribution Plans and Agreements (described below) sometimes referred to as a Rule 12b-1 Plan. Rule 12b-1 permits a fund to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholders of the Advisors Select, Advisors Signature, Advisors Preferred, Select, A, B, C, and J Classes of shares have approved and entered into a Distribution Plan and Agreement.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the Fund (as defined in the 1940 Act), hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the Funds and the shareholders of the affected classes. Pursuant to Rule 12b-1, information about revenues and expenses under the Plans is presented to the Board of Directors each quarter for its consideration in continuing the Plans. Continuance of the Plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The Plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the Plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

Payments under the 12b-1 plans will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The Fund Board will determine whether to terminate, modify or leave unchanged the 12b-1 plan at the time the board directs the implementation of the closure of the fund.

The Plans provide that each Fund makes payments to the Fund's Distributor (in the case of Class A, Class B, and Class C shares) or Princor (in the case of Class J shares, Advisors Select, Advisors Signature, Advisors Preferred, and Select share classes) from assets of each share class that has a Plan to compensate the Distributor or Princor and other selling dealers, various banks, broker-dealers and other financial intermediaries, for providing certain services to the Fund. Such services may include:
-  formulation and implementation of marketing and promotional activities;
-  preparation, printing, and distribution of sales literature;
- preparation, printing, and distribution of prospectuses and the Fund reports to other than existing shareholders;
- obtaining such information with respect to marketing and promotional activities as the Distributor or Princor deems advisable;
- making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and
- providing training, marketing, and support with respect to the sale of shares.


 126       MULTIPLE CLASS STRUCTURE                     Principal Investors Fund
                                                                  1-800-222-5852

The Fund pays the Distributor or Princor a fee after the end of each month at an annual rate as a percentage of the daily net asset value of the assets attributable to each share class as follows:

                                                                                  MAXIMUM
                                                                                ANNUALIZED
         SHARE CLASS                                                             12B-1 FEE
         -----------                                                            ----------
Advisors Signature                                                                 0.35%
Advisors Select                                                                    0.30%
Advisors Preferred                                                                 0.25%
Class A shares (except Short-Term Bond, LargeCap S&P 500 Index, Money Market,
and Ultra Short)(1)                                                                0.25%
Class A shares of Short-Term Bond, LargeCap S&P 500 Index, and Ultra Short         0.15%
Class B shares(1)                                                                  1.00%
Class C shares(1)                                                                  1.00%
Class J shares (except Money Market and SmallCap Blend)(1)                         0.50%
Class J shares of Money Market(1)                                                  0.25%
Class J shares of SmallCap Blend                                                   0.15%
Select                                                                             0.10%



(1) The Distributor also receives the proceeds of any CDSC imposed on the redemption of Class A, B or C shares, as does Princor with regard to Class J shares

The Distributor or Princor may remit on a continuous basis all of these sums (up to 0.25% for Class B shares) to its investment representatives and other financial intermediaries as a trail fee in recognition of their services and assistance.

Currently, the Distributor and Princor make payments to dealers on accounts for which such dealer is designated dealer of record. Payments are based on the average net asset value of the accounts invested in Class A, Class B, Class C, Class J, Advisors Preferred Class, Advisors Select Class, Advisors Signature Class, Select Class, or Preferred Class shares.

At least quarterly, the Distributor and Princor provide to the Fund's Board of Directors, and the Board reviews, a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made.

Under the Plans, the Funds have no legal obligation to pay any amount that exceeds the compensation limit. The Funds do not pay, directly or indirectly, interest, carrying charges, or other financing costs in association with these Plans. All fees paid under a Fund's Rule 12b-1 Plan are paid to the Distributor or Princor, each of which is entitled to retain such fees paid by the Fund without regard to the expenses which it incurs.

Transfer Agency Agreement (Institutional Class, Class A, Class B, Class C, and Class J shares only)
The Transfer Agency Agreement provides for Principal Shareholder Services, Inc., a wholly owned subsidiary of Principal to act as transfer and shareholder servicing agent for the Institutional Class, Class A, Class B, Class C, and Class J shares. Principal provides these services to the Institutional Class shares without charge. With respect to each of the Class A, B, C and J shares, the Fund will pay Principal Shareholder Services a fee for the services provided pursuant to the Agreement in an amount equal to the costs incurred by Principal Shareholder Services for providing such services. The services include:
- issuance, transfer, conversion, cancellation, and registry of ownership of Fund shares, and maintenance of open account system;
- preparation and distribution of dividend and capital gain payments to shareholders;
- delivery, redemption and repurchase of shares, and remittances to shareholders;
- the tabulation of proxy ballots and the preparation and distribution to shareholders of notices, proxy statements and proxies, reports, confirmation of transactions, prospectuses and tax information;
-  communication with shareholders concerning the above items; and
- use of its best efforts to qualify the Capital Stock of the Fund for sale in states and jurisdictions as directed by the Fund.

CUSTODIAN
The custodian of the portfolio securities and cash assets of the Funds is Bank of New York Mellon, 100 Church Street, 10th Floor, New York, NY 10286. The custodian performs no managerial or policy-making functions for the Funds.


Principal Investors Fund      BROKERAGE ALLOCATION AND OTHER PRACTICES       127
www.Principal.com

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE ON PURCHASES AND SALES OF SECURITIES
All orders for the purchase or sale of portfolio securities are placed on behalf of a Fund by the Fund's Sub-Advisor or Sub-Sub-Advisor pursuant to the terms of the applicable sub-advisory agreement. In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of each Fund's Sub-Advisor is to obtain the best overall terms. In pursuing this objective, a Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that a Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when the Sub-Advisor believes that such commissions are reasonable in light of a) the size and difficulty of the transaction, b) the quality of the execution provided, and
c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the Sub-Advisor exercises investment discretion. A Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.)

A Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy, and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. A Sub-Advisor may also pay additional commission amounts for research services. Such statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and a Sub-Advisor may use it in servicing some or all of the accounts it manages. Sub-Advisors allocated portfolio transactions for the Funds indicated in the following table to certain brokers for the year ended October 31, 2006 due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

                                                   AMOUNT OF      COMMISSIONS
             FUND                                TRANSACTIONS         PAID
             ----                               --------------    -----------
International Emerging Markets                  $  279,230,658      $200,714
Disciplined LargeCap Blend                       1,387,362,470       207,540
Diversified International                          700,457,732       339,563
International Growth                             1,226,779,471       487,077
LargeCap Growth                                      1,790,701       301,707
LargeCap S&P 500 Index                             162,842,352         1,946
LargeCap Value                                     595,165,397       195,340
MidCap Blend                                       190,465,229       159,442
MidCap Growth                                          101,696        26,558
MidCap S&P 400 Index                                 5,180,094         1,513
MidCap Value                                        73,846,558        26,558
Partners International*                              1,250,772            63
Partners LargeCap Blend I                          104,080,916         2,289
Partners LargeCap Value                              2,293,031        54,785
Partners LargeCap Value I                           46,118,417        51,693
Partners MidCap Growth                             119,025,873       126,140
Partners MidCap Growth I                           125,191,863       139,330
Partners MidCap Growth II*                           1,205,419        55,156
Partners MidCap Value                              100,986,285       162,231
Partners MidCap Value I                            307,112,126        13,634
Partners SmallCap Blend                             53,826,983        72,978
Partners SmallCap Growth I                           1,089,543        21,307
Partners SmallCap Growth II                         84,044,802       179,697
Partners SmallCap Growth III                           953,908        37,424
Partners SmallCap Value                            140,292,188        17,692
Partners SmallCap Value I                           15,310,729        25,662
Partners SmallCap Value II                          20,445,590        47,518

 128       BROKERAGE ALLOCATION AND OTHER PRACTICES     Principal Investors Fund
                                                                  1-800-222-5852

                                                   AMOUNT OF      COMMISSIONS
             FUND                                TRANSACTIONS         PAID
             ----                               --------------    -----------
Real Estate Securities                             446,221,310       127,820
SmallCap Blend                                     206,229,337       165,020
SmallCap Growth                                     21,499,367        23,726
SmallCap S&P 600 Index                              51,988,063         3,701
SmallCap Value                                     171,366,744        78,393


     * Information from 10/01/2005 to 09/30/2006.

Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Board has approved procedures whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of a Sub-Advisor, or the Manager, participates. These procedures prohibit a Fund from directly or indirectly benefiting a Sub-Advisor affiliate or a Manager affiliate in connection with such underwritings. In addition, for underwritings where a Sub-Advisor affiliate or a Manager participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings. The Sub-Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Directors of the Fund will receive quarterly reports on these transactions.

The Board has approved procedures that permit a Fund to effect a purchase or sale transaction between the Fund and any other affiliated mutual fund or between the Fund and affiliated persons of the Fund under limited circumstances prescribed by SEC rules. Any such transaction must be effected without any payment other than a cash payment for the securities, for which a market quotation is readily available, at the current market price; no brokerage commission or fee (except for customary transfer fees), or other remuneration may be paid in connection with the transaction. The Board receives quarterly reports of all such transactions.

The Board has also approved procedures that permit a Fund's sub-advisor to place portfolio trades with an affiliated broker under circumstances prescribed by SEC Rules 17e-1 and 17a-10. The procedures require that total commissions, fees, or other remuneration received or to be received by an affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable time period. The Board receives quarterly reports of all transactions completed pursuant to the Fund's procedures.

Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with the Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.

The Board has approved procedures whereby a Fund may participate in a commission recapture program. Commission recapture is a form of institutional discount brokerage that returns commission dollars directly to a Fund. It provides a way to gain control over the commission expenses incurred by a Fund's Manager and/or Sub-Advisor, which can be significant over time and thereby reduces expenses, improves cash flow and conserves assets. A Fund can derive commission recapture dollars from both equity trading commissions and fixed-income (commission equivalent) spreads. The Funds (except the Partners International Fund and the Partners MidCap Growth Fund II) may participate in a program through a relationship with Frank Russell Securities, Inc. The Partners International Fund participates in the program offered by FMR and Fidelity Management Trust Company. From time to time, the Board reviews whether participation in the recapture program is in the best interest of the Funds.

The following table shows the brokerage commissions paid during the periods indicated.

                                              TOTAL BROKERAGE COMMISSIONS PAID
                                                FOR PERIODS ENDED OCTOBER 31
                                                ----------------------------
FUND                                       2006             2005             2004
----                                       ----             ----             ----
Disciplined LargeCap Blend              1,621,001          439,257           39,795
Diversified International               2,719,306        1,303,762          609,341
International Emerging Markets          1,804,931          885,888          293,378

Principal Investors Fund      BROKERAGE ALLOCATION AND OTHER PRACTICES       129
www.Principal.com

                                              TOTAL BROKERAGE COMMISSIONS PAID
                                                FOR PERIODS ENDED OCTOBER 31
                                                ----------------------------
FUND                                       2006             2005             2004
----                                       ----             ----             ----
International Growth                    4,018,611        2,497,112        2,023,724
LargeCap Growth                         1,774,756          803,804          194,234
LargeCap S&P 500 Index                     37,117           47,749          144,431
LargeCap Value                          1,341,775          789,928          657,455
MidCap Blend                              984,751          513,070          156,531
MidCap Growth                             101,266           90,153          209,051
MidCap S&P 400 Index                       36,095           27,702           15,200
MidCap Value                              278,632          390,693          456,168
Partners Global Equity                     33,512           11,802
Partners International                  1,719,023        1,001,485          212,405(1)
Partners LargeCap Blend                   835,529          777,011        1,068,263
Partners LargeCap Blend I                 102,361           28,674           10,140
Partners LargeCap Growth I              1,025,363        1,135,959        2,452,319
Partners LargeCap Growth II             1,287,778          804,869          241,795
Partners LargeCap Value                   693,087        1,028,079        1,437,776
Partners LargeCap Value I                 355,587          293,488            5,829(2)
Partners LargeCap Value Fund II            25,596           66,682
Partners MidCap Growth                  1,126,532          562,152          219,464
Partners MidCap Growth I                  709,302          480,719          137,437(1)
Partners MidCap Growth Fund II          1,217,532          712,400
Partners MidCap Value                   1,667,242          689,499          434,798
Partners MidCap Value I                   795,049          658,581          286,243(1)
Partners SmallCap Blend                   762,390          728,409          449,003
Partners SmallCap Growth I                310,035          338,247          278,114
Partners SmallCap Growth II             1,696,184          831,932          539,355
Partners SmallCap Growth III              666,261          404,958            6,588(2)
Partners SmallCap Value                   446,911          535,750          307,050
Partners SmallCap Value I                 620,098          301,508          179,389
Partners SmallCap Value II                489,547          366,699           32,691(2)
Preferred Securities                      346,066          191,092          160,934
Real Estate Securities                    800,233          424,531          652,573
SmallCap Blend                            914,025          707,663          321,213
SmallCap Growth                           143,795          193,475          176,941
SmallCap S&P 600 Index                    149,342           92,649           50,929
SmallCap Value                            636,024          486,333          314,762



(1) Period from December 29, 2003 (date operations commenced) through October 31, 2004.

(2)   Period from June 1, 2004 (date operations commenced) through October 31,
      2004.

Certain broker-dealers are considered to be affiliates of the Fund.
- Archipelago Securities, LLC, Goldman Sachs Asset Management, Goldman Sachs Execution & Clearing, LP and Goldman Sachs JBWere are affiliates of Goldman Sachs & Co. Goldman Sachs Asset Management acts as a sub-advisor for the Partners LargeCap Blend Fund I and Partners MidCap Value Fund I.
- J.P. Morgan Securities is an affiliate of J.P. Morgan Investment Management Inc. which acts as a sub-advisor for Partners SmallCap Value I, Partners Global Equity, and an account of Principal Variable Contracts Fund, Inc.
- J.P. Morgan Securities is an affiliate of American Century Investment Management, Inc. which acts as Sub-Advisor for the Partners LargeCap Growth Fund II, Partners LargeCap Value Fund II, and an Account of the Principal Variable Contracts Fund, Inc.
- Lehman Brothers, Inc. and Neuberger Berman Management, Inc. are affiliates of Neuberger Berman LLC. Neuberger Berman Management Inc. acts as a sub-advisor for the Partners MidCap Value Fund and an account of Principal Variable Contracts Fund, Inc.
- Morgan Stanley DW Inc., is affiliated with Van Kampen/Morgan Stanley Asset Management, which acts as sub-advisor to one account of the Principal Variable Contracts Fund, Inc. and to each of the Municipal Funds.
- Sanford C. Bernstein & Co., LLC is an affiliate of AllianceBernstein L.P. which sub-advises Partners LargeCap Value Fund, Partners SmallCap Growth Fund, and an account of Principal Variable Contracts Fund, Inc.
- Spectrum Asset Management, Inc. is an affiliate of Principal Global Investors, LLC which serves as sub-advisor for several accounts of the Principal Variable Contracts Fund, Inc. and portfolios of the Principal Investors Fund.


 130       BROKERAGE ALLOCATION AND OTHER PRACTICES     Principal Investors Fund
                                                                  1-800-222-5852

- UBS Financial Services Inc. and UBS Securities LLC are affiliates of UBS Global AM which acts as sub-advisor to the Partners SmallCap Growth Fund II, Partners LargeCap Value I, and an account of the Principal Variable Contracts Fund, Inc.

Brokerage commissions paid to affiliates during the periods ending October 31 were as follows:

                                                COMMISSIONS PAID TO ARCHIPELAGO SECURITIES, LLC
                                                -----------------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Partners LargeCap Blend
  2005                                     422                   0.05                      0.14
  2004                                     348                   0.03                      0.12
Partners LargeCap Blend I
  2004                                       6                   0.06                      0.08
Partners LargeCap Growth I
  2005                                      44                   0.00                      0.03
  2004                                     298                   0.11                      0.11
Partners LargeCap Growth II
  2005                                     854                   0.11                      0.50
  2004                                  10,683                   4.42                     10.18
Partners LargeCap Value II
  2005                                      28                   0.04                      0.38
Partners MidCap Growth
  2004                                       5                   0.00                      0.01
Partners MidCap Growth I
  2005                                   2,622                   0.55                      1.14
Partners SmallCap Blend
  2005                                   3,855                   0.53                      0.87
Partners SmallCap Value I
  2005                                     819                   0.27                      0.39
  2004                                     164                   0.09                      0.15



                                         COMMISSIONS PAID TO CDC IXIS ASSET MANAGEMENT DISTRIBUTORS, LP
                                         --------------------------------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Partners International
  2006                                      58                   0.00                      0.00
  2005                                   1,176                   0.12                      0.08



                                                 COMMISSIONS PAID TO DEAN WITTER REYNOLDS, INC.
                                                 ----------------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
SmallCap Growth II
  2005                                   4,376                   0.53                      0.50



                                              COMMISSIONS PAID TO FIDELITY BROKERAGE SERVICES, LLC
                                              ----------------------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Partners International
  2005                                       1                   0.00                      0.00
Partners LargeCap Blend I
  2005                                      48                   0.17                      0.25
Partners MidCap Growth II
  2006                                  83,344                   6.85                      8.56
  2005                                  29,948                   4.20                      8.99
Partners MidCap Value
  2006                                   2,860                   0.17                      0.21
Partners MIdCap Value I
  2006                                   7,997                   1.01                      1.03

Principal Investors Fund      BROKERAGE ALLOCATION AND OTHER PRACTICES       131
www.Principal.com

                                              COMMISSIONS PAID TO FIDELITY BROKERAGE SERVICES, LLC
                                              ----------------------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
SmallCap Blend
  2005                                     661                   0.09                      0.09
SmallCap Growth
  2005                                     145                   0.07                      0.08
SmallCap Value
  2005                                     191                   0.04                      0.03



                                                    COMMISSIONS PAID TO GOLDMAN SACHS & CO.
                                                    ---------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Disciplined LargeCap Blend
  2006                                   66,547                  4.11                      2.35
  2005                                   16,071                  3.66                      1.17
  2004                                      171                  0.43                      0.15
Diversified International
  2006                                  199,047                  7.32                      6.67
  2005                                   81,387                  6.24                      5.41
  2004                                   16,052                  2.63                      2.21
International Emerging Markets
  2006                                   63,702                  3.53                      3.30
  2005                                   20,748                  2.34                      2.23
  2004                                      554                  0.19                      0.28
International Growth
  2006                                  288,720                  7.18                      4.82
  2005                                   93,939                  3.76                      2.86
  2004                                   48,231                  2.38                      1.90
LargeCap Growth
  2006                                   28,046                  1.58                      1.26
  2005                                   30,865                  3.84                      3.06
  2004                                    7,615                  3.92                      3.22
LargeCap S&P 500 Index
  2006                                      823                  2.22                      1.41
  2005                                      133                  0.28                      0.27
  2004                                       75                  0.05                      0.02
LargeCap Value
  2006                                   48,528                  3.62                      2.43
  2005                                   80,821                 10.23                      6.13
  2004                                   32,041                  4.87                      3.06
MidCap Blend
  2006                                   18,818                  1.91                      1.89
  2005                                   10,209                  1.99                      2.06
  2004                                    5,234                  3.34                      3.03
MidCap Growth
  2006                                    2,212                  2.18                      2.40
  2005                                    4,374                  4.85                      3.83
  2004                                   13,668                  6.54                      6.77
MidCap S&P 400 Index
  2005                                      168                  0.60                      0.56
  2004                                      340                  2.23                      1.90
MidCap Value
  2006                                    6,623                  2.27                      1.59
  2005                                   12,937                  3.31                      2.61
  2004                                   17,492                  3.83                      3.75
Partners Global Equity
  2006                                    1,294                  3.86                      6.05
  2005                                      324                  2.75                      1.83
Partners International
  2006                                  191,758                 11.16                      9.55
  2005                                   84,903                  8.48                     14.78
  2004                                   17,597                  8.28                      9.88

 132       BROKERAGE ALLOCATION AND OTHER PRACTICES     Principal Investors Fund
                                                                  1-800-222-5852

                                                    COMMISSIONS PAID TO GOLDMAN SACHS & CO.
                                                    ---------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Partners LargeCap Blend
  2006                                   27,132                  3.25                      2.71
  2005                                   23,814                  3.06                      4.00
  2004                                   21,834                  2.04                      1.37
Partners LargeCap Blend I
  2006                                    4,538                  4.43                      1.51
  2005                                      783                  2.73                      1.38
  2004                                      360                  3.55                      2.74
Partners LargeCap Growth I
  2006                                   48,726                  4.75                      3.92
  2005                                   28,376                  2.50                      3.49
  2004                                   85,476                  3.49                      3.34
Partners LargeCap Growth II
  2006                                   22,220                  1.73                      0.97
  2005                                   46,395                  5.76                      3.24
  2004                                   12,690                  5.25                      2.71
Partners LargeCap Value
  2006                                   54,249                  7.83                      7.60
  2005                                  267,727                 26.04                     22.59
  2004                                  197,081                 13.71                     14.65
Partners LargeCap Value I
  2006                                   11,579                  3.26                      1.74
  2005                                    2,540                  0.87                      0.42
  2004                                       40                  0.69                      0.89
Partners LargeCap Value II
  2006                                      381                  1.49                      0.53
  2005                                    1,951                  2.93                      1.76
Partners MidCap Growth
  2006                                   74,253                  6.59                      4.01
  2005                                   66,605                 11.85                      9.36
  2004                                   22,398                 10.21                      9.53
Partners MidCap Growth I
  2006                                   13,322                  1.88                      1.60
  2005                                  136,955                 28.49                     25.63
  2004                                   20,352                 14.81                     10.62
Partners MidCap Growth II
  2006                                      748                  0.06                      0.04
Partners MidCap Value
  2006                                   17,322                  1.04                      0.62
  2005                                   11,227                  1.63                      1.51
  2004                                    4,825                  1.11                      1.24
Partners MidCap Value I
  2006                                   13,952                  1.75                      0.90
  2005                                   30,402                  4.62                      4.90
  2004                                   11,123                  3.89                      4.10
Partners SmallCap Blend
  2006                                    6,799                  0.89                      0.91
  2005                                   31,884                  4.38                      4.81
  2004                                  141,341                 31.48                     46.42
Partners SmallCap Growth I
  2006                                   11,502                  3.71                      4.08
  2005                                   18,377                  5.43                      5.57
  2004                                   18,611                  6.69                      9.13
Partners SmallCap Growth II
  2006                                    5,977                  0.35                      0.28
  2005                                    4,515                  0.54                      0.90
  2004                                    7,225                  1.34                      1.05
Partners SmallCap Growth III
  2006                                    2,012                  0.30                      0.06
  2005                                   28,727                  7.09                      6.28
  2004                                    3,719                 56.45                     62.16

Principal Investors Fund      BROKERAGE ALLOCATION AND OTHER PRACTICES       133
www.Principal.com

                                                    COMMISSIONS PAID TO GOLDMAN SACHS & CO.
                                                    ---------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Partners SmallCap Value
  2004                                    1,220                  0.04                      0.36
Partners SmallCap Value I
  2006                                   60,820                  9.81                      9.06
  2005                                    4,832                  1.60                      1.21
  2004                                    4,056                  2.26                      1.78
Partners SmallCap Value II
  2006                                    1,940                  0.40                      0.48
  2005                                       22                  0.01                      0.01
Real Estate Securities
  2006                                   93,385                 11.67                      7.65
  2005                                    3,945                  0.93                      1.11
  2004                                   31,044                  4.76                      2.33
SmallCap Blend
  2006                                   15,278                  1.67                      1.13
  2005                                   17,655                  2.49                      1.05
  2004                                    4,875                  1.52                      1.34
SmallCap Growth
  2006                                    5,128                  3.57                      2.40
  2005                                    3,471                  1.79                      1.34
  2004                                    4,746                  2.68                      2.70
SmallCap S&P 600 Index
  2006                                        9                  0.01                      0.01
  2005                                      730                  0.79                      0.68
  2004                                    1,607                  3.16                      3.67
SmallCap Value
  2006                                   15,721                  2.47                      1.76
  2005                                   26,887                  5.53                      3.67
  2004                                   14,955                  4.75                      3.26



                                           COMMISSIONS PAID TO GOLDMAN SACHS EXECUTION & CLEARING, LP
                                           ----------------------------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Partners LargeCap Blend
  2006                                   2,286                   0.27                      0.78
  2005                                   3,466                   0.45                      1.01
  2004                                   1,044                   0.10                      0.16
Partners LargeCap Blend I
  2006                                     670                   0.65                      1.19
  2005                                   1,758                   6.13                     21.78
  2004                                     252                   2.49                      5.97
Partners LargeCap Growth I
  2006                                   1,678                   0.16                      0.76
  2005                                   5,154                   0.45                      0.83
  2004                                      63                   0.00                      0.03
Partners LargeCap Growth II
  2006                                  65,345                   5.07                     11.57
  2005                                  34,360                   4.27                     10.32
  2004                                  13,370                   5.53                      8.65
Partners LargeCap Value I
  2006                                   7,010                   1.97                      4.82
  2005                                   5,469                   1.86                      4.61
Partners LargeCap Value II
  2006                                     269                   1.05                      1.10
  2005                                   1,992                   2.99                      7.70
Partners MidCap Growth
  2006                                  54,622                   4.85                     10.32
  2005                                  25,955                   4.62                      9.17
  2004                                   5,523                   2.52                      5.07

 134       BROKERAGE ALLOCATION AND OTHER PRACTICES     Principal Investors Fund
                                                                  1-800-222-5852

                                           COMMISSIONS PAID TO GOLDMAN SACHS EXECUTION & CLEARING, LP
                                           ----------------------------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Partners MidCap Value
  2006                                     255                   0.02                      0.01
  2005                                   1,815                   0.26                      0.11
  2004                                     310                   0.07                      0.05
Partners SmallCap Blend
  2004                                     124                   0.03                      0.04
Partners SmallCap Growth I
  2006                                      11                   0.00                      0.02
Partners SmallCap Growth II
  2006                                  13,840                   0.82                      3.48
  2005                                   3,354                   0.40                      2.07
  2004                                   1,520                   0.28                      0.11
Partners SmallCap Growth III
  2006                                     688                   0.10                      0.04
Partners SmallCap Value I
  2005                                     557                   0.18                      0.18



                                                    COMMISSIONS PAID TO GOLDMAN SACHS JBWERE
                                                    ----------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Diversified International
  2004                                    171                    0.03                      0.02
International Growth
  2004                                    738                    0.04                      0.02
Partners International
  2005                                    969                    0.10                      0.05
  2004                                     29                    0.01                      0.01



                                                 COMMISSIONS PAID TO JPMORGAN CAZENOVE LIMITED
                                                 ---------------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Diversified International
  2006                                  15,437                   0.57                      0.60
  2005                                   5,278                   0.40                      0.42
International Emerging Markets
  2005                                     784                   0.09                      0.12
International Growth
  2006                                  16,802                   0.42                      0.33
  2005                                  23,016                   0.92                      0.73
Partners International
  2006                                  10,104                   0.59                      0.48
  2005                                  13,758                   1.37                      0.79



                                                   COMMISSIONS PAID TO J.P. MORGAN SECURITIES
                                                   ------------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Disciplined LargeCap Blend
  2006                                   34,156                  2.11                      1.19
  2004                                        7                  0.02                      0.01
Diversified International
  2006                                  104,908                  3.86                      3.28
  2005                                   33,868                  2.60                      2.01
  2004                                   33,645                  5.52                      5.12
International Emerging Markets
  2006                                  101,007                  5.60                      5.55
  2005                                   35,095                  3.96                      3.42
  2004                                   21,088                  7.19                      5.25

Principal Investors Fund      BROKERAGE ALLOCATION AND OTHER PRACTICES       135
www.Principal.com

                                                   COMMISSIONS PAID TO J.P. MORGAN SECURITIES
                                                   ------------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
International Growth
  2006                                  142,097                  3.54                      3.06
  2005                                  153,151                  6.13                      4.67
  2004                                  127,778                  6.31                      7.39
LargeCap Growth
  2006                                    3,720                  0.21                      0.26
  2005                                    1,312                  0.16                      0.11
  2004                                    1,788                  0.92                      0.92
LargeCap Value
  2006                                   26,866                  2.00                      1.21
  2005                                   14,320                  1.81                      1.26
  2004                                    9,656                  1.47                      1.55
MidCap Blend
  2006                                   14,936                  1.52                      1.59
  2005                                   10,543                  2.05                      2.19
  2004                                    2,946                  1.88                      1.61
MidCap Growth
  2006                                    3,896                  3.85                      4.25
  2005                                    1,972                  2.19                      1.73
  2004                                    2,584                  1.24                      1.49
MidCap Value
  2006                                    5,938                  2.13                      1.04
  2005                                    3,609                  0.92                      0.83
  2004                                    6,036                  1.32                      1.46
Partners International
  2006                                   77,044                  4.48                      4.33
  2005                                   53,801                  5.37                      5.59
  2004                                   11,259                  5.30                      4.10
Partners LargeCap Blend
  2006                                   25,691                  3.07                      3.05
  2005                                   21,365                  2.75                      2.27
  2004                                   16,265                  1.52                      0.78
Partners LargeCap Blend I
  2006                                    7,466                  7.29                      4.48
  2005                                       26                  0.09                      0.34
  2004                                       35                  0.34                      0.39
Partners LargeCap Growth I
  2006                                   38,312                  3.74                      3.43
  2005                                   30,229                  2.66                      2.58
  2004                                   53,955                  2.20                      2.15
Partners LargeCap Growth II
  2005                                      126                  0.02                      0.02
  2004                                    1,103                  0.46                      0.35
Partners LargeCap Value
  2006                                    5,024                  0.72                      0.35
  2004                                    1,888                  0.13                      0.03
Partners LargeCap Value I
  2006                                   15,046                  4.23                      3.16
  2005                                    7,615                  2.59                      1.19
  2004                                      212                  3.64                      2.32
Partners LargeCap Value II
  2006                                       48                  0.19                      0.18
Partners MidCap Growth
  2006                                  210,349                 18.67                     15.55
  2005                                   23,692                  4.21                      3.52
  2004                                    3,576                  1.63                      1.36
Partners MidCap Growth I
  2006                                   40,694                  5.74                      5.02
  2005                                   20,405                  4.24                      3.74
  2004                                    8,032                  5.84                      3.29
Partners MidCap Growth II
  2006                                   42,307                  3.47                      2.92

 136       BROKERAGE ALLOCATION AND OTHER PRACTICES     Principal Investors Fund
                                                                  1-800-222-5852

                                                   COMMISSIONS PAID TO J.P. MORGAN SECURITIES
                                                   ------------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Partners MidCap Value
  2006                                   40,337                  2.42                      1.38
  2005                                   11,345                  1.65                      1.38
  2004                                    7,211                  1.66                      1.55
Partners MidCap Value I
  2006                                   21,453                  2.70                      2.00
  2005                                    8,607                  1.31                      0.99
  2004                                   10,363                  3.62                      2.60
Partners SmallCap Blend
  2006                                   36,902                  4.84                      4.24
  2005                                   27,888                  3.83                      3.78
  2004                                    2,715                  0.60                      0.68
Partners SmallCap Growth I
  2006                                   40,505                 13.06                     11.47
  2005                                    3,443                  1.02                      1.82
  2004                                    5,301                  1.91                      3.71
Partners SmallCap Growth II
  2006                                  140,886                  8.31                      5.27
  2005                                      865                  0.10                      0.09
  2004                                    4,120                  0.76                      0.48
Partners SmallCap Growth III
  2006                                    6,984                  1.05                      1.54
  2005                                   55,313                 13.66                     13.88
  2004                                    1,461                 22.18                     14.72
Partners SmallCap Value
  2006                                    3,544                  0.79                      0.74
Partners SmallCap Value I
  2006                                   31,860                  5.14                      4.20
  2005                                    1,820                  0.60                      0.28
Partners SmallCap Value II
  2006                                      579                  0.12                      0.15
  2005                                       32                  0.01                      0.02
Real Estate Securities
  2006                                   14,913                  1.86                      1.95
  2005                                    8,564                  2.02                      1.30
  2004                                    5,365                  0.82                      0.70
SmallCap Blend
  2006                                   10,801                  1.18                      0.78
  2005                                    1,904                  0.27                      0.29
  2004                                    1,006                  0.31                      0.26
SmallCap Growth
  2006                                    3,548                  2.47                      1.71
  2005                                    3,779                  1.95                      1.61
  2004                                    2,423                  1.37                      0.82
SmallCap S&P 600 Index
  2006                                      226                  0.15                      0.05
  2004                                      152                  0.30                      0.10
SmallCap Value
  2006                                    7,079                  1.11                      0.93
  2005                                    2,928                  0.60                      0.48
  2004                                    3,732                  1.19                      1.41



                                                      COMMISSIONS PAID TO LEHMAN BROTHERS
                                                      -----------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Disciplined LargeCap Blend
  2006                                   94,378                  5.82                      6.62
  2005                                   23,210                  5.28                      6.10
  2004                                    1,394                  3.50                      2.92

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

                                                      COMMISSIONS PAID TO LEHMAN BROTHERS
                                                      -----------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Diversified International
  2006                                  103,073                  3.79                      5.35
  2005                                   47,886                  3.67                      3.34
  2004                                   44,076                  7.23                      6.35
International Emerging Markets
  2006                                   25,732                  1.43                      1.32
  2005                                   33,577                  3.79                      3.32
  2004                                    4,313                  1.47                      1.60
International Growth
  2006                                  236,043                  5.87                      7.97
  2005                                   72,740                  2.91                      3.17
  2004                                  200,059                  9.89                      8.50
LargeCap Growth
  2006                                  145,011                  8.17                      7.74
  2005                                  108,088                 13.45                     10.51
  2004                                    7,636                  3.93                      3.94
LargeCap S&P 500 Index
  2006                                    1,789                  4.82                     10.67
  2005                                   14,223                 29.79                     59.24
  2004                                   61,951                 42.89                     30.09
LargeCap Value
  2006                                   51,346                  3.83                      5.47
  2005                                   46,629                  5.90                      5.29
  2004                                   50,432                  7.67                      7.15
MidCap Blend
  2006                                   53,701                  5.45                      4.94
  2005                                   55,007                 10.72                     10.05
  2004                                    9,947                  6.35                      5.61
MidCap Growth
  2006                                   11,929                 11.78                      9.69
  2005                                    4,761                  5.28                      3.64
  2004                                   15,283                  7.31                      6.55
MidCap S&P 400 Index
  2006                                    9,000                 24.93                     28.15
  2005                                    3,692                 13.33                     20.07
  2004                                    4,786                 31.49                     32.04
MidCap Value
  2006                                   14,642                  5.26                      4.82
  2005                                   19,805                  5.07                      5.60
  2004                                   22,858                  5.01                      4.99
Partners Global Equity Fund
  2006                                    3,690                 11.01                      8.43
  2005                                      931                  7.89                      3.96
Partners International
  2006                                  195,178                 11.35                     13.14
  2005                                  106,440                 10.63                     10.22
  2004                                   14,506                  6.83                      5.90
Partners LargeCap Blend
  2006                                   18,897                  2.26                      2.72
  2005                                   38,876                  5.00                      5.73
  2004                                  100,040                  9.36                     18.30
Partners LargeCap Blend I
  2006                                    4,535                  4.43                      6.88
  2005                                      443                  1.55                      1.96
  2004                                      351                  3.47                      2.19
Partners LargeCap Growth I
  2006                                   28,450                  2.77                      6.30
  2005                                   34,552                  3.04                      3.52
  2004                                  153,167                  6.25                      5.49

 138       BROKERAGE ALLOCATION AND OTHER PRACTICES     Principal Investors Fund
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

                                                      COMMISSIONS PAID TO LEHMAN BROTHERS
                                                      -----------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Partners LargeCap Growth II
  2006                                   33,544                  2.60                      1.74
  2005                                   15,985                  1.99                      1.26
  2004                                      575                  0.24                      0.11
Partners LargeCap Value
  2006                                    4,147                  0.60                      2.27
  2004                                      401                  0.03                      0.05
Partners LargeCap Value I
  2006                                    4,861                  1.37                      1.43
  2005                                    4,722                  1.61                      1.08
  2004                                       55                  0.94                      0.54
Partners LargeCap Value II
  2006                                      444                  1.74                      0.87
  2005                                      168                  0.25                      0.11
Partners MidCap Growth
  2006                                   51,063                  4.53                      3.68
  2005                                   22,244                  3.96                      3.86
  2004                                   16,530                  7.53                      7.03
Partners MidCap Growth I
  2006                                   40,272                  5.68                      5.05
  2005                                   27,952                  5.81                      5.95
  2004                                    2,813                  2.05                      1.49
Partners MidCap Growth II
  2006                                   86,513                  7.11                      8.45
  2005                                   41,885                  5.88                      6.67
Partners MidCap Value
  2006                                  149,183                  8.95                      6.56
  2005                                  106,573                 15.46                     15.29
  2004                                   90,905                 20.91                     21.33
Partners MidCap Value I
  2006                                   23,455                  2.95                      3.00
  2005                                   34,204                  5.19                      5.15
  2004                                   14,344                  5.01                      5.37
Partners SmallCap Blend
  2006                                   36,736                  4.82                      4.61
  2005                                   40,825                  5.60                      4.33
  2004                                   22,992                  5.12                      2.91
Partners SmallCap Growth I
  2006                                   26,284                  8.48                      8.45
  2005                                   24,275                  7.18                      6.86
  2004                                   20,750                  7.46                      7.29
Partners SmallCap Growth II
  2006                                   43,258                  2.55                      1.64
  2005                                    6,420                  0.77                      0.71
  2004                                   11,440                  2.12                      1.29
Partners SmallCap Growth III
  2006                                   10,170                  1.53                      2.06
  2005                                   21,754                  5.37                      4.26
  2004                                       25                  0.38                      0.61
Partners SmallCap Value
  2006                                      788                  0.18                      0.12
  2005                                      885                  0.17                      0.12
  2004                                    6,080                  1.98                      1.65
Partners SmallCap Value I
  2006                                   14,856                  2.40                      1.73
  2005                                    6,404                  2.12                      1.90
  2004                                    2,323                  1.29                      1.05
Partners SmallCap Value II
  2006                                      187                  0.04                      0.04
  2005                                      247                  0.07                      0.07

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

                                                      COMMISSIONS PAID TO LEHMAN BROTHERS
                                                      -----------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Real Estate Securities
  2006                                  110,179                 13.77                     22.79
  2005                                   65,908                 15.52                     27.62
  2004                                   73,885                 11.32                     19.74
SmallCap Blend
  2006                                   27,373                  2.99                      3.06
  2005                                   26,262                  3.71                      3.71
  2004                                    8,785                  2.73                      2.43
SmallCap Growth
  2006                                    6,484                  4.51                      5.78
  2005                                   12,361                  6.39                      5.24
  2004                                   12,649                  7.15                      8.31
SmallCap S&P 600 Index
  2006                                   26,276                 17.59                     21.43
  2005                                   42,675                 46.06                     42.28
  2004                                   25,705                 50.47                     44.08
SmallCap Value
  2006                                   20,152                  3.17                      3.16
  2005                                   29,549                  6.08                      6.44
  2004                                   18,235                  5.79                      6.46



                                                 COMMISSIONS PAID TO LYNCH, JONES & RYAN, INC.
                                                 ---------------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Partners MidCap Growth
  2006                                   1,582                   0.14                      0.09
Partners SmallCap Growth III
  2005                                      64                   0.01                      0.01
Partners SmallCap Value II
  2006                                     285                   0.06                      0.08



                                                  COMMISSIONS PAID TO MORGAN STANLEY DW, INC.
                                                  -------------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Disciplined LargeCap Blend
  2006                                   49,642                  3.06                      3.34
  2005                                   39,290                  8.94                      5.98
  2004                                      715                  1.80                      0.69
Diversified International
  2006                                  197,616                  7.27                      7.35
  2005                                   81,905                  6.28                      5.88
  2004                                   49,229                  8.08                      7.09
International Emerging Markets
  2006                                  112,716                  6.24                      6.51
  2005                                   70,173                  7.92                      8.86
  2004                                   40,269                 13.73                     14.03
International Growth
  2006                                  285,954                  7.12                     13.42
  2005                                  222,538                  8.91                      7.99
  2004                                  102,879                  5.08                      3.91
LargeCap Growth
  2006                                   39,365                  2.22                      2.58
  2005                                   15,839                  1.97                      1.84
  2004                                    2,628                  1.35                      1.82
LargeCap S&P 500 Index
  2006                                    7,948                 21.41                     34.97
  2005                                   14,711                 30.81                     26.59
  2004                                    1,144                  0.79                      0.79

 140       BROKERAGE ALLOCATION AND OTHER PRACTICES     Principal Investors Fund
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

                                                  COMMISSIONS PAID TO MORGAN STANLEY DW, INC.
                                                  -------------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
LargeCap Value
  2006                                   46,206                  3.44                      5.42
  2005                                   50,076                  6.34                     11.48
  2004                                   34,117                  5.19                      8.50
MidCap Blend
  2006                                   27,715                  2.81                      3.38
  2005                                   37,713                  7.35                      3.84
  2004                                   12,839                  8.20                     13.48
MidCap Growth
  2006                                    4,901                  4.84                      5.30
  2005                                    1,350                  1.50                      1.37
  2004                                    4,991                  2.39                      2.49
MidCap S&P 400 Index
  2006                                    2,493                  6.91                      8.28
  2005                                    5,219                 18.84                     21.39
  2004                                       96                  0.63                      0.62
MidCap Value
  2006                                    5,373                  1.93                      2.04
  2005                                   13,759                  3.52                      5.09
  2004                                   19,405                  4.25                      6.66
Partners Global Equity
  2006                                    5,249                 15.66                     11.65
  2005                                    1,142                  9.67                      5.18
Partners International
  2006                                  146,733                  8.54                      9.27
  2005                                   60,233                  6.61                      5.64
  2004                                   15,982                  7.52                      6.08
Partners LargeCap Blend
  2006                                   25,940                  3.10                      2.49
  2005                                   38,900                  5.01                      5.75
  2004                                   51,587                  4.83                      2.67
Partners LargeCap Blend I
  2006                                    5,379                  5.25                      5.82
  2005                                    3,618                 12.62                     16.12
  2004                                    1,714                 16.91                     28.38
Partners LargeCap Growth I
  2006                                   56,611                  5.52                      5.46
  2005                                   76,581                  6.74                      5.90
  2004                                    9,275                  0.38                      0.43
Partners LargeCap Growth II
  2006                                   20,545                  1.60                      0.69
  2005                                    3,279                  0.41                      0.24
  2004                                    3,096                  1.28                      1.28
Partners LargeCap Value
  2006                                   38,149                  5.50                     14.72
  2005                                       58                  0.01                      0.01
Partners LargeCap Value I
  2006                                   14,765                  4.15                      5.57
  2005                                    4,648                  1.58                      3.03
  2004                                      207                  3.55                      1.58
Partners LargeCap Value II
  2006                                    1,440                  5.63                      1.67
  2005                                      135                  0.20                      0.37
Partners MidCap Growth
  2006                                   34,914                  3.10                      2.42
  2005                                   15,727                  2.80                      2.59
  2004                                    4,920                  2.24                      2.06
Partners MidCap Growth I
  2006                                   23,012                  3.24                      3.67
  2005                                   24,505                  5.10                      4.43
  2004                                    6,297                  4.58                      5.81

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

                                                  COMMISSIONS PAID TO MORGAN STANLEY DW, INC.
                                                  -------------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Partners MidCap Growth II
  2006                                  171,168                 14.06                     16.45
  2005                                   83,440                 11.71                     10.09
Partners MidCap Value
  2006                                   30,020                  1.80                      1.36
  2005                                   15,530                  2.25                      3.05
  2004                                    4,725                  1.09                      1.15
Partners MidCap Value I
  2006                                   16,080                  2.02                      2.61
  2005                                   18,104                  2.75                      3.01
  2004                                   20,186                  7.05                      6.83
Partners SmallCap Blend
  2006                                   24,326                  3.19                      4.14
  2005                                   38,170                  5.24                      3.88
  2004                                   19,996                  4.45                      3.09
Partners SmallCap Growth I
  2006                                   11,344                  3.66                      2.99
  2005                                   12,060                  3.57                      2.77
  2004                                   16,074                  5.78                      5.38
Partners SmallCap Growth II
  2006                                    5,304                  0.31                      0.35
  2005                                    7,342                  0.88                      2.01
  2004                                   15,281                  2.83                      2.64
Partners SmallCap Growth III
  2006                                       46                  0.01                      0.04
  2004                                       40                  0.61                      0.40
Partners SmallCap Value
  2006                                      264                  0.06                      0.04
  2005                                      810                  0.15                      0.08
  2004                                    7,845                  2.55                      2.44
Partners SmallCap Value I
  2006                                   28,082                  4.53                      6.95
  2005                                   26,943                  8.94                     11.14
  2004                                   15,622                  8.71                      9.04
Partners SmallCap Value II
  2006                                    5,011                  1.02                      4.62
  2005                                    2,092                  0.57                      0.20
Real Estate Securities
  2006                                    3,309                  0.41                      0.34
  2005                                    3,880                  0.91                      1.02
  2004                                   14,994                  2.30                      4.41
SmallCap Blend
  2006                                   19,316                  2.11                      2.30
  2005                                   15,668                  2.21                      2.48
  2004                                    9,516                  2.96                      2.04
SmallCap Growth
  2006                                    2,186                  1.52                      1.89
  2005                                   11,936                  6.17                     10.09
  2004                                   10,379                  5.87                      7.46
SmallCap S&P 600 Index
  2006                                    9,357                  6.27                      7.06
  2005                                   13,696                 14.78                     19.26
  2004                                      596                  1.17                      2.08
SmallCap Value
  2006                                   19,826                  3.12                      3.43
  2005                                   32,681                  6.72                      7.43
  2004                                   14,495                  4.60                      4.76




 142       BROKERAGE ALLOCATION AND OTHER PRACTICES     Principal Investors Fund
                                                                  1-800-222-5852

                                              COMMISSIONS PAID TO NATIONAL FINANCIAL SERVICES, LLC
                                              ----------------------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
LargeCap Growth
  2006                                   2,000                   0.11                      0.08
Partners LargeCap Blend
  2006                                   1,248                   0.15                      0.09
  2004                                   1,365                   0.13                      0.05
Partners MidCap Growth Fund II
  2005                                   1,645                   0.23                      0.20
Partners MidCap Value I
  2004                                   1,547                   0.54                      2.31
Partners SmallCap Value I
  2006                                     919                   0.15                      0.13
  2005                                     397                   0.13                      0.13
  2004                                   3,680                   2.05                      1.29
Partners SmallCap Value II
  2005                                     623                   0.17                      0.12



                                                   COMMISSIONS PAID TO NEUBERGER BERMAN, LLC
                                                   -----------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Partners MidCap Growth II
  2006                                   7,197                   0.59                      0.47
  2005                                   2,265                   0.32                      0.57
Partners MidCap Value
  2005                                   2,710                   0.39                      0.24
  2004                                   7,790                   1.79                      2.04
Partners SmallCap Growth I
  2006                                      22                   0.01                      0.01
Partners SmallCap Value II
  2005                                   1,871                   0.51                      0.23



                                                       COMMISSIONS PAID TO PERSHING, LLC
                                                       ---------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
MidCap Growth
  2006                                       4                   0.00                      0.00
Partners LargeCap Growth I
  2006                                     180                   0.02                      0.03
Partners LargeCap Value
  2006                                  76,921                  11.10                      8.20
Partners LargeCap Value I
  2006                                     461                   0.13                      0.06
Partners MidCap Growth
  2006                                   1,491                   0.13                      0.12
Partners MidCap Value
  2006                                   3,845                   0.23                      0.10
Partners SmallCap Growth II
  2006                                  18,811                   1.11                      1.03
Partners SmallCap Value II
  2006                                   4,915                   1.00                      0.56
  2005                                     713                   0.19                      0.19



                                              COMMISSIONS PAID TO SANFORD C. BERNSTEIN & CO., LLC
                                              ---------------------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Disciplined LargeCap Blend
  2006                                    3,431                  0.21                      0.30
  2005                                   15,010                  3.42                      1.75
  2004                                    4,965                 12.48                      7.51

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

                                              COMMISSIONS PAID TO SANFORD C. BERNSTEIN & CO., LLC
                                              ---------------------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Diversified International
  2006                                    4,572                  0.17                      0.16
  2004                                      867                  0.14                      0.14
International Emerging Markets
  2006                                      927                  0.05                      0.11
International Growth
  2004                                    1,277                  0.06                      0.04
LargeCap Growth
  2006                                   13,320                  0.75                      0.66
  2005                                    5,067                  0.63                      0.66
  2004                                   16,900                  8.70                     10.84
LargeCap Value
  2006                                   15,902                  1.19                      1.36
  2005                                   10,195                  1.29                      0.70
  2004                                    3,983                  0.61                      0.50
MidCap Blend
  2006                                   13,377                  1.36                      1.12
  2005                                    8,009                  1.56                      1.25
  2004                                    7,220                  4.61                      5.21
MidCap Growth
  2006                                      798                  0.79                      0.84
  2005                                       94                  0.10                      0.13
  2004                                    8,455                  4.04                      4.47
MidCap S&P 400 Index
  2004                                       79                  0.52                      0.44
MidCap Value
  2006                                      748                  0.27                      0.21
  2005                                    1,994                  0.51                      0.41
  2004                                    5,605                  1.23                      1.24
Partners Global Equity
  2006                                    1,299                  3.88                      2.52
  2005                                      760                  6.44                      3.74
Partners International
  2006                                      438                  0.03                      0.01
  2005                                      451                  0.05                      0.04
  2004                                      330                  0.16                      0.12
Partners LargeCap Blend
  2006                                   18,928                  2.27                      2.37
  2005                                   30,046                  3.87                      3.20
  2004                                   11,745                  1.10                      0.82
Partners LargeCap Blend I
  2006                                    1,658                  1.62                      1.00
  2004                                      185                  1.83                      0.66
Partners LargeCap Growth I
  2006                                   16,311                  1.59                      1.07
  2005                                   20,738                  1.83                      1.12
  2004                                   52,359                  2.14                      1.62
Partners LargeCap Growth II
  2006                                  115,977                  9.01                     21.44
  2005                                   48,496                  6.03                      8.15
  2004                                   10,027                  4.15                      2.54
Partners LargeCap Value
  2006                                  112,304                 16.20                      9.42
  2005                                  590,920                 57.48                     54.85
  2004                                  992,248                 69.01                     68.44
Partners LargeCap Value I
  2006                                    5,312                  1.49                      1.58
  2005                                      538                  0.18                      0.13
Partners LargeCap Value II
  2006                                    9,421                 36.81                     54.26
  2005                                    4,424                  6.63                      9.89

 144       BROKERAGE ALLOCATION AND OTHER PRACTICES     Principal Investors Fund
                                                                  1-800-222-5852

                                              COMMISSIONS PAID TO SANFORD C. BERNSTEIN & CO., LLC
                                              ---------------------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Partners MidCap Growth
  2006                                      926                  0.08                      0.04
  2005                                    3,955                  0.70                      0.36
Partners MidCap Growth I
  2006                                   14,180                  2.00                      3.02
  2005                                      527                  0.11                      0.18
Partners MidCap Value
  2006                                   43,075                  2.58                      2.00
  2005                                   28,860                  4.19                      3.66
  2004                                   16,204                  3.73                      3.30
Partners MidCap Value I
  2006                                   17,230                  2.17                      2.72
  2005                                   33,305                  5.06                      6.91
  2004                                   10,118                  3.53                      3.28
Partners SmallCap Blend
  2006                                   14,871                  1.95                      3.54
  2005                                      792                  0.11                      0.12
  2004                                       25                  0.01                      0.00
Partners SmallCap Growth II
  2006                                      240                  0.01                      0.09
  2005                                    1,555                  0.19                      0.36
  2004                                       85                  0.02                      0.01
Partners SmallCap Value
  2004                                    1,318                  0.43                      0.74
Partners SmallCap Value I
  2006                                   28,907                  4.66                      6.43
  2005                                    9,991                  3.31                      4.09
  2004                                    1,431                  0.80                      0.60
Partners SmallCap Value II
  2006                                      554                  0.11                      0.08
Real Estate Securities
  2005                                      210                  0.05                      0.06
SmallCap Blend
  2006                                    4,387                  0.48                      0.53
  2005                                    4,428                  0.63                      0.97
  2004                                   36,320                 11.31                     14.24
SmallCap Growth
  2006                                       90                  0.06                      0.04
  2005                                      452                  0.23                      0.28
  2004                                    1,556                  0.88                      1.30
SmallCap S&P 600 Index
  2004                                       40                  0.08                      0.13
SmallCap Value
  2006                                    1,422                  0.22                      0.22
  2005                                    2,574                  0.53                      0.47
  2004                                    1,538                  0.49                      0.71



                                                 COMMISSIONS PAID TO SPECTRUM ASSET MANAGEMENT
                                                 ---------------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Preferred Securities
  2006                                  346,026                  99.99                     99.99
  2005                                  191,079                 100.00                    100.00
  2004                                  160,934                 100.00                    100.00



                                                   COMMISSIONS PAID TO UBS FINANCIAL SERVICES
                                                   ------------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Partners LargeCap Blend
  2005                                     115                   0.01                      0.01

Principal Investors Fund      BROKERAGE ALLOCATION AND OTHER PRACTICES       145
www.Principal.com

                                                   COMMISSIONS PAID TO UBS FINANCIAL SERVICES
                                                   ------------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Partners MidCap Growth
  2004                                     314                   0.14                      0.09
Partners MidCap Growth I
  2006                                   1,060                   0.15                      0.09
Partners SmallCap Growth II
  2006                                   1,092                   0.06                      0.06
  2005                                   1,720                   0.21                      0.18
  2004                                     115                   0.02                      0.01
Partners SmallCap Value
  2005                                   7,022                   1.31                      1.13
Partners SmallCap Value I
  2004                                      54                   0.03                      0.08
Partners SmallCap Value II
  2006                                     369                   0.08                      0.23
  2005                                   1,102                   0.30                      0.34



                                                     COMMISSIONS PAID TO UBS SECURITIES LLC
                                                     --------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Disciplined LargeCap Blend
  2006                                  140,705                  8.68                     11.26
  2005                                   21,359                  4.86                      4.35
  2004                                    2,022                  5.08                      5.73
Diversified International
  2006                                  279,876                 10.29                     11.05
  2005                                  199,103                 15.27                     21.82
  2004                                   94,095                 15.44                     18.62
International Emerging Markets
  2006                                  159,729                  8.85                      9.11
  2005                                  107,366                 12.12                     14.60
  2004                                   34,207                 11.66                     14.42
International Growth
  2006                                  532,972                 13.26                     15.54
  2005                                  265,102                 10.62                     22.68
  2004                                  247,510                 12.23                     17.36
LargeCap Growth
  2006                                   78,317                  4.41                      4.42
  2005                                   29,522                  3.67                      3.06
  2004                                    4,136                  2.13                      2.13
LargeCap S&P 500 Index
  2006                                       42                  0.11                      0.39
  2005                                      303                  0.63                      0.70
  2004                                    1,867                  1.29                      1.27
LargeCap Value
  2006                                   86,070                  6.41                      6.83
  2005                                   68,115                  8.62                      8.84
  2004                                   66,694                 10.14                     14.20
MidCap Blend
  2006                                   53,996                  5.48                      3.78
  2005                                   24,246                  4.73                      4.54
  2004                                   21,565                 13.78                     19.01
MidCap Growth
  2006                                      667                  0.66                      1.20
  2005                                    1,081                  1.20                      0.95
  2004                                   14,723                  7.04                      9.72
MidCap S&P 400 Index
  2006                                      168                  0.47                      0.58
  2005                                    1,869                  6.75                      7.86
  2004                                      586                  3.86                      3.58
MidCap Value
  2006                                   24,249                  8.70                      8.31
  2005                                   31,806                  8.14                      8.99
  2004                                   52,745                 11.56                     14.44

 146       BROKERAGE ALLOCATION AND OTHER PRACTICES     Principal Investors Fund
                                                                  1-800-222-5852

                                                     COMMISSIONS PAID TO UBS SECURITIES LLC
                                                     --------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Partners Global Equity
  2006                                    6,173                 18.42                     20.24
  2005                                      587                  4.97                      2.36
Partners International
  2006                                  145,642                  8.47                     10.13
  2005                                  104,532                 10.44                     11.15
  2004                                   21,542                 10.14                     10.54
Partners LargeCap Blend
  2006                                   34,559                  4.14                      3.35
  2005                                   51,392                  6.61                      5.87
  2004                                   75,820                  7.10                      5.00
Partners LargeCap Blend I
  2006                                    3,439                  3.36                      1.19
  2005                                    1,343                  4.69                      3.11
  2004                                      160                  1.58                      1.16
Partners LargeCap Growth I
  2006                                  117,888                 11.50                      9.21
  2005                                   98,554                  8.68                      9.04
  2004                                  105,387                  4.30                      4.49
Partners LargeCap Growth II
  2006                                   29,708                  2.31                      1.19
  2005                                    8,269                  1.03                      0.79
  2004                                    2,318                  0.96                      0.49
Partners LargeCap Value
  2006                                   12,050                  1.74                      1.25
  2005                                   36,713                  3.57                      8.38
  2004                                   46,454                  3.23                      3.94
Partners LargeCap Value I
  2006                                    2,950                  0.83                      0.32
  2005                                    7,800                  2.66                      2.19
  2004                                       70                  1.20                      0.97
Partners LargeCap Value II
  2006                                      356                  1.39                      0.43
  2005                                      793                  1.19                      0.44
Partners MidCap Growth
  2006                                   43,507                  3.86                      3.20
  2005                                   51,264                  9.12                      7.80
  2004                                      967                  0.44                      0.35
Partners MidCap Growth I
  2006                                    2,595                  0.37                      0.17
  2005                                    4,112                  0.86                      0.76
Partners MidCap Growth II
  2006                                   50,494                  4.15                      3.61
  2005                                   10,476                  1.47                      1.32
Partners MidCap Value
  2006                                   23,405                  1.40                      0.76
  2005                                    8,684                  1.26                      1.15
  2004                                    9,142                  2.10                      1.96
Partners MidCap Value I
  2006                                   40,376                  5.08                      4.14
  2005                                   21,555                  3.27                      3.08
  2004                                   18,818                  6.57                      4.78
Partners SmallCap Blend
  2006                                    2,356                  0.31                      0.17
  2004                                    3,960                  0.88                      0.81
Partners SmallCap Growth I
  2006                                   56,527                 18.23                     21.61
  2005                                   38,040                 11.25                     14.58
  2004                                   19,319                  6.95                      7.34
Partners SmallCap Growth II
  2006                                    2,687                  0.16                      0.07
  2005                                    7,589                  0.91                      1.74
Partners SmallCap Growth III
  2005                                    3,746                  0.93                      0.92
  2004                                      321                  4.87                      5.06

Principal Investors Fund      BROKERAGE ALLOCATION AND OTHER PRACTICES       147
www.Principal.com

                                                     COMMISSIONS PAID TO UBS SECURITIES LLC
                                                     --------------------------------------
                                     TOTAL DOLLAR           AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
FUND                                    AMOUNT            TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
----                                    ------            -----------------    ---------------------------
Partners SmallCap Value
  2006                                      892                  0.20                      0.34
  2005                                    8,271                  1.54                      0.91
  2004                                    2,550                  0.83                      0.28
Partners SmallCap Value I
  2006                                    3,343                  0.54                      0.36
  2005                                   10,338                  3.43                      2.22
  2004                                    8,374                  4.67                      2.48
Partners SmallCap Value II
  2006                                   20,462                  4.18                      2.49
  2005                                   18,866                  5.14                      2.75
Real Estate Securities
  2006                                   16,168                  2.02                      2.44
  2005                                   14,706                  3.46                      5.72
  2004                                   41,888                  6.42                      5.61
SmallCap Blend
  2006                                   24,771                  2.71                      3.45
  2005                                   28,548                  4.03                      5.01
  2004                                   20,016                  6.23                      8.45
SmallCap Growth
  2006                                   13,568                  9.44                     14.27
  2005                                   14,810                  7.65                      7.51
  2004                                   12,301                  6.95                     16.23
SmallCap S&P 600 Index
  2006                                    3,052                  2.04                      1.82
  2005                                      272                  0.29                      0.74
  2004                                      732                  1.44                      2.37
SmallCap Value
  2006                                  119,507                 18.79                     24.15
  2005                                   69,871                 14.37                     17.74
  2004                                   18,328                  5.82                      7.85


ALLOCATION OF TRADES BY THE SUB-ADVISORS AND SUB-SUB-ADVISORS
Each Sub-Advisor and Sub-Sub-Advisor manages a number of accounts other than the Fund's portfolios. Each has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and ensures that all clients are treated fairly and equitably.

Investments the Sub-Advisor or Sub-Sub-Advisor deems appropriate for the Fund's portfolio may also be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Fund's portfolio and other accounts. In such circumstances, the Sub-Advisor or Sub-Sub-Advisor may determine that orders for the purchase or sale of the same security for the Fund's portfolio and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Sub-Advisor or Sub-Sub-Advisor to be equitable and in the best interests of the Fund portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.

PURCHASE AND REDEMPTION OF SHARES

PURCHASE OF SHARES
Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Class A shares of the Funds are purchased at their public offering price and other shares of the Funds are purchased at the net asset value ("NAV") per share, as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by an authorized agent of a Fund. In order to receive a day's price, an order must be received in good order by the close of the regular trading session of the NYSE as described below in "Pricing of Fund Shares."


 148       PURCHASE AND REDEMPTION OF SHARES            Principal Investors Fund
                                                                  1-800-222-5852

SALES OF SHARES
Payment for shares tendered for redemption is ordinarily made in cash. The Board may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. The Fund may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described below in "Pricing of Fund Shares."

The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: 1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; 2) the SEC permits such suspension and so orders; or 3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Certain designated organizations are authorized to receive sell orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

Principal Management Corporation (the "Manager") may recommend to the Board, and the Board may elect, to close certain funds to new investors or close certain funds to new and existing investors. The Manager may make such a recommendation when a fund approaches a size where additional investments in the fund have the potential to adversely impact fund performance and make it increasingly difficult to keep the fund fully invested in a manner consistent with its investment objective.

PRICING OF FUND SHARES

Each Fund's shares are bought and sold at the current net asset value ("NAV") per share. Each Fund's NAV for each class is calculated each day the New York Stock Exchange ("NYSE") is open, as of the close of business of the Exchange (normally 3:00 p.m. Central Time). The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in proper form.

For all Funds except the Money Market Fund, the share price is calculated by:
-  taking the current market value of the total assets of the Fund
-  subtracting liabilities of the Fund
-  dividing the remainder proportionately into the classes of the Fund
-  subtracting the liability of each class
-  dividing the remainder by the total number of shares owned in that class.

In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.

Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers.

Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Board of Directors.


Principal Investors Fund                        PRICING OF FUND SHARES       149
www.Principal.com

A Fund's securities may be traded on foreign securities markets that close each day prior to the time the NYSE closes. In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that impact a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to the oversight of the Board of Directors as may from time to time be necessary.

Money Market Fund
The share price of each Class of shares of the Money Market Fund is determined at the same time and on the same days as the Funds described above. All securities held by the Money Market Fund are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.

Use of the amortized cost valuation method by the Money Market Fund requires the Fund to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, the Fund invests only in obligations determined by the Directors to be of high quality with minimal credit risks.

The Board of Directors has established procedures for the Money Market Fund designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Sub-Advisor to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Board of Directors promptly considers what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to shareholders, it takes such corrective action as it regards as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Fund may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.


 150       PRICING OF FUND SHARES                       Principal Investors Fund
                                                                  1-800-222-5852

TAXATION OF THE FUNDS

It is a policy of the Funds to make distributions of substantially all of their respective investment income and any net realized capital gains. The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions (as long or short-term capital gains) of the Fund in the manner they were received by the Fund.

All income dividends and capital gains distributions, if any, on a Fund's Advisors Select, Advisors Preferred, Advisors Signature, Select, Preferred, and Institutional class shares are reinvested automatically in additional shares of the same class of the same Fund. Dividends and capital gains distributions, if any, on a Fund's Class A, Class B, Class C, and Class J shares are reinvested automatically in additional shares of the same Class of shares of the same Fund unless the shareholder elects to take dividends in cash. The reinvestment will be made at the NAV determined on the first business day following the record date.

Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Service. In order to avoid taxes and interest that must be paid by the Funds if these instruments appreciate in value, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed.

The Fund is required in certain cases to withhold and remit to the U.S. Treasury 30.0% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder 1) who has provided either an incorrect tax identification number or no number at all, 2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or 3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

A shareholder recognizes gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund is considered capital gain or loss (long-term capital gain or loss if the shares were held for longer than one year). However, any capital loss arising from the sales or redemption of shares held for six months or less is disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) is treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

If a shareholder a) incurs a sales charge in acquiring shares of the Fund, b) disposes of such shares less than 91 days after they are acquired, and c) subsequently acquires shares of the Fund or another fund at a reduced sales charge pursuant to a right to reinvest at such reduced sales charge acquired in connection with the acquisition of the shares disposed of, then the sales charge on the shares disposed of (to the extent of the reduction in the sales charge on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.


Principal Investors Fund                         TAXATION OF THE FUNDS       151
www.Principal.com

SPECIAL TAX CONSIDERATIONS
Municipal Funds
Each of the Municipal Funds also intends to qualify to pay "exempt-interest dividends" to its shareholders. An exempt-interest dividend is that part of dividend distributions made by the Fund which consist of interest received by that Fund on tax-exempt Municipal Obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Fund shareholders that are corporations must include exempt-interest dividends in determining whether they are subject to the corporate alternative minimum tax. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item in determining whether they are subject to the alternative minimum tax. The Fund may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.

If a shareholder receives an exempt-interest dividend with respect to shares of the Funds held for six months or less, then any loss on the sale or exchange of such shares, to the extent of the amount of such dividend, is disallowed. If a shareholder receives a capital gain dividend with respect to shares held for six months or less, then any loss on the sale or exchange of such shares is treated as a long term capital loss to the extent the loss exceeds any exempt-interest dividend received with respect to such shares, and is disallowed to the extent of such exempt-interest dividend.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of this Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) under Section 147(a) of the Internal Revenue Code of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. If legislation is enacted that eliminates or significantly reduces the availability of Municipal Obligations, it could adversely affect the ability of the Fund to continue to pursue its investment objectives and policies. In such event, the Fund would reevaluate its investment objectives and policies.

International Funds
Some foreign securities purchased by the Funds may be subject to foreign taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Funds may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each affected Fund that will reduce its investment company taxable income.

Futures Contracts and Options
As previously discussed, some of the Funds invest in futures contracts or options thereon, index options, or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, the Funds must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle are considered 100% short-term and unrealized gains or losses on such positions are not realized at year-end. The straddle provisions of the Code may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year. The Code may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.


 152       TAXATION OF THE FUNDS                        Principal Investors Fund
                                                                  1-800-222-5852

PORTFOLIO HOLDINGS DISCLOSURE

The Fund publishes month-end portfolio holdings information for each of the Fund's portfolios on the principal.com website on the last business day of the following month. The Funds may also occasionally publish information on the website relating to specific events, such as the impact of a natural disaster, corporate debt default or similar events on portfolio holdings. In addition, composite portfolio holdings information for the Money Market Fund is published each week as of the prior week on the principalglobal.com website. It is the Fund's policy to disclose only public information regarding portfolio holdings (i.e. information published on the website or filed with the SEC), except as described below.

POLICY. The Fund and Principal have adopted a policy of disclosing non-public portfolio holdings information to third parties only to the extent required by federal law, and to the following third parties, so long as such third party has agreed, or is legally obligated, to maintain the confidentiality of the information and to refrain from using such information to engage in securities transactions:

 1) Daily to the Fund's portfolio pricing services, FT Interactive Data Corporation, J.J. Kenny and Bear Stearns, to obtain prices for portfolio securities;
 2) Upon proper request to government regulatory agencies or to self regulatory organizations;
 3) As needed to Ernst & Young LLP, the independent registered public accounting firm, in connection with the performance of the services provided by Ernst & Young LLP to the Fund;
 4) To the sub-advisers' proxy service providers (Institutional Shareholder Services and Automatic Data Processing) to facilitate voting of proxies; and
 5) To the Fund's custodian, Bank of New York, in connection with the services provided by the custodian to the Fund.

The Fund is also permitted to enter into arrangements to disclose portfolio holdings to other third parties in connection with the performance of a legitimate business purpose if such third party agrees in writing to maintain the confidentiality of the information prior to the information being disclosed. Any such written agreement must be approved by an officer of the Fund, the Manager or the Fund's sub-advisor. Approval must be based on a reasonable belief that disclosure to such other third party is in the best interests of the Fund's shareholders. If a conflict of interest is identified in connection with disclosure to any such third party, the Fund's or the Manager's Chief Compliance Officer ("CCO") must approve such disclosure, in writing before it occurs. Such third parties currently include:


Bloomberg, LP
Check Free Investment Services
Confluence Technologies, Inc.
Depository Trust Co.
Eagle Investment Systems
EzE Castle Software LLC
FactSet Research Systems
Financial Model Co.
Financial Tracking, LLC
Frank Russell Securities, Inc.
Frank Russell Company
Glass Lewis & Co.
Hub Data
Investment Company Institute
Investment Technology Group, Inc.
ix Partners, Ltd.
J.P. Morgan Investor Services
Mellon Analytical Solutions
Mellon Trust
PFPC
RiskMetrics Group
Russell Implementation Services
R.R. Donnelley and Sons Company
Vestek


Any agreement by which any Fund or any party acting on behalf of the Fund agrees to provide Fund portfolio information to a third party, other than a third party identified in the policy described above, must be approved prior to information being provided to the third party, unless the third party is a regulator or has a duty to maintain the confidentiality of such information and to refrain from using such information to engage in securities transactions. A written record of approval will be made by the person granting approval.

The Fund may also disclose to Edge, non-public portfolio holdings information relating to the Underlying Funds in which the SAM portfolios invest to facilitate Edge's management of the SAM portfolios. Edge may use underlying Fund portfolio holdings information of funds managed by unaffiliated advisory firms solely for the purpose of managing the SAM portfolios.


Principal Investors Fund                 PORTFOLIO HOLDINGS DISCLOSURE       153
www.Principal.com

The Fund's non-public portfolio holdings information policy applies without variation to individual investors, institutional investors, intermediaries that distribute the Fund's shares, third party service providers, rating and ranking organizations, and affiliated persons of the Fund. Neither the Fund nor the Manager nor any other party receive compensation in connection with the disclosure of Fund portfolio information. The Fund's CCO will periodically, but no less frequently than annually, review the Fund's portfolio holdings disclosure policy and recommend changes the CCO believes are appropriate, if any, to the Fund's Board of Directors. In addition, the Fund's Board of Directors must approve any change in the Fund's portfolio holdings disclosure policy that would expand the distribution of such information.


 154       PORTFOLIO HOLDINGS DISCLOSURE                Principal Investors Fund
                                                                  1-800-222-5852

PROXY VOTING POLICIES AND PROCEDURES

The Board of Directors has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to that Fund's Sub-Advisor or Sub-Sub-Advisor. The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Directors, and which are found in Appendix B. Any material changes to the proxy policies and procedures will be submitted to the Board of Directors for approval.

The Principal LifeTime Funds and SAM Portfolios invest in shares of other Funds. Principal is authorized to vote proxies related to the underlying funds. If an underlying fund holds a shareholder meeting, in order to avoid any potential conflict of interest, Principal will vote shares of such fund on any proposal submitted to the fund's shareholders in the same proportion as the votes of other shareholders of the underlying fund.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2007, is available, without charge, upon request, by calling 1-800-222-5852 or on the SEC website at http://www.sec.gov.

FINANCIAL STATEMENTS

The financial statements of the Funds for the fiscal year ended October 31, 2006, are incorporated herein by reference to the Funds' Annual Reports.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

The financial statements of the Funds for the fiscal year ended October, 31, 2006, have been audited by Ernst & Young LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


Principal Investors Fund          PROXY VOTING POLICIES AND PROCEDURES       155
www.Principal.com

GENERAL INFORMATION

MIDCAP S&P 400 INDEX FUND, LARGECAP S&P 500 INDEX FUND, AND SMALLCAP S&P 600 INDEX FUND ONLY The Funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to Fund shareholders or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index, S&P MidCap 400 Index, or S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Principal Life Insurance Company and the Manager is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index, S&P MidCap 400 Index, and S&P SmallCap 600 Index which are determined, composed, and calculated by S&P without regard to Principal Life Insurance Company, the Manager, or the Funds. S&P has no obligation to take the needs of Principal Life Insurance Company, the Manager or Fund shareholders into consideration in determining, composing or calculating the S&P 500 Index, the S&P MidCap 400 Index, or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, S&P MIDCAP 400 INDEX, OR S&P SMALLCAP 600 INDEX OR ANY DATA CONTAINED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRINCIPAL LIFE INSURANCE COMPANY, THE MANAGER, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIES WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

DISCLOSURE REGARDING PORTFOLIO MANAGERS

Appendix C outlines information relating to the portfolio managers responsible for day-to-day portfolio management as of the end of the most recent fiscal year unless otherwise noted.


 156       GENERAL INFORMATION                          Principal Investors Fund
                                                                  1-800-222-5852

APPENDIX A

Description of Bond Ratings:

Moody's Investors Service, Inc. Rating Definitions:

Long-Term Obligation Ratings

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.

SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes "best quality, enjoying strong protection from established cash flows." MIG 2 denotes "high quality" with "ample margins of protection." MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades." MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."

Description of Moody's Commercial Paper Ratings:

Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.


Principal Investors Fund                                    APPENDIX A       157
www.Principal.com

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's Corporation's Debt Ratings:

A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.     Nature of and provisions of the obligation;

III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

AAA: Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A: Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC:  Debt rated "BB," "B," "CCC," and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: The rating "C" is reserved for income bonds on which no interest is being paid.

D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.


 158       APPENDIX A                                   Principal Investors Fund
                                                                  1-800-222-5852

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Standard & Poor's, Commercial Paper Ratings

A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A: Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B: Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor's rates notes with a maturity of less than three years as follows:

SP-1: A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.

SP-2:     A satisfactory capacity to pay principal and interest.

SP-3:     A speculative capacity to pay principal and interest.


Principal Investors Fund                                    APPENDIX A       159
www.Principal.com

APPENDIX B

PROXY VOTING POLICIES

The Proxy voting policies applicable to each Fund follows.


THE PROXY VOTING POLICIES WILL BE ADDED BY AMENDMENT


 160       APPENDIX B                                   Principal Investors Fund
                                                                  1-800-222-5852

APPENDIX C

Portfolio Manager Disclosures

Information relating to the portfolio managers for each of the Funds follows.


THE PORTFOLIO MANAGER DISCLOSURES WILL BE ADDED BY AMENDMENT


Principal Investors Fund                                    APPENDIX C       161
www.Principal.com

PART C. OTHER INFORMATION

Item 23. Exhibits.

 (a)   (1)      a.  Articles of Amendment and Restatement (filed 4/12/96)
                b.  Articles of Amendment and Restatement (filed 9/22/00)
                c.  Articles of Amendment and  Restatement  dated 6/14/02 (filed
                    12/30/02)
                d.  Articles of Amendment dated 5/23/05 (filed 9/8/05)
                e.  Articles of Amendment dated 9/30/05 (filed 11/22/05)
                f.  Articles  of  Amendment   dated  7/7/06   (Incorporated   by
                    reference from exhibit #1(2)b to registration  statement No.
                    333-137477 filed on Form N-14 on 9/20/06)

       (2)           Articles of Amendment (filed 9/12/97)

       (3)      a.   Certificate of Correction dated 9/14/00 (filed 9/22/00)
                b.   Certificate of Correction dated 12/13/00 (filed 10/12/01)

       (4)      a.   Articles Supplementary dated 12/11/00 (filed 10/12/01)
                b.   Articles Supplementary dated 3/12/01 (filed 10/12/01)
                c.   Articles Supplementary dated 4/16/02 (filed 12/30/02)
                d.   Articles Supplementary dated 9/25/02 (filed 12/30/02)
                e.   Articles Supplementary dated 2/5/03 (filed 02/26/03)
                f.   Articles Supplementary dated 4/30/03 (filed 9/11/03)
                g.   Articles Supplementary dated 6/10/03 (filed 9/11/03)
                h.   Articles Supplementary dated 9/9/03 (filed 9/11/03)
                i.   Articles Supplementary dated 11/6/03 (filed 12/15/03)
                j.   Articles Supplementary dated 1/29/04 (filed 2/26/04)
                k.   Articles Supplementary dated 3/8/04  (filed 7/27/04)
                l.   Articles Supplementary dated 6/14/04 (filed 9/27/04)
                m.   Articles Supplementary dated 9/13/04 (filed 12/13/04)
                n.   Articles Supplementary dated 10/1/04 (filed 12/13/04)
                o.   Articles Supplementary dated 12/13/04 (filed 2/28/05)
                p.   Articles Supplementary dated 2/4/05 (filed 5/16/05)
                q.   Articles Supplementary dated 2/24/05 (filed 5/16/05)
                r.   Articles Supplementary dated 5/6/05  (filed 9/8/05)
                s.   Articles Supplementary dated 12/20/05 (filed 2/28/06)
                t.   Articles   Supplementary  dated  9/20/06   (Incorporated  by
                    reference from exhibit #1(4)t to registration  statement No.
                    333-137477 filed on Form N-14 on 9/20/06)
                u.   Articles Supplementary dated 1/12/07 (filed 1/16/07)
                v.   Articles Supplementary dated 1/22/07 (filed 07/18/07
                w.   Articles Supplementary dated 7/24/07  (filed 9/28/07)
                x.   Articles Supplementary dated 09/13/07 *


 (b)                 By-laws (filed 12/29/05)

 (c)                 N/A

 (d)   (1)      a.   Management Agreement (filed 9/12/97)
                b.   1st Amendment to the Management Agreement (filed 9/22/00)
                c.   Management Agreement (filed 12/5/00)
                d.   Amendment to Management Agreement dated 9/9/02 (filed 12/30/02)
                e.   Amendment to Management Agreement dated 3/11/02 (filed 02/26/03)
                f.   Amendment to Management Agreement dated 12/10/02 (filed 02/26/03)
                g.   Amendment to Management Agreement dated 10/22/03 (filed 12/15/03)
                h.   Amendment to Management Agreement dated 3/8/04 (filed 6/1/04)
                i.   Amendment to Management Agreement dated 6/14/04 (filed 9/27/04)
                j.   Amendment to Management Agreement dated 7/29/04 (filed 9/27/04)
                k.   Amendment to Management Agreement dated 9/13/04 (filed 9/27/04)
                l.   Amendment to Management Agreement dated 12/13/04  (filed 2/28/05)
                m.   Amendment to Management Agreement dated 1/1/05  (filed 2/28/05)
                n.   Amendment to Management Agreement dated 9/30/05  (filed 11/22/05)
                o.   Amendment to Management Agreement dated 1/12/07 (filed 1/16/07)
                p.   Amendment to Management Agreement dated 9/12/07 (filed 9/28/07)
                q.   Amendment to Management Agreement dated 10/01/07 *
                r.   Amendment to Management Agreement dated 10/31/07 *

       (2)      a.   Invista Sub-Advisory Agreement (filed 9/12/97)
                b.   1st Amendment to the Invista Sub-Advisory Agreement (filed 2/25/02)
                c.   2nd Amendment to the Invista Sub-Advisory Agreement (filed 2/25/02)

       (3)      a.   American Century Sub-Advisory Agreement (filed 12/5/00)
                b.   Amended & Restated Sub-Adv Agreement with Amer. Century (filed 9/11/03)
                c.   Amended & Restated Sub-Adv Agreement with Amer. Century (filed 9/27/04)
                d.   Amended & Restated Sub-Adv Agreement with Amer. Century dated 6/13/05 (filed 9/8/05)
                d.   Amended & Restated Sub-Adv Agreement with Amer. Century dated 9/19/06 (Incorporated by reference from exhibit
                       #6(3)e to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)

       (4)      a.   Bernstein Sub-Advisory Agreement (filed 12/5/00)
                b.   Amendment to Bernstein Sub-Advisory Agreement dated 3/28/03 (filed 9/11/03)
                c.   Amendmed & Restated Bernstein Sub-Advisory Agreement dated 7/1/04 (filed 9/27/04)

       (5)      a.   BT Sub-Advisory Agreement (filed 9/22/00)

       (6)      a.   Federated Sub-Advisory Agreement (filed 12/5/00)
                b.   Federated Amended & Restated Sub-Advisory Agreement dated 10/31/03 (filed 12/15/03)

       (7)      a.   Neuberger Berman Sub-Advisory Agreement (filed 12/5/00)
                b.   Amended & Restated Sub-Adv Agreement with Neuberger Berman (filed 9/11/03)
                c.   Amended & Restated Sub-Advisory Agreement with Neuberger Berman dated 10/31/03 (filed 12/15/03)
                d.   Amended & Restated Sub-Advisory Agreement with Neuberger Berman dated 7/1/04  (filed 2/28/05)

       (8)      a.   Morgan Stanley Sub-Advisory Agreement-PLCGI (filed 12/5/00)
                b.   Amended & Restated Sub-Advisory Agreement with MSAM dated 11/25/03  (filed 7/27/04)
                c.   Amended & Restated Sub-Advisory Agreement with MSAM dated 6/30/04  (filed 2/28/05)

       (9)      a.   Principal Capital Income Investors Sub-Advisory Agreement (filed 2/27/01)
                b.   1st Amendment to the PCII Sub-Advisory Agreement (filed 10/12/01)
                c.   2nd Amendment to the PCII Sub-Advisory Agreement (filed 10/12/01)
                d.   3rd Amendment to the PCII Sub-Advisory Agreement (filed 10/12/01)

       (10)     a.   Principal Capital Real Estate Investors Sub-Advisory Agreement (filed 2/27/01)
                b.   1st Amendment to the PCREI Sub-Advisory Agreement (filed 10/12/01)
                c.   2nd Amendment to the PCREI Sub-Advisory Agreement (filed 10/12/01)
                d.   Amended & Restated Sub-Adv Agreement with PCREI (filed 9/11/03)
                e.   Amended & Restated Sub-Adv Agreement with PREI dated 9/12/05 (filed 12/29/05)
                f.   Amended & Restated Sub-Adv Agreement with PREI dated 1/1/06 (filed 2/28/06)
                g.   Amended & Restated Sub-Adv Agreement with PREI dated 10/1/07 (filed 9/28/07)

       (11)     a.   Turner Sub-Advisory Agreement (filed 12/5/00)
                b.   Amended & Restated Sub-Adv Agreement with Turner dated 10/31/07.  *

       (12)     a.   PCII Cash Management Sub-Advisory Agreement (filed 2/27/01)
                b.   Amendment to PCII Cash Management Sub-Advisory Agreement (filed 12/30/02)
                c.   Amended & Restated Cash Management Sub-Advisory Agreement dated 10/23/03 (filed 12/15/03)

       (13)     a.   Ark Asset Management Sub-Advisory Agreement (filed 2/27/01)
                b.   Amended & Restated Sub-Adv Agreement with Ark (filed 9/11/03)

       (14)     a.   Morgan Stanley Sub-Advisory Agreement - PMCB (filed 2/27/01)
                b.   Amended & Restated Sub-Advisory Agreement with MSAM dated 11/25/03 (filed 7/27/04)

       (15)     a.   Spectrum Sub-Advisory Agreement (filed 04/29/02)
                b.   Amended & Restated Sub-Adv Agreement with Spectrum (filed 9/11/03)
                c.   Amended & Restated Sub-Adv Agreement with Spectrum dated 9/12/05 (filed 12/29/05)

       (16)     a.   UBS Global Asset Management Sub-Advisory Agreement (filed 04/29/02)
                b.   Amended & Restated Sub-Adv Agreement with UBS (filed 9/11/03)
                c.   Amended & Restated Sub-Adv Agreement with UBS dated 4/1/04 filed 6/1/04)

       (17)     a.   Dreyfus Sub-Advisory Agreement(filed 12/30/02)
                b.   Amended Dreyfus Sub-Advisory Agreement dated 11/25/03 (filed 12/15/03)
                c.   Amended Dreyfus Sub-Advisory Agreement dated 6/30/04  (filed 2/28/05)

       (18)     a.   JP Morgan Sub-Advisory Agreement (filed 12/30/02)
                b.   Amended & Restated Sub-Adv Agreement with JP Morgan (filed 9/11/03)
                c.   Amended & Restated Sub-Adv Agreement with JP Morgan dated 7/18/07 (filed 9/28/07)

       (19)     a.   Principal Global Investors Sub-Advisory Agreement (filed 12/30/02)
                b.   Amended and Restated PGI Sub-Advisory Agreement (filed 02/26/03)
                c.   Amended & Restated Sub-Adv Agreement with PGI (filed 9/11/03)
                d.   Amended & Restated Sub-Adv Agreement with PGI (filed 6/1/04)
                e.   Amended & Restated Sub-Adv Agreement with PGI dtd 7-29-04 (filed 9/27/04)
                f.   Amended & Restated Sub-Adv Agreement with PGI dtd 9-13-04 (filed 12/13/04)
                g.   Amended & Restated Sub-Adv Agreement with PGI dtd 12-13-04 (filed 9/8/05)
                h.   Amended & Restated Sub-Adv Agreement with PGI dtd 7-1-05 (filed 9/8/05)
                i.   Sub-Sub-Advisory Agreement with Spectrum dtd 7/1/2005 (filed 12/29/05)
                j.   Sub-Sub-Advisory Agreement with Post dtd  7/1/2005 (filed 12/29/05)
                k.   Amended & Restated Sub-Adv Agreement with PGI dtd 3/1/06 (filed 2/28/06)
                l.   Amended & Restated Sub-Adv Agreement with PGI dtd ______ **

       (20)     a.   Putnam Sub-Advisory Agreement(filed 12/30/02)
                b.   Amended & Restated Sub-Adv Agreement with Putnam (filed 9/11/03)

       (21)     a.   Goldman Sachs Sub-Advisory Agreement(filed 12/30/02)
                b.   Amended & Restated Sub-Adv Agreement with Goldman Sachs (filed 9/11/03)
                c.   Amended & Restated Goldman Sachs Sub-Advisory Agreement dated 11/20/03 (filed 12/15/03)
                d.   Amended & Restated Goldman Sachs Sub-Advisory Agreement dated 6/30/04  (filed 2/28/05)

       (22)     a.   Wellington Sub-Advisory Agreement (filed 12/30/02)
                b.   Amended & Restated Sub-Adv Agreement with Wellington (filed 9/11/03)

       (23)     a.   Fidelity Sub-Advisory Agreement (filed 2/26/04)
                b.   Fidelity Sub-Sub-Advisory Agreement dated 12/29/04  (filed 11/22/05)
                c.   Amended & Restated Fidelity Sub-Advisory Agreement dated 12/29/04  (filed 2/28/05)

       (24)     a.   T. Rowe Price Sub-Advisory Agreement dated 3/8/04 (filed 6/1/04)
                b.   Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/24/04 (filed 9/27/04)
                c.   Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/1/05 (filed 12/29/05)
                d.   Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/1/06 (filed 10/20/06)

       (25)     a.   Grantham, Mayo, Van Otterloo Sub-Advisory Agreement (filed 6/1/04)

       (26)     a.   Mazama Capital Management Sub-Advisory Agreement (filed 6/1/04)

       (27)     a.   Dimensional Fund Advisors Sub-Advisory Agreement (filed 6/1/04)

       (28)     a.   Emerald Advisors, Inc. Sub-Advisory Agreement (filed 9/27/04)

       (29)     a.   Los Angeles Capital Management Sub-Advisory Agreement (filed 9/27/04)
                b.   Amended & Restated Sub-Adv Agreement with LA Capital dated 9/12/05 (filed 11/22/05)

       (30)     a.   Post Advisory Group Sub-Advisory Agreement dtd 12/29/04  (filed 2/28/05)
                b.   Amended & Restated Sub-Adv Agreement with Post dated 9/12/05 (filed 12/29/05)

       (31)     a.   Mellon Equity Associates LLP Sub-Advisory Agreement dtd 12/21/04  (filed 2/28/05)
                b.   Amended & Restated Sub-Adv Agreement with Mellon Equity dated 8/8/05 (filed 11/22/05)

       (32)     a.   Columbus Circle Investors Sub-Advisory Agreement dated 1/5/05 (filed 9/8/05)
                b.   Amended & Restated Sub-Adv Agreement with Columbus Cirecle dated 9/15/05 (filed 10/20/06)
                c.   Amended & Restated Sub-Adv Agreement with Columbus Circle dated 12/15/06 (filed 1/16/07)

       (33)     a.   Barrow Hanley Sub-Advisory Agreement dtd 7/12/05 (filed 9/8/05)

       (34)     a.   Vaughan Nelson Investment Management Sub-Advisory Agreement dtd 9/21/05 (filed 11/22/05)

       (35)     a.   Nuveen Sub-Advisory Agreement dtd 3/1/06  (filed 2/28/06)

       (36)     a.   Bank of New York Sub-Advisory Agreement dated 3/1/06  (filed 2/28/06)

       (37)     a.   Essex Investment Management Company, LLC. Sub-Advisory Agreement dated 6/30/06 (filed 10/20/06)

       (38)     a.   Jacobs Levy Equity Management, Inc. Sub-Advisory Agreement dated 6/15/06 (filed 10/20/06)

       (39)     a.   Edge Asset Management Sub-Advisory Agreement dated 1/12/07 (filed 1/16/07)

       (40)     a.   Van Kampen Sub-Advisory Agreement dated 1/12/07 (filed 1/16/07)
                b.   Amended & Restated Sub-Adv Agreement with Van Kampen dated 4/1/07 (filed 7/18/07)(filed 9/28/07)

       (41)     a.   Pyramis Global Advisors, LLC dated 1/1/07 (filed 1/16/07)

       (42)     a.   Lehman Brothers dated 7/18/07 (filed 9/28/07)


(e)   (1)       a.   Distribution Agreement (filed 4/12/96)
                b.   1st Amendment to the Distribution Agreement (filed 9/22/00)
                c.   Distribution Agreement (filed 9/22/00)
                d.   Distribution Plan and Agreement (Select Class)(filed 12/30/02)
                e.   Amended and Restated Distribution Plan and Agreement (Select Class)(filed 12/30/02)
                f.   Amended and Restated Distribution Plan and Agreement (Advisors Select Class)(filed 12/30/02)
                g.   Amended and Restated Distribution Plan and Agreement (Advisors Preferred Class)(filed 12/30/02)
                h.   Amended and Restated Distribution Plan and Agreement (Class J)(filed 12/30/02)
                i.   Amended and Restated Distribution Agreement (filed 12/30/02)
                j.   Amendment to Distribution Plan and Agreement (Advisors Preferred Class) (filed 02/26/03)
                k.   Amendment to Distribution Plan and Agreement (Advisors Select Class) (filed 02/26/03)
                l.   Amendment to Distribution Plan and Agreement (Select Class) (filed 02/26/03)
                m.   Amendment to Distribution Agreement dtd 03/02 (filed 02/26/03)
                n.   Amendment to Distribution Agreement dtd 12/02 (filed 02/26/03)
                o.   Amended & Restated Distribution Agreement dtd 10/22/03 (filed 12/15/03)
                p.   Amended & Restated Distribution Agreement dtd 6/14/04 (filed 9/27/04)
                q.   Amended & Restated Distribution Agreement dtd 2/24/05 (filed 9/8/05)
                r.   Distribution Agreement (Class A, B and C) dtd 1/12/07 (filed 1/16/07)
                s.   Distribution Agreement (Instl and J) dtd 1/12/07 (filed 1/16/07)

       (2)      a.   Selling Agreement--Advantage Classes (filed 9/11/03)
                b.   Selling Agreement--J Shares (filed 9/11/03)
                c.   Selling Agreement--Class A and Class B Shares (filed 9/8/05)

 (f)                 N/A

 (g)   (1)      a.   Domestic Portfolio Custodian Agreement with Bank of New York (filed 4/12/96)
                b.   Domestic Funds Custodian Agreement with Bank of New York (filed 12/5/00)
                c.   Domestic and Global Custodian Agreement with Bank of New York  (filed 11/22/05)

       (2)      a.   Global Portfolio Custodian Agreement with Chase Manhattan Bank (filed 4/12/96)
                b.   Global Funds Custodian Agreement with Chase Manhattan Bank (filed 12/5/00)

 (h)   (1)      a.   Transfer Agency Agreement for Class I shares (filed 9/22/00)
                b.   Amended & Restated Transfer Agency Agreement for Class I Shares (filed 12/30/02)
                c.   Transfer Agency Agreement for Class J Shares (filed 12/30/02)
                d.   1st Amendment to Transfer Agency Agreement for Class J Shares (filed 12/30/02)
                e.   Amended and Restated Transfer Agency Agreement for Class J Shares dtd 10/22/03  (filed 2/28/05)
                f.   Amended and Restated Transfer Agency Agreement for Class J, Class A and Class B
                        Shares dtd 12/13/04  (filed 2/28/05)
                g.   Transfer Agency Agreement (Class A, B, C, J and Institutional) dtd 1/12/07 (filed 1/16/07)

       (2)      a.   Shareholder Services Agreement (filed 12/15/00)
                b.   Amended & Restated Shareholder Services Agreement dtd 6/14/04  (filed 2/28/05)
                c.   Amended & Restated Shareholder Services Agreement dtd 6/14/04  (filed 2/28/05)
                d.   Amended & Restated Shareholder Services Agreement dtd 9/13/04  (filed 2/28/05)
                e.   Amended & Restated Shareholder Services Agreement dtd 12/13/04 (filed 2/28/05)
                f.   Amended & Restated Shareholder Services Agreement dtd 9/30/05  (filed 12/29/05)
                g.   Amended & Restated Shareholder Services Agreement dtd 1/1/06   (filed 10/20/06)
                h.   Amended & Restated Shareholder Services Agreement dtd 1/12/07 *

       (3)      a.   Investment Service Agreement (filed 9/12/97)
                b.   1st Amendment to the Investment Service Agreement (filed 9/22/00)
                c.   Investment Service Agreement (filed 12/30/02)

       (4)      a.   Accounting Services Agreement (filed 9/22/00)
                b.   Amended & Restated Accounting Services Agreement dtd 1/12/07 (filed 1/16/07)

       (5)      a.   Administrative Services Agreement (filed 9/22/00)
                b.   Amended Administrative Services Agreement (filed 12/30/02)
                c.   Amended Administrative Services Agreement dtd 6/14/04 (filed 9/27/04)

       (6)      a.   Service Agreement (filed 9/22/00)
                b.   Amended & Restated Service Agreement dtd 6/14/04  (filed 2/28/05)
                c.   Amended & Restated Service Agreement dtd 9/30/05 (filed 11/22/05)

       (7)      a.   Service Sub-Agreement (filed 9/22/00)
                b.   Amended & Restated Service Sub-Agreement dtd 1/13/04  (filed 2/28/05)
                c.   Amended & Restated Service Sub-Agreement dtd 6/14/04  (filed 2/28/05)
                d.   Amended & Restated Service Sub-Agreement dtd 6/14/04  (filed 2/28/05)
                e.   Amended & Restated Service Sub-Agreement dtd 9/13/04  (filed 2/28/05)
                f.   Amended & Restated Service Sub-Agreement dtd 12/13/04 (filed 2/28/05)
                g.   Amended & Restated Service Sub-Agreement dtd 9/30/05  (filed 11/22/05)

       (8)           Plan of Acquisition European Fund (filed 12/30/02)
       (9)           Plan of Acquisition Pacific Basin Fund (filed 12/30/02)
      (10)           Plan of Acquisition Technology Fund (filed 12/30/02)
      (11)           Plan of Acquisition Balanced Fund (filed 9/11/03)
      (12)           Plan of Acquisition International SmallCap Fund (filed 9/11/03)
      (13)           Plan of Acquisition Partners MidCap Blend (filed 9/11/03)
      (14)           Plan of Acquisition High Quality Long-Term Bond (filed 9/8/05)
      (15)           Form of Agreement and Plan of Reorganization PIF and WM Trust I (filed 9/20/06)
      (16)           Form of Agreement and Plan of Reorganization PIF and WM Trust II (filed 9/20/06)
      (17)           Form of Agreement and Plan of Reorganization PIF and WM SAM (filed 9/20/06)
      (18)           Plan of Reorganization Equity Income I and Equity Income (filed 9/28/06)
      (19)           Plan of Reorganization Tax-Exempt Bond I and Tax-Exempt Bond (file 9/28/06)
      (20)           Plan of Reorganization Partners LargeCap Growth II and Partners LargeCap Growth (filed 10/06/06)

 (i)                 Legal Opinion (filed 4/12/96)

 (j)   (1)           Consents of Auditors **
       (2)           Rule 485(b) opinion **

 (k)                 Financial Statements included in this Registration Statement:
       (1)           Part A:
                          Financial Highlights for the period ended October 31, 2001 and each of the five years in the period ended
                          October 31, 2006. **

       (2)           Part B: None

 (l)   (1)           Initial Capital Agreement-ISP & MBS (filed 4/12/96)

       (2)           Initial Capital Agreement-IEP (filed 9/22/00)

       (3)           Initial Capital Agreement-ICP (filed 9/22/00)

       (4-38)        Initial Capital Agreement (filed 9/22/00)

       (39)          Initial Capital Agreement dtd 12/30/02 (filed 12/30/02)

       (40-41)       Initial Capital Agreement dtd 12/29/03 & 12/30/03 (filed 2/26/04)

       (42)          Initial Capital Agreement dtd 6/1/04 (filed 7/27/04)

       (43)          Initial Capital Agreement dtd 11/1/04 (filed 12/13/04)

       (44)          Initial Capital Agreement dtd 12/29/04  (filed 2/28/05)

       (45)          Initial Capital Agreement dtd 3/1/05 (filed 5/16/05)

       (46)          Initial Capital Agreement dtd 6/28/05 (filed 11/22/05)

       (47)          Initial Capital Agreement dtd 3/15/06 (filed 10/20/06)

       (48)          Initial Capital Agreement dtd 1/12/07  **

       (49)          Initial Capital Agreement dtd ________  **



 (m)                 Rule 12b-1 Plan
       (1)           Advisors Preferred Plan (filed 9/22/2000)
                a.   Amended & Restated dtd 9/9/02 (filed 12/30/02)
                b.   Amended & Restated dtd 3/11/04 (filed 3/14/04)
                c.   Amended & Restated dtd 6/14/04 (filed 9/27/04)
                d.   Amended & Restated dtd 9/13/04 (filed 9/27/04)
                e.   Amended & Restated dtd 12/13/04 (filed 2/28/05)
                f.   Amended & Restated dtd 9/30/05  (filed 11/22/05
                g.   Amended & Restated dtd 9/11/06  (Incorporated by reference from exhibit #10(1)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
                h.   Amended & Restated dtd 1/12/07 (filed 1/16/07)

       (2)           Advisors Select Plan (filed 9/22/2000)
                a.   Amended & Restated dtd 9/9/02 (filed 12/30/02)
                b.   Amended & Restated dtd 3/11/04 (filed 3/14/04)
                c.   Amended & Restated dtd 6/14/04 (filed 9/27/04)
                d.   Amended & Restated dtd 9/13/04 (filed 9/27/04)
                e.   Amended & Restated dtd 12/13/04  (filed 2/28/05)
                f.   Amended & Restated dtd 9/30/05  (filed 11/22/05)
                g.   Amended & Restated dtd 9/11/06  (Incorporated by reference from exhibit #10(2)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
                h.   Amended & Restated dtd 1/12/07 (filed 1/16/07)

       (3)           Select Plan (filed 12/30/02)
                a.   Amended & Restated dtd 9/9/02 (filed 12/30/02)
                b.   Amended & Restated dtd 3/11/04 (filed 3/14/04)
                c.   Amended & Restated dtd 6/14/04 (filed 9/27/04)
                d.   Amended & Restated dtd 9/13/04 (filed 9/27/04)
                e.   Amended & Restated dtd 12/13/04  (filed 2/28/05)
                f.   Amended & Restated dtd 9/30/05  (filed 11/22/05)
                g.   Amended & Restated dtd 9/11/06  (Incorporated by reference from exhibit #10(3)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
                h.   Amended & Restated dtd 1/12/07 (filed 1/16/07)

       (4)           Class J Plan (filed 12/30/02)
                a.   Amended & Restated dtd 9/9/02 (filed 12/30/02)
                b.   Amended & Restated dtd 9/13/04 (filed 9/27/04)
                c.   Amended & Restated dtd 12/13/04  (filed 2/28/05)
                d.   Amended & Restated dtd 9/30/05 (filed 11/22/05)
                e.   Amended & Restated dtd 9/11/06  (Incorporated by reference from exhibit #10(4)e to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
                f.   Amended & Restated dtd 1/12/07 (filed 1/16/07)

       (5)           Advisors Signature Plan (filed 12/13/04)
                a.   Amended & Restated dtd 9/13/04 (filed 9/27/04)
                b.   Amended & Restated dtd 12/13/04  (filed 2/28/05)
                c.   Amended & Restated dtd 9/30/05  (filed 11/22/05)
                d.   Amended & Restated dtd 9/11/06  (Incorporated by reference from exhibit #10(5)d to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
                e.   Amended & Restated dtd 1/12/07 (filed 1/16/07)

       (6)           Class A Plan  (filed 2/28/05)
                a.   Amended & Restated dtd 9/30/05  (filed 11/22/05)
                b.   Amended & Restated dtd 12/1/05  (Incorporated by reference from exhibit #10(6)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06)
                c.   Amended & Restated dtd 1/12/07 (filed 1/16/07)
                d.   Amended & Restated dtd 10/01/07  *

       (7)           Class B Plan  (filed 2/28/05)
                a.   Amended & Restated dtd 9/30/05  (filed 11/22/05)
                b.   Amended & Restated dtd 12/1/05  (Incorporated by reference from exhibit #10(7)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06)
                c.   Amended & Restated dtd 1/12/07 (filed 1/16/07)
                d.   Amended & Restated dtd 3/13/07 *

       (8)           Class C Plan
                a.   dated 9/11/06 (Incorporated by reference from exhibit #10(8)a to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
                b.   Amended & Restated dtd 1/12/07 (filed 1/16/07)
                c.   Amended & Restated dtd 10/01/07  *


 (n)            1.   Rule 18f-3 Plan  (filed 2/28/05) dtd 8/25/06 (filed 3-27-07)

 (p)                 Code of Ethics
       (1)           BT Funds Management (filed 9/22/00)

       (2)           Invista Capital Management (filed 9/22/00)

       (3)           Principal Capital Income Investors (filed 9/22/00)

       (4)           Principal Real Estate Investors  (filed 2/28/05)

       (5)           Turner Investment Partners  (filed 2/28/05)

       (6)           Morgan Stanley Investment Management  (filed 2/28/05) (filed 10/20/06) (filed 3-27-07)

       (7)           Neuberger Berman Management (filed 10/20/06) (filed 3-27-07)

       (8)           Bernstein Investment Research (filed 9/22/00)

       (9)           American Century Investment Management  (filed 10/20/06) (filed 3-27-07) (filed 7/18/07)

       (10)          Federated Investment Management (filed 9/11/03)

       (11)          Ark Asset Management  (filed 2/28/05)

       (12)          Spectrum Code of Ethics  (filed 12/29/05)

       (13)          Putnam Code of Ethics  (filed 12/15/03)

       (14)          UBS Code of Ethics  (filed 2/28/05)

       (15)          Mellon (fka Dreyfus) Code of Ethics (filed 9/8/05) (filed 3-27-07)

       (16)          JP Morgan Code of Ethics  (filed 2/28/05) *

       (17)          Goldman Sachs Code of Ethics  (filed 9/8/05) *

       (18)          Wellington Code of Ethics  (filed 10/20/06)

       (19)          Fidelity Code of Ethics (filed 10/20/06)

       (20)          Alliance Capital Management LP Code of Ethics  (filed 2/28/05)

       (21)          Sr. & Executive Officers Code of Ethics (Sarbanes) (filed 9/11/03)

       (22)          Principal Global Investors Code of Ethics  (filed 2/28/05)

       (23)          Principal Management Corporation Code of Ethics  (filed 10/20/06)

       (24)          T. Rowe Price Code of Ethics  (filed 9/8/05)

       (25)          Grantham, Mayo, Van Otterloo Code of Ethics (filed 09/08/05)

       (26)          Mazama Capital Management Code of Ethics (filed 3/16/04)

       (27)          Dimensional Fund Advisors Code of Ethics  (filed 12/29/05)

       (28)          Emerald Advisers Inc. Code of Ethics  (filed 2/28/05)

       (29)          Los Angeles Capital Management and Equity Research, Inc. Code of Ethics (filed 10/20/06)

       (30)          Post Advisory Group Code of Ethics (filed 9/8/05)

       (31)          Columbus Circle Investors  (filed 10/20/06)

       (32)          Barrow Hanley Code of Ethics (filed 9/8/05)

       (33)          Nuveen Code of Ethics (filed 12/29/05)

       (34)          Bank of New York Code of Ethics (filed 10/20/06)

       (35)          Essex Code of Ethics (filed 1/16/07) *

       (36)          Jacobs Levy Code of Ethics (filed 10/20/06)

       (37)          WM Advisors Code of Ethics (filed 10/20/06)

       (38)          Principal Global Investors/Principal Real Estate Investors Code of Ethics (filed 3-27-07

       (39)          Principal Fund Entities Code of Ethics (filed 3-27-07)

       (40)          Alliance Bernstein Code of Ethics *

       (41)          Pyramis Code of Ethics  *

       (42)          Vaughan-Nelson Code of Ethics  *




 *    Filed herein.
 **   To be filed by amendment.
 *** Incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant

     Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries  wholly-owned,   unless  otherwise  noted,  by  Principal
          Financial Services, Inc.

          a. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          b.   PFG DO Brasil LTDA (Brazil) a Brazilian  holding company.  (owned
               46%)

          c. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          d. JF Molloy & Associates, Inc. (an Indiana Corporation) A third party administrator for group medical coverage.

          e. Molloy Medical Management Company, Inc. (an Indiana Corporation) a company that provides medical claims-related services to JF Molloy & Associates, Inc.

          f. Principal Wellness Company (an Indiana Corporation) a company that provides health and wellness-related services.

          g. Principal Health Insurance Company (Iowa) a stock life insurance company engaged in the business of health insurance.

          h. Principal Global Investors Holding Company, Inc. (Delaware) a holding company.

          j. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          k. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          l. Principal Financial Services (Australia), Inc. an Iowa holding company.

          m. Principal Investors Corporation (New Jersey) a general business corporation that holds investments.

          n. Principal International Holding Company, LLC a Delaware limited liability company that serves as a downstream holding company for Principal Financial Services, Inc.

          o.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          p. Principal Global Services Private Limited (India) a company formed as an in-sourcing company for the Principal Financial Group.

          q.   CCB Principal Asset Management  Company,  Ltd. (China) (25% owned
               JV) a company engaged in fund management with a complete line of products.

          r.   Principal International de Chile, S.A. (Chile) a holding company.

          Subsidiaries wholly-owned by Principal Management Corporation:

          a.   Principal  Financial  Advisors,   Inc.  a  registered  investment
               advisor offering asset allocation services for pension plans.

          b.   Principal  Shareholder  Services,   Inc.  (f/k/a  WM  Shareholder
               Services, Inc.) a transfer agent company.

          c.   Edge  Asset  Management,   Inc.  (f/k/a  WM  Advisors,  Inc.)  an
               SEC-registered investment advisor.

          d. Principal Funds Distributor, Inc. (f/k/a WM Funds Distributor, Inc.) a retail mutual funds distributor.

          Subsidiary wholly-owned by PFG DO Brasil LTDA

          a. Brasilprev Seguros E Previdencia S.A. (Brazil) a pension fund company.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          b.   Principal Trust Company(Asia) Limited (Hong Kong) a trust company

          c. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          d.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          e.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          f.   Principal  Mexico  Servicios,  S.A.  de C.V.  (Mexico)  a company
               established   to  be  the   employer  of  Mexico   administration
               employees.

          g. Distribuidora Principal Mexico, S.A. de C.V. (Mexico) a company established to be the employer of Mexico sales employees.

          h. Principal Fondos De Inversion S.A. De C.V. (Mexico) a mutual fund company.

          i.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          j. Principal International Mexico Holding, S.A. De C.V. (Mexico) a holding company.

          Subsidiaries   wholly-owned  by  Principal  Global  Investors  Holding
          Company, Inc.

          a. Principal Global Investors (Ireland) Limited an Ireland company that engages in funds management.

          b. Principal Global Investors (Europe) Limited a United Kingdom company that engages in European representation and distribution of the Principal Investments Funds.

          c. Principal Global Investors (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          d. Principal Global Investors (Japan) Limited a company engaged in investments and related services.

          Subsidiaries  wholly-owned,   unless  otherwise  noted,  by  Principal
          Financial Group (Mauritius) Ltd.

          a. Principal PNB Asset Management Company Private Limited (India) an India asset management company.

          b. Principal Trustee Company Private Limited (India) a trustee for mutual funds.

          c. PNB Principal Financial Planners Private Limited (India) a financial products distribution company. Products to be distributed and sold will include mutual funds, bonds, retail debt offerings and portfolio management services. (owned 65%)

          d. PNB Principal Insurance Advisory Company Private Limited (26% owned JV) (India) an insurance brokerage company.

          e. Principal PNB Life Insurance Company Limited (26% owned JV) (India) an entity organized to enter the Group Pension, Superannuation and asset accumulation business in India, currently inactive.

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a.   Principal Real Estate Fund Investors, LLC

          b.   Principal  Global  Investors,  LLC  (a  Delaware  Corporation)  a
               limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          c. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          d. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          e. HealthRisk Resource Group, LLC (an Iowa Corporation) A limited liability company that provides managed care expertise and administrative services to provider organizations involved in risk-assuming contracts for health care services.

          f. Principal Real Estate Holding Company, LLC a real estate holding company.

          Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities

             Principal Investors Fund, Inc.(a Maryland Corporation),
             0.28% of shares  outstanding of the Bond & Mortgage  Securitites
             Fund,
             0.00% of shares outstanding of the California Insured Intermediate Municipal Fund,
             0.00% of shares outstanding of the California Municipal Fund, 1.69% of shares outstanding of the Disciplined LargeCap Blend Fund,
             2.27% of shares outstanding of the Diversified International
             Fund,
             0.00% of shares outstanding of the Equity Income Fund I,
             75.74% of shares outstanding of the Global Real Estate Securities Fund
             0.36% of shares outstanding of the Government & High Quality
             Bond Fund,
             0.00%   of   shares    outstanding    of   the   High    Quality
             Intermediate-Term Bond Fund,
             41.13% of shares outstanding of the High Yield Fund, 0.00% of shares outstanding of the High Yield Fund II, 0.00% of shares outstanding of the Income Fund, 67.31% of shares outstanding of the Inflation Protection Fund, 0.00% of shares outstanding of the International Emerging Markets Fund,
             30.19% of shares outstanding of the International Growth Fund, 2.06% of shares outstanding of the LargeCap Growth Fund, 0.00% of shares outstanding of the LargeCap S&P 500 Index Fund, 9.84% of shares outstanding of the LargeCap Value Fund, 0.00% of shares outstanding of the MidCap Blend Fund, 0.08% of shares outstanding of the MidCap Growth Fund, 0.00% of shares outstanding of the MidCap S&P 400 Index Fund, 0.00% of shares outstanding of the MidCap Stock Fund, 0.01% of shares outstanding of the MidCap Value Fund, 9.17% of shares outstanding of the Money Market Fund, 0.00% of shares outstanding of the Mortgage Securities Fund, 0.87% of shares outstanding of the Partners Global Equity Fund, 56.92% of shares outstanding of the Partners International Fund, 55.40% of shares outstanding of the Partners LargeCap Blend Fund, 0.00% of shares outstanding of the Partners LargeCap Blend
             Fund I,
             52.38% of shares outstanding of the Partners LargeCap Growth Fund
             I,
             51.08% of shares outstanding of the Partners LargeCap Growth Fund
             II,
             0.00% of shares outstanding of the Partners LargeCap Value Fund, 58.66% of shares outstanding of the Partners LargeCap Value
             Fund I,
             97.47% of shares outstanding of the Partners LargeCap Value
             Fund II,
             52.77% of shares outstanding of the Partners MidCap Growth Fund, 93.28% of shares outstanding of the Partners MidCap Growth Fund I, 93.42% of shares outstanding of the Partners MidCap Growth
             Fund II,
             58.02% of shares outstanding of the Partners MidCap Value Fund, 80.83% of shares outstanding of the Partners MidCap Value Fund
             I,
             96.35% of shares outstanding of the Partners SmallCap Blend Fund, 49.28% of shares outstanding of the Partners SmallCap Growth Fund I,
             79.44% of shares outstanding of the Partners SmallCap Growth Fund
             II,
             43.76% of shares outstanding of the Partners SmallCap Growth Fund III,
             79.69% of shares outstanding of the Partners SmallCap Value Fund, 71.07% of shares outstanding of the Partners SmallCap Value Fund I,
             94.43% of shares outstanding of the Partners SmallCap Value Fund
             II,
             14.44% of shares outstanding of the Preferred Securities Fund, 60.53% of shares outstanding of the Principal LifeTime 2010 Fund, 61.01% of shares outstanding of the Principal LifeTime 2020 Fund, 61.35% of shares outstanding of the Principal LifeTime 2030 Fund, 65.87% of shares outstanding of the Principal LifeTime 2040 Fund, 74.26% of shares outstanding of the Principal LifeTime 2050 Fund, 60.20% of shares outstanding of the Principal LifeTime Strategic Income Fund,
             12.92% of shares outstanding of the Real Estate Securities Fund, 0.22% of shares outstanding of the SAM Balanced Fund, 0.15% of shares outstanding of the SAM Conservative Balanced Fund, 0.09% of shares outstanding of the SAM Conservative Growth Fund, 0.03% of shares outstanding of the SAM Flexible Income Fund, 0.13% of shares outstanding of the SAM Strategic Growth Fund, 2.36% of shares outstanding of the Short-Term Bond Fund, 0.00% of shares outstanding of the Short-Term Income Fund, 11.76% of shares outstanding of the SmallCap Blend Fund, 0.01% of shares outstanding of the SmallCap Growth Fund, 0.00% of shares outstanding of the SmallCap S&P 600 Index Fund, 0.00% of shares outstanding of the SmallCap Value Fund, 0.00% of shares outstanding of the Tax-Exempt Bond Fund I, 3.61% of shares outstanding of the Ultra Short Bond Fund, 0.00% of shares outstanding of the West Coast Equity Fund, were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 12, 2007.

             Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100.00% of shares outstanding of the Asset Allocation Account, 100.00% of shares outstanding of the Balanced Account,
             100.00% of shares outstanding of the Bond Account,
             100.00% of shares outstanding of the Capital Value,
             96.22% of shares outstanding of the Diversified International Account,
             100.00% of shares outstanding of the Equity Growth Account,
             71.63% of shares outstanding of the Equity Income Account I, 100.00% of shares outstanding of the Equity Value Account,
             100.00% of shares outstanding of the Government & High Quality Bond Account,
             91.65% of shares outstanding of the Growth Account,
             75.22% of shares outstanding of the Income Account,
             100.00% of shares outstanding of the International Emerging Markets Account,
             100.00% of shares outstanding of the International SmallCap
             Account,
             85.55% of shares outstanding of the LargeCap Blend Account,
             100.00% of shares outstanding of the LargeCap Stock Index Account, 100.00% of shares outstanding of the LargeCap Value Account, 100.00% of shares outstanding of the MidCap Account,
             100.00% of shares outstanding of the MidCap Growth Account,
             69.20% of shares outstanding of the MidCap Stock Account,
             100.00% of shares outstanding of the MidCap Value Account,
             95.69% of shares outstanding of the Money  Market Account,
             89.24% of shares outstanding of the Mortgage Securities Account, 100.00% of shares outstanding of the Principal LifeTime 2010 Account,
             100.00% of shares outstanding of the Principal LifeTime 2020
             Account,
             100.00% of shares outstanding of the Principal LifeTime 2030
             Account,
             100.00% of shares outstanding of the Principal LifeTime 2040
             Account,
             100.00% of shares outstanding of the Principal LifeTime 2050
             Account,
             100.00% of shares outstanding of the Principal LifeTime Strategic Income Account,
             98.53% of shares outstanding of the Real Estate Securities Account, 0.17% of shares outstanding of the Strategic Asset Management Balanced Portfolio,
             16.51% of shares outstanding of the Strategic Asset Management Conservative Balanced Portfolio,
             0.00% of shares outstanding of the Strategic Asset Management Conservative Growth Portfolio,
             0.00% of shares outstanding of the Strategic Asset Management Flexible Income Portfolio,
             1.46% of shares outstanding of the Strategic Asset Management Strategic Growth Portfolio,
             100.00% of shares outstanding of the Short-Term Bond Account, 84.25% of shares outstanding of the Short-Term Income Account, 100.00% of shares outstanding of the SmallCap Account, 86.22% of shares outstanding of the SmallCap Growth Account, 99.70% of shares outstanding of the SmallCap Value Account, and 53.61% of shares outstanding of the West Coast Equity Account were owned by Principal Life Insurance Company and its Separate Accounts on December 12, 2007.

          Subsidiary  wholly-owned by Principal Financial Services  (Australia),
          Inc.:

          a.   Principal  Global  Investors   (Australia)  Service  Company  Pty
               Limited a company established to be the employer of Australian employees.

          b. Principal Capital Global Investors Limited (Australia) An SEC registered investment advisor which manages international funds (non-Australian) residents).

          c. Principal Financial Group (Australia) Pty Ltd. an Australian holding company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          b.   Principal Asset Management S.A. (Chile) an investment advisor.

          c. Principal Servicios Corporativos Chile LTDA. (Chile) an entity that provides corporate services for the companies of Principal Chile.

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Global Investors (Asia) Limited a Hong Kong company that provides sales, marketing and client services support for Principal Capital management funds and institutional investors.

          b. Principal Nominee Company (Hong Kong) Limited a Hong Kong company that provides nominee services and administration to Hong Kong clients.

          c. Principal Asset Management Company (Asia) Limited (Hong Kong) a licensed corporation.

          d. Principal Insurance Company (Hong Kong) Limited a company that sells insurance and pension products.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V. (Mexico):

          a. Principal Siefore, S.A. de C.V. (Mexico) an investment fund company.

          Subsidiaries wholly-owned by Principal International Mexico Holding, S.A. De C.V.:

          a. Principal Mexico Holdings, S.A. De C.V. (Mexico) a holding company.

          Subsidiaries wholly-owned by Principal Global Investors, LLC:

          a. Principal Global Columbus Circle, LLC (a Delaware Corporation) a limited liability company serving as a holding company.

          b. Post Advisory Group, LLC (Delaware) a limited liability company whose role is an asset management firm that specializes in high yield fixed-income investments.

          c. Principal Enterprise Capital, LLC (a Delaware Corporation) a limited liability company involved in the management of investments in real estate operating companies on behalf of institutional investors.

          d.   Principal Commercial  Acceptance,  LLC (a Delaware Corporation) a
               limited   liability   company   involved  in  the  management  of
               commercial real estate mortgage loans.

          e. Principal Real Estate Investors, LLC (a Delaware Corporation) a limited liability company involved as a registered investment advisor focusing on the management of commercial real estate investments on behalf of institutional investors.

          f. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the business of issuing commercial mortgage-backed securities.

          h.   Principal  Global Investors Trust (Delaware) a business trust and
               private   investment  company  offering   non-registered   units,
               initially, to tax-exempt entities.

          i. Spectrum Asset Management, Inc. (Connecticut) A corporation specializing in all aspects of the preferred market including portfolio management, risk management and trading.

          j. CCIP, LLC (70% owned) the general partner of Columbus Circle Investors, a registered investment advisor.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Generation Plant, LLC a Delaware limited liability company that sells excess power.

          b. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          c.   Petula Associates,  Ltd. (an Iowa Corporation) a corporation that
               engages  in  real  estate   joint   venture   transactions   with
               developers.

          d.   Equity  FC,  Ltd.   (an  Iowa   Corporation)   general   business
               corporation which engages in commercial investment transactions.

          e. Preferred Product Network, Inc. (a Delaware corporation) an insurance broker which markets selected products manufactured outside the Principal Financial Group.

          f. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          g. Principal Dental Services, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          h. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that acts as a trustee through which individuals may direct the investments of their IRA, HR-10 and 401(k) plan accounts, and also provides such prototype plans and record keeping services.

          i. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          Subsidiary wholly-owned by Principal Global Investors (Australia) Service Company Pty Ltd.:

          a.   Principal   Global  Investors   (Australia)   Limited  a  company
               established to hold the appropriate financial services license for the Australian investment management business.

          b. Principal Real Estate Investors (Australia) Limited a company originally established to hold the responsible entity license regarding property and trust business. The company is currently inactive.

          Subsidiaries wholly-owned by Principal Global Investors (Australia) Service Company Pty Ltd.:

          a.   Principal   Global  Investors   (Australia)   Limited  a  company
               established to hold the responsible entity license regarding non-property business.

          b. Principal Real Estate Investors (Australia) Limited a company established to hold the responsible entity license regarding property business.

          Subsidiary  wholly-owned  by Principal  Financial  Group Australia Pty
          Ltd.

          a. Principal Investments (Australia) Limited a Delaware holding company.

          Subsidiaries owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a.   Principal   Administradora  General  De  Fondos  S.A.  (Chile)  a
               corporation organized for the administration of various funds.

          b. Principal Creditos Hipotecarios, S.A. (Chile) a residential mortgage company.

          Subsidiary wholly-owned by Principal Asset Management Company (Asia) Limited (Hong Kong):

          a. Principal Fund Management (Hong Kong) Limited a fund management company.

          Subsidiaries wholly-owned by CCIP, LLC:

          a.   Columbus Circle Investors, an SEC-registered investment advisor.

          b. Principal Reinsurance Company of Vermont a reinsurance company domiciled in Vermont.

          Subsidiary wholly-owned by Petula Associates, Ltd.

          a. Principal Real Estate Portfolio, Inc. (Delaware) entity that holds real estate.

          b. Petula Prolix Development Company (Iowa) a general business corporation involved in joint real estate ventures.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. Boston Insurance Trust, Inc. (a Rhode Island corporation) a corporation which serves as a corporate trustee for retirement trusts.

          Subsidiary wholly-owned by Principal Investments (Australia) Limited:

          a.   Principal   Australia   (Holdings)  Pty  Limited   (Australia)  a
               commercial and investment banking and asset management company.

          Subsidiary   wholly-owned   (unless   otherwise  noted)  by  Principa
          Australia (Holdings) Pty Limited

          a.   CIMB - Principal Asset  Management  Berhad  (Malaysia) (40% owned
               JV) an entity engaged in establishment and management of unit trust funds.

Item 25.       Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

        (i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

               1.    Was committed in bad faith; or

               2.    Was the result of active and deliberate dishonesty; or

       (ii)    The  corporate   representative  actually  received  an  improper
               personal benefit in money, property, or services; or

      (iii)    In  the  case  of  any   criminal   proceeding,   the   corporate
               representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Item 26.  Business or Other Connection of Investment Adviser

     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who are serving as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

 *John E. Aschenbrenner        Principal         See Part B
   Director                     Financial Group

   Patricia A. Barry            Same              Counsel
   Assistant Corporate                            Principal Life Insurance
   Secretary                                      Company

  *Craig L. Bassett             Same              See Part B
   Treasurer

  *Michael J. Beer              Same              See Part B
   Executive Vice President/
   Chief Operating Officer,
   Director

  *Tracy W. Bollin              Same              See Part B
   Assistant Controller

  *David J. Brown               Same              See Part B
   Senior Vice President

  *Jill R. Brown                Same              See Part B
   Senior Vice President

  *Ralph C. Eucher              Same              See Part B
   President and Director

   Michael P. Finnegan          Same              Second Vice President -
   Senior Vice President -                        Investment Services
   Investment Services                            Principal Life Insurance
                                                  Company

  *Steve Gallaher               Same              See Part B
   Assistant General Counsel

  *Ernest H. Gillum             Same              See Part B
   Vice President and Chief
   Compliance Officer

   Joyce N. Hoffman             Same              Senior Vice President and
   Sr. Vice President and                         Corporate Secretary
   Corporate Secretary                            Principal Life Insurance
                                                  Company

  *Patrick A. Kirchner          Same              See Part B
   Counsel


   Deanna L. Mankle             Same              Assistant Treasurer
   Assistant Treasurer                            Principal Life Insurance
                                                  Company

  *Sarah J. Pitts               Same              See Part B
   Counsel


  *Layne A. Rasmussen           Same              See Part B
   Vice President and
   Controller - Mutual Funds

   David Reichart               Same              Senior Vice President
   Senior Vice President                          Princor Financial Services
                                                  Corporation

  *Michael D. Roughton          Same              See Part B
   Senior Vice President and
   Associate General Counsel

  *Adam U. Shaikh               Same              See Part B
   Counsel

   Mark A. Stark                Same              Vice President -
   Vice President -                               Investment Services
   Investment Services                            Principal Life Insurance
                                                  Company

   Randy L. Welch               Same              Vice President -
   Vice President -                               Investment Services
   Investment Services                            Principal Life Insurance
                                                  Company

  *Dan L. Westholm              Same              See Part B
   Director - Treasury

  *Beth Wilson                  Sam               See Part B
   Vice President

  *Larry D. Zimpleman           Same              See Part B
   Chairman of the Board &
   Director

Principal Management Corporation serves as investment adviser and dividend disbursing and transfer agent for, Principal Investors Fund, Inc. and Principal Variable Contracts Fund, Inc. - funds sponsored by Principal Life Insurance Company.

Item 27.       Principal Underwriters

(a) Princor Financial Services Corporation acts as a principal underwriter for Class J shares, Institutional Class shares, Advisors Preferred Class shares, Advisors Select Class shares, Advisors Signature Class Shares, Preferred Class Shares, and Select Class shares of Principal Investors Fund, Inc. Princor Financial Services Corporation also acts as principal underwriter for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

Principal Funds Distributor acts as principal underwriter for Class A shares, Class B shares, and Class C shares of Principal Investors Fund, Inc. and Principal Variable Contracts Fund, Inc.

 (b) Princor Financial Services Corporation

     (1)                         (2)
                                       Positions
                                       and offices
  Name and principal                   with principal
  business address                     underwriter

     Lindsay L. Amadeo                Director - Marketing
     The Principal                    Communications
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner            Director
     The Principal
     Financial Group
     Des Moines, IA 50392


     Deborah J. Barnhart              Director - Distribution (PPN)
     The Principal
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry                Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett                 Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer                  President and Director
     The Principal
     Financial Group
     Des Moines, IA  50392

     Lisa Bertholf                    Director - Marketing
     The Principal
     Financial Group
     Des Moines, IA  50392

     Tracy W. Bollin                  Assistant Controller
     The Principal
     Financial Group
     Des Moines, IA  50392

     David J. Brown                   Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jill R. Brown                    Senior Vice President and
     The Principal                    Chief Financial Officer
     Financial Group
     Des Moines, IA 50392

     Bret J. Bussanmas                Vice President - Distribution
     The Principal
     Financial Group
     Des Moines, IA  50392

     P. Scott Cawley                  Product Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Ralph C. Eucher                  Director
     The Principal
     Financial Group
     Des Moines, IA  50392

     Stephen G. Gallaher              Assistant General Counsel
     The Principal
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum                 Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael Harkin                   Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Joyce N. Hoffman                 Sr. Vice President and
     The Principal                    Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Ann Hudson                       Compliance Officer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Patrick A. Kirchner              Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss               Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Julie LeClere                    Director - Marketing and Recruiting
     The Principal
     Financial Group
     Des Moines, IA 50392

     Sarah J. Pitts                   Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     David L. Reichart                Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA  50392

     Martin R. Richardson             Vice President -
     The Principal                    Broker Dealer Operations
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton              Senior Vice President and Associate
     The Principal                    General Counsel
     Financial Group
     Des Moines, IA 50392

     Adam U. Shaikh                   Counsel
     The Principal
     Financial Group
     Des Moines, IA  50392

     Norman Sue                       Complaince Officer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Traci L. Weldon                  Vice President/Chief Complaince Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Beth Wilson                      Vice President
     The Principal
     Financial Group
     Des Moines, IA  50392

     Larry D. Zimpleman               Chairman of the Board and
     The Principal                    Director
     Financial Group
     Des Moines, IA  50392


(b) Principal Funds Distributor, Inc.

     (1)                         (2)
                                       Positions
                                       and offices
  Name and principal                   with principal
  business address                     underwriter

     Lindsay L. Amadeo                Director - Marketing
     The Principal                    Communications
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry                Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett                 Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer                  Executive Vice President
     The Principal
     Financial Group
     Des Moines, IA  50392

     Tracy W. Bollin                  Assistant Controller
     The Principal
     Financial Group
     Des Moines, IA  50392

     David J. Brown                   Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jill R. Brown                    Director
     The Principal                    Senior Vice President and
     Financial Group                  Chief Financial Officer
     Des Moines, IA 50392

     Bret J. Bussanmas                Vice President - Distribution
     The Principal
     Financial Group
     Des Moines, IA  50392

     P. Scott Cawley                  Product Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Ralph C. Eucher                  Chairman of the Board and Director
     The Principal
     Financial Group
     Des Moines, IA  50392

     Cary Fuchs                       President
     1201 Third Ave., 8th Floor
     Seattle, WA  98101

     Stephen G. Gallaher              Second Vice President/Counsel
     The Principal
     Financial Group
     Des Moines, IA  50392

     Alex Ghazanfari                  Vice President/Chief Compliance Officer
     1201 Third Ave., 8th Floor
     Seattle, WA  98101

     Tim Hill                         Vice President - Distribution
     1201 Third Ave., 8th Floor
     Seattle, WA  98101

     Joyce N. Hoffman                 Sr. Vice President and
     The Principal                    Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Daniel J. Houston                Director
     The Principal
     Financial Group
     Des Moines, IA  50392

     Timothy J. Minard                Director
     The Principal
     Financial Group
     Des Moines, IA  50392

     Kevin J. Morris                  Director - Marketing
     1201 Third Ave., 8th Floor
     Seattle, WA  98101

     David L. Reichart                Senior Vice President/Distribution
     The Principal
     Financial Group
     Des Moines, IA  50392

     Michael D. Roughton              Senior Vice President/Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Adam Shaikh                      Counsel
     The Principal
     Financial Group
     Des Moines, IA  50392

     Mark A. Stark                    Vice President - Investor Services
     The Principal
     Financial Group
     Des Moines, IA  50392

     Traci L. Weldon                  Vice President/Compliance
     The Principal
     Financial Group
     Des Moines, IA  50392


               (c)    Inapplicable.

Item 28.       Location of Accounts and Records

     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 29.       Management Services

               Inapplicable.

Item 30.       Undertakings

               Indemnification

     Reference is made to Item 27 above, which discusses circumstances under which directors and officers of the Registrant shall be indemnified by the Registrant against certain liabilities and expenses incurred by them by reason of being a director or officer of the Registrant.

     Notwithstanding the provisions of Registrant's Articles of Incorporation and Bylaws, the Registrant hereby makes the following undertaking:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant, in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of the Registrant, in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

               Shareholder Communications

     Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications

               Delivery of Annual Report to Shareholders

     The registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 14th day of December, 2007.


                                       Principal Investors Fund, Inc.
                                                  (Registrant)


                                       By   /s/ R. C. Eucher
                                          ______________________________________
                                           R. C. Eucher
                                           Director, President and
                                           Chief Executive Officer


Attest:


/s/ Beth Wilson
______________________________________
Beth Wilson
Secretary


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                         Title                          Date



/s/ R. C. Eucher
_____________________________      Director, President and    December 14, 2007
R. C. Eucher                       Chief Executive Officer    __________________
                                   (Principal Executive
                                   Officer)

   (L. D. Zimpleman)*
_____________________________      Director and               December 14, 2007
L. D. Zimpleman                    Chairman of the Board      __________________


/s/ M. J. Beer
_____________________________      Executive Vice President   December 14, 2007
M. J. Beer                         and Chief Financial Officer__________________
                                   (Principal Accounting
                                   Officer)

   (E. Ballantine)*
_____________________________      Director                   December 14, 2007
E. Ballantine                                                 __________________



   (K. Blake)*
_____________________________      Director                   December 14, 2007
K. Blake                                                      __________________


   (R. W. Gilbert)*
_____________________________      Director                   December 14, 2007
R. W. Gilbert                                                 __________________


   (M. A. Grimmett)*
_____________________________      Director                   December 14, 2007
M. A. Grimmett                                                __________________

   (F. S. Hirsch)*
_____________________________      Director                   December 14, 2007
F. S. Hirsch                                                  __________________

   (W. C. Kimball)*
_____________________________      Director                   December 14, 2007
W. C. Kimball                                                 __________________


   (B. A. Lukavsky)*
_____________________________      Director                   December 14, 2007
B. A. Lukavsky                                                __________________


   (W. G. Papesh)*
_____________________________      Director                   December 14, 2007
W. G. Papsh                                                   __________________


   (D. Pavelich)*
_____________________________      Director                   December 14, 2007
D. Pavelich                                                   __________________


   (R. Yancey)*
_____________________________      Director                   December 14, 2007
R. Yancey                                                     __________________




                                        *By    /s/ M. J. Beer
                                           _____________________________________
                                           M. J. Beer
                                           Executive Vice President
                                           and Chief Financial Officer
                                           (Principal Financial and
                                            Accounting Officer)

                                           Pursuant to Powers of Attorney
                                           Previously Filed or Included